UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM
N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-07332 and 811-08162
Name of Fund:
BlackRock Funds III
BlackRock Cash Funds: Institutional
BlackRock Cash Funds: Treasury
BlackRock Diversified Equity Alpha Fund
iShares MSCI Total International Index Fund
iShares Russell 1000 Large-Cap Index Fund
iShares S&P 500 Index Fund
iShares U.S. Aggregate Bond Index Fund

Master Investment Portfolio
Money Market Master Portfolio
Treasury Money Market Master Portfolio
Diversified Equity Alpha Master Portfolio
Total International ex U.S. Index Master Portfolio
Large Cap Index Master Portfolio
S&P 500 Index Master Portfolio
U.S. Total Bond Index Master Portfolio
International Tilts Master Portfolio

Fund Address:

100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service:

John M. Perlowski, Chief Executive Officer, BlackRock Funds III and Master Investment Portfolio, 50 Hudson Yards, New York, NY 10001
Registrant's telephone number, including area code:
(800) 537-4942
Date of fiscal year end:
12/31/2026
Date of reporting period:
6/30/2026
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Institutional (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Money Market Master Portfolio

(the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 107,880,346,482
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.82%
7-Day Yield	3.82%
Past performance is not an indication of future results.
Visit
blackrock.com
 for more recent yield information
.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Institutional
SL Agency Shares | BISXX
Semi-Annual Shareholder Report —

June 30, 2026
BISXX-06/26-SAR

Money Market Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Institutional’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Money Market Master Portfolio	$ 4	0.07% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 108,178,542,060
Number of Portfolio Holdings	405
What did the Master Portfolio invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Commercial Paper	30.9%
Repurchase Agreements	25.9%
Certificates of Deposit	25.9%
Time Deposits	13.6%
Corporate Bonds	1.1%
U.S. Treasury Obligations	0.4%
U.S. Government Sponsored Agency Securities	0.2%
Municipal Bonds	0.2%
Other Assets Less Liabilities	1.8
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements
and proxy voting policies and
proc
edures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock
.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 6 (a)	0.12% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 20,632,269,684
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.59%
7-Day Yield	3.59%
Past performance is not an indication of future results.
Visit
blackrock.com
 for more recent yield information
.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
Institutional Shares | BRIXX
Semi-Annual Shareholder Report —

June 30, 2026
BRIXX-06/26-SAR

BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Cash Funds: Treasury (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Treasury Money Market Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SL Agency Shares	$ 5 (a)	0.09% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 20,632,269,684
Number of Portfolio Holdings	1
Current seven-day yields as of June 30, 2026 (The 7-Day SEC Yield may differ from the 7-Day Yield shown due to the fact that the 7-Day SEC Yield excludes distributed capital gains.)
7-Day SEC Yield	3.62%
7-Day Yield	3.62%
Past performance is not an indication of future results.
Visit
blackrock.com
 for more recent yield information
.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
BlackRock Cash Funds: Treasury
SL Agency Shares | XTSLA
Semi-Annual Shareholder Report —

June 30, 2026
XTSLA-06/26-SAR

Treasury Money Market Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about Treasury Money Market Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the BlackRock Cash Funds: Treasury’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(888) 204-3956
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Treasury Money Market Master Portfolio	$ 4	0.07% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 20,678,796,690
Number of Portfolio Holdings	73
What did the Master Portfolio invest in?
(as of June 30, 2026)
Portfolio composition
Asset Type	Percent of Net Assets
Repurchase Agreements	54.5%
U.S. Treasury Obligations	41.4%
Other Assets Less Liabilities	4.1
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.
Treasury Money Market Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

BlackRock Diversified Equity Alpha Fund
Institutional Shares | BDVEX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about BlackRock Diversified Equity Alpha Fund (the “Fund”) (formerly known as BlackRock Diversified Equity Fund) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Diversified Equity Alpha Master Portfolio (the “Master Portfolio”) (formerly known as Diversified Equity Master Portfolio), a series of Master Investment Portfolio. You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800)

537-4942
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 20 (a)	0.39% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 1,313,581,420
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	51%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
BlackRock Diversified Equity Alpha Fund
Institutional Shares | BDVEX
Semi-Annual Shareholder Report —

June 30, 2026
BDVEX-06/26-SAR

Diversified Equity Alpha Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about Diversified Equity Alpha Master Portfolio (the “Master Portfolio”) (formerly known as Diversified Equity Master Portfolio) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the BlackRock Diversified Equity Alpha Fund’s (formerly known as BlackRock Diversified Equity Fund) additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Alpha Master Portfolio	$ 7	0.14% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 2,806,948,217
Number of Portfolio Holdings	2,790
Portfolio Turnover Rate	51%
What did the Master Portfolio invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)(b)	Percent of Net Assets
Information Technology	26.9%
Financials	13.9%
Industrials	11.9%
Health Care	9.1%
Consumer Discretionary	7.6%
Communication Services	6.0%
Energy	3.7%
Consumer Staples	2.6%
Materials	2.5%
Utilities	2.1%
Real Estate	2.0%
Short-Term Securities	18.2%
Liabilities in Excess of Other Assets	(6.5)
Ten largest holdings
Security (a)(c)	Percent of Net Assets
NVIDIA Corp.	2.9%
Apple, Inc.	2.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
Microsoft Corp.	1.7%
Amazon.com, Inc.	1.5%
Samsung Electronics Co. Ltd.	1.3%
Alphabet, Inc., Class A	1.3%
Alphabet, Inc., Class C	1.1%
Broadcom, Inc.	1.1%
SK Hynix, Inc.	1.1%
(a)	Excludes underlying investments in equity swaps.
(b)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(c)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to f inan
cial
sta
tements and pr
o
xy voting p
olicies
a
nd
procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
Diversified Equity Alpha Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 7 (a)	0.13% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 2,515,814,503
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	2%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Institutional Shares | BDOIX
Semi-Annual Shareholder Report —

June 30, 2026
BDOIX-06/26-SAR

iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 21 (a)	0.39% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 2,515,814,503
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	2%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Investor A Shares | BDOAX
Semi-Annual Shareholder Report —

June 30, 2026
BDOAX-06/26-SAR

iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares MSCI Total International Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 4 (a)	0.08% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 2,515,814,503
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	2%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares MSCI Total International Index Fund
Class K Shares | BDOKX
Semi-Annual Shareholder Report —

June 30, 2026
BDOKX-06/26-SAR

Total International ex U.S. Index Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the iShares MSCI Total International Index Fund’s additional information at
blackrock.com/fundreports
. You can als
o
request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Total International ex U.S. Index Master Portfolio	$ 3	0.06% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 2,518,056,706
Number of Portfolio Holdings	1,744
Portfolio Turnover Rate	2%
What did the Master Portfolio invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	13.8%
Taiwan	9.3%
South Korea	8.1%
Canada	7.7%
United Kingdom	7.2%
China	6.5%
France	5.5%
Germany	5.0%
United States	4.7%
Switzerland	4.5%
Other #	30.1%
Liabilities in Excess of Other Assets	(2.4	) %
Ten largest holdings
Security (a)	Percent of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	5.2%
Samsung Electronics Co. Ltd.	2.8%
SK Hynix, Inc.	2.6%
ASML Holding NV	2.0%
Tencent Holdings Ltd.	0.9%
HSBC Holdings PLC	0.9%
Royal Bank of Canada	0.8%
Novartis AG, Class N	0.8%
Roche Holding AG	0.8%
AstraZeneca PLC	0.7%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedu res
, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyreco
rds
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other
trademarks
are
those
of their
respective
owners
.
Total International ex U.S. Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 2,034,134,744
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	8%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Institutional Shares | BRGNX
Semi-Annual Shareholder Report —

June 30, 2026
BRGNX-06/26-SAR

iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 18 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 2,034,134,744
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	8%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Investor A Shares | BRGAX
Semi-Annual Shareholder Report —

June 30, 2026
BRGAX-06/26-SAR

iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares Russell 1000 Large-Cap Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 3 (a)	0.06% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 2,034,134,744
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	8%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by FTSE International Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares Russell 1000 Large-Cap Index Fund
Class K Shares | BRGKX
Semi-Annual Shareholder Report —

June 30, 2026
BRGKX-06/26-SAR

Large Cap Index Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about Large Cap Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the iShares Russell 1000 Large-Cap Index Fund’s additional information at
blackrock.com/fundreports
. You can also request t
hi
s information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Master Portfolio	$ 2	0.03% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 41,389,639,522
Number of Portfolio Holdings	1,029
Portfolio Turnover Rate	8%
What did the Master Portfolio invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	35.5%
Financials	12.4%
Industrials	10.1%
Communication Services	9.4%
Consumer Discretionary	9.3%
Health Care	9.0%
Consumer Staples	4.4%
Energy	3.0%
Utilities	2.1%
Materials	2.1%
Real Estate	2.1%
Short-Term Securities	4.5%
Liabilities in Excess of Other Assets	(3.9)
Ten largest holdings
Security (b)	Percent of Net Assets
NVIDIA Corp.	6.6%
Apple, Inc.	6.0%
Microsoft Corp.	3.9%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.0%
Broadcom, Inc.	2.5%
Alphabet, Inc., Class C	2.4%
Micron Technology, Inc.	1.9%
Meta Platforms, Inc., Class A	1.8%
Tesla, Inc.	1.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting
policies and procedu
res,
please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
Large Cap Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Institutional Shares | BSPIX
Semi-Annual Shareholder Report —

June 30, 2026
BSPIX-06/26-SAR

iShares S&P 500 Index Fund
Service Shares | BSPSX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$ 11 (a)	0.22% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Service Shares | BSPSX
Semi-Annual Shareholder Report —

June 30, 2026
BSPSX-06/26-SAR

iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 18 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor A Shares | BSPAX
Semi-Annual Shareholder Report —

June 30, 2026
BSPAX-06/26-SAR

iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 18 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Investor P Shares | BSPPX
Semi-Annual Shareholder Report —

June 30, 2026
BSPPX-06/26-SAR

iShares S&P 500 Index Fund
Class G Shares | BSPGX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G Shares	$ 1 (a)	0.01% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class G Shares | BSPGX
Semi-Annual Shareholder Report —

June 30, 2026
BSPGX-06/26-SAR

iShares S&P 500 Index Fund
Class K Shares | WFSPX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares S&P 500 Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the S&P 500

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.03% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 59,061,952,467
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	5%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
The

Fund

is

not

sponsored,

endorsed,

issued,

sold,

or

promoted

by S&P Dow Jones Indices and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares S&P 500 Index Fund
Class K Shares | WFSPX
Semi-Annual Shareholder Report —

June 30, 2026
WFSPX-06/26-SAR

S&P 500 Index Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about S&P 500 Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the iShares S&P 500 Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Master Portfolio	$ 1	0.01% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 59,596,299,102
Number of Portfolio Holdings	508
Portfolio Turnover Rate	5%
What did the Master Portfolio invest in?
(as of June 30, 2026)
Sector allocation
Sector (a)	Percent of Net Assets
Information Technology	37.6%
Financials	11.6%
Communication Services	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Health Care	8.8%
Consumer Staples	4.5%
Energy	3.0%
Utilities	2.2%
Materials	1.8%
Other*	2.5%
Short-Term Securities	0.8%
Liabilities in Excess of Other Assets	(0.5)
Ten largest holdings
Security (b)	Percent of Net Assets
NVIDIA Corp.	7.4%
Apple, Inc.	6.5%
Microsoft Corp.	4.3%
Amazon.com, Inc.	3.6%
Alphabet, Inc., Class A	3.2%
Broadcom, Inc.	2.7%
Alphabet, Inc., Class C	2.6%
Micron Technology, Inc.	2.0%
Meta Platforms, Inc., Class A	1.9%
Tesla, Inc.	1.8%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
(b)	Excludes short-term securities.
*	Ten largest sectors are presented. Additional sectors are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but n ot lim
ited to financial statements and proxy voting policies a
n
d procedu
res
, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
S&P 500 Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$ 5 (a)	0.10% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Institutional Shares | BMOIX
Semi-Annual Shareholder Report —

June 30, 2026
BMOIX-06/26-SAR

iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$ 17 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor A Shares | BMOAX
Semi-Annual Shareholder Report —

June 30, 2026
BMOAX-06/26-SAR

iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor P Shares	$ 17 (a)	0.35% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Investor P Shares | BMOPX
Semi-Annual Shareholder Report —

June 30, 2026
BMOPX-06/26-SAR

iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about iShares U.S. Aggregate Bond Index Fund (the “Fund”) for the period of January 1, 2026 to June 30, 2026. The Fund invests all of its assets in the U.S. Total Bond

Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio.

You can find additional information about the Fund at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Fund
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$ 2 (a)	0.05% (a)(b)
(a)	Because the Fund invests all of its assets in the Master Portfolio, the expense example reflects the net expenses of both the Fund and the Master Portfolio.
(b)	Annualized.
Key Fund statistics
Net Assets	$ 3,291,846,117
Number of Portfolio Holdings	1
Portfolio Turnover Rate of the Master Portfolio	46%
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
iShares U.S. Aggregate Bond Index Fund
Class K Shares | WFBIX
Semi-Annual Shareholder Report —

June 30, 2026
WFBIX-06/26-SAR

U.S. Total Bond Index Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio, which is included within the iShares U.S. Aggregate Bond Index Fund’s additional information at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Total Bond Index Master Portfolio	$ 2	0.04% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 3,293,777,884
Number of Portfolio Holdings	9,739
Portfolio Turnover Rate	46%
What did the Master Portfolio invest in?
(as of June 30, 2026)
Portfolio composition
Investment Type	Percent of Total Investments (a)
U.S. Treasury Obligations	46.3%
U.S. Government Sponsored Agency Securities	24.9%
Corporate Bonds	24.6%
Foreign Agency Obligations	2.6%
Non-Agency Mortgage-Backed Securities	0.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.3%
Capital Trusts	0.1%
Credit quality allocation
Credit Rating (b)	Percent of Total Investments (a)
AAA/Aaa (c)	24.9%
AA/Aa	52.9%
A	11.4%
BBB/Baa	10.7%
N/R	0.1%
(a)	Excludes short-term securities, short investments and options, if any.
(b)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)
The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and/or U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective owners.
U.S. Total Bond Index Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

International Tilts Master Portfolio
Semi-Annual
Shareholder Report —
June 30, 2026

This semi-annual shareholder report contains important information about International Tilts Master Portfolio (the “Master Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Master Portfolio at
blackrock.com/fundreports
. You can also request this information by contacting us at
(800) 441-7762
.
What were the
Master Portfolio
costs for the
last six months
?
(based on a hypothetical $10,000 investment)
Master Portfolio name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Tilts Master Portfolio	$ 21	0.40% (a)
(a)	Annualized.
Key Master Portfolio statistics
Net Assets	$ 960,210,908
Number of Portfolio Holdings	457
Portfolio Turnover Rate	80%
What did the Master Portfolio invest in?
(as of June 30, 2026)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
Japan	23.5%
United Kingdom	13.2%
France	10.1%
Germany	9.1%
Australia	7.2%
Netherlands	6.9%
United States	6.4%
Switzerland	6.3%
Spain	5.2%
Italy	3.9%
Other #	9.7%
Liabilities in Excess of Other Assets	(1.5	) %
Ten largest holdings
Security (a)	Percent of Net Assets
ASML Holding NV	4.4%
ABB Ltd., Class N	1.8%
Banco Santander SA	1.8%
Tokyo Electron Ltd.	1.5%
AstraZeneca PLC	1.5%
AXA SA	1.5%
HSBC Holdings PLC	1.5%
BHP Group Ltd., Class DI	1.4%
Siemens AG, Class N	1.3%
Nestle SA, Class N	1.2%
(a)	Excludes short-term securities.
#	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Additional information
If you wish to view additional information about the Master Portfolio, including but not limited to financial statements and proxy voting policies and procedures
, please visit
blackrock.com/fundreports
. For proxy voting records, visit
blackrock.com/proxyrecords
.
©2026 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates.

All other trademarks are those of their respective o
wners.
International Tilts Master Portfolio
Semi-Annual Shareholder Report — June 30, 2026
06/26-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedule of Investments are included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrants’ Financial Statements are attached herewith.

(b) The registrants’ Financial Highlights are attached herewith.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock Diversified Equity Alpha Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
Diversified Equity Alpha Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
BlackRock Diversified Equity Alpha Fund
3

Statement of Assets and Liabilities (unaudited)
June 30, 2026

BlackRock Diversified Equity Alpha Fund
ASSETS
Investments, at value — Master Portfolio	$ 1,313,853,347
Receivables:
Withdrawals from the Master Portfolio	3,150,409
Prepaid expenses	959
Total assets	1,317,004,715
LIABILITIES
Payables:
Administration fees	267,162
Capital shares redeemed	3,150,409
Professional fees	5,724
Total liabilities	3,423,295
Commitments and contingent liabilities
NET ASSETS	$ 1,313,581,420
NET ASSETS CONSIST OF
Paid-in capital	$ 908,201,993
Accumulated earnings	405,379,427
NET ASSETS	$ 1,313,581,420
NET ASSET VALUE
Institutional
Net assets	$ 1,313,581,420
Shares outstanding	85,407,717
Net asset value	$ 15.38
Shares authorized	Unlimited
Par value	No par value
See fund notes to financial statements.
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

BlackRock Diversified Equity Alpha Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$9,200,740
Dividends — affiliated	1,763,948
Interest — unaffiliated	45,891
Securities lending income — affiliated — net	129,030
Foreign taxes withheld	(679,255)
Expenses	(2,116,006)
Fees waived	1,241,294
Total investment income	9,585,642
FUND EXPENSES
Administration	1,531,599
Professional	5,730
Miscellaneous	7,635
Total expenses	1,544,964
Less fees waived and/or reimbursed by the Administrator	(5,730)
Total expenses after fees waived and/or reimbursed	1,539,234
Net investment income	8,046,408
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	135,798,333
Investments — affiliated	(7,845)
Forward foreign currency exchange contracts	64,232
Foreign currency transactions	(312,442)
Futures contracts	3,183,030
Swaps	(57,705,143)
81,020,165
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	46,573,124
Investments — affiliated	(7,736)
Forward foreign currency exchange contracts	(285,258)
Foreign currency translations	(9,835)
Futures contracts	23,731
Swaps	3,084,592
49,378,618
Net realized and unrealized gain	130,398,783
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$138,445,191
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(18,547)
(b) Net of reduction in deferred foreign capital gain tax of	$439,990
See fund notes to financial statements.
Fund Statement of Operations
5

Statements of Changes in Net Assets

	BlackRock Diversified Equity Alpha Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$8,046,408	$16,549,637
Net realized gain	81,020,165	44,460,071
Net change in unrealized appreciation (depreciation)	49,378,618	121,236,923
Net increase in net assets resulting from operations	138,445,191	182,246,631
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(77,097,741)
Decrease in net assets resulting from distributions to shareholders	—	(77,097,741)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(26,576,189)	19,130,734
NET ASSETS
Total increase in net assets	111,869,002	124,279,624
Beginning of period	1,201,712,418	1,077,432,794
End of period	$1,313,581,420	$1,201,712,418

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See fund notes to financial statements.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Diversified Equity Alpha Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Period from 09/19/23(a) to 12/31/23

Net asset value, beginning of period	$13.78	$12.56	$10.80	$10.00
Net investment income(b)	0.09	0.20	0.19	0.05
Net realized and unrealized gain	1.51	1.94	2.57	0.78
Net increase from investment operations	1.60	2.14	2.76	0.83
Distributions(c)
From net investment income	—	(0.31)	(0.54)	(0.03)
From net realized gain	—	(0.61)	(0.46)	—
Total distributions	—	(0.92)	(1.00)	(0.03)
Net asset value, end of period	$15.38	$13.78	$12.56	$10.80
Total Return(d)
Based on net asset value	11.61%(e)	17.29%	25.37%	8.34%(e)
Ratios to Average Net Assets(f)(g)
Total expenses	0.40%(h)	0.39%	0.39%	0.40%(h)
Total expenses after fees waived and/or reimbursed	0.39%(h)	0.39%	0.39%	0.40%(h)
Net investment income	1.31%(h)	1.48%	1.55%	1.69%(h)
Supplemental Data
Net assets, end of period (000)	$1,313,581	$1,201,712	$1,077,433	$544,352
Portfolio turnover rate of the Master Portfolio	51%	123%	113%	125%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See fund notes to financial statements.
Fund Financial Highlights
7

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  BlackRock Diversified Equity Alpha Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in Diversified Equity Alpha Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2026, the percentage of the Master Portfolio owned by the Fund was 46.8%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers Institutional Shares. Institutional Shares are sold without a sales charge and only to certain eligible investors.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
On February 19, 2026, the Board approved a change in the name of BlackRock Diversified Equity Fund to BlackRock Diversified Equity Alpha Fund and certain changes to the Fund’s investment strategy. These changes were effective on April 28, 2026.
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.25% based on the average daily net assets of the Fund.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
Expense Waivers and Reimbursements: The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $5,730.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
As of December 31, 2025, the Fund had qualified late-year losses as follows:
Fund Name	Qualified Late-Year Ordinary Losses(a)
BlackRock Diversified Equity Alpha Fund	$ (4,044,532)

(a)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
6.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
BlackRock Diversified Equity Alpha Fund
Institutional
Shares sold	1,617,733	$ 23,560,185	2,961,326	$ 40,782,322
Shares issued in reinvestment of distributions	—	—	5,710,690	77,097,741
Shares redeemed	(3,390,226)	(50,136,374)	(7,279,013)	(98,749,329)
	(1,772,493)	$ (26,576,189)	1,393,003	$ 19,130,734
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
9

Schedule of Investments (unaudited)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.9%
AAR Corp.(a)	6,408	$ 915,895
AerSale Corp.(a)(b)	10,572	66,815
Aevex Corp., Class A(b)	24,379	509,277
Airbus SE	2,530	562,904
Archer Aviation, Inc., Class A(a)(b)	100,688	476,254
Arxis, Inc., Class A(a)(b)	16,194	747,191
Astronics Corp.(a)	6,304	512,263
Astronics Corp., Class B(a)	1,694	128,744
ATI, Inc.(a)	308	60,707
BAE Systems PLC	50,404	1,235,232
Carpenter Technology Corp.	1,411	870,361
Ducommun, Inc.(a)	9,865	1,827,097
Firefly Aerospace, Inc.(a)(b)	17,371	510,707
General Dynamics Corp.	10,491	3,716,332
General Electric Co.	14,005	5,234,089
Hawkeye 360, Inc.(a)(b)	3,951	79,889
HEICO Corp.(b)	293	104,364
HEICO Corp., Class A	5,911	1,524,506
Honeywell Aerospace, Inc.(a)	14,703	3,250,539
Howmet Aerospace, Inc.	975	262,139
Huntington Ingalls Industries, Inc.	940	263,097
Intuitive Machines, Inc., Class A(a)(b)	31,966	683,753
Kongsberg Gruppen ASA	3,934	118,555
Kratos Defense & Security Solutions, Inc.(a)	17,248	859,985
L3Harris Technologies, Inc.	1,610	467,850
Leonardo DRS, Inc.	2,736	116,745
Leonardo SpA	3,945	211,808
Lockheed Martin Corp.	8,783	4,474,587
Mercury Systems, Inc.(a)	10,198	1,247,521
Moog, Inc., Class A	6,382	2,704,947
National Presto Industries, Inc.	641	80,119
Northrop Grumman Corp.	5,302	2,700,362
Red Cat Holdings, Inc.(a)(b)	11,894	126,671
Redwire Corp.(a)	36,754	449,501
Rheinmetall AG	145	164,978
Rocket Lab Corp.(a)	3,782	384,440
Rolls-Royce Holdings PLC	195,847	3,754,316
RTX Corp.	37,447	7,104,819
Saab AB, Class B	8,924	465,247
Safran SA	2,109	831,116
Satellogic, Inc., Class A(a)	10,110	57,829
Sidus Space, Inc., Class A(a)(b)	36,608	102,869
Singapore Technologies Engineering Ltd.	38,400	309,287
Thales SA	1,041	267,538
V2X, Inc.(a)	3,083	229,869
Voyager Technologies, Inc., Class A(a)(b)	8,535	275,254
VSE Corp.(b)	3,897	890,465
Woodward, Inc.	814	346,308
		52,285,141
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.(b)	2,911	548,258
Deutsche Post AG, Class N	22,106	1,343,966
Expeditors International of Washington, Inc.	9,590	1,562,978
FedEx Corp.	14,677	4,595,809
Forward Air Corp.(a)	17,079	230,737
GXO Logistics, Inc.(a)	3,318	168,223
Hub Group, Inc., Class A	12,744	558,060
JD Logistics, Inc.(a)(c)	233,200	350,980
Radiant Logistics, Inc.(a)	10,811	102,272
SF Holding Co. Ltd., Class A	10,200	47,026
Security	Shares	Value
Air Freight & Logistics (continued)
United Parcel Service, Inc., Class B	25,793	$ 2,772,748
YTO Express Group Co. Ltd., Class A	10,300	23,945
ZTO Express Cayman, Inc.	12,900	285,464
		12,590,466
Automobile Components — 0.4%
Adient PLC(a)	23,994	441,010
BorgWarner, Inc.	17,079	1,134,045
Cie Generale des Etablissements Michelin SCA	1,986	76,720
Cooper-Standard Holdings, Inc.(a)	5,441	147,179
Dana, Inc.	40,770	1,109,352
Dauch Corp.(a)	80,736	437,589
Fox Factory Holding Corp.(a)	13,440	227,741
Fuyao Glass Industry Group Co. Ltd., Class H(c)	28,800	188,331
Garrett Motion, Inc.	23,859	864,411
Gentherm, Inc.(a)	5,322	181,533
Goodyear Tire & Rubber Co.(a)(b)	49,516	326,806
LCI Industries(b)	3,927	415,791
Lear Corp.	7,133	956,250
Patrick Industries, Inc.(b)	8,682	779,470
Phinia, Inc.(b)	5,926	488,125
QuantumScape Corp., Class A(a)(b)	66,268	500,986
Samvardhana Motherson International Ltd.	238,547	374,036
Solid Power, Inc., Class A(a)(b)	22,081	57,190
Standard Motor Products, Inc.	14,277	556,375
Stoneridge, Inc.(a)	20,402	149,343
Sumitomo Electric Industries Ltd.	6,800	126,188
Valeo SE	4,926	72,386
Versigent PLC(a)	4,811	202,110
Visteon Corp.	1,334	132,346
		9,945,313
Automobiles — 0.7%
BYD Co. Ltd., Class A	12,100	142,346
BYD Co. Ltd., Class H	55,300	512,405
Eicher Motors Ltd.	4,233	316,982
Ford Otomotiv Sanayi A/S, Class A(b)	167,407	304,361
Geely Automobile Holdings Ltd.	358,000	769,603
General Motors Co.	6,616	509,961
Great Wall Motor Co. Ltd., Class H	312,500	351,036
Hero MotoCorp Ltd.	5,900	299,464
Hyundai Motor Co.	1,369	446,245
Kia Corp.	7,110	642,158
Mahindra & Mahindra Ltd.	39,053	1,270,190
Maruti Suzuki India Ltd.	5,010	749,021
Renault SA	1,810	51,997
Tata Motors Passenger Vehicles Ltd.	105,744	394,419
Tesla, Inc.(a)	30,275	12,733,665
Winnebago Industries, Inc.(b)	12,144	379,379
		19,873,232
Banks — 7.3%
1st Source Corp.(b)	13,053	1,064,864
Abu Dhabi Islamic Bank PJSC	53,172	299,661
ACNB Corp.	1,681	99,818
Agricultural Bank of China Ltd., Class A	167,800	149,893
Al Rajhi Bank	176,162	3,090,238
Amalgamated Financial Corp.	25,361	1,164,070
Amerant Bancorp, Inc.	8,767	223,734
Ameris Bancorp(b)	14,550	1,313,283
ANZ Group Holdings Ltd.	14,482	353,424
Associated Banc-Corp.	62,129	1,911,709
Axis Bank Ltd.	100,017	1,423,457
Axos Financial, Inc.(a)	9,896	963,771
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Banc of California, Inc.	44,421	$ 907,521
Banca Monte dei Paschi di Siena SpA	25,193	313,084
Banco Bilbao Vizcaya Argentaria SA	55,469	1,396,532
Banco BPM SpA	7,666	132,563
Banco Bradesco SA, ADR, Preference Shares	168,306	584,022
Banco de Sabadell SA	52,461	185,892
Banco Santander SA	75,266	1,044,680
Bancorp, Inc.(a)	2,490	155,974
Bank Central Asia Tbk. PT	2,548,600	794,158
Bank Hapoalim BM	14,257	328,844
Bank Leumi Le-Israel BM	14,410	322,476
Bank Mandiri Persero Tbk. PT	2,521,900	543,941
Bank of America Corp.	188,936	10,765,573
Bank of Baroda	40,851	117,719
Bank of China Ltd., Class A	90,400	76,146
Bank of China Ltd., Class H	3,211,000	2,047,729
Bank of Communications Co. Ltd., Class A	115,100	108,994
Bank of Hawaii Corp.(b)	7,904	644,097
Bank of Ireland Group PLC	2,140	42,635
Bank of Jiangsu Co. Ltd., Class A	43,100	68,419
Bank of Marin Bancorp	13,574	376,000
Bank of Nanjing Co. Ltd., Class A	50,600	73,693
Bank of Ningbo Co. Ltd., Class A	16,000	69,976
Bank of Shanghai Co. Ltd., Class A	39,600	50,617
Bank Polska Kasa Opieki SA	12,531	763,462
Bank Rakyat Indonesia Persero Tbk. PT	5,142,500	787,388
Bank7 Corp.	5,529	270,645
BankUnited, Inc.	14,157	685,907
Bankwell Financial Group, Inc.	3,875	227,656
Banque Saudi Fransi	23,230	119,983
Bar Harbor Bankshares	12,172	459,615
Barclays PLC	51,027	341,932
BAWAG Group AG(c)	1,113	223,139
BayCom Corp.	2,707	89,060
BCB Bancorp, Inc.(b)	10,820	115,990
BDO Unibank, Inc.	312,920	607,499
BNK Financial Group, Inc.	11,237	124,415
BNP Paribas SA	30,473	3,559,038
BOK Financial Corp.	3,140	436,083
BPER Banca SpA	15,240	239,437
Bridgewater Bancshares, Inc.(a)(b)	4,409	92,765
Byline Bancorp, Inc.	31,552	1,188,248
CaixaBank SA	11,014	156,048
Camden National Corp.	10,752	582,973
Capital City Bank Group, Inc.(b)	15,832	782,417
Capitec Bank Holdings Ltd.	3,418	992,296
Capitol Federal Financial, Inc.	36,295	308,870
Central Pacific Financial Corp.	8,082	308,732
Chemung Financial Corp.	3,093	230,676
China CITIC Bank Corp. Ltd., Class H	301,000	255,519
China Construction Bank Corp., Class A	48,500	68,758
China Construction Bank Corp., Class H	2,623,000	2,705,498
China Merchants Bank Co. Ltd., Class A	41,946	219,447
China Merchants Bank Co. Ltd., Class H	55,000	315,797
ChoiceOne Financial Services, Inc.	2,171	73,814
Citigroup, Inc.	45,843	6,416,186
Citizens Financial Group, Inc.	32,345	2,266,414
City Holding Co.	874	115,927
Civista Bancshares, Inc.(b)	9,843	277,769
CNB Financial Corp.	10,325	348,056
Coastal Financial Corp.(a)	3,603	279,269
Colony Bankcorp, Inc.	29,986	602,419
Columbia Banking System, Inc.	2,840	91,022
Security	Shares	Value
Banks (continued)
Commerzbank AG(a)	7,822	$ 323,534
Commonwealth Bank of Australia	20,943	2,386,752
Community Trust Bancorp, Inc.	14,777	1,069,264
Community West Bancshares(b)	25,074	673,488
ConnectOne Bancorp, Inc.(b)	21,974	734,811
Credicorp Ltd.	2,759	1,074,851
Credit Agricole SA	47,732	960,037
Cullen/Frost Bankers, Inc.	9,254	1,429,928
Customers Bancorp, Inc.(a)	6,480	512,568
CVB Financial Corp.(b)	13,046	294,187
Danske Bank A/S	13,785	738,912
DBS Group Holdings Ltd.	26,300	1,331,695
DNB Bank ASA	27,237	810,907
Dubai Islamic Bank PJSC	71,472	145,021
Eagle Bancorp Montana, Inc.(b)	3,675	87,943
Eastern Bankshares, Inc.(b)	16,597	369,117
Emirates NBD Bank PJSC	133,667	1,077,307
Enterprise Financial Services Corp.	14,688	967,645
Equity Bancshares, Inc., Class A	5,583	273,511
Eurobank SA	128,271	611,772
Financial Institutions, Inc.	2,335	90,995
FinecoBank Banca Fineco SpA	3,848	96,754
First Bancorp, Inc.	7,575	263,762
First BanCorp./Puerto Rico	28,554	744,403
First Bank	19,586	347,260
First Busey Corp.	37,758	1,113,861
First Business Financial Services, Inc.	10,119	639,217
First Community Corp.	7,886	257,714
First Financial Bankshares, Inc.	32,349	1,119,275
First Financial Corp.(b)	16,350	1,266,144
First Hawaiian, Inc.	6,609	193,644
First Horizon Corp.	52,051	1,334,588
First Internet Bancorp	3,971	110,394
First Merchants Corp.	7,698	336,326
First Mid Bancshares, Inc.(b)	22,685	1,090,922
First National Corp.	2,872	86,217
First Northwest Bancorp	1,915	20,701
FNB Corp.	64,902	1,238,330
FS Bancorp, Inc.(b)	2,186	94,872
Fulton Financial Corp.(b)	35,846	867,115
FVCBankcorp, Inc.	5,234	91,595
Glacier Bancorp, Inc.(b)	31,830	1,641,791
Greene County Bancorp, Inc.	6,850	230,092
Grupo Cibest SA(b)	7,416	589,053
Grupo Financiero Banorte SAB de CV, Class O	240,946	2,543,039
Hana Financial Group, Inc.	10,659	796,163
Hancock Whitney Corp.	2,033	151,906
Hanmi Financial Corp.	1,199	38,848
HBT Financial, Inc.(b)	9,576	306,336
HDFC Bank Ltd.	372,471	3,143,453
HDFC Bank Ltd., ADR(b)	509	13,147
Hilltop Holdings, Inc.	2,141	83,028
Home BancShares, Inc.(b)	37,334	1,065,886
HomeTrust Bancshares, Inc.	12,309	614,096
Hope Bancorp, Inc.	6,030	82,490
Horizon Bancorp, Inc.	61,948	1,237,721
HSBC Holdings PLC	60,685	1,147,510
Huaxia Bank Co. Ltd., Class A	52,900	49,778
Huntington Bancshares, Inc.	59,590	1,056,531
ICICI Bank Ltd.	208,614	3,045,187
Independent Bank Corp.	31,828	1,148,036
Industrial & Commercial Bank of China Ltd., Class A	132,600	138,032
Industrial & Commercial Bank of China Ltd., Class H	884,000	726,193
Master Portfolio Schedule of Investments
11

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Banks (continued)
Industrial Bank Co. Ltd., Class A	45,700	$ 111,513
International Bancshares Corp.	1,884	143,090
Intesa Sanpaolo SpA	430,032	2,955,734
Investar Holding Corp.	18,282	547,729
Israel Discount Bank Ltd., Class A	9,107	90,171
Itau Unibanco Holding SA, ADR(b)	21,923	179,111
Japan Post Bank Co. Ltd.(b)	16,400	312,130
JPMorgan Chase & Co.	57,946	18,967,464
Kasikornbank PCL, NVDR	75,700	497,816
KB Financial Group, Inc.	14,636	1,514,346
KB Financial Group, Inc., ADR	70	7,347
Kearny Financial Corp.	73,349	693,882
Kotak Mahindra Bank Ltd.	138,550	574,767
Kuwait Finance House KSCP	635,253	1,573,477
Live Oak Bancshares, Inc.	19,590	800,056
Lloyds Banking Group PLC	205,315	300,484
Mega Financial Holding Co. Ltd.	337,000	489,804
Mercantile Bank Corp.	7,717	443,110
Metropolitan Bank Holding Corp.	8,326	822,276
Midland States Bancorp, Inc.	21,179	659,514
Mitsubishi UFJ Financial Group, Inc.	160,500	3,197,630
Mizuho Financial Group, Inc.	10,000	480,288
MVB Financial Corp.	3,168	91,904
National Australia Bank Ltd.	29,468	773,793
National Bank Holdings Corp., Class A(b)	6,502	288,884
National Bank of Greece SA	35,011	604,869
National Bank of Kuwait SAKP	59,452	154,834
NatWest Group PLC	189,131	1,668,882
Nedbank Group Ltd.	23,943	394,592
Nicolet Bankshares, Inc.(b)	7,205	1,191,635
Nordea Bank Abp	55,265	1,048,759
Northeast Bank	1,781	236,036
Northeast Community Bancorp, Inc.	7,208	199,950
Northfield Bancorp, Inc.	45,651	672,439
Northrim BanCorp, Inc.(b)	18,171	504,064
NU Holdings Ltd., Class A(a)	76,978	1,028,426
Oak Valley Bancorp(b)	1,936	65,330
OceanFirst Financial Corp.	66,649	1,301,655
OFG Bancorp	7,482	367,142
Old National Bancorp	86,062	2,229,006
Old Second Bancorp, Inc.	7,590	176,999
OP Bancorp	6,462	96,865
Orange County Bancorp, Inc.	32,173	1,183,323
Origin Bancorp, Inc.	15,319	783,567
Orrstown Financial Services, Inc.	4,779	195,127
OTP Bank Nyrt	8,502	1,255,797
Park National Corp.	7,259	1,328,324
Peapack-Gladstone Financial Corp.(b)	10,550	499,332
Peoples Bancorp, Inc.(b)	21,313	818,632
Ping An Bank Co. Ltd., Class A	48,100	71,241
Pinnacle Financial Partners, Inc.	3,252	328,062
Plumas Bancorp	1,405	82,108
PNC Financial Services Group, Inc.	1,285	316,393
Popular, Inc.	3,385	555,749
Postal Savings Bank of China Co. Ltd., Class A	94,400	68,565
Powszechna Kasa Oszczednosci Bank Polski SA	47,831	1,313,299
Primis Financial Corp.	16,009	262,067
Princeton Bancorp, Inc.	2,045	77,608
Prosperity Bancshares, Inc.	3,837	280,216
Provident Financial Services, Inc.	35,859	847,707
Qatar National Bank QPSC	394,065	1,866,905
QCR Holdings, Inc.	4,327	421,233
Security	Shares	Value
Banks (continued)
RBB Bancorp	1,134	$ 31,089
Regional SAB de CV	32,410	248,438
Republic First Bancorp, Inc.(a)	46,639	5
Resona Holdings, Inc.	21,900	285,533
Riverview Bancorp, Inc.	47,039	255,422
Sberbank of Russia PJSC(a)(d)	141,048	18
Seacoast Banking Corp. of Florida	5,361	178,253
ServisFirst Bancshares, Inc.(b)	7,117	617,400
Shanghai Pudong Development Bank Co. Ltd., Class A	91,200	115,729
Shinhan Financial Group Co. Ltd.	12,951	812,023
Shinhan Financial Group Co. Ltd., ADR(b)	1,343	84,945
Shore Bancshares, Inc.(b)	24,726	567,462
Sierra Bancorp	3,911	159,412
Simmons First National Corp., Class A(b)	21,612	489,512
Skandinaviska Enskilda Banken AB, Class A	15,971	317,999
SmartFinancial, Inc.	9,010	422,749
Societe Generale SA	13,863	1,227,015
South Plains Financial, Inc.(b)	3,652	157,346
Southern First Bancshares, Inc.(a)(b)	4,460	272,506
Southern Missouri Bancorp, Inc.(b)	13,386	1,020,147
Southside Bancshares, Inc.(b)	4,725	166,273
Southstate Bank Corp.	3,583	357,942
Standard Bank Group Ltd.	26,114	515,495
Standard Chartered PLC	15,136	409,316
State Bank of India	103,058	1,119,639
Stellar Bancorp, Inc.	7,655	300,995
Stock Yards Bancorp, Inc.(b)	7,365	563,202
Sumitomo Mitsui Financial Group, Inc.	21,900	858,459
Sumitomo Mitsui Trust Group, Inc.	30,700	1,146,336
Svenska Handelsbanken AB, A Shares	65,342	961,527
Texas Capital Bancshares, Inc.	2,801	289,231
TFS Financial Corp.	169	2,995
Timberland Bancorp, Inc.	6,477	290,234
Tompkins Financial Corp.	5,737	542,261
TriCo Bancshares	7,160	385,566
Truist Financial Corp.	17,301	861,936
Trustmark Corp.	11,670	536,937
Turkiye Garanti Bankasi AS, Class A(b)	112,807	334,615
U.S. Bancorp	12,182	735,793
UMB Financial Corp.(b)	22,229	3,173,412
UniCredit SpA	18,393	1,648,357
United Community Banks, Inc.	23,032	808,193
United Overseas Bank Ltd.	5,500	169,371
Unity Bancorp, Inc.	2,881	169,086
Univest Financial Corp.	23,881	1,044,794
Valley National Bancorp(b)	69,797	1,022,526
Washington Trust Bancorp, Inc.(b)	19,491	711,032
Webster Financial Corp.	555	42,413
Wells Fargo & Co.	70,952	5,863,473
Western Alliance Bancorp	11,827	972,179
Western New England Bancorp, Inc.	7,211	103,117
Westpac Banking Corp.	13,543	329,984
Woori Financial Group, Inc.	20,920	395,104
WSFS Financial Corp.	10,896	836,050
Yes Bank Ltd.(a)	1,770,802	452,820
Zions Bancorp N.A.	1,327	91,815
		204,553,570
Beverages — 0.3%
Boston Beer Co., Inc., Class A(a)	1,379	244,124
Brown-Forman Corp., Class A(b)	155	4,241
Coca-Cola Co.	38,676	3,143,199
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Beverages (continued)
Coca-Cola Icecek A/S, Class A	33,962	$ 60,467
Constellation Brands, Inc., Class A	3,705	515,329
Diageo PLC	7,641	153,890
Kweichow Moutai Co. Ltd., Class A	2,400	419,317
MGP Ingredients, Inc.	6,423	112,531
Molson Coors Beverage Co., Class B(b)	15,835	616,932
National Beverage Corp.(a)	10,364	323,357
Nongfu Spring Co. Ltd., Class H(c)	85,800	435,480
PepsiCo, Inc.	11,650	1,577,410
Radico Khaitan Ltd.	5,262	219,760
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	2,500	40,334
Tsingtao Brewery Co. Ltd., Class H	140,000	770,515
Vita Coco Co., Inc.(a)	7,753	512,783
Wuliangye Yibin Co. Ltd., Class A	6,000	65,478
		9,215,147
Biotechnology — 3.7%
4D Molecular Therapeutics, Inc.(a)(b)	13,953	185,575
AbbVie, Inc.	28,785	7,243,457
Absci Corp.(a)	28,827	334,105
ACADIA Pharmaceuticals, Inc.(a)	48,644	1,230,693
ADMA Biologics, Inc.(a)	53,974	451,762
Affimed NV(a)	1,134	—
Agios Pharmaceuticals, Inc.(a)	23,298	864,589
Akebia Therapeutics, Inc.(a)(b)	14,579	16,620
Alector, Inc.(a)	27,500	55,275
Alkermes PLC(a)	50,084	2,624,151
Allogene Therapeutics, Inc.(a)	78,774	163,850
Alnylam Pharmaceuticals, Inc.(a)	666	200,486
Altimmune, Inc.(a)	77,572	235,819
ALX Oncology Holdings, Inc.(a)(b)	3,660	7,576
Amgen, Inc.	11,672	4,226,665
AnaptysBio, Inc.(a)	1,676	113,130
Anika Therapeutics, Inc.(a)	6,693	97,919
Annexon, Inc.(a)	18,413	105,138
Apogee Therapeutics, Inc.(a)	8,857	1,175,590
Aprea Therapeutics, Inc.(a)	289	232
Aptinyx, Inc.(a)(d)	12,794	—
Arcturus Therapeutics Holdings, Inc.(a)	7,820	52,550
Arcus Biosciences, Inc.(a)	18,288	563,819
Arcutis Biotherapeutics, Inc.(a)(b)	26,348	690,845
Ardelyx, Inc.(a)(b)	105,962	540,406
ArriVent Biopharma, Inc.(a)	3,077	106,895
Arrowhead Pharmaceuticals, Inc.(a)(b)	7,054	574,972
Ascendis Pharma A/S(a)	710	189,371
Assembly Biosciences, Inc.(a)	3,547	97,472
Atossa Therapeutics, Inc.(a)(b)	952	1,837
Atrium Therapeutics, Inc.(a)	2,083	28,016
aTyr Pharma, Inc.(a)(b)	18,223	10,875
Aurinia Pharmaceuticals, Inc.(a)	9,678	164,236
Avalo Therapeutics, Inc.(a)	7,047	130,229
Beam Therapeutics, Inc.(a)	18,997	651,977
BeOne Medicines Ltd., Class H(a)	16,100	350,913
BioCryst Pharmaceuticals, Inc.(a)	73,505	735,050
Biogen, Inc.(a)	1,918	414,403
Biohaven Ltd.(a)	35,181	523,493
BioMarin Pharmaceutical, Inc.(a)	3,446	197,180
Black Diamond Therapeutics, Inc.(a)(b)	7,701	14,247
Bolt Biotherapeutics, Inc.(a)	89	343
Bridgebio Pharma, Inc.(a)	5,937	442,188
C4 Therapeutics, Inc.(a)(b)	24,238	113,191
Security	Shares	Value
Biotechnology (continued)
Cabaletta Bio, Inc.(a)	46,561	$ 144,805
Capricor Therapeutics, Inc.(a)(b)	8,554	205,980
CareDx, Inc.(a)	8,202	233,757
Caribou Biosciences, Inc.(a)(b)	67,363	118,559
Caris Life Sciences, Inc.(a)(b)	12,675	225,869
Catalyst Pharmaceuticals, Inc.(a)	33,612	1,056,425
Celcuity, Inc.(a)(b)	8,501	889,375
Celldex Therapeutics, Inc.(a)	26,185	974,344
Celltrion, Inc.	14,716	1,657,529
CG oncology, Inc.(a)	10,487	745,101
Cogent Biosciences, Inc.(a)(b)	30,155	1,166,998
Coherus Oncology, Inc.(a)(b)	43,427	60,798
Corvus Pharmaceuticals, Inc.(a)	17,525	261,824
CRISPR Therapeutics AG(a)(b)	19,126	1,043,132
CSL Ltd.	6,072	484,453
Cullinan Therapeutics, Inc.(a)	6,955	126,651
Cytokinetics, Inc.(a)	28,148	2,397,928
CytomX Therapeutics, Inc.(a)	39,505	148,144
Damora Therapeutics, Inc.(a)(b)	6,223	161,860
Denali Therapeutics, Inc.(a)	31,913	820,802
Dianthus Therapeutics, Inc.(a)(b)	7,052	687,429
Disc Medicine, Inc.(a)	1,014	74,164
Duality Biotherapeutics, Inc.(a)	4,600	106,570
Dyne Therapeutics, Inc.(a)	24,645	547,365
Eagle Pharmaceuticals, Inc.(a)(b)	2,310	1,548
Editas Medicine, Inc.(a)	53,398	173,010
Eledon Pharmaceuticals, Inc.(a)(b)	25,778	101,565
Entrada Therapeutics, Inc.(a)(b)	6,842	50,357
Erasca, Inc.(a)	44,694	818,794
Exagen, Inc.(a)	2,762	12,843
Exelixis, Inc.(a)	17,348	943,905
Exicure, Inc.(a)	35	73
Fate Therapeutics, Inc.(a)(b)	85,542	230,963
First Tracks Biotherapeutics, Inc.(a)	4,220	84,906
Forte Biosciences, Inc.(a)(b)	4,320	91,800
Galera Therapeutics, Inc.(a)	7	1
Geron Corp.(a)(b)	54,587	69,871
Gilead Sciences, Inc.	21,837	2,758,887
Gossamer Bio, Inc.(a)	50,820	8,365
GRAIL, Inc.(a)	8,207	560,292
Heron Therapeutics, Inc.(a)(b)	17,474	7,458
Hugel, Inc.(a)	1,283	219,852
Hyperliquid Strategies, Inc.(a)	25,403	199,922
Ideaya Biosciences, Inc.(a)	32,153	1,198,342
ImmunityBio, Inc.(a)(b)	73,236	641,181
Immunome, Inc.(a)(b)	12,477	264,388
Immunovant, Inc.(a)	11,416	439,858
Incyte Corp.(a)	1,480	167,773
Inhibrx Biosciences, Inc.(a)	787	74,568
InnoCare Pharma Ltd., Class H(a)(c)	177,000	268,320
Innovent Biologics, Inc.(a)(c)	96,500	982,987
Insmed, Inc.(a)	5,225	557,089
Intellia Therapeutics, Inc.(a)(b)	39,511	668,526
Ionis Pharmaceuticals, Inc.(a)	4,778	378,848
Iovance Biotherapeutics, Inc.(a)(b)	77,749	323,436
Ironwood Pharmaceuticals, Inc., Class A(a)	74,001	311,544
Jade Biosciences, Inc.(a)	4,406	97,901
Janux Therapeutics, Inc.(a)	53,782	826,092
Karyopharm Therapeutics, Inc.(a)(b)	10,259	100,230
Keros Therapeutics, Inc.(a)	17,152	183,526
Kineta, Inc.(a)(d)	347	—
Kiniksa Pharmaceuticals International PLC(a)	2,705	172,985
Master Portfolio Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Kodiak Sciences, Inc.(a)	9,320	$ 363,107
Korro Bio, Inc.(a)	5,321	70,131
Krystal Biotech, Inc.(a)(b)	4,178	1,552,837
Kura Oncology, Inc.(a)	62,954	690,605
Kymera Therapeutics, Inc.(a)(b)	9,472	1,086,154
Larimar Therapeutics, Inc.(a)	26,862	81,929
Lyell Immunopharma, Inc.(a)(b)	422	5,929
MacroGenics, Inc.(a)	20,334	93,943
Madrigal Pharmaceuticals, Inc.(a)(b)	1,321	709,311
MannKind Corp.(a)	105,475	449,323
MeiraGTx Holdings PLC(a)	19,697	266,106
MiMedx Group, Inc.(a)	51,729	199,157
Mineralys Therapeutics, Inc.(a)(b)	19,054	514,077
Mirum Pharmaceuticals, Inc.(a)(b)	11,903	1,393,484
Moderna, Inc.(a)	1,827	127,945
Monte Rosa Therapeutics, Inc.(a)(b)	12,081	292,360
Myriad Genetics, Inc.(a)	67,236	383,918
Natera, Inc.(a)	2,609	708,213
Neurocrine Biosciences, Inc.(a)	4,015	676,668
NextCure, Inc.(a)	689	1,102
Nkarta, Inc.(a)	52,730	149,226
Novavax, Inc.(a)(b)	24,058	226,626
Nurix Therapeutics, Inc.(a)	17,531	425,302
Nuvalent, Inc., Class A(a)	11,169	1,379,371
Nymox Pharmaceutical Corp.(a)	5,685	682
Olema Pharmaceuticals, Inc.(a)(b)	10,389	129,966
Organogenesis Holdings, Inc.(a)	31,157	75,712
ORIC Pharmaceuticals, Inc.(a)	18,485	200,193
Oruka Therapeutics, Inc.(a)	8,523	811,134
Palvella Therapeutics, Inc.(a)	1,275	194,846
Passage Bio, Inc.(a)	504	2,460
Perspective Therapeutics, Inc.(a)(b)	52,405	178,701
PharmaEssentia Corp.	8,000	337,876
PMV Pharmaceuticals, Inc.(a)(b)	13,167	17,644
Praxis Precision Medicines, Inc.(a)	5,168	1,730,195
Precigen, Inc.(a)	21,534	122,744
Precision BioSciences, Inc.(a)(b)	387	3,042
Prime Medicine, Inc.(a)	42,786	157,880
Protagonist Therapeutics, Inc.(a)	8,367	1,025,627
Prothena Corp. PLC(a)	22,267	217,994
PTC Therapeutics, Inc.(a)(b)	18,498	1,508,882
Puma Biotechnology, Inc.(a)	7,101	57,589
Recursion Pharmaceuticals, Inc., Class A(a)(b)	133,822	491,127
Regeneron Pharmaceuticals, Inc.	3,073	1,916,138
REGENXBIO, Inc.(a)	48,226	577,747
Relay Therapeutics, Inc.(a)	20,095	375,977
Replimune Group, Inc.(a)	46,431	513,991
Revolution Medicines, Inc.(a)	3,079	576,635
Rezolute, Inc.(a)	34,637	180,112
Rhythm Pharmaceuticals, Inc.(a)	10,439	1,159,042
Rigel Pharmaceuticals, Inc.(a)(b)	5,026	196,617
Rocket Pharmaceuticals, Inc.(a)	58,862	201,308
Roivant Sciences Ltd.(a)	2,418	85,573
Sana Biotechnology, Inc.(a)(b)	60,472	211,047
Sarepta Therapeutics, Inc.(a)(b)	41,913	753,177
Scholar Rock Holding Corp.(a)(b)	19,660	1,081,300
Seegene, Inc.	7,962	153,565
SELLAS Life Sciences Group, Inc.(a)(b)	26,618	392,882
Shattuck Labs, Inc.(a)	2,006	13,922
Solid Biosciences, Inc.(a)(b)	25,265	252,397
Spyre Therapeutics, Inc.(a)	13,087	1,161,864
SQZ Biotechnologies Co.(a)	1,471	35
Security	Shares	Value
Biotechnology (continued)
Stoke Therapeutics, Inc.(a)	4,611	$ 150,872
Summit Therapeutics, Inc.(a)	13,450	195,967
Sutro Biopharma, Inc.(a)	4,102	136,186
Syndax Pharmaceuticals, Inc.(a)	31,424	686,929
Syros Pharmaceuticals, Inc.(a)	870	—
Tango Therapeutics, Inc.(a)(b)	31,433	982,596
Taysha Gene Therapies, Inc.(a)	37,007	252,018
Tenax Therapeutics, Inc.(a)	6,030	87,737
TG Therapeutics, Inc.(a)	34,735	1,908,341
Tonix Pharmaceuticals Holding Corp.(a)	10,495	133,916
Travere Therapeutics, Inc.(a)	17,717	1,006,503
TuHURA Biosciences, Inc.(a)(b)	89	208
Twist Bioscience Corp.(a)	14,260	1,467,069
Tyra Biosciences, Inc.(a)	2,542	81,191
Ultragenyx Pharmaceutical, Inc.(a)	48,108	1,606,326
United Therapeutics Corp.(a)	2,415	1,308,519
Upstream Bio, Inc.(a)	12,699	87,877
UroGen Pharma Ltd.(a)	9,634	354,531
Vanda Pharmaceuticals, Inc.(a)	47,873	292,983
Vaxcyte, Inc.(a)(b)	24,432	1,420,232
Vera Therapeutics, Inc., Class A(a)(b)	14,572	625,285
Veracyte, Inc.(a)	17,231	1,011,977
Verastem, Inc.(a)	38,739	147,983
Vericel Corp.(a)	9,247	411,399
Vertex Pharmaceuticals, Inc.(a)	2,611	1,296,962
Viking Therapeutics, Inc.(a)(b)	13,001	507,169
Vincerx Pharma, Inc.(a)	83	1
Vir Biotechnology, Inc.(a)	28,440	289,804
Viridian Therapeutics, Inc.(a)	14,986	275,293
Vor BioPharma, Inc.(a)	10,294	189,513
Voyager Therapeutics, Inc.(a)	66,828	233,898
Xencor, Inc.(a)	53,053	854,153
Xenon Pharmaceuticals, Inc.(a)	26,047	1,572,197
Zenas Biopharma, Inc.(a)(b)	2,854	72,435
Zentalis Pharmaceuticals, Inc.(a)	5,553	26,932
Zymeworks, Inc.(a)	20,813	544,052
		103,392,509
Broadline Retail — 2.1%
Alibaba Group Holding Ltd.	480,060	5,755,176
Amazon.com, Inc.(a)	182,496	43,496,097
Coupang, Inc., Class A(a)	35,409	615,054
Dillard’s, Inc., Class A(b)	162	85,604
eBay, Inc.	6,512	727,716
Etsy, Inc.(a)	4,446	334,917
Global-e Online Ltd.(a)	6,679	231,962
Groupon, Inc.(a)(b)	6,278	151,049
JD.com, Inc., Class A	121,186	1,543,958
Kohl’s Corp.(b)	32,821	581,588
Macy’s, Inc.	10,720	252,456
MercadoLibre, Inc.(a)	1,290	2,189,633
Next PLC	769	148,373
Pattern Group, Inc., Class A(a)	3,818	96,175
Pepco Group NV	11,260	109,019
Prosus NV(b)	17,542	762,263
Sea Ltd., Class A, ADR(a)(b)	10,286	985,707
Vipshop Holdings Ltd., ADR	23,067	305,868
Wesfarmers Ltd.	15,626	977,926
		59,350,541
Building Products — 0.4%
A.O. Smith Corp.(b)	6,418	402,537
AAON, Inc.	571	72,437
Advanced Drainage Systems, Inc.	717	112,540
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Building Products (continued)
Apogee Enterprises, Inc.	4,595	$ 210,175
AZZ, Inc.(b)	6,254	969,683
Builders FirstSource, Inc.(a)	964	86,259
Cie de Saint-Gobain SA	422	38,268
CSW Industrials, Inc.(b)	1,399	389,342
Gibraltar Industries, Inc.(a)	5,159	232,671
Hayward Holdings, Inc.(a)	231	3,999
Insteel Industries, Inc.	5,824	175,885
Johnson Controls International PLC	9,155	1,337,637
Kingspan Group PLC	276	25,240
Madison Air Solutions Corp., Class A(a)(b)	50,330	1,962,870
Modine Manufacturing Co.(a)(b)	2,352	628,031
Owens Corning(b)	5,399	858,225
Quanex Building Products Corp.(b)	5,896	109,784
Resideo Technologies, Inc.(a)	27,844	865,948
Tecnoglass, Inc.(b)	1,950	91,280
Trane Technologies PLC	3,196	1,569,747
UFP Industries, Inc.	8,525	773,558
Zurn Elkay Water Solutions Corp.	31,032	1,568,047
		12,484,163
Capital Markets — 2.3%
3i Group PLC	23,405	769,647
Acadian Asset Management, Inc.	11,338	810,894
Ameriprise Financial, Inc.	2,959	1,357,471
Amundi SA(c)	2,681	257,360
Ares Management Corp., Class A(b)	1,709	190,229
Artisan Partners Asset Management, Inc., Class A	14,601	504,173
B3 SA - Brasil Bolsa Balcao	359,511	1,011,893
Bakkt, Inc., Class A(a)(b)	7,158	55,904
Banco BTG Pactual SA	97,652	1,023,187
BGC Group, Inc., Class A	74,065	791,755
Blackstone, Inc., Class A	7,461	877,936
Blue Owl Capital, Inc., Class A(b)	14,986	131,128
Brookfield Asset Management Ltd., Class A	3,238	145,224
Carlyle Group, Inc.(b)	1,583	66,660
Cboe Global Markets, Inc.	849	206,027
Charles Schwab Corp.	65,579	6,050,974
China International Capital Corp. Ltd., Class A	10,500	56,030
China International Capital Corp. Ltd., Class H(c)	32,400	87,186
China Merchants Securities Co. Ltd., Class A	19,700	61,378
CITIC Securities Co. Ltd., Class A	29,500	125,151
CITIC Securities Co. Ltd., Class H	171,000	596,952
CME Group, Inc., Class A	10,530	2,325,340
Cohen & Steers, Inc.(b)	9,739	741,527
CSC Financial Co. Ltd., Class H(c)	188,000	289,650
Daiwa Securities Group, Inc.	47,900	475,060
Deutsche Boerse AG, Class N	2,193	598,140
DigitalBridge Group, Inc., Class A	34,982	552,016
East Money Information Co. Ltd., Class A	34,500	103,924
Euronext NV	2,403	384,363
Everbright Securities Co. Ltd., Class A	27,600	58,763
Evercore, Inc., Class A	1,544	527,183
FactSet Research Systems, Inc.(b)	2,342	538,847
Franklin Resources, Inc.	14,708	489,335
GCM Grosvenor, Inc., Class A(b)	31,396	386,171
GF Securities Co. Ltd., Class A	14,800	51,158
Goldman Sachs Group, Inc.	7,258	7,340,523
Guotai Haitong Securities Co. Ltd., Class A	26,900	72,311
Hamilton Lane, Inc., Class A(b)	7,789	614,007
Hithink RoyalFlush Information Network Co. Ltd., Class A	1,580	56,357
Hong Kong Exchanges & Clearing Ltd.	3,600	167,497
Security	Shares	Value
Capital Markets (continued)
Houlihan Lokey, Inc., Class A	5,825	$ 781,307
Huatai Securities Co. Ltd., Class A	17,700	53,923
Industrial Securities Co. Ltd., Class A	36,200	32,275
Interactive Brokers Group, Inc., Class A	1,447	125,947
Intercontinental Exchange, Inc.	10,895	1,341,283
Invesco Ltd.	11,432	301,690
Janus Henderson Group PLC	1,122	58,288
Jefferies Financial Group, Inc.	15,294	764,394
Julius Baer Group Ltd., Class N	2,696	232,934
KIWOOM Securities Co. Ltd.	937	211,022
KKR & Co., Inc., Class A	4,682	429,714
Lincoln International, Inc., Class A(a)(b)	15,991	381,705
London Stock Exchange Group PLC	2,889	312,346
LPL Financial Holdings, Inc.	1,899	534,910
Macquarie Group Ltd.	10,810	1,879,254
Marex Group PLC(b)	26,423	1,610,482
Miami International Holdings, Inc.(a)	9,740	361,938
Morgan Stanley	32,778	6,851,913
Multi Commodity Exchange of India Ltd.	12,310	370,055
Nasdaq, Inc.	12,148	957,505
Nippon Life India Asset Management Ltd.(c)	15,669	192,773
Nomura Holdings, Inc.	181,900	1,597,069
Open Lending Corp.(a)	23,834	74,124
Patria Investments Ltd., Class A(b)	16,419	180,281
Piper Sandler Cos.	18,123	1,311,018
PJT Partners, Inc., Class A(b)	5,898	890,244
Robinhood Markets, Inc., Class A(a)	5,194	520,854
S&P Global, Inc.	2,810	1,144,401
Samsung Securities Co. Ltd.	9,935	706,956
Schroders PLC	9,566	74,563
Silvercrest Asset Management Group, Inc., Class A	13,162	133,068
St. James’s Place PLC	3,747	60,246
State Street Corp.	859	145,686
StepStone Group, Inc., Class A(b)	31,451	1,300,813
Stifel Financial Corp.	3,284	229,125
StoneX Group, Inc.(a)	16,988	2,013,078
Swissquote Group Holding SA, Registered Shares	1,890	88,653
TPG, Inc., Class A	14,750	598,112
UBS Group AG, Registered Shares	4,666	231,252
Victory Capital Holdings, Inc., Class A(b)	4,412	370,873
Virtu Financial, Inc., Class A	24,319	1,448,683
Virtus Investment Partners, Inc.	3,159	453,317
Wealthfront Corp.(a)	34,386	307,411
Webull Corp., Class A(a)	95,075	619,889
WisdomTree, Inc.	13,272	224,828
XP, Inc., Class A	13,744	223,477
		63,683,010
Chemicals — 1.1%
AdvanSix, Inc.	11,132	221,304
Air Liquide SA	1,744	345,359
Air Products and Chemicals, Inc.	7,732	2,266,868
Albemarle Corp.	8,550	1,154,507
Alto Ingredients, Inc.(a)	7,833	44,648
Arkema SA	605	38,163
Asian Paints Ltd.	18,092	504,099
ASP Isotopes, Inc.(a)(b)	7,013	43,621
Aspen Aerogels, Inc.(a)	21,393	135,632
Avient Corp.(b)	12,218	451,577
Balchem Corp.	5,993	1,012,517
BASF SE	2,692	143,896
Cabot Corp.	9,209	836,361
Celanese Corp., Class A	1,782	81,972
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
CF Industries Holdings, Inc.	4,168	$ 451,228
Chemours Co.(b)	19,914	408,635
Croda International PLC	1,292	51,817
Dow, Inc.	78,404	2,145,133
Eastman Chemical Co.(b)	11,892	796,526
Ecolab, Inc.	1,700	473,637
Ecovyst, Inc.(a)	41,338	514,658
FMC Corp.(b)	20,603	236,935
Ganfeng Lithium Group Co. Ltd., Class A	3,600	34,850
Hawkins, Inc.	2,087	296,563
Hengli Petrochemical Co. Ltd., Class A	22,300	58,382
Huntsman Corp.	60,089	638,145
Ingevity Corp.(a)	4,933	368,347
Innospec, Inc.(b)	13,183	1,072,964
Intrepid Potash, Inc.(a)	5,500	180,290
Johnson Matthey PLC	871	21,873
KCC Corp.	582	185,871
Koppers Holdings, Inc.(b)	1,853	83,200
Kumho Petrochemical Co. Ltd.	1,426	105,150
LG Chem Ltd.	4,034	739,471
Linde PLC	2,132	1,106,380
Lotte Chemical Corp.	1,324	55,229
LyondellBasell Industries NV, Class A(b)	44,131	2,323,497
Mativ Holdings, Inc.	39,240	297,047
Minerals Technologies, Inc.(b)	8,418	622,679
Mosaic Co.(b)	16,164	342,515
Nan Ya Plastics Corp.	126,000	670,702
Navin Fluorine International Ltd.	6,228	506,467
Ningxia Baofeng Energy Group Co. Ltd., Class A	12,400	37,094
Olin Corp.(b)	9,896	196,139
Orica Ltd.	6,238	102,301
Orion SA	6,673	44,242
Perimeter Solutions, Inc.(a)	19,819	706,547
PhosAgro PJSC, GDR(a)(d)	62	1
Pidilite Industries Ltd.	24,213	408,033
PTT Global Chemical PCL, NVDR	193,700	195,979
PureCycle Technologies, Inc.(a)	9,979	80,930
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	11,600	51,894
Quaker Chemical Corp.(b)	2,529	401,782
Rongsheng Petrochemical Co. Ltd., Class A	18,800	29,761
Sasol Ltd.(a)	8,149	80,497
Saudi Aramco Base Oil Co.	23,602	780,415
Saudi Basic Industries Corp.	125,783	1,725,443
Sensient Technologies Corp.	6,017	741,836
Sherwin-Williams Co.(b)	1,084	373,243
Shin-Etsu Chemical Co. Ltd.	11,900	518,715
Solstice Advanced Materials, Inc.	8,380	742,468
Stepan Co.	6,325	352,429
Tronox Holdings PLC	46,400	292,320
Wanhua Chemical Group Co. Ltd., Class A	7,000	70,725
Westlake Corp.(b)	2,676	195,348
Zangge Mining Co. Ltd., Class A	3,600	37,027
Zhejiang NHU Co. Ltd., Class A	12,100	50,723
		30,284,607
Commercial Services & Supplies — 0.9%
ABM Industries, Inc.	21,902	968,944
ACV Auctions, Inc., Class A(a)	35,770	257,186
Brambles Ltd.	75,637	1,021,257
BrightView Holdings, Inc.(a)	11,717	166,030
Brink’s Co.(b)	5,267	497,679
Casella Waste Systems, Inc., Class A(a)(b)	8,868	859,930
Security	Shares	Value
Commercial Services & Supplies (continued)
Cimpress PLC(a)	3,979	$ 404,664
Cintas Corp.	3,727	633,888
Clean Harbors, Inc.(a)	2,407	719,091
Copart, Inc.(a)	19,775	557,457
CoreCivic, Inc.(a)(b)	32,538	988,504
Deluxe Corp.(b)	6,126	146,289
GEO Group, Inc.(a)(b)	22,963	678,557
Healthcare Services Group, Inc.(a)	27,221	668,548
HNI Corp.(b)	1,976	79,850
Indian Railway Catering & Tourism Corp. Ltd.	19,992	106,446
Interface, Inc., Class A(b)	15,722	563,476
Liquidity Services, Inc.(a)	7,424	290,427
MillerKnoll, Inc.	9,298	190,237
Onterris, Inc.(a)(b)	7,743	156,486
OPENLANE, Inc.(a)(b)	19,119	788,468
RB Global, Inc.	1,428	166,291
Republic Services, Inc., Class A	22,520	4,798,562
Tetra Tech, Inc.(b)	32,544	940,196
UniFirst Corp.	1,550	409,913
Veralto Corp.	10,481	929,455
Vestis Corp.(a)	20,163	292,767
Waste Connections, Inc.	15,771	2,628,868
Waste Management, Inc.	18,543	4,132,864
		25,042,330
Communications Equipment — 1.1%
Accton Technology Corp.	21,000	1,675,005
ADTRAN Holdings, Inc.(a)	19,900	276,610
Applied Optoelectronics, Inc.(a)(b)	1,700	251,872
Arcadyan Technology Corp.	21,000	127,296
Arista Networks, Inc.(a)	20,871	3,545,566
Calix, Inc.(a)	20,065	748,826
Ciena Corp.(a)	3,143	1,541,830
Cisco Systems, Inc.	69,626	8,178,270
Extreme Networks, Inc.(a)	30,515	987,771
Harmonic, Inc.(a)	28,925	472,345
Hengtong Optic-electric Co. Ltd., Class A	5,800	94,690
Lumentum Holdings, Inc.(a)	3,066	2,630,812
Motorola Solutions, Inc.	7,517	3,121,735
NETGEAR, Inc.(a)	12,398	289,493
NetScout Systems, Inc.(a)	10,273	447,389
Nokia OYJ	78,066	1,041,105
Ondas, Inc.(a)	89,571	738,065
Sterlite Technologies Ltd.(a)	31,607	206,720
Suzhou TFC Optical Communication Co. Ltd., Class A	2,060	93,713
Telefonaktiebolaget LM Ericsson, B Shares	14,289	160,247
Viasat, Inc.(a)(b)	25,054	2,250,100
Viavi Solutions, Inc.(a)	27,326	1,304,817
Vistance Networks, Inc.	44,246	565,464
WNC Corp. /Taiwan	28,000	232,535
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class A	700	57,221
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(c)	9,500	316,933
Zhongji Innolight Co. Ltd., Class A	2,100	399,549
ZTE Corp., Class A(a)	14,300	76,683
		31,832,662
Construction & Engineering — 1.0%
AECOM	17,950	1,252,910
Al Babtain Power & Telecommunication Co.	4,741	81,641
Ameresco, Inc., Class A(a)	4,207	116,113
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Construction & Engineering (continued)
API Group Corp.(a)	18,717	$ 792,665
Arcosa, Inc.	7,465	1,084,590
Argan, Inc.(b)	2,716	2,168,862
Bouygues SA	1,014	56,626
Centuri Holdings, Inc.(a)	10,898	329,556
Comfort Systems USA, Inc.	1,228	2,433,835
Construction Partners, Inc., Class A(a)(b)	7,389	877,592
Dycom Industries, Inc.(a)	1,898	959,610
Eiffage SA	2,211	326,134
EMCOR Group, Inc.	765	634,858
Everus Construction Group, Inc.(a)	3,628	602,067
Ferrovial NV	793	54,353
Fluor Corp.(a)	43,031	2,254,394
Granite Construction, Inc.(b)	6,000	948,480
IES Holdings, Inc.(a)(b)	622	456,959
IPARK Hyundai Development Co., Class E	4,561	53,271
Kajima Corp.	3,700	134,876
Larsen & Toubro Ltd.	30,356	1,331,026
Larsen & Toubro Ltd., GDR, Registered Shares	729	31,692
Legence Corp., Class A(a)	6,710	571,893
Limbach Holdings, Inc.(a)	989	76,153
MasTec, Inc.(a)	6,084	2,531,309
MYR Group, Inc.(a)	2,796	1,399,118
NWPX Infrastructure, Inc.(a)	519	77,819
Obayashi Corp.	16,600	335,461
Primoris Services Corp.	2,198	217,866
Quanta Services, Inc.(b)	1,704	1,226,948
Samsung E&A Co. Ltd.	1,800	56,139
Shimizu Corp.	17,600	278,714
Skanska AB, B Shares	10,275	274,875
Sterling Infrastructure, Inc.(a)	911	764,657
Sunway Construction Group Bhd.	299,600	546,968
Taisei Corp.	1,200	106,227
Tutor Perini Corp.	11,854	983,526
United Integrated Services Co. Ltd.	8,000	336,922
Vinci SA	6,125	894,544
		27,661,249
Construction Materials — 0.1%
Cemex SAB de CV	449,366	539,625
Cemex SAB de CV, ADR	22,213	266,556
China Jushi Co. Ltd., Class A	9,800	105,984
CRH PLC(b)	3,417	365,619
Grasim Industries Ltd.	9,074	297,461
James Hardie Industries PLC(a)	1,601	41,914
Knife River Corp.(a)(b)	9,043	756,447
Titan SA	3,085	183,405
UltraTech Cement Ltd.	3,711	441,815
United States Lime & Minerals, Inc.	3,118	326,361
		3,325,187
Consumer Finance — 0.9%
Ally Financial, Inc.	60,812	2,794,311
American Express Co.	12,745	4,310,996
Atlanticus Holdings Corp.(a)	699	71,473
Bajaj Finance Ltd.	36,565	388,890
Capital One Financial Corp.	17,361	3,482,964
Dave, Inc., Class A(a)	1,615	601,733
Encore Capital Group, Inc.(a)	10,152	947,080
Enova International, Inc.(a)	8,642	2,080,389
EZCORP, Inc., Class A(a)	21,929	758,085
FirstCash Holdings, Inc.	6,488	1,403,484
Gentera SAB de CV	374,719	812,114
Security	Shares	Value
Consumer Finance (continued)
Green Dot Corp., Class A(a)	10,274	$ 138,802
Happen, Inc.(a)	33,146	687,448
Isracard Ltd.	1	4
L&T Finance Ltd.	180,295	593,112
LendingTree, Inc.(a)	4,944	218,970
Mahindra & Mahindra Financial Services Ltd.	15,235	50,901
Navient Corp.(b)	39,736	338,153
Nelnet, Inc., Class A	1,856	247,460
OneMain Holdings, Inc.	33,169	2,022,314
Oportun Financial Corp.(a)	5,511	31,468
PRA Group, Inc.(a)	26,504	503,311
PROG Holdings, Inc.	15,606	727,396
Regional Management Corp.	12,729	524,435
Shriram Finance Ltd.	17,648	194,716
Upstart Holdings, Inc.(a)(b)	25,760	912,677
World Acceptance Corp.(a)	664	148,623
		24,991,309
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc., Class A	31,399	424,829
Andersons, Inc.	15,227	1,041,527
BGF retail Co. Ltd.	991	74,533
BJ’s Wholesale Club Holdings, Inc.(a)	4,818	420,226
Carrefour SA	3,681	68,338
Casey’s General Stores, Inc.	265	210,619
Chefs’ Warehouse, Inc.(a)	10,834	1,041,147
Clicks Group Ltd.	54,481	756,581
Coles Group Ltd.	21,135	355,987
Costco Wholesale Corp.	8,203	7,673,660
Dollar General Corp.	9,691	1,115,531
Dollar Tree, Inc.(a)	1,395	168,725
Grocery Outlet Holding Corp.(a)	24,281	242,324
Ingles Markets, Inc., Class A(b)	1,771	156,875
J Sainsbury PLC	90,888	385,693
Koninklijke Ahold Delhaize NV	16,051	645,930
Kroger Co.	15,205	844,334
Loblaw Cos. Ltd.	17,555	796,396
Marks & Spencer Group PLC	28,784	142,088
Migros Ticaret A/S, Class A	35,003	502,928
PriceSmart, Inc.(b)	6,930	1,353,706
Seven & i Holdings Co. Ltd.	19,800	237,449
Sysco Corp.	18,603	1,554,839
Target Corp.	2,329	304,191
Tesco PLC	164,449	1,002,497
United Natural Foods, Inc.(a)	17,651	806,121
Walmart, Inc.	62,132	7,037,070
Weis Markets, Inc.(b)	2,155	168,758
Zabka Group SA(a)	45,822	331,847
		29,864,749
Containers & Packaging — 0.1%
Graphic Packaging Holding Co.(b)	62,683	662,559
Greif, Inc., Class A(b)	2,798	208,423
International Paper Co.	13,224	503,834
SCG Packaging PCL, NVDR	98,800	85,236
TriMas Corp.	6,681	300,846
		1,760,898
Distributors — 0.1%
Genuine Parts Co.(b)	1,392	164,228
GigaCloud Technology, Inc., Class A(a)	5,881	185,840
Gold.com, Inc.(b)	9,532	396,627
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Distributors (continued)
LKQ Corp.(b)	33,571	$ 883,924
Pool Corp.(b)	365	78,438
		1,709,057
Diversified Consumer Services — 0.3%
American Public Education, Inc.(a)	6,407	344,056
Bright Horizons Family Solutions, Inc.(a)	626	44,371
Carriage Services, Inc.	2,279	87,377
China East Education Holdings Ltd.(c)	26,500	12,410
Coursera, Inc.(a)	71,888	405,448
Covista, Inc.(a)	8,804	1,097,507
Duolingo, Inc., Class A(a)	996	114,560
Frontdoor, Inc.(a)	15,146	1,175,178
Graham Holdings Co., Class B	61	69,626
Grand Canyon Education, Inc.(a)	2,462	352,337
H&R Block, Inc.(b)	7,634	290,703
Laureate Education, Inc., Class A(a)	32,021	1,163,003
Liberty Live Holdings, Inc., Class A(a)	3	304
Liberty Live Holdings, Inc., Class C(a)	1,832	193,532
Lincoln Educational Services Corp.(a)	5,630	280,937
New Oriental Education & Technology Group, Inc.	96,800	444,672
New Oriental Education & Technology Group, Inc., ADR	237	10,881
OneSpaWorld Holdings Ltd.(b)	15,383	434,416
Perdoceo Education Corp.	12,087	386,784
Strategic Education, Inc.	10,143	777,157
Stride, Inc.(a)	5,828	502,607
TAL Education Group, ADR(a)	31,794	304,268
Universal Technical Institute, Inc.(a)	11,358	485,782
		8,977,916
Diversified REITs — 0.1%
AH Realty Trust, Inc.	15,424	109,202
Alpine Income Property Trust, Inc.	12,831	266,371
American Assets Trust, Inc.	5,333	131,672
British Land Co. PLC	6,441	35,290
CTO Realty Growth, Inc.(b)	4,198	90,299
Essential Properties Realty Trust, Inc.	37,879	1,130,688
Gladstone Commercial Corp.(b)	17,097	210,293
Land Securities Group PLC	3,870	33,341
		2,007,156
Diversified Telecommunication Services — 0.7%
AT&T, Inc.	66,089	1,368,042
ATN International, Inc.(b)	5,868	155,443
Bandwidth, Inc., Class A(a)(b)	6,787	429,617
China Tower Corp. Ltd., Class H(c)	225,500	253,762
Cogent Communications Holdings, Inc.(b)	9,476	131,527
Comcast Corp., Class A	98,377	2,415,155
Deutsche Telekom AG, Class N, Registered Shares	64,783	1,766,262
Emirates Telecommunications Group Co. PJSC	115,300	603,205
IDT Corp., Class B	7,673	446,262
KT Corp.	3	103
Liberty Capital Corp., Class A(a)(b)	11	241
Liberty Capital Corp., Class C(a)	5	108
Lumen Technologies, Inc.(a)	212,886	1,634,965
NTT, Inc.	402,500	358,035
Ooredoo QPSC	239,747	871,496
Orange SA	17,280	325,880
Singapore Telecommunications Ltd.	444,100	1,516,165
Space Exploration Technologies Corp., Class A(a)(b)	28,707	4,904,878
Sunrise Communications AG, Class A	2,106	104,767
Telecom Italia SpA(a)	10,196	92,837
Security	Shares	Value
Diversified Telecommunication Services (continued)
Telia Co. AB	45,904	$ 223,591
Turk Telekomunikasyon A/S, Class A(a)	239,709	316,024
Uniti Group, Inc.(a)	26,518	304,162
Verizon Communications, Inc.	32,492	1,375,711
		19,598,238
Electric Utilities — 0.8%
Acciona SA	175	55,445
Axia Energia SA	9,133	96,208
CPFL Energia SA	48,116	417,379
Edison International	4,891	364,135
EDP SA	183,573	958,970
FirstEnergy Corp.	12,578	597,958
Genie Energy Ltd., Class B(b)	18,563	268,235
Hawaiian Electric Industries, Inc.(a)	24,603	332,879
Iberdrola SA	59,664	1,485,012
Isa Energia Brasil SA	87,117	474,374
Kansai Electric Power Co., Inc.	22,400	316,553
Korea Electric Power Corp.	8,525	205,412
MGE Energy, Inc.(b)	10,175	829,669
NextEra Energy, Inc.	52,869	4,640,312
NRG Energy, Inc.	1,283	187,395
OGE Energy Corp.	1,435	69,827
Oklo, Inc., Class A(a)(b)	4,827	252,597
Otter Tail Corp.(b)	2,980	268,140
PG&E Corp.	95,238	1,601,903
Portland General Electric Co.(b)	50,456	2,615,134
Power Grid Corp. of India Ltd.	124,450	376,420
PPL Corp.	34,191	1,242,843
Saudi Energy Co.	235,643	1,116,379
SSE PLC	6,051	195,221
Tenaga Nasional Bhd.	135,400	475,404
Terna - Rete Elettrica Nazionale	4,347	50,760
TXNM Energy, Inc.	23,613	1,340,746
Xcel Energy, Inc.	13,910	1,116,973
		21,952,283
Electrical Equipment — 1.8%
ABB Ltd., Class N, Registered Shares	43,401	4,721,128
Allient, Inc.	3,699	380,738
American Superconductor Corp.(a)(b)	9,982	414,353
AMETEK, Inc.	4,662	1,127,924
Amprius Technologies, Inc.(a)	28,032	388,523
Atkore, Inc.	10,292	782,604
Babcock & Wilcox Enterprises, Inc.(a)	22,071	311,201
Bharat Heavy Electricals Ltd.	36,122	158,408
Bloom Energy Corp., Class A(a)	8,742	2,646,203
Contemporary Amperex Technology Co. Ltd., Class A	8,324	483,489
Contemporary Amperex Technology Co. Ltd., Class H	4,000	360,317
Dongfang Electric Corp. Ltd., Class H	24,800	68,014
Doosan Enerbility Co. Ltd.(a)	13,029	742,307
Dpc Holdings Ltd.(a)	2,316	113,623
Eaton Corp. PLC	3,857	1,643,545
Ecopro Co. Ltd.	1,373	95,837
Emerson Electric Co.	9,135	1,307,675
Energy Vault Holdings, Inc.(a)(b)	21,997	103,606
EnerSys	11,045	2,582,542
Enovix Corp.(a)(b)	27,475	166,773
Eos Energy Enterprises, Inc., Class A(a)(b)	59,090	347,449
Eve Energy Co. Ltd., Class A	4,900	47,159
Fluence Energy, Inc., Class A(a)(b)	15,837	314,840
FuelCell Energy, Inc.(a)(b)	11,084	399,135
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electrical Equipment (continued)
Fujikura Ltd.	20,400	$ 808,694
Furukawa Electric Co. Ltd.	6,000	180,463
GE Vernova T&D India Ltd.	12,511	656,266
GE Vernova, Inc.	5,569	6,542,795
Generac Holdings, Inc.(a)	1,805	528,522
Goldwind Science & Technology Co. Ltd., Class H	235,600	317,848
HD Hyundai Electric Co. Ltd.	758	486,243
Hitachi Energy India Ltd.	378	139,842
Hubbell, Inc., Class B	917	479,774
Hyliion Holdings Corp.(a)	27,976	145,755
Hyosung Heavy Industries Corp.	151	343,161
Innio NV(a)	11,023	435,960
Jiangsu Zhongtian Technology Co. Ltd., Class A	9,100	82,229
KEI Industries Ltd.	1,345	77,287
L&F Co. Ltd.(a)	470	34,310
Legrand SA	696	117,933
LG Energy Solution Ltd.(a)	1,266	299,517
LS Corp.	150	36,131
LS Electric Co. Ltd.	2,096	328,785
Mitsubishi Electric Corp.	35,900	1,316,614
Nextpower, Inc., Class A(a)	6,833	814,084
Ningbo Deye Technology Corp., Class A	4,060	63,642
Nordex SE(a)	2,346	123,776
NuScale Power Corp., Class A(a)(b)	76,207	764,356
nVent Electric PLC	6,180	1,048,190
Plug Power, Inc.(a)(b)	212,016	574,563
Polycab India Ltd.	6,344	669,007
Regal Rexnord Corp.	336	80,032
Riyadh Cables Group Co.	2,297	73,265
Rockwell Automation, Inc.(b)	4,757	2,355,096
Schneider Electric SE	2,415	790,250
Shoals Technologies Group, Inc., Class A(a)	27,921	276,418
Siemens Energy AG(a)	15,872	3,025,862
Siemens Energy India Ltd.	7,526	293,481
Sungrow Power Supply Co. Ltd., Class A	4,100	96,121
Sunrun, Inc.(a)	45,204	604,829
TD Power Systems Ltd.	1,428	18,779
Vertiv Holdings Co., Class A	8,316	2,784,363
Vestas Wind Systems A/S	17,550	496,900
Vicor Corp.(a)	1,807	686,262
X-Energy, Inc.(a)(b)	28,698	526,895
		49,231,693
Electronic Equipment, Instruments & Components — 2.7%
AAC Technologies Holdings, Inc.	75,000	410,999
Accelink Technologies Co. Ltd., Class A(a)	1,900	72,867
Aditya Infotech Ltd.(a)	854	32,967
Advanced Energy Industries, Inc.	6,140	2,289,422
Aeva Technologies, Inc.(a)(b)	4,716	135,444
Amphenol Corp., Class A	29,777	5,250,281
Arlo Technologies, Inc.(a)	18,857	254,192
Arrow Electronics, Inc.(a)	2,962	632,120
Avary Holding Shenzhen Co. Ltd., Class A	3,900	61,045
Avnet, Inc.	18,696	1,660,579
Bel Fuse, Inc., Class B	1,634	544,187
Belden, Inc.	7,899	947,169
Benchmark Electronics, Inc.	8,700	858,429
BOE Technology Group Co. Ltd., Class A	75,100	96,510
Celestica, Inc.(a)	508	185,269
Chaozhou Three-Circle Group Co. Ltd., Class A	3,700	92,407
Chroma ATE, Inc.	18,000	1,250,882
Cognex Corp.(b)	2,828	204,804
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Coherent Corp.(a)	4,579	$ 1,806,278
Corning, Inc.	11,378	2,906,283
Crane NXT Co.(b)	160	8,186
CTS Corp.	7,470	486,969
Daeduck Electronics Co. Ltd.	1,519	153,968
Delta Electronics Thailand PCL, NVDR	160,900	1,604,293
Delta Electronics, Inc.	69,000	4,333,459
Elite Material Co. Ltd.	9,000	1,555,924
Eoptolink Technology, Inc. Ltd., Class A	2,660	241,123
ePlus, Inc.	1,669	138,911
Fabrinet(a)	1,540	865,603
Flex Ltd.(a)	10,544	1,708,866
Foxconn Industrial Internet Co. Ltd., Class A	20,200	217,389
Gold Circuit Electronics Ltd.	7,000	268,825
Halma PLC	13,166	688,166
Hexagon AB, Class B, B shares	38,278	316,687
Hon Hai Precision Industry Co. Ltd.	486,000	3,878,130
Insight Enterprises, Inc.(a)	8,272	1,007,530
IPG Photonics Corp.(a)	3,306	387,860
Itron, Inc.(a)	2,062	178,425
Jabil, Inc.	4,600	1,773,208
Keysight Technologies, Inc.(a)	7,560	2,646,529
Kimball Electronics, Inc.(a)	11,260	288,256
Knowles Corp.(a)	16,321	676,995
Kyocera Corp.	19,800	439,125
Lens Technology Co. Ltd., Class A	9,500	75,723
LG Display Co. Ltd.(a)	17,434	131,359
LightPath Technologies, Inc., Class A(a)	11,081	181,174
Lightwave Logic, Inc.(a)(b)	27,847	263,433
Littelfuse, Inc.	2,312	1,052,723
Luxshare Precision Industry Co. Ltd., Class A	14,100	147,133
Methode Electronics, Inc.(b)	27,660	524,710
Mirion Technologies, Inc., Class A(a)	33,714	604,492
Murata Manufacturing Co. Ltd.	29,000	2,081,758
Napco Security Technologies, Inc.(b)	8,808	334,528
nLight, Inc.(a)	12,541	873,104
Novanta, Inc.(a)	7,581	1,229,941
OSI Systems, Inc.(a)	2,726	596,176
Ouster, Inc.(a)(b)	6,816	426,136
PC Connection, Inc.	9,471	691,288
Plexus Corp.(a)	7,258	2,182,263
Q Technology Group Co. Ltd.	259,000	227,912
Rogers Corp.(a)	4,493	735,639
Samsung Electro-Mechanics Co. Ltd.	1,866	2,702,414
Samsung SDI Co. Ltd.(a)	1,231	392,357
Sanmina Corp.(a)	4,769	1,206,939
ScanSource, Inc.(a)	10,222	532,464
Shengyi Technology Co. Ltd., Class A	4,600	118,597
Shennan Circuits Co. Ltd., Class A	1,700	115,557
Sunny Optical Technology Group Co. Ltd.	15,300	119,809
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A(a)	3,500	136,892
Synnex Technology International Corp.	736,000	2,116,441
TCL Technology Group Corp., Class A	96,600	83,186
TE Connectivity PLC	5,335	1,075,589
Teledyne Technologies, Inc.(a)	1,500	1,000,350
Tripod Technology Corp.	75,000	1,235,291
TTM Technologies, Inc.(a)	7,870	1,471,847
Unimicron Technology Corp.	47,000	1,619,053
Victory Giant Technology Huizhou Co. Ltd., Class A	1,700	87,639
Vishay Intertechnology, Inc.(b)	26,998	1,451,952
Vishay Precision Group, Inc.(a)	2,713	406,706
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
WPG Holdings Ltd.	418,000	$ 1,416,836
WT Microelectronics Co. Ltd.	14,000	94,873
WUS Printed Circuit Kunshan Co. Ltd., Class A	3,900	88,568
Yageo Corp.	59,000	2,152,265
Zhen Ding Technology Holding Ltd.	20,000	402,855
		75,944,533
Energy Equipment & Services — 0.7%
Archrock, Inc.	47,516	1,934,376
Atlas Energy Solutions, Inc.(b)	28,093	466,625
Baker Hughes Co., Class A	3,654	202,797
Borr Drilling Ltd.(a)	64,905	268,058
Bristow Group, Inc.	4,950	204,534
Cactus, Inc., Class A	8,500	435,455
Core Laboratories, Inc.	7,938	92,478
Expro Group Holdings NV(a)	16,693	246,556
Halliburton Co.	86,707	2,943,703
Helix Energy Solutions Group, Inc.(a)	43,720	382,113
Helmerich & Payne, Inc.	22,829	747,421
Kodiak Gas Services, Inc.	17,794	1,336,863
Liberty Energy, Inc., Class A	49,376	1,293,157
Nabors Industries Ltd.(a)	2,565	215,486
National Energy Services Reunited Corp.(a)	13,043	390,377
Noble Corp. PLC(b)	11,447	426,973
Oceaneering International, Inc.(a)	26,244	1,063,407
Oil States International, Inc.(a)(b)	45,949	368,051
Patterson-UTI Energy, Inc.	148,307	1,361,458
ProPetro Holding Corp.(a)	31,341	449,430
RPC, Inc.(b)	35,066	204,435
Saipem SpA(b)	43,809	220,249
Seadrill Ltd.(a)	16,453	622,252
Select Water Solutions, Inc., Class A	18,709	373,806
Solaris Energy Infrastructure, Inc., Class A	6,473	520,818
TechnipFMC PLC	12,338	818,009
TETRA Technologies, Inc.(a)	9,297	105,335
Tidewater, Inc.(a)	11,574	771,176
Transocean Ltd.(a)(b)	249,103	1,218,114
Valaris Ltd.(a)	11,004	798,890
Weatherford International PLC(b)	3,266	266,179
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	2,200	49,753
		20,798,334
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(a)	174,660	331,854
Cinemark Holdings, Inc.(b)	26,534	841,924
Electronic Arts, Inc.	2,713	556,274
Eros Media World PLC, Class A(a)	1,711	—
Gaia, Inc., Class A(a)(b)	3,917	8,226
Liberty Media Corp.-Liberty Formula One, Class A(a)	71	6,215
Liberty Media Corp.-Liberty Formula One, Class C(a)	543	51,661
Lionsgate Studios Corp.(a)	36,397	557,238
Madison Square Garden Entertainment Corp., Class A(a)	7,245	586,048
Marcus Corp.	20,582	482,854
NC Corp.	1,688	282,847
NetEase, Inc.	42,655	1,095,455
Netflix, Inc.(a)	96,449	6,886,459
Nintendo Co. Ltd.	11,600	487,664
Playtika Holding Corp.(b)	15,268	56,797
ROBLOX Corp., Class A(a)	5,069	275,652
Roku, Inc., Class A(a)	2,264	312,749
Sphere Entertainment Co., Class A(a)	3,576	618,755
Spotify Technology SA(a)	9,415	4,322,709
Security	Shares	Value
Entertainment (continued)
Starz Entertainment Corp.(a)	7,625	$ 220,057
Stubhub Holdings, Inc., Class A(a)(b)	42,353	545,083
Walt Disney Co.(b)	35,188	3,386,845
Warner Bros Discovery, Inc., Class A(a)	26,427	704,544
Zhejiang Century Huatong Group Co. Ltd., Class A	24,400	50,886
		22,668,796
Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(a)(b)	31,185	15,604,662
Bladex, Inc., Class E	12,925	794,500
Block, Inc., Class A(a)	11,845	900,220
Burford Capital Ltd.(b)	16,281	66,752
Cannae Holdings, Inc.(b)	36,281	522,446
Chime Financial, Inc., Class A(a)	51,947	1,063,875
Essent Group Ltd.	25,358	1,630,012
EVERTEC, Inc.	11,907	330,776
Federal Agricultural Mortgage Corp., Class C(b)	2,703	538,627
Fidelity National Information Services, Inc.	34,526	1,342,371
Groupe Bruxelles Lambert NV	7,561	689,409
HA Sustainable Infrastructure Capital, Inc.(b)	13,647	532,915
International Money Express, Inc.(a)	6,051	87,437
M&G PLC	13,903	62,026
Marqeta, Inc., Class A(a)	13,942	56,605
Mastercard, Inc., Class A	10,359	5,320,382
MGIC Investment Corp.	3,900	109,980
NewtekOne, Inc.(b)	4,001	59,255
NMI Holdings, Inc., Class A(a)	29,236	1,201,307
ORIX Corp.	7,200	274,259
Pagseguro Digital Ltd., Class A(b)	42,057	380,616
Paymentus Holdings, Inc., Class A(a)	12,714	307,170
Remgro Ltd.	22,150	266,395
Remitly Global, Inc.(a)	33,057	740,807
Repay Holdings Corp., Class A(a)	9,533	40,039
Sezzle, Inc.(a)	1,924	330,216
Sofina SA(b)	1,313	334,410
StoneCo Ltd., Class A(b)	45,172	489,665
UWM Holdings Corp., Class A(b)	294	673
Velocity Financial, Inc.(a)	25,384	468,589
Visa, Inc., Class A	18,379	6,305,651
Voya Financial, Inc.	7,692	696,357
Walker & Dunlop, Inc.	9,132	499,520
Waterstone Financial, Inc.	18,526	384,044
Yuanta Financial Holding Co. Ltd.	706,000	1,468,371
		43,900,339
Food Products — 0.3%
Archer-Daniels-Midland Co.(b)	9,230	705,172
AVI Ltd.	120,924	742,154
Cal-Maine Foods, Inc.(b)	1,299	104,647
China Mengniu Dairy Co. Ltd.	434,000	891,552
Chocoladefabriken Lindt & Spruengli AG	39	453,054
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	1	118,812
CJ CheilJedang Corp.	3,554	425,617
Conagra Brands, Inc.(b)	15,267	205,494
Danone SA	6,756	552,224
Darling Ingredients, Inc.(a)	2,811	153,537
Foshan Haitian Flavouring & Food Co. Ltd., Class A	11,600	56,762
Hain Celestial Group, Inc.(a)(b)	17,606	9,863
Hershey Co.(b)	704	123,517
Ingredion, Inc.	564	53,416
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	16,300	57,493
IOI Corp. Bhd.	90,800	94,166
J & J Snack Foods Corp.	2,913	213,960
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
Japfa Comfeed Indonesia Tbk. PT	151,500	$ 16,507
John B Sanfilippo & Son, Inc.	3,391	291,592
Kerry Group PLC, Class A	317	29,079
Marico Ltd.	16,200	143,265
Marzetti Co.(b)	4,689	535,296
Muyuan Foods Group Co. Ltd., Class A	11,300	58,273
Nestle India Ltd.	19,933	295,952
Nestle SA, Class N, Registered Shares	12,741	1,306,782
Post Holdings, Inc.(a)	1,036	91,437
Seaboard Corp.	20	89,287
Simply Good Foods Co.(a)	18,582	246,769
Tiger Brands Ltd.(b)	32,725	592,059
Tyson Foods, Inc., Class A	7,330	419,642
Utz Brands, Inc., Class A(b)	13,527	104,158
Vital Farms, Inc.(a)	26,180	304,473
Westrock Coffee Co.(a)	7,346	59,576
Yihai International Holding Ltd.	61,000	99,327
		9,644,914
Gas Utilities — 0.4%
Brookfield Infrastructure Corp., Class A(b)	36,978	1,423,653
Brookfield Infrastructure Corp., Class A	6,355	245,059
ENN Energy Holdings Ltd.	287,600	1,485,977
GAIL India Ltd.	92,995	170,717
Korea Gas Corp.	3,523	72,783
Kunlun Energy Co. Ltd.	626,000	513,229
MDU Resources Group, Inc.	24,110	511,373
New Jersey Resources Corp.(b)	41,414	2,320,841
ONE Gas, Inc.	15,600	1,202,292
Southwest Gas Holdings, Inc.	20,022	1,775,551
Spire, Inc.	2,133	166,566
		9,888,041
Ground Transportation — 0.4%
ArcBest Corp.	4,514	647,940
Covenant Logistics Group, Inc., Class A	13,328	588,831
CSX Corp.	8,099	384,945
Fedex Freight Holding Co., Inc.(a)	7,146	1,079,046
Heartland Express, Inc.	16,086	244,829
Hertz Global Holdings, Inc.(a)(b)	15,272	34,591
Knight-Swift Transportation Holdings, Inc.	2,953	229,950
Landstar System, Inc.	1,114	230,386
Localiza Rent a Car SA	56,637	455,747
Marten Transport Ltd.	21,446	372,088
Norfolk Southern Corp.	2,599	817,619
Old Dominion Freight Line, Inc.	2,645	572,907
RXO, Inc.(a)	28,818	795,089
Ryder System, Inc.	1,286	339,208
Saia, Inc.(a)	1,322	556,774
Schneider National, Inc., Class B	178	6,502
Uber Technologies, Inc.(a)	21,101	1,522,648
Werner Enterprises, Inc.(b)	19,955	870,238
XPO, Inc.(a)	4,502	924,216
		10,673,554
Health Care Equipment & Supplies — 1.0%
Abbott Laboratories	50,277	4,562,135
Accuray, Inc.(a)	41,571	10,717
Align Technology, Inc.(a)	1,229	207,283
Alphatec Holdings, Inc.(a)	26,113	225,877
Angelalign Technology, Inc.(c)	13,200	111,750
AngioDynamics, Inc.(a)	22,762	296,134
Artivion, Inc.(a)	5,816	130,685
Security	Shares	Value
Health Care Equipment & Supplies (continued)
AtriCure, Inc.(a)	6,123	$ 171,322
Avanos Medical, Inc.(a)	10,342	257,309
Axogen, Inc.(a)	3,966	183,190
Beta Bionics, Inc.(a)	3,357	52,604
Boston Scientific Corp.(a)	45,418	1,938,440
Butterfly Network, Inc., Class A(a)	38,554	324,625
Cerus Corp.(a)	271,259	792,076
ClearPoint Neuro, Inc.(a)(b)	7,307	130,357
Delcath Systems, Inc.(a)	17,467	219,909
Dentsply Sirona, Inc.(b)	30,107	319,435
Dexcom, Inc.(a)	996	67,081
Enovis Corp.(a)(b)	22,998	476,059
GE HealthCare Technologies, Inc.(a)(b)	11,322	724,721
Glaukos Corp.(a)	12,901	1,803,044
Haemonetics Corp.(a)	7,980	598,500
ICU Medical, Inc.(a)	2,230	326,918
Inspire Medical Systems, Inc.(a)	9,399	419,289
Integer Holdings Corp.(a)	1,917	179,144
Intuitive Surgical, Inc.(a)	543	215,940
iRadimed Corp.(b)	7,894	754,351
IRhythm Holdings, Inc.(a)	7,679	913,417
Lantheus Holdings, Inc.(a)	11,077	1,228,882
LeMaitre Vascular, Inc.	2,996	287,496
LivaNova PLC(a)	4,452	366,088
Medtronic PLC	33,385	2,611,709
Merit Medical Systems, Inc.(a)	11,314	784,513
Nemaura Medical, Inc.(a)	2,006	—
Neogen Corp.(a)	26,034	234,046
NeuroPace, Inc.(a)	15,099	239,923
Novocure Ltd.(a)	34,367	520,660
Omnicell, Inc.(a)	13,634	566,084
OraSure Technologies, Inc.(a)	16,567	73,889
Orthofix Medical, Inc.(a)	16,237	148,406
Penumbra, Inc.(a)	162	51,151
Procept Biorobotics Corp.(a)	10,407	234,990
Pulmonx Corp.(a)(b)	4,438	5,769
QuidelOrtho Corp.(a)(b)	19,555	342,506
RxSight, Inc.(a)(b)	52,367	252,409
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	360,800	146,140
Shanghai United Imaging Healthcare Co. Ltd., Class A	3,596	53,768
SI-BONE, Inc.(a)(b)	17,145	279,806
Smith & Nephew PLC	2,971	42,937
STERIS PLC	620	130,553
Strive, Inc., Class A(a)(b)	12,814	139,801
Stryker Corp.	2,376	748,060
Tandem Diabetes Care, Inc.(a)	15,041	226,969
TransMedics Group, Inc.(a)	7,884	523,655
Treace Medical Concepts, Inc.(a)(b)	14,604	58,124
Varex Imaging Corp.(a)	30,351	316,561
		27,027,207
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.(a)(b)	19,462	574,713
AdaptHealth Corp.(a)	20,501	213,620
Addus HomeCare Corp.(a)	9,858	990,433
agilon health, Inc.(a)	3,912	419,288
Alignment Healthcare, Inc.(a)	29,253	696,514
AMN Healthcare Services, Inc.(a)	9,270	300,070
Ardent Health, Inc.(a)	5,061	49,800
Astrana Health, Inc.(a)	11,479	532,740
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Providers & Services (continued)
Aveanna Healthcare Holdings, Inc.(a)	41,901	$ 359,092
BrightSpring Health Services, Inc.(a)	15,655	1,091,780
Brookdale Senior Living, Inc.(a)	29,204	469,892
Cardinal Health, Inc.	11,016	2,616,961
Castle Biosciences, Inc.(a)	11,026	262,970
Centene Corp.(a)	7,132	457,803
Centogene NV(a)(d)	910	—
Chemed Corp.	2,286	1,064,682
Cigna Group	2,411	664,665
Clover Health Investments Corp., Class A(a)	85,460	447,810
CorVel Corp.(a)	9,114	569,807
Cross Country Healthcare, Inc.(a)	6,449	85,191
CVS Health Corp.	26,509	2,742,356
Elevance Health, Inc.	4,258	1,646,696
Encompass Health Corp.	8,438	852,913
Ensign Group, Inc.(b)	6,559	1,051,408
Fulgent Genetics, Inc.(a)	17,568	360,495
GeneDx Holdings Corp., Class A(a)	2,954	202,792
Guardant Health, Inc.(a)	3,400	510,102
HCA Healthcare, Inc.	2,312	901,426
HealthEquity, Inc.(a)	19,618	1,771,898
Henry Schein, Inc.(a)	8,139	679,769
Hims & Hers Health, Inc., Class A(a)(b)	49,874	1,729,132
Hinge Health, Inc., Class A(a)	9,774	811,242
LifeStance Health Group, Inc.(a)	75,189	805,274
McKesson Corp.	3,648	2,756,429
Molina Healthcare, Inc.(a)	1,909	436,588
National HealthCare Corp.	3,024	639,153
NeoGenomics, Inc.(a)	23,416	341,639
Option Care Health, Inc.(a)	46,146	967,682
PACS Group, Inc.(a)(b)	11,804	503,323
Pediatrix Medical Group, Inc.(a)	25,598	648,397
Pennant Group, Inc.(a)	9,886	365,288
Privia Health Group, Inc.(a)	56,328	1,449,319
Progyny, Inc.(a)	16,477	475,032
RadNet, Inc.(a)	19,792	1,220,573
Select Medical Holdings Corp.	25,027	413,196
Sinopharm Group Co. Ltd., Class H	239,200	486,679
Tenet Healthcare Corp.(a)	876	163,882
U.S. Physical Therapy, Inc.(b)	2,057	141,275
UnitedHealth Group, Inc.	16,462	6,842,101
Universal Health Services, Inc., Class B	6,113	908,942
Viemed Healthcare, Inc.(a)	65,414	745,720
		45,438,552
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.(b)	11,761	621,569
American Healthcare REIT, Inc.(b)	5,698	297,151
CareTrust REIT, Inc.(b)	51,166	2,064,548
Diversified Healthcare Trust	73,496	683,513
Healthpeak Properties, Inc.	24,754	529,735
National Health Investors, Inc.(b)	7,891	601,767
Omega Healthcare Investors, Inc.(b)	7,697	366,993
Sabra Health Care REIT, Inc.(b)	64,780	1,263,858
Universal Health Realty Income Trust	6,402	280,792
Welltower, Inc.	468	106,222
		6,816,148
Health Care Technology(a) — 0.1%
Certara, Inc.(b)	381	2,496
Doximity, Inc., Class A	26,336	546,209
Evolent Health, Inc., Class A	77,472	419,898
Health Catalyst, Inc.	27,657	55,037
HeartFlow, Inc.	16,052	470,966
Security	Shares	Value
Health Care Technology (continued)
Phreesia, Inc.	45,757	$ 470,840
Schrodinger, Inc.	31,827	517,189
Simulations Plus, Inc.(b)	3,916	71,702
Teladoc Health, Inc.	41,826	354,684
Veeva Systems, Inc., Class A	660	117,130
Waystar Holding Corp.	17,591	361,143
		3,387,294
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc.(b)	13,508	227,069
Braemar Hotels & Resorts, Inc.	33,813	73,036
Chatham Lodging Trust	75,092	993,467
DiamondRock Hospitality Co.(b)	48,967	596,418
Host Hotels & Resorts, Inc.	49,654	1,177,296
Park Hotels & Resorts, Inc.(b)	740	10,545
Pebblebrook Hotel Trust(b)	24,843	482,203
RLJ Lodging Trust	87,115	1,032,313
Ryman Hospitality Properties, Inc.	9,682	1,244,621
Summit Hotel Properties, Inc.	18,762	131,522
Sunstone Hotel Investors, Inc.(b)	61,228	701,061
		6,669,551
Hotels, Restaurants & Leisure — 1.0%
Accel Entertainment, Inc., Class A(a)	13,416	169,176
Accor SA	1,032	59,861
Airbnb, Inc., Class A(a)	8,808	1,260,425
Aramark	9,587	545,500
Aristocrat Leisure Ltd.	41,523	1,759,640
BJ’s Restaurants, Inc.(a)	3,084	187,307
Booking Holdings, Inc.	15,556	2,772,701
Brightstar Lottery PLC(b)	30,738	329,511
Brinker International, Inc.(a)(b)	9,432	1,584,576
Carnival Corp. Ltd.	4,899	139,964
Century Casinos, Inc.(a)	2,030	2,598
Cheesecake Factory, Inc.(b)	1,843	146,592
Chipotle Mexican Grill, Inc., Class A(a)	78,745	2,677,330
Churchill Downs, Inc.	1,216	109,002
Compass Group PLC	4,090	132,145
Cracker Barrel Old Country Store, Inc.(b)	5,988	319,160
Dave & Buster’s Entertainment, Inc.(a)	23,935	272,859
Entain PLC	4,110	30,456
Eternal Ltd.(a)	66,956	187,661
Expedia Group, Inc.	893	228,501
First Watch Restaurant Group, Inc.(a)	5,723	73,770
Galaxy Entertainment Group Ltd.	75,000	282,340
Genius Sports Ltd.(a)	68,128	412,856
H World Group Ltd., ADR	3,814	159,120
Hilton Grand Vacations, Inc.(a)	17,997	942,503
InterContinental Hotels Group PLC	794	136,475
Kura Sushi USA, Inc., Class A(a)(b)	5,235	301,327
Life Time Group Holdings, Inc.(a)	15,978	652,542
Lindblad Expeditions Holdings, Inc.(a)	12,622	356,445
Marriott Vacations Worldwide Corp.	2,966	302,176
Meituan, Class B(a)(c)	227,260	2,006,100
Monarch Casino & Resort, Inc.	3,890	511,963
Nathan’s Famous, Inc.	3,347	340,055
Navan, Inc., Class A(a)	18,906	432,380
Penn Entertainment, Inc.(a)	14,317	305,811
Planet Fitness, Inc., Class A(a)	1,348	70,325
Pursuit Attractions & Hospitality, Inc.(a)(b)	2,012	112,612
Restaurant Brands International, Inc.	2,661	192,949
Royal Caribbean Cruises Ltd.	220	69,857
Rush Street Interactive, Inc., Class A(a)	25,297	752,333
Shake Shack, Inc., Class A(a)	9,181	514,320
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
SHARPLINK, Inc.(a)(b)	54,045	$ 259,416
Six Flags Entertainment Corp.(a)(b)	19,834	422,464
Starbucks Corp.	6,662	680,790
Super Group SGHC Ltd.(b)	36,454	493,952
Sweetgreen, Inc., Class A(a)(b)	12,123	106,804
Texas Roadhouse, Inc.	2,752	531,769
Tongcheng Travel Holdings Ltd.	106,800	163,443
Travel & Leisure Co.(b)	9,129	697,730
TravelSky Technology Ltd., Class H	502,000	518,582
Trip.com Group Ltd.(a)	24,696	981,918
Viking Holdings Ltd.(a)	9,923	1,038,640
Whitbread PLC	3,035	96,089
Wingstop, Inc.(b)	742	128,670
Wyndham Hotels & Resorts, Inc.	1,489	125,389
Yum China Holdings, Inc.	7,000	285,829
		28,374,709
Household Durables — 0.7%
Barratt Redrow PLC	4,136	15,425
Berkeley Group Holdings PLC(a)	684	31,726
Cavco Industries, Inc.(a)	1,084	665,988
Century Communities, Inc.	16,927	1,212,989
Champion Homes, Inc.(a)	11,401	1,004,656
Dream Finders Homes, Inc., Class A(a)	4,411	76,134
Garmin Ltd.	5,839	1,386,996
Green Brick Partners, Inc.(a)	4,626	370,265
Installed Building Products, Inc.(b)	13,163	3,025,384
KB Home(b)	3,939	246,542
Leggett & Platt, Inc.	40,130	469,922
Lennar Corp., Class B, B Shares(b)	47	4,169
LG Electronics, Inc.	3,325	443,278
LGI Homes, Inc.(a)	8,275	526,952
M/I Homes, Inc.(a)	10,525	1,692,315
Meritage Homes Corp.	28,106	2,356,688
Midea Group Co. Ltd., Class A	7,900	88,006
Newell Brands, Inc.	69,984	429,702
NVR, Inc.(a)	86	585,952
Panasonic Holdings Corp.	28,400	798,988
Sekisui House Ltd.	46,900	975,033
Sonos, Inc.(a)	12,792	173,076
Sony Group Corp.	57,500	1,157,134
Taylor Morrison Home Corp., Class A(a)	4,763	341,697
Taylor Wimpey PLC	12,447	13,320
TCL Electronics Holdings Ltd.	192,000	316,794
TopBuild Corp.(a)	126	44,671
Universal Electronics, Inc.(a)	1,461	6,969
		18,460,771
Household Products — 0.4%
Central Garden & Pet Co.(a)	6,178	273,933
Central Garden & Pet Co., Class A(a)	19,708	764,079
Church & Dwight Co., Inc.	762	73,823
Procter & Gamble Co.	71,152	10,433,729
Reckitt Benckiser Group PLC	1,825	118,869
Reynolds Consumer Products, Inc.(b)	178	4,779
Spectrum Brands Holdings, Inc.(b)	879	75,374
Unicharm Corp.(b)	54,900	318,142
WD-40 Co.(b)	1,999	487,036
		12,549,764
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	16,733	245,306
Brookfield Renewable Corp.	418	15,516
China Yangtze Power Co. Ltd., Class A	48,800	190,344
Security	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
Clearway Energy, Inc., Class C	3,096	$ 105,821
Fervo Energy Co., Class A(a)(b)	11,418	333,748
Gulf Development PCL, NVDR	224,900	417,846
NTPC Ltd.	124,746	470,313
Ormat Technologies, Inc.	7,128	776,239
Orsted A/S(a)(c)	15,907	357,583
RWE AG	41,064	2,655,609
Talen Energy Corp.(a)	2,014	773,900
Vistra Corp.	11,220	1,779,829
		8,122,054
Industrial Conglomerates — 0.8%
3M Co.	46,421	7,516,024
Brookfield Business Corp., Class A(b)	15,190	453,421
Doosan Co. Ltd.	206	201,831
GS Holdings Corp.	3,538	152,196
Hitachi Ltd.	59,100	1,635,657
Honeywell International, Inc.	14,703	3,292,114
Samsung C&T Corp.	2,308	714,613
Siemens AG, Class N, Registered Shares	6,566	2,111,015
Sime Darby Bhd.	1,608,900	847,120
SK Square Co. Ltd.	2,746	3,105,343
SK, Inc.	1,128	618,554
SM Investments Corp.	25,660	247,363
Smiths Group PLC	14,732	500,442
		21,395,693
Industrial REITs — 0.1%
Americold Realty Trust, Inc.(b)	12,414	195,148
EastGroup Properties, Inc.(b)	1,367	276,859
First Industrial Realty Trust, Inc.	2,217	135,924
Industrial Logistics Properties Trust	10	89
Innovative Industrial Properties, Inc.(b)	2,602	161,272
Lineage, Inc.(b)	2,122	91,777
LXP Industrial Trust(b)	17,814	959,818
Prologis, Inc.	13,721	1,858,784
Rexford Industrial Realty, Inc.	8,633	289,205
Segro PLC	7,449	86,413
STAG Industrial, Inc.	1,635	62,228
		4,117,517
Insurance — 1.7%
Accelerant Holdings, Class A(a)	5,810	68,093
Admiral Group PLC	2,538	119,866
Aegon Ltd.	93,576	796,368
Ageas SA	8,783	702,734
AIA Group Ltd.	156,400	1,431,878
Allianz SE, Registered Shares	2,074	981,724
American Financial Group, Inc.	16,887	2,363,167
American International Group, Inc.	23,482	1,750,113
AMERISAFE, Inc.	5,889	199,225
Arch Capital Group Ltd.(a)	2,786	270,409
ASR Nederland NV	4,447	335,841
Assured Guaranty Ltd.	192	15,391
Aviva PLC	21,240	183,127
AXA SA	19,834	993,870
Baldwin Insurance Group, Inc., Class A(a)(b)	6,309	167,693
Bowhead Specialty Holdings, Inc.(a)	2,814	84,223
Brighthouse Financial, Inc.(a)	440	27,852
Cathay Financial Holding Co. Ltd.	142,000	440,369
China Life Insurance Co. Ltd., Class A	6,600	34,439
China Life Insurance Co. Ltd., Class H	189,000	646,893
China Pacific Insurance Group Co. Ltd., Class A	15,600	65,736
China Pacific Insurance Group Co. Ltd., Class H	66,200	227,667
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
CNA Financial Corp.(b)	88	$ 4,278
CNO Financial Group, Inc.	21,269	1,084,294
Crawford & Co., Class A	20,724	233,559
Daiichi Life Group, Inc.	116,300	1,269,849
Discovery Ltd.	8,108	130,924
Donegal Group, Inc., Class A	19,559	368,883
eHealth, Inc.(a)	24,720	36,833
F&G Annuities & Life, Inc.	17,111	454,981
FedNat Holding Co.(a)(d)	4,457	—
Fubon Financial Holding Co. Ltd.	220,000	898,735
Genworth Financial, Inc., Class A(a)	81,933	775,906
Gjensidige Forsikring ASA	4,220	114,230
Goosehead Insurance, Inc., Class A(a)(b)	5,093	247,010
Greenlight Capital Re Ltd., Class A(a)	10,238	165,651
Hartford Insurance Group, Inc.	6,611	876,090
HCI Group, Inc.	3,510	615,127
HDFC Life Insurance Co. Ltd.(c)	14,418	87,834
Helvetia Baloise Holding AG	949	244,745
Heritage Insurance Holdings, Inc.(a)	5,392	140,623
Japan Post Holdings Co. Ltd.	124,600	1,674,768
Kemper Corp.	3,575	96,382
Legal & General Group PLC	29,730	112,717
Lemonade, Inc.(a)	18,197	1,183,715
Life Insurance Corp. of India	60,693	277,225
Markel Group, Inc.(a)	173	337,871
Max Financial Services Ltd.(a)	6,153	103,094
Mercury General Corp.	10,261	1,094,028
MetLife, Inc.	14,304	1,210,261
MS&AD Insurance Group Holdings, Inc.	7,200	186,624
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	1,162	648,931
New China Life Insurance Co. Ltd., Class A	4,900	43,186
New China Life Insurance Co. Ltd., Class H	15,700	92,529
NN Group NV	18,354	1,609,075
Octave Specialty Group, Inc.(a)	21,807	136,076
Old Mutual Ltd.	708,806	582,251
Oscar Health, Inc., Class A(a)	59,476	1,696,256
Palomar Holdings, Inc.(a)	8,335	1,053,461
Ping An Insurance Group Co. of China Ltd., Class A	22,214	156,619
Ping An Insurance Group Co. of China Ltd., Class H	390,000	2,550,125
Powszechny Zaklad Ubezpieczen SA	63,463	1,108,987
Progressive Corp.	1,270	277,431
Prudential PLC	60,107	798,342
Reinsurance Group of America, Inc., Class A(b)	2,337	496,963
RLI Corp.	8	473
Root, Inc., Class A(a)	2,441	136,501
Samsung Fire & Marine Insurance Co. Ltd.	1,196	482,623
Samsung Life Insurance Co. Ltd.	862	226,984
Sanlam Ltd.	130,805	704,574
SBI Life Insurance Co. Ltd.(c)	8,602	160,557
Selective Insurance Group, Inc.	3,833	371,839
Selectquote, Inc.(a)	7,948	6,685
Skyward Specialty Insurance Group, Inc.(a)	12,137	708,194
Slide Insurance Holdings, Inc.(a)	15,759	305,252
Sompo Holdings, Inc.	9,200	349,511
Standard Life PLC	3,457	38,215
Stewart Information Services Corp.	16,952	1,119,171
Tiptree, Inc.	15,483	277,455
Tokio Marine Holdings, Inc.	6,300	277,003
Travelers Cos., Inc.	9,264	3,058,232
Trupanion, Inc.(a)	6,047	149,784
Tryg A/S	30,213	687,739
Security	Shares	Value
Insurance (continued)
United Fire Group, Inc.	7,452	$ 390,783
Universal Insurance Holdings, Inc.	15,337	634,338
W.R. Berkley Corp.(b)	14,892	1,050,333
White Mountains Insurance Group Ltd.	10	20,734
Zurich Insurance Group AG, Class N	856	633,125
		48,973,252
Interactive Media & Services — 3.7%
Alphabet, Inc., Class A	99,646	35,610,491
Alphabet, Inc., Class C	87,097	30,773,983
Angi, Inc., Class A(a)	17,286	102,852
Autotrader Group PLC(c)	9,584	63,464
Baidu, Inc., Class A(a)	11,500	164,174
Bilibili, Inc., Class Z(a)	10,940	186,170
Cargurus, Inc., Class A(a)	11,529	393,024
Cars.com, Inc.(a)(b)	13,152	143,883
EverQuote, Inc., Class A(a)	20,233	481,343
fuboTV, Inc., Class A(a)(b)	16,992	156,326
Grindr, Inc.(a)	21,060	302,632
Kakao Corp.	15,957	359,822
LY Corp.	201,500	536,304
MediaAlpha, Inc., Class A(a)	26,742	336,147
Meta Platforms, Inc., Class A	35,669	20,091,991
NAVER Corp.	1,516	196,706
Nextdoor Holdings, Inc., Class A(a)	23,367	53,043
QuinStreet, Inc.(a)	40,455	592,666
REA Group Ltd.(b)	1,609	155,001
Rightmove PLC	12,489	72,651
Shutterstock, Inc.(b)	20,436	285,082
Snap, Inc., Class A(a)(b)	61,442	272,803
Tencent Holdings Ltd.	234,700	12,951,343
Trump Media & Technology Group Corp., Class A(a)(b)	13,229	102,392
Yelp, Inc.(a)	11,190	274,379
ZipRecruiter, Inc., Class A(a)	56,006	210,023
		104,868,695
IT Services — 0.7%
Accenture PLC, Class A	21,770	2,709,059
Amdocs Ltd.(b)	19,514	986,237
Applied Digital Corp.(a)(b)	10,129	377,812
Backblaze, Inc., Class A(a)	12,601	199,852
BigBear.ai Holdings, Inc.(a)(b)	75,743	277,977
Capgemini SE	850	85,334
CGI, Inc., Class A	1,188	76,788
Cloudflare, Inc., Class A(a)	4,908	1,203,834
Coforge Ltd.	7,577	117,632
DigitalOcean Holdings, Inc.(a)	1,744	273,860
Everforth, Inc.(a)	6,259	111,848
Fastly, Inc., Class A(a)	40,535	744,223
Fujitsu Ltd.	33,300	661,671
Globant SA(a)(b)	17,690	511,949
Grid Dynamics Holdings, Inc., Class A(a)(b)	27,789	157,841
HCL Technologies Ltd.	37,210	422,649
Infosys Ltd.	118,628	1,257,692
Infosys Ltd., ADR(b)	1,222	12,819
International Business Machines Corp.	15,680	4,409,373
LTM Ltd.(c)	8,523	319,355
MongoDB, Inc., Class A(a)	595	199,860
NEC Corp.	54,200	1,308,512
Otsuka Corp.	17,500	299,607
Quantinuum, Inc.(a)(b)	2,462	201,244
Rackspace Technology, Inc.(a)	22,268	145,410
Snowflake, Inc., Class A(a)	3,896	991,532
24
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
Tata Consultancy Services Ltd.	46,310	$ 995,363
Tech Mahindra Ltd.	29,461	438,513
TSS, Inc.(a)	8,618	106,001
		19,603,847
Leisure Products — 0.1%
Acushnet Holdings Corp.(b)	3,152	373,607
Brunswick Corp.	10,688	900,357
Callaway Golf Co.(a)	23,342	438,596
Peloton Interactive, Inc., Class A(a)	86,913	513,656
Polaris, Inc.	11,211	767,281
		2,993,497
Life Sciences Tools & Services — 0.4%
10X Genomics, Inc., Class A(a)(b)	22,444	860,503
AbCellera Biologics, Inc.(a)	13,458	105,645
Adaptive Biotechnologies Corp.(a)	46,993	1,008,000
Agilent Technologies, Inc.	10,050	1,334,942
Avantor, Inc.(a)	28,375	280,913
Azenta, Inc.(a)	23,423	597,755
Codexis, Inc.(a)	19,596	44,287
CryoPort, Inc.(a)	13,862	217,633
Cytek Biosciences, Inc.(a)	21,425	94,913
Danaher Corp.	5,120	975,258
Eurofins Scientific SE	756	59,160
Fortrea Holdings, Inc.(a)	22,598	393,205
IQVIA Holdings, Inc.(a)	528	102,020
Lonza Group AG, Registered Shares	983	663,136
MaxCyte, Inc.(a)	74,409	91,523
Nautilus Biotechnology, Inc.(a)	2,183	4,082
OmniAb, Inc., 12.50 Earnout Shares(a)(d)	161	—
OmniAb, Inc., 15.00 Earnout Shares(a)(d)	161	—
Pacific Biosciences of California, Inc.(a)(b)	147,994	248,630
Personalis, Inc.(a)(b)	12,226	163,828
Qiagen NV	4,070	159,137
Quanterix Corp.(a)	23,750	102,600
Revvity, Inc.(b)	2,974	330,887
Samsung Biologics Co. Ltd.(a)(c)	367	331,786
Sartorius Stedim Biotech	167	34,628
Seer, Inc., Class A(a)	5,628	9,343
Sotera Health Co.(a)	324	5,751
Tempus AI, Inc., Class A(a)(b)	11,152	646,035
Thermo Fisher Scientific, Inc.	5,439	2,726,897
West Pharmaceutical Services, Inc.	403	144,677
WuXi AppTec Co. Ltd., Class A	5,100	93,772
Wuxi Biologics Cayman, Inc.(a)(c)	110,000	489,231
		12,320,177
Machinery — 2.1%
3D Systems Corp.(a)	47,099	142,239
Aebi Schmidt Holding AG(b)	18,068	226,753
Airtac International Group	11,000	466,273
Alamo Group, Inc.	1,539	253,150
Albany International Corp., Class A	8,929	665,210
Allison Transmission Holdings, Inc.	4,732	533,486
Ashok Leyland Ltd.	118,864	198,627
Astec Industries, Inc.	4,103	251,063
Atlas Copco AB, A Shares	8,204	166,287
Atlas Copco AB, B Shares	21,345	378,405
Atmus Filtration Technologies, Inc.	14,307	729,514
Blue Bird Corp.(a)	5,404	426,700
Caterpillar, Inc.	11,831	12,598,832
CECO Environmental Corp.(a)	11,010	999,047
Security	Shares	Value
Machinery (continued)
China CSSC Holdings Ltd., Class A	19,800	$ 98,765
Columbus McKinnon Corp.(b)	13,233	200,215
Commercial Vehicle Group, Inc.(a)	2,392	11,051
Crane Co.	5,027	1,121,373
Cummins, Inc.	1,088	775,972
Deere & Co.(b)	754	478,285
Donaldson Co., Inc.(b)	15,916	1,428,779
Doosan Bobcat, Inc.	5,851	236,671
Douglas Dynamics, Inc.	5,217	281,457
Energy Recovery, Inc.(a)	28,834	260,083
Enerpac Tool Group Corp., Class A	19,848	711,749
Enpro, Inc.	5,250	1,978,882
ESCO Technologies, Inc.	5,480	1,918,219
Federal Signal Corp.(b)	14,342	1,842,804
Fortive Corp.	819	50,033
Franklin Electric Co., Inc.	13,010	1,394,542
Gencor Industries, Inc.(a)	2,966	44,253
Graham Corp.(a)	1,229	152,138
Hanwha Ocean Co. Ltd.(a)	3,911	256,777
HD Construction Equipment Co. Ltd.	619	50,743
HD Hyundai Heavy Industries Co. Ltd.	847	326,581
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	1,921	438,407
Helios Technologies, Inc.	5,119	456,871
Hillman Solutions Corp.(a)	11,500	97,060
Hiwin Technologies Corp.	31,000	320,433
Hurco Cos., Inc.(a)	1,053	24,108
Hyundai Rotem Co. Ltd.	2,008	226,293
IHI Corp.(b)	15,900	268,443
Illinois Tool Works, Inc.	18,851	5,098,630
JBT Marel Corp.	3,936	570,720
Jiangsu Hengli Hydraulic Co. Ltd., Class A	2,900	46,088
Kadant, Inc.(b)	1,382	434,266
Kawasaki Heavy Industries Ltd.	11,600	209,926
Kennametal, Inc.	23,751	832,473
Kinik Co.	6,000	145,713
Kubota Corp.	21,900	366,441
Manitowoc Co., Inc.(a)	43,502	604,243
Microvast Holdings, Inc.(a)(b)	23,850	27,905
Miller Industries, Inc.(b)	1,527	78,106
Mitsubishi Heavy Industries Ltd.	71,900	1,633,761
MTAR Technologies Ltd.(a)	4,459	360,360
Mueller Industries, Inc.	4,913	603,955
Mueller Water Products, Inc., Class A	27,540	711,358
PACCAR, Inc.(b)	9,963	1,196,756
Parker-Hannifin Corp.	4,594	4,493,483
Proto Labs, Inc.(a)	8,652	705,225
RBC Bearings, Inc.(a)	405	260,844
Richtech Robotics, Inc., Class B(a)(b)	26,619	56,166
Samsung Heavy Industries Co. Ltd.(a)	19,581	297,808
Sandvik AB	14,921	616,165
Sany Heavy Industry Co. Ltd., Class A	21,400	54,650
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	51,931
SPX Technologies, Inc.(a)	4,339	1,063,793
Standex International Corp.(b)	717	256,449
Symbotic, Inc.(a)	2,590	116,420
Tata Motors Ltd.	37,990	170,346
Terex Corp.(b)	14,330	1,037,349
Titan International, Inc.(a)	24,480	188,741
Trinity Industries, Inc.	26,164	904,751
VAT Group AG(c)	258	226,245
Velo3D, Inc.(a)	5,681	99,702
Master Portfolio Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Volvo AB, B Shares	12,992	$ 441,932
Wabash National Corp.	11,128	150,228
Weichai Power Co. Ltd., Class A	14,200	57,531
Weir Group PLC	5,384	171,733
Worthington Enterprises, Inc.	13,585	730,330
Wuxi Lead Intelligent Equipment Co. Ltd., Class H	18,300	78,686
Xylem, Inc.	2,573	304,154
Yaskawa Electric Corp.	3,100	136,735
ZCZL Industrial Technology Group Co. Ltd., Class H	153,800	236,021
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,400	53,292
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H(b)	316,000	278,969
		59,646,953
Marine Transportation — 0.3%
AP Moller - Maersk A/S, Class A	53	122,339
AP Moller - Maersk A/S, Class B	390	926,464
COSCO SHIPPING Holdings Co. Ltd., Class A	31,400	61,412
Costamare, Inc.	12,540	175,811
Danaos Corp.	2,087	255,386
Genco Shipping & Trading Ltd.	21,494	532,621
Himalaya Shipping Ltd.(b)	5,390	72,010
Kirby Corp.(a)	5,421	737,093
Matson, Inc.	7,505	1,442,686
MISC Bhd.	518,700	992,240
Mitsui OSK Lines Ltd.	20,000	640,688
Nippon Yusen KK	5,300	171,425
Pan Ocean Co. Ltd.	49,277	151,527
Star Bulk Carriers Corp.(b)	27,076	676,088
Wisdom Marine Lines Co. Ltd.	127,000	290,800
		7,248,590
Media — 0.3%
AMC Global Media, Inc., Class A(a)	7,413	73,982
Boston Omaha Corp., Class A(a)	8,118	110,730
Cable One, Inc.(a)(b)	3,193	169,580
Charter Communications, Inc., Class A(a)(b)	931	132,398
comScore, Inc.(a)(b)	566	4,177
Cumulus Media, Inc., Class A(a)(b)	4,396	94
DoubleVerify Holdings, Inc.(a)	26,283	284,908
EchoStar Corp., Class A(a)(b)	6,573	667,159
Entravision Communications Corp., Class A(b)	28,998	378,134
EW Scripps Co., Class A(a)(b)	15,484	42,891
Fox Corp., Class A(b)	21,122	1,101,724
Fox Corp., Class B	16,755	784,804
Gray Media, Inc.(b)	23,903	94,895
Ibotta, Inc., Class A(a)(b)	1,796	61,351
iHeartMedia, Inc., Class A(a)	21,515	92,299
Informa PLC	11,848	142,147
John Wiley & Sons, Inc., Class A(b)	4,112	199,473
Liberty Broadband Corp., Class A(a)	56	1,864
Magnite, Inc.(a)	37,129	704,708
MNTN, Inc., Class A(a)	29,767	273,856
New York Times Co., Class A(b)	8,375	586,082
News Corp., Class B	394	11,056
Nexxen International Ltd.(a)	9,237	83,410
Omnicom Group, Inc.(b)	8,091	589,268
Paramount Skydance Corp., Class B	10,068	99,270
Publicis Groupe SA	937	92,597
PubMatic, Inc., Class A(a)(b)	16,956	222,463
Sinclair, Inc., Class A(b)	9,732	138,681
TechTarget, Inc.(a)(b)	5,789	20,840
Security	Shares	Value
Media (continued)
Trade Desk, Inc., Class A(a)	53,442	$ 966,231
USA TODAY Co., Inc.(a)	14,443	123,488
Versant Media Group, Inc.	19,174	690,456
		8,945,016
Metals & Mining — 1.2%
African Rainbow Minerals Ltd.	2,082	22,680
Alcoa Corp.	3,834	199,905
Alpha Metallurgical Resources, Inc.(a)	3,565	588,011
Alrosa PJSC(a)(d)	667,929	85
Aluminum Corp. of China Ltd., Class H	1,096,000	1,052,621
American Battery Technology Co.(a)(b)	9,865	27,918
Anglo American PLC	8,409	412,482
Anglogold Ashanti PLC	18,063	1,456,027
Anglogold Ashanti PLC(b)	5,561	449,829
Caledonia Mining Corp. PLC(b)	2,749	52,506
Century Aluminum Co.(a)	18,465	849,575
China Hongqiao Group Ltd.	273,500	705,286
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	9,300	66,177
China Tungsten And Hightech Materials Co. Ltd., Class A	5,500	77,987
Cleveland-Cliffs, Inc.(a)	9,979	93,703
CMOC Group Ltd., Class A	35,300	92,073
CMOC Group Ltd., Class H	231,000	451,239
Coeur Mining, Inc.(b)	21,595	352,430
Commercial Metals Co.	17,930	1,125,107
Compass Minerals International, Inc.(a)	9,075	282,505
Constellium SE, Class A(a)	50,783	1,618,454
Critical Metals Corp.(a)(b)	4,778	48,974
Ferroglobe PLC(b)	27,596	87,755
Freeport-McMoRan, Inc.	22,966	1,444,332
Gerdau SA, ADR, Preference Shares	126,053	509,254
Glencore PLC	32,721	223,106
Gold Fields Ltd.	26,876	902,104
Gold Fields Ltd., ADR(b)	4,858	163,180
Grupo Mexico SAB de CV, series B, Class B	112,359	1,273,712
Hecla Mining Co.	28,848	445,125
Hindalco Industries Ltd.	83,483	847,932
i-80 Gold Corp.(a)(b)	41,888	60,319
Idaho Strategic Resources, Inc.(a)	3,818	125,039
Impala Platinum Holdings Ltd.	53,976	567,059
Industrias Penoles SAB de CV	8,930	390,280
Ivanhoe Electric, Inc.(a)	12,319	118,386
Kaiser Aluminum Corp.(b)	6,595	1,290,180
Kumba Iron Ore Ltd.	33,097	587,530
Materion Corp.	5,902	1,755,196
National Aluminium Co. Ltd.	140,052	504,603
Newmont Corp.	14,590	1,362,706
NioCorp Developments Ltd.(a)	14,251	68,690
Northam Platinum Holdings Ltd.	23,758	343,206
Novagold Resources, Inc.(a)	54,407	324,810
Nucor Corp.	1,008	224,532
Perpetua Resources Corp.(a)	13,831	287,132
POSCO Holdings, Inc.	2,408	497,488
Ramaco Resources, Inc., Class A(a)(b)	18,295	242,043
Ramaco Resources, Inc., Class B	198	1,693
Reliance, Inc.	1,177	439,727
Rio Tinto PLC	11,059	1,046,234
Royal Gold, Inc.	404	80,642
Ryerson Holding Corp.(b)	24,092	592,904
Severstal PAO(a)(d)	6,166	1
26
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Metals & Mining (continued)
Shandong Gold Mining Co. Ltd., Class A	9,200	$ 31,690
Sibanye Stillwater Ltd.	130,237	276,717
Southern Copper Corp.(b)	3,568	621,760
SSR Mining, Inc.(a)	48,675	1,376,529
Steel Authority of India Ltd.	277,152	508,609
SunCoke Energy, Inc.	54,194	436,262
Tata Steel Ltd.	369,636	735,683
Tianshan Aluminum Group Co. Ltd., Class A	13,400	21,332
Tredegar Corp.(a)	13,325	106,067
U.S. Antimony Corp.(a)(b)	16,834	122,215
USA Rare Earth, Inc., Class A(a)(b)	30,274	653,313
Valterra Platinum Ltd.	10,213	686,385
Vedanta Ltd.	102,341	304,739
Warrior Met Coal, Inc.(b)	9,678	785,466
Welspun Corp. Ltd.	4,584	73,790
Yunnan Aluminium Co. Ltd., Class A	8,300	27,264
Zhongjin Gold Corp. Ltd., Class A	13,700	36,977
Zijin Mining Group Co. Ltd., Class A	40,500	151,976
Zijin Mining Group Co. Ltd., Class H	210,000	742,559
		34,531,807
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., Class A(b)	11,190	189,671
Chimera Investment Corp.	15,345	204,702
Claros Mortgage Trust, Inc.(a)	6,297	14,798
Granite Point Mortgage Trust, Inc.	56,599	84,899
KKR Real Estate Finance Trust, Inc.(b)	49,879	341,172
Ladder Capital Corp., Class A	13,344	132,773
Ready Capital Corp.(b)	140,371	245,649
Rithm Property Trust, Inc.(b)	1,419	20,434
TPG RE Finance Trust, Inc.	19,231	160,963
		1,395,061
Multi-Utilities — 0.6%
Ameren Corp.	5,815	657,328
Avista Corp.	36,829	1,506,674
Black Hills Corp.(b)	20,125	1,497,300
Dominion Energy, Inc.	8,362	571,041
DTE Energy Co.	13,836	2,108,191
E.ON SE, Class N	33,144	681,570
Engie SA	89,885	2,829,087
National Grid PLC	21,384	352,702
NiSource, Inc.	15,603	741,923
Northwestern Energy Group, Inc.	23,119	1,655,783
Public Service Enterprise Group, Inc.	2,570	208,581
Sempra	34,464	3,195,157
Veolia Environnement SA	13,851	577,188
WEC Energy Group, Inc.	4,710	549,987
		17,132,512
Office REITs — 0.2%
Brandywine Realty Trust	205,666	651,961
COPT Defense Properties(b)	38,860	1,414,115
Cousins Properties, Inc.	15,314	459,114
Highwoods Properties, Inc.(b)	10,456	315,353
Hudson Pacific Properties, Inc.(a)(b)	31,222	474,262
JBG SMITH Properties	9,856	144,587
Kilroy Realty Corp.(b)	9,504	356,115
NET Lease Office Properties(b)	35,514	395,271
Postal Realty Trust, Inc., Class A(b)	9,701	239,033
SL Green Realty Corp.(b)	14,349	742,848
		5,192,659
Security	Shares	Value
Oil, Gas & Consumable Fuels — 2.8%
APA Corp.	4,613	$ 150,245
Ardmore Shipping Corp.(b)	23,431	328,268
Bangchak Corp. PCL, NVDR	322,700	330,272
Bharat Petroleum Corp. Ltd.	53,931	173,493
BP PLC	59,823	368,733
California Resources Corp.	12,539	662,937
Centrus Energy Corp., Class A(a)(b)	2,857	479,605
Cheniere Energy, Inc.	5,740	1,371,917
Chevron Corp.	62,681	10,390,003
China Merchants Energy Shipping Co. Ltd., Class A	22,600	58,719
China Petroleum & Chemical Corp., Class H	778,000	397,394
China Shenhua Energy Co. Ltd., Class A	7,500	43,080
Chord Energy Corp.	12,741	1,456,296
Clean Energy Fuels Corp.(a)(b)	100,122	205,250
CNX Resources Corp.(a)	23,599	800,714
Coal India Ltd.	58,670	272,515
ConocoPhillips	27,558	2,864,930
Core Natural Resources, Inc.	7,863	629,197
Crescent Energy Co., Class A(b)	53,399	524,378
CVR Energy, Inc.(b)	13,215	363,941
Delek U.S. Holdings, Inc.	12,909	655,906
Devon Energy Corp.	4,070	168,172
DHT Holdings, Inc.	47,694	788,382
Diversified Energy Co.(b)	6,146	85,184
Dorian LPG Ltd.	10,482	364,564
Ecopetrol SA, ADR(b)	31,795	452,761
Encore Energy Corp.(a)	18,695	24,490
ENEOS Holdings, Inc.	287,500	2,128,179
Energy Fuels, Inc./Canada(a)	55,459	804,155
Eni SpA	6,377	149,615
EOG Resources, Inc.	12,839	1,665,603
Equinor ASA	14,186	447,332
Excelerate Energy, Inc., Class A(b)	6,669	253,355
Exxaro Resources Ltd.	51,936	643,588
Exxon Mobil Corp.	88,046	12,037,649
Formosa Petrochemical Corp.	193,000	332,709
Frontline PLC	2,931	101,969
FutureFuel Corp.(b)	18,830	85,112
Golar LNG Ltd.	15,177	756,422
Great Eastern Shipping Co. Ltd.	14,726	231,099
Green Plains, Inc.(a)	23,489	361,261
Gulfport Energy Corp.(a)	492	83,492
HD Hyundai Co. Ltd.	1,991	259,293
HF Sinclair Corp.	1,912	133,171
Hindustan Petroleum Corp. Ltd.	57,956	242,439
Indian Oil Corp. Ltd.	269,430	397,839
International Seaways, Inc.(b)	10,442	799,753
Kinder Morgan, Inc.	35,749	1,142,896
Kinetik Holdings, Inc., Class A	6,882	332,676
Kosmos Energy Ltd.(a)(b)	90,200	190,322
Lightbridge Corp.(a)(b)	2,196	19,303
Magnolia Oil & Gas Corp., Class A(b)	66,254	1,694,777
Marathon Petroleum Corp.(b)	4,407	1,126,738
Matador Resources Co.	3,684	183,390
Murphy Oil Corp.(b)	33,862	1,102,547
Navigator Holdings Ltd.	7,185	133,857
New Era Energy & Digital, Inc.(a)	26,931	171,820
Nordic American Tankers Ltd.	11,756	65,128
Northern Oil & Gas, Inc.	22,842	414,582
Oil & Natural Gas Corp. Ltd.	194,178	481,484
ORLEN SA	19,845	667,259
Ovintiv, Inc.	2,801	147,473
Master Portfolio Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Par Pacific Holdings, Inc.(a)	9,764	$ 547,565
PBF Energy, Inc., Class A	25,307	1,151,975
Peabody Energy Corp.(b)	26,283	607,663
PetroChina Co. Ltd., Class A	54,200	68,987
PetroChina Co. Ltd., Class H	935,700	1,009,864
Petroleo Brasileiro SA - Petrobras, ADR(b)	17,156	251,164
Petronet LNG Ltd.	83,223	247,172
Phillips 66	13,008	2,199,002
Plains GP Holdings LP, Class A	7,846	190,422
PTT Exploration & Production PCL, NVDR	252,900	1,016,393
PTT PCL, NVDR	1,227,500	1,313,159
Range Resources Corp.(b)	8,179	304,177
Reliance Industries Ltd.	172,688	2,365,586
Repsol SA	11,027	275,505
REX American Resources Corp.(a)	21,645	977,272
Sable Offshore Corp., Class A(a)(b)	14,131	43,523
Santos Ltd.	184,479	915,179
Saudi Arabian Oil Co.(c)	63,854	443,700
Scorpio Tankers, Inc.	16,433	1,138,150
SFL Corp. Ltd.	17,168	175,114
Shaanxi Coal Industry Co. Ltd., Class A	26,800	80,284
Shell PLC	24,304	944,331
SM Energy Co.	64,232	1,676,455
S-Oil Corp.	2,816	193,291
Summit Midstream Corp.(a)	5,361	152,681
Suncor Energy, Inc.	2,555	137,456
Sunococorp LLC(b)	6,643	449,532
Talos Energy, Inc.(a)	29,298	378,237
Targa Resources Corp.	1,942	520,728
Teekay Corp. Ltd.	26,807	268,070
Thai Oil PCL, NVDR	132,700	194,215
TotalEnergies SE	7,745	598,886
Uranium Energy Corp.(a)(b)	92,860	989,888
Ur-Energy, Inc.(a)	10,241	13,928
Valero Energy Corp.	8,317	2,166,079
W&T Offshore, Inc.	24,976	78,674
Woodside Energy Group Ltd.	6,232	120,521
World Kinect Corp.(b)	27,571	908,189
		79,312,650
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	10,612	834,740
Magnera Corp.(a)	4,796	56,353
		891,093
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	16,126	841,777
Allegiant Travel Co.(a)	3,788	445,469
China Airlines Ltd.	181,000	135,401
China Southern Airlines Co. Ltd., Class H(a)	50,000	21,696
Copa Holdings SA, Class A	142	22,091
easyJet PLC	17,362	128,428
Frontier Group Holdings, Inc.(a)	14,478	114,521
InterGlobe Aviation Ltd.(c)	2,205	125,268
JetBlue Airways Corp.(a)(b)	81,963	469,648
Joby Aviation, Inc., Class A(a)(b)	104,565	932,720
Qantas Airways Ltd.	49,358	362,647
SkyWest, Inc.(a)	15,670	1,556,501
Southwest Airlines Co.	1,773	91,168
United Airlines Holdings, Inc.(a)	4,285	582,717
		5,830,052
Security	Shares	Value
Personal Care Products — 0.1%
BellRing Brands, Inc.(a)	37,647	$ 487,152
Colgate-Palmolive India Ltd.	3,923	82,873
Dabur India Ltd.	25,564	114,131
Estee Lauder Cos., Inc., Class A	5,152	406,750
Kenvue, Inc.	26,561	507,581
LG H&H Co. Ltd.	1,266	188,713
L’Oreal SA	2,949	1,292,714
Natural Health Trends Corp.	3	5
Nature’s Sunshine Products, Inc.(a)	4,165	90,797
Nu Skin Enterprises, Inc., Class A(b)	7,124	37,615
Shanghai Chicmax Cosmetic Co. Ltd., Class H(b)	36,600	127,214
Unilever PLC	9,306	558,989
USANA Health Sciences, Inc.(a)	4,378	93,470
		3,988,004
Pharmaceuticals — 2.3%
Aclaris Therapeutics, Inc.(a)	21,576	114,137
Alto Neuroscience, Inc.(a)(b)	3,691	97,406
Alumis, Inc.(a)	14,784	416,022
Amneal Pharmaceuticals, Inc., Class A(a)	23,514	407,027
Amphastar Pharmaceuticals, Inc.(a)	3,935	79,408
Amylyx Pharmaceuticals, Inc.(a)	30,517	548,085
Arvinas, Inc.(a)	33,980	282,374
Aspen Pharmacare Holdings Ltd.	16,922	162,071
AstraZeneca PLC	13,216	2,467,483
AtaiBeckley, Inc.(a)	51,256	270,119
Atea Pharmaceuticals, Inc.(a)(b)	51,459	239,284
Aurobindo Pharma Ltd.	11,741	196,070
Axsome Therapeutics, Inc.(a)	3,086	755,360
BioAge Labs, Inc.(a)	10,640	260,786
Bristol-Myers Squibb Co.	54,165	3,120,987
China Medical System Holdings Ltd.	33,000	43,307
Collegium Pharmaceutical, Inc.(a)	8,221	297,600
Corcept Therapeutics, Inc.(a)	2,512	218,418
Crinetics Pharmaceuticals, Inc.(a)	28,554	1,068,491
CSPC Pharmaceutical Group Ltd.	348,000	310,853
Daiichi Sankyo Co. Ltd.	16,200	260,500
Definium Therapeutics, Inc.(a)	21,759	1,023,543
Edgewise Therapeutics, Inc.(a)	15,328	622,777
Eli Lilly & Co.	11,339	13,600,337
Enliven Therapeutics, Inc.(a)	9,597	487,048
Esperion Therapeutics, Inc.(a)	56,336	178,022
EyePoint, Inc.(a)	22,380	320,034
Fulcrum Therapeutics, Inc.(a)	63,006	230,602
Galderma Group AG	2,056	467,632
Granules India Ltd.	24,244	208,381
GSK PLC	22,287	585,098
Harmony Biosciences Holdings, Inc.(a)	13,961	508,320
Harrow, Inc.(a)(b)	4,130	175,401
Hikma Pharmaceuticals PLC	1,233	24,842
Indivior Pharmaceuticals, Inc.(a)	23,050	945,742
Ipsen SA	263	50,685
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	13,400	103,006
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H	13,000	96,183
Johnson & Johnson	29,852	7,581,512
Laurus Labs Ltd.(c)	16,091	258,315
LENZ Therapeutics, Inc.(a)(b)	19,473	110,607
Ligand Pharmaceuticals, Inc.(a)	1,515	478,876
Liquidia Corp.(a)(b)	11,900	948,787
Lupin Ltd.	18,199	465,153
Maze Therapeutics, Inc.(a)	2,321	69,259
MBX Biosciences, Inc.(a)	5,530	305,256
28
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	36,085	$ 4,636,923
Nektar Therapeutics(a)	8,818	615,585
Neumora Therapeutics, Inc.(a)	50,409	85,695
Novartis AG, Class N, Registered Shares	19,691	3,077,552
Novo Nordisk A/S, Class B	35,485	1,704,235
Nuvation Bio, Inc., Class A(a)	71,932	408,574
Ocular Therapeutix, Inc.(a)	57,799	567,586
Omeros Corp.(a)(b)	10,244	97,420
Pacira BioSciences, Inc.(a)(b)	13,758	349,041
Perrigo Co. PLC(b)	27,063	281,185
Pfizer, Inc.	101,344	2,440,364
Phathom Pharmaceuticals, Inc.(a)(b)	5,400	58,590
Prestige Consumer Healthcare, Inc.(a)	9,205	435,120
Rapport Therapeutics, Inc.(a)	2,635	109,801
Relmada Therapeutics, Inc.(a)	19,223	133,023
Roche Holding AG	4,930	2,026,655
Roche Holding AG, Class BR	411	172,192
Royalty Pharma PLC, Class A	4,308	241,550
Sanofi SA	3,619	309,437
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	79,000	152,535
SIGA Technologies, Inc.(b)	13,041	47,469
Simcere Pharmaceutical Group Ltd.(c)	174,000	219,219
Sino Biopharmaceutical Ltd.	726,000	410,254
Sun Pharmaceutical Industries Ltd.	12,966	255,264
Supernus Pharmaceuticals, Inc.(a)	17,211	800,484
Tarsus Pharmaceuticals, Inc.(a)	9,211	579,740
Teva Pharmaceutical Industries Ltd., ADR(a)	4,417	149,648
TherapeuticsMD, Inc.(a)	745	1,646
Theravance Biopharma, Inc.(a)	32,274	548,658
Trevi Therapeutics, Inc.(a)	36,879	687,793
VeraDermics, Inc.(a)	2,788	342,757
WaVe Life Sciences Ltd.(a)	70,580	410,070
Xeris Biopharma Holdings, Inc.(a)	30,916	244,855
Zoetis, Inc., Class A	1,878	134,953
Zydus Lifesciences Ltd.	32,718	384,764
		64,581,843
Professional Services — 1.1%
Alight, Inc., Class A	67,992	38,076
Automatic Data Processing, Inc.	13,853	3,102,379
Barrett Business Services, Inc.	9,331	331,437
BayCurrent, Inc.	4,800	179,147
BlackSky Technology, Inc., Class A(a)(b)	7,777	217,134
Booz Allen Hamilton Holding Corp., Class A	20,612	1,250,530
Bureau Veritas SA	9,440	289,136
CACI International, Inc., Class A(a)	725	335,863
CBIZ, Inc.(a)	21,323	684,042
Computershare Ltd.	28,758	761,596
Conduent, Inc.(a)	118,097	172,422
CRA International, Inc.	2,952	420,070
Equifax, Inc.	3,322	527,268
ExlService Holdings, Inc.(a)	57,508	1,487,157
Experian PLC	17,584	592,644
Exponent, Inc.	10,183	598,353
Franklin Covey Co.(a)	8,158	200,116
Genpact Ltd.	5,091	140,003
Huron Consulting Group, Inc.(a)	3,642	328,363
IBEX Holdings Ltd.(a)	6,901	209,583
ICF International, Inc.	7,034	512,497
Innodata, Inc.(a)	6,332	478,573
Insperity, Inc.(b)	2,154	88,982
Security	Shares	Value
Professional Services (continued)
Intertek Group PLC	421	$ 32,408
Jacobs Solutions, Inc.(b)	11,965	1,507,590
Kanzhun Ltd., ADR	8,264	106,358
KBR, Inc.	26,652	920,294
Kforce, Inc.(b)	5,125	240,465
Leidos Holdings, Inc.	18,756	1,931,305
ManpowerGroup, Inc.	3,943	133,155
Maximus, Inc.	20,698	1,112,724
Planet Labs PBC, Class A(a)	26,577	880,496
Recruit Holdings Co. Ltd.	34,000	2,365,684
RELX PLC	5,227	165,198
Resources Connection, Inc.(b)	13,108	55,709
Robert Half, Inc.(b)	904	27,753
SGS SA, Registered Shares	17,334	2,010,102
Spire Global, Inc., Class A(a)	4,004	74,474
SS&C Technologies Holdings, Inc.	33,469	2,076,751
Teleperformance SE	169	8,886
Thomson Reuters Corp.	17,947	1,465,877
TriNet Group, Inc.	5,645	279,371
TrueBlue, Inc.(a)	14,587	101,671
UL Solutions, Inc., Class A(b)	3,188	324,730
Verra Mobility Corp., Class A(a)	109,973	467,385
Willdan Group, Inc.(a)	4,722	373,510
Wolters Kluwer NV, Class C	6,584	425,719
		30,032,986
Real Estate Management & Development — 0.4%
AGNT, Inc.(b)	6,494	35,133
Aldar Properties PJSC	128,270	289,449
Altisource Portfolio Solutions SA(a)(b)	447	3,352
CBRE Group, Inc., Class A(a)	6,586	887,068
Compass, Inc., Class A(a)(b)	118,544	1,461,648
Cushman & Wakefield Ltd.(a)	35,912	480,862
Daito Trust Construction Co. Ltd.	13,000	248,342
Daiwa House Industry Co. Ltd.	25,400	688,256
DLF Ltd.	79,961	524,814
Emaar Development PJSC	52,755	198,759
Emaar Properties PJSC	428,857	1,393,865
Howard Hughes Holdings, Inc.(a)(b)	114	8,150
Hulic Co. Ltd.	17,800	186,387
Lodha Developers Ltd.(c)	9,449	95,566
Marcus & Millichap, Inc.	9,917	309,113
Mitsui Fudosan Co. Ltd.	14,800	137,173
Newmark Group, Inc., Class A	21,879	330,592
Opendoor Technologies, Inc.(a)	202,267	934,474
Real Brokerage, Inc.(a)	18,593	33,839
St. Joe Co.	10,208	639,327
Sun Hung Kai Properties Ltd.	42,500	611,716
Tokyo Tatemono Co. Ltd.	40,900	834,466
Tokyu Fudosan Holdings Corp.	92,400	740,330
Zillow Group, Inc., Class A(a)	187	5,866
Zillow Group, Inc., Class C(a)	5,275	166,268
		11,244,815
Residential REITs — 0.1%
Apartment Investment and Management Co., Class A	3,281	9,745
AvalonBay Communities, Inc.	1,063	200,577
Equity Residential	8,664	588,545
NexPoint Residential Trust, Inc.	20,526	573,086
		1,371,953
Retail REITs — 0.4%
Acadia Realty Trust(b)	8,737	182,691
Agree Realty Corp.(b)	19,106	1,447,088
Master Portfolio Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Retail REITs (continued)
Brixmor Property Group, Inc.	6,649	$ 209,643
CBL & Associates Properties, Inc.	10,020	531,962
Curbline Properties Corp.(b)	7,981	242,622
Federal Realty Investment Trust(b)	7,355	907,901
FrontView REIT, Inc.(b)	46,424	939,157
Getty Realty Corp.	21,147	705,464
Kite Realty Group Trust(b)	13,966	396,355
NETSTREIT Corp.(b)	34,558	730,211
NNN REIT, Inc.	34,255	1,593,885
Phillips Edison & Co., Inc.(b)	11,993	499,149
Regency Centers Corp.	1,171	93,376
Saul Centers, Inc.(b)	8,012	299,569
SITE Centers Corp.	20,187	80,142
Tanger, Inc.(b)	18,593	733,866
Urban Edge Properties	30,111	688,940
Whitestone REIT	9,140	173,294
		10,455,315
Semiconductors & Semiconductor Equipment — 13.3%
ACM Research, Inc., Class A(a)	10,508	1,333,360
Advanced Micro Devices, Inc.(a)	28,152	16,353,778
Advanced Micro-Fabrication Equipment, Inc. China, Class A	2,077	144,433
Advantest Corp.	7,000	1,440,098
Aehr Test Systems(a)	7,683	738,029
Alpha & Omega Semiconductor Ltd.(a)(b)	8,459	400,364
Ambarella, Inc.(a)	9,897	849,163
Ambiq Micro, Inc.(a)	4,913	433,818
Amkor Technology, Inc.(b)	2,709	233,597
Analog Devices, Inc.	10,322	4,099,589
Applied Materials, Inc.	18,458	13,345,134
Ardentec Corp.	10,000	71,080
ARM Holdings PLC, ADR(a)(b)	822	291,457
ASE Technology Holding Co. Ltd.	108,000	2,410,187
ASM International NV	129	148,348
ASML Holding NV	4,533	8,976,135
ASPEED Technology, Inc.	2,000	1,055,317
Astera Labs, Inc.(a)(b)	2,763	1,334,584
Axcelis Technologies, Inc.(a)	7,536	1,427,695
AXT, Inc.(a)	15,160	1,092,733
BE Semiconductor Industries NV	766	252,973
Biwin Storage Technology Co. Ltd., Class A	1,171	86,738
Broadcom, Inc.	81,133	30,647,991
Cambricon Technologies Corp. Ltd., Class A	1,173	277,525
Cerebras Systems, Inc., Class A(a)(b)	895	197,795
CEVA, Inc.(a)	2,915	137,471
China Resources Microelectronics Ltd.	5,281	76,402
Cirrus Logic, Inc.(a)	5,599	831,619
Cohu, Inc.(a)(b)	10,152	750,334
Credo Technology Group Holding Ltd.(a)	3,941	1,071,755
D.I Corp.	6,815	115,798
Diodes, Inc.(a)	10,376	1,135,549
Disco Corp.	1,500	780,350
Eo Technics Co. Ltd.	562	175,183
Everspin Technologies, Inc.(a)(b)	6,383	154,341
First Solar, Inc.(a)	819	193,251
FormFactor, Inc.(a)	7,889	1,261,688
GigaDevice Semiconductor, Inc., Class A	1,300	158,133
Global Unichip Corp.	2,000	310,142
GLOBALFOUNDRIES, Inc.	823	67,823
Hangzhou Chang Chuan Technology Co. Ltd., Class A	1,700	86,195
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Hon Precision, Inc.	2,000	$ 410,906
Hygon Information Technology Co. Ltd., Class A	4,381	240,542
Ichor Holdings Ltd.(a)	5,415	607,996
Impinj, Inc.(a)(b)	4,623	662,152
Infineon Technologies AG, Class N	1,263	118,977
Intel Corp.(a)	77,032	10,755,978
Kioxia Holdings Corp.(a)	3,400	1,976,181
KLA Corp.	15,712	4,740,468
Kulicke & Soffa Industries, Inc.	17,241	2,306,156
Lam Research Corp.	26,232	11,367,113
Lasertec Corp.	1,000	317,638
Lattice Semiconductor Corp.(a)	938	143,477
LEENO Industrial, Inc.	1,942	107,020
MACOM Technology Solutions Holdings, Inc., Class H(a)	442	168,124
Macronix International Co. Ltd.(a)	58,000	291,825
Marvell Technology, Inc.	15,882	4,731,089
MaxLinear, Inc.(a)	19,463	2,491,848
MediaTek, Inc.	45,000	6,131,911
Microchip Technology, Inc.	16,647	1,518,206
Micron Technology, Inc.	20,234	23,355,904
Monolithic Power Systems, Inc.	70	96,765
Montage Technology Co. Ltd., Class A	2,221	102,510
MPI Corp.	2,000	391,144
Nanya Technology Corp.(a)	37,000	541,514
NAURA Technology Group Co. Ltd., Class A	1,400	183,468
Navitas Semiconductor Corp.(a)	37,979	680,584
NVIDIA Corp.	402,701	80,576,443
NXP Semiconductors NV	345	96,955
Onto Innovation, Inc.(a)	3,301	1,249,263
Penguin Solutions, Inc.(a)(b)	6,243	474,530
Phison Electronics Corp.	6,000	464,598
Photronics, Inc.(a)	13,979	454,737
Piotech, Inc., Class A	724	92,290
Power Integrations, Inc.(b)	8,757	733,486
QUALCOMM, Inc.	18,462	3,411,593
Rambus, Inc.(a)	4,511	598,790
Rigetti Computing, Inc.(a)(b)	68,401	1,321,507
Semtech Corp.(a)	3,423	554,013
Silicon Laboratories, Inc.(a)	9,216	2,014,249
SiTime Corp.(a)	853	635,963
SK Hynix, Inc.	17,321	30,564,328
SkyWater Technology, Inc.(a)	5,406	188,237
Skyworks Solutions, Inc.(b)	6,697	454,057
STMicroelectronics NV	2,748	203,272
Synaptics, Inc.(a)	3,439	427,227
T1 Energy, Inc.(a)(b)	28,746	272,512
Taiwan Semiconductor Manufacturing Co. Ltd.	769,000	60,666,603
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3,800	1,814,766
Teradyne, Inc.	4,923	2,381,944
Texas Instruments, Inc.	16,869	5,028,143
Tokyo Electron Ltd.	4,900	2,375,784
Tower Semiconductor Ltd.(a)	1,567	408,423
Ultra Clean Holdings, Inc.(a)	8,001	1,140,863
United Microelectronics Corp.	355,000	1,904,149
United Microelectronics Corp., ADR(b)	4,222	114,881
Veeco Instruments, Inc.(a)(b)	9,170	695,086
Winbond Electronics Corp.	87,000	584,501
Wolfspeed, Inc.(a)(b)	5,520	266,340
30
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
WONIK IPS Co. Ltd.	2,521	$ 280,541
Yuanjie Semiconductor Technology Co. Ltd., Class A	230	65,073
		371,902,598
Software — 4.5%
8x8, Inc.(a)	34,449	58,908
A10 Networks, Inc.	20,150	752,804
ACI Worldwide, Inc.(a)	10,671	536,645
Adeia, Inc.(b)	15,544	511,864
Adobe, Inc.(a)	9,574	1,962,861
Agilysys, Inc.(a)	5,899	616,445
Alarm.com Holdings, Inc.(a)	24,792	1,158,282
Amplitude, Inc., Class A(a)(b)	60,170	460,300
Appian Corp., Class A(a)	8,209	187,986
AppLovin Corp., Class A(a)	1,119	576,542
Arteris, Inc.(a)	10,562	513,208
Asana, Inc., Class A(a)	15,817	110,719
Atlassian Corp., Class A(a)	2,297	178,684
Autodesk, Inc.(a)	1,337	259,940
AvePoint, Inc., Class A(a)	6,667	74,737
Birlasoft Ltd.	34,372	104,190
Bit Digital, Inc.(a)(b)	53,369	96,064
Bitdeer Technologies Group, Class A(a)(b)	26,371	418,508
BitMine Immersion Technologies, Inc.	8,321	110,752
BlackLine, Inc.(a)	3,293	92,434
Blend Labs, Inc., Class A(a)(b)	37,644	64,371
Box, Inc., Class A(a)	49,472	1,312,987
Braze, Inc., Class A(a)	15,264	331,076
C3.ai, Inc., Class A(a)(b)	53,091	482,597
Cadence Design Systems, Inc.(a)	2,638	990,094
Cerence, Inc.(a)(b)	18,894	213,880
Check Point Software Technologies Ltd.(a)(b)	8,989	1,181,424
Cipher Digital, Inc.(a)	78,615	1,926,067
Cleanspark, Inc.(a)(b)	57,564	837,556
Clear Secure, Inc., Class A	16,737	932,753
Commvault Systems, Inc.(a)	9,309	1,319,365
Core Scientific, Inc.(a)	69,739	1,784,621
Crowdstrike Holdings, Inc., Class A(a)(b)	3,354	2,559,572
CyberArk Software Ltd.(a)	545	24,525
Daily Journal Corp.(a)(b)	345	207,411
Dassault Systemes SE	8,826	180,026
Datadog, Inc., Class A(a)	4,896	1,274,723
Digital Turbine, Inc.(a)	30,596	394,688
Dolby Laboratories, Inc., Class A	4,879	256,538
Domo, Inc., Class B(a)(b)	63,669	199,284
Dropbox, Inc., Class A(a)	9,186	252,339
D-Wave Quantum, Inc.(a)(b)	79,718	1,912,435
Dynatrace, Inc.(a)	48,900	2,147,199
Elastic NV(a)	7,282	415,220
Expensify, Inc., Class A(a)(b)	30,420	54,452
Figma, Inc., Class A(a)(b)	5,306	95,986
Fortinet, Inc.(a)	10,250	1,574,605
Freshworks, Inc., Class A(a)	32,857	332,513
Gitlab, Inc., Class A(a)	6,480	197,834
Guidewire Software, Inc.(a)	989	121,696
Hut 8 Corp.(a)(b)	23,078	2,664,240
Intapp, Inc.(a)	12,655	319,033
InterDigital, Inc.(b)	7,796	2,207,281
Intuit, Inc.	5,752	1,501,272
JFrog Ltd.(a)(b)	22,626	2,056,251
Keel Infrastructure Corp.(a)	119,951	688,519
LiveRamp Holdings, Inc.(a)	12,969	488,153
Manhattan Associates, Inc.(a)	4,152	578,166
Security	Shares	Value
Software (continued)
MARA Holdings, Inc.(a)(b)	91,915	$ 1,276,699
Marin Software, Inc.(a)(d)	268	—
Microsoft Corp.	128,230	47,832,355
Monday.com Ltd.(a)(b)	512	37,064
N-able, Inc.(a)	38,191	140,161
nCino, Inc.(a)(b)	192	3,139
Nebius Group NV, Class A(a)(b)	1,694	467,832
Netskope, Inc., Class A(a)(b)	18,642	203,943
NextNav, Inc.(a)	9,930	177,052
Nutanix, Inc., Class A(a)	2,710	138,102
Octave Intelligence PLC(a)	3,827	61,729
Ooma, Inc.(a)	22,311	428,817
Oracle Corp.	24,749	3,626,966
Oracle Financial Services Software Ltd.	1,343	153,194
Pagaya Technologies Ltd., Class A(a)(b)	14,865	271,286
PagerDuty, Inc.(a)	11,778	113,658
Palantir Technologies, Inc., Class A(a)(b)	38,465	4,487,712
Palo Alto Networks, Inc.(a)	11,636	3,968,109
PAR Technology Corp.(a)(b)	9,306	162,111
Porch Group, Inc.(a)	26,494	398,470
Progress Software Corp.(a)	12,333	414,142
Q2 Holdings, Inc.(a)	16,294	783,741
Qualys, Inc.(a)	10,526	1,447,220
Rapid7, Inc.(a)	41,575	336,757
REalloys, Inc.(a)(b)	5,466	78,984
Rezolve AI PLC(a)(b)	46,772	147,332
RingCentral, Inc., Class A(b)	12,664	493,643
Riot Platforms, Inc.(a)	82,384	2,255,674
Rubrik, Inc., Class A(a)(b)	4,809	386,067
Sage Group PLC	14,782	160,371
SailPoint, Inc.(a)	9,372	137,206
Salesforce, Inc.	3,412	534,524
SAP SE	7,286	1,123,123
SentinelOne, Inc., Class A(a)(b)	14,487	245,844
ServiceNow, Inc.(a)	8,538	847,653
ServiceTitan, Inc., Class A(a)	7,343	519,224
SoundHound AI, Inc., Class A(a)(b)	67,032	433,697
Sprout Social, Inc., Class A(a)	55,334	417,772
Synopsys, Inc.(a)	1,985	885,449
Tata Elxsi Ltd.	2,750	111,555
Technology One Ltd.	7,052	144,672
Tenable Holdings, Inc.(a)	46,670	1,721,190
Teradata Corp.(a)	21,613	748,890
Terawulf, Inc.(a)(b)	13,075	322,952
Thryv Holdings, Inc.(a)	43,267	170,472
UiPath, Inc., Class A(a)	10,860	118,048
Upland Software, Inc.(a)(b)	981	4,581
Varonis Systems, Inc.(a)	37,088	1,556,212
Viant Technology, Inc., Class A(a)	1,709	21,636
Workiva, Inc., Class A(a)	13,233	641,933
Xperi, Inc.(a)	12,154	100,027
Zeta Global Holdings Corp., Class A(a)(b)	51,344	1,010,450
Zscaler, Inc.(a)(b)	6,964	982,969
		126,115,034
Specialized REITs — 0.3%
American Tower Corp.	1,818	297,370
CubeSmart	64,102	2,549,337
Digital Realty Trust, Inc.	9,083	1,631,125
EPR Properties(b)	8,882	515,245
Equinix, Inc.	1,999	2,083,738
Extra Space Storage, Inc.	3,984	578,875
Four Corners Property Trust, Inc.	16,457	404,019
Master Portfolio Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Iron Mountain, Inc.(b)	1,726	$ 218,011
Millrose Properties, Inc., Class A	1,679	50,454
Outfront Media, Inc.	21,558	706,240
Safehold, Inc.	17,684	277,639
		9,312,053
Specialty Retail — 2.0%
1-800-Flowers.com, Inc., Class A(a)(b)	11,108	38,656
Abercrombie & Fitch Co., Class A(a)	9,883	889,569
Abu Dhabi National Oil Co. for Distribution PJSC	332,518	355,041
Academy Sports & Outdoors, Inc.(b)	9,090	428,412
Advance Auto Parts, Inc.(b)	11,403	709,495
American Eagle Outfitters, Inc.(b)	46,363	797,444
America’s Car-Mart, Inc.(a)(b)	2,077	5,795
Arhaus, Inc., Class A	7,119	59,942
Asbury Automotive Group, Inc.(a)	3,943	792,858
AutoZone, Inc.(a)	147	469,803
Bath & Body Works, Inc.	2,321	53,685
Best Buy Co., Inc.	5,014	380,462
Boot Barn Holdings, Inc.(a)	8,337	1,369,519
Buckle, Inc.	4,297	181,333
Burlington Stores, Inc.(a)	3,898	1,234,886
Caleres, Inc.(b)	20,876	258,236
Camping World Holdings, Inc., Class A	22,824	174,147
CarParts.com, Inc.(a)(b)	6,982	44,964
Carvana Co., Class A(a)	12,240	805,637
Chow Tai Fook Jewellery Group Ltd.	342,200	477,535
Citi Trends, Inc.(a)	1,203	69,582
Conn’s, Inc.(a)(d)	7,119	—
EVgo, Inc., Class A(a)(b)	54,976	105,004
Five Below, Inc.(a)	1,964	353,108
GameStop Corp., Class A(a)	17,130	378,230
Gap, Inc.(b)	13,998	261,483
Genesco, Inc.(a)	4,374	147,710
Group 1 Automotive, Inc.(b)	4,366	1,271,248
H & M Hennes & Mauritz AB, B Shares	30,567	525,809
Haverty Furniture Cos., Inc.(b)	11,341	289,536
Home Depot, Inc.	31,449	11,091,433
Hotel Shilla Co. Ltd.(a)	3,343	102,368
Industria de Diseno Textil SA	6,682	421,182
Jarir Marketing Co.	251,814	1,123,237
JB Hi-Fi Ltd.	6,068	337,402
JD Sports Fashion PLC	10,049	11,295
Kingfisher PLC	7,173	26,932
Lenskart Solutions Ltd.(a)	19,379	105,545
Lithia Motors, Inc., Class A(b)	2,270	659,412
Lojas Renner SA	336,439	961,943
Lowe’s Cos., Inc.	7,853	1,731,508
Monro, Inc.(b)	12,036	205,936
Murphy USA, Inc.	1,282	690,831
National Vision Holdings, Inc.(a)	10,769	204,719
O’Reilly Automotive, Inc.(a)	67,450	6,211,470
Petco Health & Wellness Co., Inc.(a)	21,722	59,084
RealReal, Inc.(a)	35,102	413,853
Revolve Group, Inc., Class A(a)	20,325	465,239
RH(a)	2,636	434,228
Ross Stores, Inc.	18,701	3,980,508
Sally Beauty Holdings, Inc.(a)	21,140	298,920
Shift Technologies, Inc., Class A(a)(d)	304	—
Shoe Station Group, Inc.(b)	4,723	70,042
Signet Jewelers Ltd.(b)	12,708	1,095,430
Sonic Automotive, Inc., Class A(b)	8,770	743,608
Security	Shares	Value
Specialty Retail (continued)
Stitch Fix, Inc., Class A(a)	63,364	$ 260,426
ThredUp, Inc., Class A(a)	35,245	241,428
TJX Cos., Inc.	42,094	6,377,241
Tractor Supply Co.	28,697	907,112
Upbound Group, Inc.(b)	25,447	539,985
Urban Outfitters, Inc.(a)	14,692	1,041,075
Valvoline, Inc.(a)	5,307	209,839
Vibra Energia SA	26,089	151,057
Victoria’s Secret & Co.(a)	13,870	1,157,868
Warby Parker, Inc., Class A(a)(b)	18,372	557,406
Winmark Corp.(b)	952	402,772
Zhongsheng Group Holdings Ltd.(a)	214,500	132,883
Zumiez, Inc.(a)	24,230	431,294
		56,785,640
Technology Hardware, Storage & Peripherals — 4.6%
Advantech Co. Ltd.	41,000	639,639
Apple, Inc.	242,589	70,195,553
Asia Vital Components Co. Ltd.	1,000	80,890
Asustek Computer, Inc.	16,000	355,082
Canon, Inc.(b)	23,300	596,722
Corsair Gaming, Inc.(a)	9,043	87,446
Dell Technologies, Inc., Class C	6,905	2,979,231
Ennoconn Corp.	136,000	1,593,114
Everpure, Inc., Class A(a)	6,468	509,614
Hewlett Packard Enterprise Co.	35,126	1,584,534
Innodisk Corp.	2,000	104,364
Inventec Corp.	254,000	538,491
King Slide Works Co. Ltd.	1,000	234,330
Lenovo Group Ltd.	348,000	1,032,621
NetApp, Inc.(b)	363	56,178
Quanta Computer, Inc.	78,000	909,363
Quantum Computing, Inc.(a)(b)	38,774	376,108
Samsung Electronics Co. Ltd.	165,767	36,783,219
Samsung Electronics Co. Ltd., GDR	90	488,836
Sandisk Corp.(a)	2,657	6,041,301
Seagate Technology Holdings PLC	314	303,010
Shenzhen Longsys Electronics Co. Ltd., Class A	1,000	105,214
Super Micro Computer, Inc.(a)	3,582	105,060
Western Digital Corp.	5,864	3,745,454
Xiaomi Corp., Class B(a)(c)	284,800	791,035
		130,236,409
Textiles, Apparel & Luxury Goods — 0.3%
ANTA Sports Products Ltd.	100,400	913,609
Capri Holdings Ltd.(a)	12,790	237,510
Carter’s, Inc.	3,900	160,524
Culp, Inc.(a)	2,975	9,222
Eclat Textile Co. Ltd.	45,000	444,341
Figs, Inc., Class A(a)	14,077	144,008
G-III Apparel Group Ltd.(b)	22,560	760,498
Hermes International SCA	363	663,816
Kontoor Brands, Inc.(b)	10,220	851,735
Li Ning Co. Ltd.	299,000	563,665
LVMH Moet Hennessy Louis Vuitton SE	2,629	1,453,995
NIKE, Inc., Class B	9,458	388,251
Page Industries Ltd.	686	300,066
Shenzhou International Group Holdings Ltd.	14,400	72,648
Steven Madden Ltd.	15,336	645,646
Titan Co. Ltd.	5,784	269,397
Under Armour, Inc., Class C(a)(b)	626	3,894
32
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Unifi, Inc.(a)	3,020	$ 14,345
Wolverine World Wide, Inc.	8,052	133,099
		8,030,269
Tobacco — 0.2%
Altria Group, Inc.	9,819	706,477
British American Tobacco PLC	54,416	3,367,424
Imperial Brands PLC	11,315	418,189
ITC Ltd.	100,569	305,016
Japan Tobacco, Inc.	17,500	645,741
KT&G Corp.	4,514	496,789
Philip Morris International, Inc.	1,860	336,493
Turning Point Brands, Inc.(b)	4,084	346,364
		6,622,493
Trading Companies & Distributors — 0.7%
AerCap Holdings NV	11,435	1,666,994
Applied Industrial Technologies, Inc.	5,775	1,952,816
BlueLinx Holdings, Inc.(a)	4,800	297,024
Boise Cascade Co.	12,277	953,064
Bunzl PLC	11,373	396,904
DNOW, Inc.(a)	45,721	593,001
DXP Enterprises, Inc.(a)	2,919	492,552
Ferguson Enterprises, Inc.	718	170,403
GATX Corp.	7,515	1,331,583
Global Industrial Co.	12,370	413,900
Herc Holdings, Inc.(b)	8,475	1,214,807
ITOCHU Corp.	134,400	1,533,858
Karat Packaging, Inc.	4,593	153,682
McGrath RentCorp	4,417	534,590
Mitsubishi Corp.	46,000	1,230,600
Mitsui & Co. Ltd.	33,000	921,458
NPK International, Inc.(a)	19,653	312,679
QXO, Inc.	1,287	22,222
Rush Enterprises, Inc., Class A(b)	22,408	1,635,448
Sunbelt Rentals Holdings, Inc.	4,821	351,684
Transcat, Inc.(a)	899	83,400
United Rentals, Inc.	424	480,345
Watsco, Inc.(b)	1,214	505,910
WESCO International, Inc.	318	109,847
Xometry, Inc., Class A(a)(b)	9,425	909,701
		18,268,472
Transportation Infrastructure — 0.0%
Aena SME SA(c)	5,190	158,153
Aeroports de Paris SA(b)	465	60,633
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	121,900	81,386
Getlink SE	1,653	35,137
International Container Terminal Services, Inc.	55,770	811,520
		1,146,829
Water Utilities — 0.0%
American States Water Co.	7,576	626,005
Essential Utilities, Inc.	13,638	522,472
Severn Trent PLC	2,583	101,122
United Utilities Group PLC	6,343	110,064
		1,359,663
Wireless Telecommunication Services — 0.4%
Advanced Info Service PCL, NVDR	29,400	325,700
Bharti Airtel Ltd.	119,791	2,346,615
Etihad Etisalat Co.	67,349	1,083,585
Security	Shares	Value
Wireless Telecommunication Services (continued)
KDDI Corp.	47,400	$ 796,211
Millicom International Cellular SA(b)	4,582	415,862
Mobile Telecommunications Co. Saudi Arabia(a)	98,422	276,887
MTN Group Ltd.	32,841	457,384
SoftBank Corp.	743,500	949,396
SoftBank Group Corp.	45,700	1,695,163
Spok Holdings, Inc.	14,265	146,074
Tele2 AB, Class B, B Shares	13,274	230,994
Telephone and Data Systems, Inc.	31,199	1,154,675
T-Mobile U.S., Inc.	3,829	642,238
Vodacom Group Ltd.	29,830	276,392
		10,797,176
Total Common Stocks — 88.1% (Cost: $1,618,791,590)		2,472,627,610
Preferred Securities
Preferred Stocks — 0.2%
Banks — 0.1%
Banco Bradesco SA	212,023	743,393
Itau Unibanco Holding SA	281,442	2,299,599
		3,042,992
Metals & Mining — 0.0%
Gerdau SA	66,884	269,231
Usinas Siderurgicas de Minas Gerais S/A Usiminas, Class A(a)	306,342	501,441
		770,672
Oil, Gas & Consumable Fuels — 0.1%
Petroleo Brasileiro SA - Petrobras	409,704	2,999,983
Real Estate Management & Development — 0.0%
Brookfield Property Preferred LP, 6.25%, 07/26/81(a)	7	109
		6,813,756
Total Preferred Securities — 0.2% (Cost: $5,032,959)		6,813,756
Rights
Biotechnology — 0.0%
Akero Therapeutics, Inc., CVR(d)	16,767	10,899
Albireo Pharma, Inc., CVR(d)	1,592	5,938
Blueprint Medicines Corp., CVR(d)	17,094	16,923
Catalyst Biosciences, Inc., CVR(b)(d)	6,436	—
Chinook Therapeutics, CVR(d)	3,288	559
Inhibrx, Inc., CVR(d)	4,627	7,727
Kinnate Biopharma, Inc., CVR(b)	3,570	182
Korro Bio, Inc., CVR(d)	4,657	—
Mirati Therapeutics, Inc. CVR(d)	144	114
Poseida Therapeutics, Inc., CVR(d)	15,396	22,478
Prevail Therapeutics, CVR(d)	1,105	552
Q32 Bio, CVR	6,560	1
Surface Oncology, Inc., CVR	4,415	415
		65,788
Consumer Staples Distribution & Retail(d) — 0.0%
Eli Lilly and Company, CVR	1,837	—
Walgreens Boots Alliance, Inc., CVR	6,889	3,651
		3,651
Master Portfolio Schedule of Investments
33

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Health Care Equipment & Supplies — 0.0%
Abiomed, Inc., CVR(d)	134	$ 204
Hologic, Inc., CVR	2,526	25
Paragon 28, Inc., CVR	10,680	961
		1,190
Metals & Mining — 0.0%
Pan American Silver Corp.(a)	16,660	9,180
Paper & Forest Products — 0.0%
Resolute Forest Products, Inc., CVR(d)	3,951	2,726
Pharmaceuticals — 0.0%
Contra Avadel Pharmace, CVR	17,054	10,915
Flexion Therapeutics, CVR(d)	3,275	524
		11,439
Total Rights — 0.0% (Cost: $60,595)		93,974
Warrants
Real Estate Management & Development(a) — 0.0%
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/14/26, 0.20 Share for 1 Warrant, Expires 04/30/32, Strike Price USD 15.60)	4,699	1,879
Altisource Portfolio Solutions SA, (Issued 02/14/25, Exercisable 02/15/26, 0.20 Share for 1 Warrant, Expires 04/02/29, Strike Price USD 15.60)	4,699	1,316
		3,195
Total Warrants — 0.0% (Cost: $ — )		3,195
Total Long-Term Investments — 88.3% (Cost: $1,623,885,144)		2,479,538,535
Security	Shares	Value
Short-Term Securities
Money Market Funds — 18.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	214,897,456	$ 214,961,925
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(e)(f)	294,317,891	294,317,891
Total Short-Term Securities — 18.2% (Cost: $509,256,136)		509,279,816
Total Investments — 106.5% (Cost: $2,133,141,280)		2,988,818,351
Liabilities in Excess of Other Assets — (6.5)%		(181,870,134)
Net Assets — 100.0%		$ 2,806,948,217

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 130,444,369	$ 84,550,843 (a)	$ —	$ (16,760)	$ (16,527)	$ 214,961,925	214,897,456	$ 330,856 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	334,938,183	—	(40,620,292)(a)	—	—	294,317,891	294,317,891	4,540,132	—
				$ (16,760)	$ (16,527)	$ 509,279,816		$ 4,870,988	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

34
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-mini Russell 2000 Index	33	09/18/26	$ 5,025	$ 54,362
MSCI Emerging Markets Index	107	09/18/26	9,402	(164,620)
S&P 500 E-Mini Index	76	09/18/26	28,683	(290,314)
				(400,572)
Short Contracts
E-mini Russell 2000 Index	126	09/18/26	19,187	(493,960)
MSCI EAFE Index	7	09/18/26	1,101	8,387
MSCI Emerging Markets Index	98	09/18/26	8,611	143,294
				(342,279)
				$ (742,851)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	1,611,000	USD	2,006,780	BNP Paribas SA	09/16/26	$ 3,729
USD	2,092,911	AUD	2,994,000	Goldman Sachs International	09/16/26	22,821
USD	4,076,131	CAD	5,615,000	Morgan Stanley & Co. International PLC	09/16/26	103,667
USD	3,095,395	EUR	2,671,000	Morgan Stanley & Co. International PLC	09/16/26	33,857
USD	2,843,027	JPY	451,598,000	Goldman Sachs International	09/16/26	48,609
USD	3,369,491	JPY	540,209,000	Goldman Sachs International	09/16/26	26,763
USD	118,420	NOK	1,102,000	Morgan Stanley & Co. International PLC	09/16/26	7,208
USD	35,646	NZD	60,000	Morgan Stanley & Co. International PLC	09/16/26	1,482
						248,136
AUD	6,673,000	USD	4,777,970	Morgan Stanley & Co. International PLC	09/16/26	(164,172)
CHF	886,000	USD	1,137,384	Barclays Bank PLC	09/16/26	(31,667)
EUR	13,021,000	USD	15,199,223	Morgan Stanley & Co. International PLC	09/16/26	(274,371)
GBP	5,579,000	USD	7,507,059	Barclays Bank PLC	09/16/26	(106,833)
JPY	135,517,000	USD	854,365	Toronto-Dominion Bank	09/16/26	(15,807)
SEK	20,579,000	USD	2,219,972	Goldman Sachs International	09/16/26	(88,675)
SGD	2,078,000	USD	1,635,260	Barclays Bank PLC	09/16/26	(20,496)
USD	2,055,132	AUD	2,978,000	Goldman Sachs International	09/16/26	(3,896)
USD	5,498,791	EUR	4,819,000	Goldman Sachs International	09/16/26	(24,814)
USD	6,147,320	GBP	4,657,000	Goldman Sachs International	09/16/26	(29,925)
						(760,656)
						$ (512,520)
OTC Total Return Swaps
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
MSCI Emerging Markets (Net Return)	At Termination	1-day SOFR minus 0.06%, 3.68%	At Termination	UBS AG	N/A	07/15/26	USD	139,162	$ (9,909,845)	$ —	$ (9,909,845)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR minus 0.56%, 3.68%	Quarterly	BNP Paribas SA	N/A	08/31/26	USD	107,187	1,684,259	—	1,684,259
Master Portfolio Schedule of Investments
35

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio

OTC Total Return Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio
Rate/Reference	Frequency	Rate/Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.45%, 3.68%	Quarterly	Citibank N.A.	N/A	10/06/26	USD	75,452	$ (13,882,225)	$ —	$ (13,882,225)
1-day SOFR plus 0.74%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	10/06/26	USD	95,170	12,029,924	—	12,029,924
1-day SOFR plus 0.78%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	10/29/26	USD	347,030	17,187,115	—	17,187,115
1-day SOFR plus 0.79%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	10/29/26	USD	257,429	12,745,045	—	12,745,045
1-day SOFR plus 0.78%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	BNP Paribas SA	N/A	11/06/26	USD	609,701	10,593,841	—	10,593,841
1-day SOFR plus 0.75%, 3.68%	Quarterly	Russell 1000 Index Total Return (RU10INTR)	Quarterly	Merrill Lynch International	N/A	11/25/26	USD	105,266	(105,130)	—	(105,130)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.28%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	01/22/27	USD	23,200	(561,999)	—	(561,999)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.30%, 3.68%	Quarterly	Citibank N.A.	N/A	01/22/27	USD	74,237	(6,014,870)	—	(6,014,870)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.35%, 3.68%	Quarterly	BNP Paribas SA	N/A	01/28/27	USD	94,274	(8,774,862)	—	(8,774,862)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.26%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/05/27	USD	76,052	(2,200,616)	—	(2,200,616)
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.29%, 3.68%	Quarterly	Citibank N.A.	N/A	02/05/27	USD	357,118	(21,221,075)	—	(21,221,075)
MSCI Emerging Markets (Net Return)	Quarterly	1-day SOFR plus 0.22%, 3.68%	Quarterly	JPMorgan Chase Bank N.A.	N/A	02/08/27	USD	136,415	(876,417)	—	(876,417)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.24%, 3.68%	Quarterly	Citibank N.A.	N/A	03/31/27	USD	34,842	304,408	—	304,408
Russell 2000 Index Total Return (RU20INTR)	Quarterly	1-day SOFR plus 0.16%, 3.68%	Quarterly	Goldman Sachs International	N/A	04/30/27	USD	54,089	(4,127,422)	—	(4,127,422)
MSCI EAFE Index Net	Quarterly	1-day SOFR plus 0.25%, 3.68%	Quarterly	Merrill Lynch International	N/A	04/30/27	USD	67,768	(1,703,405)	—	(1,703,405)
									$ (14,833,274)	$ —	$ (14,833,274)
36
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio

Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Vanguard Russell 1000 Index Fund ETF	Citibank N.A.	$ 154,167,397	02/24/28	0.20%	1D OBFR01	Monthly	$ 1,026,316
Total long positions of equity swaps							1,026,316
Short Contracts(b)
iShares MSCI EAFE ETF	Bank of America N.A.	(11,033)	02/15/28	(0.15)%	1D OBFR01	Monthly	21
iShares MSCI Emerging Markets ETF	Bank of America N.A.	(14,299)	02/15/28	(0.15)%	1D OBFR01	Monthly	275
iShares Russell 2000 ETF	Bank of America N.A.	(13,553)	02/15/28	(0.15)%	1D OBFR01	Monthly	(267)
Total short positions of equity swaps							29
Total long and short positions of equity swaps							1,026,345
Net dividends and financing fees							(49,814)
Total equity swap contracts including dividends and financing fees							$ 976,531

(a)
The Master Portfolio receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

(b)
The Master Portfolio pays the total return on a reference entity and receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Balances Reported in the Statement of Assets and Liabilities for OTC Swaps
Description	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation
OTC Swaps	$ —	$ —	$ 55,571,204	$ (69,427,947)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 206,043	$ —	$ —	$ —	$ 206,043
Forward foreign currency exchange contracts Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	248,136	—	—	248,136
Swaps — OTC Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	55,571,204	—	—	—	55,571,204
	$ —	$ —	$ 55,777,247	$ 248,136	$ —	$ —	$ 56,025,383
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 948,894	$ —	$ —	$ —	$ 948,894
Forward foreign currency exchange contracts Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	760,656	—	—	760,656
Swaps — OTC Unrealized depreciation on OTC swaps; Swap premiums received	—	—	69,427,947	—	—	—	69,427,947
	$ —	$ —	$ 70,376,841	$ 760,656	$ —	$ —	$ 71,137,497

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Master Portfolio Schedule of Investments
37

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 8,264,257	$ —	$ —	$ —	$ 8,264,257
Forward foreign currency exchange contracts	—	—	—	165,326	—	—	165,326
Swaps	—	—	(143,222,179)	—	—	—	(143,222,179)
	$ —	$ —	$ (134,957,922)	$ 165,326	$ —	$ —	$ (134,792,596)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (55,083)	$ —	$ —	$ —	$ (55,083)
Forward foreign currency exchange contracts	—	—	—	(752,404)	—	—	(752,404)
Swaps	—	—	(6,003,518)	—	—	—	(6,003,518)
	$ —	$ —	$ (6,058,601)	$ (752,404)	$ —	$ —	$ (6,811,005)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$66,229,482
Average notional value of contracts — short	18,406,168
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	19,357,041
Average amounts sold — in USD	30,121,936
Total return swaps:
Average notional value	2,924,424,498
Equity swaps:
Average notional value — long	145,379,562
Average notional value — short	36,351
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
The Master Portfolio’s derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments
Futures contracts	$ 317,090	$ 202,205
Forward foreign currency exchange contracts	248,136	760,656
Swaps — OTC(a)	55,571,204	69,427,947
Total derivative assets and liabilities in the Statement of Assets and Liabilities	56,136,430	70,390,808
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	(317,090)	(202,205)
Total derivative assets and liabilities subject to an MNA	$ 55,819,340	$ 70,188,603

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following table presents the Master Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Master Portfolio:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of America N.A.	$ 296	$ (267)	$ —	$ —	$ 29
BNP Paribas SA	42,213,989	(8,774,862)	—	(25,170,000)	8,269,127
Citibank N.A.	1,330,724	(1,330,724)	—	—	—
Goldman Sachs International	98,193	(98,193)	—	—	—
38
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Merrill Lynch International	$ 12,029,924	$ (1,808,535)	$ (9,009,767)	$ —	$ 1,211,622
Morgan Stanley & Co. International PLC	146,214	(146,214)	—	—	—
	$ 55,819,340	$ (12,158,795)	$ (9,009,767)	$ (25,170,000)	$ 9,480,778

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(c)(e)
Bank of America N.A.	$ 267	$ (267)	$ —	$ —	$ —
Barclays Bank PLC	158,996	—	—	—	158,996
BNP Paribas SA	8,774,862	(8,774,862)	—	—	—
Citibank N.A.	41,118,170	(1,330,724)	—	(39,787,446)	—
Goldman Sachs International	4,274,732	(98,193)	—	(3,820,000)	356,539
JPMorgan Chase Bank N.A.	3,639,032	—	—	(2,010,000)	1,629,032
Merrill Lynch International	1,808,535	(1,808,535)	—	—	—
Morgan Stanley & Co. International PLC	438,543	(146,214)	—	—	292,329
Toronto-Dominion Bank	15,807	—	—	—	15,807
UBS AG	9,909,845	—	—	(8,390,000)	1,519,845
	$ 70,138,789	$ (12,158,795)	$ —	$ (54,007,446)	$ 3,972,548

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)	Net amount represents the net amount receivable from the counterparty in the event of default.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 44,482,715	$ 7,802,426	$ —	$ 52,285,141
Air Freight & Logistics	10,539,085	2,051,381	—	12,590,466
Automobile Components	9,107,652	837,661	—	9,945,313
Automobiles	14,743,644	5,129,588	—	19,873,232
Banks	131,127,879	73,425,673	18	204,553,570
Beverages	7,110,373	2,104,774	—	9,215,147
Biotechnology	98,830,444	4,562,065	—	103,392,509
Broadline Retail	50,053,826	9,296,715	—	59,350,541
Building Products	12,420,655	63,508	—	12,484,163
Capital Markets	53,428,762	10,254,248	—	63,683,010
Chemicals	22,764,431	7,520,175	1	30,284,607
Commercial Services & Supplies	23,914,627	1,127,703	—	25,042,330
Communications Equipment	27,350,965	4,481,697	—	31,832,662
Construction & Engineering	22,843,421	4,817,828	—	27,661,249
Construction Materials	2,296,522	1,028,665	—	3,325,187
Consumer Finance	23,763,686	1,227,623	—	24,991,309
Consumer Staples Distribution & Retail	26,763,389	3,101,360	—	29,864,749
Containers & Packaging	1,675,662	85,236	—	1,760,898
Master Portfolio Schedule of Investments
39

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Distributors	$ 1,709,057	$ —	$ —	$ 1,709,057
Diversified Consumer Services	8,520,834	457,082	—	8,977,916
Diversified REITs	1,938,525	68,631	—	2,007,156
Diversified Telecommunication Services	14,037,607	5,560,631	—	19,598,238
Electric Utilities	16,716,707	5,235,576	—	21,952,283
Electrical Equipment	31,678,628	17,553,065	—	49,231,693
Electronic Equipment, Instruments & Components	44,683,249	31,261,284	—	75,944,533
Energy Equipment & Services	20,528,332	270,002	—	20,798,334
Entertainment	20,751,944	1,916,852	—	22,668,796
Financial Services	41,071,864	2,828,475	—	43,900,339
Food Products	4,572,802	5,072,112	—	9,644,914
Gas Utilities	8,158,564	1,729,477	—	9,888,041
Ground Transportation	10,673,554	—	—	10,673,554
Health Care Equipment & Supplies	26,672,612	354,595	—	27,027,207
Health Care Providers & Services	44,951,873	486,679	—	45,438,552
Health Care REITs	6,816,148	—	—	6,816,148
Health Care Technology	3,387,294	—	—	3,387,294
Hotel & Resort REITs	6,669,551	—	—	6,669,551
Hotels, Restaurants & Leisure	21,734,170	6,640,539	—	28,374,709
Household Durables	14,621,067	3,839,704	—	18,460,771
Household Products	12,112,753	437,011	—	12,549,764
Independent Power and Renewable Electricity Producers	4,030,359	4,091,695	—	8,122,054
Industrial Conglomerates	11,261,559	10,134,134	—	21,395,693
Industrial REITs	4,031,104	86,413	—	4,117,517
Insurance	26,466,193	22,507,059	—	48,973,252
Interactive Media & Services	90,183,060	14,685,635	—	104,868,695
IT Services	13,697,519	5,906,328	—	19,603,847
Leisure Products	2,993,497	—	—	2,993,497
Life Sciences Tools & Services	10,648,464	1,671,713	—	12,320,177
Machinery	50,579,915	9,067,038	—	59,646,953
Marine Transportation	5,932,738	1,315,852	—	7,248,590
Media	8,710,272	234,744	—	8,945,016
Metals & Mining	21,100,846	13,430,875	86	34,531,807
Mortgage Real Estate Investment Trusts (REITs)	1,395,061	—	—	1,395,061
Multi-Utilities	12,691,965	4,440,547	—	17,132,512
Office REITs	5,192,659	—	—	5,192,659
Oil, Gas & Consumable Fuels	62,874,395	16,438,255	—	79,312,650
Paper & Forest Products	891,093	—	—	891,093
Passenger Airlines	5,056,612	773,440	—	5,830,052
Personal Care Products	1,750,584	2,237,420	—	3,988,004
Pharmaceuticals	50,332,228	14,249,615	—	64,581,843
Professional Services	23,202,466	6,830,520	—	30,032,986
Real Estate Management & Development	5,295,692	5,949,123	—	11,244,815
Residential REITs	1,371,953	—	—	1,371,953
Retail REITs	10,455,315	—	—	10,455,315
Semiconductors & Semiconductor Equipment	247,322,786	124,579,812	—	371,902,598
Software	124,113,378	2,001,656	—	126,115,034
Specialized REITs	9,312,053	—	—	9,312,053
Specialty Retail	53,166,411	3,619,229	—	56,785,640
Technology Hardware, Storage & Peripherals	85,983,489	44,252,920	—	130,236,409
Textiles, Apparel & Luxury Goods	3,348,732	4,681,537	—	8,030,269
Tobacco	1,389,334	5,233,159	—	6,622,493
Trading Companies & Distributors	13,833,968	4,434,504	—	18,268,472
Transportation Infrastructure	—	1,146,829	—	1,146,829
Water Utilities	1,148,477	211,186	—	1,359,663
Wireless Telecommunication Services	3,995,713	6,801,463	—	10,797,176
Preferred Securities
Preferred Stocks	6,813,756	—	—	6,813,756
Rights
Biotechnology	—	598	65,190	65,788
Consumer Staples Distribution & Retail	—	—	3,651	3,651
Health Care Equipment & Supplies	—	986	204	1,190
Metals & Mining	9,180	—	—	9,180
40
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Diversified Equity Alpha Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Rights (continued)
Paper & Forest Products	$ —	$ —	$ 2,726	$ 2,726
Pharmaceuticals	—	10,915	524	11,439
Warrants	3,195	—	—	3,195
Short-Term Securities
Money Market Funds	509,279,816	—	—	509,279,816
	$2,435,090,710	$553,655,241	$72,400	$2,988,818,351
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 206,043	$ 55,571,204	$ —	$ 55,777,247
Foreign Currency Exchange Contracts	—	248,136	—	248,136
Liabilities
Equity Contracts	(948,894)	(69,427,947)	—	(70,376,841)
Foreign Currency Exchange Contracts	—	(760,656)	—	(760,656)
	$(742,851)	$(14,369,263)	$—	$(15,112,114)

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See master portfolio notes to financial statements.
Master Portfolio Schedule of Investments
41

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Diversified Equity Alpha Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,479,538,535
Investments, at value — affiliated(c)	509,279,816
Cash	11,413,280
Cash pledged:
Collateral — OTC derivatives	55,572,900
Futures contracts	3,099,000
Foreign currency, at value(d)	1,101,165
Receivables:
Investments sold	7,802,078
Securities lending income — affiliated	56,072
Swaps	6,446,719
Contributions from investors	2,110,571
Dividends — unaffiliated	2,904,743
Dividends — affiliated	553,855
Variation margin on futures contracts	317,090
Unrealized appreciation on:
Forward foreign currency exchange contracts	248,136
OTC swaps	55,571,204
Prepaid expenses	6,193
Total assets	3,136,021,357
LIABILITIES
Due to custodian	5,870,088
Cash received as collateral for OTC derivatives	25,170,000
Collateral on securities loaned	215,044,682
Payables:
Investments purchased	7,774,915
Swaps	3,404,808
Administration fees	269,830
Deferred foreign capital gain tax	1,011,854
Investment advisory fees	116,728
Trustees’ fees	4,066
Professional fees	15,361
Variation margin on futures contracts	202,205
Unrealized depreciation on:
Forward foreign currency exchange contracts	760,656
OTC swaps	69,427,947
Total liabilities	329,073,140
Commitments and contingent liabilities
NET ASSETS	$ 2,806,948,217
NET ASSETS CONSIST OF
Investors’ capital	$ 1,967,436,250
Net unrealized appreciation (depreciation)	839,511,967
NET ASSETS	$ 2,806,948,217
(a) Investments, at cost—unaffiliated	$1,623,885,144
(b) Securities loaned, at value	$210,931,107
(c) Investments, at cost—affiliated	$509,256,136
(d) Foreign currency, at cost	$1,109,514
See master portfolio notes to financial statements.
42
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

Diversified Equity Alpha Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$23,648,800
Dividends — affiliated	4,540,132
Interest — unaffiliated	118,635
Securities lending income — affiliated — net	330,856
Foreign taxes withheld	(1,745,467)
Total investment income	26,892,956
EXPENSES
Investment advisory	3,829,654
Administration	1,579,028
Trustees	16,140
Professional	12,461
Total expenses excluding interest expense	5,437,283
Interest expense — unaffiliated	9,422
Total expenses	5,446,705
Less:
Fees waived and/or reimbursed by the Administrator	(1,579,028)
Fees waived and/or reimbursed by the Manager	(1,616,286)
Total expenses after fees waived and/or reimbursed	2,251,391
Net investment income	24,641,565
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	314,137,329
Investments — affiliated	(16,760)
Forward foreign currency exchange contracts	165,326
Foreign currency transactions	(773,330)
Futures contracts	8,264,257
Swaps	(143,222,179)
178,554,643
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	151,135,207
Investments — affiliated	(16,527)
Forward foreign currency exchange contracts	(752,404)
Foreign currency translations	(23,587)
Futures contracts	(55,083)
Swaps	(6,003,518)
144,284,088
Net realized and unrealized gain	322,838,731
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$347,480,296
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(47,783)
(b) Net of reduction in deferred foreign capital gain tax of	$1,120,406
See master portfolio notes to financial statements.
Master Portfolio Statement of Operations
43

Statements of Changes in Net Assets

	Diversified Equity Alpha Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$24,641,565	$48,915,144
Net realized gain	178,554,643	116,021,482
Net change in unrealized appreciation (depreciation)	144,284,088	296,915,366
Net increase in net assets resulting from operations	347,480,296	461,851,992
CAPITAL TRANSACTIONS
Proceeds from contributions	69,694,787	347,290,737
Value of withdrawals	(717,487,446)	(247,761,756)
Net increase (decrease) in net assets derived from capital transactions	(647,792,659)	99,528,981
NET ASSETS
Total increase (decrease) in net assets	(300,312,363)	561,380,973
Beginning of period	3,107,260,580	2,545,879,607
End of period	$2,806,948,217	$3,107,260,580
See master portfolio notes to financial statements.
44
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Diversified Equity Alpha Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	11.71%(a)	17.63%	25.62%	26.72%	(19.12)%	27.62%
Ratios to Average Net Assets(b)
Total expenses	0.34%(c)	0.35%	0.35%	0.36%	0.36%	0.35%
Total expenses after fees waived and/or reimbursed	0.14%(c)	0.14%	0.14%	0.15%	0.15%	0.15%
Net investment income	1.56%(c)	1.73%	1.80%	2.07%	1.80%	1.28%
Supplemental Data
Net assets, end of period (000)	$2,806,948	$3,107,261	$2,545,880	$1,581,443	$795,772	$957,842
Portfolio turnover rate	51%	123%	113%	125%	117%	127%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See master portfolio notes to financial statements.
Master Portfolio Financial Highlights
45

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Diversified Equity Alpha Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
On February 19, 2026, the Board of Trustees of MIP (the “Board”) approved a change in the name of Diversified Equity Master Portfolio to Diversified Equity Alpha Master Portfolio and certain changes to the Master Portfolio’s investment strategy. These changes were effective on April 28, 2026.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
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Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
•Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
Master Portfolio Notes to Financial Statements
47

Notes to Financial Statements (unaudited) (continued)

(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any
48
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Notes to Financial Statements (unaudited) (continued)

securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Master Portfolio Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Diversified Equity Alpha Master Portfolio
Barclays Bank PLC	$ 1,887,869	$ (1,887,869)	$ —	$ —
Barclays Capital, Inc.	15,912	(15,838)	—	74
BMO Capital Markets Corp.	4,169	(4,169)	—	—
BNP Paribas SA	57,451,497	(57,451,497)	—	—
BofA Securities, Inc.	3,241,000	(3,241,000)	—	—
Citigroup Global Markets, Inc.	22,140,828	(22,140,828)	—	—
Deutsche Bank Securities, Inc.	599	(599)	—	—
Goldman Sachs & Co. LLC	1,469,784	(1,469,784)	—	—
HSBC Bank PLC	4,204,149	(4,204,149)	—	—
ING Financial Markets LLC	15,648	(15,648)	—	—
J.P. Morgan Securities LLC	52,618,936	(52,618,936)	—	—
Jefferies LLC	2,004,454	(2,004,454)	—	—
Morgan Stanley	18,122,765	(18,122,765)	—	—
National Financial Services LLC	388,784	(386,812)	—	1,972
Pershing LLC	903,642	(903,642)	—	—
RBC Capital Markets LLC	415,947	(415,947)	—	—
Scotia Capital (USA), Inc.	925,980	(925,980)	—	—
SG Americas Securities LLC	128,186	(128,186)	—	—
TD Securities (USA) LLC	10,639,118	(10,639,118)	—	—
UBS AG	7,908,403	7,908,403	—	—
UBS Securities LLC	1,123,303	(1,091,877)	—	31,426
Virtu Americas LLC	513,726	(513,726)	—	—
Wells Fargo Bank N.A.	13,358,778	(13,335,341)	—	24,437
Wells Fargo Securities LLC	11,447,630	(11,447,630)	—	—
	$ 210,931,107	$ (195,057,392)	$ —	$ 57,909

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Master Portfolio subsequent to period end in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Master Portfolio Notes to Financial Statements
49

Notes to Financial Statements (unaudited) (continued)

Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Master Portfolio are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and Liabilities. The Master Portfolio’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Master Portfolio.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Master Portfolio and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of  Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement  of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Master Portfolio’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Master Portfolio’s counterparty on the swap. The Master Portfolio is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of  Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
•Equity and Total return swaps — Equity and total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Equity swaps are designed to function as direct economic investments in long or short equity positions. This means that a fund will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid. Equity swaps incur interest charges and credits (“financing fees”) related to the notional value of the position. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread.
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Master Portfolio receives payment from or makes a payment to the counterparty.
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Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Master Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Master Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Master Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Master Portfolio and the counterparty.
Cash collateral that has been pledged to cover obligations of the Master Portfolio and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Master Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Master Portfolio.  Any additional required collateral is delivered to/pledged by the Master Portfolio on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Master Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Master Portfolio from the counterparty are not fully collateralized, the Master Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Master Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Master Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Master Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.25%
$1 billion — $3 billion	0.24
$3 billion — $5 billion	0.23
$5 billion — $10 billion	0.22
Greater than $10 billion	0.21
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee of 0.10% based on the average daily net assets of the Master Portfolio.
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance.
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), effective April 23, 2026, (the “Sub-Adviser”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The Manager has contractually agreed to waive 0.095% of the investment advisory fees payable by the Master Portfolio through June 30, 2027. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the Manager waived $1,500,077 pursuant to this agreement.
BAL contractually agreed to waive all of its administration fees payable by the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $1,579,028.
Master Portfolio Notes to Financial Statements
51

Notes to Financial Statements (unaudited) (continued)

The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $28,601.
With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027.  The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the  Statement of Operations. For the six months ended June 30, 2026, the amount waived was $87,608.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $113,628 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Diversified Equity Alpha Master Portfolio	$ 165,178,224	$ 191,331,985	$ 32,971,796
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $1,448,818,892 and $2,200,028,085, respectively.
52
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Diversified Equity Alpha Master Portfolio	$ 2,180,161,195	$ 971,562,939	$ (178,017,897)	$ 793,545,042
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio investsin securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Master Portfolio Notes to Financial Statements
53

Notes to Financial Statements (unaudited) (continued)

Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio  invests a significant portion of its assets in securities within a single or limited number of market sectors. When a Master Portfolio concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
54
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 537-4942 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Additional Information
55

Additional Information (continued)

Fund and/or MIP Service Providers (continued)
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
56
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of the Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Diversified Equity Alpha Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. The BlackRock Diversified Equity Alpha Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
 During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
 At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
 At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreement
57

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
 The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
 In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Master Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year and since-inception periods reported, the Fund ranked in the second and first quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
58
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
 The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
 The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
 The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted that BlackRock has contractually agreed to waive a portion of its administration and advisory fees payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
 At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
59

Disclosure of Investment Sub-Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) to consider the initial approval of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) between BlackRock Fund Advisors (the “Manager”) and BlackRock International Limited (the “Sub-Adviser” and, together with the Manager and its affiliates, “BlackRock”), with respect to the Master Portfolio, on behalf of Diversified Equity Alpha Master Portfolio (the “Master Fund”).  The BlackRock Diversified Equity Alpha Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Sub-Advisory Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), at the April Meeting, the Board reviewed materials relating to its consideration of the Sub-Advisory Agreement. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”).
The Board previously met on May 20-21, 2025 (the “May 2025 Meeting”) to consider the approval of the continuation of the Master Portfolio’s advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of the Master Fund, and the Manager.  At the May 2025 Meeting, the Board of the Master Portfolio, including the Independent Board Members, approved the continuation of the Advisory Agreement for a one-year term ending June 30, 2026. A discussion of the basis for the Board’s approval of the Advisory Agreement at the May 2025 Meeting is included in the semi-annual shareholder report for the Fund for the period ended June 30, 2025.
The factors considered by the Board at the April Meeting in connection with the approval of the proposed Sub-Advisory Agreement were substantially the same as the factors considered at the May 2025 Meeting with respect to approval of the Advisory Agreement. The Board noted that the engagement of the Sub-Adviser with respect to the Fund is to provide flexibility to the portfolio management team by facilitating the provision of investment advice and/or order raising by investment personnel located outside of the United States.  The Board, including the Independent Board Members, noted that there would be no change in the nature, extent and quality of services provided under the Advisory Agreement as a consequence of entering into the Sub-Advisory Agreement and the proposed sub-advisory fees payable to the Sub-Adviser would be paid by the Manager and would not impact the fees paid by the Fund.
Following discussion, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the proposed Sub-Advisory Agreement between the Manager and the Sub-Adviser, with respect to the Master Portfolio, on behalf of the Master Fund, for a two-year term beginning on the effective date of the Sub-Advisory Agreement. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Sub-Advisory Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the Sub-Advisory Agreement with respect to the Master Fund and found the Sub-Advisory Agreement to be satisfactory.  In arriving at its decision to approve the Sub-Advisory Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.
60
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Portfolio Abbreviation
1D OBFR01	USD - 1D Overnight Bank Funding Rate
ADR	American Depositary Receipt
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in these Financial Statements
61

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares Russell 1000 Large-Cap Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Large Cap Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares Russell 1000 Large-Cap Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities (unaudited)
June 30, 2026

iShares Russell 1000 Large-Cap Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 2,034,419,706
Receivables:
Capital shares sold	3,212,522
Withdrawals from the Master Portfolio	6,782,883
Prepaid expenses	47,078
Total assets	2,044,462,189
LIABILITIES
Payables:
Accounting services fees	1,221
Administration fees	16,563
Capital gains distributions	28,638
Capital shares redeemed	9,995,405
Income dividend distributions	122,290
Officer’s fees	4,933
Other accrued expenses	11,296
Professional fees	73,534
Service fees	29,766
Transfer agent fees	43,799
Total liabilities	10,327,445
Commitments and contingent liabilities
NET ASSETS	$ 2,034,134,744
NET ASSETS CONSIST OF
Paid-in capital	$ 956,372,942
Accumulated earnings	1,077,761,802
NET ASSETS	$ 2,034,134,744
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2026

iShares Russell 1000 Large-Cap Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 227,833,239
Shares outstanding	4,845,892
Net asset value	$ 47.02
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 154,512,460
Shares outstanding	3,310,001
Net asset value	$ 46.68
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,651,789,045
Shares outstanding	35,297,048
Net asset value	$ 46.80
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

iShares Russell 1000 Large-Cap Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$10,973,488
Dividends — affiliated	266,330
Interest — unaffiliated	17,719
Securities lending income — affiliated — net	93,849
Foreign taxes withheld	(4,966)
Expenses	(311,344)
Fees waived	5,065
Total investment income	11,040,141
FUND EXPENSES
Service — class specific	172,591
Transfer agent — class specific	96,962
Administration	94,895
Professional	67,273
Registration	26,778
Printing and postage	9,036
Officer	4,077
Accounting services	2,462
Miscellaneous	7,635
Total expenses	481,709
Net investment income	10,558,432
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	19,925,149
Investments — affiliated	687,193
Futures contracts	572,538
21,184,880
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	47,293,630
Investments — affiliated	112,144,273
Futures contracts	106,990
159,544,893
Net realized and unrealized gain	180,729,773
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$191,288,205
See notes to financial statements.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Russell 1000 Large-Cap Index Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$10,558,432	$20,129,515
Net realized gain	21,184,880	20,486,885
Net change in unrealized appreciation (depreciation)	159,544,893	240,132,185
Net increase in net assets resulting from operations	191,288,205	280,748,585
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(1,345,179)	(5,967,966)
Investor A	(708,682)	(3,092,155)
Class K	(9,927,620)	(40,810,954)
Decrease in net assets resulting from distributions to shareholders	(11,981,481)	(49,871,075)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	6,676,087	22,250,102
NET ASSETS
Total increase in net assets	185,982,811	253,127,612
Beginning of period	1,848,151,933	1,595,024,321
End of period	$2,034,134,744	$1,848,151,933

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$42.90	$37.65	$30.69	$24.66	$31.03	$25.08
Net investment income(a)	0.24	0.47	0.44	0.42	0.39	0.35
Net realized and unrealized gain (loss)	4.15	5.95	7.02	6.05	(6.32)	6.19
Net increase (decrease) from investment operations	4.39	6.42	7.46	6.47	(5.93)	6.54
Distributions(b)
From net investment income	(0.23)	(0.47)	(0.43)	(0.44)	(0.36)	(0.37)
From net realized gain	(0.04)	(0.70)	(0.07)	—	(0.08)	(0.22)
Total distributions	(0.27)	(1.17)	(0.50)	(0.44)	(0.44)	(0.59)
Net asset value, end of period	$47.02	$42.90	$37.65	$30.69	$24.66	$31.03
Total Return(c)
Based on net asset value	10.28%(d)	17.21%	24.36%	26.42%	(19.14)%	26.27%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.10%(h)	0.11%	0.12%	0.13%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.11%	0.12%	0.12%	0.12%	0.12%
Net investment income	1.09%(h)	1.18%	1.28%	1.53%	1.49%	1.24%
Supplemental Data
Net assets, end of period (000)	$227,833	$222,609	$194,192	$178,986	$130,394	$172,196
Portfolio turnover rate of the Master Portfolio	8%	12%	9%	13%	22%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$42.60	$37.39	$30.49	$24.50	$30.85	$24.92
Net investment income(a)	0.18	0.36	0.36	0.36	0.33	0.28
Net realized and unrealized gain (loss)	4.12	5.92	6.96	6.01	(6.30)	6.16
Net increase (decrease) from investment operations	4.30	6.28	7.32	6.37	(5.97)	6.44
Distributions(b)
From net investment income	(0.18)	(0.37)	(0.35)	(0.38)	(0.30)	(0.29)
From net realized gain	(0.04)	(0.70)	(0.07)	—	(0.08)	(0.22)
Total distributions	(0.22)	(1.07)	(0.42)	(0.38)	(0.38)	(0.51)
Net asset value, end of period	$46.68	$42.60	$37.39	$30.49	$24.50	$30.85
Total Return(c)
Based on net asset value	10.12%(d)	16.94%	24.05%	26.15%	(19.38)%	25.99%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.35%(h)	0.36%	0.36%	0.35%	0.37%	0.63%
Total expenses after fees waived and/or reimbursed	0.35%(h)	0.36%	0.36%	0.35%	0.35%	0.37%
Net investment income	0.84%(h)	0.93%	1.03%	1.30%	1.25%	0.98%
Supplemental Data
Net assets, end of period (000)	$154,512	$128,563	$101,532	$75,616	$52,790	$61,446
Portfolio turnover rate of the Master Portfolio	8%	12%	9%	13%	22%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Large-Cap Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$42.70	$37.48	$30.55	$24.55	$30.90	$24.97
Net investment income(a)	0.25	0.48	0.46	0.43	0.41	0.36
Net realized and unrealized gain (loss)	4.13	5.93	6.99	6.02	(6.31)	6.17
Net increase (decrease) from investment operations	4.38	6.41	7.45	6.45	(5.90)	6.53
Distributions(b)
From net investment income	(0.24)	(0.49)	(0.45)	(0.45)	(0.37)	(0.38)
From net realized gain	(0.04)	(0.70)	(0.07)	—	(0.08)	(0.22)
Total distributions	(0.28)	(1.19)	(0.52)	(0.45)	(0.45)	(0.60)
Net asset value, end of period	$46.80	$42.70	$37.48	$30.55	$24.55	$30.90
Total Return(c)
Based on net asset value	10.30%(d)	17.27%	24.44%	26.48%	(19.12)%	26.37%
Ratios to Average Net Assets(e)(f)(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.07%	0.07%	0.07%
Total expenses after fees waived and/or reimbursed	0.06%(h)	0.06%	0.06%	0.07%	0.07%	0.07%
Net investment income	1.14%(h)	1.23%	1.33%	1.58%	1.54%	1.29%
Supplemental Data
Net assets, end of period (000)	$1,651,789	$1,496,980	$1,299,300	$750,553	$579,333	$575,561
Portfolio turnover rate of the Master Portfolio	8%	12%	9%	13%	22%	17%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Not annualized.
(e)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
See notes to financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares Russell 1000 Large-Cap Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
The Fund seeks to achieve its investment objective by investing all of its assets in Large Cap Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2026, the percentage of the Master Portfolio owned by the Fund was 4.9%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional Shares, Investor A and Class K	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Fund Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2026, the class specific service fees borne directly by Investor A Shares were $172,591.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2026, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 416	$ 6,773	$ 1,958	$ 9,147
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 52,174	$ 34,218	$ 10,570	$ 96,962
Expense Limitations, Waivers and Reimbursements:  The Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.13%
Investor A	0.38
Class K	0.08
The Administrator and the Manager have agreed not to reduce or discontinue these contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Administrator pursuant to this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
6.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares Russell 1000 Large-Cap Index Fund
Institutional
Shares sold	275,690	$ 12,109,822	973,165	$ 37,843,600
Shares issued in reinvestment of distributions	30,151	1,334,541	145,223	5,931,494
Shares redeemed	(648,694)	(29,115,295)	(1,087,712)	(42,994,044)
	(342,853)	$ (15,670,932)	30,676	$ 781,050
Investor A
Shares sold	479,194	$ 21,051,092	637,004	$ 25,187,708
Shares issued in reinvestment of distributions	14,761	656,927	60,276	2,453,176
Shares redeemed	(201,898)	(8,908,755)	(394,618)	(15,570,647)
	292,057	$ 12,799,264	302,662	$ 12,070,237
Class K
Shares sold	2,841,746	$ 125,154,095	6,821,864	$ 261,515,313
Shares issued in reinvestment of distributions	221,615	9,780,505	989,863	40,250,967
Shares redeemed	(2,821,165)	(125,386,845)	(7,424,640)	(292,367,465)
	242,196	$ 9,547,755	387,087	$ 9,398,815
	191,400	$ 6,676,087	720,425	$ 22,250,102
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
13

Schedule of Investments (unaudited)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.5%
AeroVironment, Inc.(a)	21,983	$ 3,628,734
ATI, Inc.(a)	78,362	15,445,150
Axon Enterprise, Inc.(a)(b)	45,111	25,289,678
Boeing Co.(a)	448,059	96,991,332
BWX Technologies, Inc.(b)	55,346	10,773,099
Carpenter Technology Corp.	28,440	17,542,930
Curtiss-Wright Corp.	21,513	16,301,691
FTAI Aviation Ltd.(b)	59,838	16,187,974
General Dynamics Corp.	151,490	53,663,817
General Electric Co.	608,822	227,535,046
HEICO Corp.(b)	25,870	9,214,635
HEICO Corp., Class A	44,875	11,573,711
Hexcel Corp.	40,161	4,018,510
Honeywell Aerospace, Inc.(a)	188,140	41,593,991
Howmet Aerospace, Inc.	235,673	63,363,043
Huntington Ingalls Industries, Inc.	23,249	6,507,163
Karman Holdings, Inc.(a)(b)	30,352	1,515,172
Kratos Defense & Security Solutions, Inc.(a)	106,718	5,320,959
L3Harris Technologies, Inc.	108,337	31,481,649
Leonardo DRS, Inc.(b)	46,659	1,990,939
Loar Holdings, Inc.(a)(b)	29,742	2,397,503
Lockheed Martin Corp.	120,393	61,335,418
Northrop Grumman Corp.	79,204	40,339,389
Rocket Lab Corp.(a)(b)	318,198	32,344,827
RTX Corp.	795,088	150,852,046
StandardAero, Inc.(a)	145,560	4,353,700
Textron, Inc.	105,232	9,652,931
TransDigm Group, Inc.	32,665	43,511,087
Woodward, Inc.	35,335	15,032,922
		1,019,759,046
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.(b)	69,836	13,152,912
Expeditors International of Washington, Inc.	76,590	12,482,638
FedEx Corp.	127,614	39,959,772
GXO Logistics, Inc.(a)	69,981	3,548,037
United Parcel Service, Inc., Class B	442,827	47,603,902
		116,747,261
Automobile Components — 0.1%
Aptiv PLC(a)	129,145	7,926,920
BorgWarner, Inc.	117,894	7,828,162
Gentex Corp.(b)	132,024	3,336,246
Lear Corp.(b)	31,937	4,281,474
QuantumScape Corp., Class A(a)(b)	243,934	1,844,141
		25,216,943
Automobiles — 2.0%
Ford Motor Co.	2,306,580	32,061,462
General Motors Co.	524,155	40,401,867
Rivian Automotive, Inc., Class A(a)	504,435	8,751,947
Tesla, Inc.(a)	1,721,914	724,237,029
Thor Industries, Inc.(b)	29,897	2,247,059
		807,699,364
Banks — 3.5%
Bank of America Corp.(b)	3,898,391	222,130,319
Bank OZK(b)	61,279	3,192,023
BOK Financial Corp.(b)	8,864	1,231,032
Citigroup, Inc.	1,004,220	140,550,631
Citizens Financial Group, Inc.	248,306	17,398,801
Columbia Banking System, Inc.	176,321	5,651,088
Security	Shares	Value
Banks (continued)
Commerce Bancshares, Inc.	79,096	$ 4,567,794
Cullen/Frost Bankers, Inc.(b)	34,165	5,279,176
East West Bancorp, Inc.	79,279	10,234,126
Fifth Third Bancorp(b)	539,002	30,383,543
First Citizens BancShares, Inc., Class A(b)	4,620	9,613,250
First Hawaiian, Inc.(b)	72,436	2,122,375
First Horizon Corp.	274,922	7,049,000
FNB Corp.	219,893	4,195,558
Huntington Bancshares, Inc.	1,200,962	21,293,056
JPMorgan Chase & Co.	1,576,060	515,891,720
KeyCorp	528,604	12,184,322
M&T Bank Corp.	88,074	20,962,493
NU Holdings Ltd., Class A(a)	2,021,118	27,002,137
Pinnacle Financial Partners, Inc.	86,765	8,752,853
PNC Financial Services Group, Inc.	237,356	58,441,794
Popular, Inc.	39,122	6,423,050
Prosperity Bancshares, Inc.	67,832	4,953,771
Regions Financial Corp.(b)	502,626	15,179,305
Southstate Bank Corp.(b)	56,570	5,651,343
TFS Financial Corp.(b)	35,153	622,911
Truist Financial Corp.	732,575	36,496,887
U.S. Bancorp	919,385	55,530,854
Webster Financial Corp.	89,650	6,851,053
Wells Fargo & Co.	1,805,678	149,221,230
Western Alliance Bancorp	62,205	5,113,251
Wintrust Financial Corp.	39,043	6,274,991
Zions Bancorp N.A.	76,840	5,316,560
		1,425,762,297
Beverages — 0.9%
Brown-Forman Corp., Class A(b)	30,607	837,407
Brown-Forman Corp., Class B(b)	91,128	2,428,561
Celsius Holdings, Inc.(a)(b)	98,553	2,885,632
Coca-Cola Co.	2,290,965	186,186,726
Coca-Cola Consolidated, Inc.(b)	31,865	6,083,666
Constellation Brands, Inc., Class A	80,648	11,217,330
Keurig Dr. Pepper, Inc.	763,929	25,003,396
Molson Coors Beverage Co., Class B(b)	80,763	3,146,526
Monster Beverage Corp.(a)	413,197	39,716,496
PepsiCo, Inc.	804,517	108,931,602
Primo Brands Corp.(b)	158,416	3,871,687
		390,309,029
Biotechnology — 1.9%
AbbVie, Inc.(b)	1,043,613	262,614,775
Alnylam Pharmaceuticals, Inc.(a)	77,689	23,386,720
Amgen, Inc.(b)	318,152	115,209,202
Arrowhead Pharmaceuticals, Inc.(a)	77,939	6,352,808
Ascendis Pharma A/S(a)	28,728	7,662,332
Biogen, Inc.(a)	86,493	18,687,678
BioMarin Pharmaceutical, Inc.(a)	113,317	6,483,999
Bridgebio Pharma, Inc.(a)	97,542	7,264,928
Caris Life Sciences, Inc.(a)(b)	71,855	1,280,456
Exelixis, Inc.(a)	149,062	8,110,463
Gilead Sciences, Inc.	732,275	92,515,624
Halozyme Therapeutics, Inc.(a)	74,323	5,817,261
Incyte Corp.(a)	94,841	10,751,176
Insmed, Inc.(a)	124,189	13,241,031
Ionis Pharmaceuticals, Inc.(a)	97,035	7,693,905
Madrigal Pharmaceuticals, Inc.(a)(b)	10,332	5,547,767
Moderna, Inc.(a)(b)	212,080	14,851,962
Natera, Inc.(a)	80,390	21,821,866
Neurocrine Biosciences, Inc.(a)	57,976	9,770,985
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.	60,153	$ 37,507,802
Revolution Medicines, Inc.(a)	111,501	20,881,907
Roivant Sciences Ltd.(a)	285,178	10,092,449
Summit Therapeutics, Inc.(a)(b)	69,598	1,014,043
United Therapeutics Corp.(a)	24,969	13,528,953
Vertex Pharmaceuticals, Inc.(a)	149,861	74,440,455
Viking Therapeutics, Inc.(a)(b)	68,356	2,666,568
		799,197,115
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	5,718,025	1,362,834,078
Coupang, Inc., Class A(a)	754,319	13,102,521
Dillard’s, Inc., Class A(b)	2,021	1,067,937
eBay, Inc.	263,755	29,474,621
Etsy, Inc.(a)	59,090	4,451,250
Macy’s, Inc.(b)	161,963	3,814,229
Ollie’s Bargain Outlet Holdings, Inc.(a)	36,621	2,815,422
		1,417,560,058
Building Products — 0.6%
A.O. Smith Corp.(b)	68,726	4,310,495
AAON, Inc.(b)	42,236	5,358,059
Advanced Drainage Systems, Inc.(b)	40,202	6,310,106
Allegion PLC	50,509	7,096,009
Armstrong World Industries, Inc.	24,965	4,004,885
Builders FirstSource, Inc.(a)	65,285	5,841,702
Carlisle Cos., Inc.(b)	23,335	8,464,771
Carrier Global Corp.	462,440	33,919,974
Fortune Brands Innovations, Inc.(b)	72,510	3,980,799
Hayward Holdings, Inc.(a)	141,890	2,456,116
Johnson Controls International PLC	360,859	52,725,109
Lennox International, Inc.(b)	19,044	10,911,260
Masco Corp.	122,579	9,974,253
Modine Manufacturing Co.(a)(b)	29,990	8,007,930
Owens Corning(b)	45,086	7,166,871
Simpson Manufacturing Co., Inc.(b)	25,393	5,316,025
Trane Technologies PLC	130,828	64,257,480
Trex Co., Inc.(a)	61,336	3,069,253
		243,171,097
Capital Markets — 2.9%
Affiliated Managers Group, Inc.	14,453	4,890,895
Ameriprise Financial, Inc.	52,987	24,308,316
Ares Management Corp., Class A(b)	114,709	12,768,259
Bank of New York Mellon Corp.	405,107	58,582,523
Blackrock, Inc.(c)	90,006	86,546,170
Blackstone, Inc., Class A	438,885	51,643,598
Blue Owl Capital, Inc., Class A(b)	369,593	3,233,939
Brookfield Asset Management Ltd., Class A(b)	231,259	10,371,966
Bullish(a)(b)	23,338	546,809
Carlyle Group, Inc.(b)	155,826	6,561,833
Cboe Global Markets, Inc.	59,624	14,468,956
Charles Schwab Corp.	963,413	88,894,118
CME Group, Inc., Class A	212,211	46,862,555
Coinbase Global, Inc., Class A(a)(b)	129,271	18,898,128
Evercore, Inc., Class A	21,978	7,504,168
FactSet Research Systems, Inc.(b)	22,520	5,181,402
Franklin Resources, Inc.(b)	161,023	5,357,235
Freedom Holding Corp.(a)(b)	10,512	1,371,501
Galaxy Digital, Inc.(a)	107,816	2,947,689
Goldman Sachs Group, Inc.(b)	169,977	171,909,639
Hamilton Lane, Inc., Class A(b)	24,654	1,943,475
Houlihan Lokey, Inc., Class A	32,899	4,412,743
Security	Shares	Value
Capital Markets (continued)
Interactive Brokers Group, Inc., Class A	253,418	$ 22,057,503
Intercontinental Exchange, Inc.	331,262	40,781,665
Invesco Ltd.	213,211	5,626,638
Janus Henderson Group PLC	73,465	3,816,507
Jefferies Financial Group, Inc.	93,322	4,664,234
KKR & Co., Inc., Class A(b)	402,201	36,914,008
Lazard, Inc.(b)	49,197	2,063,322
LPL Financial Holdings, Inc.	48,499	13,661,198
MarketAxess Holdings, Inc.(b)	21,570	2,447,979
Moody’s Corp.	88,484	40,076,173
Morgan Stanley	660,622	138,096,423
Morningstar, Inc.	10,305	1,607,786
MSCI, Inc., Class A	41,375	23,171,655
Nasdaq, Inc.	260,352	20,520,945
Northern Trust Corp.	110,380	19,188,459
Raymond James Financial, Inc.(b)	104,943	15,954,484
Robinhood Markets, Inc., Class A(a)	450,685	45,194,692
S&P Global, Inc.	174,255	70,967,091
SEI Investments Co.	55,797	4,893,955
State Street Corp.	159,127	26,987,939
Stifel Financial Corp.	88,665	6,186,157
T. Rowe Price Group, Inc.(b)	124,008	14,098,470
TPG, Inc., Class A(b)	78,799	3,195,299
Tradeweb Markets, Inc., Class A	68,587	6,835,380
Virtu Financial, Inc., Class A	50,789	3,025,501
XP, Inc., Class A(b)	209,686	3,409,494
		1,204,648,874
Chemicals — 1.0%
Air Products and Chemicals, Inc.(b)	128,942	37,803,215
Albemarle Corp.	66,529	8,983,411
Axalta Coating Systems Ltd.(a)	131,824	4,511,017
Celanese Corp., Class A	64,799	2,980,754
CF Industries Holdings, Inc.(b)	91,188	9,872,013
Corteva, Inc.(b)	392,623	33,251,242
Dow, Inc.	428,961	11,736,373
DuPont de Nemours, Inc.(b)	82,665	11,212,681
Eastman Chemical Co.(b)	67,587	4,526,977
Ecolab, Inc.(b)	147,661	41,139,831
Element Solutions, Inc.(b)	125,540	5,994,535
International Flavors & Fragrances, Inc.(b)	152,569	12,086,516
Linde PLC(b)	271,805	141,050,487
LyondellBasell Industries NV, Class A	142,880	7,522,632
Mosaic Co.(b)	188,047	3,984,716
NewMarket Corp.(b)	3,494	2,764,593
Olin Corp.(b)	71,273	1,412,631
PPG Industries, Inc.	128,378	15,570,968
RPM International, Inc.	73,006	8,114,617
Scotts Miracle-Gro Co.(b)	27,058	1,842,920
Sherwin-Williams Co.(b)	136,517	47,005,533
Solstice Advanced Materials, Inc.	95,243	8,438,530
Westlake Corp.	21,978	1,604,394
		423,410,586
Commercial Services & Supplies — 0.4%
Cintas Corp.	199,445	33,921,605
Clean Harbors, Inc.(a)	30,896	9,230,180
Copart, Inc.(a)	515,661	14,536,483
GFL Environmental, Inc.	150,049	5,520,303
MSA Safety, Inc.(b)	21,394	3,734,964
RB Global, Inc.(b)	108,197	12,599,541
Republic Services, Inc., Class A	116,247	24,769,911
Rollins, Inc.(b)	183,169	7,645,474
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc.(b)	158,467	$ 4,578,112
Veralto Corp.	142,929	12,674,944
Waste Management, Inc.	218,126	48,615,923
		177,827,440
Communications Equipment — 1.3%
Applied Optoelectronics, Inc.(a)	44,518	6,595,787
Arista Networks, Inc.(a)	615,558	104,570,993
Ciena Corp.(a)	83,047	40,739,537
Cisco Systems, Inc.	2,328,855	273,547,308
F5, Inc.(a)	33,853	14,081,494
Lumentum Holdings, Inc.(a)	41,820	35,884,069
Motorola Solutions, Inc.	98,623	40,957,146
Ubiquiti, Inc.	2,640	1,409,839
Viavi Solutions, Inc.(a)	133,423	6,370,948
		524,157,121
Construction & Engineering — 0.5%
AECOM	77,377	5,400,915
API Group Corp.(a)	222,896	9,439,645
Comfort Systems USA, Inc.	20,596	40,820,242
Dycom Industries, Inc.(a)	17,134	8,662,779
EMCOR Group, Inc.(b)	26,278	21,807,587
Everus Construction Group, Inc.(a)	29,179	4,842,255
IES Holdings, Inc.(a)	5,024	3,690,932
MasTec, Inc.(a)	36,749	15,289,789
Primoris Services Corp.	30,997	3,072,423
Quanta Services, Inc.	88,138	63,462,885
Solv Energy, Inc., Class A(a)	22,539	767,453
Sterling Infrastructure, Inc.(a)	17,340	14,554,502
Valmont Industries, Inc.	11,473	6,626,805
WillScot Holdings Corp., Class A(b)	105,123	3,033,850
		201,472,062
Construction Materials — 0.2%
CRH PLC(b)	396,511	42,426,677
Eagle Materials, Inc.	19,780	4,450,500
James Hardie Industries PLC(a)(b)	91,841	2,404,397
Martin Marietta Materials, Inc.	35,788	20,638,940
Vulcan Materials Co.(b)	77,468	22,853,835
		92,774,349
Consumer Finance — 0.6%
Ally Financial, Inc.	166,375	7,644,931
American Express Co.	312,959	105,858,382
Capital One Financial Corp.	367,473	73,722,433
Credit Acceptance Corp.(a)(b)	2,668	1,698,822
Figure Technology Solutions, Inc., Class A(a)(b)	82,443	2,531,825
OneMain Holdings, Inc.	72,266	4,406,058
SLM Corp.(b)	125,206	3,247,844
SoFi Technologies, Inc.(a)(b)	735,733	13,191,693
Synchrony Financial(b)	197,545	15,023,297
		227,325,285
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A(b)	205,703	2,783,162
BJ’s Wholesale Club Holdings, Inc.(a)	76,361	6,660,206
Casey’s General Stores, Inc.(b)	21,891	17,398,748
Costco Wholesale Corp.	261,587	244,706,791
Dollar General Corp.	131,701	15,160,102
Dollar Tree, Inc.(a)(b)	105,781	12,794,212
Kroger Co.	321,600	17,858,448
Maplebear, Inc.(a)	87,010	4,119,924
Performance Food Group Co.(a)	91,176	10,192,565
Security	Shares	Value
Consumer Staples Distribution & Retail (continued)
Sprouts Farmers Market, Inc.(a)(b)	58,230	$ 4,925,093
Sysco Corp.	284,700	23,795,226
Target Corp.	269,727	35,229,044
U.S. Foods Holding Corp.(a)	132,193	13,516,734
Walmart, Inc.	2,587,331	293,041,109
		702,181,364
Containers & Packaging — 0.2%
Amcor PLC(b)	268,950	11,658,983
AptarGroup, Inc.	39,460	4,940,392
Avery Dennison Corp.	46,105	7,485,147
Ball Corp.	154,246	9,624,950
Crown Holdings, Inc.	62,577	6,997,360
Graphic Packaging Holding Co.(b)	172,118	1,819,287
International Paper Co.(b)	306,542	11,679,250
Packaging Corp. of America(b)	52,586	12,530,192
Silgan Holdings, Inc.	53,550	2,484,185
Smurfit WestRock PLC	298,127	13,791,355
Sonoco Products Co.(b)	59,006	3,324,988
		86,336,089
Distributors(b) — 0.1%
Genuine Parts Co.	82,459	9,728,513
LKQ Corp.	154,842	4,076,990
Pool Corp.	18,787	4,037,326
		17,842,829
Diversified Consumer Services — 0.1%
ADT, Inc.	308,351	2,004,281
Bright Horizons Family Solutions, Inc.(a)	33,465	2,371,999
Duolingo, Inc., Class A(a)(b)	22,093	2,541,137
Grand Canyon Education, Inc.(a)	16,672	2,385,930
H&R Block, Inc.(b)	78,657	2,995,259
Liberty Live Holdings, Inc., Class A(a)	13,217	1,338,353
Liberty Live Holdings, Inc., Class C(a)(b)	25,820	2,727,625
Service Corp. International(b)	74,773	5,679,757
		22,044,341
Diversified REITs — 0.0%
WP Carey, Inc.(b)	131,504	9,402,536
Diversified Telecommunication Services — 0.8%
AST SpaceMobile, Inc., Class A(a)(b)	147,693	13,124,000
AT&T, Inc.	3,993,224	82,659,737
Comcast Corp., Class A(b)	2,079,858	51,060,514
Globalstar, Inc.(a)	29,718	2,415,776
Iridium Communications, Inc.	57,814	3,171,098
Liberty Global Ltd., Class A(a)	107,807	1,225,766
Liberty Global Ltd., Class C(a)	85,293	938,223
Space Exploration Technologies Corp., Class A(a)(b)	311,857	53,283,887
Verizon Communications, Inc.	2,467,924	104,491,902
		312,370,903
Electric Utilities — 1.4%
Alliant Energy Corp.(b)	151,658	11,569,989
American Electric Power Co., Inc.(b)	323,404	44,244,901
Constellation Energy Corp.(b)	190,067	47,206,941
Duke Energy Corp.(b)	459,236	58,130,093
Edison International	226,848	16,888,834
Entergy Corp.	266,652	30,627,649
Evergy, Inc.	136,091	11,762,345
Eversource Energy	220,249	15,917,395
Exelon Corp.(b)	601,308	28,032,979
FirstEnergy Corp.	329,991	15,687,772
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electric Utilities (continued)
IDACORP, Inc.(b)	33,179	$ 5,019,983
NextEra Energy, Inc.(b)	1,230,541	108,004,583
NRG Energy, Inc.(b)	121,795	17,789,378
OGE Energy Corp.(b)	122,316	5,951,896
Oklo, Inc., Class A(a)(b)	81,090	4,243,440
PG&E Corp.	1,302,499	21,908,033
Pinnacle West Capital Corp.(b)	70,931	7,589,617
PPL Corp.(b)	436,191	15,855,543
Southern Co.(b)	666,183	63,760,375
Xcel Energy, Inc.(b)	363,922	29,222,936
		559,414,682
Electrical Equipment — 1.5%
Acuity, Inc.	18,058	6,801,726
AMETEK, Inc.	133,317	32,254,715
Bloom Energy Corp., Class A(a)	158,020	47,832,654
Eaton Corp. PLC	229,056	97,605,343
Emerson Electric Co.	332,636	47,616,843
Forgent Power Solutions, Inc., Class A(a)(b)	73,719	4,117,943
GE Vernova, Inc.	158,603	186,336,321
Generac Holdings, Inc.(a)	35,129	10,286,123
Hubbell, Inc., Class B	30,688	16,055,962
Nextpower, Inc., Class A(a)	85,399	10,174,437
nVent Electric PLC	92,422	15,675,695
Powell Industries, Inc.	16,669	4,773,335
Regal Rexnord Corp.(b)	38,743	9,228,195
Rockwell Automation, Inc.(b)	66,619	32,981,735
Sensata Technologies Holding PLC	89,072	4,252,297
Vertiv Holdings Co., Class A	226,262	75,757,043
Vicor Corp.(a)(b)	14,217	5,399,332
X-Energy, Inc.(a)	43,112	791,536
		607,941,235
Electronic Equipment, Instruments & Components — 1.2%
Advanced Energy Industries, Inc.	21,774	8,118,871
Amphenol Corp., Class A	722,953	127,471,073
Arrow Electronics, Inc.(a)	28,262	6,031,393
Avnet, Inc.	50,762	4,508,681
CDW Corp./DE(b)	77,698	10,927,447
Cognex Corp.(b)	95,054	6,883,811
Coherent Corp.(a)	104,807	41,343,217
Corning, Inc.	466,028	119,037,532
Fabrinet(a)	20,664	11,614,821
Flex Ltd.(a)	216,391	35,070,489
Ingram Micro Holding Corp.	28,792	789,765
IPG Photonics Corp.(a)(b)	14,252	1,672,045
Jabil, Inc.	60,763	23,422,921
Keysight Technologies, Inc.(a)	99,812	34,941,187
Littelfuse, Inc.(b)	15,079	6,865,921
Ralliant Corp.	71,439	5,260,054
Sanmina Corp.(a)	29,276	7,409,170
TD SYNNEX Corp.	45,971	12,289,887
Teledyne Technologies, Inc.(a)	26,670	17,786,223
TTM Technologies, Inc.(a)	58,789	10,994,719
Vontier Corp.	90,194	2,615,626
Zebra Technologies Corp., Class A(a)	26,630	7,010,614
		502,065,467
Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	589,705	32,728,628
Halliburton Co.	485,641	16,487,512
NOV, Inc.	195,864	3,633,277
SLB Ltd.	887,547	41,262,060
Security	Shares	Value
Energy Equipment & Services (continued)
TechnipFMC PLC	228,543	$ 15,152,401
Weatherford International PLC(b)	40,872	3,331,068
		112,594,946
Entertainment — 1.2%
Electronic Arts, Inc.	145,876	29,910,415
Liberty Media Corp.-Liberty Formula One, Class A(a)	14,208	1,243,768
Liberty Media Corp.-Liberty Formula One, Class C(a)	126,622	12,046,817
Live Nation Entertainment, Inc.(a)	94,360	17,278,260
Madison Square Garden Sports Corp., Class A(a)	9,935	3,992,281
Netflix, Inc.(a)	2,473,102	176,579,483
ROBLOX Corp., Class A(a)	376,211	20,458,354
Roku, Inc., Class A(a)	77,055	10,644,378
Spotify Technology SA(a)	92,271	42,364,384
Take-Two Interactive Software, Inc.(a)	108,504	27,123,830
TKO Group Holdings, Inc., Class A	35,701	7,186,968
Walt Disney Co.	1,045,781	100,656,421
Warner Bros Discovery, Inc., Class A(a)	1,432,203	38,182,532
		487,667,891
Financial Services — 3.2%
Affirm Holdings, Inc., Class A(a)	167,059	13,623,661
Apollo Global Management, Inc.	249,947	29,571,230
Berkshire Hathaway, Inc., Class B(a)	1,097,700	549,278,103
Block, Inc., Class A(a)	309,735	23,539,860
Chime Financial, Inc., Class A(a)	149,883	3,069,604
Corebridge Financial, Inc.(b)	136,834	3,917,557
Corpay, Inc.(a)(b)	36,792	12,261,670
Equitable Holdings, Inc.	156,460	6,865,465
Euronet Worldwide, Inc.(a)	24,116	1,765,050
Fidelity National Information Services, Inc.	295,778	11,499,849
Fiserv, Inc.(a)(b)	314,911	15,446,385
Global Payments, Inc.	133,824	9,710,269
Jack Henry & Associates, Inc.(b)	43,521	5,994,583
Mastercard, Inc., Class A(b)	476,149	244,550,126
MGIC Investment Corp.(b)	118,378	3,338,260
PayPal Holdings, Inc.(b)	535,130	23,106,913
Rocket Cos., Inc., Class A(a)(b)	573,355	9,030,341
Shift4 Payments, Inc., Class A(a)(b)	38,699	1,882,319
Toast, Inc., Class A(a)	292,674	8,142,191
UWM Holdings Corp., Class A(b)	64,344	147,348
Visa, Inc., Class A	973,283	333,923,664
Voya Financial, Inc.	55,579	5,031,567
Western Union Co.(b)	175,373	1,350,372
WEX, Inc.(a)(b)	20,686	2,918,588
		1,319,964,975
Food Products — 0.4%
Archer-Daniels-Midland Co.(b)	279,591	21,360,752
Bunge Global SA	80,947	8,639,473
Conagra Brands, Inc.(b)	284,289	3,826,530
Darling Ingredients, Inc.(a)	94,657	5,170,165
Freshpet, Inc.(a)(b)	27,863	1,647,261
General Mills, Inc.(b)	306,562	10,668,358
Hershey Co.(b)	85,941	15,078,348
Hormel Foods Corp.(b)	177,840	4,413,989
Ingredion, Inc.(b)	37,961	3,595,286
J.M. Smucker Co.	61,211	6,886,238
JBS NV, Class A	188,190	2,230,052
Kraft Heinz Co.(b)	497,024	11,739,707
Lamb Weston Holdings, Inc.(b)	80,826	3,490,067
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Food Products (continued)
McCormick & Co., Inc.(b)	149,605	$ 7,543,084
Mondelez International, Inc., Class A(b)	751,584	43,471,619
Pilgrim’s Pride Corp.(b)	28,135	790,875
Post Holdings, Inc.(a)(b)	24,493	2,161,752
Seaboard Corp.	115	513,398
Smithfield Foods, Inc.	16,486	399,950
The Campbell’s Co.(b)	119,974	2,671,821
Tyson Foods, Inc., Class A(b)	167,002	9,560,864
		165,859,589
Gas Utilities — 0.1%
Atmos Energy Corp.	98,585	16,983,238
MDU Resources Group, Inc.	114,135	2,420,803
National Fuel Gas Co.	52,318	4,039,473
UGI Corp.(b)	125,957	4,350,555
		27,794,069
Ground Transportation — 0.9%
Avis Budget Group, Inc.(a)	9,824	1,452,282
CSX Corp.(b)	1,088,211	51,722,669
Fedex Freight Holding Co., Inc.(a)	62,165	9,386,915
JB Hunt Transport Services, Inc.	44,651	12,923,339
Knight-Swift Transportation Holdings, Inc.	95,695	7,451,770
Landstar System, Inc.	20,649	4,270,420
Lyft, Inc., Class A(a)(b)	234,743	3,429,595
Norfolk Southern Corp.	133,567	42,018,843
Old Dominion Freight Line, Inc.	109,495	23,716,617
Ryder System, Inc.	21,438	5,654,701
Saia, Inc.(a)	16,256	6,846,377
Schneider National, Inc., Class B(b)	26,348	962,492
Uber Technologies, Inc.(a)	1,154,772	83,328,347
U-Haul Holding Co.(a)(b)	5,406	353,769
U-Haul Holding Co., Series N	60,528	3,492,466
Union Pacific Corp.	349,825	95,152,400
XPO, Inc.(a)	66,743	13,701,670
		365,864,672
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories	1,021,675	92,706,790
Align Technology, Inc.(a)	40,529	6,835,621
Baxter International, Inc.	310,619	6,622,397
Becton Dickinson & Co.(b)	169,300	25,620,169
Boston Scientific Corp.(a)	874,939	37,342,397
Cooper Cos., Inc.(a)	118,121	8,470,457
Dexcom, Inc.(a)	226,235	15,236,927
Edwards Lifesciences Corp.(a)	331,585	29,995,179
Envista Holdings Corp.(a)	104,952	2,765,485
GE HealthCare Technologies, Inc.(a)(b)	268,246	17,170,426
Globus Medical, Inc., Class A(a)(b)	67,314	5,318,479
IDEXX Laboratories, Inc.(a)	46,215	24,329,425
Insulet Corp.(a)	41,910	6,380,798
Intuitive Surgical, Inc.(a)	207,784	82,631,541
Medline, Inc., Class A(a)(b)	258,842	10,208,728
Medtronic PLC	756,062	59,146,730
Penumbra, Inc.(a)	22,862	7,218,677
ResMed, Inc.(b)	85,573	16,676,466
Solventum Corp.(a)	83,296	6,426,286
STERIS PLC	57,940	12,200,426
Stryker Corp.	204,517	64,390,132
Teleflex, Inc.	26,155	3,315,408
Zimmer Biomet Holdings, Inc.	117,752	10,137,270
		551,146,214
Health Care Providers & Services — 1.6%
Cardinal Health, Inc.	138,427	32,884,718
Security	Shares	Value
Health Care Providers & Services (continued)
Cencora, Inc., Class A	108,989	$ 30,841,707
Centene Corp.(a)	285,337	18,315,782
Chemed Corp.	8,657	4,031,911
Cigna Group	152,830	42,132,174
CVS Health Corp.	756,512	78,261,166
DaVita, Inc.(a)	19,203	4,272,283
Elevance Health, Inc.	127,281	49,223,381
Encompass Health Corp.	59,582	6,022,549
Ensign Group, Inc.	32,599	5,225,620
Guardant Health, Inc.(a)	73,445	11,018,953
HCA Healthcare, Inc.	88,244	34,405,453
Henry Schein, Inc.(a)	57,596	4,810,418
Humana, Inc.	71,321	28,330,128
Labcorp Holdings, Inc.(b)	47,158	13,204,240
McKesson Corp.	72,796	55,004,658
Molina Healthcare, Inc.(a)(b)	31,287	7,155,337
Quest Diagnostics, Inc.(b)	65,885	13,964,326
Tenet Healthcare Corp.(a)(b)	49,111	9,187,686
UnitedHealth Group, Inc.	532,258	221,222,393
Universal Health Services, Inc., Class B	30,277	4,501,887
		674,016,770
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.(b)	102,821	5,434,090
American Healthcare REIT, Inc.(b)	110,128	5,743,175
Healthcare Realty Trust, Inc., Class A(b)	194,033	3,913,645
Healthpeak Properties, Inc.	421,240	9,014,536
Janus Living, Inc., Class A	28,058	806,387
Medical Properties Trust, Inc.(b)	304,053	1,404,725
Omega Healthcare Investors, Inc.	170,704	8,139,167
Ventas, Inc.(b)	282,326	25,070,549
Welltower, Inc.	416,758	94,591,563
		154,117,837
Health Care Technology(a) — 0.0%
Doximity, Inc., Class A	85,464	1,772,524
Veeva Systems, Inc., Class A	87,609	15,547,969
		17,320,493
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	382,032	9,057,979
Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A(a)	245,598	35,145,074
Aramark	156,057	8,879,643
Booking Holdings, Inc.	456,322	81,334,833
Boyd Gaming Corp.	33,758	2,981,844
Caesars Entertainment, Inc.(a)	124,559	3,759,191
Carnival Corp. Ltd.	760,910	21,739,199
Cava Group, Inc.(a)(b)	59,454	4,665,950
Chipotle Mexican Grill, Inc., Class A(a)	761,364	25,886,376
Choice Hotels International, Inc.(b)	15,026	1,656,917
Churchill Downs, Inc.(b)	38,792	3,477,315
Darden Restaurants, Inc.(b)	65,284	13,449,157
Domino’s Pizza, Inc.(b)	16,087	4,762,395
DoorDash, Inc., Class A(a)	222,832	41,119,189
DraftKings, Inc., Class A(a)(b)	264,986	6,693,546
Dutch Bros, Inc., Class A(a)(b)	70,278	5,046,663
Expedia Group, Inc.(b)	66,478	17,010,391
Flutter Entertainment PLC(a)(b)	81,715	8,348,822
Hilton Worldwide Holdings, Inc.	131,539	43,468,378
Hyatt Hotels Corp., Class A(b)	23,232	4,503,291
Las Vegas Sands Corp.	159,166	7,351,878
Marriott International, Inc., Class A	127,967	47,423,290
McDonald’s Corp.	418,605	113,153,118
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
MGM Resorts International(a)	107,322	$ 5,131,065
Norwegian Cruise Line Holdings Ltd.(a)(b)	266,210	5,619,693
Planet Fitness, Inc., Class A(a)(b)	51,422	2,682,686
Restaurant Brands International, Inc.(b)	205,031	14,866,798
Royal Caribbean Cruises Ltd.	146,975	46,668,972
Starbucks Corp.(b)	675,184	68,997,053
Texas Roadhouse, Inc.(b)	39,986	7,726,495
Travel & Leisure Co.(b)	36,922	2,821,948
Vail Resorts, Inc.(b)	20,529	2,795,023
Viking Holdings Ltd.(a)	104,742	10,963,345
Wingstop, Inc.(b)	16,929	2,935,658
Wyndham Hotels & Resorts, Inc.	38,392	3,232,990
Wynn Resorts Ltd.(b)	42,271	4,104,091
Yum! Brands, Inc.(b)	165,062	26,386,811
		706,789,088
Household Durables — 0.3%
D.R. Horton, Inc.(b)	149,963	24,425,973
Garmin Ltd.	96,829	23,000,761
Lennar Corp., Class A	120,814	10,932,459
Lennar Corp., Class B, B Shares(b)	6,036	535,454
Mohawk Industries, Inc.(a)	30,747	3,730,533
NVR, Inc.(a)	1,572	10,710,665
PulteGroup, Inc.	111,601	15,312,773
SharkNinja, Inc.(a)(b)	49,341	7,513,154
Somnigroup International, Inc.(b)	120,455	9,443,672
Toll Brothers, Inc.	53,892	8,878,707
TopBuild Corp.(a)	15,613	5,535,277
Whirlpool Corp.(b)	32,729	1,290,177
		121,309,605
Household Products — 0.7%
Church & Dwight Co., Inc.	138,814	13,448,300
Clorox Co.(b)	73,106	6,977,237
Colgate-Palmolive Co.	466,373	42,757,077
Kimberly-Clark Corp.(b)	195,772	21,489,893
Procter & Gamble Co.	1,374,535	201,561,812
Reynolds Consumer Products, Inc.	33,158	890,292
		287,124,611
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	438,217	6,424,261
Brookfield Renewable Corp.(b)	79,735	2,959,763
Clearway Energy, Inc., Class C(b)	76,215	2,605,029
Talen Energy Corp.(a)	26,311	10,110,265
Vistra Corp.	196,142	31,114,005
		53,213,323
Industrial Conglomerates — 0.2%
3M Co.	306,136	49,566,480
Honeywell International, Inc.	184,457	41,299,922
		90,866,402
Industrial REITs — 0.2%
Americold Realty Trust, Inc.(b)	179,449	2,820,938
EastGroup Properties, Inc.	30,942	6,266,683
First Industrial Realty Trust, Inc.	79,837	4,894,807
Lineage, Inc.(b)	40,725	1,761,356
Prologis, Inc.	549,605	74,454,989
Rexford Industrial Realty, Inc.	133,792	4,482,032
STAG Industrial, Inc.(b)	117,012	4,453,477
		99,134,282
Insurance — 1.7%
Aflac, Inc.(b)	269,483	31,596,882
Security	Shares	Value
Insurance (continued)
Allstate Corp.	149,695	$ 35,618,428
American Financial Group, Inc.	41,268	5,775,044
American International Group, Inc.	308,647	23,003,461
Aon PLC, Class A	121,712	40,370,653
Arch Capital Group Ltd.(a)	207,484	20,138,397
Arthur J Gallagher & Co.(b)	150,618	34,577,374
Assurant, Inc.	27,417	7,362,287
Assured Guaranty Ltd.	28,046	2,248,167
Axis Capital Holdings Ltd.(b)	44,727	4,805,469
Brighthouse Financial, Inc.(a)	36,862	2,333,365
Brown & Brown, Inc.(b)	177,219	11,368,599
Chubb Ltd.	207,728	70,781,239
Cincinnati Financial Corp.	91,827	17,000,851
CNA Financial Corp.(b)	10,924	531,016
Everest Group Ltd.	22,560	8,059,109
Fidelity National Financial, Inc., Class A	150,701	7,107,059
First American Financial Corp.	56,183	3,853,592
Globe Life, Inc.(b)	44,489	7,949,295
Hanover Insurance Group, Inc.	20,429	4,374,257
Hartford Insurance Group, Inc.	161,751	21,435,242
Kinsale Capital Group, Inc.(b)	13,198	4,352,832
Lincoln National Corp.	98,277	3,474,092
Loews Corp.	100,496	11,377,152
Markel Group, Inc.(a)	7,405	14,462,039
Marsh & McLennan Cos., Inc.	281,709	46,952,439
MetLife, Inc.	321,248	27,180,793
Old Republic International Corp.(b)	136,707	5,594,050
Primerica, Inc.	19,539	5,552,984
Principal Financial Group, Inc.	124,955	13,467,650
Progressive Corp.	344,328	75,218,452
Prudential Financial, Inc.	201,358	21,732,569
Reinsurance Group of America, Inc., Class A	39,537	8,407,543
RenaissanceRe Holdings Ltd.	23,111	7,323,876
RLI Corp.(b)	47,310	2,794,602
Ryan Specialty Holdings, Inc., Class A(b)	61,998	2,341,044
Travelers Cos., Inc.	124,763	41,186,762
Unum Group	92,088	8,232,667
W.R. Berkley Corp.	135,179	9,534,175
White Mountains Insurance Group Ltd.(b)	1,546	3,205,461
Willis Towers Watson PLC(b)	55,665	14,549,161
		687,230,129
Interactive Media & Services — 7.2%
Alphabet, Inc., Class A	3,434,587	1,227,418,356
Alphabet, Inc., Class C	2,802,637	990,255,731
Match Group, Inc.(b)	145,021	5,518,049
Meta Platforms, Inc., Class A	1,295,674	729,840,208
People, Inc.(a)	28,534	1,317,129
Pinterest, Inc., Class A(a)	282,539	5,941,795
Reddit, Inc., Class A(a)	78,905	13,696,330
		2,973,987,598
IT Services — 1.0%
Accenture PLC, Class A(b)	363,428	45,224,980
Akamai Technologies, Inc.(a)(b)	86,087	10,176,344
Amdocs Ltd.(b)	66,180	3,344,737
Applied Digital Corp.(a)(b)	146,967	5,481,869
Cloudflare, Inc., Class A(a)	187,527	45,996,623
Cognizant Technology Solutions Corp., Class A(b)	277,816	10,759,814
CoreWeave, Inc., Class A(a)(b)	200,700	19,977,678
DigitalOcean Holdings, Inc.(a)	46,778	7,345,549
EPAM Systems, Inc.(a)(b)	33,608	2,666,795
Gartner, Inc.(a)(b)	40,202	5,210,983
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
IT Services (continued)
GoDaddy, Inc., Class A(a)	81,329	$ 6,903,206
International Business Machines Corp.(b)	554,578	155,952,880
Kyndryl Holdings, Inc.(a)(b)	140,574	1,589,892
MongoDB, Inc., Class A(a)	46,912	15,757,741
Okta, Inc., Class A(a)	99,087	13,520,421
Snowflake, Inc., Class A(a)(b)	198,442	50,503,489
Twilio, Inc., Class A(a)	86,186	17,782,757
VeriSign, Inc.	48,882	12,296,756
		430,492,514
Leisure Products — 0.0%
Brunswick Corp.	32,748	2,758,691
Hasbro, Inc.	80,563	6,653,698
Mattel, Inc.(a)	195,704	2,716,372
YETI Holdings, Inc.(a)(b)	45,742	2,266,974
		14,395,735
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	168,493	22,380,925
Avantor, Inc.(a)	396,033	3,920,727
Bio-Rad Laboratories, Inc., Class A(a)	11,559	3,393,838
Bio-Techne Corp.(b)	91,027	6,431,058
Bruker Corp.(b)	64,071	3,855,793
Charles River Laboratories International, Inc.(a)(b)	29,732	6,742,920
Danaher Corp.	373,530	71,149,994
Illumina, Inc.(a)	90,824	15,969,584
IQVIA Holdings, Inc.(a)	99,392	19,204,522
Medpace Holdings, Inc.(a)	13,297	7,041,958
Mettler-Toledo International, Inc.(a)	11,650	14,882,992
Qiagen NV(b)	116,710	4,563,361
Repligen Corp.(a)(b)	32,107	4,380,679
Revvity, Inc.(b)	64,789	7,208,424
Sotera Health Co.(a)	176,926	3,140,437
Tempus AI, Inc., Class A(a)(b)	62,787	3,637,251
Thermo Fisher Scientific, Inc.	219,147	109,871,540
Waters Corp.(a)	58,010	21,756,070
West Pharmaceutical Services, Inc.	40,134	14,408,106
		343,940,179
Machinery — 2.1%
AGCO Corp.(b)	38,260	4,579,722
Allison Transmission Holdings, Inc.	49,074	5,532,603
Caterpillar, Inc.(b)	267,750	285,126,975
Chart Industries, Inc.(a)	27,521	5,750,238
CNH Industrial NV(b)	524,740	5,892,830
Crane Co.	29,085	6,487,991
Cummins, Inc.	80,991	57,763,591
Deere & Co.	145,524	92,310,239
Donaldson Co., Inc.	71,451	6,414,156
Dover Corp.(b)	77,421	17,363,982
Esab Corp.(b)	33,897	3,343,261
Flowserve Corp.(b)	76,471	5,671,089
Fortive Corp.	172,634	10,546,211
Gates Industrial Corp. PLC(a)	152,137	4,255,272
Graco, Inc.	96,399	7,288,728
IDEX Corp.	42,521	9,650,141
Illinois Tool Works, Inc.(b)	170,729	46,177,073
Ingersoll Rand, Inc.	227,675	18,667,073
ITT, Inc.	52,235	10,329,994
Lincoln Electric Holdings, Inc.(b)	29,878	7,932,908
Middleby Corp.(a)	25,027	4,304,894
Mueller Industries, Inc.	62,640	7,700,335
Nordson Corp.	31,644	9,546,678
Security	Shares	Value
Machinery (continued)
Oshkosh Corp.(b)	33,854	$ 5,195,912
Otis Worldwide Corp.	223,264	15,985,702
PACCAR, Inc.(b)	305,748	36,726,450
Parker-Hannifin Corp.	74,408	72,779,953
Pentair PLC(b)	97,636	7,484,776
RBC Bearings, Inc.(a)	17,837	11,488,098
Snap-on, Inc.	30,544	12,290,906
SPX Technologies, Inc.(a)	28,062	6,879,961
Stanley Black & Decker, Inc.(b)	91,311	8,594,191
Timken Co.	38,052	5,529,717
Toro Co.	59,276	5,774,668
Watts Water Technologies, Inc., Class A	15,718	6,152,811
Westinghouse Air Brake Technologies Corp.(b)	100,328	27,048,429
Xylem, Inc.	143,172	16,924,362
		871,491,920
Marine Transportation — 0.0%
Kirby Corp.(a)	29,354	3,991,263
Media — 0.2%
Charter Communications, Inc., Class A(a)(b)	47,417	6,743,172
EchoStar Corp., Class A(a)	79,253	8,044,179
Fox Corp., Class A(b)	120,567	6,288,775
Fox Corp., Class B	72,038	3,374,260
Liberty Broadband Corp., Class A(a)	10,629	353,733
Liberty Broadband Corp., Class C(a)	66,229	2,202,776
New York Times Co., Class A	94,471	6,611,081
News Corp., Class A	228,542	5,674,698
News Corp., Class B	72,414	2,031,937
Nexstar Media Group, Inc., Class A	15,975	2,852,975
NIQ Global Intelligence PLC(a)(b)	39,388	368,278
Omnicom Group, Inc.(b)	163,351	11,896,853
Sirius XM Holdings, Inc.(b)	117,117	3,459,636
Trade Desk, Inc., Class A(a)	263,497	4,764,026
Versant Media Group, Inc.	85,734	3,087,281
		67,753,660
Metals & Mining — 0.6%
Alcoa Corp.	151,782	7,913,913
Almonty Industries, Inc.(a)	125,212	2,073,511
Anglogold Ashanti PLC(b)	302,101	24,436,950
Aura Minerals, Inc.(a)	23,660	1,489,397
Cleveland-Cliffs, Inc.(a)	351,809	3,303,487
Coeur Mining, Inc.	592,762	9,673,876
Freeport-McMoRan, Inc.	843,344	53,037,904
Hecla Mining Co.	364,827	5,629,281
MP Materials Corp., Class A(a)(b)	79,650	4,461,196
Newmont Corp.(b)	632,706	59,094,740
Nucor Corp.(b)	130,742	29,122,780
Reliance, Inc.	29,543	11,037,265
Royal Gold, Inc.	48,875	9,755,939
Southern Copper Corp.(b)	51,511	8,976,307
Steel Dynamics, Inc.	79,292	18,194,342
		248,200,888
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.1%
AGNC Investment Corp.	691,423	7,536,511
Annaly Capital Management, Inc.	418,970	9,368,169
Rithm Capital Corp.	318,587	2,991,532
Starwood Property Trust, Inc.	195,825	3,207,613
		23,103,825
Multi-Utilities — 0.5%
Ameren Corp.(b)	161,115	18,212,440
CenterPoint Energy, Inc.	388,905	17,127,376
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.(b)	178,723	$ 13,672,309
Consolidated Edison, Inc.	215,191	23,806,580
Dominion Energy, Inc.	512,884	35,024,848
DTE Energy Co.(b)	122,896	18,725,664
NiSource, Inc.	279,480	13,289,274
Public Service Enterprise Group, Inc.	295,973	24,021,169
Sempra	387,310	35,907,510
WEC Energy Group, Inc.(b)	195,518	22,830,637
		222,617,807
Office REITs — 0.0%
BXP, Inc.(b)	94,137	6,242,224
Cousins Properties, Inc.	96,524	2,893,790
Kilroy Realty Corp.(b)	71,231	2,669,026
Vornado Realty Trust(b)	104,805	4,118,836
		15,923,876
Oil, Gas & Consumable Fuels — 2.7%
Antero Midstream Corp.	192,982	4,390,341
Antero Resources Corp.(a)	174,766	6,141,277
APA Corp.	204,142	6,648,905
Cheniere Energy, Inc.	123,604	29,542,592
Chevron Corp.	1,093,603	181,275,633
Chord Energy Corp.	30,607	3,498,380
ConocoPhillips	718,983	74,745,473
Devon Energy Corp.	669,716	27,672,665
Diamondback Energy, Inc.	112,166	19,716,539
DT Midstream, Inc.(a)(b)	59,096	8,671,747
EOG Resources, Inc.	314,965	40,860,409
EQT Corp.	363,068	19,304,326
Expand Energy Corp.	131,191	11,963,307
Exxon Mobil Corp.	2,453,080	335,385,098
HF Sinclair Corp.	85,945	5,986,069
Kinder Morgan, Inc.	1,153,215	36,868,284
Marathon Petroleum Corp.	172,880	44,200,230
Matador Resources Co.(b)	69,199	3,444,726
Occidental Petroleum Corp.	424,974	20,640,987
ONEOK, Inc.(b)	371,389	32,288,560
Ovintiv, Inc.(b)	162,022	8,530,458
Permian Resources Corp., Class A	460,369	8,475,393
Phillips 66	238,435	40,307,437
Range Resources Corp.(b)	137,084	5,098,154
Targa Resources Corp.	126,200	33,839,268
Texas Pacific Land Corp.(b)	35,023	15,327,466
Valero Energy Corp.(b)	174,382	45,416,048
Viper Energy, Inc., Class A(b)	119,666	5,073,838
Williams Cos., Inc.(b)	718,678	53,426,523
		1,128,740,133
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.(b)	37,263	2,931,108
Passenger Airlines — 0.2%
Alaska Air Group, Inc.(a)	74,267	3,876,737
American Airlines Group, Inc.(a)	376,693	6,806,842
Delta Air Lines, Inc.	383,070	35,878,336
Southwest Airlines Co.(b)	275,230	14,152,327
United Airlines Holdings, Inc.(a)	190,835	25,951,652
		86,665,894
Personal Care Products — 0.1%
elf Beauty, Inc.(a)(b)	31,573	2,336,402
Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc., Class A(b)	147,185	$ 11,620,256
Kenvue, Inc.	1,116,405	21,334,499
		35,291,157
Pharmaceuticals — 3.2%
Axsome Therapeutics, Inc.(a)	24,882	6,090,367
Bristol-Myers Squibb Co.	1,196,017	68,914,499
Corcept Therapeutics, Inc.(a)	57,989	5,042,144
Elanco Animal Health, Inc.(a)(b)	298,049	7,334,986
Eli Lilly & Co.	470,591	564,440,963
Jazz Pharmaceuticals PLC(a)	34,277	8,259,729
Johnson & Johnson	1,420,322	360,719,178
Merck & Co., Inc.	1,458,268	187,387,438
Organon & Co.	178,267	2,413,735
Pfizer, Inc.	3,361,527	80,945,570
Royalty Pharma PLC, Class A	241,139	13,520,664
Viatris, Inc.(b)	704,261	11,183,665
Zoetis, Inc., Class A	242,862	17,452,063
		1,333,705,001
Professional Services — 0.4%
Amentum Holdings, Inc.(a)	89,366	1,847,195
Automatic Data Processing, Inc.(b)	233,931	52,388,847
Booz Allen Hamilton Holding Corp., Class A	72,898	4,422,722
Broadridge Financial Solutions, Inc.	67,584	9,255,629
CACI International, Inc., Class A(a)	13,121	6,078,434
Equifax, Inc.	72,212	11,461,489
ExlService Holdings, Inc.(a)	97,634	2,524,815
FTI Consulting, Inc.(a)(b)	15,262	2,274,191
Genpact Ltd.(b)	91,450	2,514,875
Jacobs Solutions, Inc.	66,812	8,418,312
KBR, Inc.	78,299	2,703,665
Leidos Holdings, Inc.(b)	71,269	7,338,569
Parsons Corp.(a)(b)	13,777	721,777
Paychex, Inc.(b)	190,492	18,731,078
Paycom Software, Inc.(b)	23,629	2,969,693
Paylocity Holding Corp.(a)	26,389	2,758,442
Planet Labs PBC, Class A(a)	160,972	5,333,002
Robert Half, Inc.(b)	61,305	1,882,064
Science Applications International Corp.(b)	27,061	2,987,805
SS&C Technologies Holdings, Inc.	115,916	7,192,588
TransUnion	115,017	8,297,326
UL Solutions, Inc., Class A(b)	44,286	4,510,972
Verisk Analytics, Inc., Class A	75,548	13,563,132
		180,176,622
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	170,492	22,963,568
CoStar Group, Inc.	246,117	6,970,033
Howard Hughes Holdings, Inc.	16,804	1,201,318
Jones Lang LaSalle, Inc.	25,648	7,949,598
Zillow Group, Inc., Class A	30,566	958,855
Zillow Group, Inc., Class C	97,985	3,088,487
		43,131,859
Residential REITs — 0.2%
American Homes 4 Rent, Class A	203,516	6,821,856
AvalonBay Communities, Inc.	79,745	15,047,084
Camden Property Trust	58,456	6,692,627
Equity LifeStyle Properties, Inc.(b)	113,631	7,323,518
Equity Residential	220,876	15,004,107
Essex Property Trust, Inc.(b)	37,922	11,057,676
Invitation Homes, Inc.	338,902	10,238,229
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	68,844	$ 9,565,185
Sun Communities, Inc.	74,417	8,923,343
UDR, Inc.	198,040	7,905,757
		98,579,382
Retail REITs — 0.3%
Agree Realty Corp.(b)	64,398	4,877,505
Brixmor Property Group, Inc.	175,799	5,542,942
Federal Realty Investment Trust	52,020	6,421,349
Kimco Realty Corp.	400,286	10,147,250
NNN REIT, Inc.	109,837	5,110,716
Realty Income Corp.	544,053	33,709,524
Regency Centers Corp.	108,286	8,634,726
Simon Property Group, Inc.(b)	188,390	42,133,423
		116,577,435
Semiconductors & Semiconductor Equipment — 17.6%
Advanced Micro Devices, Inc.(a)	958,784	556,967,213
Allegro MicroSystems, Inc.(a)(b)	68,116	4,742,236
Amkor Technology, Inc.	73,275	6,318,503
Analog Devices, Inc.	287,726	114,276,135
Applied Materials, Inc.	467,290	337,850,670
Astera Labs, Inc.(a)(b)	90,239	43,587,242
Broadcom, Inc.	2,742,154	1,035,848,674
Cirrus Logic, Inc.(a)	27,906	4,144,878
Credo Technology Group Holding Ltd.(a)	98,354	26,747,370
Enphase Energy, Inc.(a)(b)	80,819	3,979,528
Entegris, Inc.	90,577	16,291,179
First Solar, Inc.(a)(b)	60,452	14,264,254
FormFactor, Inc.(a)	44,764	7,159,107
GLOBALFOUNDRIES, Inc.	74,576	6,145,808
Intel Corp.(a)	2,584,855	360,923,304
KLA Corp.	771,028	232,626,858
Lam Research Corp.	736,665	319,219,044
Lattice Semiconductor Corp.(a)	82,845	12,671,971
MACOM Technology Solutions Holdings, Inc., Class H(a)	39,515	15,030,321
Marvell Technology, Inc.	514,151	153,160,441
Microchip Technology, Inc.	310,405	28,308,936
Micron Technology, Inc.	664,445	766,962,219
MKS, Inc.	39,526	17,581,165
Monolithic Power Systems, Inc.	28,176	38,949,375
NVIDIA Corp.	13,750,282	2,751,293,924
ON Semiconductor Corp.(a)	230,635	21,804,233
Onto Innovation, Inc.(a)	28,845	10,916,390
Qnity Electronics, Inc.	123,953	20,242,764
Qorvo, Inc.(a)	47,916	4,469,125
QUALCOMM, Inc.	621,880	114,917,205
Rambus, Inc.(a)	62,028	8,233,597
Semtech Corp.(a)	53,475	8,654,929
SiTime Corp.(a)	12,822	9,559,570
Skyworks Solutions, Inc.(b)	89,702	6,081,796
Teradyne, Inc.	91,639	44,338,614
Texas Instruments, Inc.	536,011	159,768,799
Universal Display Corp.(b)	26,145	2,263,896
		7,286,301,273
Software — 7.2%
Adobe, Inc.(a)	238,151	48,825,718
Appfolio, Inc., Class A(a)(b)	12,842	2,059,215
AppLovin Corp., Class A(a)	141,595	72,953,992
Atlassian Corp., Class A(a)	100,894	7,848,544
Aurora Innovation, Inc., Class A(a)(b)	739,422	5,042,858
Security	Shares	Value
Software (continued)
Autodesk, Inc.(a)	123,363	$ 23,984,234
Bentley Systems, Inc., Class B(b)	97,964	2,928,144
Bill Holdings, Inc.(a)(b)	42,366	1,531,955
BitMine Immersion Technologies, Inc.(b)	325,208	4,328,518
Cadence Design Systems, Inc.(a)	162,918	61,146,384
CCC Intelligent Solutions Holdings, Inc.(a)(b)	260,718	1,345,305
Circle Internet Group, Inc., Class A(a)	103,190	6,462,790
Crowdstrike Holdings, Inc., Class A(a)	147,910	112,876,037
Datadog, Inc., Class A(a)	194,718	50,696,778
Docusign, Inc., Class A(a)	118,228	5,251,688
Dolby Laboratories, Inc., Class A(b)	38,321	2,014,918
Dropbox, Inc., Class A(a)	87,165	2,394,423
Dynatrace, Inc.(a)	175,974	7,727,018
Elastic NV(a)	54,982	3,135,074
Fair Isaac Corp.(a)(b)	13,294	15,883,405
Figma, Inc., Class A(a)(b)	122,981	2,224,726
Fortinet, Inc.(a)	354,982	54,532,335
Gen Digital, Inc.	329,343	8,197,347
Gitlab, Inc., Class A(a)	77,976	2,380,607
Guidewire Software, Inc.(a)	50,099	6,164,682
HubSpot, Inc.(a)	30,041	5,482,783
Intuit, Inc.	158,393	41,340,573
IREN Ltd.(a)(b)	186,365	8,522,471
Klaviyo, Inc., Series A(a)	81,017	1,223,357
Manhattan Associates, Inc.(a)	36,515	5,084,714
Microsoft Corp.	4,379,222	1,633,537,390
Nutanix, Inc., Class A(a)	153,612	7,828,068
Oracle Corp.	1,010,252	148,052,431
Palantir Technologies, Inc., Class A(a)	1,308,924	152,712,163
Palo Alto Networks, Inc.(a)	475,315	162,091,921
Pegasystems, Inc.(b)	52,428	1,571,267
Procore Technologies, Inc.(a)	64,422	2,616,822
PTC, Inc.(a)	70,555	8,015,754
RingCentral, Inc., Class A(b)	34,756	1,354,789
Roper Technologies, Inc.	61,405	20,778,838
Rubrik, Inc., Class A(a)	93,683	7,520,871
SailPoint, Inc.(a)(b)	35,823	524,449
Salesforce, Inc.	468,810	73,443,775
Samsara, Inc., Class A(a)(b)	211,632	6,863,226
SentinelOne, Inc., Class A(a)	166,630	2,827,711
ServiceNow, Inc.(a)	608,370	60,398,974
Strategy, Inc., Class A(a)(b)	190,757	16,582,506
Synopsys, Inc.(a)	109,234	48,726,010
Terawulf, Inc.(a)(b)	208,574	5,151,778
Trimble, Inc.(a)	140,378	7,184,546
Tyler Technologies, Inc.(a)	25,379	7,422,342
UiPath, Inc., Class A(a)(b)	223,862	2,433,380
Unity Software, Inc.(a)	222,302	6,353,391
Workday, Inc., Class A(a)	120,940	14,805,475
Zoom Communications, Inc., Class A(a)	157,837	13,622,911
Zscaler, Inc.(a)(b)	62,689	8,848,552
		2,994,859,933
Specialized REITs — 0.7%
American Tower Corp.	276,158	45,171,164
Crown Castle, Inc.	258,286	19,559,999
CubeSmart	132,294	5,261,332
Digital Realty Trust, Inc.	203,775	36,593,914
EPR Properties(b)	44,194	2,563,694
Equinix, Inc.	58,167	60,632,699
Extra Space Storage, Inc.	124,232	18,050,910
Fermi, Inc.(a)	119,648	1,095,976
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Gaming and Leisure Properties, Inc.	155,629	$ 6,930,159
Iron Mountain, Inc.(b)	173,038	21,856,430
Lamar Advertising Co., Class A(b)	51,901	8,095,518
Millrose Properties, Inc., Class A(b)	77,484	2,328,394
National Storage Affiliates Trust	46,552	2,070,167
Public Storage(b)	93,427	29,738,748
Rayonier, Inc.(b)	177,756	3,782,648
SBA Communications Corp.	60,876	10,742,179
VICI Properties, Inc.	642,870	17,068,199
Weyerhaeuser Co.	436,054	10,439,133
		301,981,263
Specialty Retail — 1.5%
AutoNation, Inc.(a)	14,848	2,758,610
AutoZone, Inc.(a)	9,690	30,968,659
Bath & Body Works, Inc.	127,626	2,951,989
Best Buy Co., Inc.(b)	113,980	8,648,802
Burlington Stores, Inc.(a)	37,069	11,743,459
CarMax, Inc.(a)	89,618	4,739,896
Carvana Co., Class A(a)	404,808	26,644,463
Chewy, Inc., Class A(a)	129,046	2,535,754
Dick’s Sporting Goods, Inc.(b)	37,706	8,552,098
Five Below, Inc.(a)	30,229	5,434,872
Floor & Decor Holdings, Inc., Class A(a)	63,434	3,765,442
GameStop Corp., Class A(a)(b)	238,850	5,273,808
Gap, Inc.(b)	122,206	2,282,808
Home Depot, Inc.	587,974	207,366,670
Lithia Motors, Inc., Class A(b)	12,123	3,521,610
Lowe’s Cos., Inc.(b)	330,475	72,866,433
Murphy USA, Inc.	9,266	4,993,169
O’Reilly Automotive, Inc.(a)	487,754	44,917,266
Penske Automotive Group, Inc.(b)	11,118	1,989,566
Ross Stores, Inc.	184,433	39,256,564
TJX Cos., Inc.	652,127	98,797,241
Tractor Supply Co.(b)	317,564	10,038,198
Ulta Beauty, Inc.(a)	26,426	11,917,598
Valvoline, Inc.(a)(b)	73,799	2,918,013
Wayfair, Inc., Class A(a)	60,651	5,605,365
Williams-Sonoma, Inc.	68,289	15,918,166
		636,406,519
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	8,522,208	2,465,986,107
Dell Technologies, Inc., Class C	177,602	76,628,159
Everpure, Inc., Class A(a)	188,074	14,818,350
Hewlett Packard Enterprise Co.	772,792	34,860,647
HP, Inc.(b)	525,441	11,528,176
IonQ, Inc.(a)(b)	211,736	11,277,059
NetApp, Inc.(b)	116,152	17,975,684
Sandisk Corp.(a)	85,762	194,999,632
Super Micro Computer, Inc.(a)	330,653	9,698,052
Western Digital Corp.(b)	199,240	127,258,573
		2,965,030,439
Textiles, Apparel & Luxury Goods — 0.2%
Amer Sports, Inc.(a)(b)	116,400	3,938,976
Birkenstock Holding PLC(a)(b)	22,116	951,652
Columbia Sportswear Co.(b)	14,005	865,789
Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Crocs, Inc.(a)	25,150	$ 3,034,096
Deckers Outdoor Corp.(a)	82,887	8,229,850
Lululemon Athletica, Inc.(a)(b)	58,897	6,724,859
NIKE, Inc., Class B	698,280	28,664,394
On Holding AG, Class A(a)	126,397	4,476,982
PVH Corp.(b)	22,348	1,659,563
Ralph Lauren Corp., Class A	21,664	8,696,146
Tapestry, Inc.	118,538	17,351,592
VF Corp.	210,114	3,504,702
		88,098,601
Tobacco — 0.6%
Altria Group, Inc.	986,193	70,956,586
Philip Morris International, Inc.	919,229	166,297,719
		237,254,305
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.(b)	22,239	7,520,118
Core & Main, Inc., Class A(a)	113,794	5,490,560
Fastenal Co.(b)	676,973	32,515,013
Ferguson Enterprises, Inc.	114,210	27,105,459
MSC Industrial Direct Co., Inc., Class A	26,309	3,129,456
QXO, Inc.(a)(b)	409,495	7,076,074
SiteOne Landscape Supply, Inc.(a)	27,805	3,181,170
Sunbelt Rentals Holdings, Inc.(b)	236,697	17,707,303
United Rentals, Inc.	36,610	41,475,103
Watsco, Inc.(b)	21,298	8,875,516
WESCO International, Inc.	28,668	9,902,787
WW Grainger, Inc.	25,361	34,501,104
		198,479,663
Water Utilities — 0.1%
American Water Works Co., Inc.	115,908	15,251,175
Essential Utilities, Inc.	161,863	6,200,971
		21,452,146
Wireless Telecommunication Services — 0.1%
Millicom International Cellular SA(b)	54,205	4,919,646
T-Mobile U.S., Inc.	288,705	48,424,489
		53,344,135
Total Common Stocks — 98.8% (Cost: $14,223,637,017)		40,872,616,381
Investment Companies
Equity Funds — 0.6%
iShares Russell 1000 ETF(b)(c)	635,749	260,339,216
Total Investment Companies — 0.6% (Cost: $230,220,506)		260,339,216
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR	133,724	$ 1,337
Total Rights — 0.0% (Cost: $1,337)		1,337
Total Long-Term Investments — 99.4% (Cost: $14,453,858,860)		41,132,956,934
Short-Term Securities
Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	1,616,046,999	1,616,531,813
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	252,479,555	252,479,555
Total Short-Term Securities — 4.5% (Cost: $1,868,533,959)		1,869,011,368
Total Investments — 103.9% (Cost: $16,322,392,819)		43,001,968,302
Liabilities in Excess of Other Assets — (3.9)%		(1,612,328,780)
Net Assets — 100.0%		$ 41,389,639,522

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 1,005,964,352	$ 610,910,900 (a)	$ —	$ (235,606)	$ (107,833)	$ 1,616,531,813	1,616,046,999	$ 1,891,970 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	251,447,906	1,031,649 (a)	—	—	—	252,479,555	252,479,555	3,593,647	—
BlackRock, Inc.	97,237,178	4,389,840	(5,218,725)	454,216	(10,316,339)	86,546,170	90,006	1,038,224	—
iShares Russell 1000 ETF	255,271,634	613,849,573	(626,273,456)	13,762,127	3,729,338	260,339,216	635,749	786,522	—
				$ 13,980,737	$ (6,694,834)	$ 2,215,896,754		$ 7,310,363	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	741	09/18/26	$ 279,663	$ 1,528,599
S&P Mid 400 E-Mini Index	52	09/18/26	20,202	263,943
				$ 1,792,542
24
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 1,792,542	$ —	$ —	$ —	$ 1,792,542

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 10,950,608	$ —	$ (1,996)	$ —	$ 10,948,612
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 2,270,502	$ —	$ —	$ —	$ 2,270,502
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$283,596,370
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 1,019,759,046	$ —	$ —	$ 1,019,759,046
Air Freight & Logistics	116,747,261	—	—	116,747,261
Automobile Components	25,216,943	—	—	25,216,943
Automobiles	807,699,364	—	—	807,699,364
Banks	1,425,762,297	—	—	1,425,762,297
Beverages	390,309,029	—	—	390,309,029
Biotechnology	799,197,115	—	—	799,197,115
Broadline Retail	1,417,560,058	—	—	1,417,560,058
Building Products	243,171,097	—	—	243,171,097
Capital Markets	1,201,701,185	2,947,689	—	1,204,648,874
Chemicals	423,410,586	—	—	423,410,586
Commercial Services & Supplies	177,827,440	—	—	177,827,440
Communications Equipment	524,157,121	—	—	524,157,121
Construction & Engineering	201,472,062	—	—	201,472,062
Construction Materials	92,774,349	—	—	92,774,349
Consumer Finance	227,325,285	—	—	227,325,285
Consumer Staples Distribution & Retail	702,181,364	—	—	702,181,364
Containers & Packaging	86,336,089	—	—	86,336,089
Master Portfolio Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Distributors	$ 17,842,829	$ —	$ —	$ 17,842,829
Diversified Consumer Services	22,044,341	—	—	22,044,341
Diversified REITs	9,402,536	—	—	9,402,536
Diversified Telecommunication Services	312,370,903	—	—	312,370,903
Electric Utilities	559,414,682	—	—	559,414,682
Electrical Equipment	607,941,235	—	—	607,941,235
Electronic Equipment, Instruments & Components	502,065,467	—	—	502,065,467
Energy Equipment & Services	112,594,946	—	—	112,594,946
Entertainment	487,667,891	—	—	487,667,891
Financial Services	1,319,964,975	—	—	1,319,964,975
Food Products	165,859,589	—	—	165,859,589
Gas Utilities	27,794,069	—	—	27,794,069
Ground Transportation	365,864,672	—	—	365,864,672
Health Care Equipment & Supplies	551,146,214	—	—	551,146,214
Health Care Providers & Services	674,016,770	—	—	674,016,770
Health Care REITs	154,117,837	—	—	154,117,837
Health Care Technology	17,320,493	—	—	17,320,493
Hotel & Resort REITs	9,057,979	—	—	9,057,979
Hotels, Restaurants & Leisure	706,789,088	—	—	706,789,088
Household Durables	121,309,605	—	—	121,309,605
Household Products	287,124,611	—	—	287,124,611
Independent Power and Renewable Electricity Producers	53,213,323	—	—	53,213,323
Industrial Conglomerates	90,866,402	—	—	90,866,402
Industrial REITs	99,134,282	—	—	99,134,282
Insurance	687,230,129	—	—	687,230,129
Interactive Media & Services	2,973,987,598	—	—	2,973,987,598
IT Services	430,492,514	—	—	430,492,514
Leisure Products	14,395,735	—	—	14,395,735
Life Sciences Tools & Services	343,940,179	—	—	343,940,179
Machinery	871,491,920	—	—	871,491,920
Marine Transportation	3,991,263	—	—	3,991,263
Media	67,753,660	—	—	67,753,660
Metals & Mining	248,200,888	—	—	248,200,888
Mortgage Real Estate Investment Trusts (REITs)	23,103,825	—	—	23,103,825
Multi-Utilities	222,617,807	—	—	222,617,807
Office REITs	15,923,876	—	—	15,923,876
Oil, Gas & Consumable Fuels	1,128,740,133	—	—	1,128,740,133
Paper & Forest Products	2,931,108	—	—	2,931,108
Passenger Airlines	86,665,894	—	—	86,665,894
Personal Care Products	35,291,157	—	—	35,291,157
Pharmaceuticals	1,333,705,001	—	—	1,333,705,001
Professional Services	180,176,622	—	—	180,176,622
Real Estate Management & Development	43,131,859	—	—	43,131,859
Residential REITs	98,579,382	—	—	98,579,382
Retail REITs	116,577,435	—	—	116,577,435
Semiconductors & Semiconductor Equipment	7,286,301,273	—	—	7,286,301,273
Software	2,994,859,933	—	—	2,994,859,933
Specialized REITs	301,981,263	—	—	301,981,263
Specialty Retail	636,406,519	—	—	636,406,519
Technology Hardware, Storage & Peripherals	2,965,030,439	—	—	2,965,030,439
Textiles, Apparel & Luxury Goods	88,098,601	—	—	88,098,601
Tobacco	237,254,305	—	—	237,254,305
Trading Companies & Distributors	198,479,663	—	—	198,479,663
Water Utilities	21,452,146	—	—	21,452,146
Wireless Telecommunication Services	53,344,135	—	—	53,344,135
Investment Companies	260,339,216	—	—	260,339,216
Rights	—	1,337	—	1,337
Short-Term Securities
Money Market Funds	1,869,011,368	—	—	1,869,011,368
	$42,999,019,276	$2,949,026	$—	$43,001,968,302
26
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Large Cap Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,792,542	$ —	$ —	$ 1,792,542

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Master Portfolio Schedule of Investments
27

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Large Cap Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 40,786,071,548
Investments, at value — affiliated(c)	2,215,896,754
Cash	8,933,113
Cash pledged for futures contracts	21,821,000
Receivables:
Securities lending income — affiliated	282,603
Contributions from investors	410,754,342
Dividends — unaffiliated	18,811,654
Dividends — affiliated	612,413
Variation margin on futures contracts	1,937,520
Prepaid expenses	12,916
Total assets	43,465,133,863
LIABILITIES
Collateral on securities loaned	1,618,161,173
Payables:
Investments purchased	456,079,261
Accounting services fees	117,776
Investment advisory fees	966,881
Trustees’ fees	62,046
Other accrued expenses	27,565
Professional fees	79,602
Variation margin on futures contracts	37
Total liabilities	2,075,494,341
Commitments and contingent liabilities
NET ASSETS	$ 41,389,639,522
NET ASSETS CONSIST OF
Investors’ capital	$ 14,708,271,497
Net unrealized appreciation (depreciation)	26,681,368,025
NET ASSETS	$ 41,389,639,522
(a) Investments, at cost—unaffiliated	$14,183,098,214
(b) Securities loaned, at value	$1,582,280,253
(c) Investments, at cost—affiliated	$2,139,294,605
See notes to financial statements.
28
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

Large Cap Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$220,678,251
Dividends — affiliated	5,418,393
Interest — unaffiliated	321,260
Securities lending income — affiliated — net	1,891,970
Foreign taxes withheld	(100,005)
Total investment income	228,209,869
EXPENSES
Investment advisory	5,727,527
Accounting services	235,026
Trustees	137,368
Professional	82,261
Printing and postage	8,220
Miscellaneous	74,908
Total expenses	6,265,310
Less fees waived and/or reimbursed by the Manager	(101,978)
Total expenses after fees waived and/or reimbursed	6,163,332
Net investment income	222,046,537
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	392,980,476
Investments — affiliated	13,980,737
Futures contracts	10,948,612
417,909,825
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	3,148,020,759
Investments — affiliated	(6,694,834)
Futures contracts	2,270,502
3,143,596,427
Net realized and unrealized gain	3,561,506,252
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,783,552,789
See notes to financial statements.
Master Portfolio Statement of Operations
29

Statements of Changes in Net Assets

	Large Cap Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$222,046,537	$446,471,603
Net realized gain	417,909,825	598,029,326
Net change in unrealized appreciation (depreciation)	3,143,596,427	4,650,357,093
Net increase in net assets resulting from operations	3,783,552,789	5,694,858,022
CAPITAL TRANSACTIONS
Proceeds from contributions	3,206,972,991	4,070,804,269
Value of withdrawals	(3,110,860,489)	(6,562,270,353)
Net increase (decrease) in net assets derived from capital transactions	96,112,502	(2,491,466,084)
NET ASSETS
Total increase in net assets	3,879,665,291	3,203,391,938
Beginning of period	37,509,974,231	34,306,582,293
End of period	$41,389,639,522	$37,509,974,231
See notes to financial statements.
30
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Large Cap Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	10.32%(a)	17.31%	24.49%	26.53%	(19.09)%	26.42%
Ratios to Average Net Assets(b)
Total expenses	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%(c)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.16%(c)	1.26%	1.36%	1.62%	1.57%	1.32%
Supplemental Data
Net assets, end of period (000)	$41,389,640	$37,509,974	$34,306,582	$29,745,147	$22,871,679	$24,365,425
Portfolio turnover rate	8%	12%	9%	13%	22%	17%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
31

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Large Cap Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio intends to be diversified in approximately the same proportion as its underlying index is diversified. The Master Portfolio may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Master Portfolio crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
32
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements (unaudited) (continued)

required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 11,698,175	$ (11,698,175)	$ —	$ —
Barclays Capital, Inc.	2,171,295	(2,171,295)	—	—
BMO Capital Markets Corp.	411,032	(410,847)	—	185
BNP Paribas SA	277,602,908	(277,602,908)	—	—
BofA Securities, Inc.	69,649,360	(69,649,360)	—	—
Citadel Clearing LLC	12,914,709	(12,914,709)	—	—
Goldman Sachs & Co. LLC	137,855,565	(137,855,565)	—	—
HSBC Bank PLC	28,962,354	(28,962,354)	—	—
J.P. Morgan Securities LLC	179,222,221	(179,222,221)	—	—
Jefferies LLC	31,073,169	(31,073,169)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	683,787	(683,787)	—	—
Morgan Stanley	155,406,971	(155,406,971)	—	—
National Bank of Canada	215,828,850	(215,828,850)	—	—
National Financial Services LLC	90,487,578	(90,487,578)	—	—
Natixis SA	4,758,505	(4,758,505)	—	—
Nomura Securities International, Inc.	16,024,408	(16,024,408)	—	—
Pershing LLC	762,678	(762,678)	—	—
RBC Capital Markets LLC	1,638,000	(1,638,000)	—	—
Scotia Capital (USA), Inc.	2,470,366	(2,470,366)	—	—
SG Americas Securities LLC	43,718,064	(43,718,064)	—	—
State Street Bank & Trust Co.	37,907,313	(37,524,260)	—	383,053
TD Securities (USA) LLC	39,678,330	(39,678,330)	—	—
UBS AG	72,296,651	(72,296,651)	—	—
UBS Securities LLC	14,276,322	(14,263,955)	—	12,367
Virtu Americas LLC	5,267,120	(5,123,878)	—	143,242
Wells Fargo Bank N.A.	96,931,002	(96,931,002)	—	—
Wells Fargo Securities LLC	32,583,520	(32,583,520)	—	—
	$ 1,582,280,253	$ (1,581,741,406)	$ —	$ 538,847

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Master Portfolio subsequent to period end in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
34
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BlackRock Advisors, LLC (“BAL”) is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $69,204.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended June 30, 2026, the Manager waived $32,774 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $764,824 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of the Master Portfolio are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Large Cap Index Master Portfolio	$ 591,594,808	$ 322,631,663	$ (56,048,856)
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $3,171,628,045 and $3,014,542,503, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Index Master Portfolio	$ 16,994,481,571	$ 27,105,409,196	$ (1,096,129,923)	$ 26,009,279,273
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
36
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.  The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt
Master Portfolio Notes to Financial Statements
37

Notes to Financial Statements (unaudited) (continued)

ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
38
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
39

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
40
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of the Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Large Cap Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares Russell 1000 Large-Cap Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Fund on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreement
41

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Master Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period
42
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
43

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
S&P	Standard & Poor’s
44
2026 BlackRock Semi-Annual Financial Statements and Additional Information

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Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares MSCI Total International Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The Total International ex U.S. Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.

Derivative Financial Instruments
3

Statement of Assets and Liabilities (unaudited)
June 30, 2026

iShares MSCI Total International Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 2,518,056,706
Receivables:
Capital shares sold	11,315,477
Withdrawals from the Master Portfolio	14,960,357
Prepaid expenses	57,489
Total assets	2,544,390,029
LIABILITIES
Payables:
Accounting services fees	1,221
Administration fees	20,668
Capital shares redeemed	26,275,834
Income dividend distributions	2,024,472
Officer’s fees	283
Other accrued expenses	11,831
Professional fees	52,834
Service fees	14,354
Transfer agent fees	174,029
Total liabilities	28,575,526
Commitments and contingent liabilities
NET ASSETS	$ 2,515,814,503
NET ASSETS CONSIST OF
Paid-in capital	$ 1,520,320,109
Accumulated earnings	995,494,394
NET ASSETS	$ 2,515,814,503
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2026

iShares MSCI Total International Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 905,084,417
Shares outstanding	63,732,838
Net asset value	$ 14.20
Shares authorized	Unlimited
Par value	N/A
Investor A
Net assets	$ 73,073,766
Shares outstanding	5,143,323
Net asset value	$ 14.21
Shares authorized	Unlimited
Par value	N/A
Class K
Net assets	$ 1,537,656,320
Shares outstanding	104,338,784
Net asset value	$ 14.74
Shares authorized	Unlimited
Par value	N/A
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

iShares MSCI Total International Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$37,999,162
Dividends — affiliated	286,046
Securities lending income — affiliated — net	273,236
Foreign taxes withheld	(6,001,815)
Expenses	(663,362)
Fees waived	5,538
Total investment income	31,898,805
FUND EXPENSES
Transfer agent — class specific	305,568
Administration	117,086
Service — class specific	86,278
Registration	35,725
Professional	32,801
Printing and postage	8,836
Accounting services	2,462
Officer	176
Miscellaneous	10,980
Total expenses	599,912
Net investment income	31,298,893
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated(a)	(2,551,903)
Investments — affiliated	(8,281)
Foreign currency transactions	(54,444)
Futures contracts	4,067,682
1,453,054
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	290,431,943
Investments — affiliated	166
Foreign currency translations	(76,421)
Futures contracts	(232,410)
290,123,278
Net realized and unrealized gain	291,576,332
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$322,875,225
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(12,391)
(b) Net of reduction in deferred foreign capital gain tax of	$997,985
See notes to financial statements.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares MSCI Total International Index Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,298,893	$49,974,853
Net realized gain	1,453,054	16,458,947
Net change in unrealized appreciation (depreciation)	290,123,278	476,823,330
Net increase in net assets resulting from operations	322,875,225	543,257,130
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income
Institutional	(11,443,170)(b)	(25,683,427)
Investor A	(809,631)(b)	(1,845,902)
Class K	(18,483,667)(b)	(38,886,455)
Return of capital
Institutional	—	(88,039)
Investor A	—	(6,796)
Class K	—	(136,268)
Decrease in net assets resulting from distributions to shareholders	(30,736,468)	(66,646,887)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	55,494,410	(149,943,591)
NET ASSETS
Total increase in net assets	347,633,167	326,666,652
Beginning of period	2,168,181,336	1,841,514,684
End of period	$2,515,814,503	$2,168,181,336

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$12.54	$9.78	$9.56	$8.56	$10.54	$10.10
Net investment income(a)	0.18	0.28	0.26	0.25	0.26	0.25
Net realized and unrealized gain (loss)	1.66	2.87	0.24	1.04	(1.99)	0.51
Net increase (decrease) from investment operations	1.84	3.15	0.50	1.29	(1.73)	0.76
Distributions(b)
From net investment income	(0.18)(c)	(0.39)	(0.28)	(0.29)	(0.25)	(0.32)
Return of capital	—	(0.00)(d)	—	—	—	—
Total distributions	(0.18)	(0.39)	(0.28)	(0.29)	(0.25)	(0.32)
Net asset value, end of period	$14.20	$12.54	$9.78	$9.56	$8.56	$10.54
Total Return(e)
Based on net asset value	14.72%(f)	32.58%	5.19%	15.23%	(16.37)%	7.60%
Ratios to Average Net Assets(g)(h)(i)
Total expenses	0.13%(j)	0.14%	0.14%	0.18%	0.12%	0.15%
Total expenses after fees waived and/or reimbursed	0.13%(j)	0.14%	0.14%	0.16%	0.11%	0.15%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.13%(j)	0.13%	0.14%	0.16%	0.11%	0.15%
Net investment income	2.64%(j)	2.48%	2.64%	2.75%	2.90%	2.31%
Supplemental Data
Net assets, end of period (000)	$905,084	$823,540	$688,708	$686,406	$597,193	$545,767
Portfolio turnover rate of the Master Portfolio	2%	13%	14%	29%	28%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$12.55	$9.79	$9.56	$8.57	$10.55	$10.07
Net investment income(a)	0.16	0.25	0.24	0.23	0.24	0.23
Net realized and unrealized gain (loss)	1.66	2.87	0.25	1.02	(2.00)	0.51
Net increase (decrease) from investment operations	1.82	3.12	0.49	1.25	(1.76)	0.74
Distributions(b)
From net investment income	(0.16)(c)	(0.36)	(0.26)	(0.26)	(0.22)	(0.26)
Return of capital	—	(0.00)(d)	—	—	—	—
Total distributions	(0.16)	(0.36)	(0.26)	(0.26)	(0.22)	(0.26)
Net asset value, end of period	$14.21	$12.55	$9.79	$9.56	$8.57	$10.55
Total Return(e)
Based on net asset value	14.56%(f)	32.21%	5.03%	14.80%	(16.61)%	7.37%
Ratios to Average Net Assets(g)(h)(i)
Total expenses	0.39%(j)	0.40%	0.41%	0.43%	0.42%	0.40%
Total expenses after fees waived and/or reimbursed	0.39%(j)	0.40%	0.41%	0.41%	0.41%	0.39%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.39%(j)	0.40%	0.40%	0.41%	0.41%	0.39%
Net investment income	2.35%(j)	2.23%	2.36%	2.57%	2.67%	2.14%
Supplemental Data
Net assets, end of period (000)	$73,074	$66,763	$51,498	$49,637	$52,026	$63,214
Portfolio turnover rate of the Master Portfolio	2%	13%	14%	29%	28%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares MSCI Total International Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$13.01	$10.14	$9.89	$8.85	$10.89	$10.42
Net investment income(a)	0.19	0.30	0.28	0.27	0.27	0.27
Net realized and unrealized gain (loss)	1.72	2.96	0.26	1.06	(2.06)	0.53
Net increase (decrease) from investment operations	1.91	3.26	0.54	1.33	(1.79)	0.80
Distributions(b)
From net investment income	(0.18)(c)	(0.39)	(0.29)	(0.29)	(0.25)	(0.33)
Return of capital	—	(0.00)(d)	—	—	—	—
Total distributions	(0.18)	(0.39)	(0.29)	(0.29)	(0.25)	(0.33)
Net asset value, end of period	$14.74	$13.01	$10.14	$9.89	$8.85	$10.89
Total Return(e)
Based on net asset value	14.75%(f)	32.57%	5.37%	15.24%	(16.39)%	7.70%
Ratios to Average Net Assets(g)(h)(i)
Total expenses	0.08%(j)	0.09%	0.09%	0.12%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.08%(j)	0.09%	0.09%	0.11%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed and excluding interest expense	0.08%(j)	0.09%	0.09%	0.11%	0.10%	0.10%
Net investment income	2.71%(j)	2.55%	2.70%	2.83%	2.97%	2.43%
Supplemental Data
Net assets, end of period (000)	$1,537,656	$1,277,879	$1,101,310	$1,011,351	$852,211	$794,108
Portfolio turnover rate of the Master Portfolio	2%	13%	14%	29%	28%	13%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(d)	Amount is greater than $(0.005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(h)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
See notes to financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares MSCI Total International Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in Total International ex U.S. Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2026, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
Fund Notes to Financial Statements
11

Notes to Financial Statements (unaudited) (continued)

4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration:  The Trust, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund. The Fund does not pay an investment advisory fee or investment management fee.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of the Investor A Shares.
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2026, the class specific service fees borne directly by Investor A Shares were $86,278.
Transfer Agent:  Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets.  For the six months ended June 30, 2026, the Fund did not pay any amounts to affiliates in return for these services.
The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended June 30, 2026, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
	Institutional	Investor A	Class K	Total
Reimbursed amounts	$ 806	$ 1,436	$ 2,855	$ 5,097
For the six months ended June 30, 2026, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
	Institutional	Investor A	Class K	Total
Transfer agent fees — class specific	$ 249,771	$ 22,514	$ 33,283	$ 305,568
Expense Limitations, Waivers and Reimbursements:  With respect to the Fund, the Administrator and the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit net total annual operating expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Share Class	Expense Limitation
Institutional	0.16%
Investor A	0.41
Class K	0.11
The Administrator and the Manager have agreed not to reduce or discontinue the contractual expense limitations through June 30, 2027, unless approved by the Board, including a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund.  For the six months ended June 30, 2026, there were no fees waived and /or reimbursed by the Manager pursuant to this agreement.
Trustees and Officers:  Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Master Portfolio’s Statement of Operations.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2025, the Fund had non-expiring capital loss carryforwards and qualified late-year losses as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)	Qualified Late-Year Ordinary Losses(b)
iShares MSCI Total International Index Fund	$ (153,612,824)	$ (2,001,992)

(a)	Amounts available to offset future realized capital gains.
(b)	The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
6.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares MSCI Total International Index Fund
Institutional
Shares sold	3,604,652	$ 47,720,457	25,134,980	$ 271,626,686
Shares issued in reinvestment of distributions	843,039	11,442,678	2,243,922	25,770,042
Shares redeemed	(6,377,872)	(86,668,040)	(32,106,350)	(337,860,111)
	(1,930,181)	$ (27,504,905)	(4,727,448)	$ (40,463,383)
Investor A
Shares sold	841,562	$ 11,301,240	1,059,638	$ 12,057,570
Shares issued in reinvestment of distributions	59,478	809,333	160,765	1,851,649
Shares redeemed	(1,078,529)	(14,802,530)	(1,160,078)	(12,907,323)
	(177,489)	$ (2,691,957)	60,325	$ 1,001,896
Class K
Shares sold	17,848,183	$ 249,937,201	25,723,729	$ 300,493,864
Shares issued in reinvestment of distributions	1,309,543	18,453,652	3,271,118	38,957,607
Shares redeemed	(13,050,242)	(182,699,581)	(39,411,768)	(449,933,575)
	6,107,484	$ 85,691,272	(10,416,921)	$ (110,482,104)
	3,999,814	$ 55,494,410	(15,084,044)	$ (149,943,591)
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
13

Schedule of Investments (unaudited)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 4.3%
Anglogold Ashanti PLC	33,804	$ 2,724,882
ANZ Group Holdings Ltd.	197,807	4,827,358
APA Group(a)(b)	76,671	537,198
Aristocrat Leisure Ltd.	34,819	1,475,542
ASX Ltd.	14,476	534,210
BHP Group Ltd., Class DI	333,545	13,899,799
Brambles Ltd.	83,900	1,132,825
CAR Group Ltd.	24,727	441,403
Cochlear Ltd.	4,358	366,053
Coles Group Ltd.	93,724	1,578,637
Commonwealth Bank of Australia	112,882	12,864,505
Computershare Ltd.	37,940	1,004,763
CSL Ltd.	31,881	2,543,619
Evolution Mining Ltd.	147,666	1,221,013
Fortescue Ltd.	120,339	1,601,746
Glencore PLC	632,322	4,311,438
Goodman Group(a)	133,469	2,879,757
Insurance Australia Group Ltd.	183,869	1,028,369
Lottery Corp. Ltd.	146,245	581,370
Lynas Rare Earths Ltd.(c)	60,037	753,336
Macquarie Group Ltd.	24,891	4,327,152
Medibank Pvt Ltd.	178,741	614,112
National Australia Bank Ltd.	203,638	5,347,283
Northern Star Resources Ltd.	87,762	1,161,940
Origin Energy Ltd.	104,090	791,195
PLS Group Ltd.(c)	210,694	738,323
Pro Medicus Ltd.	4,024	568,887
Qantas Airways Ltd.	53,113	390,236
QBE Insurance Group Ltd.	93,273	1,622,496
REA Group Ltd.	3,014	290,350
Rio Tinto Ltd.	26,667	3,208,569
Rio Tinto PLC	74,143	7,014,281
Santos Ltd.	224,066	1,111,565
Scentre Group	316,751	844,329
SGH Ltd.	15,262	492,975
Sigma Healthcare Ltd.	423,035	805,486
Sonic Healthcare Ltd.	30,007	431,823
South32 Ltd.	320,968	871,558
Stockland(a)	144,671	407,972
Suncorp Group Ltd.	67,707	903,289
Telstra Group Ltd.	309,812	1,086,470
Transurban Group(b)	210,688	2,094,858
Vicinity Ltd.	257,934	459,595
Washington H Soul Pattinson & Co. Ltd.	21,233	678,707
Wesfarmers Ltd.	75,612	4,732,045
Westpac Banking Corp.	232,270	5,659,410
WiseTech Global Ltd.	13,413	307,718
Woodside Energy Group Ltd.	125,637	2,429,697
Woolworths Group Ltd.	84,397	2,331,879
		108,032,023
Austria — 0.2%
BAWAG Group AG(d)	4,592	920,622
Erste Group Bank AG	19,347	2,589,362
OMV AG	8,796	552,754
Raiffeisen Bank International AG	8,449	540,119
Verbund AG(a)	4,162	263,760
		4,866,617
Belgium — 0.5%
Ageas SA	10,213	817,149
Security	Shares	Value
Belgium (continued)
Anheuser-Busch InBev SA	62,671	$ 5,178,491
D’ieteren Group	1,117	218,050
Elia Group SA	3,063	487,749
Financiere de Tubize SA	1,286	339,745
Groupe Bruxelles Lambert NV	5,410	493,282
KBC Group NV	16,608	2,268,348
Lotus Bakeries NV	27	358,109
Sofina SA	925	235,589
Syensqo SA	4,268	315,562
UCB SA	8,181	2,449,154
		13,161,228
Brazil — 1.1%
Ambev SA	327,253	1,032,670
Axia Energia SA	93,403	983,913
B3 SA - Brasil Bolsa Balcao	376,554	1,059,863
Banco Bradesco SA	98,456	300,767
Banco BTG Pactual SA	88,794	930,374
Banco do Brasil SA	126,630	488,388
BB Seguridade Participacoes SA	53,016	402,270
Caixa Seguridade Participacoes SA	78,429	299,447
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	167,925	964,163
Cia Paranaense de Energia - Copel	158,163	460,184
CPFL Energia SA	19,091	165,603
Embraer SA	49,300	781,668
Energisa SA	24,406	226,931
Eneva SA(c)	51,000	263,975
Engie Brasil Energia SA	35,548	239,842
Equatorial SA	77,593	585,296
Klabin SA	58,548	189,856
Klabin SA, Preference Shares	2	1
Localiza Rent a Car SA	63,112	507,850
MBRF Global Foods Co. SA	46,461	162,271
Motiva Infraestrutura de Mobilidade SA	52,851	149,678
NU Holdings Ltd., Class A(c)	227,786	3,043,221
Petroleo Brasileiro SA - Petrobras	246,122	1,991,937
Porto Seguro SA	24,234	248,429
PRIO SA(c)	59,039	596,417
Raia Drogasil SA	88,087	286,838
Rede D’Or Sao Luiz SA(d)	40,523	272,466
Rumo SA	107,016	278,408
StoneCo Ltd., Class A(a)	14,329	155,326
Suzano SA	58,210	448,220
Telefonica Brasil SA	32,480	213,606
TIM SA	41,000	173,696
Ultrapar Participacoes SA	45,628	230,336
Vale SA	241,852	3,648,651
Vibra Energia SA	82,970	480,401
WEG SA	121,276	1,102,039
Wheaton Precious Metals Corp.	30,508	3,431,868
XP, Inc., Class A	21,349	347,135
Yara International ASA	10,970	482,436
		27,626,440
Canada — 7.7%
Agnico Eagle Mines Ltd.	33,787	5,249,641
Alamos Gold, Inc., Class A	31,518	955,596
Alimentation Couche-Tard, Inc.	50,369	3,210,546
AltaGas Ltd.	22,881	845,222
ARC Resources Ltd.	36,980	777,017
AtkinsRealis Group, Inc.	10,054	624,401
Bank of Montreal	47,065	8,318,550
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Bank of Nova Scotia	81,810	$ 7,110,678
Barrick Mining Corp.	111,477	4,099,084
BCE, Inc.	4,874	104,989
Bombardier, Inc., Class B(c)	5,510	1,268,631
Brookfield Asset Management Ltd., Class A	25,571	1,147,066
Brookfield Corp., Class A	135,703	5,789,803
Brookfield Renewable Corp.	7,825	290,875
CAE, Inc.(c)	22,681	567,885
Cameco Corp.	29,184	2,974,679
Canadian Imperial Bank of Commerce	63,923	7,361,117
Canadian National Railway Co.	34,335	4,097,443
Canadian Natural Resources Ltd.	136,570	5,404,060
Canadian Pacific Kansas City Ltd.	58,311	5,055,470
Canadian Tire Corp. Ltd., Class A	3,131	431,264
Canadian Utilities Ltd., Class A	7,661	284,779
CCL Industries, Inc., Class B	7,602	495,651
Celestica, Inc.(c)	7,409	2,702,084
Cenovus Energy, Inc.	90,729	2,251,192
CGI, Inc., Class A	12,840	829,926
Constellation Software, Inc.	1,341	2,524,569
Descartes Systems Group, Inc.(c)	5,669	392,643
Dollarama, Inc.	18,744	2,479,640
Element Fleet Management Corp.	24,784	511,495
Emera, Inc.	20,688	1,097,379
Empire Co. Ltd., Class A	8,197	287,076
Enbridge, Inc.	147,764	8,013,065
Equinox Gold Corp.	50,276	489,910
Fairfax Financial Holdings Ltd.	1,335	2,195,810
FirstService Corp.(a)	2,799	398,008
Fortis, Inc.	36,626	2,098,264
Franco-Nevada Corp.	12,568	2,622,421
George Weston Ltd.	11,574	830,766
Gildan Activewear, Inc., Class A(a)	9,428	486,075
Great-West Lifeco, Inc.	19,012	1,211,433
Hydro One Ltd.(d)	22,519	928,864
iA Financial Corp., Inc.	5,385	743,553
IGM Financial, Inc.	5,324	297,236
Imperial Oil Ltd.	10,195	1,144,830
Intact Financial Corp.	12,151	2,507,822
Keyera Corp.	19,652	789,406
Kinross Gold Corp.	86,230	2,041,673
Loblaw Cos. Ltd.	37,644	1,707,749
Lundin Gold, Inc.	8,140	439,127
Magna International, Inc.	15,766	1,036,726
Manulife Financial Corp.	113,299	4,595,070
Metro, Inc.	13,910	889,377
National Bank of Canada	27,445	4,332,953
Nutrien Ltd.	31,336	1,974,174
Pan American Silver Corp.	29,446	1,320,061
Pembina Pipeline Corp.	39,051	1,806,823
Power Corp. of Canada	35,686	2,224,824
RB Global, Inc.	13,053	1,519,606
Restaurant Brands International, Inc.	21,122	1,532,043
Rogers Communications, Inc., Class B	25,085	816,092
Royal Bank of Canada	95,586	19,793,193
Saputo, Inc.	16,184	468,774
Shopify, Inc., Class A(c)	82,807	9,473,833
Stantec, Inc.	7,410	511,085
Sun Life Financial, Inc.	37,876	2,973,730
Suncor Energy, Inc.	77,741	4,182,364
TC Energy Corp.(a)	68,659	4,546,768
Teck Resources Ltd., Class B(c)	30,736	1,830,615
Security	Shares	Value
Canada (continued)
TELUS Corp.	28,669	$ 303,215
TFI International, Inc.(a)	5,975	860,071
Thomson Reuters Corp.	10,294	840,795
TMX Group Ltd.	19,780	647,548
Toromont Industries Ltd.	5,719	940,444
Toronto-Dominion Bank	111,263	13,528,075
Tourmaline Oil Corp.	22,355	934,709
Whitecap Resources, Inc.(a)	84,331	875,865
WSP Global, Inc.	8,954	1,110,214
		194,355,510
Chile — 0.2%
Antofagasta PLC	27,988	1,420,479
Banco de Chile	3,318,630	649,713
Banco de Credito e Inversiones SA	4,550	298,915
Banco Santander Chile	3,895,661	319,017
Cencosud SA	42,900	99,111
Empresas Copec SA	49,115	306,368
Enel Chile SA	1,792,039	157,441
Falabella SA	52,829	329,821
Latam Airlines Group SA	16,297,414	473,916
Lundin Mining Corp.	48,972	1,193,352
		5,248,133
China — 6.5%
360 Security Technology, Inc., Class A	3,900	5,009
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	14,800	41,370
3SBio, Inc.(d)	120,500	260,962
AAC Technologies Holdings, Inc.	48,000	263,040
Advanced Micro-Fabrication Equipment, Inc. China, Class A	8,046	559,513
AECC Aviation Power Co. Ltd., Class A	7,600	43,077
Agricultural Bank of China Ltd., Class A	484,500	432,797
Agricultural Bank of China Ltd., Class H	1,869,000	1,274,843
Aier Eye Hospital Group Co. Ltd., Class A	27,670	33,727
Air China Ltd., Class A(c)	20,298	18,126
Airtac International Group	8,371	354,834
Akeso, Inc.(c)(d)	50,000	562,988
Alibaba Group Holding Ltd.	1,120,952	13,438,478
Alibaba Health Information Technology Ltd.(a)(c)	290,000	114,471
Aluminum Corp. of China Ltd., Class A	100,100	122,305
Aluminum Corp. of China Ltd., Class H	194,000	186,322
Angel Yeast Co. Ltd., Class A	6,000	32,049
Anhui Conch Cement Co. Ltd., Class A	17,700	44,275
Anhui Conch Cement Co. Ltd., Class H	89,500	191,752
Anhui Gujing Distillery Co. Ltd., Class A	1,500	17,658
Anhui Jianghuai Automobile Group Corp. Ltd., Class A(c)	5,100	19,475
ANTA Sports Products Ltd.	91,200	829,892
Avary Holding Shenzhen Co. Ltd., Class A	14,800	231,658
Baidu, Inc., Class A(c)	147,502	2,105,744
Bank of Beijing Co. Ltd., Class A	100,100	72,258
Bank of China Ltd., Class A	98,500	82,969
Bank of China Ltd., Class H	4,831,000	3,080,840
Bank of Communications Co. Ltd., Class A	347,500	329,064
Bank of Communications Co. Ltd., Class H	560,700	482,502
Bank of Jiangsu Co. Ltd., Class A	54,240	86,103
Bank of Nanjing Co. Ltd., Class A	57,500	83,743
Bank of Ningbo Co. Ltd., Class A	28,160	123,158
Bank of Shanghai Co. Ltd., Class A	76,510	97,796
Baoshan Iron & Steel Co. Ltd., Class A	75,798	60,720
Beijing Enterprises Holdings Ltd.	44,500	152,717
Beijing Kingsoft Office Software, Inc., Class A	3,403	107,487
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Beijing Tong Ren Tang Co. Ltd., Class A	5,500	$ 18,735
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A(c)	6,699	26,638
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	246,900	164,843
Bilibili, Inc., Class Z(c)	17,519	298,128
BOC Hong Kong Holdings Ltd.	242,500	1,315,935
BOE Technology Group Co. Ltd., Class A	158,600	203,815
Bosideng International Holdings Ltd.	234,000	128,052
BYD Co. Ltd., Class A	41,400	487,037
BYD Co. Ltd., Class H	231,900	2,148,766
BYD Electronic International Co. Ltd.	62,500	167,968
C&D International Investment Group Ltd.(a)	63,000	108,443
Cambricon Technologies Corp. Ltd., Class A	1,968	465,617
CCOOP Group Co. Ltd., Class A(c)	568,100	111,614
CGN Power Co. Ltd., Class H(d)	675,000	230,801
Changchun High-Tech Industry Group Co. Ltd., Class A	2,200	21,629
Chaozhou Three-Circle Group Co. Ltd., Class A	14,700	367,128
China CITIC Bank Corp. Ltd., Class H	547,000	464,349
China Coal Energy Co. Ltd., Class H	194,000	243,661
China Construction Bank Corp., Class A	154,400	218,892
China Construction Bank Corp., Class H	6,285,000	6,482,674
China CSSC Holdings Ltd., Class A	30,600	152,636
China Energy Engineering Corp. Ltd., Class A	64,000	25,226
China Everbright Bank Co. Ltd., Class A	215,300	91,714
China Feihe Ltd.(d)	213,000	76,231
China Galaxy Securities Co. Ltd., Class A	57,500	106,739
China Galaxy Securities Co. Ltd., Class H	205,500	193,737
China Gas Holdings Ltd.	181,000	119,678
China Gold International Resources Corp. Ltd.	15,300	241,905
China Hongqiao Group Ltd.	182,000	469,331
China International Capital Corp. Ltd., Class H(d)	164,800	443,462
China Life Insurance Co. Ltd., Class A	700	3,653
China Life Insurance Co. Ltd., Class H	474,000	1,622,366
China Longyuan Power Group Corp. Ltd., Class H(a)	323,000	206,256
China Mengniu Dairy Co. Ltd.	250,000	513,567
China Merchants Bank Co. Ltd., Class A	84,000	439,459
China Merchants Bank Co. Ltd., Class H	263,578	1,513,403
China Merchants Energy Shipping Co. Ltd., Class A	133,700	347,376
China Merchants Port Holdings Co. Ltd.	65,720	103,608
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	32,997	31,330
China Minsheng Banking Corp. Ltd., Class A	159,000	75,452
China Minsheng Banking Corp. Ltd., Class H	361,180	144,767
China National Building Material Co. Ltd., Class H	228,000	155,977
China National Nuclear Power Co. Ltd., Class A	127,500	169,653
China Nonferrous Mining Corp. Ltd.	93,000	135,103
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	7,700	54,792
China Oilfield Services Ltd., Class H	182,000	144,681
China Overseas Land & Investment Ltd.	245,500	378,903
China Pacific Insurance Group Co. Ltd., Class A	27,600	116,302
China Pacific Insurance Group Co. Ltd., Class H	166,000	570,888
China Petroleum & Chemical Corp., Class A	186,500	122,237
China Petroleum & Chemical Corp., Class H	1,344,400	686,705
China Power International Development Ltd.	405,000	141,717
China Railway Group Ltd., Class A	122,200	75,235
China Railway Group Ltd., Class H	230,000	97,390
China Resources Beer Holdings Co. Ltd.	130,000	354,080
China Resources Gas Group Ltd.	66,000	123,399
China Resources Land Ltd.	207,111	795,680
China Resources Mixc Lifestyle Services Ltd.(d)	55,000	257,918
Security	Shares	Value
China (continued)
China Resources Power Holdings Co. Ltd.	120,000	$ 259,377
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	28,561	94,711
China Ruyi Holdings Ltd.(a)(c)	596,000	113,440
China Shenhua Energy Co. Ltd., Class A	31,800	182,661
China Shenhua Energy Co. Ltd., Class H	209,500	1,073,125
China State Construction Engineering Corp. Ltd., Class A	239,200	153,042
China Taiping Insurance Holdings Co. Ltd.	72,672	167,960
China Three Gorges Renewables Group Co. Ltd., Class A	116,800	63,846
China Tourism Group Duty Free Corp. Ltd., Class A	22,800	180,556
China Tower Corp. Ltd., Class H(d)	265,000	298,213
China Tungsten And Hightech Materials Co. Ltd., Class A	31,300	443,819
China United Network Communications Ltd., Class A	225,300	133,066
China Vanke Co. Ltd., Class A(c)	62,901	27,495
China Yangtze Power Co. Ltd., Class A	103,000	401,751
China Zheshang Bank Co. Ltd., Class A	257,920	99,953
Chongqing Changan Automobile Co. Ltd., Class A	55,510	58,705
Chongqing Rural Commercial Bank Co. Ltd., Class H	149,000	109,810
Chongqing Zhifei Biological Products Co. Ltd., Class A(c)	26,450	45,653
Chow Tai Fook Jewellery Group Ltd.	165,800	231,371
CITIC Ltd.	324,000	439,702
CITIC Securities Co. Ltd., Class A	52,915	224,487
CITIC Securities Co. Ltd., Class H	120,450	420,485
CMOC Group Ltd., Class A	68,000	177,365
CMOC Group Ltd., Class H	213,000	416,078
Contemporary Amperex Technology Co. Ltd., Class A	17,300	1,004,849
Contemporary Amperex Technology Co. Ltd., Class H	11,700	1,053,926
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	12,400	32,875
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	80,000	141,071
COSCO SHIPPING Holdings Co. Ltd., Class A	70,377	137,643
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	179,350	297,993
CRRC Corp. Ltd., Class A	246,400	189,020
CRRC Corp. Ltd., Class H	308,000	176,654
CSC Financial Co. Ltd., Class A	17,500	75,053
CSPC Pharmaceutical Group Ltd.	654,400	584,546
Daqin Railway Co. Ltd., Class A	53,300	36,197
East Money Information Co. Ltd., Class A	86,250	259,809
ENN Energy Holdings Ltd.	43,100	222,690
Eoptolink Technology, Inc. Ltd., Class A	4,452	403,564
Eve Energy Co. Ltd., Class A	4,600	44,271
Everbright Securities Co. Ltd., Class A	125,800	267,838
Far East Horizon Ltd.	141,000	96,435
Focus Media Information Technology Co. Ltd., Class A	37,300	26,642
Foshan Haitian Flavouring & Food Co. Ltd., Class A	28,572	139,812
Founder Securities Co. Ltd., Class A	33,200	35,288
Foxconn Industrial Internet Co. Ltd., Class A	53,400	574,683
Fuyao Glass Industry Group Co. Ltd., Class A	13,000	96,835
Fuyao Glass Industry Group Co. Ltd., Class H(d)	38,800	253,724
Ganfeng Lithium Group Co. Ltd., Class A	10,780	104,355
Ganfeng Lithium Group Co. Ltd., Class H(d)	31,000	200,078
GCL Technology Holdings Ltd.(c)	1,330,000	117,614
GD Power Development Co. Ltd., Class A	235,600	162,123
GDS Holdings Ltd., Class A(c)	67,600	251,412
Geely Automobile Holdings Ltd.	403,000	866,341
Genscript Biotech Corp.(a)(c)	68,000	106,247
GF Securities Co. Ltd., Class A	23,800	82,268
GF Securities Co. Ltd., Class H	54,000	117,520
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Giant Biogene Holding Co. Ltd.(a)(d)	13,400	$ 45,399
GigaDevice Semiconductor, Inc., Class A	980	119,208
GoerTek, Inc., Class A	17,700	58,984
Goldwind Science & Technology Co. Ltd., Class A	12,300	43,574
Gotion High-tech Co. Ltd., Class A	16,100	65,483
Great Wall Motor Co. Ltd., Class H	156,000	175,237
Gree Electric Appliances, Inc. of Zhuhai, Class A	9,100	50,303
Guangdong Haid Group Co. Ltd., Class A	10,700	70,390
Guangdong Investment Ltd.	164,000	162,496
Guangzhou Automobile Group Co. Ltd., Class A(c)	19,900	14,921
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	54,751
Guosen Securities Co. Ltd., Class A	25,900	38,214
Guotai Haitong Securities Co. Ltd., Class A	83,444	224,309
Guotai Haitong Securities Co. Ltd., Class H(d)	107,384	203,894
H World Group Ltd., ADR(a)	21,536	898,482
Haidilao International Holding Ltd.(d)	85,000	115,471
Haier Smart Home Co. Ltd., Class A	41,800	125,964
Haier Smart Home Co. Ltd., Class H	151,400	387,267
Hangzhou First Applied Material Co. Ltd., Class A	30,458	75,634
Hangzhou Silan Microelectronics Co. Ltd., Class A	15,700	127,298
Hansoh Pharmaceutical Group Co. Ltd.(d)	128,000	485,060
Henan Shuanghui Investment & Development Co. Ltd., Class A	14,800	48,839
Hengan International Group Co. Ltd.	39,000	108,286
Hengli Petrochemical Co. Ltd., Class A	26,600	69,639
Hesai Group, Class B(c)	9,900	176,926
Hithink RoyalFlush Information Network Co. Ltd., Class A	6,300	224,714
Horizon Robotics(c)	281,400	147,501
Hua Hong Grace Semiconductor Ltd.(c)(d)	51,000	1,416,756
Huadian Power International Corp. Ltd., Class A	158,200	103,826
Huadong Medicine Co. Ltd., Class A	2,500	10,365
Huaneng Power International, Inc., Class H(a)	378,000	264,386
Huatai Securities Co. Ltd., Class A	31,600	96,269
Huatai Securities Co. Ltd., Class H(d)	84,000	179,558
Huaxia Bank Co. Ltd., Class A	132,899	125,056
Huayu Automotive Systems Co. Ltd., Class A	8,300	19,008
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,000	84,551
Hunan Valin Steel Co. Ltd., Class A	25,800	13,210
Hygon Information Technology Co. Ltd., Class A	13,944	765,606
Iflytek Co. Ltd., Class A	8,600	51,964
Imeik Technology Development Co. Ltd., Class A	1,960	25,211
Industrial & Commercial Bank of China Ltd., Class A	400,400	416,801
Industrial & Commercial Bank of China Ltd., Class H	4,165,000	3,421,488
Industrial Bank Co. Ltd., Class A	73,700	179,836
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(c)	191,700	63,155
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	19,400	68,427
Inner Mongolia Yitai Coal Co. Ltd., Class B	119,094	314,289
Innovent Biologics, Inc.(c)(d)	93,000	947,335
Isoftstone Information Technology Group Co. Ltd., Class A	15,300	96,257
J&T Global Express Ltd.(c)	228,200	243,674
JA Solar Technology Co. Ltd., Class A(c)	18,424	22,052
JD Health International, Inc.(c)(d)	69,600	293,103
JD Logistics, Inc.(c)(d)	116,400	175,189
JD.com, Inc., Class A	157,546	2,007,199
Jiangsu Eastern Shenghong Co. Ltd., Class A(c)	43,500	73,521
Jiangsu Hengli Hydraulic Co. Ltd., Class A	6,600	104,889
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,912	299,116
Jiangsu Yanghe Distillery Co. Ltd., Class A	5,200	29,277
Jiangsu Zhongtian Technology Co. Ltd., Class A	45,000	406,627
Security	Shares	Value
China (continued)
Jiangxi Copper Co. Ltd., Class H	68,000	$ 271,430
Jinko Solar Co. Ltd., Class A(c)	92,005	64,699
Kanzhun Ltd., ADR	17,616	226,718
KE Holdings, Inc., Class A	130,461	627,654
Kingdee International Software Group Co. Ltd.(c)	242,000	184,502
Kingsoft Corp. Ltd.	54,600	155,514
Kuaishou Technology(d)	166,400	891,885
Kunlun Energy Co. Ltd.	268,000	219,721
Kunlun Tech Co. Ltd., Class A(c)	21,600	129,428
Kweichow Moutai Co. Ltd., Class A	4,816	841,430
Laopu Gold Co. Ltd., Class H(a)	2,000	88,858
Lenovo Group Ltd.	614,000	1,821,924
Lens Technology Co. Ltd., Class A	12,300	98,042
Li Auto, Inc., Class A(c)	84,346	498,258
Li Ning Co. Ltd.	183,500	345,928
Longfor Group Holdings Ltd.(a)(d)	91,500	70,045
LONGi Green Energy Technology Co. Ltd., Class A(c)	27,216	52,737
Luxshare Precision Industry Co. Ltd., Class A	27,029	282,046
Luzhou Laojiao Co. Ltd., Class A	6,300	72,116
Mango Excellent Media Co. Ltd., Class A	11,800	25,516
Maxscend Microelectronics Co. Ltd., Class A(c)	3,744	60,735
Meituan, Class B(c)(d)	325,230	2,870,913
Metallurgical Corp. of China Ltd., Class A	138,300	49,825
Midea Group Co. Ltd., Class A	24,300	270,702
Midea Group Co. Ltd., Class H	19,000	200,770
MINISO Group Holding Ltd.	34,528	104,155
MMG Ltd.(c)	284,000	254,729
Montage Technology Co. Ltd., Class A	11,000	507,705
Muyuan Foods Group Co. Ltd., Class A	19,046	98,218
NARI Technology Co. Ltd., Class A	26,265	88,598
NAURA Technology Group Co. Ltd., Class A	1,890	247,681
NetEase, Inc.	108,425	2,784,544
New China Life Insurance Co. Ltd., Class A	7,700	67,863
New China Life Insurance Co. Ltd., Class H	66,500	391,923
New Oriental Education & Technology Group, Inc.	103,920	477,379
Ningbo Tuopu Group Co. Ltd., Class A	1,885	15,814
Ningxia Baofeng Energy Group Co. Ltd., Class A	79,100	236,626
NIO, Inc., Class A(c)	129,494	658,895
Nongfu Spring Co. Ltd., Class H(d)	145,200	736,967
OmniVision Integrated Circuits Group, Inc., Class A	5,535	77,698
Orient Securities Co. Ltd., Class A	34,368	47,900
PDD Holdings, Inc., ADR(a)(c)	43,305	3,303,305
People’s Insurance Co. Group of China Ltd., Class H	496,000	297,714
PetroChina Co. Ltd., Class H	1,462,000	1,577,879
PICC Property & Casualty Co. Ltd., Class H	428,298	785,935
Ping An Bank Co. Ltd., Class A	69,600	103,085
Ping An Insurance Group Co. of China Ltd., Class A	34,800	245,356
Ping An Insurance Group Co. of China Ltd., Class H	459,500	3,004,570
Poly Developments & Holdings Group Co. Ltd., Class A	43,000	29,396
Pony AI, Inc., Class A(a)(c)	25,400	179,362
Pop Mart International Group Ltd.(a)(d)	33,600	665,400
Postal Savings Bank of China Co. Ltd., Class A	132,700	96,383
Postal Savings Bank of China Co. Ltd., Class H(d)	471,000	275,027
Prosus NV	83,694	3,636,805
Qinghai Salt Lake Industry Co. Ltd., Class A(c)	33,700	150,762
Range Intelligent Computing Technology Group Co. Ltd., Class A	4,200	52,008
Remegen Co. Ltd., Class H(c)(d)	22,500	214,411
Rockchip Electronics Co. Ltd., Class A	500	13,950
Rongsheng Petrochemical Co. Ltd., Class A	35,850	56,752
SAIC Motor Corp. Ltd., Class A	30,300	43,619
Sanan Optoelectronics Co. Ltd., Class A	74,900	235,046
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Sany Heavy Industry Co. Ltd., Class A	31,700	$ 80,953
SDIC Power Holdings Co. Ltd., Class A	97,527	191,155
SenseTime Group, Inc., Class B(c)(d)	2,699,000	464,595
Seres Group Co. Ltd., Class A	5,600	50,675
SF Holding Co. Ltd., Class A	15,900	73,306
SG Micro Corp., Class A	6,337	134,873
Shaanxi Coal Industry Co. Ltd., Class A	35,600	106,646
Shandong Gold Mining Co. Ltd., Class H(d)	74,750	160,913
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	4,350	29,935
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	8,600	30,293
Shanghai Baosight Software Co. Ltd., Class A	32,095	78,897
Shanghai Electric Group Co. Ltd., Class A(c)	4,300	4,446
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	10,562	35,034
Shanghai International Airport Co. Ltd., Class A	11,200	38,170
Shanghai Pudong Development Bank Co. Ltd., Class A	94,987	120,534
Shanghai Putailai New Energy Technology Group Co. Ltd., Class A	13,630	58,302
Shanghai United Imaging Healthcare Co. Ltd., Class A	9,142	136,693
Shanxi Coking Coal Energy Group Co. Ltd., Class A	69,500	59,351
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,600	90,348
Shengyi Technology Co. Ltd., Class A	17,700	456,341
Shenwan Hongyuan Group Co. Ltd., Class A	127,900	83,053
Shenzhen Envicool Technology Co. Ltd., Class A	17,810	210,119
Shenzhen Inovance Technology Co. Ltd., Class A	9,750	95,534
Shenzhen Longsys Electronics Co. Ltd., Class A	3,000	315,642
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,300	86,188
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,670	59,892
Shenzhen Transsion Holdings Co. Ltd., Class A	8,806	76,858
Shenzhou International Group Holdings Ltd.	65,400	329,945
Sichuan Chuantou Energy Co. Ltd., Class A	16,700	34,860
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H(c)	3,900	217,604
Sino Biopharmaceutical Ltd.	643,750	363,776
Sinopharm Group Co. Ltd., Class H(a)	79,600	161,955
Sinotruk Hong Kong Ltd.	65,500	323,700
SITC International Holdings Co. Ltd.	78,000	312,901
Smoore International Holdings Ltd.(a)(d)	154,000	138,233
Sungrow Power Supply Co. Ltd., Class A	6,600	154,732
Sunny Optical Technology Group Co. Ltd.	47,800	374,304
Sunwoda Electronic Co. Ltd., Class A	15,800	44,413
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A(c)	17,700	692,284
Suzhou TFC Optical Communication Co. Ltd., Class A	7,840	356,656
TAL Education Group, ADR(c)	23,064	220,722
TBEA Co. Ltd., Class A	47,450	158,126
TCL Technology Group Corp., Class A	86,020	74,075
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	22,625	40,276
Tencent Holdings Ltd.	419,900	23,171,149
Tencent Music Entertainment Group, ADR(a)	36,214	302,387
Tianqi Lithium Corp., Class A(c)	5,600	50,791
Tingyi Cayman Islands Holding Corp.	134,000	167,085
Tongcheng Travel Holdings Ltd.	66,400	101,617
Tongwei Co. Ltd., Class A(c)	28,200	50,495
Trina Solar Co. Ltd., Class A(c)	13,277	27,711
Security	Shares	Value
China (continued)
Trip.com Group Ltd.(c)	40,622	$ 1,615,139
Tsingtao Brewery Co. Ltd., Class H	42,000	231,154
UBTech Robotics Corp. Ltd., Class H(c)	14,050	185,558
Unigroup Guoxin Microelectronics Co. Ltd., Class A	6,859	90,192
Unisplendour Corp. Ltd., Class A	20,160	86,216
United Nova Technology Co. Ltd., Class A(c)	233,988	367,913
Victory Giant Technology Huizhou Co. Ltd., Class A	2,600	134,036
Vipshop Holdings Ltd., ADR(a)	27,955	370,683
Wanhua Chemical Group Co. Ltd., Class A	14,700	148,523
Want Want China Holdings Ltd.	320,000	138,317
Weichai Power Co. Ltd., Class A	81,500	330,198
Weichai Power Co. Ltd., Class H	115,800	507,966
Wens Foodstuff Group Co. Ltd., Class A	20,160	36,638
Wilmar International Ltd.	143,800	401,329
Wuliangye Yibin Co. Ltd., Class A	20,800	226,992
WUS Printed Circuit Kunshan Co. Ltd., Class A	13,800	313,393
WuXi AppTec Co. Ltd., Class A	22,936	421,718
WuXi AppTec Co. Ltd., Class H(d)	17,841	351,209
Wuxi Biologics Cayman, Inc.(c)(d)	207,000	920,644
WuXi XDC Cayman, Inc.(c)	24,000	175,637
Xiaomi Corp., Class B(c)(d)	1,143,600	3,176,362
Xinyi Solar Holdings Ltd.(a)	430,000	113,347
XPeng, Inc., Class A(c)	82,034	541,255
Yadea Group Holdings Ltd.(d)	68,000	77,347
Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H(d)	47,500	1,584,666
Yangzijiang Shipbuilding Holdings Ltd.(a)	191,300	507,481
Yankuang Energy Group Co. Ltd., Class A	56,355	147,293
Yankuang Energy Group Co. Ltd., Class H	198,900	280,231
Yealink Network Technology Corp. Ltd., Class A	4,700	23,483
Yum China Holdings, Inc.	22,593	922,532
Yunnan Baiyao Group Co. Ltd., Class A	12,460	86,969
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,599	25,732
Zhaojin Mining Industry Co. Ltd., Class H	147,000	310,882
Zhejiang Chint Electrics Co. Ltd., Class A	8,900	32,951
Zhejiang Dahua Technology Co. Ltd., Class A	53,300	129,908
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,770	26,963
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	14,200	127,097
Zhejiang Leapmotor Technology Co. Ltd., Class H(c)(d)	35,000	154,470
Zhejiang NHU Co. Ltd., Class A	11,060	46,363
Zhejiang Zheneng Electric Power Co. Ltd., Class A	16,400	12,732
Zheshang Securities Co. Ltd., Class A	44,700	62,659
Zhongji Innolight Co. Ltd., Class A	3,920	745,826
Zhongjin Gold Corp. Ltd., Class A	55,900	150,878
Zhongtai Securities Co. Ltd., Class A	42,200	33,124
Zhuzhou CRRC Times Electric Co. Ltd., Class H	44,400	227,518
Zijin Mining Group Co. Ltd., Class A	87,700	329,094
Zijin Mining Group Co. Ltd., Class H	396,000	1,400,254
ZTE Corp., Class H(a)	14,400	42,272
ZTO Express Cayman, Inc.	25,882	572,743
		163,862,581
Colombia — 0.0%
Grupo Cibest SA	18,186	414,984
Interconexion Electrica SA ESP	24,518	211,596
		626,580
Congo — 0.0%
Ivanhoe Mines Ltd., Class A(c)	44,995	352,473
Czech Republic — 0.0%
CEZ A/S	10,648	622,726
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Czech Republic (continued)
CSG NV(c)	16,134	$ 235,485
Komercni Banka A/S	5,643	258,769
Moneta Money Bank A/S(d)	28,581	250,527
		1,367,507
Denmark — 1.0%
AP Moller - Maersk A/S, Class A	192	443,191
AP Moller - Maersk A/S, Class B	316	750,673
Carlsberg A/S, Class B	5,779	756,237
Coloplast A/S, Class B	10,515	598,875
Danske Bank A/S	42,855	2,297,138
Demant A/S(c)	6,675	274,172
DSV A/S	13,486	3,209,038
Genmab A/S(c)	3,840	1,052,745
Novo Nordisk A/S, Class B	216,305	10,388,463
Novonesis Novozymes B, Class B	21,672	1,367,907
Orsted A/S(c)(d)	28,650	644,041
Pandora A/S	4,966	570,526
Rockwool AS, Class B, B Shares	7,690	246,648
Tryg A/S	28,028	638,001
Vestas Wind Systems A/S	65,637	1,858,405
		25,096,060
Egypt — 0.0%
Commercial International Bank - Egypt (CIB)	177,862	462,200
Finland — 0.7%
Elisa OYJ	8,638	362,512
Fortum OYJ	28,402	657,066
Kesko OYJ, Class B, B Shares	19,320	431,944
Kone OYJ, Class B	24,093	1,370,530
Metso OYJ	40,770	708,950
Neste OYJ	29,728	970,619
Nokia OYJ	339,468	4,527,220
Nordea Bank Abp	208,146	3,949,967
Orion OYJ, Class B	8,311	682,728
Sampo OYJ, Class A, A Shares	157,843	1,657,658
Stora Enso OYJ, Class R	45,310	483,356
UPM-Kymmene OYJ	31,349	830,980
Wartsila OYJ Abp	35,280	1,347,419
		17,980,949
France — 5.5%
Accor SA	12,383	718,275
Aeroports de Paris SA(a)	1,891	246,576
Air Liquide SA	42,209	8,358,519
Airbus SE	39,489	8,785,973
Alstom SA(a)(c)	23,982	418,978
Amundi SA(d)	3,286	315,436
AXA SA	111,470	5,585,697
Ayvens SA(d)	32,496	428,049
BioMerieux	2,291	179,847
BNP Paribas SA	64,575	7,541,918
Bollore SE(a)	57,300	265,667
Bouygues SA	12,410	693,021
Bureau Veritas SA	22,002	673,894
Capgemini SE	10,191	1,023,100
Carrefour SA	37,606	698,154
Cie de Saint-Gobain SA	30,283	2,746,134
Cie Generale des Etablissements Michelin SCA	42,333	1,635,335
Covivio SA/France	2,311	141,509
Credit Agricole SA	77,264	1,554,016
Danone SA	42,843	3,501,914
Dassault Aviation SA	1,421	466,775
Security	Shares	Value
France (continued)
Dassault Systemes SE	46,304	$ 944,474
Eiffage SA	5,104	752,866
Engie SA	115,829	3,645,662
EssilorLuxottica SA	20,225	3,797,679
Gecina SA	2,570	215,937
Getlink SE	16,230	344,993
Hermes International SCA	2,052	3,752,480
Ipsen SA	2,349	452,697
Kering SA	4,946	1,399,059
Klepierre SA	12,537	523,966
Legrand SA	16,660	2,822,942
L’Oreal SA	15,886	6,963,734
LVMH Moet Hennessy Louis Vuitton SE	16,506	9,128,811
Orange SA	126,843	2,392,104
Pernod Ricard SA	13,706	996,259
Publicis Groupe SA	15,592	1,540,846
Renault SA	12,522	359,725
Rexel SA	11,436	501,017
Safran SA	23,127	9,113,904
Sanofi SA	71,573	6,119,746
Sartorius Stedim Biotech	1,993	413,255
Schneider Electric SE	36,738	12,021,616
Societe Generale SA	46,717	4,134,926
Sodexo SA(a)	5,562	321,710
Thales SA	6,604	1,697,237
TotalEnergies SE	130,167	10,065,224
Unibail-Rodamco-Westfield	8,442	987,942
Veolia Environnement SA	45,221	1,884,415
Vinci SA	32,018	4,676,167
		137,950,180
Germany — 4.9%
adidas AG, Class N	11,444	2,348,646
Allianz SE, Registered Shares	25,550	12,094,039
BASF SE	59,955	3,204,779
Bayer AG, Class N, Registered Shares	65,750	3,636,512
Bayerische Motoren Werke AG	18,802	1,234,327
Beiersdorf AG(a)	5,925	510,282
Brenntag SE, Class N	7,619	463,291
Commerzbank AG	50,549	2,153,116
Continental AG	6,264	518,315
CTS Eventim AG & Co. KGaA	3,288	192,048
Daimler Truck Holding AG	32,170	1,551,528
Deutsche Bank AG, Class N, Registered Shares	115,552	3,913,398
Deutsche Boerse AG, Class N	12,638	3,447,011
Deutsche Lufthansa AG, Registered Shares(a)	45,481	521,160
Deutsche Post AG, Class N	60,437	3,674,354
Deutsche Telekom AG, Class N, Registered Shares	238,723	6,508,610
E.ON SE, Class N	152,011	3,125,938
Evonik Industries AG	19,556	354,853
Fresenius Medical Care AG(a)	14,019	634,651
Fresenius SE & Co. KGaA	26,586	1,214,619
GEA Group AG	10,333	709,525
Hannover Rueck SE, Class N	3,920	1,085,589
Heidelberg Materials AG	9,212	1,757,372
Henkel AG & Co. KGaA	7,014	555,076
Hensoldt AG	4,304	334,312
Hochtief AG	998	578,489
Infineon Technologies AG, Class N	88,022	8,291,839
Knorr-Bremse AG	4,878	567,603
Mercedes-Benz Group AG, Class N	47,129	2,370,525
Merck KGaA	7,641	1,280,973
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
MTU Aero Engines AG, Class N	3,349	$ 1,395,539
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	8,545	4,772,044
Nemetschek SE	4,384	266,903
Rational AG	325	238,090
Rheinmetall AG	3,162	3,597,666
RWE AG	43,078	2,785,854
SAP SE	68,823	10,608,938
Scout24 SE(d)	4,929	407,897
Siemens AG, Class N, Registered Shares	50,213	16,143,830
Siemens Energy AG(c)	52,231	9,957,395
Siemens Healthineers AG(d)	22,898	893,080
Symrise AG, Class A	7,665	768,875
Talanx AG(c)	3,456	437,131
Vonovia SE	47,924	1,182,260
Zalando SE(c)(d)	13,259	384,193
		122,672,475
Greece — 0.2%
Alpha Bank SA	134,869	610,466
Eurobank SA	175,263	835,894
FF Group, Class R(c)(e)	205	—
Hellenic Telecommunications Organization SA, Class R	12,770	283,569
JUMBO SA, Class R	6,337	162,593
National Bank of Greece SA	57,758	997,858
Piraeus Bank SA	75,432	785,161
Public Power Corp. SA, Class R	12,105	318,461
		3,994,002
Guatemala — 0.0%
Millicom International Cellular SA(a)	3,433	311,579
Hong Kong — 1.0%
AIA Group Ltd.	694,000	6,353,730
China Common Rich Renewable Energy Investments Ltd.(c)(e)	11,997	—
CK Asset Holdings Ltd.	107,008	604,536
CK Infrastructure Holdings Ltd.	41,500	316,405
CLP Holdings Ltd.	116,000	1,084,230
Futu Holdings Ltd., ADR(a)	3,838	359,774
Henderson Land Development Co. Ltd.	97,800	310,195
HKT Trust & HKT Ltd., Class SS(b)	222,900	331,619
Hong Kong & China Gas Co. Ltd.	693,176	575,667
Hong Kong Exchanges & Clearing Ltd.	76,994	3,582,296
Hongkong Land Holdings Ltd.	57,700	411,060
Jardine Matheson Holdings Ltd.	8,800	542,675
Kingboard Laminates Holdings Ltd.	66,500	851,468
Link REIT	181,040	844,795
MTR Corp. Ltd.(a)	92,500	360,755
Orient Overseas International Ltd.(a)	10,000	155,856
Power Assets Holdings Ltd.	80,000	582,943
Prudential PLC	169,672	2,253,585
Sino Land Co. Ltd.	240,800	316,276
Sun Hung Kai Properties Ltd.	91,000	1,309,792
Swire Pacific Ltd., Class A	25,000	261,137
Techtronic Industries Co. Ltd.	97,000	1,614,231
WH Group Ltd.(d)	531,000	563,027
Wharf Real Estate Investment Co. Ltd.	142,000	387,800
Zijin Gold International Co. Ltd.	13,800	157,705
		24,131,557
Security	Shares	Value
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	30,059	$ 357,212
OTP Bank Nyrt	15,307	2,260,936
Richter Gedeon Nyrt	11,885	460,711
		3,078,859
India — 3.7%
ABB India Ltd.	3,740	278,447
Adani Enterprises Ltd.	11,316	363,659
Adani Ports & Special Economic Zone Ltd.	36,650	702,064
Adani Power Ltd.(c)	203,520	481,641
Aditya Birla Capital Ltd.(c)	65,781	272,874
Alkem Laboratories Ltd.	3,614	212,701
Ambuja Cements Ltd.	50,659	226,131
APL Apollo Tubes Ltd.	11,490	217,415
Apollo Hospitals Enterprise Ltd.	6,475	594,327
Ashok Leyland Ltd.	195,902	327,362
Asian Paints Ltd.	21,732	605,521
Astral Ltd.	10,950	154,675
AU Small Finance Bank Ltd.(d)	36,638	402,049
Aurobindo Pharma Ltd.	13,224	220,836
Avenue Supermarts Ltd.(c)(d)	10,792	499,677
Axis Bank Ltd.	150,331	2,139,534
Bajaj Auto Ltd.	4,376	450,106
Bajaj Finance Ltd.	169,029	1,797,721
Bajaj Finserv Ltd.	25,142	473,415
Bajaj Holdings & Investment Ltd.	2,040	228,833
Balkrishna Industries Ltd.	5,542	127,925
Bank of Baroda	88,968	256,376
Bharat Electronics Ltd.	241,474	1,052,426
Bharat Forge Ltd.	12,807	290,527
Bharat Heavy Electricals Ltd.	115,361	505,900
Bharat Petroleum Corp. Ltd.	88,471	284,606
Bharti Airtel Ltd.	186,204	3,647,594
Bosch Ltd., Class A	545	230,128
Britannia Industries Ltd.	5,412	294,631
Canara Bank	134,087	178,098
CG Power & Industrial Solutions Ltd.	37,552	378,757
Cholamandalam Investment and Finance Co. Ltd.	26,140	495,238
Cipla Ltd.	34,393	533,071
Coal India Ltd.	126,514	587,643
Colgate-Palmolive India Ltd.	10,402	219,741
Coromandel International Ltd.	7,780	164,945
Cummins India Ltd.	9,248	554,021
Dabur India Ltd.	37,975	169,540
Divi’s Laboratories Ltd.	7,317	509,068
Dixon Technologies India Ltd.	2,278	287,365
DLF Ltd.	56,980	373,981
Dr. Reddy’s Laboratories Ltd.	35,520	511,773
Dr. Reddy’s Laboratories Ltd., ADR(a)	22,585	327,257
Eicher Motors Ltd.	7,597	568,890
Eternal Ltd.(c)	153,762	430,957
Federal Bank Ltd.	123,844	432,391
Fortis Healthcare Ltd.	31,226	315,957
FSN E-Commerce Ventures Ltd.(c)	73,542	241,607
GAIL India Ltd.	154,499	283,625
GE Vernova T&D India Ltd.	8,146	427,299
GMR Airports Ltd.(c)	180,419	213,984
Godrej Consumer Products Ltd.	26,503	283,169
Godrej Properties Ltd., Class A(c)	12,480	246,736
Grasim Industries Ltd.	15,713	515,098
Havells India Ltd.	16,163	198,369
HCL Technologies Ltd.	64,821	736,269
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
HDFC Asset Management Co. Ltd.(d)	11,394	$ 319,881
HDFC Bank Ltd.	734,017	6,194,705
HDFC Life Insurance Co. Ltd.(d)	54,611	332,690
Hero MotoCorp Ltd.	7,181	364,483
Hindalco Industries Ltd.	87,837	892,155
Hindustan Aeronautics Ltd.	13,870	642,916
Hindustan Petroleum Corp. Ltd.	68,706	287,408
Hindustan Unilever Ltd.	49,291	1,103,866
Hitachi Energy India Ltd.	1,035	382,900
ICICI Bank Ltd.	341,401	4,983,509
ICICI Bank Ltd., ADR(a)	22,806	662,058
ICICI Lombard General Insurance Co. Ltd.(d)	9,344	172,160
ICICI Prudential Life Insurance Co. Ltd.(d)	21,486	110,853
IDFC First Bank Ltd.	145,270	122,174
Indian Bank	18,294	158,012
Indian Hotels Co. Ltd.	55,618	420,465
Indian Oil Corp. Ltd.	307,008	453,326
Indus Towers Ltd.(c)	67,779	280,546
IndusInd Bank Ltd.	24,445	239,061
Info Edge India Ltd.	20,315	210,378
Infosys Ltd.	103,629	1,098,673
Infosys Ltd., ADR(a)	97,713	1,025,009
InterGlobe Aviation Ltd.(d)	12,142	689,796
ITC Ltd.	181,421	550,233
Jindal Stainless Ltd.	24,364	178,525
Jindal Steel Ltd.	22,828	256,018
Jio Financial Services Ltd.	204,674	512,315
JSW Energy Ltd., Class A	31,033	191,462
JSW Steel Ltd.	42,155	546,762
Kotak Mahindra Bank Ltd.	350,510	1,454,071
Larsen & Toubro Ltd.	24,730	1,084,342
Larsen & Toubro Ltd., GDR, Registered Shares(f)	18,237	792,814
Lodha Developers Ltd.(d)	16,648	168,375
LTM Ltd.(d)	5,587	209,344
Lupin Ltd.	14,030	358,597
Mahindra & Mahindra Ltd.	32,796	1,066,683
Mahindra & Mahindra Ltd., GDR	27,036	865,152
Mankind Pharma Ltd.	10,660	286,949
Marico Ltd.	30,883	273,114
Maruti Suzuki India Ltd.	8,198	1,225,643
Max Healthcare Institute Ltd.	56,163	670,716
Mphasis Ltd.	4,649	106,493
MRF Ltd.	165	223,065
Muthoot Finance Ltd.	8,240	261,669
National Aluminium Co. Ltd.	56,127	202,224
Nestle India Ltd.	37,836	561,763
NHPC Ltd.	250,552	215,504
NMDC Ltd.	219,678	197,963
NTPC Ltd.	301,753	1,137,657
Oberoi Realty Ltd.	10,832	202,787
Oil & Natural Gas Corp. Ltd.	214,153	531,014
Oil India Ltd.	34,239	150,623
One 97 Communications Ltd.(c)	24,401	294,894
Oracle Financial Services Software Ltd.	1,521	173,498
Page Industries Ltd.	367	160,531
PB Fintech Ltd.(c)	23,950	412,639
Persistent Systems Ltd.	6,906	316,602
Petronet LNG Ltd.	71,896	213,531
Phoenix Mills Ltd.	18,790	387,508
PI Industries Ltd.	5,213	140,857
Pidilite Industries Ltd.	19,584	330,026
Polycab India Ltd.	3,105	327,438
Security	Shares	Value
India (continued)
Power Finance Corp. Ltd.	104,437	$ 468,951
Power Grid Corp. of India Ltd.	303,986	919,456
Prestige Estates Projects Ltd.	8,553	141,679
Punjab National Bank	158,066	178,405
REC Ltd.	98,207	378,058
Reliance Industries Ltd.	385,300	5,278,075
Samvardhana Motherson International Ltd.	390,690	612,592
SBI Cards & Payment Services Ltd.	14,099	88,471
SBI Life Insurance Co. Ltd.(d)	32,321	603,275
Shree Cement Ltd.	685	182,897
Shriram Finance Ltd.	101,864	1,123,897
Siemens Energy India Ltd.	5,665	220,910
Siemens Ltd.(c)	6,352	241,860
Solar Industries India Ltd.	1,797	355,425
SRF Ltd.	6,719	194,725
State Bank of India	71,282	774,419
State Bank of India, GDR(f)	5,712	619,402
Sun Pharmaceutical Industries Ltd.	67,605	1,330,954
Sundaram Finance Ltd.	6,781	323,220
Supreme Industries Ltd.	4,238	141,583
Suzlon Energy Ltd.(c)	526,311	328,303
Swiggy Ltd.(c)	61,017	154,515
Tata Communications Ltd.	7,962	165,901
Tata Consultancy Services Ltd.	55,972	1,203,033
Tata Consumer Products Ltd.	37,487	426,636
Tata Motors Ltd.	131,961	591,709
Tata Motors Passenger Vehicles Ltd.	131,961	492,206
Tata Power Co. Ltd.	105,556	430,446
Tata Steel Ltd.	517,456	1,029,887
Tech Mahindra Ltd.	35,194	523,845
Titan Co. Ltd.	21,438	998,502
Torrent Pharmaceuticals Ltd.	5,320	259,704
Torrent Power Ltd.	14,244	213,000
Trent Ltd.	16,602	576,670
Tube Investments of India Ltd.	9,506	304,782
TVS Motor Co. Ltd.	15,475	566,628
UltraTech Cement Ltd.	8,028	955,778
Union Bank of India Ltd.	102,556	187,161
United Spirits Ltd.	18,510	264,751
UPL Ltd.	25,764	155,742
Varun Beverages Ltd.	96,848	520,677
Vedanta Aluminium Metal Ltd.(c)	102,498	485,600
Vedanta Ltd.	102,498	305,206
Vishal Mega Mart Ltd.(c)	169,936	212,106
Vodafone Idea Ltd.(c)	2,515,876	384,854
Voltas Ltd.	15,113	204,373
WAAREE Energies Ltd.	5,286	165,198
Wipro Ltd.	132,123	238,530
Wipro Ltd., ADR(a)	26,368	59,328
Yes Bank Ltd.(c)	1,388,768	355,129
Zydus Lifesciences Ltd.	12,948	152,268
		93,001,097
Indonesia — 0.2%
Astra International Tbk PT	1,374,600	347,494
Bank Central Asia Tbk. PT	3,520,500	1,097,007
Bank Mandiri Persero Tbk. PT	2,238,700	482,859
Bank Negara Indonesia Persero Tbk. PT	1,309,600	232,444
Bank Rakyat Indonesia Persero Tbk. PT	4,972,328	761,332
Barito Pacific Tbk PT(c)	1,445,382	105,011
Bumi Resources Minerals Tbk. PT(c)	3,608,800	96,705
Charoen Pokphand Indonesia Tbk PT	775,200	147,409
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Indonesia (continued)
GoTo Gojek Tokopedia Tbk PT(c)	44,779,400	$ 125,222
Telkom Indonesia Persero Tbk PT	3,426,700	455,173
United Tractors Tbk PT	81,100	104,323
		3,954,979
Ireland — 0.3%
AerCap Holdings NV	11,924	1,738,281
AIB Group PLC	136,234	1,601,088
Bank of Ireland Group PLC	65,993	1,314,776
Kerry Group PLC, Class A	9,724	891,988
Kingspan Group PLC	9,587	876,735
		6,422,868
Israel — 0.7%
Azrieli Group Ltd.	4,108	556,955
Bank Hapoalim BM	81,986	1,891,044
Bank Leumi Le-Israel BM	99,958	2,236,919
Check Point Software Technologies Ltd.(a)(c)	5,344	702,362
CyberArk Software Ltd.(c)	3,224	145,080
Elbit Systems Ltd.	2,037	1,548,882
Enlight Renewable Energy Ltd.(c)	9,352	825,854
Harel Insurance Investments & Financial Services Ltd.	7,949	418,746
ICL Group Ltd.	53,347	267,586
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	75,679	749,323
Mizrahi Tefahot Bank Ltd.	13,067	865,450
Nova Ltd.(c)	2,315	1,231,193
OPC Energy Ltd.(c)	6,321	195,780
Phoenix Financial Ltd.	13,650	754,692
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	78,336	2,654,024
Tower Semiconductor Ltd.(c)	7,389	1,913,138
		16,957,030
Italy — 2.0%
Banca Mediolanum SpA	12,310	306,781
Banca Monte dei Paschi di Siena SpA	139,980	1,739,590
Banco BPM SpA	84,433	1,460,046
BPER Banca SpA	91,539	1,438,178
Coca-Cola HBC AG, Class DI	15,096	984,045
Davide Campari-Milano NV(a)	43,169	268,921
Enel SpA	536,535	6,154,264
Eni SpA	140,045	3,285,686
Ferrari NV	8,111	3,014,820
FinecoBank Banca Fineco SpA	36,387	914,914
Generali	58,030	2,829,130
Intesa Sanpaolo SpA	905,279	6,222,243
Italgas SpA	75,831	878,142
Leonardo SpA	27,793	1,492,215
Moncler SpA	16,047	933,891
Poste Italiane SpA(a)	30,940	1,012,772
Prysmian SpA	17,084	2,875,973
Recordati Industria Chimica e Farmaceutica SpA	6,659	390,344
Ryanair Holdings PLC	28,097	878,276
Snam SpA	142,380	1,027,857
Telecom Italia SpA(c)	116,547	1,061,187
Terna - Rete Elettrica Nazionale(a)	90,269	1,054,077
UniCredit SpA	92,770	8,313,930
Unipol Assicurazioni SpA	24,759	692,026
		49,229,308
Ivory Coast — 0.0%
Endeavour Mining PLC	14,725	721,246
Security	Shares	Value
Japan — 13.8%
Advantest Corp.	50,300	$ 10,348,134
Aeon Co. Ltd.	140,700	1,163,609
AGC, Inc.(a)	10,300	445,056
Aisin Corp.	43,200	586,513
Ajinomoto Co., Inc.	57,000	2,078,172
ANA Holdings, Inc.	9,800	179,410
Asahi Group Holdings Ltd.	90,300	858,451
Asahi Kasei Corp.	89,600	996,539
Asics Corp.	49,100	1,335,456
Astellas Pharma, Inc.	126,400	1,690,810
Bandai Namco Holdings, Inc.	41,200	955,061
Bridgestone Corp.(a)	71,200	1,501,295
Canon, Inc.(a)	52,600	1,347,106
Capcom Co. Ltd.	25,200	463,563
Central Japan Railway Co.	54,600	1,165,438
Chiba Bank Ltd.	37,300	571,399
Chubu Electric Power Co., Inc.	46,400	876,698
Chugai Pharmaceutical Co. Ltd.	44,300	2,046,358
Dai Nippon Printing Co. Ltd.	29,300	537,610
Daifuku Co. Ltd.	18,700	828,410
Daiichi Life Group, Inc.	225,400	2,461,084
Daiichi Sankyo Co. Ltd.	117,600	1,891,039
Daikin Industries Ltd.	16,600	2,532,143
Daito Trust Construction Co. Ltd.	17,000	324,755
Daiwa House Industry Co. Ltd.	39,800	1,078,449
Daiwa Securities Group, Inc.	96,500	957,062
Denso Corp.	109,000	1,255,026
Disco Corp.	5,800	3,017,354
East Japan Railway Co.	65,600	1,370,910
Ebara Corp.	30,900	1,210,121
Eisai Co. Ltd.	17,800	448,707
ENEOS Holdings, Inc.	183,800	1,360,554
FANUC Corp.	63,600	2,928,533
Fast Retailing Co. Ltd.	12,800	6,558,007
Fuji Electric Co. Ltd.	9,100	770,812
FUJIFILM Holdings Corp.	68,400	1,463,312
Fujikura Ltd.	103,300	4,095,005
Fujitsu Ltd.	118,300	2,350,620
Furukawa Electric Co. Ltd.	44,000	1,323,396
Hankyu Hanshin Holdings, Inc.	16,100	423,611
Hikari Tsushin, Inc.	1,100	241,708
Hitachi Ltd.	302,400	8,369,251
Honda Motor Co. Ltd.	233,600	2,104,213
Hoya Corp.	23,300	3,758,320
Hulic Co. Ltd.(a)	24,000	251,308
Ibiden Co. Ltd.	15,800	2,385,503
Idemitsu Kosan Co. Ltd.	55,445	409,590
IHI Corp.	64,700	1,092,345
Inpex Corp.(a)	60,600	1,222,800
Isuzu Motors Ltd.	35,400	471,393
ITOCHU Corp.	391,500	4,468,046
Japan Exchange Group, Inc.	62,000	784,667
Japan Post Bank Co. Ltd.	121,300	2,308,624
Japan Post Holdings Co. Ltd.	108,500	1,458,366
Japan Post Insurance Co. Ltd.	37,800	357,301
Japan Tobacco, Inc.(a)	79,100	2,918,748
JFE Holdings, Inc.	41,300	398,730
JX Advanced Metals Corp.	35,800	988,054
Kajima Corp.	24,500	893,097
Kansai Electric Power Co., Inc.	63,800	901,612
Kao Corp.(a)	60,200	1,193,084
Kawasaki Heavy Industries Ltd.	49,000	886,756
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kawasaki Kisen Kaisha Ltd.(a)	19,700	$ 301,952
KDDI Corp.	194,100	3,260,435
Keyence Corp.	13,080	6,611,769
Kikkoman Corp.	43,000	441,109
Kioxia Holdings Corp.(c)	21,000	12,205,825
Kirin Holdings Co. Ltd.(a)	60,200	1,038,220
Komatsu Ltd.	57,800	2,256,943
Konami Group Corp.	6,800	744,919
Kubota Corp.	69,200	1,157,888
Kyocera Corp.	90,800	2,013,765
Kyowa Kirin Co. Ltd.(a)	14,600	232,371
Lasertec Corp.	5,400	1,715,247
LY Corp.	189,200	503,567
Makita Corp.	16,600	596,956
Marubeni Corp.	93,700	2,731,690
Minebea Mitsumi, Inc.	23,700	703,010
Mitsubishi Chemical Group Corp.	104,100	730,463
Mitsubishi Corp.	209,200	5,596,554
Mitsubishi Electric Corp.	126,200	4,628,320
Mitsubishi Estate Co. Ltd.	66,900	1,706,029
Mitsubishi HC Capital, Inc.	67,300	546,681
Mitsubishi Heavy Industries Ltd.	211,800	4,812,664
Mitsubishi UFJ Financial Group, Inc.	718,000	14,304,661
Mitsui & Co. Ltd.	157,700	4,403,452
Mitsui Fudosan Co. Ltd.	174,900	1,621,047
Mitsui Kinzoku Co. Ltd.	3,700	990,083
Mitsui OSK Lines Ltd.	20,600	659,909
Mizuho Financial Group, Inc.	164,240	7,888,249
MS&AD Insurance Group Holdings, Inc.	88,200	2,286,139
Murata Manufacturing Co. Ltd.	106,200	7,623,541
NEC Corp.	82,800	1,998,982
Nexon Co. Ltd.(a)	25,000	332,252
NIDEC Corp.(c)	49,000	805,399
Nintendo Co. Ltd.	74,700	3,140,387
Nippon Building Fund, Inc.(a)	660	511,947
Nippon Paint Holdings Co. Ltd.(a)	63,100	411,575
Nippon Sanso Holdings Corp.	8,500	315,299
Nippon Steel Corp.	298,735	989,748
Nippon Yusen KK	25,000	808,609
Nissan Motor Co. Ltd.(a)(c)	166,500	308,265
Nitori Holdings Co. Ltd.(a)	29,000	429,732
Nitto Denko Corp.	49,000	964,015
Nomura Holdings, Inc.	186,400	1,636,579
Nomura Research Institute Ltd.	25,543	716,583
NTT, Inc.	1,914,200	1,702,735
Obayashi Corp.	40,600	820,466
Obic Co. Ltd.	19,400	455,606
Olympus Corp.	72,300	757,067
Oriental Land Co. Ltd.	70,300	1,070,524
ORIX Corp.	73,200	2,788,298
Osaka Gas Co. Ltd.	21,400	721,039
Otsuka Corp.	13,400	229,413
Otsuka Holdings Co. Ltd.	29,000	1,930,216
Pan Pacific International Holdings Corp.	123,000	623,430
Panasonic Holdings Corp.	156,200	4,394,434
Rakuten Group, Inc.(c)	87,000	406,088
Recruit Holdings Co. Ltd.	89,100	6,199,483
Renesas Electronics Corp.	115,200	3,556,090
Resona Holdings, Inc.	148,900	1,941,363
Resonac Holdings Corp.	11,700	1,301,487
Ryohin Keikaku Co. Ltd.	33,000	721,315
Security	Shares	Value
Japan (continued)
Sanrio Co. Ltd.	66,000	$ 446,508
SBI Holdings, Inc.	34,900	572,318
SCREEN Holdings Co. Ltd.(a)	12,000	1,346,122
Secom Co. Ltd.	24,800	985,209
Seibu Holdings, Inc.(a)	13,500	264,462
Sekisui House Ltd.	35,100	729,716
Seven & i Holdings Co. Ltd.	135,200	1,621,369
Shimano, Inc.	5,200	554,634
Shimizu Corp.	36,800	582,767
Shin-Etsu Chemical Co. Ltd.	112,900	4,921,250
Shionogi & Co. Ltd.	44,600	762,058
Shiseido Co. Ltd.(a)	27,900	450,333
SMC Corp.	3,700	1,654,219
SoftBank Corp.	1,923,100	2,455,661
SoftBank Group Corp.	251,100	9,314,121
Sompo Holdings, Inc.	61,500	2,336,402
Sony Group Corp.	399,700	8,043,588
Subaru Corp.	41,200	602,768
Sumitomo Corp.	281,600	2,706,646
Sumitomo Electric Industries Ltd.	193,200	3,585,236
Sumitomo Metal Mining Co. Ltd.	15,500	718,899
Sumitomo Mitsui Financial Group, Inc.	241,200	9,454,807
Sumitomo Mitsui Trust Group, Inc.	41,900	1,564,544
Sumitomo Realty & Development Co. Ltd.	36,600	849,750
Suntory Beverage & Food Ltd.(a)	9,900	275,875
Suzuki Motor Corp.	107,800	1,303,920
T&D Holdings, Inc.	34,100	1,017,129
Taisei Corp.	10,500	929,485
Takeda Pharmaceutical Co. Ltd.	104,076	3,317,385
TDK Corp.	121,100	2,716,796
Terumo Corp.	80,000	1,092,603
Toho Co. Ltd.	33,500	267,946
Tokio Marine Holdings, Inc.	122,900	5,403,767
Tokyo Electron Ltd.	29,700	14,400,157
Tokyo Gas Co. Ltd.	20,900	791,394
TOPPAN Holdings, Inc.	12,000	380,494
Toray Industries, Inc.	80,300	562,472
Toyota Motor Corp.	618,030	10,353,544
Toyota Tsusho Corp.	43,800	1,630,330
Unicharm Corp.	63,300	366,819
West Japan Railway Co.	24,400	408,670
Yamaha Motor Co. Ltd.(a)	62,300	473,057
Yokogawa Electric Corp.	17,700	622,034
Yokohama Financial Group, Inc.	83,800	902,482
Zensho Holdings Co. Ltd.(a)	6,200	308,670
		347,009,404
Kuwait — 0.2%
Boubyan Bank KSCP	55,507	113,686
Gulf Bank KSCP	121,291	138,104
Kuwait Finance House KSCP	782,113	1,937,239
Mabanee Co. KPSC	74,413	222,037
Mobile Telecommunications Co. KSCP	126,788	249,547
National Bank of Kuwait SAKP	554,259	1,443,491
Warba Bank KSCP	383,934	346,221
		4,450,325
Luxembourg — 0.1%
ArcelorMittal SA(c)	27,908	1,682,657
CVC Capital Partners PLC(d)	11,365	165,334
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Luxembourg (continued)
Eurofins Scientific SE	7,383	$ 577,753
Reinet Investments SCA	7,155	198,060
		2,623,804
Macau — 0.0%
Galaxy Entertainment Group Ltd.	161,000	606,091
Sands China Ltd.	175,600	292,991
		899,082
Malaysia — 0.3%
AMMB Holdings Bhd(a)	157,700	246,665
CelcomDigi Bhd.(a)	305,900	200,508
CIMB Group Holdings Bhd(a)	483,200	879,688
Gamuda Bhd(a)	347,600	373,454
Hong Leong Bank Bhd.	38,840	204,112
IHH Healthcare Bhd(a)	133,900	276,278
IOI Corp. Bhd.(a)	306,000	317,342
Kuala Lumpur Kepong Bhd(a)	46,100	239,449
Malayan Banking Bhd.(a)	372,000	984,823
Maxis Bhd.	144,000	119,484
MISC Bhd.	83,600	159,922
Petronas Chemicals Group Bhd	199,900	197,783
Petronas Gas Bhd(a)	31,100	133,324
Press Metal Aluminium Holdings Bhd	283,300	534,727
Public Bank Bhd	818,000	964,312
RHB Bank Bhd	82,424	167,561
SD Guthrie Bhd.(a)	124,000	181,857
Sunway Bhd(a)	187,300	237,002
Telekom Malaysia Bhd.(a)	55,900	102,178
Tenaga Nasional Bhd.	189,300	664,653
YTL Power International Bhd	245,640	252,562
		7,437,684
Mexico — 0.6%
America Movil SAB de C.V., Series B	1,113,642	1,442,401
Arca Continental SAB de CV	33,779	404,826
Cemex SAB de CV	926,616	1,112,734
Coca-Cola Femsa SAB de CV	33,012	349,026
Fibra Uno Administracion SA de CV	186,728	320,014
Fomento Economico Mexicano SAB de CV	108,254	1,380,142
Fresnillo PLC	15,640	569,566
Gruma SAB de CV, Class B	10,875	174,709
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	19,745	279,586
Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,796	551,222
Grupo Aeroportuario del Sureste SAB de CV, Class B	12,080	369,090
Grupo Bimbo SAB de CV, Series A, Class A	90,621	296,154
Grupo Carso SAB de CV, Series A1	45,509	340,104
Grupo Financiero Banorte SAB de CV, Class O	163,467	1,725,295
Grupo Financiero Inbursa SAB de CV, Class O	123,656	293,875
Grupo Mexico SAB de CV, series B, Class B	197,653	2,240,614
Industrias Penoles SAB de CV	16,682	729,076
Kimberly-Clark de Mexico SAB de CV, Class A	138,831	307,472
Promotora y Operadora de Infraestructura SAB de CV	14,276	226,759
Sigma Foods SAB de C.V., Class A	195,257	179,318
Southern Copper Corp.(a)	6,783	1,182,006
Wal-Mart de Mexico SAB de CV	359,212	1,055,195
		15,529,184
Netherlands — 3.5%
ABN AMRO Bank NV	40,040	1,702,974
Adyen NV(c)(d)	1,901	1,783,361
Akzo Nobel NV	11,410	775,946
Argenx SE(c)	4,374	4,054,101
Security	Shares	Value
Netherlands (continued)
ASM International NV	3,179	$ 3,655,790
ASML Holding NV	26,189	51,858,813
ASR Nederland NV	10,665	805,430
BE Semiconductor Industries NV	5,028	1,660,507
Euronext NV	5,123	819,430
EXOR NV	5,083	389,419
Heineken Holding NV	9,042	688,549
Heineken NV	17,701	1,486,221
ING Groep NV	194,928	6,150,621
Koninklijke Ahold Delhaize NV	61,279	2,466,012
Koninklijke KPN NV	235,093	1,161,071
Koninklijke Philips NV	49,999	1,359,705
Magnum Ice Cream Co. NV(c)	31,330	545,413
Nebius Group NV, Class A(c)	13,891	3,836,278
NN Group NV	16,219	1,421,902
Universal Music Group NV	72,729	1,523,638
Wolters Kluwer NV, Class C	15,524	1,003,776
		89,148,957
New Zealand — 0.1%
Auckland International Airport Ltd.	102,427	486,218
Contact Energy Ltd.	56,179	297,506
Fisher & Paykel Healthcare Corp. Ltd.(a)	38,680	859,255
Infratil Ltd.	64,602	566,703
Meridian Energy Ltd.	71,629	236,947
Xero Ltd.(a)(c)	10,173	511,421
		2,958,050
Nigeria — 0.0%
Airtel Africa PLC(d)	80,976	352,026
Norway — 0.3%
Aker BP ASA	17,479	533,277
DNB Bank ASA	57,951	1,725,332
Equinor ASA	44,725	1,410,330
Gjensidige Forsikring ASA	20,210	547,057
Kongsberg Gruppen ASA	30,355	914,775
Mowi ASA	26,602	491,422
Norsk Hydro ASA	91,511	828,063
Orkla ASA	53,677	564,341
Salmar ASA	5,768	269,951
Telenor ASA	43,946	629,544
		7,914,092
Peru — 0.1%
Cia de Minas Buenaventura SAA, ADR	13,118	384,226
Credicorp Ltd.	5,058	1,970,496
		2,354,722
Philippines — 0.1%
Ayala Corp.	13,480	92,085
Ayala Land, Inc.	546,400	132,015
Bank of the Philippine Islands	110,452	173,256
BDO Unibank, Inc.	151,204	293,546
International Container Terminal Services, Inc.	71,720	1,043,611
Manila Electric Co.	11,960	111,083
Metropolitan Bank & Trust Co.	96,987	102,990
PLDT, Inc.	6,295	115,837
SM Investments Corp.	20,672	199,278
SM Prime Holdings, Inc.	780,850	230,558
		2,494,259
Poland — 0.3%
Allegro.eu SA(c)(d)	41,050	413,162
Asseco Poland SA	4,910	218,609
Bank Millennium SA(c)	29,713	154,483
24
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Poland (continued)
Bank Polska Kasa Opieki SA	10,145	$ 618,093
Budimex SA(a)	1,098	215,592
CD Projekt SA	3,685	220,017
Dino Polska SA(c)(d)	31,610	238,816
Erste Bank Polska SA	2,017	345,985
InPost SA(c)	14,665	258,443
KGHM Polska Miedz SA	10,666	942,614
LPP SA	72	350,300
mBank SA(c)	1,117	405,333
ORLEN SA	38,199	1,284,384
PGE Polska Grupa Energetyczna SA(c)	80,253	201,775
Powszechna Kasa Oszczednosci Bank Polski SA	55,727	1,530,100
Powszechny Zaklad Ubezpieczen SA	35,339	617,533
Zabka Group SA(c)	33,818	244,913
		8,260,152
Portugal — 0.1%
Banco Comercial Portugues SA, Class R	523,105	618,933
EDP SA	198,624	1,037,596
Galp Energia SGPS SA, Class B	30,760	651,925
Jeronimo Martins SGPS SA	24,417	467,636
		2,776,090
Qatar — 0.2%
Al Rayan Bank	315,506	177,819
Commercial Bank PSQC	197,122	218,983
Dukhan Bank	164,731	150,850
Industries Qatar QSC	97,136	293,136
Mesaieed Petrochemical Holding Co.	245,102	78,130
Nebras Energy	34,989	137,362
Ooredoo QPSC	63,062	229,235
Qatar Fuel QSC	23,217	89,893
Qatar Gas Transport Co. Ltd.	164,517	194,296
Qatar International Islamic Bank QSC	102,600	312,797
Qatar Islamic Bank QPSC	117,313	704,425
Qatar National Bank QPSC	281,484	1,333,546
		3,920,472
Romania — 0.0%
NEPI Rockcastle NV	38,237	342,237
Russia(c)(e) — 0.0%
Alrosa PJSC	189,683	24
Mobile TeleSystems PJSC	50,446	7
Moscow Exchange MICEX-RTS PJSC	63,850	8
Ozon Holdings PLC, ADR	2,417	—
PhosAgro PJSC, GDR	49	1
PhosAgro PJSC, GDR, Registered Shares(f)	1	—
Polyus PJSC	23,820	—
Rosneft Oil Co. PJSC	71,604	9
Sberbank of Russia PJSC	588,148	75
Severstal PAO	10,830	1
TCS Group Holding PLC, Class A, GDR, Registered Shares(f)	6,905	1
United Co. RUSAL International PJSC	172,792	22
VK IPJSC, GDR	5,177	1
VTB Bank PJSC	37,302	—
X5 Retail Group NV, GDR, Registered Shares	9,876	1
		150
Saudi Arabia — 0.8%
ACWA Power Co.(c)	14,649	756,741
Ades Holding Co.	46,178	228,850
Al Rajhi Bank	196,827	3,452,744
Security	Shares	Value
Saudi Arabia (continued)
Alinma Bank	136,349	$ 887,183
Almarai Co. JSC	29,308	354,777
Arab National Bank	81,450	449,673
Bank AlBilad	40,767	264,725
Bank Al-Jazira	39,201	121,167
Banque Saudi Fransi	80,191	414,188
Bupa Arabia for Cooperative Insurance Co.	6,760	314,853
Co. for Cooperative Insurance	4,904	192,111
Dar Al Arkan Real Estate Development Co.(c)	26,789	128,412
Dr. Sulaiman Al Habib Medical Services Group Co.	3,493	197,092
Elm Co.	2,013	368,240
Etihad Etisalat Co.	28,661	461,130
Jabal Omar Development Co.(c)	37,148	149,557
Jarir Marketing Co.	44,780	199,745
Mouwasat Medical Services Co.	5,276	89,534
Riyad Bank	114,388	606,356
SABIC Agri-Nutrients Co.	17,654	581,574
SAL Saudi Logistics Services	1,775	85,091
Saudi Arabian Mining Co.(c)	78,042	1,234,183
Saudi Arabian Oil Co.(d)	390,736	2,715,095
Saudi Awwal Bank	47,896	412,578
Saudi Basic Industries Corp.	56,428	774,058
Saudi Energy Co.	60,072	284,596
Saudi Investment Bank	52,885	188,926
Saudi National Bank	199,355	2,052,220
Saudi Tadawul Group Holding Co.	3,018	106,271
Saudi Telecom Co.	140,261	1,614,204
Yanbu National Petrochemical Co.	28,244	221,028
		19,906,902
Singapore — 1.1%
CapitaLand Ascendas REIT	268,874	517,820
CapitaLand Integrated Commercial Trust	387,352	710,787
CapitaLand Investment Ltd.	169,500	326,681
DBS Group Holdings Ltd.	141,552	7,167,456
Grab Holdings Ltd., Class A(a)(c)	210,194	792,432
Keppel Ltd.	94,900	804,939
Oversea-Chinese Banking Corp. Ltd.	220,649	4,234,406
Sea Ltd., Class A, ADR(a)(c)	26,954	2,583,002
Sembcorp Industries Ltd.(a)	59,600	293,137
Singapore Airlines Ltd.	96,999	576,838
Singapore Exchange Ltd.	60,800	1,134,372
Singapore Technologies Engineering Ltd.	107,500	865,842
Singapore Telecommunications Ltd.	485,500	1,657,505
STMicroelectronics NV	43,833	3,242,371
United Overseas Bank Ltd.	76,500	2,355,803
		27,263,391
South Africa — 0.8%
Absa Group Ltd.	43,616	607,680
Bid Corp. Ltd.	22,557	615,016
Bidvest Group Ltd.	26,537	387,962
Capitec Bank Holdings Ltd.	6,152	1,786,016
Clicks Group Ltd.	17,239	239,399
Discovery Ltd.	39,416	636,471
FirstRand Ltd.	356,998	2,121,958
Gold Fields Ltd.	55,303	1,856,267
Harmony Gold Mining Co. Ltd.	31,269	478,444
Impala Platinum Holdings Ltd.	62,435	655,927
MTN Group Ltd.	107,631	1,499,001
Naspers Ltd., Class N, N Shares(a)	50,825	2,552,115
Nedbank Group Ltd.	29,672	489,008
Northam Platinum Holdings Ltd.	22,700	327,922
Master Portfolio Schedule of Investments
25

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
South Africa (continued)
OUTsurance Group Ltd.	85,253	$ 408,982
Pepkor Holdings Ltd.(d)	229,695	310,544
Remgro Ltd.	36,445	438,319
Sanlam Ltd.	134,467	724,299
Sasol Ltd.(c)	45,386	448,331
Shoprite Holdings Ltd.	33,941	611,704
Sibanye Stillwater Ltd.	183,684	390,277
Standard Bank Group Ltd.	81,685	1,612,476
Valterra Platinum Ltd.	17,193	1,155,490
Vodacom Group Ltd.	34,521	319,857
		20,673,465
South Korea — 7.8%
Alteogen, Inc.	2,403	562,490
Amorepacific Corp.	2,029	139,499
APR Corp.	1,548	388,405
Celltrion, Inc.	10,425	1,174,215
DB Insurance Co. Ltd.	2,516	219,223
Delivery Hero SE(c)(d)	11,225	459,358
Doosan Co. Ltd.	498	487,921
Doosan Enerbility Co. Ltd.(c)	30,236	1,722,650
Ecopro BM Co. Ltd.	3,551	330,922
Ecopro Co. Ltd.	6,793	474,161
Hana Financial Group, Inc.	19,600	1,464,001
Hankook Tire & Technology Co. Ltd.	4,552	183,625
Hanmi Semiconductor Co. Ltd.	2,974	504,101
Hanwha Aerospace Co. Ltd.	2,173	1,406,324
Hanwha Ocean Co. Ltd.(c)	10,303	676,443
Hanwha Systems Co. Ltd.	4,988	237,075
HD Hyundai Co. Ltd.	3,378	439,925
HD Hyundai Electric Co. Ltd.	1,373	880,754
HD Hyundai Heavy Industries Co. Ltd.	2,129	820,886
HD Korea Shipbuilding and Offshore Engineering Co. Ltd.	2,438	556,395
HLB, Inc.(c)	8,095	272,431
HMM Co. Ltd.	17,458	211,060
HYBE Co. Ltd.	1,754	219,621
Hyosung Heavy Industries Corp.	319	724,957
Hyundai Engineering & Construction Co. Ltd.	5,070	379,810
Hyundai Glovis Co. Ltd.	1,866	223,680
Hyundai Mobis Co. Ltd.	3,724	1,226,433
Hyundai Motor Co.	8,715	2,840,778
Hyundai Rotem Co. Ltd.	5,401	608,669
Industrial Bank of Korea	8,152	105,350
Kakao Corp.	19,152	431,868
KakaoBank Corp.	13,451	182,987
KB Financial Group, Inc.	24,292	2,513,425
Kia Corp.	16,285	1,470,823
Korea Aerospace Industries Ltd.	4,371	415,249
Korea Electric Power Corp.	17,450	420,462
Korea Investment Holdings Co. Ltd.	1,996	289,132
Korean Air Lines Co. Ltd.	6,369	114,150
Krafton, Inc.	1,856	284,600
KT&G Corp.	7,054	776,330
LG Chem Ltd.	3,388	621,053
LG Corp.	6,286	398,377
LG Display Co. Ltd.(c)	30,368	228,813
LG Electronics, Inc.	7,400	986,543
LG Energy Solution Ltd.(c)	3,209	759,202
LG Uplus Corp.	20,973	189,356
LIG Defense&Aerospace Co. Ltd.	833	386,579
LS Electric Co. Ltd.	4,870	763,923
Security	Shares	Value
South Korea (continued)
Meritz Financial Group, Inc.(c)	6,585	$ 452,305
Mirae Asset Securities Co. Ltd.	15,747	442,064
NAVER Corp.	9,116	1,182,834
NH Investment & Securities Co. Ltd.	5,312	102,129
POSCO Future M Co. Ltd.	1,987	228,255
POSCO Holdings, Inc.	5,002	1,033,403
Posco International Corp.	3,269	103,706
Samsung Biologics Co. Ltd.(c)(d)	736	665,380
Samsung C&T Corp.	5,289	1,637,604
Samsung Electro-Mechanics Co. Ltd.	3,991	5,779,921
Samsung Electronics Co. Ltd.	316,237	70,172,078
Samsung Episholdings Co. Ltd.(c)	485	135,701
Samsung Fire & Marine Insurance Co. Ltd.	1,953	788,096
Samsung Heavy Industries Co. Ltd.(c)	40,579	617,168
Samsung Life Insurance Co. Ltd.	5,945	1,565,453
Samsung SDI Co. Ltd.(c)	4,093	1,304,564
Samsung SDS Co. Ltd.	2,432	305,496
Samyang Foods Co. Ltd.	238	173,250
Shinhan Financial Group Co. Ltd.	29,169	1,828,885
SK Hynix, Inc.	37,336	65,882,441
SK Innovation Co. Ltd.(c)	4,534	279,635
SK Square Co. Ltd.	6,233	7,048,654
SK Telecom Co. Ltd.	8,148	464,394
SK, Inc.	2,218	1,216,270
S-Oil Corp.	2,657	182,377
Woori Financial Group, Inc.	41,683	787,242
Yuhan Corp.	3,378	153,838
		195,707,177
Spain — 2.2%
Acciona SA	2,033	644,108
ACS Actividades de Construccion y Servicios SA	13,240	1,947,031
Aena SME SA(d)	49,880	1,519,974
Amadeus IT Group SA	29,659	1,735,087
Banco Bilbao Vizcaya Argentaria SA	371,224	9,346,232
Banco de Sabadell SA	341,603	1,210,449
Banco Santander SA	959,906	13,323,346
Bankinter SA	43,554	729,348
CaixaBank SA	259,518	3,676,894
Cellnex Telecom SA(d)	29,789	890,562
EDP Renewables SA	22,229	359,096
Endesa SA	17,162	779,775
Iberdrola SA	422,668	10,520,027
Indra Sistemas SA(a)	6,534	358,387
Industria de Diseno Textil SA	72,007	4,538,768
Mapfre SA	59,364	293,917
Naturgy Energy Group SA	17,948	562,566
Redeia Corp. SA	20,753	352,601
Repsol SA	73,276	1,830,772
Telefonica SA	246,813	991,899
		55,610,839
Sweden — 1.8%
AddTech AB, Class B, B Shares	15,930	562,961
Alfa Laval AB	17,824	1,063,302
Assa Abloy AB, Class B	64,064	2,263,434
Atlas Copco AB, A Shares	178,533	3,618,684
Atlas Copco AB, B Shares	105,144	1,863,997
Beijer Ref AB, Class B	17,809	261,027
Boliden AB	18,097	1,022,544
Epiroc AB, Class A	50,228	1,378,092
Epiroc AB, Class B	22,861	530,594
EQT AB	30,790	871,035
26
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Sweden (continued)
Essity AB, Class B	38,540	$ 1,091,213
Evolution AB(c)(d)	7,312	501,931
Fastighets AB Balder, B Shares(c)	53,012	282,759
H & M Hennes & Mauritz AB, B Shares	32,400	557,339
Hexagon AB, Class B, B shares	142,977	1,182,898
Industrivarden AB, A Shares	7,028	394,299
Industrivarden AB, C Shares	8,323	457,086
Indutrade AB	17,623	364,674
Investment AB Latour, B Shares	7,649	152,001
Investor AB, Class B, B Shares	122,228	5,078,710
L E Lundbergforetagen AB, B Shares	6,442	371,365
Lifco AB, Class B, B Shares	16,700	547,322
Nibe Industrier AB, B Shares	96,157	357,442
Saab AB, Class B	18,976	989,302
Sagax AB, Class B	14,344	228,131
Sandvik AB	71,237	2,941,743
Securitas AB, B Shares	38,270	628,496
Skandinaviska Enskilda Banken AB, Class A	108,443	2,159,210
Skanska AB, B Shares	21,743	581,665
SKF AB, Class B, B Shares	23,338	599,479
Svenska Cellulosa AB SCA, Class B	36,503	373,318
Svenska Handelsbanken AB, A Shares	94,028	1,383,650
Swedbank AB, Class A, A Shares	57,146	2,134,737
Swedish Orphan Biovitrum AB(c)	12,780	609,187
Tele2 AB, Class B, B Shares	38,108	663,155
Telefonaktiebolaget LM Ericsson, B Shares(a)	177,219	1,987,456
Telia Co. AB	153,059	745,526
Trelleborg AB, B Shares	15,629	651,165
Volvo AB, B Shares	104,520	3,555,325
		45,006,254
Switzerland — 4.5%
ABB Ltd., Class N, Registered Shares	106,258	11,558,664
Alcon AG	32,153	2,168,074
Avolta AG, Class N	6,282	419,681
Banque Cantonale Vaudoise, Registered Shares	1,876	274,650
Barry Callebaut AG, Class N, Registered Shares	187	258,584
Belimo Holding AG, Registered Shares	606	681,373
BKW AG	1,298	218,253
Chocoladefabriken Lindt & Spruengli AG	69	801,557
Chocoladefabriken Lindt & Spruengli AG, Class N, Registered Shares	7	831,683
Cie Financiere Richemont SA, Class A, Registered Shares	35,416	8,175,018
DSM-Firmenich AG(a)	13,112	1,244,556
EMS-Chemie Holding AG, Registered Shares	751	643,756
Galderma Group AG	11,971	2,722,773
Geberit AG, Class N, Registered Shares	2,345	1,564,857
Givaudan SA, Class N, Registered Shares	638	2,698,585
Helvetia Baloise Holding AG	5,738	1,479,819
Julius Baer Group Ltd., Class N	13,632	1,177,803
Kuehne & Nagel International AG, Registered Shares	3,317	804,842
Logitech International SA, Class N, Registered Shares	10,708	1,004,501
Lonza Group AG, Registered Shares	4,913	3,314,330
Nestle SA, Class N, Registered Shares	172,036	17,644,896
Novartis AG, Class N, Registered Shares	124,915	19,523,253
Partners Group Holding AG	1,533	1,255,656
Sandoz Group AG	28,675	2,590,900
Schindler Holding AG	2,228	738,574
Schindler Holding AG, Class N, Registered Shares	2,508	797,261
SGS SA, Registered Shares	10,697	1,240,456
Sika AG, Registered Shares	9,862	2,033,701
Sonova Holding AG, Registered Shares	2,967	704,196
Security	Shares	Value
Switzerland (continued)
Straumann Holding AG, Registered Shares	8,082	$ 1,062,362
Swatch Group AG, Class BR	1,839	449,430
Swiss Life Holding AG, Class N, Registered Shares	1,969	2,164,461
Swiss Prime Site AG, Registered Shares	4,882	796,627
Swisscom AG, Class N, Registered Shares	1,910	1,473,232
UBS Group AG, Registered Shares	215,056	10,658,414
VAT Group AG(d)	1,869	1,638,964
Zurich Insurance Group AG, Class N	9,594	7,096,035
		113,911,777
Taiwan — 9.3%
Accton Technology Corp.	36,000	2,871,437
Advantech Co. Ltd.	28,769	448,824
Alchip Technologies Ltd.	5,000	669,651
ASE Technology Holding Co. Ltd.	223,343	4,984,244
Asia Vital Components Co. Ltd.	25,000	2,022,255
ASPEED Technology, Inc.	2,000	1,055,316
Asustek Computer, Inc.	45,220	1,003,550
Bizlink Holding, Inc.	11,000	674,082
Caliway Biopharmaceuticals Co. Ltd.(c)	67,000	212,293
Cathay Financial Holding Co. Ltd.	661,622	2,051,818
Chailease Holding Co. Ltd.	120,078	444,096
Chang Hwa Commercial Bank Ltd.	319,164	241,353
China Steel Corp.	818,638	485,294
Chroma ATE, Inc.	24,000	1,667,843
Chunghwa Telecom Co. Ltd.	213,000	945,436
CTBC Financial Holding Co. Ltd.	1,043,601	2,339,240
Delta Electronics, Inc.	131,000	8,227,292
E Ink Holdings, Inc.	58,000	396,082
E.Sun Financial Holding Co. Ltd.	877,177	951,889
Elite Material Co. Ltd.	20,000	3,457,610
eMemory Technology, Inc.	5,000	470,954
Eva Airways Corp.	170,000	241,078
Evergreen Marine Corp. Taiwan Ltd.	74,055	429,948
Far EasTone Telecommunications Co. Ltd.	144,000	474,904
First Financial Holding Co. Ltd.	766,754	790,803
Formosa Chemicals & Fibre Corp.	218,360	375,883
Formosa Plastics Corp.	244,040	418,598
Fortune Electric Co. Ltd.	12,100	298,724
Fubon Financial Holding Co. Ltd.	527,142	2,153,458
Gigabyte Technology Co. Ltd.	34,000	371,484
Global Unichip Corp.	8,000	1,240,569
Globalwafers Co. Ltd.	17,000	548,689
Gold Circuit Electronics Ltd.	19,000	729,669
Hon Hai Precision Industry Co. Ltd.	804,800	6,422,055
Hon Precision, Inc.	5,000	1,027,266
Hotai Motor Co. Ltd.	18,360	269,874
Hua Nan Financial Holdings Co. Ltd.	606,547	727,467
Innolux Corp.	472,479	1,045,687
International Games System Co. Ltd.	10,000	249,071
Inventec Corp.	168,470	357,163
Jentech Precision Industrial Co. Ltd.	6,000	658,982
KGI Financial Holding Co. Ltd.	1,105,133	1,004,096
King Slide Works Co. Ltd.	4,000	937,319
King Yuan Electronics Co. Ltd.	83,000	898,249
Largan Precision Co. Ltd.	7,000	948,256
Lite-On Technology Corp.	149,816	1,060,287
Lotes Co. Ltd.	7,000	472,119
MediaTek, Inc.	98,255	13,388,686
Mega Financial Holding Co. Ltd.	736,470	1,070,403
MPI Corp.	6,000	1,173,431
Nan Ya Plastics Corp.	364,790	1,941,788
Novatek Microelectronics Corp.	48,000	811,763
Master Portfolio Schedule of Investments
27

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan (continued)
Pegatron Corp.	116,000	$ 306,874
PharmaEssentia Corp.	17,755	749,873
President Chain Store Corp.	40,000	280,531
Quanta Computer, Inc.	180,000	2,098,529
Realtek Semiconductor Corp.	25,240	644,238
Shanghai Commercial & Savings Bank Ltd.	309,075	415,800
SinoPac Financial Holdings Co. Ltd.	675,755	852,255
Taiwan Business Bank	487,736	272,787
Taiwan Cooperative Financial Holding Co. Ltd.	769,629	602,221
Taiwan Mobile Co. Ltd.	97,800	357,673
Taiwan Semiconductor Manufacturing Co. Ltd.	1,661,000	131,036,707
TCC Group Holdings Co. Ltd.	314,240	238,349
TS Financial Holding Co. Ltd.	1,399,200	1,469,014
Unimicron Technology Corp.	104,300	3,592,921
Uni-President Enterprises Corp.	269,950	632,990
United Microelectronics Corp.	761,000	4,081,852
Vanguard International Semiconductor Corp.	68,765	474,804
Wan Hai Lines Ltd.	75,215	187,381
Wistron Corp.	194,000	978,615
Wiwynn Corp.	7,000	1,034,037
Yageo Corp.	109,488	3,994,020
Yang Ming Marine Transport Corp.	104,000	170,036
Yuanta Financial Holding Co. Ltd.	695,162	1,445,830
Zhen Ding Technology Holding Ltd.	71,710	1,444,435
		235,520,100
Thailand — 0.3%
Advanced Info Service PCL, NVDR	57,600	638,105
Airports of Thailand PCL, NVDR	298,400	581,139
Bangkok Dusit Medical Services PCL, NVDR(a)	881,900	513,696
Bumrungrad Hospital PCL, NVDR	54,300	308,850
Central Pattana PCL, NVDR	105,500	213,778
Charoen Pokphand Foods PCL, NVDR	204,000	120,550
CP ALL PCL, NVDR	384,600	543,932
Delta Electronics Thailand PCL, NVDR	220,000	2,193,564
Gulf Development PCL, NVDR	328,854	610,985
Kasikornbank PCL, NVDR	29,400	193,340
Krung Thai Bank PCL, NVDR	285,275	327,455
Minor International PCL, NVDR	147,580	110,330
PTT Exploration & Production PCL, NVDR(a)	109,022	438,154
PTT PCL, NVDR	574,500	614,590
SCB X PCL, NVDR(a)	41,800	186,727
Siam Cement PCL, NVDR	54,100	399,098
True Corp. PCL, NVDR	639,625	249,003
		8,243,296
Turkey — 0.1%
Akbank TAS, Class A	213,323	353,116
Aselsan Elektronik Sanayi Ve Ticaret AS, Class A	93,534	691,786
BIM Birlesik Magazalar AS, Class A	49,206	385,945
Eregli Demir ve Celik Fabrikalari TAS, Class A	191,444	166,620
Haci Omer Sabanci Holding A/S, Class A	71,332	149,471
KOC Holding A/S, Class A	53,193	221,460
Turk Hava Yollari AO, Class A	33,173	232,587
Turkcell Iletisim Hizmetleri A/S, Class A(a)	84,603	195,298
Turkiye Is Bankasi A/S, Class C	570,904	181,640
Turkiye Petrol Rafinerileri A/S, Class A	67,360	327,371
		2,905,294
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	208,923	823,158
Abu Dhabi Islamic Bank PJSC	109,255	615,728
Abu Dhabi National Oil Co. for Distribution PJSC	221,793	236,816
Security	Shares	Value
United Arab Emirates (continued)
ADNOC Drilling Co. PJSC	149,615	$ 233,502
Adnoc Gas PLC	301,258	282,286
ADNOC Logistics & Services	132,926	217,984
Air Arabia PJSC	195,108	289,789
Aldar Properties PJSC	267,840	604,398
Dubai Electricity & Water Authority PJSC	263,161	199,267
Dubai Islamic Bank PJSC	183,484	372,299
Emaar Development PJSC	83,510	314,632
Emaar Properties PJSC	440,123	1,430,482
Emirates NBD Bank PJSC	136,696	1,101,719
Emirates Telecommunications Group Co. PJSC	204,182	1,068,201
First Abu Dhabi Bank PJSC	290,073	1,343,936
Salik Co. PJSC	113,900	182,501
		9,316,698
United Kingdom — 7.2%
3i Group PLC	66,926	2,200,786
Admiral Group PLC	17,979	849,125
Anglo American PLC	74,935	3,675,744
Associated British Foods PLC	23,283	612,076
AstraZeneca PLC	101,364	18,925,084
Aviva PLC	201,671	1,738,764
BAE Systems PLC	192,988	4,729,485
Barclays PLC	908,494	6,087,818
British American Tobacco PLC	141,478	8,755,079
BT Group PLC	388,938	981,204
Bunzl PLC	20,283	707,852
Centrica PLC	313,897	711,366
CK Hutchison Holdings Ltd.	160,508	1,360,407
Coca-Cola Europacific Partners PLC(a)	13,747	1,375,662
Compass Group PLC	111,917	3,615,964
Diageo PLC	140,006	2,819,733
GSK PLC	268,920	7,059,924
Haleon PLC	555,958	2,561,935
Halma PLC	23,333	1,219,578
HSBC Holdings PLC	1,154,525	21,831,246
Imperial Brands PLC	50,509	1,866,754
Informa PLC	78,635	943,428
International Consolidated Airlines Group SA, Class DI	82,738	525,232
Intertek Group PLC	11,608	893,561
J Sainsbury PLC(a)	105,979	449,733
Kingfisher PLC(a)	116,835	438,677
Land Securities Group PLC	46,321	399,062
Legal & General Group PLC	355,752	1,348,786
Lloyds Banking Group PLC	3,897,520	5,704,124
London Stock Exchange Group PLC	29,509	3,190,382
M&G PLC	146,275	652,584
Marks & Spencer Group PLC	144,081	711,232
Melrose Industries PLC	90,172	568,593
National Grid PLC	316,033	5,212,560
NatWest Group PLC	542,373	4,785,871
Next PLC	8,135	1,569,589
Pearson PLC	28,728	456,526
Reckitt Benckiser Group PLC	42,160	2,746,031
RELX PLC	123,318	3,897,442
Rentokil Initial PLC	180,411	1,025,991
Rolls-Royce Holdings PLC	569,998	10,926,655
Sage Group PLC	62,709	680,334
Schroders PLC	35,228	274,587
Segro PLC	79,438	921,529
Severn Trent PLC	23,046	902,231
Shell PLC	374,348	14,545,283
28
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Smith & Nephew PLC	58,997	$ 852,636
Smiths Group PLC	22,773	773,592
Spirax Group PLC	5,254	476,662
SSE PLC	82,192	2,651,722
Standard Chartered PLC	125,207	3,385,916
Standard Life PLC	43,508	480,960
Tesco PLC	422,823	2,577,569
Unilever PLC	142,950	8,586,659
United Utilities Group PLC	45,859	795,746
Verisure PLC(c)	26,171	291,767
Vodafone Group PLC	1,300,743	1,721,613
Wise Group PLC, Class A(c)	43,815	525,231
		180,575,682
United States — 2.0%
Aegon Ltd.	76,374	649,972
BeOne Medicines Ltd., Class H(c)	52,069	1,134,887
BP PLC	1,030,564	6,352,128
Buzzi SpA	4,945	253,295
Experian PLC	60,545	2,040,584
Ferrovial NV	32,535	2,229,967
GFL Environmental, Inc.	15,379	565,496
Holcim AG	34,642	3,123,415
InterContinental Hotels Group PLC	10,033	1,724,498
JBS NV, Class A(a)	22,186	262,904
Legend Biotech Corp., ADR(c)	4,843	139,866
Octave Intelligence PLC(a)(c)	14,297	230,607
Qiagen NV	15,728	608,424
Roche Holding AG	47,237	19,418,482
Roche Holding AG, Class BR	1,956	819,484
Spotify Technology SA(c)	10,750	4,935,647
Stellantis NV(c)	126,840	724,551
Sunbelt Rentals Holdings, Inc.	27,334	1,993,970
Swiss Re AG	20,045	3,186,151
Tenaris SA	28,480	788,392
		51,182,720
Zambia — 0.1%
First Quantum Minerals Ltd.(c)	50,384	1,376,257
Total Common Stocks — 98.9% (Cost: $1,215,829,393)		2,491,134,023
Preferred Securities
Preferred Stocks — 0.9%
Brazil — 0.3%
Axia Energia SA, Class C(c)	24,337	249,905
Banco Bradesco SA	310,823	1,089,804
Cia Energetica de Minas Gerais	69,520	146,385
Gerdau SA	93,741	377,339
Itau Unibanco Holding SA	381,337	3,115,819
Itausa SA	368,642	955,471
Petroleo Brasileiro SA - Petrobras	297,187	2,176,098
		8,110,821
Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	9,655	716,822
Colombia — 0.0%
Grupo Cibest SA	28,795	569,461
Germany — 0.2%
Bayerische Motoren Werke AG	2,675	176,128
Security	Shares	Value
Germany (continued)
Dr. Ing hc F Porsche AG(a)	13,016	$ 649,808
Henkel AG & Co. KGaA	10,463	879,935
Porsche Automobil Holding SE	10,266	317,092
Sartorius AG	1,834	481,147
Volkswagen AG	14,682	1,177,809
		3,681,919
South Korea — 0.3%
Hyundai Motor Co., Preference Shares	5,112	723,461
Samsung Electronics Co. Ltd.	53,354	7,524,106
		8,247,567
Total Preferred Securities — 0.9% (Cost: $11,877,696)		21,326,590
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 07/27/26)(c)	13,240	27,790
Total Rights — 0.0% (Cost: $28,220)		27,790
Warrants
Canada — 0.0%
Constellation Software, Inc., (Issued 08/29/23, 1 Share for 1 Warrant, Expires 03/31/40, Strike Price CAD 11.50)(c)(e)	1,354	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 99.8% (Cost: $1,227,735,309)		2,512,488,403
Short-Term Securities
Money Market Funds — 2.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(g)(h)(i)	52,891,701	52,907,569
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(g)(h)	13,168,560	13,168,560
Total Short-Term Securities — 2.6% (Cost: $66,075,962)		66,076,129
Total Investments — 102.4% (Cost: $1,293,811,271)		2,578,564,532
Liabilities in Excess of Other Assets — (2.4)%		(60,507,826)
Net Assets — 100.0%		$ 2,518,056,706

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Master Portfolio.
Master Portfolio Schedule of Investments
29

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio

(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 69,296,295	$ —	$ (16,380,611)(a)	$ (8,281)	$ 166	$ 52,907,569	52,891,701	$ 273,236 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	19,386,925	—	(6,218,365)(a)	—	—	13,168,560	13,168,560	286,046	—
				$ (8,281)	$ 166	$ 66,076,129		$ 559,282	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index Mini	25	09/17/26	$ 1,812	$ 902
MSCI EAFE Index	86	09/18/26	13,525	(102,517)
MSCI Emerging Markets Index	90	09/18/26	7,908	(134,899)
				$ (236,514)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$ —	$ —	$ 902	$ —	$ —	$ —	$ 902
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 237,416	$ —	$ —	$ —	$ 237,416

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

30
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 4,067,682	$ —	$ —	$ —	$ 4,067,682
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (232,410)	$ —	$ —	$ —	$ (232,410)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$27,408,203
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 108,032,023	$ —	$ 108,032,023
Austria	—	4,866,617	—	4,866,617
Belgium	—	13,161,228	—	13,161,228
Brazil	27,144,004	482,436	—	27,626,440
Canada	190,256,426	4,099,084	—	194,355,510
Chile	3,827,654	1,420,479	—	5,248,133
China	8,175,125	155,687,456	—	163,862,581
Colombia	626,580	—	—	626,580
Congo	352,473	—	—	352,473
Czech Republic	486,012	881,495	—	1,367,507
Denmark	2,561,771	22,534,289	—	25,096,060
Egypt	—	462,200	—	462,200
Finland	—	17,980,949	—	17,980,949
France	—	137,950,180	—	137,950,180
Germany	—	122,672,475	—	122,672,475
Greece	—	3,994,002	—	3,994,002
Guatemala	311,579	—	—	311,579
Hong Kong	359,774	23,771,783	—	24,131,557
Hungary	357,212	2,721,647	—	3,078,859
India	3,424,404	89,576,693	—	93,001,097
Indonesia	724,448	3,230,531	—	3,954,979
Ireland	1,738,281	4,684,587	—	6,422,868
Israel	3,356,386	13,600,644	—	16,957,030
Italy	878,142	48,351,166	—	49,229,308
Ivory Coast	—	721,246	—	721,246
Japan	714,454	346,294,950	—	347,009,404
Kuwait	—	4,450,325	—	4,450,325
Luxembourg	198,060	2,425,744	—	2,623,804
Macau	—	899,082	—	899,082
Malaysia	475,103	6,962,581	—	7,437,684
Mexico	14,959,618	569,566	—	15,529,184
Netherlands	6,847,703	82,301,254	—	89,148,957
New Zealand	—	2,958,050	—	2,958,050
Master Portfolio Schedule of Investments
31

Schedule of Investments (unaudited)(continued)
June 30, 2026
Total International ex U.S. Index Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Nigeria	$ —	$ 352,026	$ —	$ 352,026
Norway	1,544,319	6,369,773	—	7,914,092
Peru	2,354,722	—	—	2,354,722
Philippines	111,083	2,383,176	—	2,494,259
Poland	—	8,260,152	—	8,260,152
Portugal	—	2,776,090	—	2,776,090
Qatar	659,733	3,260,739	—	3,920,472
Romania	—	342,237	—	342,237
Russia	—	—	150	150
Saudi Arabia	2,735,959	17,170,943	—	19,906,902
Singapore	3,375,434	23,887,957	—	27,263,391
South Africa	3,213,860	17,459,605	—	20,673,465
South Korea	490,285	195,216,892	—	195,707,177
Spain	—	55,610,839	—	55,610,839
Sweden	—	45,006,254	—	45,006,254
Switzerland	831,683	113,080,094	—	113,911,777
Taiwan	—	235,520,100	—	235,520,100
Thailand	—	8,243,296	—	8,243,296
Turkey	691,786	2,213,508	—	2,905,294
United Arab Emirates	—	9,316,698	—	9,316,698
United Kingdom	2,087,028	178,488,654	—	180,575,682
United States	6,134,520	45,048,200	—	51,182,720
Zambia	1,376,257	—	—	1,376,257
Preferred Securities
Preferred Stocks
South Korea	—	8,247,567	—	8,247,567
Brazil	8,110,821	—	—	8,110,821
Chile	716,822	—	—	716,822
Germany	—	3,681,919	—	3,681,919
Colombia	569,461	—	—	569,461
Rights	27,790	—	—	27,790
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	66,076,129	—	—	66,076,129
	$ 368,882,901	$ 2,209,681,481	$ 150	$ 2,578,564,532
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 902	$ —	$ —	$ 902
Liabilities
Equity Contracts	(237,416)	—	—	(237,416)
	$ (236,514)	$ —	$ —	$ (236,514)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
32
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2026

Total International ex U.S. Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 2,512,488,403
Investments, at value — affiliated(c)	66,076,129
Cash pledged for futures contracts	1,125,000
Foreign currency, at value(d)	5,685,172
Receivables:
Securities lending income — affiliated	51,255
Dividends — unaffiliated	3,940,325
Dividends — affiliated	41,989
Variation margin on futures contracts	161,590
Prepaid expenses	1,455
Total assets	2,589,571,318
LIABILITIES
Bank overdraft	5,856
Collateral on securities loaned	52,864,229
Payables:
Investments purchased	28,228
Accounting services fees	114,164
Withdrawals to investors	14,960,357
Deferred foreign capital gain tax	3,422,259
Investment advisory fees	61,062
Trustees’ fees	2,630
Other accrued expenses	16,077
Professional fees	39,750
Total liabilities	71,514,612
Commitments and contingent liabilities
NET ASSETS	$ 2,518,056,706
NET ASSETS CONSIST OF
Investors’ capital	$ 1,237,032,832
Net unrealized appreciation (depreciation)	1,281,023,874
NET ASSETS	$ 2,518,056,706
(a) Investments, at cost—unaffiliated	$1,227,735,308
(b) Securities loaned, at value	$50,942,186
(c) Investments, at cost—affiliated	$66,075,963
(d) Foreign currency, at cost	$5,727,673
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities
33

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

Total International ex U.S. Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$37,999,162
Dividends — affiliated	286,046
Securities lending income — affiliated — net	273,236
Foreign taxes withheld	(6,001,815)
Total investment income	32,556,629
EXPENSES
Investment advisory	351,298
Accounting services	232,716
Professional	36,708
Trustees	12,621
Printing and postage	8,777
Miscellaneous	21,242
Total expenses	663,362
Less fees waived and/or reimbursed by the Manager	(5,538)
Total expenses after fees waived and/or reimbursed	657,824
Net investment income	31,898,805
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated(a)	(2,551,903)
Investments — affiliated	(8,281)
Foreign currency transactions	(54,444)
Futures contracts	4,067,682
1,453,054
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated(b)	290,431,943
Investments — affiliated	166
Foreign currency translations	(76,421)
Futures contracts	(232,410)
290,123,278
Net realized and unrealized gain	291,576,332
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$323,475,137
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$(12,391)
(b) Net of reduction in deferred foreign capital gain tax of	$997,985
See notes to financial statements.
34
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$31,898,805	$50,990,550
Net realized gain	1,453,054	16,458,917
Net change in unrealized appreciation (depreciation)	290,123,278	476,824,900
Net increase in net assets resulting from operations	323,475,137	544,274,367
CAPITAL TRANSACTIONS
Proceeds from contributions	308,958,769	584,178,132
Value of withdrawals	(282,723,016)	(801,783,032)
Net increase (decrease) in net assets derived from capital transactions	26,235,753	(217,604,900)
NET ASSETS
Total increase in net assets	349,710,890	326,669,467
Beginning of period	2,168,345,816	1,841,676,349
End of period	$2,518,056,706	$2,168,345,816
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets
35

Financial Highlights
(unaudited)

Total International ex U.S. Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	14.76%(a)	32.67%	5.27%	15.28%	(16.31)%	7.70%
Ratios to Average Net Assets(b)
Total expenses	0.06%(c)	0.07%	0.07%	0.08%	0.08%	0.07%
Total expenses after fees waived and/or reimbursed	0.06%(c)	0.07%	0.07%	0.08%	0.07%	0.07%
Total expenses after fees waived and/or reimbursed and excluding interest expense and fees	0.06%(c)	0.06%	0.06%	0.08%	0.07%	0.07%
Net investment income	2.72%(c)	2.57%	2.72%	2.85%	2.98%	2.44%
Supplemental Data
Net assets, end of period (000)	$2,518,057	$2,168,346	$1,841,676	$1,747,420	$1,501,275	$1,403,202
Portfolio turnover rate	2%	13%	14%	29%	28%	13%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
36
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. Total International ex U.S. Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments.  The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio
Master Portfolio Notes to Financial Statements
37

Notes to Financial Statements (unaudited) (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
38
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Master Portfolio. Certain information made available by a Private Company is as of a date that is earlier than the date the Master Portfolio is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Master Portfolio could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
Master Portfolio Notes to Financial Statements
39

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 33,327	$ (33,327)	$ —	$ —
Barclays Capital, Inc.	401,341	(401,341)	—	—
BNP Paribas SA	1,830,093	(1,830,093)	—	—
Citigroup Global Markets Ltd.	550,870	(550,870)	—	—
Goldman Sachs & Co. LLC	16,098,834	(16,098,834)	—	—
Goldman Sachs International	619,890	(619,890)	—	—
HSBC Bank PLC	997,301	(997,301)	—	—
J.P. Morgan Securities LLC	9,387,958	(9,387,958)	—	—
J.P. Morgan Securities PLC	255,482	(255,482)	—	—
Jefferies LLC	1,289,933	(783,599)	—	506,334
Macquarie Bank Ltd.	3,510,345	(3,510,345)	—	—
Morgan Stanley	496,140	(496,140)	—	—
National Financial Services LLC	888,726	(877,185)	—	11,541
Nomura Securities International, Inc.	308,584	(308,584)	—	—
SG Americas Securities LLC	98,297	(98,297)	—	—
State Street Bank & Trust Co.	9,484,124	(9,484,124)	—	—
TD Securities (USA) LLC	43,514	(43,514)	—	—
UBS AG	282,713	(282,713)	—	—
Wells Fargo Bank N.A.	2,957,530	(2,957,530)	—	—
Wells Fargo Securities LLC	1,407,184	(1,407,184)	—	—
	$ 50,942,186	$ (50,424,311)	$ —	$ 517,875

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Master Portfolio subsequent to period end in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
40
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.03% of the average daily value of the Master Portfolio’s net assets.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  With respect to the Master Portfolio, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of MIP, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived and/or reimbursed was $5,538.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The SEC has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $67,060 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
Total International ex U.S. Index Master Portfolio	$ 17,141,871	$ 2,949,630	$ (168,858)
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $105,187,882 and $41,164,620, respectively.
Master Portfolio Notes to Financial Statements
41

Notes to Financial Statements (unaudited) (continued)

8.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Total International ex U.S. Index Master Portfolio	$ 1,345,038,177	$ 1,335,368,720	$ (102,078,879)	$ 1,233,289,841
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio investsin securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Master Portfolio could receive upon the sale of any particular portfolio investment may differ from the Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant
42
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Master Portfolio, and the Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
43

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust and MIP is paid by the Trust and MIP, on behalf of the Fund/Master Portfolio.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
44
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information
45

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of Total International ex U.S. Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund investment advisor. iShares MSCI Total International Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Fund on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open,
46
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Master Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and  (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center, and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Disclosure of Investment Advisory Agreement
47

Disclosure of Investment Advisory Agreement (continued)

Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
48
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
ADR	American Depositary Receipt
CD	Certificate of Deposit
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
SRF	State Revolving Fund
Glossary of Terms Used in these Financial Statements
49

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Want to know more?
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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares U.S. Aggregate Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Statement of Assets and Liabilities (unaudited)
June 30, 2026

iShares U.S. Aggregate Bond Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 3,293,777,884
Receivables:
Capital shares sold	15,579,713
Total assets	3,309,357,597
LIABILITIES
Payables:
Administration fees	42,034
Capital shares redeemed	5,354,711
Contributions to the Master Portfolio	10,225,002
Income dividend distributions	1,846,186
Professional fees	5,864
Service fees	37,683
Total liabilities	17,511,480
Commitments and contingent liabilities
NET ASSETS	$ 3,291,846,117
NET ASSETS CONSIST OF
Paid-in capital	$ 3,584,084,753
Accumulated loss	(292,238,636)
NET ASSETS	$ 3,291,846,117
Fund Statement of Assets and Liabilities

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2026

iShares U.S. Aggregate Bond Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 165,120,965
Shares outstanding	18,226,662
Net asset value	$ 9.06
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 172,037,096
Shares outstanding	18,991,707
Net asset value	$ 9.06
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 15,469,019
Shares outstanding	1,708,044
Net asset value	$ 9.06
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 2,939,219,037
Shares outstanding	324,215,425
Net asset value	$ 9.07
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

iShares U.S. Aggregate Bond Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — affiliated	$2,498,084
Interest — unaffiliated	70,541,191
Securities lending income — affiliated — net	239,224
Foreign taxes withheld	535
Expenses	(756,749)
Fees waived	77,367
Total investment income	72,599,652
FUND EXPENSES
Administration — class specific	268,756
Service — class specific	231,949
Professional	5,866
Miscellaneous	4,635
Total expenses	511,206
Less fees waived and/or reimbursed by the Administrator	(5,866)
Total expenses after fees waived and/or reimbursed	505,340
Net investment income	72,094,312
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	(31,911,717)
Investments — affiliated	(26,065)
(31,937,782)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(15,069,516)
Investments — affiliated	(41,506)
(15,111,022)
Net realized and unrealized loss	(47,048,804)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,045,508
See notes to financial statements.
Fund Statement of Operations

Statements of Changes in Net Assets

	iShares U.S. Aggregate Bond Index Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$72,094,312	$125,677,576
Net realized loss	(31,937,782)	(12,327,409)
Net change in unrealized appreciation (depreciation)	(15,111,022)	110,330,803
Net increase in net assets resulting from operations	25,045,508	223,680,970
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(3,212,409)	(6,956,201)
Investor A	(3,117,052)	(6,181,678)
Investor P	(250,713)	(385,131)
Class K	(64,170,469)	(110,866,137)
Decrease in net assets resulting from distributions to shareholders	(70,750,643)	(124,389,147)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(421,424,933)	633,483,745
NET ASSETS
Total increase (decrease) in net assets	(467,130,068)	732,775,568
Beginning of period	3,758,976,185	3,026,200,617
End of period	$3,291,846,117	$3,758,976,185

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.17	$8.90	$9.10	$8.89	$10.48	$10.89
Net investment income(a)	0.18	0.35	0.33	0.28	0.20	0.19
Net realized and unrealized gain (loss)	(0.11)	0.26	(0.21)	0.21	(1.56)	(0.39)
Net increase (decrease) from investment operations	0.07	0.61	0.12	0.49	(1.36)	(0.20)
Distributions(b)
From net investment income	(0.18)	(0.34)	(0.32)	(0.28)	(0.23)	(0.21)
From net realized gain	—	—	—	—	—	(0.00)(c)
Return of capital	—	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.18)	(0.34)	(0.32)	(0.28)	(0.23)	(0.21)
Net asset value, end of period	$9.06	$9.17	$8.90	$9.10	$8.89	$10.48
Total Return(d)
Based on net asset value	0.73%(e)	6.98%	1.35%	5.66%	(13.09)%	(1.85)%
Ratios to Average Net Assets(f)(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.09%
Total expenses after fees waived and/or reimbursed	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.09%
Net investment income	3.95%(h)	3.81%	3.61%	3.16%	2.13%	1.75%
Supplemental Data
Net assets, end of period (000)	$165,121	$164,467	$198,011	$226,387	$248,151	$419,040
Portfolio turnover rate of the Master Portfolio(i)	46%	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	29%	56%	58%	44%	93%	89%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.17	$8.90	$9.10	$8.89	$10.48	$10.89
Net investment income(a)	0.17	0.32	0.30	0.26	0.18	0.16
Net realized and unrealized gain (loss)	(0.11)	0.27	(0.20)	0.21	(1.57)	(0.39)
Net increase (decrease) from investment operations	0.06	0.59	0.10	0.47	(1.39)	(0.23)
Distributions(b)
From net investment income	(0.17)	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
From net realized gain	—	—	—	—	—	(0.00)(c)
Return of capital	—	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.17)	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
Net asset value, end of period	$9.06	$9.17	$8.90	$9.10	$8.89	$10.48
Total Return(d)
Based on net asset value	0.60%(e)	6.71%	1.10%	5.39%	(13.31)%	(2.09)%
Ratios to Average Net Assets(f)(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.34%
Net investment income	3.70%(h)	3.57%	3.36%	2.93%	1.90%	1.46%
Supplemental Data
Net assets, end of period (000)	$172,037	$179,284	$159,165	$131,280	$96,331	$144,418
Portfolio turnover rate of the Master Portfolio(i)	46%	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	29%	56%	58%	44%	93%	89%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.17	$8.89	$9.09	$8.89	$10.48	$10.89
Net investment income(a)	0.17	0.32	0.30	0.26	0.18	0.16
Net realized and unrealized gain (loss)	(0.11)	0.28	(0.20)	0.20	(1.57)	(0.39)
Net increase (decrease) from investment operations	0.06	0.60	0.10	0.46	(1.39)	(0.23)
Distributions(b)
From net investment income	(0.17)	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
From net realized gain	—	—	—	—	—	(0.00)(c)
Return of capital	—	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.17)	(0.32)	(0.30)	(0.26)	(0.20)	(0.18)
Net asset value, end of period	$9.06	$9.17	$8.89	$9.09	$8.89	$10.48
Total Return(d)
Based on net asset value	0.60%(e)	6.83%	1.10%	5.28%	(13.31)%	(2.09)%
Ratios to Average Net Assets(f)(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.34%
Total expenses after fees waived and/or reimbursed	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.34%
Net investment income	3.70%(h)	3.56%	3.36%	2.93%	1.91%	1.50%
Supplemental Data
Net assets, end of period (000)	$15,469	$13,049	$8,893	$7,986	$7,148	$8,461
Portfolio turnover rate of the Master Portfolio(i)	46%	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	29%	56%	58%	44%	93%	89%
See notes to financial statements.
Fund Financial Highlights

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Aggregate Bond Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$9.18	$8.90	$9.10	$8.90	$10.49	$10.90
Net investment income(a)	0.18	0.35	0.33	0.29	0.21	0.19
Net realized and unrealized gain (loss)	(0.11)	0.28	(0.20)	0.20	(1.57)	(0.39)
Net increase (decrease) from investment operations	0.07	0.63	0.13	0.49	(1.36)	(0.20)
Distributions(b)
From net investment income	(0.18)	(0.35)	(0.33)	(0.29)	(0.23)	(0.21)
From net realized gain	—	—	—	—	—	(0.00)(c)
Return of capital	—	—	—	(0.00)(c)	—	(0.00)(c)
Total distributions	(0.18)	(0.35)	(0.33)	(0.29)	(0.23)	(0.21)
Net asset value, end of period	$9.07	$9.18	$8.90	$9.10	$8.90	$10.49
Total Return(d)
Based on net asset value	0.75%(e)	7.15%	1.40%	5.59%	(13.03)%	(1.80)%
Ratios to Average Net Assets(f)(g)
Total expenses	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.04%
Total expenses after fees waived and/or reimbursed	0.05%(h)	0.05%	0.05%	0.05%	0.05%	0.04%
Net investment income	4.00%(h)	3.87%	3.66%	3.22%	2.23%	1.80%
Supplemental Data
Net assets, end of period (000)	$2,939,219	$3,402,176	$2,660,131	$2,255,466	$1,875,627	$2,014,141
Portfolio turnover rate of the Master Portfolio(i)	46%	93%	105%	78%	161%	175%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	29%	56%	58%	44%	93%	89%
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares U.S. Aggregate Bond Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund seeks to achieve its investment objective by investing all of its assets in U.S. Total Bond Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2026, the percentage of the Master Portfolio owned by the Fund was 100.0%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional and Class K Shares are sold only to certain eligible investors.  Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares. Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Investor A and Class K Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly.  Distributions of capital gains are recorded on the ex-dividend dates and made at least annually.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
Fund Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the Fund as follows:
	Institutional	Investor A	Investor P	Class K
Administration fees - class specific	0.06%	0.06%	0.06%	0.01%
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Investor A	Investor P	Class K	Total
Administration fees — class specific	$ 49,679	$ 51,528	$ 4,140	$ 163,409	$ 268,756
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.  For the six months ended June 30, 2026, BAL did not waive any amount.
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Investor A	0.25%
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service fees borne directly by each share class of the Fund:
Fund Name	Investor A	Investor P	Total
iShares U.S. Aggregate Bond Index Fund	$ 214,698	$ 17,251	$ 231,949
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $2,339.
Expense Limitations, Waivers and Reimbursements:  The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Trust’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. Each of BAL and BFA, as applicable, has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $5,866.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2025, the Fund had non-expiring capital loss carryforwards as follows:
Fund Name	Non-Expiring Capital Loss Carryforwards(a)
iShares U.S. Aggregate Bond Index Fund	$ (75,887,199)

(a)	Amounts available to offset future realized capital gains.
6.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares U.S. Aggregate Bond Index Fund
Institutional
Shares sold	3,391,078	$ 30,987,882	8,465,217	$ 76,620,146
Shares issued in reinvestment of distributions	353,757	3,227,770	763,140	6,935,261
Shares redeemed	(3,447,749)	(31,422,795)	(13,556,800)	(122,995,772)
	297,086	$ 2,792,857	(4,328,443)	$ (39,440,365)
Investor A
Shares sold	3,835,666	$ 35,059,549	9,119,891	$ 82,645,042
Shares issued in reinvestment of distributions	343,188	3,130,868	678,819	6,172,874
Shares redeemed	(4,733,364)	(43,282,588)	(8,145,009)	(74,066,282)
	(554,510)	$ (5,092,171)	1,653,701	$ 14,751,634
Investor P
Shares sold	463,814	$ 4,229,467	587,186	$ 5,317,596
Shares issued in reinvestment of distributions	27,237	248,363	41,508	377,618
Shares redeemed	(206,013)	(1,879,981)	(205,634)	(1,865,014)
	285,038	$ 2,597,849	423,060	$ 3,830,200
Class K
Shares sold	55,039,057	$ 502,648,930	162,510,604	$ 1,478,016,654
Shares issued in reinvestment of distributions	7,059,509	64,477,456	12,003,918	109,269,229
Shares redeemed	(108,523,165)	(988,849,854)	(102,695,403)	(932,943,607)
	(46,424,599)	$ (421,723,468)	71,819,119	$ 654,342,276
	(46,396,985)	$ (421,424,933)	69,567,437	$ 633,483,745
As of June 30, 2026, BlackRock Financial Management, Inc., an affiliate of the Fund, owned 20,346 Investor P Shares of the Fund.
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements

Schedule of Investments (unaudited)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
American Express Credit Account Master Trust
Series 2024-2, Class A, 5.24%, 04/15/31	$1,000	$ 1,022,712
Series 2024-3, Class A, 4.65%, 07/15/29	500	502,270
Series 2025-3, Class A, 4.51%, 04/15/32	100	100,259
Series 2025-4, Class A, 4.30%, 07/15/30	250	249,673
Capital One Multi-Asset Execution Trust, Series 2025- A1, Class A, 3.82%, 09/15/30	500	494,188
CarMax Auto Owner Trust, Series 2025-3, Class A4, 4.47%, 01/15/31	400	399,852
Chase Issuance Trust, Series 2025-A1, Class A, 4.16%, 07/15/30	500	498,048
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3, 6.15%, 06/15/39	100	109,385
Exeter Automobile Receivables Trust, Series 2025- 5A, Class C, 4.68%, 03/15/32	200	198,710
First National Master Note Trust, Series 2025-1, Class A, 4.85%, 02/15/30	500	503,185
Ford Credit Auto Owner Trust
Series 2025-C, Class A3, 3.90%, 06/15/30	1,000	990,451
Series 2026-A, Class A3, 4.05%, 10/15/30	500	496,401
GM Financial Consumer Automobile Receivables Trust, Series 2024-3, Class A4, 5.09%, 11/16/29	510	514,699
Hyundai Auto Receivables Trust, Series 2025-C, Class A3, 3.88%, 04/15/30	250	248,198
Synchrony Card Funding LLC, Series 2025-A2, Class A, 4.49%, 05/15/31	300	300,045
Toyota Auto Receivables Owner Trust
Series 2025-C, Class A3, 4.11%, 03/15/30	660	658,028
Series 2025-C, Class A4, 4.19%, 01/15/31	750	744,307
World Omni Auto Receivables Trust, Series 2025-B, Class A3, 4.34%, 09/16/30	500	500,086
Total Asset-Backed Securities — 0.3% (Cost: $8,574,196)		8,530,497
Corporate Bonds
Advertising Agencies — 0.0%
Omnicom Group, Inc.
4.20%, 03/02/29	45	44,404
4.75%, 03/30/30(a)	171	171,061
2.45%, 04/30/30	121	111,254
2.40%, 03/01/31	50	44,825
2.60%, 08/01/31(a)	68	61,035
5.00%, 06/02/33	50	49,119
5.30%, 11/01/34	50	49,620
5.30%, 06/02/36(a)	50	48,741
3.38%, 03/01/41(a)	71	53,323
5.40%, 10/01/48	50	44,896
WPP LLC, 6.50%, 03/30/36	25	24,494
		702,772
Aerospace & Defense — 0.5%
Boeing Co.
3.25%, 02/01/28	150	146,826
3.25%, 03/01/28(a)	300	293,922
3.45%, 11/01/28(a)	50	48,682
3.20%, 03/01/29	91	87,732
6.30%, 05/01/29	95	98,899
2.95%, 02/01/30	100	94,087
5.15%, 05/01/30	450	455,486
3.63%, 02/01/31	200	190,189
6.39%, 05/01/31	190	201,884
Security	Par (000)	Value
Aerospace & Defense (continued)
Boeing Co. (continued)
6.13%, 02/15/33	$74	$ 78,654
3.60%, 05/01/34	200	180,007
6.53%, 05/01/34	140	152,308
3.25%, 02/01/35	75	65,033
3.55%, 03/01/38	50	41,930
3.50%, 03/01/39	50	40,779
5.88%, 02/15/40	50	51,430
5.71%, 05/01/40	291	295,902
3.38%, 06/15/46	87	61,075
3.65%, 03/01/47	50	36,145
3.63%, 03/01/48	50	35,764
3.85%, 11/01/48	71	52,287
3.90%, 05/01/49	130	97,399
3.75%, 02/01/50	143	104,331
5.81%, 05/01/50	450	444,585
6.86%, 05/01/54	245	275,349
3.83%, 03/01/59	40	27,822
3.95%, 08/01/59	100	71,392
5.93%, 05/01/60	427	420,030
7.01%, 05/01/64	130	147,842
Embraer Netherlands Finance BV
5.98%, 02/11/35	70	72,813
5.40%, 01/09/38	125	120,780
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	300	286,458
General Dynamics Corp.
2.63%, 11/15/27	25	24,473
3.75%, 05/15/28(a)	87	86,202
3.63%, 04/01/30	100	96,720
2.25%, 06/01/31	61	54,755
4.95%, 08/15/35	100	100,173
4.25%, 04/01/40	71	63,812
2.85%, 06/01/41	83	61,836
3.60%, 11/15/42	50	40,009
4.25%, 04/01/50(a)	87	73,093
General Electric Co.
4.30%, 07/29/30	110	109,008
6.75%, 03/15/32	150	165,166
4.90%, 01/29/36	100	99,864
5.88%, 01/14/38(a)	100	106,301
4.50%, 03/11/44	50	44,587
HEICO Corp., 5.25%, 08/01/28	25	25,293
Honeywell Aerospace, Inc.(b)
3.90%, 03/16/28	175	173,236
4.00%, 03/16/29	175	172,610
4.30%, 03/16/31	300	294,822
4.60%, 03/16/33	175	171,762
4.95%, 03/16/36	325	320,037
5.62%, 03/16/46	130	129,448
5.73%, 03/16/56	255	254,988
5.85%, 03/16/66	165	166,252
Howmet Aerospace, Inc.
3.00%, 01/15/29	100	96,253
4.85%, 10/15/31	25	25,085
4.55%, 11/15/32	50	49,167
5.95%, 02/01/37	100	106,097
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	25	24,602
2.04%, 08/16/28	171	161,870
5.35%, 01/15/30	50	50,827
4.20%, 05/01/30	75	73,350

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Aerospace & Defense (continued)
Huntington Ingalls Industries, Inc. (continued)
5.75%, 01/15/35	$50	$ 51,534
L3Harris Technologies, Inc.
4.40%, 06/15/28	158	157,397
5.05%, 06/01/29	50	50,578
2.90%, 12/15/29	121	114,270
1.80%, 01/15/31(a)	158	139,166
5.25%, 06/01/31	45	45,830
5.40%, 07/31/33	155	158,453
5.35%, 06/01/34	135	137,160
5.05%, 04/27/45	50	46,846
5.60%, 07/31/53	50	48,992
5.50%, 08/15/54	70	67,829
Lockheed Martin Corp.
5.10%, 11/15/27	35	35,400
4.45%, 05/15/28	75	75,085
4.15%, 08/15/28	50	49,777
4.50%, 02/15/29	45	45,006
1.85%, 06/15/30	50	45,051
4.40%, 08/15/30	70	69,755
4.70%, 12/15/31(a)	30	30,179
3.90%, 06/15/32(a)	83	80,097
5.25%, 01/15/33	50	51,664
4.75%, 02/15/34(a)	100	99,286
4.80%, 08/15/34	50	49,784
3.60%, 03/01/35(a)	65	59,326
5.00%, 08/15/35	75	75,330
4.50%, 05/15/36(a)	91	87,806
4.07%, 12/15/42	139	117,719
3.80%, 03/01/45	125	99,488
4.70%, 05/15/46	130	115,675
2.80%, 06/15/50	50	31,672
4.09%, 09/15/52	137	107,932
4.15%, 06/15/53	90	71,375
5.70%, 11/15/54(a)	110	110,594
5.20%, 02/15/55(a)	140	131,369
4.30%, 06/15/62	140	109,782
5.90%, 11/15/63	40	41,269
5.20%, 02/15/64	100	91,924
Northrop Grumman Corp.
3.25%, 01/15/28	341	335,084
4.60%, 02/01/29	50	50,124
4.40%, 05/01/30	71	70,583
4.65%, 07/15/30	75	75,164
4.70%, 03/15/33	100	99,293
4.90%, 06/01/34(a)	75	74,666
5.25%, 07/15/35(a)	40	40,651
5.15%, 05/01/40	50	48,907
4.75%, 06/01/43	101	92,045
3.85%, 04/15/45	50	39,626
4.03%, 10/15/47(a)	207	164,860
5.25%, 05/01/50	150	141,133
4.95%, 03/15/53(a)	125	111,911
5.20%, 06/01/54(a)	125	116,643
RTX Corp.
4.13%, 11/16/28	311	308,589
5.75%, 01/15/29	85	87,557
2.25%, 07/01/30	96	87,879
6.00%, 03/15/31	120	126,629
1.90%, 09/01/31	121	105,714
2.38%, 03/15/32	100	88,323
5.15%, 02/27/33	175	178,173
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp. (continued)
6.10%, 03/15/34(a)	$120	$ 128,754
5.40%, 05/01/35	50	51,506
4.45%, 11/16/38	87	80,882
4.88%, 10/15/40	87	82,869
4.70%, 12/15/41	74	68,241
4.50%, 06/01/42	300	268,386
4.80%, 12/15/43	50	45,456
4.15%, 05/15/45	87	72,089
3.75%, 11/01/46	130	99,851
4.35%, 04/15/47	171	142,806
4.05%, 05/04/47	87	69,918
4.63%, 11/16/48	164	142,251
3.13%, 07/01/50	77	51,394
2.82%, 09/01/51	87	53,964
3.03%, 03/15/52	100	64,530
5.38%, 02/27/53(a)	245	234,602
6.40%, 03/15/54	155	170,137
		15,371,110
Automobile Components — 0.0%
Aptiv Swiss Holdings Ltd.(a)
3.10%, 12/01/51	171	105,851
4.15%, 05/01/52	137	102,978
BorgWarner, Inc.
2.65%, 07/01/27(a)	156	153,240
4.95%, 08/15/29	50	50,344
5.40%, 08/15/34(a)	50	50,931
4.38%, 03/15/45	75	62,509
Lear Corp.
3.80%, 09/15/27	25	24,787
3.50%, 05/30/30(a)	75	71,296
2.60%, 01/15/32	71	62,731
5.25%, 05/15/49(a)	87	78,841
3.55%, 01/15/52	74	50,569
Magna International, Inc.
5.05%, 03/14/29	200	202,273
2.45%, 06/15/30	60	55,074
5.50%, 03/21/33(a)	20	20,479
		1,091,903
Automobiles — 0.5%
American Honda Finance Corp.
4.55%, 07/09/27	25	25,040
4.90%, 07/09/27	250	251,028
4.45%, 10/22/27	50	49,928
4.70%, 01/12/28	220	220,310
4.55%, 03/03/28	50	49,937
2.00%, 03/24/28	93	88,975
5.13%, 07/07/28(a)	100	100,880
4.25%, 09/01/28	75	74,456
5.65%, 11/15/28	50	51,062
4.15%, 01/08/29	50	49,407
2.25%, 01/12/29(a)	87	82,016
4.90%, 03/13/29(a)	50	50,298
4.40%, 09/05/29	150	148,423
4.80%, 03/05/30(a)	50	49,904
4.60%, 04/17/30	60	59,462
4.50%, 09/04/30	75	73,910
5.85%, 10/04/30(a)	50	51,881
4.45%, 01/08/31	50	49,009
1.80%, 01/13/31(a)	50	43,800
5.05%, 07/10/31(a)	100	100,351
4.85%, 10/23/31	50	49,682
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
5.15%, 07/09/32	$75	$ 75,152
4.90%, 01/10/34	85	83,325
5.20%, 03/05/35(a)	50	49,719
5.10%, 01/08/36	50	49,126
Series A, 4.55%, 04/10/28	30	29,945
Series A, 4.90%, 04/10/31	50	49,822
AutoNation, Inc.
3.80%, 11/15/27	35	34,557
1.95%, 08/01/28	74	69,792
4.45%, 01/15/29	70	69,334
4.75%, 06/01/30	75	74,483
2.40%, 08/01/31	78	68,662
3.85%, 03/01/32	80	74,739
Cummins, Inc.
4.25%, 05/09/28	25	24,924
4.90%, 02/20/29(a)	50	50,564
1.50%, 09/01/30(a)	100	88,637
4.70%, 02/15/31	50	50,196
5.30%, 05/09/35	50	50,998
4.88%, 10/01/43	150	141,099
2.60%, 09/01/50	87	52,722
5.45%, 02/20/54(a)	100	97,907
Ford Motor Co.
9.63%, 04/22/30	50	56,679
7.45%, 07/16/31(a)	100	108,502
3.25%, 02/12/32	200	176,284
6.10%, 08/19/32(a)	150	152,742
4.75%, 01/15/43	200	157,322
7.40%, 11/01/46	50	52,304
5.29%, 12/08/46(a)	100	82,244
Ford Motor Credit Co. LLC
4.13%, 08/17/27	200	198,232
7.35%, 11/04/27	400	411,000
5.92%, 03/20/28	200	202,455
6.80%, 05/12/28	200	205,710
6.80%, 11/07/28	200	206,483
5.80%, 03/08/29	200	201,751
4.97%, 04/06/29	200	197,968
5.11%, 05/03/29(a)	200	198,607
5.30%, 09/06/29	200	199,259
5.88%, 11/07/29	200	202,406
7.35%, 03/06/30	200	211,465
4.00%, 11/13/30	200	187,951
5.42%, 04/09/31	200	198,298
3.63%, 06/17/31	200	182,381
6.05%, 11/05/31	200	202,463
5.75%, 04/06/33(a)	200	198,363
7.12%, 11/07/33	200	212,747
6.13%, 03/08/34	200	201,311
6.50%, 02/07/35(a)	200	204,819
5.87%, 10/31/35	200	195,823
6.47%, 05/22/36(a)	200	203,184
General Motors Co.
4.20%, 10/01/27	171	170,228
6.80%, 10/01/27	104	106,503
5.40%, 10/15/29	65	66,162
5.63%, 04/15/30	50	51,230
5.60%, 10/15/32(a)	100	102,349
5.00%, 04/01/35	80	77,998
6.25%, 04/15/35(a)	120	125,751
6.60%, 04/01/36(a)	187	200,694
5.15%, 04/01/38	87	82,889
Security	Par (000)	Value
Automobiles (continued)
General Motors Co. (continued)
6.25%, 10/02/43	$175	$ 175,965
5.20%, 04/01/45	146	129,568
6.75%, 04/01/46	83	87,640
5.40%, 04/01/48(a)	75	67,406
5.95%, 04/01/49(a)	112	107,878
General Motors Financial Co., Inc.
5.00%, 07/15/27	50	50,274
5.35%, 07/15/27	60	60,508
2.70%, 08/20/27	171	167,496
3.85%, 01/05/28	150	148,327
6.00%, 01/09/28	50	50,935
5.05%, 04/04/28	100	100,600
2.40%, 04/10/28	89	85,521
5.80%, 06/23/28	55	56,069
2.40%, 10/15/28	118	112,109
4.20%, 10/27/28	75	74,190
5.80%, 01/07/29	75	76,813
5.65%, 01/17/29(a)	87	88,680
4.30%, 04/06/29	200	197,523
4.75%, 04/06/29	50	49,973
5.55%, 07/15/29(a)	145	147,958
4.90%, 10/06/29	100	100,254
5.35%, 01/07/30	50	50,795
5.85%, 04/06/30	45	46,492
3.60%, 06/21/30	90	85,873
5.45%, 07/15/30	50	51,018
2.35%, 01/08/31	110	98,375
4.60%, 01/08/31	55	54,245
2.70%, 06/10/31	122	109,786
5.60%, 06/18/31	30	30,711
5.10%, 09/15/31	80	80,152
3.10%, 01/12/32	175	158,419
5.63%, 04/04/32	40	40,972
6.40%, 01/09/33	75	79,675
6.10%, 01/07/34	175	182,574
5.95%, 04/04/34	100	103,492
5.45%, 09/06/34	100	100,181
5.90%, 01/07/35(a)	150	154,137
6.15%, 07/15/35(a)	50	52,105
Honda Motor Co. Ltd.
4.44%, 07/08/28	100	99,608
4.69%, 07/08/30(a)	175	173,918
2.97%, 03/10/32	133	119,237
5.34%, 07/08/35(a)	95	94,984
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	104	119,121
PACCAR Financial Corp.
4.45%, 08/06/27	75	75,269
4.60%, 01/10/28	100	100,415
4.55%, 03/03/28	50	50,170
4.00%, 08/08/28	25	24,828
4.60%, 01/31/29	50	50,319
4.00%, 09/26/29	25	24,742
4.55%, 05/08/30(a)	50	50,317
5.00%, 03/22/34	25	25,255
Series R, 4.00%, 11/07/28	25	24,836
Series R, 3.90%, 02/05/29	25	24,710
Series R, 4.30%, 06/18/29(a)	25	24,926
Toyota Motor Corp.
5.12%, 07/13/28	50	50,665
2.76%, 07/02/29	65	61,929
4.45%, 06/30/30	25	24,887

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
Toyota Motor Corp. (continued)
2.36%, 03/25/31(a)	$87	$ 78,818
5.12%, 07/13/33(a)	45	45,922
5.05%, 06/30/35(a)	25	25,220
Toyota Motor Credit Corp.
1.15%, 08/13/27	200	193,319
4.55%, 09/20/27	125	125,378
4.35%, 10/08/27	75	75,050
5.45%, 11/10/27	25	25,373
4.63%, 01/12/28(a)	40	40,192
1.90%, 04/06/28	189	181,307
5.25%, 09/11/28(a)	75	76,250
4.65%, 01/05/29	50	50,239
3.65%, 01/08/29(a)	71	69,712
5.05%, 05/16/29	50	50,728
4.45%, 06/29/29	100	99,869
4.55%, 08/09/29	100	99,961
4.95%, 01/09/30	50	50,574
2.15%, 02/13/30	87	79,955
3.38%, 04/01/30	250	239,317
4.80%, 05/15/30	95	95,560
4.55%, 05/17/30	80	79,849
5.10%, 03/21/31(a)	250	254,140
1.90%, 09/12/31(a)	71	61,901
4.60%, 10/10/31(a)	75	74,653
4.65%, 09/03/32	80	79,155
4.70%, 01/12/33	45	44,773
4.80%, 01/05/34	100	99,142
5.35%, 01/09/35	50	51,073
Series B, 3.75%, 01/12/28(a)	75	74,413
Series B, 4.25%, 05/12/28(a)	100	99,827
Series B, 4.05%, 03/13/29	100	98,856
Series B, 4.20%, 01/10/31	75	73,652
Series B, 4.55%, 05/14/31	100	99,172
Series B, 4.60%, 03/11/33(a)	100	98,065
Series B, 4.80%, 01/11/36(a)	75	73,509
		17,097,768
Banks — 2.1%
African Development Bank, 4.38%, 03/14/28	600	601,736
Asian Development Bank
3.75%, 04/25/28	500	496,276
4.50%, 08/25/28	300	302,031
4.00%, 01/12/33	400	392,777
3.88%, 06/14/33	200	194,475
4.13%, 01/12/34	300	295,327
Australia & New Zealand Banking Group Ltd.
4.36%, 06/18/28	250	249,977
4.62%, 12/16/29	250	251,808
Banco Bilbao Vizcaya Argentaria SA, (1-year CMT + 3.30%), 7.88%, 11/15/34(c)	200	227,286
Bank of America N.A., Series BKNT, 6.00%, 10/15/36	250	264,228
Bank of Montreal
5.20%, 02/01/28	150	151,563
5.72%, 09/25/28	100	102,380
5.51%, 06/04/31	75	77,370
(1-day SOFR + 1.25%), 4.64%, 09/10/30(c)	50	49,862
(1-day SOFR Index + 0.67%), 5.00%, 01/27/29(c)	65	65,415
(1-day SOFR Index + 0.75%), 4.06%, 09/22/28(c)	100	99,446
(1-day SOFR Index + 1.08%), 4.35%, 09/22/31(c)	100	98,405
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	241	216,144
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	87	85,641
Security	Par (000)	Value
Banks (continued)
Bank of Montreal (continued)
Series H, 4.70%, 09/14/27	$200	$ 200,654
Series J, (1-day SOFR + 0.63%), 4.55%, 06/02/29(c)	75	74,844
Series J, (1-day SOFR + 0.89%), 4.34%, 03/19/30(c)	75	74,313
Series J, (1-day SOFR + 0.96%), 4.88%, 06/02/32(a)(c)	75	74,976
Series J, (1-day SOFR + 0.97%), 4.44%, 01/14/32(c)	75	73,713
Series J, (1-day SOFR + 1.21%), 5.30%, 06/02/37(c)	75	75,071
Bank of New York Mellon, (1-day SOFR + 1.14%), 4.73%, 04/20/29(c)	250	251,054
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	110	110,932
5.99%, 10/03/28	50	51,462
5.26%, 04/08/29	75	76,184
3.60%, 04/07/32	150	140,800
6.09%, 10/03/33	200	212,594
(1-day SOFR + 0.67%), 4.72%, 06/16/29(c)	75	75,086
(1-day SOFR + 1.03%), 4.86%, 03/30/29(c)	125	125,487
(1-day SOFR + 1.11%), 5.25%, 01/13/31(c)	50	50,756
(1-day SOFR + 1.34%), 4.63%, 09/11/30(c)	50	49,788
(1-day SOFR Index + 0.60%), 4.24%, 09/08/28(a)(c)	50	49,838
(1-day SOFR Index + 0.79%), 4.28%, 01/29/30(a)(c)	125	123,620
(1-day SOFR Index + 1.01%), 5.05%, 06/16/32(c)	75	75,310
(1-day SOFR Index + 1.17%), 4.58%, 09/08/31(c)	100	99,021
Capital One N.A., Series BKNT, 4.65%, 09/13/28	250	250,364
Citibank N.A.
5.80%, 09/29/28(a)	250	257,209
4.84%, 08/06/29	250	251,994
Series BKNT, 5.57%, 04/30/34	250	259,072
Series BKNT, Class BN, 4.91%, 05/29/30	250	253,085
Citibank NA(c)
(1-day SOFR + 0.60%), 4.55%, 06/18/29	250	249,714
(1-day SOFR + 0.91%), 4.85%, 06/18/32	250	249,822
Citizens Bank N.A., (1-day SOFR + 2.00%), 4.58%, 08/09/28(c)	250	249,971
Citizens Financial Group, Inc.
2.50%, 02/06/30	61	56,386
3.25%, 04/30/30	100	94,619
2.64%, 09/30/32	150	128,131
(1-day SOFR + 1.26%), 5.25%, 03/05/31(a)(c)	75	75,800
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	75	76,979
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	200	204,990
(5-year CMT + 2.75%), 5.64%, 05/21/37(c)	61	61,407
Commonwealth Bank of Australia, 4.15%, 10/01/30(a)	250	247,096
Cooperatieve Rabobank UA
3.96%, 10/17/28	250	247,528
4.49%, 10/17/29	250	250,414
5.75%, 12/01/43	250	247,561
Series BKNT, 5.25%, 05/24/41	176	173,391
Corp. Andina de Fomento, 5.00%, 01/24/29	300	304,395
European Bank for Reconstruction & Development, 4.38%, 03/09/28	400	401,209
European Investment Bank
3.88%, 03/15/28	1,000	995,159
4.50%, 10/16/28	150	151,075
4.00%, 02/15/29	600	597,318
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
European Investment Bank (continued)
3.63%, 07/15/30	$1,000	$ 978,478
3.75%, 02/14/33	1,000	967,742
Fifth Third Bancorp
3.95%, 03/14/28	200	197,978
4.00%, 02/01/29(b)	171	168,033
8.25%, 03/01/38	75	91,466
(1-day SOFR + 0.95%), 4.57%, 04/29/32(c)	125	122,721
(1-day SOFR + 1.24%), 5.14%, 01/29/37(c)	120	117,795
(1-day SOFR + 1.49%), 4.90%, 09/06/30(a)(c)	100	100,148
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	61	58,826
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	200	205,771
(1-day SOFR + 2.16%), 5.98%, 01/30/30(b)(c)	100	102,754
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	150	149,784
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	100	102,234
First Citizens BancShares, Inc.(c)
(1-day SOFR + 1.41%), 5.23%, 03/12/31	50	49,896
(1-day SOFR + 1.49%), 4.87%, 03/03/32	50	48,629
(5-year CMT + 1.85%), 5.60%, 09/05/35	70	68,731
(5-year CMT + 1.97%), 6.25%, 03/12/40	25	24,635
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	75	76,402
FNB Corp., (1-day SOFR Index + 1.93%), 5.72%, 12/11/30(c)	50	50,405
Goldman Sachs Bank USA, (1-day SOFR + 0.72%), 4.66%, 06/03/29(c)	200	200,124
HSBC USA, Inc., 4.65%, 06/03/28	200	200,577
Huntington Bancshares, Inc.
2.55%, 02/04/30	200	184,858
(1-day SOFR + 0.99%), 4.62%, 01/28/32(c)	125	122,927
(1-day SOFR + 1.28%), 5.27%, 01/15/31(c)	50	50,587
(1-day SOFR + 1.97%), 4.44%, 08/04/28(c)	260	259,528
(1-day SOFR + 2.05%), 5.02%, 05/17/33(a)(c)	73	72,658
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(c)	100	102,307
(5-year CMT + 1.17%), 2.49%, 08/15/36(c)	50	43,139
(5-year CMT + 1.35%), 5.61%, 01/28/41(c)	50	49,020
Huntington National Bank, 5.65%, 01/10/30	250	256,979
ING Groep NV
4.55%, 10/02/28	200	199,968
4.05%, 04/09/29	200	197,106
(1-day SOFR + 1.32%), 2.73%, 04/01/32(a)(c)	200	181,752
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	200	203,115
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	200	203,744
(1-day SOFR + 2.07%), 4.25%, 03/28/33(c)	200	193,154
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	200	211,643
(1-day SOFR Index + 1.61%), 5.42%, 03/23/37(c)	200	200,479
Series VAR, (1-day SOFR Index + 1.26%), 4.80%, 03/23/32(c)	200	198,660
Inter-American Development Bank
4.00%, 01/12/28	500	498,668
3.50%, 04/12/33(a)	400	380,281
4.50%, 09/13/33	300	302,615
International Bank for Reconstruction & Development
3.50%, 07/12/28	1,000	987,082
4.63%, 08/01/28	750	756,711
3.88%, 02/14/30	1,000	988,780
4.00%, 01/10/31	750	743,379
4.75%, 11/14/33	200	204,767
International Finance Corp., 4.50%, 07/13/28(a)	500	503,145
Keybank National Association
5.00%, 01/26/33	250	247,428
Series BKNT, 5.85%, 11/15/27	250	254,020
Security	Par (000)	Value
Banks (continued)
KeyCorp
4.10%, 04/30/28	$100	$ 99,197
2.55%, 10/01/29	87	81,340
(1-day SOFR + 1.37%), 5.31%, 01/28/37(c)	30	29,560
(1-day SOFR Index + 1.23%), 5.12%, 04/04/31(c)	25	25,194
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(c)	105	102,971
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(a)(c)	150	159,653
Kreditanstalt fuer Wiederaufbau
3.50%, 08/27/27	400	397,247
3.75%, 02/15/28	100	99,374
3.88%, 06/15/28	700	696,308
4.00%, 03/15/29	500	497,879
1.75%, 09/14/29(a)	257	238,453
4.63%, 03/18/30	265	268,818
3.75%, 07/15/30	550	540,770
4.13%, 07/15/33	1,400	1,382,306
4.38%, 02/28/34	500	500,370
Series GLOB, 3.88%, 05/15/28(a)	500	497,539
Landwirtschaftliche Rentenbank
4.13%, 05/28/30	200	199,327
0.88%, 09/03/30	341	298,020
Series 44, 3.88%, 06/14/28	200	198,837
M&T Bank Corp.(c)
(1-day SOFR + 0.93%), 4.83%, 01/16/29	50	50,100
(1-day SOFR + 1.40%), 5.18%, 07/08/31	70	70,560
(1-day SOFR + 1.61%), 5.39%, 01/16/36(a)	145	144,920
(1-day SOFR + 1.85%), 5.05%, 01/27/34	200	198,294
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	100	99,930
(5-year CMT + 1.38%), 5.30%, 04/18/36	25	24,769
(5-year CMT + 1.43%), 5.40%, 07/30/35	75	74,866
Manufacturers & Traders Trust Co.
4.70%, 01/27/28	250	250,598
(1-day SOFR + 0.95%), 4.76%, 07/06/28(c)	250	250,370
Morgan Stanley Bank N.A.(c)
Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28	250	251,064
Series BKNT, Class BN, (1-day SOFR + 0.91%), 5.02%, 01/12/29	250	251,537
Morgan Stanley Bank NA, Series BKNT, (1-day SOFR Index + 0.97%), 4.79%, 05/10/30(a)(c)	250	250,247
Morgan Stanley Private Bank N.A.(c)
(1-day SOFR + 0.77%), 4.47%, 07/06/28	250	249,728
(1-day SOFR + 1.08%), 4.73%, 07/18/31	500	497,745
Class BN, (1-day SOFR + 0.78%), 4.20%, 11/17/28	250	248,719
Class BN, (1-day SOFR + 1.02%), 4.47%, 11/19/31	500	491,440
Series BKNT, Class BN, (1-day SOFR + 0.76%), 4.21%, 02/08/30	250	246,734
National Australia Bank Ltd.
4.50%, 10/26/27	250	250,624
4.90%, 06/13/28(a)	550	555,547
4.79%, 01/10/29	250	252,732
National Bank of Canada, 4.50%, 10/10/29	250	248,642
Oesterreichische Kontrollbank AG
4.25%, 03/01/28	500	500,266
4.00%, 05/28/28	200	199,263
3.75%, 09/05/29	250	246,541
4.50%, 01/24/30	85	85,761
3.75%, 09/10/30	150	147,226

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Pinnacle Bank/Nashville TN, Series BKNT, 5.63%, 02/15/28	$250	$ 252,562
Pinnacle Financial Partners, Inc., (1-day SOFR + 1.70%), 5.60%, 05/19/32(c)	35	35,112
PNC Bank N.A.
(1-day SOFR + 0.73%), 4.43%, 07/21/28(c)	250	249,581
Series BKNT, 4.05%, 07/26/28	300	296,524
PNC Financial Services Group, Inc.
3.45%, 04/23/29	121	117,665
2.55%, 01/22/30	171	159,205
(1-day SOFR + 0.68%), 4.62%, 10/26/29(c)	85	84,798
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	121	107,881
(1-day SOFR + 1.07%), 5.22%, 01/29/31(c)	115	116,864
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	125	127,639
(1-day SOFR + 1.26%), 4.81%, 10/21/32(c)	100	99,559
(1-day SOFR + 1.33%), 4.90%, 05/13/31(a)(c)	100	100,541
(1-day SOFR + 1.39%), 5.58%, 01/29/36(c)	205	210,157
(1-day SOFR + 1.42%), 5.37%, 07/21/36(c)	140	141,292
(1-day SOFR + 1.60%), 5.40%, 07/23/35(a)(c)	335	339,384
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	135	136,394
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	224	228,065
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	200	206,101
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	205	205,171
(1-day SOFR + 1.95%), 5.94%, 08/18/34(a)(c)	100	105,123
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	295	325,688
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	100	97,317
(5-year CMT + 1.17%), 5.42%, 01/25/41(c)	60	58,946
Regions Financial Corp.
1.80%, 08/12/28	216	203,920
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	50	51,316
(1-day SOFR + 2.06%), 5.50%, 09/06/35(a)(c)	100	101,176
Royal Bank of Canada
4.24%, 08/03/27	220	219,854
6.00%, 11/01/27	100	102,134
4.90%, 01/12/28	100	100,713
5.20%, 08/01/28	125	126,959
4.95%, 02/01/29	100	101,343
2.30%, 11/03/31	150	133,872
3.88%, 05/04/32	79	75,551
5.00%, 02/01/33	150	151,039
5.00%, 05/02/33	80	80,631
5.15%, 02/01/34	130	132,507
(1-day SOFR + 0.70%), 4.00%, 11/03/28(a)(c)	125	124,183
(1-day SOFR + 0.83%), 4.97%, 01/24/29(c)	150	150,857
(1-day SOFR + 0.84%), 4.40%, 04/17/30(c)	150	148,756
(1-day SOFR + 0.89%), 4.50%, 08/06/29(c)	175	174,418
(1-day SOFR + 0.98%), 4.31%, 11/03/31(c)	125	122,545
(1-day SOFR + 1.01%), 4.61%, 05/03/32(c)	150	148,285
(1-day SOFR + 1.03%), 5.15%, 02/04/31(c)	175	177,117
(1-day SOFR + 1.06%), 4.70%, 08/06/31(c)	100	99,533
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	125	125,968
(1-day SOFR Index + 0.86%), 4.52%, 10/18/28(c)	115	115,007
(1-day SOFR Index + 1.08%), 4.65%, 10/18/30(c)	250	249,435
(1-day SOFR Index + 1.13%), 4.97%, 05/02/31(c)	125	125,876
Santander Holdings USA, Inc.
4.40%, 07/13/27	200	199,779
(1-day SOFR + 1.10%), 5.04%, 06/05/30(a)(c)	50	49,989
(1-day SOFR + 1.28%), 5.22%, 06/05/32(c)	50	49,876
(1-day SOFR + 1.60%), 5.70%, 06/05/37(c)	50	49,961
(1-day SOFR + 1.61%), 5.47%, 03/20/29(c)	75	75,725
(1-day SOFR + 1.88%), 5.74%, 03/20/31(c)	75	76,603
(1-day SOFR + 1.94%), 5.35%, 09/06/30(c)	100	100,880
(1-day SOFR + 2.14%), 6.34%, 05/31/35(a)(c)	85	89,527
Security	Par (000)	Value
Banks (continued)
Santander Holdings USA, Inc. (continued)
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	$70	$ 71,812
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	120	123,267
(1-day SOFR + 2.70%), 6.57%, 06/12/29(a)(c)	28	28,854
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	50	54,718
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 2.60%), 6.53%, 01/10/29	200	205,283
(1-day SOFR Index + 1.07%), 4.32%, 09/22/29	200	197,905
(1-day SOFR Index + 1.58%), 5.14%, 09/22/36	200	194,377
(3-mo. SOFR US + 1.66%), 3.82%, 11/03/28	200	197,726
Standard Chartered Bank, 4.85%, 12/03/27	250	251,725
Toronto-Dominion Bank
4.69%, 09/15/27(a)	200	200,702
5.16%, 01/10/28	300	303,075
3.91%, 01/13/28	25	24,782
4.86%, 01/31/28	125	125,568
4.57%, 06/02/28	75	75,001
5.52%, 07/17/28(a)	175	178,352
4.11%, 10/13/28	75	74,222
4.99%, 04/05/29	100	101,043
4.36%, 04/23/29	100	99,465
4.78%, 12/17/29(a)	75	75,608
4.81%, 06/03/30	125	125,587
4.41%, 01/13/31	25	24,724
2.00%, 09/10/31(a)	89	78,749
2.45%, 01/12/32	87	77,251
5.30%, 01/30/32	75	76,624
3.20%, 03/10/32	163	149,929
4.46%, 06/08/32	180	176,936
4.87%, 04/22/33(a)	100	99,262
4.93%, 10/15/35	175	171,919
(5-year CMT + 1.50%), 5.15%, 09/10/34(c)	120	120,345
Truist Bank
Series BKNT, 2.25%, 03/11/30	250	228,141
Series BKNT, Class BN, (1-day SOFR + 0.77%), 4.42%, 07/24/28(c)	250	249,709
Series BKNT, Class BN, (1-day SOFR + 0.91%), 4.14%, 10/23/29(c)	250	247,077
Truist Financial Corp.
1.13%, 08/03/27	155	149,697
1.95%, 06/05/30	16	14,446
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	71	67,368
(1-day SOFR + 0.97%), 4.60%, 01/27/32(c)	70	69,033
(1-day SOFR + 1.31%), 5.07%, 05/20/31(c)	125	126,166
(1-day SOFR + 1.40%), 4.96%, 10/23/36(a)(c)	125	121,589
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	130	130,555
(1-day SOFR + 1.57%), 5.15%, 08/05/32(c)	100	100,742
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	135	137,252
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	130	129,801
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	235	241,975
(1-day SOFR + 2.24%), 4.92%, 07/28/33(a)(c)	100	98,029
(1-day SOFR + 2.30%), 6.12%, 10/28/33(a)(c)	100	105,568
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	145	150,841
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	180	189,586
Series I, (1-day SOFR + 1.09%), 4.68%, 04/23/32(c)	120	118,447
Series I, (1-day SOFR + 1.41%), 5.28%, 04/23/37(c)	120	118,839
U.S. Bancorp
3.90%, 04/26/28(a)	341	337,823
3.00%, 07/30/29	100	95,204
1.38%, 07/22/30(a)	141	124,071
(1-day SOFR + 0.87%), 4.48%, 01/26/32(c)	100	98,508
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
U.S. Bancorp (continued)
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	$87	$ 77,389
(1-day SOFR + 1.06%), 5.05%, 02/12/31(c)	100	100,956
(1-day SOFR + 1.10%), 5.03%, 01/26/37(a)(c)	100	98,574
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	150	150,105
(1-day SOFR + 1.25%), 5.10%, 07/23/30(c)	135	136,660
(1-day SOFR + 1.30%), 5.08%, 05/15/31(c)	100	101,114
(1-day SOFR + 1.41%), 5.42%, 02/12/36(a)(c)	120	122,154
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	150	152,549
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	425	419,355
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	260	260,038
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	200	206,499
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	55	56,147
(1-day SOFR + 2.09%), 5.85%, 10/21/33(a)(c)	175	182,536
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	175	173,405
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	150	156,398
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	121	105,335
(5-year CMT + 1.25%), 5.72%, 05/20/41(c)	50	50,160
Wachovia Corp., 5.50%, 08/01/35(a)	100	101,121
Wells Fargo & Co.
4.30%, 07/22/27	257	256,825
4.15%, 01/24/29	221	218,941
5.38%, 11/02/43	215	202,138
5.61%, 01/15/44	314	302,419
4.65%, 11/04/44	230	195,610
3.90%, 05/01/45	197	156,004
4.90%, 11/17/45	257	224,760
4.40%, 06/14/46	244	197,904
4.75%, 12/07/46	235	200,061
5.95%, 12/01/86	50	51,201
(1-day SOFR + 0.72%), 4.58%, 05/20/29(a)(c)	250	249,375
(1-day SOFR + 0.74%), 4.18%, 01/23/30(c)	190	187,509
(1-day SOFR + 0.88%), 4.08%, 09/15/29(c)	125	123,247
(1-day SOFR + 0.97%), 4.84%, 05/20/32(c)	250	249,155
(1-day SOFR + 1.10%), 4.96%, 01/23/37(c)	350	341,698
(1-day SOFR + 1.11%), 5.24%, 01/24/31(c)	280	283,825
(1-day SOFR + 1.23%), 5.43%, 01/23/47(c)	100	96,047
(1-day SOFR + 1.34%), 4.89%, 09/15/36(c)	300	292,683
(1-day SOFR + 1.37%), 4.97%, 04/23/29(c)	200	200,976
(1-day SOFR + 1.38%), 5.21%, 12/03/35(c)	150	149,737
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	225	227,529
(1-day SOFR + 1.50%), 5.15%, 04/23/31(c)	300	303,149
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	387	355,748
(1-day SOFR + 1.74%), 5.57%, 07/25/29(a)(c)	430	437,263
(1-day SOFR + 1.74%), 5.61%, 04/23/36(c)	375	384,383
(1-day SOFR + 1.78%), 5.50%, 01/23/35(a)(c)	390	397,506
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	185	191,373
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	360	360,983
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	490	501,788
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	465	472,089
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	415	447,926
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	350	347,779
(1-day SOFR + 2.13%), 4.61%, 04/25/53(c)	339	284,877
(1-day SOFR + 2.53%), 3.07%, 04/30/41(c)	301	229,862
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	257	237,934
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	291	273,926
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	241	238,402
Security	Par (000)	Value
Banks (continued)
Wells Fargo & Co. (continued)
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(c)	$533	$ 477,633
Wells Fargo Bank N.A., Series BKNT, 6.60%, 01/15/38	250	274,043
Westpac Banking Corp.
4.04%, 08/26/27	150	149,595
5.46%, 11/18/27	250	253,753
3.40%, 01/25/28	87	85,879
5.54%, 11/17/28	100	102,693
1.95%, 11/20/28	171	161,741
5.05%, 04/16/29	100	101,734
2.65%, 01/16/30	88	82,841
4.35%, 07/01/30	100	99,681
2.15%, 06/03/31	90	80,445
6.82%, 11/17/33	55	60,029
4.42%, 07/24/39	171	153,472
2.96%, 11/16/40	100	74,012
3.13%, 11/18/41	84	62,205
(1-year CMT + 1.20%), 5.62%, 11/20/35(c)	150	151,235
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	100	101,113
(5-year CMT + 1.53%), 3.02%, 11/18/36(a)(c)	141	125,889
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	187	168,423
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	100	97,523
Zions Bancorp N.A., (1-day SOFR + 1.16%), 4.70%, 08/18/28(c)	250	249,581
		68,564,183
Beverages — 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	547	532,401
4.90%, 02/01/46(a)	832	757,971
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36	100	97,331
4.63%, 02/01/44	112	99,520
4.90%, 02/01/46	137	124,457
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29	298	299,580
3.50%, 06/01/30	147	141,845
4.90%, 01/23/31	100	101,304
5.00%, 06/15/34	165	166,663
4.38%, 04/15/38	171	159,706
8.20%, 01/15/39	147	184,654
5.45%, 01/23/39	221	224,745
4.95%, 01/15/42	187	176,381
4.60%, 04/15/48	50	43,791
4.44%, 10/06/48	109	92,347
5.55%, 01/23/49	450	442,067
4.50%, 06/01/50	100	89,962
4.75%, 04/15/58(a)	50	43,364
5.80%, 01/23/59(a)	271	275,935
Brown-Forman Corp.
4.75%, 04/15/33(a)	40	39,544
4.00%, 04/15/38	87	77,279
4.50%, 07/15/45(a)	75	64,211
Coca-Cola Co.
1.50%, 03/05/28	171	163,645
2.13%, 09/06/29	121	113,291
3.45%, 03/25/30	87	84,371
1.65%, 06/01/30(a)	220	198,442
2.00%, 03/05/31	158	141,865

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Coca-Cola Co. (continued)
2.25%, 01/05/32	$191	$ 170,826
5.00%, 05/13/34	75	76,776
4.65%, 08/14/34(a)	100	100,053
2.50%, 06/01/40	121	88,875
2.88%, 05/05/41(a)	87	66,399
4.20%, 03/25/50	100	82,717
2.60%, 06/01/50	171	104,763
3.00%, 03/05/51	140	92,696
2.50%, 03/15/51(a)	157	93,245
5.30%, 05/13/54	100	96,398
5.20%, 01/14/55(a)	150	143,187
2.75%, 06/01/60	75	43,932
5.40%, 05/13/64	200	192,817
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	50	50,921
5.45%, 06/01/34	50	51,319
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	150	140,370
1.85%, 09/01/32	150	125,169
5.10%, 05/06/35	150	149,319
Constellation Brands, Inc.
3.60%, 02/15/28	100	98,446
4.80%, 01/15/29	25	25,066
3.15%, 08/01/29	171	163,607
2.88%, 05/01/30	100	93,417
4.80%, 05/01/30	25	25,077
4.85%, 05/06/31	25	24,993
2.25%, 08/01/31	176	155,335
4.90%, 05/01/33(a)	60	59,308
4.95%, 11/01/35(a)	50	48,649
4.10%, 02/15/48(a)	87	68,073
5.25%, 11/15/48(a)	75	68,940
3.75%, 05/01/50(a)	87	64,214
Diageo Capital PLC
5.30%, 10/24/27	200	202,311
2.00%, 04/29/30	200	181,681
2.13%, 04/29/32	200	173,400
5.50%, 01/24/33	200	206,277
5.63%, 10/05/33	200	208,459
3.88%, 04/29/43	74	59,680
Diageo Investment Corp., 4.25%, 05/11/42(a)	87	74,549
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43(a)	150	131,025
3.50%, 01/16/50	150	109,125
Keurig Dr. Pepper, Inc.
4.35%, 05/15/28	50	49,770
4.60%, 05/25/28	150	149,884
5.05%, 03/15/29	100	100,738
3.95%, 04/15/29	90	88,126
3.20%, 05/01/30(a)	87	81,842
4.60%, 05/15/30	50	49,437
4.05%, 04/15/32(a)	71	67,371
5.30%, 03/15/34	50	50,127
5.15%, 05/15/35(a)	50	49,414
4.50%, 11/15/45	100	82,581
4.42%, 12/15/46(a)	87	69,839
3.80%, 05/01/50	87	62,340
3.35%, 03/15/51	87	57,088
4.50%, 04/15/52(a)	122	97,931
Series 10, 5.20%, 03/15/31	50	50,493
Security	Par (000)	Value
Beverages (continued)
Keurig Dr. Pepper, Inc. (continued)
Series 31, 2.25%, 03/15/31	$87	$ 77,336
Maple Parent Holdings Corp.(b)
4.75%, 03/26/29	50	49,969
5.05%, 03/26/31	50	49,961
5.70%, 03/26/36(a)	50	50,620
6.63%, 03/26/56(a)	50	52,638
Molson Coors Beverage Co.
4.90%, 07/08/31	40	39,946
5.50%, 07/08/36	70	70,357
5.00%, 05/01/42	170	154,539
4.20%, 07/15/46(a)	187	149,210
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29	50	50,174
4.70%, 02/16/34	50	49,666
PepsiCo, Inc.
3.00%, 10/15/27	162	159,664
4.45%, 02/07/28	50	50,127
3.60%, 02/18/28	100	98,920
4.45%, 05/15/28	60	60,190
4.10%, 01/15/29	75	74,568
4.50%, 07/17/29	75	75,232
2.63%, 07/29/29	121	114,946
4.60%, 02/07/30	100	100,792
2.75%, 03/19/30	141	132,836
1.63%, 05/01/30	104	93,688
4.30%, 07/23/30	50	49,933
1.40%, 02/25/31	106	92,535
1.95%, 10/21/31	119	104,626
3.90%, 07/18/32	70	67,682
4.65%, 07/23/32	75	75,365
4.45%, 02/15/33	60	59,583
4.80%, 07/17/34(a)	75	75,357
5.00%, 02/07/35	130	130,626
5.00%, 07/23/35(a)	175	176,189
4.88%, 11/01/40	25	23,970
2.63%, 10/21/41	87	62,497
4.45%, 04/14/46	150	130,690
3.45%, 10/06/46	89	66,487
4.00%, 05/02/47	50	40,319
3.38%, 07/29/49	75	53,561
2.88%, 10/15/49	87	56,836
3.63%, 03/19/50	121	90,337
2.75%, 10/21/51(a)	157	97,607
4.20%, 07/18/52	25	20,366
4.65%, 02/15/53	60	52,954
5.25%, 07/17/54(a)	75	72,343
3.88%, 03/19/60	150	112,578
		13,622,887
Biotechnology — 0.3%
Amgen, Inc.
3.20%, 11/02/27	100	98,473
5.15%, 03/02/28	430	434,098
1.65%, 08/15/28	150	141,359
4.05%, 08/18/29	130	128,016
2.45%, 02/21/30	100	92,743
5.25%, 03/02/30	295	300,571
4.20%, 02/19/31	75	73,544
2.30%, 02/25/31	100	90,140
2.00%, 01/15/32	90	77,773
3.35%, 02/22/32	73	67,739
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Amgen, Inc. (continued)
4.20%, 03/01/33	$80	$ 76,860
5.25%, 03/02/33(a)	365	371,421
4.85%, 02/19/36	50	48,984
6.38%, 06/01/37	100	109,271
3.15%, 02/21/40	121	94,340
2.80%, 08/15/41	89	64,471
4.95%, 10/01/41	141	131,354
5.15%, 11/15/41	87	82,755
5.60%, 03/02/43	280	278,314
4.40%, 05/01/45	200	169,437
5.50%, 02/19/46(a)	125	121,238
4.56%, 06/15/48	87	73,674
3.38%, 02/21/50	171	120,793
4.66%, 06/15/51(a)	400	339,856
3.00%, 01/15/52(a)	90	57,937
4.20%, 02/22/52	60	47,170
4.88%, 03/01/53(a)	115	100,086
5.65%, 03/02/53	495	481,785
2.77%, 09/01/53	71	41,910
5.65%, 02/19/56	30	29,289
4.40%, 02/22/62	125	97,797
5.75%, 03/02/63	260	252,122
Baxalta, Inc., 5.25%, 06/23/45	28	26,222
Biogen, Inc.
2.25%, 05/01/30	238	217,256
5.05%, 01/15/31	50	50,596
5.75%, 05/15/35(a)	150	156,325
5.20%, 09/15/45(a)	100	92,602
3.15%, 05/01/50	193	125,666
3.25%, 02/15/51	54	35,550
6.45%, 05/15/55	50	53,452
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	117	108,787
Gilead Sciences, Inc.
1.20%, 10/01/27	62	59,688
4.25%, 05/20/28	80	79,759
4.40%, 05/20/29	110	109,763
4.80%, 11/15/29	60	60,597
1.65%, 10/01/30	183	162,274
4.60%, 05/20/31	85	84,728
5.25%, 10/15/33	50	51,397
4.90%, 05/20/34	100	99,829
5.10%, 06/15/35(a)	75	75,627
4.60%, 09/01/35(a)	131	127,261
4.00%, 09/01/36	100	91,599
2.60%, 10/01/40	100	72,645
5.65%, 12/01/41	181	184,462
4.80%, 04/01/44	189	172,227
4.50%, 02/01/45	125	108,753
4.75%, 03/01/46	257	230,122
4.15%, 03/01/47	197	161,160
2.80%, 10/01/50	150	94,665
5.55%, 10/15/53(a)	105	103,660
5.50%, 11/15/54(a)	75	73,289
5.60%, 11/15/64	75	73,760
Illumina, Inc.
5.75%, 12/13/27	100	101,500
4.75%, 12/12/30	50	49,696
2.55%, 03/23/31	55	49,598
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	140	123,815
Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals, Inc. (continued)
2.80%, 09/15/50	$94	$ 57,236
Royalty Pharma PLC
1.75%, 09/02/27(a)	257	248,928
5.15%, 09/02/29	50	50,661
2.20%, 09/02/30	100	90,365
4.45%, 03/25/31	50	49,164
2.15%, 09/02/31	84	73,759
5.40%, 09/02/34(a)	50	50,465
5.20%, 09/25/35	100	99,079
3.30%, 09/02/40	121	93,846
3.55%, 09/02/50	100	69,861
3.35%, 09/02/51	87	58,198
5.90%, 09/02/54	50	49,463
5.95%, 09/25/55	50	49,831
		9,204,506
Building Materials — 0.2%
Amrize Finance U.S. LLC
4.70%, 04/07/28	25	25,035
4.95%, 04/07/30	100	100,661
5.40%, 04/07/35	100	101,473
Carlisle Cos., Inc.
3.75%, 12/01/27	100	98,925
2.75%, 03/01/30(a)	189	176,487
2.20%, 03/01/32	75	64,798
5.25%, 09/15/35	75	74,792
Carrier Global Corp.
2.72%, 02/15/30	200	187,005
2.70%, 02/15/31	50	45,840
5.90%, 03/15/34	96	101,214
3.38%, 04/05/40	171	137,426
3.58%, 04/05/50	151	109,926
6.20%, 03/15/54(a)	75	80,440
CRH America Finance, Inc.
4.40%, 02/09/31(a)	100	98,468
5.40%, 05/21/34	200	203,151
5.50%, 01/09/35	200	203,283
5.00%, 02/09/36(a)	100	97,804
5.60%, 02/09/56(a)	80	78,138
CRH SMW Finance DAC, 5.13%, 01/09/30	200	202,628
Eagle Materials, Inc.
2.50%, 07/01/31	67	59,861
5.00%, 03/15/36	125	120,899
Fortune Brands Innovations, Inc.(a)
3.25%, 09/15/29	87	82,995
4.00%, 03/25/32	75	71,041
5.88%, 06/01/33	38	39,575
4.50%, 03/25/52	87	70,401
Johnson Controls International PLC
4.50%, 02/15/47(a)	87	74,388
4.95%, 07/02/64(d)	64	55,928
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	50	51,151
1.75%, 09/15/30	70	62,252
2.00%, 09/16/31(a)	121	106,209
4.90%, 12/01/32	65	65,054
Lennox International, Inc.
1.70%, 08/01/27	50	48,573
5.50%, 09/15/28	60	60,992

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Martin Marietta Materials, Inc.
2.50%, 03/15/30	$121	$ 111,775
2.40%, 07/15/31	58	51,639
5.15%, 12/01/34	55	54,997
4.25%, 12/15/47	87	70,874
3.20%, 07/15/51	75	49,794
5.50%, 12/01/54(a)	70	66,958
Masco Corp.
1.50%, 02/15/28	65	61,848
2.00%, 10/01/30	50	44,479
2.00%, 02/15/31	87	76,601
3.13%, 02/15/51	73	47,273
Mohawk Industries, Inc.
5.85%, 09/18/28	50	51,208
3.63%, 05/15/30(a)	75	71,947
Owens Corning
3.95%, 08/15/29	50	48,941
3.50%, 02/15/30	50	47,894
3.88%, 06/01/30	75	72,545
5.70%, 06/15/34(a)	55	56,848
4.40%, 01/30/48	171	140,787
5.95%, 06/15/54(a)	75	76,197
Trane Technologies Financing Ltd.
3.80%, 03/21/29	100	98,289
4.65%, 11/01/44	30	26,749
4.50%, 03/21/49	87	74,287
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	80	78,992
4.30%, 02/21/48	87	72,457
Vulcan Materials Co.
4.95%, 12/01/29	40	40,343
3.50%, 06/01/30	75	71,751
5.35%, 12/01/34(a)	75	76,175
4.50%, 06/15/47	87	74,486
4.70%, 03/01/48	50	43,704
5.70%, 12/01/54(a)	85	84,335
		5,100,986
Building Products — 0.2%
Ferguson Enterprises, Inc.
4.35%, 03/15/31	50	49,092
5.00%, 10/03/34	100	98,950
Home Depot, Inc.
2.80%, 09/14/27	87	85,558
0.90%, 03/15/28(a)	117	110,672
1.50%, 09/15/28	87	82,005
3.75%, 09/15/28	35	34,608
3.90%, 12/06/28(a)	78	77,329
4.90%, 04/15/29	50	50,660
2.95%, 06/15/29	152	145,964
4.75%, 06/25/29(a)	120	121,188
2.70%, 04/15/30	125	117,323
3.95%, 09/15/30	40	39,198
1.38%, 03/15/31	125	108,289
4.85%, 06/25/31(a)	105	106,296
1.88%, 09/15/31	87	76,225
3.25%, 04/15/32	116	107,944
4.50%, 09/15/32	100	99,446
4.95%, 06/25/34	320	321,073
4.65%, 09/15/35	175	170,376
5.88%, 12/16/36	274	291,724
3.30%, 04/15/40	139	111,483
5.40%, 09/15/40	87	87,300
Security	Par (000)	Value
Building Products (continued)
Home Depot, Inc. (continued)
5.95%, 04/01/41	$87	$ 92,073
4.20%, 04/01/43	80	68,347
4.88%, 02/15/44	100	92,214
4.40%, 03/15/45	114	97,813
4.25%, 04/01/46	171	142,823
3.90%, 06/15/47	121	94,902
4.50%, 12/06/48	121	103,133
3.13%, 12/15/49	104	69,409
3.35%, 04/15/50	150	104,454
2.38%, 03/15/51	155	87,942
2.75%, 09/15/51	87	53,063
3.63%, 04/15/52(a)	177	128,052
4.95%, 09/15/52(a)	80	72,277
5.30%, 06/25/54(a)	175	165,638
3.50%, 09/15/56	100	69,238
5.40%, 06/25/64(a)	50	47,544
Lowe’s Cos., Inc.
3.95%, 10/15/27(a)	125	124,226
1.30%, 04/15/28(a)	96	90,740
1.70%, 09/15/28	97	91,276
4.00%, 10/15/28	125	123,441
3.65%, 04/05/29	162	158,218
4.50%, 04/15/30(a)	121	120,780
1.70%, 10/15/30	104	92,000
4.25%, 03/15/31	125	122,465
2.63%, 04/01/31	121	110,214
3.75%, 04/01/32	153	145,015
4.50%, 10/15/32(a)	125	122,353
5.00%, 04/15/33	100	100,395
5.15%, 07/01/33(a)	75	75,755
4.85%, 10/15/35(a)	125	121,924
5.00%, 04/15/40(a)	71	67,740
2.80%, 09/15/41	72	51,402
4.38%, 09/15/45	71	58,994
3.70%, 04/15/46	177	133,012
4.05%, 05/03/47	150	117,266
3.00%, 10/15/50	111	70,274
3.50%, 04/01/51	171	118,853
4.25%, 04/01/52	167	130,776
5.63%, 04/15/53(a)	220	211,889
5.75%, 07/01/53	25	24,444
4.45%, 04/01/62	155	120,120
5.80%, 09/15/62(a)	120	116,980
5.85%, 04/01/63	60	58,936
		6,861,113
Capital Markets — 0.6%
Affiliated Managers Group, Inc.
3.30%, 06/15/30	50	47,299
5.50%, 02/15/36	75	74,191
Ameriprise Financial, Inc.
5.70%, 12/15/28(a)	25	25,661
4.80%, 06/15/31	40	39,995
4.50%, 05/13/32	50	49,266
5.15%, 05/15/33	50	50,590
5.20%, 04/15/35	100	99,613
5.35%, 06/15/36	40	39,852
Apollo Debt Solutions BDC
5.20%, 12/08/28(b)	50	49,229
6.90%, 04/13/29(a)	100	102,635
5.88%, 08/30/30(a)	75	74,213
5.70%, 01/23/31(a)(b)	125	122,381
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Apollo Debt Solutions BDC (continued)
6.70%, 07/29/31(a)	$100	$ 101,936
6.55%, 03/15/32	50	50,428
Apollo Global Management, Inc.
4.60%, 01/15/31	50	49,404
6.38%, 11/15/33	75	79,903
5.15%, 08/12/35(a)	75	72,899
5.70%, 03/30/36	50	50,172
5.80%, 05/21/54(a)	100	94,691
Ares Capital Corp.
2.88%, 06/15/28	178	170,311
5.88%, 03/01/29	160	161,267
5.95%, 07/15/29	200	202,010
5.55%, 01/15/30	25	24,860
5.25%, 04/12/31	25	24,290
3.20%, 11/15/31(a)	137	120,211
5.80%, 03/08/32(a)	100	99,095
ARES Capital Corp.
5.50%, 09/01/30	70	69,138
5.10%, 01/15/31	25	24,184
Ares Management Corp., 5.60%, 10/11/54	85	76,998
Bain Capital Specialty Finance, Inc.(a)
5.95%, 03/15/30	50	48,695
5.95%, 03/01/31	50	48,318
Bank of New York Mellon Corp.
3.40%, 01/29/28	75	73,980
3.85%, 04/28/28	75	74,482
1.65%, 07/14/28(a)	75	71,238
3.85%, 04/26/29	68	67,056
3.30%, 08/23/29	121	116,305
1.65%, 01/28/31(a)	75	66,387
1.80%, 07/28/31	76	66,307
2.50%, 01/26/32	87	77,923
(1-day SOFR + 0.63%), 4.03%, 01/22/30(c)	70	69,025
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	100	100,467
(1-day SOFR + 0.89%), 4.94%, 02/11/31(c)	75	75,638
(1-day SOFR + 0.90%), 4.54%, 04/23/32(a)(c)	100	99,038
(1-day SOFR + 1.09%), 4.98%, 03/14/30(c)	100	100,858
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	75	75,068
(1-day SOFR + 1.18%), 5.09%, 04/23/37(c)	90	89,169
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	100	101,186
(1-day SOFR + 1.25%), 5.23%, 11/20/35(c)	75	76,012
(1-day SOFR + 1.35%), 5.32%, 06/06/36(c)	50	50,634
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	100	97,071
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	100	100,955
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	100	98,363
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	75	77,734
(1-day SOFR + 1.76%), 4.60%, 07/26/30(c)	115	114,989
(1-day SOFR + 1.77%), 5.61%, 07/21/39(c)	25	25,501
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	125	135,927
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	80	81,392
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	130	136,569
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	125	124,858
Barings BDC, Inc.
5.20%, 09/15/28	35	34,430
7.00%, 02/15/29(a)	35	35,533
Barings Private Credit Corp., 6.15%, 06/11/30	50	48,838
BGC Group, Inc.
6.60%, 06/10/29	25	25,776
6.15%, 04/02/30	75	76,531
Blackstone Private Credit Fund
7.30%, 11/27/28(a)(b)	25	25,794
Security	Par (000)	Value
Capital Markets (continued)
Blackstone Private Credit Fund (continued)
4.00%, 01/15/29	$100	$ 95,568
5.95%, 07/16/29	250	250,092
5.60%, 11/22/29	50	49,326
5.25%, 04/01/30(a)	50	48,556
5.05%, 09/10/30	25	23,923
6.25%, 01/25/31	25	25,019
5.35%, 03/12/31(a)	25	24,037
5.95%, 05/15/31(a)	25	24,611
6.00%, 01/29/32	100	98,554
6.00%, 11/22/34	150	144,380
Blackstone Secured Lending Fund
5.88%, 11/15/27	50	50,356
5.35%, 04/13/28	25	24,918
2.85%, 09/30/28	185	174,773
5.30%, 06/30/30(a)	75	72,935
5.13%, 01/31/31(a)	55	52,682
5.90%, 05/21/31	25	24,627
Blue Owl Capital Corp.
2.88%, 06/11/28	100	94,662
5.95%, 03/15/29(a)	125	124,997
6.20%, 07/15/30(a)	60	59,786
6.30%, 08/15/31	25	24,848
Blue Owl Credit Income Corp.
7.95%, 06/13/28	75	77,560
7.75%, 01/15/29(a)	175	180,408
6.60%, 09/15/29	50	50,322
5.80%, 03/15/30	150	146,144
6.65%, 03/15/31	90	89,931
6.55%, 10/15/31(b)	40	39,820
Blue Owl Finance LLC
3.13%, 06/10/31(a)	100	87,915
4.38%, 02/15/32	50	45,911
6.25%, 04/18/34(a)	120	117,485
4.13%, 10/07/51(a)	50	34,335
Blue Owl Technology Finance Corp.
6.10%, 03/15/28(a)	100	99,672
6.75%, 04/04/29(a)	75	75,358
6.13%, 01/23/31	50	48,328
Brookfield Asset Management Ltd.
4.65%, 11/15/30	50	49,346
4.83%, 04/15/31	50	49,530
5.80%, 04/24/35	100	102,021
5.30%, 01/15/36	100	97,492
6.08%, 09/15/55(a)	100	100,415
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	86	75,494
Capital Southwest Corp., 5.95%, 09/18/30	50	49,821
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	35	35,239
5.75%, 02/15/31(a)	35	33,724
Charles Schwab Corp.
3.20%, 01/25/28	171	167,942
2.00%, 03/20/28	140	134,388
4.00%, 02/01/29	50	49,520
3.25%, 05/22/29(a)	70	67,781
2.75%, 10/01/29	70	66,161
4.63%, 03/22/30(a)	200	201,157
1.65%, 03/11/31(a)	87	76,052
2.30%, 05/13/31	171	153,286
1.95%, 12/01/31(a)	100	87,029
2.90%, 03/03/32	140	126,970
(1-day SOFR + 0.78%), 4.74%, 05/21/30(a)(c)	75	75,141

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Charles Schwab Corp. (continued)
(1-day SOFR + 0.94%), 4.34%, 11/14/31(a)(c)	$85	$ 83,594
(1-day SOFR + 1.23%), 4.91%, 11/14/36(c)	75	73,182
(1-day SOFR + 1.28%), 5.49%, 05/21/37(c)	75	76,012
(1-day SOFR + 1.88%), 6.20%, 11/17/29(a)(c)	100	103,427
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)	100	106,244
(1-day SOFR + 2.50%), 5.85%, 05/19/34(a)(c)	250	261,230
CI Financial Corp.
3.20%, 12/17/30	104	93,955
4.10%, 06/15/51	40	26,921
Franklin Resources, Inc.
1.60%, 10/30/30(a)	100	88,000
2.95%, 08/12/51	75	46,918
Goldman Sachs BDC, Inc.
5.10%, 01/28/29	50	48,837
5.65%, 09/09/30(a)	45	44,214
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28	25	24,865
5.88%, 05/06/28	50	50,261
5.38%, 01/31/29	75	74,380
6.25%, 05/06/30(a)	65	65,857
5.88%, 01/31/31(a)	75	74,081
6.15%, 06/16/31(a)(b)	25	24,819
Golub Capital BDC, Inc.
7.05%, 12/05/28	25	25,680
6.00%, 07/15/29	200	200,187
6.25%, 06/01/31	25	24,764
Golub Capital Private Credit Fund
5.45%, 08/15/28	75	74,159
5.80%, 09/12/29	60	59,329
5.88%, 05/01/30(a)	100	98,442
5.60%, 04/15/31(b)	25	23,935
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31(a)	25	25,631
5.95%, 07/15/33(b)	25	25,106
6.38%, 07/01/34	75	76,499
6.75%, 07/15/35	25	25,987
Invesco Finance PLC, 5.38%, 11/30/43	87	83,477
Janus Henderson U.S. Holdings, Inc., 5.45%, 09/10/34	25	25,236
Jefferies Financial Group, Inc.
5.88%, 07/21/28	120	122,314
4.15%, 01/23/30	121	116,900
5.13%, 04/28/31	100	98,713
2.63%, 10/15/31	121	105,397
2.75%, 10/15/32	91	77,745
6.20%, 04/14/34(a)	275	281,465
5.50%, 02/15/36	100	96,499
6.50%, 01/20/43(a)	30	30,125
Lazard Group LLC(a)
4.50%, 09/19/28	100	99,244
6.00%, 03/15/31	100	103,689
5.63%, 08/01/35	25	25,080
Legg Mason, Inc., 5.63%, 01/15/44	59	57,843
LPL Holdings, Inc.
6.75%, 11/17/28	100	103,968
5.20%, 03/15/30	100	100,654
5.15%, 06/15/30	100	100,317
5.65%, 03/15/35	50	49,691
5.75%, 06/15/35(a)	100	100,095
Main Street Capital Corp.
5.40%, 08/15/28	50	49,737
6.95%, 03/01/29	50	51,417
Security	Par (000)	Value
Capital Markets (continued)
Marex Group PLC
5.83%, 05/08/28	$100	$ 100,692
5.68%, 04/21/31	50	50,019
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29	45	45,459
6.00%, 05/19/30	50	49,721
MSD Investment Corp.
6.38%, 06/12/29(b)	25	25,058
6.25%, 05/31/30	60	59,386
6.13%, 02/05/31(b)	75	73,236
New Mountain Finance Corp.
6.20%, 10/15/27(a)	25	25,087
6.88%, 02/01/29	35	35,146
Nomura Holdings, Inc.
5.39%, 07/06/27	200	201,778
5.84%, 01/18/28	200	203,493
2.17%, 07/14/28	200	190,049
2.71%, 01/22/29	222	210,785
5.61%, 07/06/29	200	204,071
3.10%, 01/16/30	200	187,998
4.90%, 07/01/30(a)	200	199,636
2.61%, 07/14/31	200	178,455
5.78%, 07/03/34(a)	200	206,124
5.49%, 06/29/35(a)	200	203,046
(5-year CMT + 1.30%), 5.04%, 06/10/36(a)(c)	200	195,320
North Haven Private Income Fund LLC, 5.75%, 02/01/30(a)	50	48,780
Northern Trust Corp.
3.65%, 08/03/28	87	85,786
3.15%, 05/03/29	87	84,227
1.95%, 05/01/30	100	91,006
4.15%, 11/19/30	55	54,205
6.13%, 11/02/32	130	139,050
(5-year CMT + 1.05%), 5.12%, 11/19/40(a)(c)	70	68,440
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	35	35,157
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	100	102,000
Raymond James Financial, Inc.
4.90%, 09/11/35	95	92,642
4.95%, 07/15/46	87	77,716
3.75%, 04/01/51(a)	100	72,672
5.65%, 09/11/55(a)	100	97,202
Sixth Street Lending Partners
5.75%, 01/15/30	100	99,353
6.13%, 07/15/30	150	150,831
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/29	50	50,571
5.63%, 08/15/30(a)	50	49,539
5.65%, 08/15/31(a)	25	24,535
State Street Corp.
4.33%, 10/22/27	200	200,050
4.54%, 02/28/28	150	150,569
2.40%, 01/24/30(a)	75	70,035
4.73%, 02/28/30	75	75,523
4.83%, 04/24/30	75	75,751
2.20%, 03/03/31	100	89,414
(1-day SOFR + 0.91%), 4.56%, 04/23/32(c)	75	74,141
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	92	82,030
(1-day SOFR + 1.02%), 4.53%, 02/20/29(c)	125	124,946
(1-day SOFR + 1.05%), 4.68%, 10/22/32(c)	100	99,385
(1-day SOFR + 1.20%), 5.09%, 04/24/37(c)	75	74,323
(1-day SOFR + 1.22%), 5.15%, 02/28/36(c)	75	75,133
(1-day SOFR + 1.22%), 4.78%, 10/23/36(c)	125	121,429
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
State Street Corp. (continued)
(1-day SOFR + 1.48%), 5.68%, 11/21/29(a)(c)	$100	$ 102,610
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	70	65,766
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	80	79,379
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	50	48,907
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	60	61,068
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	75	72,139
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	60	60,634
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	50	52,678
(1-day SOFR + 2.65%), 3.15%, 03/30/31(a)(c)	71	67,510
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(c)	50	49,533
Stifel Financial Corp., 4.00%, 05/15/30(a)	100	96,606
T Rowe Price Oha Select Private Credit Fund, 07/02/31(b)(e)	25	24,715
TPG Operating Group II LP, 5.38%, 01/15/36	100	97,314
UBS Americas, Inc., 7.13%, 07/15/32(a)	100	111,339
Voya Financial, Inc.
5.00%, 09/20/34(a)	40	39,335
5.05%, 03/02/36	25	24,316
5.70%, 07/15/43(a)	87	86,025
4.80%, 06/15/46	35	30,818
		19,872,931
Chemicals — 0.2%
Air Products and Chemicals, Inc.
4.30%, 06/11/28	25	24,957
4.60%, 02/08/29(a)	100	100,347
2.05%, 05/15/30	75	68,312
4.75%, 02/08/31(a)	100	100,612
4.90%, 10/11/32	25	25,226
4.80%, 03/03/33	70	70,334
4.85%, 02/08/34(a)	100	99,611
2.70%, 05/15/40	87	64,381
2.80%, 05/15/50(a)	111	70,098
Albemarle Corp., 5.05%, 06/01/32(a)	23	22,900
Cabot Corp., 5.00%, 06/30/32	50	49,901
CF Industries, Inc.
5.15%, 03/15/34	87	86,270
5.30%, 11/26/35(a)	125	124,557
4.95%, 06/01/43	87	78,353
5.38%, 03/15/44	87	81,583
Dow Chemical Co.
4.80%, 11/30/28	75	75,139
2.10%, 11/15/30	75	66,243
4.80%, 01/15/31	50	49,253
6.30%, 03/15/33(a)	50	52,517
5.15%, 02/15/34(a)	75	73,561
4.25%, 10/01/34	50	45,377
5.35%, 03/15/35(a)	50	49,200
5.65%, 03/15/36(a)	50	49,744
9.40%, 05/15/39(a)	69	89,601
5.25%, 11/15/41	74	66,671
4.38%, 11/15/42	87	70,162
4.63%, 10/01/44	50	40,763
5.55%, 11/30/48	71	62,979
4.80%, 05/15/49(a)	100	80,012
3.60%, 11/15/50(a)	137	90,837
6.90%, 05/15/53(a)	150	156,670
5.60%, 02/15/54(a)	75	66,460
5.95%, 03/15/55(a)	50	46,456
Security	Par (000)	Value
Chemicals (continued)
DuPont de Nemours, Inc.
4.73%, 11/15/28(b)	$111	$ 110,948
5.32%, 11/15/38	130	128,490
5.42%, 11/15/48	55	51,861
Eastman Chemical Co.
4.50%, 12/01/28	71	70,652
5.00%, 08/01/29	100	100,573
4.50%, 02/20/31	50	49,048
5.75%, 03/08/33	40	41,364
5.63%, 02/20/34(a)	75	76,362
4.80%, 09/01/42	87	77,433
4.65%, 10/15/44(a)	71	60,687
Ecolab, Inc.
5.25%, 01/15/28	75	75,931
4.60%, 06/15/29(a)	100	100,151
4.80%, 03/24/30	87	87,608
1.30%, 01/30/31	90	77,599
4.80%, 06/15/31	100	100,443
2.13%, 02/01/32	171	149,844
5.15%, 06/15/33	100	101,378
5.00%, 09/01/35(a)	70	69,775
5.35%, 06/15/36	100	101,711
5.50%, 12/08/41(a)	50	50,645
3.95%, 12/01/47	25	19,901
2.13%, 08/15/50	90	48,605
2.70%, 12/15/51	124	75,591
2.75%, 08/18/55(a)	50	29,681
EIDP, Inc.
2.30%, 07/15/30(a)	140	129,138
5.13%, 05/15/32	50	50,581
International Flavors & Fragrances, Inc.
4.45%, 09/26/28	57	56,803
4.38%, 06/01/47	57	46,635
5.00%, 09/26/48(a)	87	76,868
Linde, Inc.
1.10%, 08/10/30	155	135,642
2.00%, 08/10/50	122	65,291
LYB International Finance BV
5.25%, 07/15/43	100	88,114
4.88%, 03/15/44(a)	112	93,959
LYB International Finance III LLC
2.25%, 10/01/30	67	59,865
5.63%, 05/15/33(a)	40	40,314
5.50%, 03/01/34(a)	75	74,359
6.15%, 05/15/35	50	51,243
5.88%, 01/15/36	100	100,271
3.38%, 10/01/40	94	68,862
4.20%, 10/15/49	94	68,357
4.20%, 05/01/50(a)	87	63,222
3.63%, 04/01/51(a)	77	50,861
3.80%, 10/01/60(a)	70	44,180
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	115	87,730
Mosaic Co.
4.05%, 11/15/27	171	169,840
5.38%, 11/15/28	50	50,599
5.45%, 11/15/33(a)	64	64,774
4.88%, 11/15/41	50	45,032
5.63%, 11/15/43(a)	75	71,273
Nutrien Ltd.
4.90%, 03/27/28	30	30,128
2.95%, 05/13/30	71	66,628
4.85%, 05/29/31	50	49,952

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Nutrien Ltd. (continued)
5.25%, 03/12/32	$75	$ 76,245
5.40%, 06/21/34	50	50,683
4.13%, 03/15/35	50	45,971
5.35%, 05/29/36	50	49,888
5.63%, 12/01/40	50	49,903
4.90%, 06/01/43	87	78,394
5.25%, 01/15/45	50	46,829
5.00%, 04/01/49	80	71,146
3.95%, 05/13/50	87	65,764
5.80%, 03/27/53(a)	100	99,286
PPG Industries, Inc.
2.80%, 08/15/29	171	162,068
4.38%, 03/15/31	50	49,125
RPM International, Inc.
2.95%, 01/15/32	86	77,482
5.25%, 06/01/45	87	80,797
Sherwin-Williams Co.
4.55%, 03/01/28	50	49,996
4.30%, 08/15/28(a)	50	49,736
2.95%, 08/15/29	108	102,871
4.50%, 08/15/30	50	49,590
2.20%, 03/15/32	139	121,460
5.15%, 08/15/35(a)	50	50,136
4.55%, 08/01/45	100	85,633
4.50%, 06/01/47	171	143,797
3.80%, 08/15/49	103	77,660
Westlake Corp.
3.38%, 06/15/30(a)	75	71,169
5.55%, 11/15/35(a)	70	69,389
5.00%, 08/15/46(a)	130	111,934
4.38%, 11/15/47	50	38,784
3.13%, 08/15/51	110	67,528
6.38%, 11/15/55	50	49,374
		8,298,527
Commercial Services & Supplies — 0.2%
American University, Series 2019, 3.67%, 04/01/49	60	45,101
Automatic Data Processing, Inc.
1.70%, 05/15/28	100	95,411
1.25%, 09/01/30(a)	191	168,010
4.75%, 05/08/32	75	75,156
4.45%, 09/09/34(a)	120	116,935
5.00%, 05/07/36	100	99,273
Brown University, Series A, 2.92%, 09/01/50	75	49,316
California Endowment, Series 2021, 2.50%, 04/01/51	84	50,325
California Institute of Technology, 3.65%, 09/01/2119(a)	171	109,009
Cintas Corp. No. 2
4.20%, 05/01/28	50	49,827
4.00%, 05/01/32	61	58,772
Cornell University
Series 2025, 4.17%, 06/15/30	55	54,470
Series 2025, 4.73%, 06/15/35	60	59,061
Duke University
Series 2020, 2.68%, 10/01/44	75	55,216
Series 2020, 2.83%, 10/01/55(a)	88	54,841
Emory University, Series 2020, 2.97%, 09/01/50(a)	62	40,337
Ford Foundation
Series 2020, 2.42%, 06/01/50(a)	60	35,673
Series 2020, 2.82%, 06/01/70	70	39,584
Security	Par (000)	Value
Commercial Services & Supplies (continued)
GATX Corp.
4.55%, 11/07/28	$50	$ 49,774
4.70%, 04/01/29	121	120,830
4.00%, 06/30/30	50	48,713
1.90%, 06/01/31	50	43,703
3.50%, 06/01/32(a)	50	46,299
4.90%, 03/15/33(a)	145	144,063
5.45%, 09/15/33(a)	100	102,345
6.05%, 03/15/34	50	52,415
6.90%, 05/01/34	25	27,596
5.50%, 06/15/35(a)	75	75,886
5.20%, 03/15/44	50	46,429
6.05%, 06/05/54(a)	100	100,955
George Washington University
4.87%, 09/15/45	74	67,448
Series 2014, 4.30%, 09/15/44(a)	87	73,834
Series 2018, 4.13%, 09/15/48	58	46,941
Georgetown University
Series 20A, 2.94%, 04/01/50(a)	77	49,287
Series A, 5.22%, 10/01/2118	62	54,651
Series B, 4.32%, 04/01/49(a)	40	32,974
Howard University, Series 22A, 5.21%, 10/01/52	73	60,181
Leland Stanford Junior University
4.68%, 03/01/35(a)	50	48,804
3.65%, 05/01/48	130	100,975
2.41%, 06/01/50	75	44,443
Massachusetts Institute of Technology
3.96%, 07/01/38	98	89,184
3.07%, 04/01/52	27	18,173
5.62%, 06/01/55(a)	100	102,089
5.60%, 07/01/2111	87	86,045
4.68%, 07/01/2114	75	61,690
Series F, 2.99%, 07/01/50	73	49,047
Series G, 2.29%, 07/01/51	56	31,786
Mobility Global, Inc.(b)
5.05%, 06/15/29	75	75,129
5.45%, 06/15/31	75	75,811
6.05%, 06/15/36	75	75,850
Nature Conservancy, Series A, 3.96%, 03/01/52(a)	75	58,664
Northeastern University, Series 2020, 2.89%, 10/01/50	51	33,406
Northwestern University
Series 2017, 3.66%, 12/01/57(a)	58	42,327
Series 2020, 2.64%, 12/01/50	85	53,132
President and Fellows of Harvard College
3.15%, 07/15/46	62	45,099
2.52%, 10/15/50	71	43,296
3.30%, 07/15/56	121	82,941
Quanta Services, Inc.
4.75%, 08/09/27	50	50,127
4.30%, 08/09/28	50	49,796
2.90%, 10/01/30	90	83,724
4.50%, 01/15/31	50	49,390
2.35%, 01/15/32(a)	80	70,237
5.25%, 08/09/34	50	50,566
5.10%, 08/09/35(a)	50	49,668
3.05%, 10/01/41	69	51,163
RELX Capital, Inc.
4.00%, 03/18/29	25	24,590
4.75%, 03/27/30(a)	100	100,169
3.00%, 05/22/30	100	93,926
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
RELX Capital, Inc. (continued)
5.25%, 03/27/35	$100	$ 100,792
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	71	43,033
Rollins, Inc., 5.25%, 02/24/35	50	49,937
Thomas Jefferson University, 3.85%, 11/01/57	47	33,401
TR Finance LLC, 5.65%, 11/23/43(a)	171	167,747
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32	50	44,745
5.15%, 02/15/33	50	48,995
Trustees of Boston College, 3.13%, 07/01/52(a)	87	58,367
Trustees of Princeton University
4.65%, 07/01/30	5	5,045
5.70%, 03/01/39	87	91,464
Series 2020, 2.52%, 07/01/50	74	46,007
Trustees of the University of Pennsylvania
3.61%, 02/15/2119(a)	57	35,436
Series 2020, 2.40%, 10/01/50	52	29,581
UL Solutions, Inc., 6.50%, 10/20/28	25	25,931
University of Chicago, Series C, 2.55%, 04/01/50(a)	73	47,921
University of Miami, Series 2022, 4.06%, 04/01/52(a)	67	50,476
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	82	60,685
University of Southern California
2.81%, 10/01/50	71	45,285
4.98%, 10/01/53	75	69,224
Series 21A, 2.95%, 10/01/51(a)	87	56,751
Series A, 3.23%, 10/01/2120(a)	69	38,954
Verisk Analytics, Inc.
4.13%, 03/15/29	87	85,896
5.75%, 04/01/33(a)	55	57,009
5.25%, 06/05/34	90	89,839
5.25%, 03/15/35(a)	75	74,567
5.13%, 03/15/36	25	24,433
5.50%, 06/15/45	75	71,324
3.63%, 05/15/50	58	41,050
Washington University
4.35%, 04/15/2122	83	62,621
Series 2022, 3.52%, 04/15/54(a)	75	54,114
William Marsh Rice University, 3.77%, 05/15/55	85	64,001
Yale University
Series 2020, 1.48%, 04/15/30	54	48,579
Series 2020, 2.40%, 04/15/50(a)	62	37,216
		6,252,314
Communications Equipment — 0.0%
Juniper Networks, Inc.
3.75%, 08/15/29	87	83,943
5.95%, 03/15/41	87	87,073
Motorola Solutions, Inc.
4.60%, 02/23/28	87	87,201
5.00%, 04/15/29	25	25,271
4.60%, 05/23/29	66	65,810
4.85%, 08/15/30	50	50,140
2.30%, 11/15/30	146	131,700
2.75%, 05/24/31	102	92,662
5.20%, 08/15/32	50	50,437
5.40%, 04/15/34	125	126,544
Security	Par (000)	Value
Communications Equipment (continued)
Motorola Solutions, Inc. (continued)
5.55%, 08/15/35	$50	$ 50,897
5.50%, 09/01/44(a)	75	72,593
		924,271
Construction & Engineering — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	100	103,287
5.90%, 03/01/33(a)	75	77,384
Jacobs Solutions, Inc.
4.75%, 03/03/31(a)	50	49,538
5.38%, 03/03/36	50	49,170
MasTec, Inc., 5.90%, 06/15/29	25	25,725
		305,104
Consumer Finance — 0.4%
American Express Co.
5.85%, 11/05/27(a)	140	142,652
4.05%, 05/03/29	86	85,185
4.05%, 12/03/42	167	141,424
(1-day SOFR + 0.58%), 4.01%, 02/09/29(a)(c)	150	148,674
(1-day SOFR + 0.81%), 4.35%, 07/20/29(c)	125	124,361
(1-day SOFR + 0.81%), 4.44%, 05/03/30(c)	160	159,014
(1-day SOFR + 0.87%), 4.46%, 02/10/32(a)(c)	110	108,377
(1-day SOFR + 0.93%), 5.04%, 07/26/28(c)	215	216,222
(1-day SOFR + 1.22%), 4.92%, 07/20/33(c)	230	229,873
(1-day SOFR + 1.24%), 4.80%, 10/24/36(c)	175	169,464
(1-day SOFR + 1.26%), 4.73%, 04/25/29(c)	150	150,386
(1-day SOFR + 1.42%), 5.28%, 07/26/35(a)(c)	175	176,770
(1-day SOFR + 1.44%), 5.02%, 04/25/31(c)	150	151,531
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	50	51,976
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	100	97,318
(1-day SOFR + 1.79%), 5.67%, 04/25/36(c)	175	181,253
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	145	145,234
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	50	51,165
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	75	79,993
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	100	99,451
(1-day SOFR Index + 1.02%), 5.09%, 01/30/31(c)	100	101,199
(1-day SOFR Index + 1.09%), 5.53%, 04/25/30(c)	100	102,221
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	100	101,324
(1-day SOFR Index + 1.32%), 5.44%, 01/30/36(c)	220	224,491
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27(a)	83	79,977
Block Financial LLC(a)
2.50%, 07/15/28	89	84,770
3.88%, 08/15/30	100	95,055
5.38%, 09/15/32	25	24,498
Capital One Financial Corp.
3.80%, 01/31/28	371	366,404
6.70%, 11/29/32	100	108,623
(1-day SOFR + 1.15%), 4.72%, 01/30/32(c)	100	98,653
(1-day SOFR + 1.25%), 4.49%, 09/11/31(c)	170	166,803
(1-day SOFR + 1.27%), 2.62%, 11/02/32(a)(c)	87	77,051
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	121	105,037
(1-day SOFR + 1.51%), 5.40%, 01/30/37(c)	100	98,686
(1-day SOFR + 1.56%), 5.46%, 07/26/30(c)	85	86,395
(1-day SOFR + 1.63%), 5.20%, 09/11/36(c)	200	194,689
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	118	113,635
(1-day SOFR + 1.91%), 5.70%, 02/01/30(c)	30	30,622
(1-day SOFR + 1.99%), 5.88%, 07/26/35(a)(c)	355	365,108
(1-day SOFR + 2.04%), 6.18%, 01/30/36(a)(c)	50	51,143
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	100	101,243

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp. (continued)
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	$135	$ 140,245
(1-day SOFR + 2.37%), 5.27%, 05/10/33(c)	100	100,285
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	50	50,530
(1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(c)	90	92,464
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	140	143,960
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	280	296,282
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	75	86,254
Equifax, Inc.
5.10%, 12/15/27	95	95,632
5.10%, 06/01/28	40	40,322
4.80%, 09/15/29	90	90,104
3.10%, 05/15/30	50	46,928
2.35%, 09/15/31	121	106,426
Global Payments, Inc.
4.95%, 08/15/27	50	50,102
4.55%, 03/15/28	50	49,773
4.50%, 11/15/28	150	148,204
3.20%, 08/15/29	137	129,244
5.30%, 08/15/29	35	35,211
2.90%, 05/15/30	175	160,630
4.88%, 11/15/30	135	132,715
2.90%, 11/15/31	69	60,777
5.40%, 08/15/32(a)	100	99,609
5.20%, 11/15/32	75	73,249
5.40%, 03/15/33	50	49,021
5.55%, 11/15/35	175	169,649
4.15%, 08/15/49(a)	112	81,716
5.95%, 08/15/52(a)	100	94,722
Mastercard, Inc.
4.10%, 01/15/28(a)	65	64,826
3.50%, 02/26/28(a)	75	74,118
4.88%, 03/09/28	85	85,642
4.33%, 06/08/28	105	105,003
2.95%, 06/01/29	157	151,188
4.43%, 06/08/29(a)	105	104,859
3.35%, 03/26/30(a)	144	138,448
1.90%, 03/15/31(a)	90	79,996
4.60%, 06/08/31	105	104,839
2.00%, 11/18/31	100	88,325
4.35%, 01/15/32	100	98,527
4.95%, 03/15/32	50	50,764
4.85%, 03/09/33(a)	50	50,399
4.88%, 05/09/34	75	75,160
4.55%, 01/15/35	95	92,589
5.00%, 06/08/36	105	104,625
3.80%, 11/21/46	70	54,835
3.95%, 02/26/48	60	47,439
3.65%, 06/01/49	127	94,702
3.85%, 03/26/50(a)	131	101,498
2.95%, 03/15/51	96	62,270
Moody’s Corp.
3.25%, 01/15/28	130	128,022
2.00%, 08/19/31(a)	73	64,210
5.00%, 08/05/34	50	50,010
2.75%, 08/19/41	63	44,826
5.25%, 07/15/44	75	70,839
4.88%, 12/17/48	50	44,170
3.25%, 05/20/50	71	47,678
3.75%, 02/25/52(a)	74	54,239
3.10%, 11/29/61(a)	81	48,429
Security	Par (000)	Value
Consumer Finance (continued)
PayPal Holdings, Inc.
4.55%, 06/01/28	$50	$ 50,004
2.85%, 10/01/29	129	121,765
2.30%, 06/01/30	81	74,068
4.95%, 06/01/31(a)	50	50,001
4.40%, 06/01/32(a)	90	87,586
5.15%, 06/01/34(a)	75	74,600
5.10%, 04/01/35(a)	50	49,326
5.55%, 06/01/36(a)	50	49,993
3.25%, 06/01/50	102	66,017
5.05%, 06/01/52(a)	90	77,169
5.50%, 06/01/54(a)	75	68,749
5.25%, 06/01/62(a)	90	78,547
S&P Global, Inc.
4.75%, 08/01/28	171	171,856
2.95%, 03/01/29	120	115,224
4.25%, 05/01/29(a)	171	169,752
2.50%, 12/01/29(a)	81	75,737
1.25%, 08/15/30(a)	75	65,506
4.25%, 01/15/31(b)	45	44,062
2.90%, 03/01/32	125	113,333
4.80%, 12/04/35(b)	25	24,379
3.25%, 12/01/49	80	55,635
3.70%, 03/01/52(a)	126	93,399
2.30%, 08/15/60(a)	87	42,704
3.90%, 03/01/62	30	21,619
Synchrony Financial
3.95%, 12/01/27	171	169,265
5.15%, 03/19/29	87	87,013
2.88%, 10/28/31	150	132,358
(1-day SOFR + 1.40%), 5.02%, 07/29/29(c)	50	50,037
(1-day SOFR + 1.53%), 4.95%, 02/25/32(c)	25	24,371
(1-day SOFR + 1.68%), 5.45%, 03/06/31(c)	75	74,981
(1-day SOFR + 2.07%), 6.00%, 07/29/36(c)	60	60,280
(1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	50	50,995
Visa, Inc.
2.75%, 09/15/27	197	193,479
3.80%, 02/12/29	50	49,387
2.05%, 04/15/30	121	111,238
4.10%, 02/12/31	50	49,455
1.10%, 02/15/31	90	77,839
4.40%, 02/12/33	50	49,244
4.15%, 12/14/35(a)	87	83,036
4.70%, 02/12/36(a)	50	49,424
2.70%, 04/15/40(a)	121	91,742
4.30%, 12/14/45	419	359,308
3.65%, 09/15/47	69	53,245
2.00%, 08/15/50(a)	139	74,540
Western Union Co.
4.75%, 06/15/29	25	24,812
6.20%, 11/17/36(a)	92	95,040
		14,346,599
Consumer Staples Distribution & Retail — 0.2%
Best Buy Co., Inc., 1.95%, 10/01/30	114	101,552
Costco Wholesale Corp.
1.60%, 04/20/30	207	187,067
1.75%, 04/20/32	87	75,391
Dollar General Corp.
5.20%, 07/05/28	35	35,376
3.50%, 04/03/30	100	95,392
5.00%, 11/01/32	75	74,674
5.45%, 07/05/33(a)	40	40,655
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Dollar General Corp. (continued)
4.13%, 04/03/50	$100	$ 77,962
5.50%, 11/01/52	50	47,906
Dollar Tree, Inc.
4.20%, 05/15/28	71	70,445
2.65%, 12/01/31(a)	87	77,633
3.38%, 12/01/51	71	47,479
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	73	73,650
Kroger Co.
3.70%, 08/01/27	87	86,341
4.50%, 01/15/29	71	70,892
2.20%, 05/01/30(a)	50	45,558
1.70%, 01/15/31(a)	82	71,901
5.00%, 09/15/34	205	202,292
5.40%, 07/15/40(a)	25	24,421
5.00%, 04/15/42(a)	50	46,143
5.15%, 08/01/43	66	61,347
3.88%, 10/15/46	87	66,336
4.45%, 02/01/47	100	82,794
4.65%, 01/15/48	87	73,751
5.40%, 01/15/49	87	81,372
3.95%, 01/15/50	75	56,517
5.50%, 09/15/54(a)	205	192,282
5.65%, 09/15/64	125	117,147
Pilgrim’s Pride Corp.
4.25%, 04/15/31	100	95,897
3.50%, 03/01/32	100	91,163
6.25%, 07/01/33	125	130,507
Sysco Corp.
3.25%, 07/15/27(a)	171	169,086
5.75%, 01/17/29	50	51,257
5.95%, 04/01/30	171	177,310
5.10%, 09/23/30	25	25,239
4.40%, 07/25/31(a)	50	48,773
2.45%, 12/14/31(a)	87	77,305
6.00%, 01/17/34	50	52,571
5.40%, 03/23/35	50	50,222
4.95%, 03/25/36(a)	50	48,121
4.85%, 10/01/45	53	46,270
4.50%, 04/01/46	87	72,687
4.45%, 03/15/48	87	70,809
6.60%, 04/01/50(a)	164	174,459
3.15%, 12/14/51(a)	100	63,740
Target Corp.
4.35%, 06/15/28(a)	50	50,020
3.38%, 04/15/29(a)	121	117,860
2.35%, 02/15/30	69	64,055
2.65%, 09/15/30	99	91,756
4.50%, 09/15/32	100	99,805
4.40%, 01/15/33(a)	50	49,403
4.50%, 09/15/34(a)	100	97,156
5.00%, 04/15/35(a)	100	100,057
5.25%, 02/15/36	25	25,447
7.00%, 01/15/38	174	200,741
4.00%, 07/01/42	100	83,763
3.90%, 11/15/47	87	68,088
2.95%, 01/15/52	120	76,593
4.80%, 01/15/53(a)	100	89,245
Walmart, Inc.
3.95%, 09/09/27	125	124,675
3.90%, 04/15/28	45	44,788
3.70%, 06/26/28	50	49,535
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
4.00%, 04/30/29	$30	$ 29,769
3.25%, 07/08/29(a)	50	48,715
4.00%, 04/15/30	60	59,399
4.35%, 04/28/30	80	80,154
4.15%, 04/30/31	100	98,852
1.80%, 09/22/31(a)	166	146,630
4.15%, 09/09/32(a)	100	98,469
4.10%, 04/15/33(a)	180	175,147
4.45%, 04/30/33	100	98,970
4.90%, 04/28/35	160	161,353
4.75%, 04/30/36(a)	100	99,159
6.50%, 08/15/37(a)	100	113,808
3.95%, 06/28/38	50	45,916
5.63%, 04/01/40(a)	291	305,223
2.50%, 09/22/41	100	71,760
4.05%, 06/29/48	182	149,075
2.65%, 09/22/51	150	92,910
4.50%, 09/09/52	250	216,673
4.50%, 04/15/53(a)	180	156,396
2.38%, 09/24/29(a)	33	31,104
		7,442,161
Containers & Packaging — 0.1%
Amcor Finance USA, Inc.
4.50%, 05/15/28	75	74,791
5.63%, 05/26/33(a)	40	41,148
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	50	50,160
4.25%, 03/08/29(a)	50	49,537
5.10%, 03/17/30	100	101,059
2.63%, 06/19/30	70	64,612
2.69%, 05/25/31	122	110,518
5.50%, 03/17/35(a)	85	86,513
5.13%, 03/12/36(a)	50	49,114
Amcor Group Finance PLC, 5.45%, 05/23/29	50	51,005
AptarGroup, Inc.
4.75%, 03/30/31	50	49,524
3.60%, 03/15/32	50	46,291
Berry Global, Inc.
5.80%, 06/15/31	50	51,846
5.65%, 01/15/34(a)	80	81,895
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	200	197,100
5.50%, 11/02/47(a)	200	175,524
Georgia-Pacific LLC
7.75%, 11/15/29	50	54,810
8.88%, 05/15/31	92	108,258
International Paper Co.
4.80%, 06/15/44(a)	77	66,421
5.15%, 05/15/46	50	44,541
4.40%, 08/15/47(a)	162	129,732
4.35%, 08/15/48(a)	100	79,007
Packaging Corp. of America
3.00%, 12/15/29	70	66,295
5.70%, 12/01/33(a)	30	31,226
5.20%, 08/15/35(a)	100	100,162
4.05%, 12/15/49	37	28,784
3.05%, 10/01/51(a)	65	42,116
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(a)	200	203,322
Smurfit Westrock Financing DAC(a)
5.42%, 01/15/35	200	202,415

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Containers & Packaging (continued)
Smurfit Westrock Financing DAC(a) (continued)
5.19%, 01/15/36	$200	$ 197,940
Sonoco Products Co.
4.60%, 09/01/29	50	49,698
3.13%, 05/01/30	75	70,497
2.85%, 02/01/32(a)	171	153,666
5.00%, 09/01/34(a)	100	98,085
Suzano Austria GmbH
2.50%, 09/15/28	50	47,422
6.00%, 01/15/29	200	203,580
5.00%, 01/15/30	200	197,502
3.75%, 01/15/31	111	104,201
3.13%, 01/15/32(a)	100	88,730
Suzano Netherlands BV, 5.50%, 01/15/36	100	97,286
WestRock MWV LLC, 8.20%, 01/15/30	74	82,017
WRKCo, Inc.
4.00%, 03/15/28	171	169,327
3.90%, 06/01/28(a)	50	49,341
4.90%, 03/15/29	71	71,283
4.20%, 06/01/32	25	23,989
		4,142,290
Distributors — 0.0%
LKQ Corp., 5.75%, 06/15/28	100	101,354
WW Grainger, Inc.
4.45%, 09/15/34	45	43,708
4.60%, 06/15/45	100	89,336
4.20%, 05/15/47	100	82,892
		317,290
Diversified REITs — 0.6%
Agree LP
4.80%, 10/01/32	30	29,648
2.60%, 06/15/33	50	42,673
5.63%, 06/15/34(a)	80	82,172
5.60%, 06/15/35	25	25,581
American Assets Trust LP
3.38%, 02/01/31	75	68,556
6.15%, 10/01/34	75	76,272
American Homes 4 Rent LP
4.90%, 02/15/29	71	71,210
4.95%, 06/15/30	25	25,068
2.38%, 07/15/31(a)	35	30,962
3.63%, 04/15/32(a)	70	65,023
5.50%, 02/01/34	50	50,637
5.50%, 07/15/34	75	75,903
5.25%, 03/15/35	50	49,832
3.38%, 07/15/51	25	16,856
4.30%, 04/15/52	50	39,510
American Tower Corp.
3.55%, 07/15/27	75	74,343
3.60%, 01/15/28	100	98,573
1.50%, 01/31/28	50	47,658
5.50%, 03/15/28	70	70,990
5.25%, 07/15/28	40	40,465
5.80%, 11/15/28	85	87,093
5.20%, 02/15/29	25	25,327
3.95%, 03/15/29	87	85,442
3.80%, 08/15/29	137	133,577
2.90%, 01/15/30	93	87,365
5.00%, 01/31/30	50	50,393
4.90%, 03/15/30	75	75,348
2.10%, 06/15/30	91	82,265
Security	Par (000)	Value
Diversified REITs (continued)
American Tower Corp. (continued)
1.88%, 10/15/30	$100	$ 88,751
2.70%, 04/15/31(a)	104	94,631
2.30%, 09/15/31	124	109,402
4.05%, 03/15/32	79	75,662
4.70%, 12/15/32	75	73,780
5.65%, 03/15/33	70	72,290
5.55%, 07/15/33	40	41,036
5.90%, 11/15/33	100	104,356
5.45%, 02/15/34	25	25,382
5.40%, 01/31/35	50	50,594
5.35%, 03/15/35	100	100,651
3.70%, 10/15/49	75	54,736
3.10%, 06/15/50	132	85,955
2.95%, 01/15/51	100	62,747
Americold Realty Operating Partnership LP
5.60%, 05/15/32	25	25,090
5.41%, 09/12/34(a)	50	48,597
AvalonBay Communities, Inc.
3.20%, 01/15/28	191	187,408
1.90%, 12/01/28	54	50,796
3.30%, 06/01/29	64	61,779
2.30%, 03/01/30	100	92,224
4.35%, 12/01/30	45	44,484
2.45%, 01/15/31	50	45,569
2.05%, 01/15/32	80	69,932
5.30%, 12/07/33	25	25,646
5.00%, 08/01/35	50	49,740
3.90%, 10/15/46	87	68,496
4.15%, 07/01/47	50	40,593
Brixmor Operating Partnership LP
4.13%, 05/15/29	164	161,572
4.05%, 07/01/30	100	97,209
2.50%, 08/16/31	50	44,530
5.20%, 04/01/32	50	50,287
4.85%, 02/15/33	50	49,188
5.50%, 02/15/34(a)	25	25,505
5.75%, 02/15/35	50	51,725
Broadstone Net Lease LLC
2.60%, 09/15/31(a)	100	88,630
5.00%, 11/01/32	25	24,647
Camden Property Trust
3.15%, 07/01/29(a)	100	96,010
2.80%, 05/15/30	257	240,081
4.90%, 01/15/34	25	24,892
4.90%, 02/28/36(a)	50	48,803
Crown Castle, Inc.
3.65%, 09/01/27	125	123,768
5.00%, 01/11/28	90	90,481
3.80%, 02/15/28	341	336,705
4.80%, 09/01/28(a)	100	100,292
5.60%, 06/01/29	75	76,670
4.90%, 09/01/29	90	90,316
3.10%, 11/15/29	25	23,701
3.30%, 07/01/30	75	70,671
2.25%, 01/15/31	171	152,300
2.10%, 04/01/31	75	65,961
2.50%, 07/15/31	50	44,425
5.10%, 05/01/33	80	79,339
5.80%, 03/01/34	65	66,786
5.20%, 09/01/34	75	74,322
2.90%, 04/01/41	141	102,558
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Crown Castle, Inc. (continued)
5.20%, 02/15/49	$50	$ 44,671
4.00%, 11/15/49	52	38,814
4.15%, 07/01/50	100	77,496
3.25%, 01/15/51	50	32,961
CubeSmart LP
3.00%, 02/15/30	100	94,062
2.00%, 02/15/31	87	76,834
5.13%, 11/01/35(a)	100	98,943
Digital Realty Trust LP
3.70%, 08/15/27	171	169,483
5.55%, 01/15/28	85	86,208
3.60%, 07/01/29	130	125,936
EPR Properties
4.95%, 04/15/28	75	74,992
3.75%, 08/15/29(a)	75	72,109
4.75%, 11/15/30	25	24,468
Equinix Asia Financing Corp. Pte. Ltd., 4.40%, 03/15/31	100	97,904
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30	100	98,843
4.70%, 03/15/33	75	73,097
5.50%, 06/15/34	50	50,694
Equinix, Inc.
1.80%, 07/15/27	120	116,666
1.55%, 03/15/28	144	136,880
2.00%, 05/15/28	67	63,950
3.20%, 11/18/29(a)	106	100,948
2.15%, 07/15/30	87	78,435
2.50%, 05/15/31	102	91,394
3.90%, 04/15/32	75	70,892
3.00%, 07/15/50	71	45,200
3.40%, 02/15/52(a)	140	95,216
ERP Operating LP
3.25%, 08/01/27	87	85,986
3.50%, 03/01/28	171	168,354
4.15%, 12/01/28	50	49,524
3.00%, 07/01/29	78	74,543
2.50%, 02/15/30	72	66,851
1.85%, 08/01/31(a)	76	66,359
4.95%, 06/15/32	50	50,270
4.65%, 09/15/34	75	73,099
4.50%, 07/01/44	80	70,053
4.50%, 06/01/45(a)	87	75,386
Essex Portfolio LP
4.00%, 03/01/29	71	69,833
3.00%, 01/15/30	70	66,071
1.65%, 01/15/31	90	78,446
2.55%, 06/15/31	60	53,885
2.65%, 03/15/32	100	88,713
5.50%, 04/01/34	25	25,496
5.38%, 04/01/35	75	75,923
4.88%, 02/15/36(a)	25	24,152
2.65%, 09/01/50	71	42,241
Extra Space Storage LP
3.88%, 12/15/27	50	49,593
3.90%, 04/01/29	50	48,976
4.00%, 06/15/29(a)	21	20,590
5.50%, 07/01/30	25	25,583
2.20%, 10/15/30	69	61,878
5.90%, 01/15/31	30	31,120
2.55%, 06/01/31	87	77,997
2.40%, 10/15/31(a)	75	66,239
Security	Par (000)	Value
Diversified REITs (continued)
Extra Space Storage LP (continued)
02/01/32(e)	$40	$ 39,850
2.35%, 03/15/32	70	60,980
4.95%, 01/15/33	100	98,980
5.40%, 02/01/34	50	50,535
5.35%, 01/15/35(a)	75	75,343
5.40%, 06/15/35	50	50,381
Federal Realty OP LP
3.25%, 07/15/27	87	85,866
5.38%, 05/01/28	40	40,539
3.50%, 06/01/30	140	133,620
4.50%, 12/01/44	25	21,607
First Industrial LP, 5.25%, 01/15/31	25	25,155
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/29	171	171,801
4.00%, 01/15/30	169	162,283
4.00%, 01/15/31	100	94,436
3.25%, 01/15/32	63	56,406
5.25%, 02/15/33	75	73,472
5.63%, 09/15/34	95	94,253
5.63%, 03/01/36	45	44,099
5.75%, 11/01/37	75	73,905
6.25%, 09/15/54(a)	50	50,196
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	79	74,765
5.45%, 08/15/30	60	60,996
2.00%, 08/15/31	70	60,468
02/01/32(e)	30	29,794
4.15%, 04/15/32	50	47,586
4.95%, 01/15/33	50	49,292
5.50%, 08/15/33	90	91,666
2.70%, 01/15/34	87	73,067
4.88%, 02/01/35	50	48,395
Kimco Realty OP LLC
2.25%, 12/01/31	87	76,921
3.20%, 04/01/32	50	45,951
4.60%, 02/01/33	75	73,827
6.40%, 03/01/34	25	27,040
4.85%, 03/01/35	50	48,970
5.30%, 02/01/36	50	50,553
4.25%, 04/01/45(a)	50	41,936
4.45%, 09/01/47	62	52,594
3.70%, 10/01/49(a)	87	64,727
Kite Realty Group LP(a)
5.20%, 08/15/32	50	50,435
5.50%, 03/01/34	50	50,741
Kite Realty Group Trust, 4.75%, 09/15/30	50	49,780
Lineage OP LP, 5.25%, 07/15/30	50	50,091
LXP Industrial Trust, 2.70%, 09/15/30	50	45,523
Mid-America Apartments LP
3.95%, 03/15/29	87	85,557
1.70%, 02/15/31	69	60,295
5.30%, 02/15/32	25	25,554
4.65%, 01/15/33(a)	25	24,567
5.00%, 03/15/34	25	24,851
4.95%, 03/01/35	50	49,391
2.88%, 09/15/51	66	41,886
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	50	44,525
5.25%, 08/15/32	25	25,278
5.75%, 07/15/34	50	51,636
4.95%, 01/15/35	25	24,458

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP
4.88%, 06/15/28	$45	$ 45,390
4.38%, 02/01/29	50	49,872
2.88%, 11/15/29	93	88,011
2.25%, 04/15/30(a)	113	103,719
1.75%, 07/01/30(a)	82	73,390
1.25%, 10/15/30	65	56,505
4.75%, 01/15/31(a)	75	75,386
1.75%, 02/01/31	64	56,233
4.25%, 06/15/31	55	53,986
2.25%, 01/15/32	75	65,986
4.63%, 01/15/33	135	133,397
4.75%, 06/15/33(a)	90	89,182
5.13%, 01/15/34	50	50,347
5.00%, 03/15/34	100	99,762
5.00%, 01/31/35	50	49,712
5.25%, 05/15/35	65	65,665
4.90%, 06/15/36	90	88,166
3.05%, 03/01/50	50	33,301
3.00%, 04/15/50	95	62,603
2.13%, 10/15/50	50	26,891
5.25%, 06/15/53	90	85,294
5.25%, 03/15/54(a)	75	71,104
Public Storage Operating Co.
3.09%, 09/15/27	25	24,639
1.85%, 05/01/28	207	197,634
1.95%, 11/09/28	83	78,390
5.13%, 01/15/29(a)	30	30,524
3.39%, 05/01/29(a)	50	48,613
4.38%, 07/01/30(a)	50	49,674
2.30%, 05/01/31	100	89,799
2.25%, 11/09/31	87	77,117
5.00%, 07/01/35(a)	40	39,851
5.00%, 12/15/35(a)	30	29,689
5.35%, 08/01/53	125	119,867
Rayonier LP, 2.75%, 05/17/31	74	66,442
Regency Centers LP
2.95%, 09/15/29	71	67,455
3.70%, 06/15/30	87	83,936
5.00%, 07/15/32	35	35,208
4.50%, 03/15/33(a)	25	24,319
5.10%, 01/15/35(a)	50	49,998
4.40%, 02/01/47(a)	87	73,703
Rexford Industrial Realty LP
5.00%, 06/15/28	30	30,153
2.13%, 12/01/30	71	62,954
2.15%, 09/01/31	79	68,646
Safehold GL Holdings LLC
2.80%, 06/15/31	60	54,170
2.85%, 01/15/32(a)	50	44,610
6.10%, 04/01/34(a)	25	26,181
5.65%, 01/15/35	25	25,317
Sun Communities Operating LP
2.30%, 11/01/28	79	74,901
2.70%, 07/15/31	78	70,208
4.20%, 04/15/32	69	66,002
UDR, Inc.
3.50%, 01/15/28	200	196,795
4.40%, 01/26/29	171	170,009
3.20%, 01/15/30	87	82,786
3.00%, 08/15/31	87	79,835
Security	Par (000)	Value
Diversified REITs (continued)
UDR, Inc. (continued)
1.90%, 03/15/33	$87	$ 71,893
VICI Properties LP
4.75%, 02/15/28	117	116,963
4.75%, 04/01/28	50	49,953
4.95%, 02/15/30	105	104,712
5.13%, 11/15/31	95	94,585
5.13%, 05/15/32(a)	118	117,030
5.63%, 04/01/35(a)	105	105,044
5.63%, 05/15/52(a)	61	56,024
6.13%, 04/01/54(a)	100	97,746
Weyerhaeuser Co.
4.00%, 11/15/29	71	69,381
7.38%, 03/15/32(a)	80	89,246
3.38%, 03/09/33	90	81,452
4.00%, 03/09/52	55	41,654
WP Carey, Inc.
3.85%, 07/15/29	82	80,146
4.65%, 07/15/30	25	24,831
2.45%, 02/01/32	118	103,027
5.38%, 06/30/34	25	25,275
5.20%, 09/15/36	35	34,540
		18,238,352
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65%, 02/01/28	300	286,687
4.10%, 02/15/28	200	198,481
4.35%, 03/01/29(a)	350	347,708
4.30%, 02/15/30	325	320,719
4.70%, 08/15/30	100	100,012
4.40%, 04/30/31(a)	150	147,477
2.75%, 06/01/31	241	219,190
2.25%, 02/01/32	400	348,066
4.55%, 11/01/32	100	97,580
4.75%, 04/30/33	200	195,712
2.55%, 12/01/33	400	335,961
5.40%, 02/15/34(a)	325	329,466
4.50%, 05/15/35	655	616,676
5.38%, 08/15/35(a)	150	150,693
4.90%, 11/01/35	150	145,342
5.13%, 04/30/36	150	147,003
5.25%, 10/30/36	150	147,300
4.90%, 08/15/37(a)	375	357,703
4.85%, 03/01/39	150	139,299
5.35%, 09/01/40(a)	50	48,357
3.50%, 06/01/41	250	192,349
4.30%, 12/15/42	150	123,720
4.65%, 06/01/44	75	63,560
4.35%, 06/15/45	50	40,158
5.55%, 11/01/45	150	140,946
5.85%, 04/30/46	150	144,530
4.75%, 05/15/46	150	126,108
5.15%, 11/15/46	50	44,606
4.50%, 03/09/48	200	160,271
4.55%, 03/09/49	100	80,396
3.65%, 06/01/51	300	203,974
3.30%, 02/01/52	120	75,861
3.50%, 09/15/53	711	461,566
5.70%, 11/01/54	225	209,160
3.55%, 09/15/55(a)	974	627,202
6.00%, 04/30/56(a)	150	144,969
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
AT&T, Inc. (continued)
6.05%, 08/15/56	$155	$ 150,509
6.20%, 10/30/56	30	29,655
3.80%, 12/01/57	703	469,168
3.65%, 09/15/59(a)	720	460,162
3.85%, 06/01/60	200	133,557
3.50%, 02/01/61	100	61,272
6.30%, 10/30/66	115	113,975
Bell Telephone Co. of Canada or Bell Canada(a)
5.10%, 05/11/33	85	84,964
5.20%, 02/15/34	75	74,916
5.45%, 11/15/36	60	59,579
5.55%, 02/15/54	75	70,652
British Telecommunications PLC, 9.63%, 12/15/30	300	354,511
Cisco Systems, Inc.
4.55%, 02/24/28	95	95,348
4.85%, 02/26/29	200	202,124
4.75%, 02/24/30	100	100,870
4.95%, 02/26/31	215	218,541
4.95%, 02/24/32	100	101,240
5.05%, 02/26/34	260	262,200
5.10%, 02/24/35	125	126,273
5.90%, 02/15/39	341	361,727
5.50%, 01/15/40	170	173,181
5.30%, 02/26/54	185	174,711
5.50%, 02/24/55(a)	85	83,008
5.35%, 02/26/64(a)	90	84,158
Corning, Inc.
4.75%, 03/15/42	50	45,757
5.35%, 11/15/48	50	47,637
3.90%, 11/15/49	87	66,208
4.38%, 11/15/57	80	64,053
5.85%, 11/15/68	100	98,635
5.45%, 11/15/79	87	80,661
Deutsche Telekom International Finance BV, 8.25%, 06/15/30	300	337,529
Nokia OYJ, 4.38%, 06/12/27	50	49,709
Sprint Capital Corp.
6.88%, 11/15/28	200	209,531
8.75%, 03/15/32	200	235,594
Telefonica Emisiones SA
7.05%, 06/20/36	185	204,523
4.67%, 03/06/38	150	137,254
5.21%, 03/08/47	283	251,215
4.90%, 03/06/48	160	135,219
5.52%, 03/01/49(a)	150	137,699
Telefonica Europe BV, 8.25%, 09/15/30	75	84,202
TELUS Corp.
3.70%, 09/15/27	100	98,823
3.40%, 05/13/32(a)	90	81,924
4.60%, 11/16/48(a)	75	62,783
4.30%, 06/15/49	50	39,466
Verizon Communications, Inc.
2.10%, 03/22/28	190	182,339
4.33%, 09/21/28(a)	159	158,515
3.88%, 02/08/29	341	335,740
4.02%, 12/03/29	350	343,478
3.15%, 03/22/30	171	162,371
1.68%, 10/30/30	316	279,014
1.75%, 01/20/31	75	65,881
2.55%, 03/21/31	377	342,247
2.36%, 03/15/32	695	607,311
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc. (continued)
4.75%, 01/15/33	$155	$ 152,592
5.05%, 05/09/33	80	80,581
4.50%, 08/10/33	250	241,643
4.40%, 11/01/34	257	243,632
4.78%, 02/15/35	250	241,823
5.25%, 04/02/35	280	279,923
4.27%, 01/15/36	175	161,151
5.00%, 01/15/36	365	355,984
5.25%, 03/16/37	150	148,291
5.40%, 07/02/37	200	199,463
4.81%, 03/15/39	104	96,718
2.65%, 11/20/40	312	220,473
3.40%, 03/22/41	429	331,579
2.85%, 09/03/41	112	79,670
4.75%, 11/01/41	61	54,486
3.85%, 11/01/42	87	69,428
5.75%, 11/30/45	125	121,503
4.86%, 08/21/46	191	166,141
4.52%, 09/15/48	100	82,499
4.00%, 03/22/50(a)	171	130,210
2.88%, 11/20/50	327	199,950
3.55%, 03/22/51	486	337,566
3.88%, 03/01/52(a)	118	86,434
5.50%, 02/23/54(a)	130	122,657
5.01%, 08/21/54	100	86,652
5.88%, 11/30/55(a)	365	354,115
2.99%, 10/30/56	461	271,454
3.00%, 11/20/60(a)	175	99,982
3.70%, 03/22/61	453	302,921
6.00%, 11/30/65	265	256,843
		22,086,791
Electric Utilities — 2.2%
AEP Texas, Inc.
3.95%, 06/01/28	87	86,018
5.45%, 05/15/29	50	50,975
4.70%, 05/15/32	70	69,122
5.70%, 05/15/34	100	103,203
3.45%, 05/15/51	50	33,727
5.25%, 05/15/52	70	63,282
5.85%, 10/15/55	90	88,266
Series H, 3.45%, 01/15/50	50	34,210
Series I, 2.10%, 07/01/30	100	90,561
Series Q, 5.20%, 04/15/36(a)	75	73,975
AEP Transmission Co. LLC
5.15%, 04/01/34	50	50,355
5.25%, 06/01/36	30	30,109
3.75%, 12/01/47	50	37,791
3.80%, 06/15/49	71	53,064
3.15%, 09/15/49	71	47,045
5.40%, 03/15/53(a)	40	38,253
Series M, 3.65%, 04/01/50	87	64,120
Series N, 2.75%, 08/15/51	71	43,186
Series O, 4.50%, 06/15/52	50	41,757
AES Corp.
5.45%, 06/01/28	60	60,659
2.45%, 01/15/31	127	113,289
5.80%, 03/15/32(a)	90	91,200
Alabama Power Co.
3.75%, 09/01/27	100	99,419
3.05%, 03/15/32	100	91,696
3.94%, 09/01/32(a)	100	95,706

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Alabama Power Co. (continued)
5.85%, 11/15/33	$25	$ 26,260
5.10%, 04/02/35(a)	35	35,211
6.13%, 05/15/38	171	183,631
3.75%, 03/01/45	87	67,595
4.30%, 01/02/46	87	72,565
3.45%, 10/01/49	65	46,108
3.13%, 07/15/51	54	35,537
3.00%, 03/15/52	100	63,726
Series 2020-A, 1.45%, 09/15/30	51	44,883
Series C, 4.30%, 03/15/31	50	49,170
Ameren Corp.
5.00%, 01/15/29	50	50,414
3.50%, 01/15/31	121	114,675
5.38%, 03/15/35	75	75,859
5.00%, 05/15/36	50	48,812
Ameren Illinois Co.
3.80%, 05/15/28(a)	50	49,422
3.85%, 09/01/32	90	85,552
4.95%, 06/01/33	50	50,104
4.15%, 03/15/46	87	71,121
4.50%, 03/15/49	50	42,263
3.25%, 03/15/50	53	36,180
5.90%, 12/01/52	50	51,070
5.55%, 07/01/54	75	72,896
5.63%, 03/01/55	75	73,679
American Electric Power Co., Inc.
5.75%, 11/01/27	100	101,531
5.20%, 01/15/29	75	76,135
2.30%, 03/01/30	75	68,925
5.95%, 11/01/32	50	52,704
5.63%, 03/01/33	32	33,157
3.25%, 03/01/50	50	33,786
Series J, 4.30%, 12/01/28	87	86,447
Appalachian Power Co.
5.65%, 04/01/34	50	51,364
7.00%, 04/01/38	50	55,749
4.40%, 05/15/44(a)	87	73,307
Series BB, 4.50%, 08/01/32	50	49,033
Series Y, 4.50%, 03/01/49	70	57,627
Series Z, 3.70%, 05/01/50	70	50,332
Arizona Public Service Co.
2.60%, 08/15/29	87	81,784
6.35%, 12/15/32	100	106,534
5.55%, 08/01/33	50	51,351
5.70%, 08/15/34	25	25,830
5.10%, 03/15/36	55	54,106
5.05%, 09/01/41	87	80,983
4.50%, 04/01/42	71	61,862
4.35%, 11/15/45	50	40,957
4.20%, 08/15/48	87	69,268
3.50%, 12/01/49	64	44,769
3.35%, 05/15/50	50	33,854
5.90%, 08/15/55	65	65,196
Avista Corp., 4.35%, 06/01/48	104	85,825
Baltimore Gas and Electric Co.
2.25%, 06/15/31	81	72,223
5.15%, 06/01/33	60	60,511
5.30%, 06/01/34	25	25,280
5.45%, 06/01/35	100	101,730
6.35%, 10/01/36	87	93,906
3.50%, 08/15/46	71	51,757
3.20%, 09/15/49	80	53,558
Security	Par (000)	Value
Electric Utilities (continued)
Baltimore Gas and Electric Co. (continued)
2.90%, 06/15/50(a)	$79	$ 49,711
4.55%, 06/01/52	80	66,374
5.40%, 06/01/53	85	80,650
5.65%, 06/01/54	25	24,553
6.05%, 06/01/56	90	92,851
Basin Electric Power Cooperative, 5.85%, 10/15/55(a)	100	97,848
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	87	85,187
3.70%, 07/15/30	87	84,057
1.65%, 05/15/31	96	83,140
6.13%, 04/01/36	337	359,552
5.95%, 05/15/37	71	74,850
5.15%, 11/15/43	87	81,925
4.50%, 02/01/45	71	60,778
3.80%, 07/15/48	87	65,683
4.45%, 01/15/49	87	71,516
4.25%, 10/15/50	71	56,641
2.85%, 05/15/51	71	43,279
4.60%, 05/01/53	121	100,889
Black Hills Corp.
5.95%, 03/15/28	100	101,965
3.05%, 10/15/29	73	69,154
2.50%, 06/15/30	55	50,235
4.55%, 01/31/31(a)	50	49,244
4.35%, 05/01/33	71	67,578
6.15%, 05/15/34	50	52,517
6.00%, 01/15/35	25	25,978
4.20%, 09/15/46	50	39,638
3.88%, 10/15/49	50	36,813
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	50	50,692
4.80%, 03/15/30	50	50,330
4.95%, 04/01/33	50	50,169
5.15%, 03/01/34	40	40,357
5.05%, 03/01/35	50	49,938
3.55%, 08/01/42	74	58,295
4.50%, 04/01/44	70	61,344
3.95%, 03/01/48	87	68,453
5.30%, 04/01/53(a)	30	28,474
Series AC, 4.25%, 02/01/49	50	40,863
Series AD, 2.90%, 07/01/50	60	38,547
Series AE, 2.35%, 04/01/31	50	45,091
Series AF, 3.35%, 04/01/51	87	60,505
Series AG, 3.00%, 03/01/32(a)	70	63,701
Series AH, 3.60%, 03/01/52	50	36,247
Series AI, 4.45%, 10/01/32(a)	40	39,191
Series AJ, 4.85%, 10/01/52	50	44,589
Series AQ, 4.95%, 08/15/35	70	69,231
Series AR, 4.85%, 04/01/36	30	29,382
CenterPoint Energy, Inc.
5.40%, 06/01/29(a)	50	51,048
2.95%, 03/01/30	45	42,284
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	65	55,330
CMS Energy Corp.
3.45%, 08/15/27	171	168,994
4.88%, 03/01/44	120	106,661
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	50	46,388
(5-year CMT + 4.12%), 4.75%, 06/01/50(c)	50	48,995
Commonwealth Edison Co.
3.70%, 08/15/28(a)	25	24,622
4.55%, 06/01/31	50	49,678
4.90%, 02/01/33(a)	30	30,262
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Commonwealth Edison Co. (continued)
5.30%, 06/01/34	$25	$ 25,582
5.90%, 03/15/36	50	52,866
6.45%, 01/15/38	50	55,062
3.70%, 03/01/45	87	67,189
3.65%, 06/15/46	80	60,268
4.00%, 03/01/48	50	39,166
3.00%, 03/01/50	87	56,412
5.30%, 02/01/53	40	37,323
5.65%, 06/01/54	50	49,321
5.95%, 06/01/55	80	81,484
5.85%, 06/01/56(a)	95	95,902
Series 127, 3.20%, 11/15/49	55	37,174
Series 130, 3.13%, 03/15/51	71	46,675
Series 131, 2.75%, 09/01/51	87	53,037
Series 132, 3.15%, 03/15/32	50	46,080
Series 133, 3.85%, 03/15/52	91	67,394
Connecticut Light and Power Co.
4.65%, 01/01/29	25	25,075
4.95%, 01/15/30	50	50,574
4.90%, 07/01/33(a)	25	25,118
4.95%, 08/15/34	25	24,862
4.30%, 04/15/44	100	84,577
4.00%, 04/01/48	100	79,584
5.25%, 01/15/53	100	93,909
Series A, 2.05%, 07/01/31	140	123,551
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28	87	85,938
2.40%, 06/15/31	71	63,906
5.20%, 03/01/33(a)	50	50,923
5.50%, 03/15/34	50	51,729
5.38%, 05/15/34	25	25,552
5.13%, 03/15/35	150	150,311
5.15%, 06/15/36(a)	60	59,830
3.95%, 03/01/43	53	43,005
4.45%, 03/15/44	87	75,157
4.50%, 12/01/45	87	74,490
3.85%, 06/15/46	71	54,914
3.20%, 12/01/51	60	39,457
6.15%, 11/15/52	50	52,016
5.90%, 11/15/53	50	50,459
5.70%, 05/15/54	125	122,952
4.63%, 12/01/54	100	83,567
5.50%, 03/15/55	75	71,487
5.75%, 11/15/55(a)	105	103,556
5.88%, 06/15/56	60	60,317
4.50%, 05/15/58	150	121,243
3.70%, 11/15/59	70	48,556
3.60%, 06/15/61(a)	80	54,409
Series 2007-A, 6.30%, 08/15/37	100	107,640
Series 2012-A, 4.20%, 03/15/42	71	60,146
Series 2017, 3.88%, 06/15/47	60	45,872
Series 20A, 3.35%, 04/01/30	57	54,468
Series 20B, 3.95%, 04/01/50	121	94,206
Series A, 4.13%, 05/15/49	50	39,499
Series C, 4.30%, 12/01/56	87	68,368
Series C, 4.00%, 11/15/57(a)	55	40,798
Series D, 4.00%, 12/01/28	87	86,101
Series E, 4.65%, 12/01/48	87	74,234
Constellation Energy Generation LLC
3.90%, 01/08/28	100	99,142
5.60%, 03/01/28	50	50,782
4.55%, 06/01/29(a)	100	99,589
Security	Par (000)	Value
Electric Utilities (continued)
Constellation Energy Generation LLC (continued)
4.40%, 01/15/31	$40	$ 39,324
4.80%, 01/15/32(a)	50	49,579
5.80%, 03/01/33	50	52,183
6.13%, 01/15/34	25	26,548
5.30%, 06/01/36	100	99,469
6.25%, 10/01/39	123	129,813
5.75%, 10/01/41	87	87,172
5.60%, 06/15/42	100	98,595
6.50%, 10/01/53	100	107,294
5.75%, 03/15/54(a)	100	98,523
5.88%, 01/15/66(a)	65	63,511
Consumers Energy Co.
4.65%, 03/01/28	200	201,046
3.80%, 11/15/28	50	49,279
4.90%, 02/15/29(a)	100	101,113
4.60%, 05/30/29(a)	50	50,190
4.70%, 01/15/30	125	125,338
4.50%, 01/15/31	40	39,718
3.60%, 08/15/32	40	37,634
4.63%, 05/15/33(a)	100	98,627
5.05%, 05/15/35	100	100,170
5.13%, 05/01/36	50	49,965
4.35%, 04/15/49	171	141,285
3.10%, 08/15/50	75	50,258
3.50%, 08/01/51	130	93,208
2.65%, 08/15/52(a)	38	22,714
4.20%, 09/01/52	25	19,945
Cumberland Combined Cycle Generation LLC, 5.82%, 05/15/56	175	178,896
Dayton Power & Light Co.
4.55%, 08/15/30	50	49,207
3.95%, 06/15/49	50	37,860
Dominion Energy South Carolina, Inc.
5.45%, 02/01/41	71	70,830
4.60%, 06/15/43	50	44,605
6.25%, 10/15/53	50	53,564
5.10%, 06/01/65	50	44,749
Series 2025, 5.30%, 01/15/35	30	30,404
Series A, 2.30%, 12/01/31	70	62,060
Dominion Energy, Inc.
4.60%, 05/15/28	125	125,030
4.25%, 06/01/28	60	59,639
5.00%, 06/15/30	50	50,562
5.38%, 11/15/32	50	51,071
5.45%, 03/15/35	150	152,261
5.35%, 06/15/36	70	70,081
7.00%, 06/15/38	87	98,490
Series A, 4.35%, 08/15/32	50	48,322
Series B, 3.30%, 04/15/41	75	57,051
Series B, 4.85%, 08/15/52	50	43,105
Series C, 3.38%, 04/01/30	177	168,974
Series C, 2.25%, 08/15/31(a)	82	72,544
Series C, 4.90%, 08/01/41	50	46,072
Series C, 4.05%, 09/15/42	40	32,670
Series E, 6.30%, 03/15/33	50	53,374
Series F, 5.25%, 08/01/33(a)	60	60,541
DTE Electric Co.
2.25%, 03/01/30	50	46,146
5.20%, 04/01/33	40	40,858
5.20%, 03/01/34	50	50,862
5.25%, 05/15/35	75	75,868
3.70%, 03/15/45	51	39,575

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
DTE Electric Co. (continued)
3.70%, 06/01/46	$12	$ 9,166
3.75%, 08/15/47	70	53,644
3.95%, 03/01/49	100	77,970
2.95%, 03/01/50	50	32,521
5.40%, 04/01/53(a)	40	38,363
5.85%, 05/15/55	25	25,308
Series A, 1.90%, 04/01/28	87	83,529
Series A, 3.00%, 03/01/32	61	56,025
Series A, 4.85%, 03/01/36	70	68,415
Series A, 4.00%, 04/01/43	53	43,622
Series A, 4.05%, 05/15/48	87	69,328
Series B, 3.25%, 04/01/51(a)	71	48,162
Series B, 3.65%, 03/01/52	63	45,897
Series B, 5.55%, 03/01/56(a)	70	68,335
Series C, 2.63%, 03/01/31	50	45,741
DTE Energy Co.
4.95%, 07/01/27	125	125,618
4.88%, 06/01/28(a)	150	150,625
5.10%, 03/01/29	75	75,850
5.20%, 04/01/30	100	101,440
5.85%, 06/01/34	100	104,301
5.05%, 10/01/35	50	49,116
Series C, 3.40%, 06/15/29	70	67,613
Duke Energy Carolinas LLC
3.95%, 11/15/28	75	74,141
2.45%, 08/15/29	87	81,770
2.45%, 02/01/30	71	66,049
2.55%, 04/15/31	75	68,202
4.65%, 06/15/31	50	49,982
2.85%, 03/15/32	97	87,908
6.45%, 10/15/32	50	53,978
4.95%, 01/15/33	110	110,718
4.85%, 01/15/34	25	24,864
5.25%, 03/15/35	50	50,698
5.15%, 06/15/36	80	80,081
6.10%, 06/01/37	87	92,370
6.05%, 04/15/38(a)	74	78,823
5.30%, 02/15/40	87	86,303
4.25%, 12/15/41	71	61,614
4.00%, 09/30/42	87	72,161
3.70%, 12/01/47	87	65,336
3.95%, 03/15/48	71	55,334
3.20%, 08/15/49	50	33,862
3.45%, 04/15/51	75	52,658
3.55%, 03/15/52	78	55,405
5.35%, 01/15/53	100	94,567
5.40%, 01/15/54	92	87,650
5.75%, 06/15/56	120	119,852
Series A, 6.00%, 12/01/28	87	89,901
Duke Energy Carolinas Nc Storm Funding II LLC, Series A-1, 4.23%, 07/01/37	200	195,016
Duke Energy Corp.
3.15%, 08/15/27	87	85,750
5.00%, 12/08/27(a)	170	171,302
4.30%, 03/15/28	90	89,664
4.85%, 01/05/29	25	25,143
3.40%, 06/15/29	120	115,976
2.45%, 06/01/30	89	81,867
2.55%, 06/15/31	150	135,250
4.50%, 08/15/32(a)	100	98,048
5.75%, 09/15/33	75	78,182
5.45%, 06/15/34(a)	100	102,135
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
4.95%, 09/15/35	$105	$ 102,754
3.30%, 06/15/41	121	92,329
4.80%, 12/15/45	87	76,117
3.75%, 09/01/46	100	74,747
3.95%, 08/15/47(a)	87	66,428
4.20%, 06/15/49	87	67,852
3.50%, 06/15/51	100	68,190
5.00%, 08/15/52	100	87,023
6.10%, 09/15/53	75	76,297
5.80%, 06/15/54	90	87,702
5.70%, 09/15/55(a)	100	96,202
Duke Energy Florida LLC
3.80%, 07/15/28(a)	50	49,360
2.50%, 12/01/29(a)	59	55,182
1.75%, 06/15/30	82	73,519
4.20%, 12/01/30	25	24,565
2.40%, 12/15/31	91	81,099
5.88%, 11/15/33	35	36,895
4.85%, 12/01/35	75	73,525
6.35%, 09/15/37	50	54,311
6.40%, 06/15/38	100	108,960
3.40%, 10/01/46	87	62,910
3.00%, 12/15/51	65	41,792
5.95%, 11/15/52	50	51,268
6.20%, 11/15/53	50	52,822
Duke Energy Indiana LLC
5.25%, 03/01/34	25	25,391
6.12%, 10/15/35	150	159,186
3.75%, 05/15/46	87	66,474
2.75%, 04/01/50	50	30,723
5.40%, 04/01/53	50	46,951
Series DDDD, 4.95%, 03/15/36	35	34,402
Series WWW, 4.90%, 07/15/43	62	57,085
Duke Energy Ohio, Inc.
5.25%, 04/01/33	35	35,624
5.30%, 06/15/35	25	25,230
3.70%, 06/15/46	87	65,698
4.30%, 02/01/49	50	40,548
5.65%, 04/01/53	50	48,970
5.55%, 03/15/54(a)	25	24,144
Duke Energy Progress LLC
3.70%, 09/01/28	65	64,014
3.45%, 03/15/29(a)	87	84,771
2.00%, 08/15/31	74	65,363
3.40%, 04/01/32(a)	67	62,422
5.25%, 03/15/33	30	30,602
5.10%, 03/15/34	25	25,358
5.05%, 03/15/35	100	100,032
4.10%, 05/15/42	53	44,680
4.10%, 03/15/43	87	72,531
4.38%, 03/30/44	74	62,864
4.15%, 12/01/44	87	71,629
4.20%, 08/15/45	87	71,742
3.70%, 10/15/46	87	65,807
2.50%, 08/15/50	87	50,512
2.90%, 08/15/51	74	46,206
4.00%, 04/01/52	55	42,055
5.35%, 03/15/53	50	47,156
5.55%, 03/15/55	100	97,071
Edison International
4.13%, 03/15/28	171	168,553
5.00%, 05/05/28(a)	25	25,026
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Edison International (continued)
5.25%, 11/15/28	$25	$ 25,047
5.45%, 06/15/29	50	50,488
6.95%, 11/15/29	45	47,028
4.80%, 03/15/31	50	48,644
5.25%, 03/15/32	100	98,637
El Paso Electric Co.
6.00%, 05/15/35	87	88,804
5.00%, 12/01/44(a)	25	21,703
Emera U.S. Finance LLC, 4.50%, 04/01/29	25	24,828
Emera U.S. Finance LP
2.64%, 06/15/31	55	49,410
4.75%, 06/15/46	112	95,451
Enel Chile SA, 4.88%, 06/12/28	100	100,440
Entergy Arkansas LLC
5.15%, 01/15/33	50	50,539
5.30%, 09/15/33	50	51,118
5.45%, 06/01/34	50	51,419
4.95%, 01/15/36	50	49,055
4.20%, 04/01/49	100	79,878
2.65%, 06/15/51	75	44,312
3.35%, 06/15/52	87	58,655
5.75%, 06/01/54(a)	45	44,943
5.75%, 01/15/56	50	49,695
Entergy Corp.
1.90%, 06/15/28(a)	71	67,398
2.80%, 06/15/30	79	73,391
2.40%, 06/15/31	104	92,610
3.75%, 06/15/50	71	51,692
Entergy Louisiana LLC
3.12%, 09/01/27	150	148,027
1.60%, 12/15/30(a)	82	72,012
2.35%, 06/15/32	60	52,553
4.00%, 03/15/33	87	82,211
5.35%, 03/15/34	175	179,336
5.15%, 09/15/34	50	50,513
4.90%, 04/15/36(a)	65	63,384
4.95%, 01/15/45	75	68,364
4.20%, 09/01/48	87	70,110
4.20%, 04/01/50	71	56,284
4.75%, 09/15/52(a)	50	42,977
5.70%, 03/15/54	75	73,811
5.80%, 03/15/55	100	99,982
5.65%, 04/15/56	65	63,729
Entergy Mississippi LLC
2.85%, 06/01/28	87	84,416
5.00%, 09/01/33	20	20,040
3.85%, 06/01/49	87	65,530
5.85%, 06/01/54	75	74,786
5.80%, 04/15/55	75	74,734
Entergy Texas, Inc.
1.75%, 03/15/31	70	61,275
5.25%, 04/15/35	50	50,211
5.20%, 06/15/36	75	74,507
4.50%, 03/30/39	50	45,528
5.00%, 09/15/52	50	44,518
5.80%, 09/01/53(a)	25	24,896
5.55%, 09/15/54(a)	25	23,967
Evergy Kansas Central, Inc.
5.90%, 11/15/33	25	26,371
5.25%, 03/15/35	50	50,244
07/01/36(e)	35	35,053
4.13%, 03/01/42	50	42,266
Security	Par (000)	Value
Electric Utilities (continued)
Evergy Kansas Central, Inc. (continued)
4.25%, 12/01/45	$71	$ 58,704
3.25%, 09/01/49	47	32,182
3.45%, 04/15/50(a)	87	61,380
5.70%, 03/15/53	70	69,803
Evergy Metro, Inc.
4.95%, 04/15/33	30	29,927
5.40%, 04/01/34	25	25,558
5.13%, 08/15/35	75	74,352
5.30%, 10/01/41	50	48,823
Series 2020, 2.25%, 06/01/30	50	45,629
Evergy, Inc.
4.25%, 03/15/29	25	24,711
2.90%, 09/15/29	87	82,376
Eversource Energy
4.60%, 07/01/27	100	100,079
5.45%, 03/01/28	95	96,070
5.95%, 02/01/29	75	77,116
4.45%, 12/15/30	85	83,538
2.55%, 03/15/31	87	78,379
5.85%, 04/15/31	75	77,802
3.38%, 03/01/32	67	61,625
5.13%, 05/15/33	115	115,057
5.50%, 01/01/34	75	76,296
5.95%, 07/15/34	75	78,414
3.45%, 01/15/50	71	49,408
Series M, 3.30%, 01/15/28	257	251,673
Series O, 4.25%, 04/01/29	75	74,264
Series R, 1.65%, 08/15/30(a)	140	123,519
Exelon Corp.
5.15%, 03/15/28	110	111,028
5.15%, 03/15/29	75	75,994
4.05%, 04/15/30	121	118,102
5.13%, 03/15/31	50	50,667
3.35%, 03/15/32	50	46,265
5.30%, 03/15/33	70	71,203
5.45%, 03/15/34	35	35,691
4.95%, 06/15/35	50	48,593
5.63%, 06/15/35	50	51,184
4.95%, 03/15/36	125	121,516
5.10%, 06/15/45	87	79,404
4.45%, 04/15/46	100	83,193
4.70%, 04/15/50	87	73,131
4.10%, 03/15/52	86	65,858
5.60%, 03/15/53	100	95,719
5.88%, 03/15/55	100	98,993
FirstEnergy Corp.
2.65%, 03/01/30	75	69,398
Series B, 3.90%, 07/15/27	150	149,142
Series B, 2.25%, 09/01/30	50	45,009
Series C, 4.85%, 07/15/47(a)	100	86,904
Series C, 3.40%, 03/01/50(a)	100	68,071
FirstEnergy Pennsylvania Electric Co.(b)
4.15%, 03/15/28	45	44,751
4.55%, 03/15/31	50	49,672
FirstEnergy Transmission LLC
4.55%, 01/15/30	30	29,778
4.75%, 01/15/33	75	73,518
5.00%, 01/15/35	50	49,113
Florida Power & Light Co.
5.05%, 04/01/28	40	40,454
4.40%, 05/15/28	35	35,022
5.15%, 06/15/29	70	71,312

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Florida Power & Light Co. (continued)
4.63%, 05/15/30	$35	$ 35,097
2.45%, 02/03/32	125	111,444
5.10%, 04/01/33	70	70,921
4.80%, 05/15/33	75	74,727
5.30%, 06/15/34	100	102,032
4.95%, 06/01/35	50	49,678
4.70%, 02/15/36	100	96,940
5.13%, 06/01/36	50	50,070
5.95%, 02/01/38	50	52,934
5.69%, 03/01/40	87	89,440
5.25%, 02/01/41(a)	87	85,544
4.13%, 02/01/42	87	74,286
4.05%, 06/01/42	50	42,190
4.05%, 10/01/44	80	65,676
3.70%, 12/01/47	71	53,640
3.95%, 03/01/48	87	68,274
4.13%, 06/01/48	57	45,923
3.99%, 03/01/49	87	68,114
3.15%, 10/01/49	100	67,273
2.88%, 12/04/51	100	62,704
5.30%, 04/01/53	100	94,219
5.60%, 06/15/54(a)	70	68,673
5.70%, 03/15/55	110	109,665
5.75%, 06/01/56(a)	125	125,633
5.80%, 03/15/65	100	99,393
5.60%, 02/15/66	125	120,250
5.90%, 06/01/66	125	126,022
Georgia Power Co.
4.65%, 05/16/28	50	50,150
4.00%, 10/01/28	50	49,501
4.60%, 06/15/29	35	35,060
4.55%, 03/15/30	75	74,810
4.85%, 03/15/31	75	75,472
4.70%, 05/15/32	90	89,905
4.95%, 05/17/33(a)	100	100,606
5.25%, 03/15/34	250	253,911
5.20%, 03/15/35	75	75,902
4.30%, 03/15/42	121	105,086
5.13%, 05/15/52	90	83,394
5.50%, 10/01/55(a)	75	72,371
Series A, 3.25%, 03/15/51	50	33,789
Series B, 2.65%, 09/15/29	46	43,402
Series B, 3.70%, 01/30/50	171	126,888
Hydro One, Inc., 4.75%, 05/30/31	60	60,114
Idaho Power Co.
5.20%, 08/15/34	25	25,325
4.85%, 03/01/36	50	48,697
5.50%, 03/15/53(a)	45	43,544
5.80%, 04/01/54	35	35,252
5.70%, 03/15/55	50	49,973
Series K, 4.20%, 03/01/48	60	48,841
Indiana Michigan Power Co.
4.25%, 08/15/48	12	9,704
3.25%, 05/01/51	50	33,435
5.63%, 04/01/53	35	34,384
5.60%, 03/15/56	75	73,003
Series H, 6.05%, 03/15/37	62	65,514
Series K, 4.55%, 03/15/46	54	46,207
Series L, 3.75%, 07/01/47	71	53,160
Interstate Power and Light Co.
4.10%, 09/26/28	75	74,151
5.70%, 10/15/33	25	25,887
Security	Par (000)	Value
Electric Utilities (continued)
Interstate Power and Light Co. (continued)
4.95%, 09/30/34	$75	$ 73,555
5.60%, 06/29/35	50	51,358
3.70%, 09/15/46	62	46,934
3.50%, 09/30/49(a)	53	37,269
5.45%, 09/30/54	35	33,160
5.60%, 10/01/55(a)	50	48,258
IPALCO Enterprises, Inc.
4.25%, 05/01/30	71	68,890
5.75%, 04/01/34	70	69,754
ITC Holdings Corp., 5.30%, 07/01/43	35	32,810
Jersey Central Power & Light Co.
4.15%, 01/15/29	50	49,387
4.60%, 01/15/30(b)	30	29,802
4.40%, 01/15/31(a)	50	49,174
5.10%, 01/15/35	100	99,923
5.15%, 01/15/36	50	49,741
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	74	69,356
Kentucky Utilities Co.
5.13%, 11/01/40	100	96,597
4.38%, 10/01/45	71	59,990
3.30%, 06/01/50	75	51,131
5.85%, 08/15/55	75	75,304
Series Kent, 5.45%, 04/15/33	20	20,553
Louisville Gas and Electric Co.
5.45%, 04/15/33	200	205,296
5.85%, 08/15/55	60	60,362
MidAmerican Energy Co.
3.65%, 04/15/29	87	85,059
5.35%, 01/15/34	25	25,633
4.80%, 09/15/43	87	78,243
3.65%, 08/01/48	87	64,463
4.25%, 07/15/49	107	86,887
3.15%, 04/15/50	87	58,292
2.70%, 08/01/52	75	45,925
5.85%, 09/15/54	100	101,395
5.30%, 02/01/55	50	46,906
5.50%, 11/15/56(a)	25	24,039
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	87	73,903
Series B, 3.10%, 07/30/51	87	56,768
Monongahela Power Co., 4.45%, 08/15/29(b)	35	34,809
National Grid PLC
5.60%, 06/12/28	100	101,783
5.81%, 06/12/33	100	104,127
5.42%, 01/11/34	100	101,410
5.41%, 06/09/36	55	54,764
National Rural Utilities Cooperative Finance Corp.
4.12%, 09/16/27(a)	50	49,858
3.95%, 12/10/27(a)	50	49,705
3.40%, 02/07/28	341	335,185
4.80%, 03/15/28	125	125,574
5.05%, 09/15/28	50	50,469
4.85%, 02/07/29	50	50,313
3.70%, 03/15/29	50	48,903
4.40%, 05/11/29	25	24,892
5.15%, 06/15/29(a)	50	50,774
4.95%, 02/07/30(a)	60	60,632
2.40%, 03/15/30	94	86,600
4.30%, 12/10/30	25	24,660
5.00%, 02/07/31	25	25,315
1.35%, 03/15/31	50	43,140
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
National Rural Utilities Cooperative Finance Corp. (continued)
1.65%, 06/15/31	$50	$ 43,356
2.75%, 04/15/32	87	77,823
4.02%, 11/01/32	57	54,500
4.15%, 12/15/32	30	28,867
5.80%, 01/15/33	50	52,489
5.00%, 08/15/34	25	25,001
4.40%, 11/01/48	50	41,793
4.30%, 03/15/49	87	72,173
Series D, 4.15%, 08/25/28	50	49,591
Series D, 4.05%, 02/09/29	75	74,012
Nevada Power Co.
6.00%, 03/15/54	50	50,663
Series CC, 3.70%, 05/01/29	50	48,915
Series DD, 2.40%, 05/01/30	71	65,436
Series EE, 3.13%, 08/01/50	71	46,738
Series GG, 5.90%, 05/01/53	50	50,065
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/27	300	300,380
4.69%, 09/01/27	65	65,149
4.85%, 02/04/28	60	60,331
4.90%, 02/28/28(a)	150	150,793
1.90%, 06/15/28	144	136,975
4.90%, 03/15/29(a)	100	100,842
3.50%, 04/01/29	50	48,557
2.75%, 11/01/29	86	81,297
5.00%, 02/28/30	50	50,535
5.05%, 03/15/30(a)	75	75,963
2.25%, 06/01/30	200	182,424
4.40%, 03/01/31(a)	75	73,967
2.44%, 01/15/32	86	75,844
5.30%, 03/15/32	65	66,192
5.00%, 07/15/32	85	85,429
5.05%, 02/28/33	100	100,375
5.25%, 03/15/34	100	101,212
5.45%, 03/15/35(a)	125	126,896
3.00%, 01/15/52	96	59,327
5.25%, 02/28/53	100	90,817
5.55%, 03/15/54	100	94,826
5.90%, 03/15/55(a)	105	103,938
5.85%, 03/01/56(a)	75	73,887
(3-mo. SOFR US + 2.67%), 4.80%, 12/01/77(c)	25	24,691
Northern States Power Co.
2.25%, 04/01/31	55	49,495
5.05%, 05/15/35	75	75,263
4.85%, 05/15/36	95	93,301
3.40%, 08/15/42	70	54,079
3.60%, 09/15/47	75	56,255
2.90%, 03/01/50(a)	79	52,130
2.60%, 06/01/51(a)	100	60,931
3.20%, 04/01/52	80	54,679
4.50%, 06/01/52(a)	69	58,199
5.10%, 05/15/53	95	86,562
5.40%, 03/15/54(a)	85	81,398
5.65%, 06/15/54	50	49,324
5.65%, 05/15/55	75	73,935
5.55%, 05/15/56	75	73,131
NorthWestern Corp., 4.18%, 11/15/44	75	62,286
NSTAR Electric Co.
4.85%, 03/01/30	50	50,334
4.65%, 05/15/31	25	24,979
5.40%, 06/01/34	25	25,526
Security	Par (000)	Value
Electric Utilities (continued)
NSTAR Electric Co. (continued)
5.20%, 03/01/35	$75	$ 75,562
5.20%, 05/15/36(a)	25	25,104
4.40%, 03/01/44	50	42,956
4.55%, 06/01/52	79	66,557
4.95%, 09/15/52	50	44,740
NYSEG Storm Funding LLC, Series A-2, 4.87%, 05/01/32	300	301,109
OGE Energy Corp., 5.45%, 05/15/29	25	25,467
Oglethorpe Power Corp.
5.38%, 11/01/40(a)	50	48,800
4.50%, 04/01/47	21	17,370
5.05%, 10/01/48	41	36,484
3.75%, 08/01/50(a)	37	26,561
5.25%, 09/01/50	60	54,453
6.20%, 12/01/53	50	51,434
5.80%, 06/01/54	75	73,480
5.90%, 02/01/55(a)	50	49,281
Ohio Power Co.
5.65%, 06/01/34	25	25,813
4.15%, 04/01/48	71	55,842
4.00%, 06/01/49	50	38,134
Series Q, 1.63%, 01/15/31	76	66,305
Series R, 2.90%, 10/01/51	76	46,552
Oklahoma Gas and Electric Co.
3.80%, 08/15/28(a)	50	49,236
3.30%, 03/15/30	50	47,524
3.25%, 04/01/30	71	67,631
5.40%, 01/15/33	100	102,569
4.15%, 04/01/47(a)	50	40,368
5.60%, 04/01/53	75	72,793
5.80%, 04/01/55	30	29,966
5.90%, 04/01/56(a)	35	35,503
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28	25	24,917
3.70%, 11/15/28(a)	62	60,929
4.65%, 11/01/29	50	50,035
2.75%, 05/15/30	171	159,591
4.50%, 03/15/31(b)	100	99,002
4.55%, 09/15/32	75	73,840
5.65%, 11/15/33	55	57,355
5.35%, 04/01/35	40	40,691
5.25%, 09/30/40	87	84,857
5.30%, 06/01/42	75	72,423
3.75%, 04/01/45	87	67,523
3.80%, 06/01/49	71	53,002
3.10%, 09/15/49	86	56,473
2.70%, 11/15/51	74	43,852
4.60%, 06/01/52	75	63,201
4.95%, 09/15/52	100	88,807
5.35%, 10/01/52	50	47,002
5.55%, 06/15/54	75	72,309
5.80%, 04/01/55	50	50,091
5.90%, 03/15/56(b)	125	126,975
Pacific Gas and Electric Co.
2.10%, 08/01/27	202	196,667
3.30%, 12/01/27(a)	145	142,279
5.00%, 06/04/28	75	75,402
3.00%, 06/15/28	59	57,094
3.75%, 07/01/28	71	69,746
6.10%, 01/15/29	105	108,114
4.20%, 03/01/29	130	128,160
5.55%, 05/15/29	75	76,548

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
4.55%, 07/01/30	$291	$ 286,538
2.50%, 02/01/31	207	185,715
3.25%, 06/01/31	100	92,244
5.05%, 11/15/31	90	89,915
4.40%, 03/01/32	87	84,076
5.90%, 06/15/32	50	51,712
5.05%, 10/15/32(a)	100	99,388
6.15%, 01/15/33	65	67,906
6.40%, 06/15/33	40	42,325
6.95%, 03/15/34	90	98,145
5.80%, 05/15/34	125	127,779
5.70%, 03/01/35	130	131,358
6.00%, 08/15/35	95	97,942
5.20%, 05/01/36	75	72,846
5.60%, 08/15/36	90	90,029
4.50%, 07/01/40(a)	241	207,397
3.30%, 08/01/40	79	59,218
4.20%, 06/01/41	78	63,876
4.45%, 04/15/42	100	82,800
4.75%, 02/15/44(a)	87	73,668
4.30%, 03/15/45	74	58,215
4.00%, 12/01/46	50	37,219
3.95%, 12/01/47	150	109,893
4.95%, 07/01/50	304	253,810
3.50%, 08/01/50	155	103,403
5.25%, 03/01/52	50	43,199
6.75%, 01/15/53	135	141,741
6.70%, 04/01/53	85	88,416
5.90%, 10/01/54	100	94,441
6.15%, 03/01/55	100	97,524
6.10%, 10/15/55	75	72,600
6.00%, 05/01/56(a)	80	76,538
6.30%, 08/15/56	90	89,637
PacifiCorp
5.10%, 02/15/29(a)	50	50,448
4.25%, 03/15/29	25	24,691
4.65%, 04/15/29	50	49,853
3.50%, 06/15/29(a)	150	144,758
2.70%, 09/15/30(a)	50	45,943
5.30%, 02/15/31(a)	50	50,754
5.10%, 04/15/31(a)	50	50,458
5.45%, 04/15/33	75	76,135
5.45%, 02/15/34	100	101,153
5.25%, 06/15/35	87	86,016
5.80%, 04/15/36	75	76,879
6.35%, 07/15/38	107	111,864
6.00%, 01/15/39	200	203,982
4.10%, 02/01/42	87	70,163
4.13%, 01/15/49	50	38,029
4.15%, 02/15/50	87	66,083
3.30%, 03/15/51	50	32,587
2.90%, 06/15/52(a)	74	44,260
5.35%, 12/01/53	100	89,516
5.50%, 05/15/54	130	119,194
5.80%, 01/15/55	125	119,217
PECO Energy Co.
4.90%, 06/15/33	54	54,388
4.88%, 09/15/35	75	74,268
3.00%, 09/15/49	69	44,995
3.05%, 03/15/51	63	41,035
2.85%, 09/15/51	82	50,946
4.60%, 05/15/52	50	42,228
Security	Par (000)	Value
Electric Utilities (continued)
PECO Energy Co. (continued)
4.38%, 08/15/52	$50	$ 40,808
5.25%, 09/15/54	50	46,522
5.65%, 09/15/55	80	79,091
PG&E Energy Recovery Funding LLC, Series A-3, 2.82%, 07/15/46	250	184,789
PG&E Recovery Funding LLC, Series 2024-A, Class A2, 5.23%, 06/01/42	500	498,573
Pinnacle West Capital Corp.
4.90%, 05/15/28	70	70,247
4.65%, 06/01/29	30	30,004
Potomac Electric Power Co.
5.20%, 03/15/34	25	25,376
6.50%, 11/15/37	50	54,872
4.15%, 03/15/43	87	72,900
5.50%, 03/15/54	25	24,167
PPL Capital Funding, Inc., 5.25%, 09/01/34	100	100,433
PPL Electric Utilities Corp.
5.00%, 05/15/33	50	50,344
4.85%, 02/15/34	25	24,823
4.75%, 07/15/43	87	78,320
3.00%, 10/01/49	60	39,417
5.25%, 05/15/53	100	93,596
5.55%, 08/15/55	100	97,808
5.75%, 05/15/56	60	60,007
Progress Energy, Inc., 7.75%, 03/01/31	50	55,931
Public Service Co. of Colorado
3.70%, 06/15/28	171	168,660
4.15%, 03/13/29	50	49,527
5.35%, 05/15/34	75	76,114
5.15%, 09/15/35	150	149,070
5.05%, 06/15/36	25	24,650
3.60%, 09/15/42(a)	87	68,011
4.30%, 03/15/44	75	62,838
3.80%, 06/15/47	71	54,191
5.25%, 04/01/53	100	92,012
5.75%, 05/15/54	75	74,370
5.85%, 05/15/55	75	75,142
Series 35, 1.90%, 01/15/31	140	123,879
Series 36, 2.70%, 01/15/51(a)	50	29,952
Series 38, 4.10%, 06/01/32	80	76,821
Public Service Co. of New Hampshire
4.40%, 07/01/28	25	24,986
5.35%, 10/01/33	75	76,620
5.15%, 01/15/53	45	41,480
Series V, 2.20%, 06/15/31	50	44,396
Public Service Co. of Oklahoma
5.25%, 01/15/33	50	50,761
5.20%, 01/15/35	50	49,783
5.45%, 01/15/36(a)	75	75,753
Series J, 2.20%, 08/15/31	87	76,493
Series K, 3.15%, 08/15/51	70	45,437
Public Service Electric and Gas Co.
3.65%, 09/01/28(a)	200	196,722
3.20%, 05/15/29	87	84,204
2.45%, 01/15/30	71	66,249
1.90%, 08/15/31(a)	141	123,322
4.90%, 12/15/32	50	50,304
4.65%, 03/15/33(a)	35	34,651
5.20%, 03/01/34	50	50,661
4.85%, 08/01/34	100	99,167
4.90%, 08/15/35	25	24,801
3.95%, 05/01/42	50	41,729
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Public Service Electric and Gas Co. (continued)
3.65%, 09/01/42	$50	$ 39,782
3.80%, 03/01/46	64	49,955
3.85%, 05/01/49	87	66,643
3.20%, 08/01/49	50	33,970
3.15%, 01/01/50	71	47,804
2.70%, 05/01/50	50	30,984
3.00%, 03/01/51	71	46,364
5.13%, 03/15/53	75	69,033
5.45%, 08/01/53	50	48,229
5.45%, 03/01/54	50	48,207
5.30%, 08/01/54	50	47,316
Series Q, 5.05%, 03/01/35	35	35,084
Series Q, 5.50%, 03/01/55	50	48,487
Series R, 4.20%, 01/01/31(a)	50	49,160
Series R, 5.63%, 01/01/56(a)	35	34,566
Public Service Enterprise Group, Inc.
5.88%, 10/15/28	50	51,290
5.20%, 04/01/29	50	50,667
4.90%, 03/15/30	45	45,358
1.60%, 08/15/30(a)	100	88,133
4.80%, 06/15/31	60	59,838
2.45%, 11/15/31	100	88,689
6.13%, 10/15/33	50	52,920
5.45%, 04/01/34	50	50,952
5.40%, 03/15/35	50	50,587
Puget Energy, Inc.
2.38%, 06/15/28	71	67,824
4.10%, 06/15/30	87	84,203
4.22%, 03/15/32(a)	61	58,551
5.73%, 03/15/35	75	75,477
Puget Sound Energy, Inc.
5.33%, 06/15/34(a)	25	25,506
5.80%, 03/15/40	87	88,435
4.30%, 05/20/45	50	41,637
4.22%, 06/15/48	87	70,436
3.25%, 09/15/49	50	33,971
2.89%, 09/15/51	50	31,316
5.45%, 06/01/53	50	47,936
5.69%, 06/15/54	25	24,715
5.60%, 09/15/55	75	72,901
San Diego Gas & Electric Co.
4.95%, 08/15/28	100	100,805
5.40%, 04/15/35	100	101,609
4.50%, 08/15/40	50	44,989
4.15%, 05/15/48	71	56,462
5.35%, 04/01/53	95	88,564
5.55%, 04/15/54	75	72,315
Series DDDD, 5.20%, 03/15/36	40	39,810
Series EEEE, 5.95%, 03/15/56	35	35,506
Series TTT, 4.10%, 06/15/49	50	38,943
Series VVV, 1.70%, 10/01/30	87	76,961
Series WWW, 2.95%, 08/15/51(a)	50	31,878
Series XXX, 3.00%, 03/15/32	100	90,840
SCE Recovery Funding LLC, Series 2025-A, Class A3, 5.54%, 09/15/52	400	394,687
Sempra
3.40%, 02/01/28	341	334,617
3.70%, 04/01/29(a)	61	59,530
5.50%, 08/01/33	50	51,403
5.25%, 03/15/36	100	98,687
3.80%, 02/01/38	121	102,919
4.00%, 02/01/48	71	53,566
Security	Par (000)	Value
Electric Utilities (continued)
Sierra Pacific Power Co., 5.90%, 03/15/54	$75	$ 75,209
Southern California Edison Co.
5.85%, 11/01/27	100	101,484
5.30%, 03/01/28(a)	200	201,867
5.15%, 06/01/29	100	101,055
2.85%, 08/01/29	100	94,398
5.25%, 03/15/30	75	75,837
2.25%, 06/01/30	71	64,422
5.45%, 06/01/31	45	45,850
4.95%, 09/15/31	50	49,893
5.95%, 11/01/32(a)	40	41,654
4.80%, 03/15/33	50	48,963
5.20%, 06/01/34	100	99,112
5.45%, 03/01/35	100	100,196
5.50%, 03/15/40	50	48,007
4.50%, 09/01/40	71	60,892
4.65%, 10/01/43	62	52,462
4.00%, 04/01/47	171	127,481
3.65%, 02/01/50	141	97,550
3.45%, 02/01/52	70	46,021
5.70%, 03/01/53	50	46,146
5.88%, 12/01/53	90	85,439
5.75%, 04/15/54	50	46,538
5.90%, 03/01/55	80	76,377
6.20%, 09/15/55(a)	75	74,564
Series 2004B, 6.00%, 01/15/34	107	110,974
Series 2005-E, 5.35%, 07/15/35	50	49,278
Series 2008-A, 5.95%, 02/01/38	87	88,290
Series 20A, 2.95%, 02/01/51	50	30,126
Series B, 3.65%, 03/01/28	50	49,186
Series B, 4.88%, 03/01/49	87	72,821
Series C, 3.60%, 02/01/45	87	62,439
Series C, 4.13%, 03/01/48	150	112,896
Series E, 5.45%, 06/01/52	75	67,002
Series G, 2.50%, 06/01/31	66	58,916
Series H, 3.65%, 06/01/51(a)	51	35,081
Southern Co.
5.11%, 08/01/27	100	100,481
4.85%, 06/15/28	60	60,352
5.50%, 03/15/29	75	76,696
5.20%, 06/15/33	60	60,459
5.70%, 03/15/34	75	77,696
4.85%, 03/15/35	100	97,673
4.25%, 07/01/36	100	92,380
4.40%, 07/01/46	180	150,441
Series 2021-B, 1.75%, 03/15/28	25	23,875
Series A, 3.70%, 04/30/30	100	96,627
Southern Power Co.
4.80%, 06/15/31	60	59,831
5.15%, 09/15/41	70	66,620
5.25%, 07/15/43	87	81,795
Series A, 4.25%, 10/01/30	50	49,116
Series B, 4.90%, 10/01/35	50	48,509
Series F, 4.95%, 12/15/46	71	63,331
Southwestern Electric Power Co.
5.30%, 04/01/33(a)	50	50,661
5.20%, 04/01/36(a)	50	49,340
3.25%, 11/01/51(a)	71	46,542
5.90%, 04/01/56	50	49,374
Series L, 3.85%, 02/01/48	50	37,122
Series M, 4.10%, 09/15/28	171	168,945
Southwestern Public Service Co.
5.30%, 05/15/35	50	50,149

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southwestern Public Service Co. (continued)
5.30%, 08/15/36(a)	$50	$ 49,867
3.70%, 08/15/47	87	65,010
3.75%, 06/15/49(a)	71	52,062
6.00%, 06/01/54	75	75,743
5.88%, 08/15/56(a)	50	49,682
Series 8, 3.15%, 05/01/50	71	46,687
System Energy Resources, Inc., 5.30%, 12/15/34	75	74,805
Tampa Electric Co.
4.90%, 03/01/29	35	35,266
5.15%, 03/01/35	50	50,128
4.10%, 06/15/42	37	30,972
4.30%, 06/15/48(a)	71	58,810
4.45%, 06/15/49	64	53,170
3.63%, 06/15/50(a)	55	39,873
3.45%, 03/15/51(a)	50	35,091
5.00%, 07/15/52(a)	35	31,667
Toledo Edison Co., 6.15%, 05/15/37	74	79,376
Tucson Electric Power Co.
3.25%, 05/15/32	87	79,424
5.20%, 09/15/34	25	25,236
4.85%, 12/01/48	37	32,545
4.00%, 06/15/50	50	38,420
5.50%, 04/15/53(a)	40	38,205
5.90%, 04/15/55(a)	25	25,228
Union Electric Co.
2.95%, 03/15/30	100	94,354
2.15%, 03/15/32	71	62,161
5.20%, 04/01/34	50	50,651
5.25%, 04/15/35	50	50,528
4.80%, 03/15/36	50	48,641
4.00%, 04/01/48	71	55,810
3.25%, 10/01/49	87	59,211
3.90%, 04/01/52	100	75,568
5.45%, 03/15/53	50	47,747
5.25%, 01/15/54	50	46,323
5.13%, 03/15/55	50	45,495
5.55%, 03/15/56	50	48,453
5.75%, 09/15/56	55	54,868
Virginia Electric and Power Co.
2.30%, 11/15/31	87	77,234
2.40%, 03/30/32	70	61,715
5.00%, 04/01/33	45	45,233
5.30%, 08/15/33	50	51,026
5.00%, 01/15/34	25	24,957
5.05%, 08/15/34	50	50,039
5.15%, 03/15/35	75	75,010
4.95%, 03/15/36	125	122,348
8.88%, 11/15/38	100	130,672
4.00%, 01/15/43(a)	87	71,412
4.45%, 02/15/44	112	96,818
4.60%, 12/01/48	81	68,763
3.30%, 12/01/49(a)	71	48,468
2.45%, 12/15/50	100	57,272
2.95%, 11/15/51	87	54,478
5.45%, 04/01/53	100	95,206
5.70%, 08/15/53(a)	50	49,222
5.35%, 01/15/54	55	51,545
5.55%, 08/15/54	75	72,449
5.65%, 03/15/55	75	73,327
5.70%, 03/15/56	100	98,226
Series A, 3.80%, 04/01/28	87	85,936
Security	Par (000)	Value
Electric Utilities (continued)
Virginia Electric and Power Co. (continued)
Series A, 2.88%, 07/15/29	$60	$ 57,239
Series A, 6.00%, 05/15/37	87	91,623
Series B, 6.00%, 01/15/36	71	74,747
Series B, 4.20%, 05/15/45	50	41,177
Series B, 3.80%, 09/15/47	87	66,461
Series C, 4.90%, 09/15/35	100	97,884
Series C, 4.00%, 11/15/46	75	59,315
Series C, 4.63%, 05/15/52(a)	61	51,482
Series D, 4.65%, 08/15/43	87	77,177
Series D, 5.60%, 09/15/55	110	106,748
WEC Energy Group, Inc.
5.15%, 10/01/27	100	100,686
4.75%, 01/15/28	100	100,247
2.20%, 12/15/28	50	47,265
1.80%, 10/15/30	35	31,105
Wisconsin Electric Power Co.
1.70%, 06/15/28(a)	86	81,609
5.00%, 05/15/29	25	25,316
4.15%, 10/15/30	45	44,139
4.65%, 06/15/31	50	49,793
4.75%, 09/30/32(a)	80	80,198
4.60%, 10/01/34	25	24,481
5.10%, 06/15/36(a)	50	49,976
5.05%, 10/01/54(a)	75	68,044
5.65%, 03/15/56(a)	50	49,762
Wisconsin Power and Light Co.
3.00%, 07/01/29	71	67,999
1.95%, 09/16/31	66	57,211
3.95%, 09/01/32	50	47,522
3.65%, 04/01/50	50	36,044
5.70%, 12/15/55	50	49,183
Wisconsin Public Service Corp.
4.25%, 01/15/31	25	24,605
3.30%, 09/01/49(a)	109	75,025
2.85%, 12/01/51	82	50,859
Xcel Energy, Inc.
4.75%, 03/21/28	25	25,071
4.00%, 06/15/28	121	119,591
2.60%, 12/01/29	70	65,329
3.40%, 06/01/30	100	95,051
2.35%, 11/15/31(a)	71	62,406
4.60%, 06/01/32	83	81,510
5.45%, 08/15/33(a)	100	101,789
5.50%, 03/15/34	75	76,198
5.60%, 04/15/35	150	152,820
3.50%, 12/01/49	70	49,132
		71,295,388
Electronic Equipment, Instruments & Components — 0.2%
ABB Finance USA, Inc., 4.38%, 05/08/42	100	88,348
Allegion PLC, 3.50%, 10/01/29(a)	87	83,502
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27	25	24,670
5.41%, 07/01/32	40	40,703
5.60%, 05/29/34	50	51,052
Amphenol Corp.
3.80%, 11/15/27	95	94,272
4.38%, 06/12/28	75	74,898
3.90%, 11/15/28	45	44,457
5.05%, 04/05/29(a)	25	25,406
4.35%, 06/01/29	50	49,898
2.80%, 02/15/30	71	66,695
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Amphenol Corp. (continued)
4.13%, 11/15/30	$125	$ 122,554
2.20%, 09/15/31	82	72,543
4.40%, 02/15/33	120	116,680
5.25%, 04/05/34(a)	50	50,991
5.00%, 01/15/35(a)	100	99,894
4.63%, 02/15/36(a)	135	130,336
5.38%, 11/15/54(a)	50	48,538
5.30%, 11/15/55(a)	195	185,049
Arrow Electronics, Inc.
5.15%, 08/21/29	50	50,503
2.95%, 02/15/32	71	63,103
5.88%, 04/10/34	25	25,729
Avnet, Inc.
6.25%, 03/15/28(a)	40	40,866
3.00%, 05/15/31	87	78,879
5.50%, 06/01/32(a)	70	70,805
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28	71	70,035
3.28%, 12/01/28	25	24,022
3.25%, 02/15/29	104	99,433
5.10%, 03/01/30	50	49,893
3.57%, 12/01/31	90	82,636
5.55%, 08/22/34	75	74,053
Emerson Electric Co.
2.00%, 12/21/28(a)	87	82,105
1.95%, 10/15/30	50	45,001
2.20%, 12/21/31	125	110,598
5.00%, 03/15/35(a)	25	25,109
2.75%, 10/15/50	171	107,804
2.80%, 12/21/51	58	36,455
Flex Ltd.
6.00%, 01/15/28	200	203,271
4.88%, 06/15/29	87	87,204
4.88%, 05/12/30	50	50,002
5.25%, 01/15/32	75	75,260
5.38%, 11/13/35	75	74,094
Fortive Corp.
4.75%, 05/15/31	50	49,674
5.25%, 05/15/36	50	49,823
4.30%, 06/15/46	25	20,541
Honeywell International, Inc.
2.70%, 08/15/29	257	243,253
1.95%, 06/01/30	171	154,741
1.75%, 09/01/31	171	148,421
5.00%, 02/15/33	50	50,640
4.50%, 01/15/34	140	136,776
5.00%, 03/01/35	150	150,376
3.81%, 11/21/47	87	67,404
2.80%, 06/01/50	76	48,812
Hubbell, Inc.
3.15%, 08/15/27	100	98,602
4.65%, 06/15/31	45	44,822
4.90%, 06/15/33	80	79,400
4.80%, 11/15/35	25	24,294
5.15%, 06/15/36	60	59,735
Jabil, Inc.
4.20%, 02/01/29	30	29,560
3.60%, 01/15/30	75	71,830
3.00%, 01/15/31	150	137,898
4.75%, 02/01/33	25	24,406
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Keysight Technologies, Inc.
3.00%, 10/30/29	$90	$ 85,327
4.95%, 10/15/34	100	98,909
TD SYNNEX Corp.
2.38%, 08/09/28	100	95,116
4.30%, 01/17/29	50	49,376
2.65%, 08/09/31	87	77,458
5.30%, 10/10/35(a)	100	98,441
Trimble, Inc.
4.90%, 06/15/28	75	74,980
6.10%, 03/15/33	100	104,412
Tyco Electronics Group SA
4.50%, 02/09/31	50	49,705
2.50%, 02/04/32	60	53,300
5.00%, 05/09/35	150	148,820
4.88%, 02/09/36	35	34,285
Vontier Corp.
2.40%, 04/01/28	25	24,009
2.95%, 04/01/31(a)	50	45,316
		5,827,808
Energy Equipment & Services — 0.1%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	74	70,942
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
3.34%, 12/15/27(a)	129	127,032
4.05%, 03/11/29	85	83,792
3.14%, 11/07/29	82	78,269
4.35%, 06/15/31	175	171,468
4.65%, 06/15/33	150	146,665
5.00%, 06/15/36	155	151,605
4.08%, 12/15/47(a)	207	164,221
5.85%, 06/15/56	155	153,120
Halliburton Co.
2.92%, 03/01/30(a)	75	70,397
4.85%, 11/15/35(a)	171	166,040
7.45%, 09/15/39	150	175,276
4.50%, 11/15/41	50	43,686
4.75%, 08/01/43	114	100,297
5.00%, 11/15/45(a)	150	134,322
NOV, Inc.
3.60%, 12/01/29	71	68,281
3.95%, 12/01/42	103	80,833
		1,986,246
Environmental, Maintenance & Security Service — 0.1%
Republic Services, Inc.
3.38%, 11/15/27	25	24,699
3.95%, 05/15/28	200	198,245
4.88%, 04/01/29	100	100,913
5.00%, 11/15/29	50	50,636
2.30%, 03/01/30(a)	75	69,268
4.75%, 07/15/30(a)	40	40,235
1.45%, 02/15/31(a)	53	46,025
4.75%, 07/15/31	50	50,110
1.75%, 02/15/32	121	103,621
2.38%, 03/15/33(a)	257	222,673
5.00%, 12/15/33(a)	40	40,441
5.00%, 04/01/34	100	100,540
5.20%, 11/15/34	45	45,761
5.15%, 03/15/35(a)	135	137,108
5.00%, 07/15/36(a)	50	49,638
Veralto Corp.
5.35%, 09/18/28	75	76,039

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental, Maintenance & Security Service (continued)
Veralto Corp. (continued)
4.85%, 01/15/32	$60	$ 59,903
5.45%, 09/18/33	75	76,908
Waste Connections, Inc.
2.60%, 02/01/30(a)	50	46,789
2.20%, 01/15/32	171	149,729
3.20%, 06/01/32	73	67,041
4.20%, 01/15/33	100	96,228
5.00%, 03/01/34	50	50,025
5.25%, 09/01/35(a)	45	45,618
4.80%, 07/15/36(a)	50	48,654
2.95%, 01/15/52(a)	125	80,215
Waste Management, Inc.
4.95%, 07/03/27	55	55,360
3.15%, 11/15/27(a)	171	168,417
1.15%, 03/15/28	50	47,389
4.50%, 03/15/28	100	100,261
4.88%, 02/15/29(a)	75	75,776
2.00%, 06/01/29(a)	86	80,271
4.63%, 02/15/30	100	100,292
4.65%, 03/15/30	100	100,312
1.50%, 03/15/31(a)	121	105,159
4.95%, 07/03/31	50	50,696
4.80%, 03/15/32	100	100,634
4.15%, 04/15/32(a)	100	97,545
4.63%, 02/15/33(a)	50	49,668
4.88%, 02/15/34(a)	125	125,572
4.95%, 03/15/35	150	149,656
2.95%, 06/01/41	50	37,702
4.10%, 03/01/45	25	21,046
4.15%, 07/15/49(a)	87	71,084
2.50%, 11/15/50	50	29,932
5.35%, 10/15/54(a)	130	125,565
		3,769,399
Financial Services — 3.7%
Aercap Funding DAC, 07/07/31(e)	150	149,225
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	345	342,293
4.63%, 10/15/27	150	150,062
3.88%, 01/23/28(a)	150	148,195
4.88%, 04/01/28	150	150,610
5.75%, 06/06/28	150	152,904
3.00%, 10/29/28	427	411,016
4.63%, 09/10/29	150	149,301
6.15%, 09/30/30	150	156,727
4.38%, 11/15/30(a)	150	147,067
5.38%, 12/15/31	150	152,655
3.30%, 01/30/32	550	502,741
3.40%, 10/29/33	195	173,334
5.30%, 01/19/34	150	150,093
4.95%, 09/10/34	150	146,231
5.00%, 11/15/35	150	145,829
3.85%, 10/29/41(a)	150	120,787
Ally Financial, Inc.
7.10%, 11/15/27(a)	200	205,931
2.20%, 11/02/28(a)	100	94,423
8.00%, 11/01/31(a)	200	221,782
8.00%, 11/01/31	121	134,762
(1-day SOFR + 1.78%), 5.55%, 07/31/33(a)(c)	50	49,587
(1-day SOFR + 2.29%), 6.18%, 07/26/35(a)(c)	110	111,809
Security	Par (000)	Value
Financial Services (continued)
Ally Financial, Inc. (continued)
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	$50	$ 51,981
Banco Santander SA
5.29%, 08/18/27	400	403,001
5.59%, 08/08/28	200	203,491
3.49%, 05/28/30	200	190,406
4.55%, 11/06/30	200	196,805
2.75%, 12/03/30	400	362,784
5.44%, 07/15/31	200	204,912
6.92%, 08/08/33	200	217,144
6.94%, 11/07/33	200	223,046
6.35%, 03/14/34	200	211,364
6.03%, 01/17/35	200	209,639
5.13%, 11/06/35	200	196,088
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	200	201,607
Bank of America Corp.
3.25%, 10/21/27	236	233,132
6.11%, 01/29/37	250	263,141
7.75%, 05/14/38	200	238,838
5.88%, 02/07/42	139	144,266
5.00%, 01/21/44	164	154,280
4.88%, 04/01/44	51	47,444
(1-day SOFR + 0.83%), 4.98%, 01/24/29(c)	325	326,775
(1-day SOFR + 0.87%), 4.48%, 04/23/30(a)(c)	325	322,950
(1-day SOFR + 0.87%), 4.46%, 02/06/32(c)	325	319,270
(1-day SOFR + 1.00%), 5.16%, 01/24/31(c)	220	222,978
(1-day SOFR + 1.04%), 4.70%, 04/23/32(c)	275	272,688
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	241	229,496
(1-day SOFR + 1.11%), 4.62%, 05/09/29(c)	200	199,904
(1-day SOFR + 1.13%), 5.05%, 02/06/37(a)(c)	325	320,083
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	377	335,563
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	345	304,764
(1-day SOFR + 1.31%), 5.51%, 01/24/36(c)	490	500,369
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	436	394,935
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	457	412,509
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	291	258,211
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	241	214,948
(1-day SOFR + 1.56%), 2.97%, 07/21/52(a)(c)	170	109,815
(1-day SOFR + 1.57%), 5.82%, 09/15/29(a)(c)	250	255,831
(1-day SOFR + 1.57%), 5.49%, 04/23/37(c)	175	174,308
(1-day SOFR + 1.58%), 3.31%, 04/22/42(c)	311	241,092
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	295	297,754
(1-day SOFR + 1.64%), 5.46%, 05/09/36(a)(c)	200	204,087
(1-day SOFR + 1.65%), 5.47%, 01/23/35(c)	590	601,548
(1-day SOFR + 1.70%), 5.74%, 02/12/36(c)	245	249,941
(1-day SOFR + 1.74%), 5.52%, 10/25/35(c)	500	502,312
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	473	463,655
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	450	470,343
(1-day SOFR + 1.88%), 2.83%, 10/24/51(c)	90	56,452
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	570	577,595
(1-day SOFR + 1.91%), 5.43%, 08/15/35(c)	275	275,836
(1-day SOFR + 1.93%), 2.68%, 06/19/41(c)	386	280,189
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	155	158,257
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	270	271,114
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	250	230,688
(1-day SOFR + 2.16%), 5.02%, 07/22/33(c)	460	460,682
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	297	274,465
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	650	639,135
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	246	243,359
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Bank of America Corp. (continued)
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	$251	$ 239,893
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	321	302,799
(3-mo. CME Term SOFR + 1.45%), 3.95%, 01/23/49(c)	104	81,542
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	250	245,292
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	324	321,444
(3-mo. CME Term SOFR + 1.58%), 4.08%, 04/23/40(c)	171	149,924
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	162	160,457
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(c)	241	198,930
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38(c)	132	120,603
(3-mo. CME Term SOFR + 2.25%), 4.44%, 01/20/48(c)	197	167,747
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(c)	575	455,329
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	221	192,709
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	300	278,799
Series L, 4.18%, 11/25/27	171	170,166
Series L, 4.75%, 04/21/45(a)	50	44,568
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	291	263,820
Series N, (1-day SOFR + 1.65%), 3.48%, 03/13/52(c)	124	88,286
Bank of Nova Scotia
5.25%, 06/12/28	60	60,919
5.45%, 08/01/29	50	51,288
4.85%, 02/01/30	85	85,557
2.15%, 08/01/31	71	62,749
2.45%, 02/02/32	71	62,861
5.65%, 02/01/34(a)	150	155,513
(1-day SOFR + 0.66%), 4.58%, 06/05/29(c)	100	99,701
(1-day SOFR + 0.73%), 4.25%, 02/02/30(c)	100	98,768
(1-day SOFR + 0.76%), 4.04%, 09/15/28(c)	50	49,710
(1-day SOFR + 0.89%), 4.93%, 02/14/29(a)(c)	150	150,730
(1-day SOFR + 0.97%), 4.90%, 06/05/32(c)	100	99,743
(1-day SOFR + 1.00%), 4.40%, 09/08/28(c)	125	124,819
(1-day SOFR + 1.05%), 4.81%, 02/02/34(c)	100	98,461
(1-day SOFR + 1.07%), 5.13%, 02/14/31(c)	75	75,819
(1-day SOFR + 1.09%), 4.34%, 09/15/31(c)	50	49,010
(1-day SOFR + 1.44%), 4.74%, 11/10/32(c)	50	49,668
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	100	96,582
Barclays PLC
4.34%, 01/10/28	250	248,958
5.25%, 08/17/45(a)	250	234,978
4.95%, 01/10/47	200	178,313
(1-day SOFR + 0.91%), 4.91%, 06/26/30(c)	200	199,964
(1-day SOFR + 0.93%), 4.22%, 05/24/30(c)	200	196,610
(1-day SOFR + 0.96%), 5.09%, 02/25/29(c)	200	201,055
(1-day SOFR + 1.08%), 4.48%, 11/11/29(c)	200	198,606
(1-day SOFR + 1.14%), 4.52%, 02/24/32(c)	200	195,357
(1-day SOFR + 1.14%), 5.10%, 06/26/32(c)	200	199,810
(1-day SOFR + 1.23%), 5.37%, 02/25/31(c)	200	202,811
(1-day SOFR + 1.51%), 5.21%, 02/24/37(c)	200	194,772
(1-day SOFR + 1.51%), 5.59%, 06/26/37(c)	200	199,715
(1-day SOFR + 1.56%), 4.94%, 09/10/30(c)	200	200,349
Security	Par (000)	Value
Financial Services (continued)
Barclays PLC (continued)
(1-day SOFR + 1.59%), 5.79%, 02/25/36(c)	$200	$ 203,755
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	200	204,156
(1-day SOFR + 1.83%), 5.86%, 08/11/46(a)(c)	200	199,683
(1-day SOFR + 1.91%), 5.34%, 09/10/35(c)	400	397,186
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	200	215,969
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	200	210,421
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	200	218,793
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	240	216,107
(1-year CMT + 1.30%), 3.33%, 11/24/42(c)	222	166,422
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	300	302,662
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	200	206,806
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	200	222,903
(3-mo. SOFR US + 2.16%), 4.97%, 05/16/29(c)	200	200,807
(5-year CMT + 2.90%), 3.56%, 09/23/35(c)	200	187,495
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30(a)	45	44,205
5.00%, 12/06/34	50	49,169
4.95%, 02/15/36(a)	85	82,498
Brookfield Finance LLC/Brookfield Finance, Inc., 3.45%, 04/15/50	70	47,461
Brookfield Finance, Inc.
3.90%, 01/25/28	181	178,868
4.85%, 03/29/29(a)	200	200,280
4.35%, 04/15/30	87	85,481
2.72%, 04/15/31(a)	107	97,277
6.35%, 01/05/34(a)	150	158,969
5.68%, 01/15/35	50	50,819
5.33%, 01/15/36	35	34,428
4.70%, 09/20/47	87	73,519
3.50%, 03/30/51	79	53,787
3.63%, 02/15/52(a)	61	42,225
5.97%, 03/04/54(a)	100	98,748
5.81%, 03/03/55	75	72,745
Carlyle Group, Inc., 5.05%, 09/19/35(a)	95	90,947
Cboe Global Markets, Inc., 3.00%, 03/16/32	121	110,228
Citigroup, Inc.
4.45%, 09/29/27	475	474,231
4.13%, 07/25/28(a)	180	178,127
6.63%, 06/15/32	74	80,499
6.13%, 08/25/36	184	192,340
8.13%, 07/15/39	210	262,776
5.88%, 01/30/42	77	79,642
6.68%, 09/13/43	87	95,645
5.30%, 05/06/44(a)	87	81,689
4.65%, 07/30/45	80	70,660
4.75%, 05/18/46	257	219,563
(1-day SOFR + 0.87%), 4.79%, 03/04/29(c)	200	200,481
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	271	251,548
(1-day SOFR + 1.17%), 4.50%, 09/11/31(c)	240	236,876
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	407	365,888
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	184	163,074
(1-day SOFR + 1.34%), 4.54%, 09/19/30(c)	250	248,244
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	357	323,429
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	270	272,881
(1-day SOFR + 1.38%), 2.90%, 11/03/42(c)	151	109,708
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	221	208,682
(1-day SOFR + 1.45%), 5.45%, 06/11/35(a)(c)	250	254,258
(1-day SOFR + 1.46%), 4.95%, 05/07/31(c)	175	175,579
(1-day SOFR + 1.47%), 5.33%, 03/27/36(c)	310	312,236
(1-day SOFR + 1.49%), 5.17%, 09/11/36(c)	320	318,217
(1-day SOFR + 1.75%), 5.61%, 03/04/56(a)(c)	225	220,190
(1-day SOFR + 1.83%), 6.02%, 01/24/36(c)	315	324,453

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Citigroup, Inc. (continued)
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	$263	$ 247,145
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	200	203,849
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	500	497,448
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	357	328,029
(1-day SOFR + 2.34%), 6.27%, 11/17/33(a)(c)	200	213,223
(1-day SOFR + 2.66%), 6.17%, 05/25/34(a)(c)	300	313,051
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	360	354,826
(1-day SOFR + 4.55%), 5.32%, 03/26/41(c)	150	148,019
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(a)(c)	241	237,739
(3-mo. CME Term SOFR + 1.43%), 3.88%, 01/24/39(c)	125	108,947
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(c)	200	198,128
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	227	222,621
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	371	367,741
(5-year CMT + 1.28%), 5.59%, 11/19/34(c)	100	101,245
(5-year CMT + 1.73%), 5.41%, 09/19/39(c)	100	98,858
CME Group, Inc.
4.40%, 03/15/30	50	49,763
2.65%, 03/15/32	69	62,320
5.30%, 09/15/43	121	119,401
4.15%, 06/15/48(a)	70	57,737
Deutsche Bank AG
5.37%, 09/09/27	200	202,418
(1-day SOFR + 1.10%), 4.47%, 12/10/31(c)	150	147,514
(1-day SOFR + 1.14%), 4.73%, 02/06/32(a)(c)	150	147,834
(1-day SOFR + 1.30%), 4.95%, 08/04/31(c)	150	149,473
(1-day SOFR + 1.41%), 5.06%, 04/14/32(a)(c)	150	149,631
(1-day SOFR + 1.70%), 5.00%, 09/11/30(c)	150	150,577
(1-day SOFR + 1.72%), 5.30%, 05/09/31(c)	150	151,569
(1-day SOFR + 1.72%), 3.04%, 05/28/32(c)	150	136,528
(1-day SOFR + 2.05%), 5.40%, 09/11/35(a)(c)	150	150,055
(1-day SOFR + 2.26%), 3.74%, 01/07/33(c)	200	183,348
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	200	187,173
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	296	279,407
(1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(c)	150	154,506
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	200	215,898
Enact Holdings, Inc., 6.25%, 05/28/29	50	51,458
Goldman Sachs Group, Inc.
2.60%, 02/07/30	191	177,580
3.80%, 03/15/30(a)	200	193,548
6.45%, 05/01/36	110	117,041
6.75%, 10/01/37	651	709,940
6.25%, 02/01/41	171	182,078
4.80%, 07/08/44	114	102,226
5.15%, 05/22/45(a)	182	165,857
4.75%, 10/21/45	150	132,442
(1-day SOFR + 0.71%), 4.15%, 01/21/29(c)	390	386,643
(1-day SOFR + 0.90%), 4.15%, 10/21/29(c)	325	320,418
(1-day SOFR + 0.96%), 4.52%, 01/21/32(c)	300	294,339
(1-day SOFR + 0.99%), 4.59%, 04/20/30(c)	250	248,589
(1-day SOFR + 1.03%), 4.97%, 06/03/32(a)(c)	350	349,798
(1-day SOFR + 1.06%), 4.37%, 10/21/31(c)	275	268,960
(1-day SOFR + 1.08%), 5.21%, 01/28/31(c)	175	176,885
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	250	219,901
(1-day SOFR + 1.14%), 4.69%, 10/23/30(c)	185	184,123
(1-day SOFR + 1.19%), 5.07%, 01/21/37(c)	450	439,358
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	270	271,582
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	327	289,007
Security	Par (000)	Value
Financial Services (continued)
Goldman Sachs Group, Inc. (continued)
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	$274	$ 243,847
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	205	210,090
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	300	269,427
(1-day SOFR + 1.31%), 5.43%, 06/03/37(c)	230	230,790
(1-day SOFR + 1.32%), 5.54%, 01/21/47(c)	250	241,809
(1-day SOFR + 1.33%), 4.94%, 10/21/36(c)	350	339,870
(1-day SOFR + 1.34%), 5.09%, 04/20/34(c)	350	348,596
(1-day SOFR + 1.38%), 5.54%, 01/28/36(c)	375	380,843
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	341	308,857
(1-day SOFR + 1.42%), 5.02%, 10/23/35(c)	390	383,084
(1-day SOFR + 1.47%), 2.91%, 07/21/42(c)	125	90,434
(1-day SOFR + 1.51%), 3.21%, 04/22/42(c)	221	166,958
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	115	119,250
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	420	421,425
(1-day SOFR + 1.58%), 5.22%, 04/23/31(c)	250	252,492
(1-day SOFR + 1.58%), 5.56%, 11/19/45(c)	300	291,540
(1-day SOFR + 1.63%), 3.44%, 02/24/43(c)	166	126,988
(1-day SOFR + 1.70%), 5.73%, 01/28/56(c)	280	275,462
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	250	249,762
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	250	259,327
(1-day SOFR + 1.95%), 6.56%, 10/24/34(a)(c)	150	162,280
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	241	237,214
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	321	318,212
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(c)	241	211,465
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(c)	146	132,031
(5-year CMT + 1.18%), 5.39%, 02/02/41(c)	250	243,530
Hercules Capital, Inc., 6.00%, 06/16/30(a)	75	74,872
HSBC Holdings PLC
4.95%, 03/31/30	400	403,606
6.50%, 05/02/36	147	155,945
6.50%, 09/15/37	200	216,204
6.80%, 06/01/38(a)	100	109,351
6.10%, 01/14/42(a)	71	75,801
5.25%, 03/14/44(a)	232	219,398
(1-day SOFR + 0.94%), 4.71%, 05/12/30(c)	200	199,150
(1-day SOFR + 0.99%), 4.40%, 03/10/30(a)(c)	200	197,879
(1-day SOFR + 1.03%), 4.90%, 03/03/29(c)	200	200,760
(1-day SOFR + 1.04%), 5.13%, 11/19/28(c)	200	201,323
(1-day SOFR + 1.19%), 4.62%, 11/06/31(c)	200	197,159
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	400	361,528
(1-day SOFR + 1.21%), 4.68%, 03/10/32(c)	200	197,250
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	200	189,645
(1-day SOFR + 1.29%), 5.29%, 11/19/30(c)	200	202,545
(1-day SOFR + 1.29%), 5.13%, 03/03/31(c)	200	201,199
(1-day SOFR + 1.32%), 5.21%, 05/12/34(c)	200	199,287
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	200	179,547
(1-day SOFR + 1.43%), 5.13%, 11/06/36(c)	400	393,689
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	200	203,558
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	200	206,241
(1-day SOFR + 1.55%), 5.28%, 03/10/37(c)	200	197,674
(1-day SOFR + 1.56%), 5.45%, 03/03/36(c)	400	402,493
(1-day SOFR + 1.57%), 5.24%, 05/13/31(c)	200	202,189
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	200	193,795
(1-day SOFR + 1.78%), 5.72%, 03/04/35(c)	200	205,360
(1-day SOFR + 1.88%), 5.79%, 05/13/36(c)	400	412,379
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	200	181,014
(1-day SOFR + 1.96%), 5.74%, 09/10/36(c)	200	201,445
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	200	204,715
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
HSBC Holdings PLC (continued)
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	$349	$ 323,311
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	300	317,714
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	285	277,811
(1-day SOFR + 2.61%), 5.21%, 08/11/28(a)(c)	200	201,374
(1-day SOFR + 2.65%), 6.33%, 03/09/44(c)	225	240,838
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	200	212,507
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	200	222,412
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	300	344,569
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	400	398,819
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	261	254,645
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	215	222,621
Intercontinental Exchange, Inc.
3.10%, 09/15/27(a)	100	98,564
4.00%, 09/15/27	150	149,235
3.63%, 09/01/28(a)	100	98,123
3.75%, 09/21/28	100	98,152
3.95%, 12/01/28(a)	30	29,596
4.35%, 06/15/29	150	148,738
2.10%, 06/15/30	133	120,659
4.20%, 03/15/31	80	78,472
5.25%, 06/15/31(a)	50	51,029
1.85%, 09/15/32	158	133,010
4.60%, 03/15/33(a)	212	207,729
2.65%, 09/15/40	171	123,833
4.25%, 09/21/48	107	88,115
3.00%, 06/15/50(a)	126	82,012
4.95%, 06/15/52(a)	124	111,711
3.00%, 09/15/60	145	85,010
5.20%, 06/15/62	130	117,691
JPMorgan Chase & Co.
4.25%, 10/01/27	87	86,900
3.63%, 12/01/27	171	169,041
6.40%, 05/15/38	239	262,343
5.50%, 10/15/40(a)	66	67,251
5.60%, 07/15/41	146	148,495
5.40%, 01/06/42	121	120,474
5.63%, 08/16/43(a)	137	138,525
4.85%, 02/01/44(a)	124	114,495
4.95%, 06/01/45	214	197,368
(1-day SOFR + 0.80%), 4.92%, 01/24/29(c)	160	160,776
(1-day SOFR + 0.82%), 4.41%, 04/23/30(c)	350	347,023
(1-day SOFR + 0.84%), 4.35%, 01/22/32(c)	210	205,712
(1-day SOFR + 0.86%), 4.51%, 10/22/28(c)	185	184,945
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	260	261,140
(1-day SOFR + 0.93%), 4.26%, 10/22/31(c)	195	190,632
(1-day SOFR + 0.99%), 4.62%, 04/23/32(c)	350	345,961
(1-day SOFR + 1.01%), 5.14%, 01/24/31(c)	295	298,317
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	240	228,798
(1-day SOFR + 1.04%), 4.60%, 10/22/30(c)	300	298,657
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	341	300,162
(1-day SOFR + 1.07%), 4.90%, 01/22/37(c)	290	282,397
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	450	453,047
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	450	459,857
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	426	378,856
(1-day SOFR + 1.19%), 4.81%, 10/22/36(c)	380	369,452
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	403	364,856
(1-day SOFR + 1.26%), 5.15%, 04/23/37(c)	135	134,028
(1-day SOFR + 1.30%), 5.19%, 02/05/37(c)	175	172,114
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	225	226,524
(1-day SOFR + 1.32%), 5.50%, 01/24/36(c)	285	291,264
Security	Par (000)	Value
Financial Services (continued)
JPMorgan Chase & Co. (continued)
(1-day SOFR + 1.34%), 4.95%, 10/22/35(c)	$365	$ 360,155
(1-day SOFR + 1.44%), 5.10%, 04/22/31(c)	205	207,315
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	235	238,060
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	400	404,152
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	165	171,619
(1-day SOFR + 1.55%), 5.53%, 11/29/45(c)	230	227,967
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	285	293,678
(1-day SOFR + 1.58%), 3.33%, 04/22/52(c)	300	207,650
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	355	360,300
(1-day SOFR + 1.64%), 5.58%, 07/23/36(c)	485	492,368
(1-day SOFR + 1.68%), 5.57%, 04/22/36(c)	405	416,355
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	200	199,249
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	367	361,357
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	355	379,956
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	545	554,147
(1-day SOFR + 1.99%), 4.85%, 07/25/28(a)(c)	600	601,743
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	475	437,860
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	645	644,231
(1-day SOFR + 2.44%), 3.11%, 04/22/51(c)	191	127,820
(1-day SOFR + 2.58%), 5.72%, 09/14/33(c)	200	206,412
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(c)	121	106,579
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	471	463,204
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	450	405,561
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	481	475,749
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(a)(c)	221	214,929
(3-mo. CME Term SOFR + 1.46%), 3.16%, 04/22/42(c)	242	184,052
(3-mo. CME Term SOFR + 1.48%), 3.90%, 01/23/49(c)	150	116,885
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(a)(c)	300	281,769
(3-mo. CME Term SOFR + 1.51%), 2.53%, 11/19/41(c)	157	111,324
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	202	200,271
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(a)(c)	377	374,863
(3-mo. CME Term SOFR + 1.62%), 3.88%, 07/24/38(c)	321	283,686
(3-mo. CME Term SOFR + 1.64%), 3.96%, 11/15/48(c)	277	217,793
(3-mo. CME Term SOFR + 1.72%), 4.03%, 07/24/48(c)	137	109,246
(3-mo. CME Term SOFR + 1.84%), 4.26%, 02/22/48(c)	171	141,438
(3-mo. CME Term SOFR + 2.46%), 3.11%, 04/22/41(c)	189	145,782
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	341	318,384
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	241	238,880
KKR & Co., Inc., 5.10%, 08/07/35(a)	100	96,738
Lloyds Banking Group PLC
5.30%, 12/01/45(a)	200	187,784
4.34%, 01/09/48	249	204,037
(1-year CMT + 0.82%), 4.43%, 11/04/31(a)(c)	200	196,377
(1-year CMT + 0.83%), 4.82%, 06/13/29(c)	200	200,273

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Lloyds Banking Group PLC (continued)
(1-year CMT + 0.85%), 5.09%, 11/26/28(c)	$200	$ 201,372
(1-year CMT + 0.97%), 4.94%, 11/04/36(c)	200	194,096
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	200	205,303
(1-year CMT + 1.20%), 5.59%, 11/26/35(a)(c)	200	204,077
(1-year CMT + 1.70%), 5.87%, 03/06/29(a)(c)	200	203,855
(1-year CMT + 1.75%), 5.68%, 01/05/35(c)	200	205,516
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	200	199,164
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	225	255,089
(3-mo. SOFR US + 1.47%), 3.57%, 11/07/28(c)	200	197,380
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	111	109,856
3.96%, 03/02/28(a)	151	149,904
3.74%, 03/07/29(a)	141	138,195
3.20%, 07/18/29	200	191,385
2.56%, 02/25/30	349	323,396
4.29%, 07/26/38(a)	87	81,021
4.15%, 03/07/39(a)	60	53,906
3.75%, 07/18/39(a)	200	169,898
(1-year CMT + 0.78%), 5.20%, 01/16/31(c)	200	202,486
(1-year CMT + 0.80%), 4.53%, 09/12/31(c)	200	197,423
(1-year CMT + 0.80%), 4.51%, 01/14/32(c)	200	196,600
(1-year CMT + 0.90%), 5.06%, 01/14/37(c)	200	196,303
(1-year CMT + 0.93%), 5.19%, 09/12/36(c)	200	198,652
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	200	176,305
(1-year CMT + 0.95%), 5.57%, 01/16/36(c)	200	204,203
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	215	190,395
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	200	202,880
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	200	179,064
(1-year CMT + 1.27%), 5.62%, 04/24/36(c)	200	204,750
(1-year CMT + 1.55%), 4.32%, 04/19/33(c)	200	192,819
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	200	201,765
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	200	200,953
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	250	251,161
Mizuho Financial Group, Inc.
2.56%, 09/13/31	200	176,739
(1-year CMT + 0.92%), 4.71%, 07/08/31(c)	200	198,773
(1-year CMT + 1.07%), 5.32%, 07/08/36(a)(c)	200	200,553
(1-year CMT + 1.25%), 3.26%, 05/22/30(a)(c)	380	365,211
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	200	205,134
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	200	204,336
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	200	207,103
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	220	222,303
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	320	331,131
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(c)	200	198,293
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(c)	200	177,984
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(c)	200	180,473
Morgan Stanley
3.59%, 07/22/28(c)	384	379,797
7.25%, 04/01/32	50	56,361
3.97%, 07/22/38(c)	146	128,051
6.38%, 07/24/42	181	196,846
4.30%, 01/27/45	221	186,281
4.38%, 01/22/47	207	172,879
(1-day SOFR + 0.80%), 4.24%, 01/09/30(c)	250	246,735
(1-day SOFR + 0.95%), 4.49%, 01/16/32(c)	395	387,322
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	300	260,836
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	338	294,032
(1-day SOFR + 1.10%), 4.65%, 10/18/30(c)	325	323,248
(1-day SOFR + 1.11%), 5.23%, 01/15/31(c)	315	318,553
Security	Par (000)	Value
Financial Services (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	$441	$ 409,520
(1-day SOFR + 1.18%), 2.24%, 07/21/32(c)	437	383,363
(1-day SOFR + 1.18%), 5.07%, 01/30/37(c)	300	293,379
(1-day SOFR + 1.20%), 4.71%, 03/12/32(c)	350	345,675
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	231	204,208
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	225	226,569
(1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(c)	390	398,389
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	343	308,423
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	359	311,428
(1-day SOFR + 1.38%), 4.99%, 04/12/29(c)	225	226,223
(1-day SOFR + 1.42%), 5.59%, 01/18/36(c)	360	367,589
(1-day SOFR + 1.43%), 2.80%, 01/25/52(a)(c)	171	106,211
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	250	252,253
(1-day SOFR + 1.49%), 3.22%, 04/22/42(c)	185	141,260
(1-day SOFR + 1.51%), 5.19%, 04/17/31(c)	350	353,687
(1-day SOFR + 1.56%), 5.32%, 07/19/35(c)	375	376,806
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	335	347,550
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	305	307,404
(1-day SOFR + 1.63%), 5.45%, 07/20/29(a)(c)	240	243,177
(1-day SOFR + 1.71%), 5.52%, 11/19/55(c)	245	236,617
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	295	296,792
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	300	304,555
(1-day SOFR + 1.76%), 5.66%, 04/17/36(c)	340	349,041
(1-day SOFR + 1.78%), 5.90%, 03/13/47(c)	200	202,137
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	280	289,865
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	405	407,550
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	340	345,274
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	230	249,588
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	220	218,329
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	200	204,253
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	300	319,827
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	234	233,041
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	350	335,184
(1-day SOFR + 4.84%), 5.60%, 03/24/51(a)(c)	171	167,657
(1-day SOFR Index + 0.96%), 4.56%, 04/10/30(c)	300	298,097
(1-day SOFR Index + 1.18%), 4.81%, 04/16/32(c)	210	208,368
(1-day SOFR Index + 1.41%), 5.30%, 04/10/37(c)	110	109,453
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	410	404,427
(3-mo. CME Term SOFR + 1.69%), 4.46%, 04/22/39(a)(c)	161	148,388
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	280	277,442
(5-year CMT + 1.17%), 5.31%, 01/18/41(c)	140	136,441
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	100	103,126
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	190	195,486
Series I, (1-day SOFR + 0.91%), 4.13%, 10/18/29(c)	175	172,611
Series I, (1-day SOFR + 1.07%), 4.36%, 10/22/31(c)	305	298,209
Series I, (1-day SOFR + 1.31%), 4.89%, 10/22/36(c)	385	372,853
Nasdaq, Inc.
5.35%, 06/28/28	79	80,050
1.65%, 01/15/31	57	50,068
5.55%, 02/15/34	243	249,981
3.25%, 04/28/50(a)	70	47,545
3.95%, 03/07/52	50	37,564
5.95%, 08/15/53	50	50,604
6.10%, 06/28/63	100	101,521
NatWest Group PLC(c)
(1-year CMT + 1.05%), 5.12%, 05/23/31	200	201,170
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
NatWest Group PLC(c) (continued)
(1-year CMT + 1.22%), 4.96%, 08/15/30	$200	$ 200,593
(1-year CMT + 1.50%), 5.78%, 03/01/35	200	207,396
(1-year CMT + 2.10%), 6.02%, 03/02/34	200	210,145
(3-mo. SOFR US + 2.17%), 5.08%, 01/27/30	450	452,933
(5-year CMT + 2.35%), 3.03%, 11/28/35	300	275,138
ORIX Corp.
5.00%, 09/13/27	100	100,589
4.65%, 09/10/29	25	25,009
4.45%, 09/09/30	50	49,234
2.25%, 03/09/31	87	77,405
4.00%, 04/13/32	67	63,951
5.20%, 09/13/32(a)	100	101,259
5.40%, 02/25/35	50	50,586
Radian Group, Inc., 6.20%, 05/15/29	50	51,631
Sumisho Air Lease Corp.
3.63%, 12/01/27	70	69,022
5.30%, 02/01/28(a)	200	201,720
4.40%, 03/24/28(a)(b)	100	99,460
2.10%, 09/01/28	87	82,132
5.10%, 03/01/29	50	50,318
4.50%, 03/24/29(b)	100	99,152
3.25%, 10/01/29	87	82,752
3.00%, 02/01/30	71	66,451
4.85%, 03/24/31(a)(b)	100	98,957
5.20%, 07/15/31	50	50,244
2.88%, 01/15/32(a)	200	178,849
5.50%, 03/24/36(b)	100	99,614
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27(a)	246	243,750
3.35%, 10/18/27	112	110,462
5.52%, 01/13/28	200	202,915
3.54%, 01/17/28(a)	100	98,581
3.94%, 07/19/28	75	74,162
5.72%, 09/14/28(a)	200	204,381
1.90%, 09/17/28	218	205,632
4.31%, 10/16/28(a)	100	99,402
4.11%, 01/15/29	200	197,539
5.32%, 07/09/29(a)	200	203,271
3.04%, 07/16/29(a)	300	285,418
2.72%, 09/27/29	222	208,528
5.71%, 01/13/30	200	205,844
2.75%, 01/15/30	200	186,502
2.13%, 07/08/30	200	180,469
2.22%, 09/17/31	265	232,000
5.77%, 01/13/33	300	312,203
5.81%, 09/14/33	200	208,629
5.56%, 07/09/34	200	204,967
5.63%, 01/15/35(a)	200	206,338
2.93%, 09/17/41	95	68,870
6.18%, 07/13/43(a)	100	105,987
5.84%, 07/09/44	100	100,314
(1-day SOFR + 1.02%), 4.49%, 01/15/32(c)	200	196,314
(1-day SOFR + 1.22%), 5.05%, 01/15/37(c)	200	196,382
(1-day SOFR + 1.50%), 5.25%, 07/08/36(c)	200	200,145
(1-day SOFR + 1.78%), 5.80%, 07/08/46(c)	100	98,440
(5-year CMT + 1.30%), 5.33%, 03/03/41(c)	50	48,681
UBS AG
5.00%, 07/09/27	250	251,887
(1-day SOFR + 0.81%), 4.30%, 03/16/29(c)	250	248,981
Security	Par (000)	Value
Financial Services (continued)
UBS AG (continued)
(1-day SOFR + 1.11%), 4.63%, 02/16/32(c)	$250	$ 248,052
UBS Group AG, 4.88%, 05/15/45	268	243,613
		120,959,532
Food Products — 0.3%
Archer-Daniels-Midland Co.
3.25%, 03/27/30	150	143,078
2.90%, 03/01/32(a)	67	60,959
4.50%, 08/15/33(a)	50	49,244
4.54%, 03/26/42(a)	37	33,198
4.02%, 04/16/43	66	54,626
3.75%, 09/15/47	71	54,208
4.50%, 03/15/49	100	85,485
Bunge Ltd. Finance Corp.
3.75%, 09/25/27(a)	171	169,528
4.10%, 01/07/28(a)	25	24,857
4.20%, 09/17/29	100	98,806
4.55%, 08/04/30	50	49,622
3.20%, 04/21/31	100	93,302
2.75%, 05/14/31	121	110,431
4.80%, 03/19/33(a)	50	49,421
4.65%, 09/17/34	85	82,059
5.15%, 08/04/35	50	49,681
5.15%, 03/19/36(a)	50	49,664
Campbell’s Co., 4.55%, 03/21/31	50	48,660
Conagra Brands, Inc.
1.38%, 11/01/27	102	97,692
4.85%, 11/01/28	150	150,252
5.00%, 08/01/30(a)	50	49,942
5.75%, 08/01/35(a)	50	50,511
5.30%, 11/01/38	121	114,666
5.40%, 11/01/48(a)	112	98,638
Flowers Foods, Inc.
2.40%, 03/15/31	60	52,059
5.75%, 03/15/35(a)	50	48,642
6.20%, 03/15/55	50	42,864
General Mills, Inc.
4.20%, 04/17/28	71	70,545
5.50%, 10/17/28	55	56,104
4.88%, 01/30/30(a)	50	50,275
2.88%, 04/15/30	171	160,159
2.25%, 10/14/31	121	106,612
4.95%, 03/29/33(a)	80	79,415
5.25%, 01/30/35(a)	100	100,265
5.40%, 06/15/40	50	48,822
3.00%, 02/01/51	130	82,116
Hershey Co.
4.55%, 02/24/28	50	50,158
2.45%, 11/15/29	87	81,482
4.75%, 02/24/30	50	50,446
1.70%, 06/01/30	50	44,919
4.95%, 02/24/32	50	50,689
4.50%, 05/04/33	50	49,526
5.10%, 02/24/35	50	50,840
3.13%, 11/15/49	87	59,056
Hormel Foods Corp.
1.70%, 06/03/28	73	69,354
1.80%, 06/11/30	100	89,883
3.05%, 06/03/51	87	56,911
Ingredion, Inc.
2.90%, 06/01/30	50	46,740
3.90%, 06/01/50	87	65,021

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
J.M. Smucker Co.
3.38%, 12/15/27	$100	$ 98,544
5.90%, 11/15/28	75	77,205
2.38%, 03/15/30	50	46,140
2.13%, 03/15/32	50	43,079
6.20%, 11/15/33	75	79,979
4.25%, 03/15/35	87	80,963
6.50%, 11/15/43(a)	40	43,044
4.38%, 03/15/45	87	73,336
6.50%, 11/15/53(a)	125	136,287
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29	50	47,972
3.75%, 12/01/31	50	46,665
3.63%, 01/15/32	175	162,063
3.00%, 05/15/32	125	111,093
5.75%, 04/01/33	146	149,893
6.75%, 03/15/34(a)	23	25,096
5.95%, 04/20/35	75	77,337
5.50%, 01/15/36	100	99,855
5.63%, 03/10/37(b)	75	74,687
4.38%, 02/02/52(a)	100	75,453
6.50%, 12/01/52	250	253,803
7.25%, 11/15/53	50	54,779
6.38%, 02/25/55	50	50,083
6.25%, 03/01/56	150	146,932
6.40%, 05/10/57(a)(b)	75	74,818
6.38%, 04/15/66	150	147,226
Kellanova
4.30%, 05/15/28	171	170,641
2.10%, 06/01/30	141	128,417
5.25%, 03/01/33	30	30,561
4.50%, 04/01/46(a)	62	53,308
5.75%, 05/16/54(a)	25	24,752
Kraft Heinz Foods Co.
4.63%, 01/30/29	87	87,021
3.75%, 04/01/30(a)	79	76,384
4.25%, 03/01/31(a)	87	84,948
5.20%, 03/15/32(a)	50	50,655
6.75%, 03/15/32	70	76,087
5.40%, 03/15/35(a)	50	50,324
5.00%, 07/15/35	79	76,971
6.88%, 01/26/39	87	95,345
4.63%, 10/01/39	45	40,138
6.50%, 02/09/40	79	83,410
5.00%, 06/04/42	163	146,043
5.20%, 07/15/45	97	86,524
4.38%, 06/01/46	75	59,998
4.88%, 10/01/49	163	136,665
5.50%, 06/01/50	87	79,340
McCormick & Co., Inc.
3.40%, 08/15/27	100	98,859
4.15%, 02/15/29	25	24,729
2.50%, 04/15/30	50	46,277
1.85%, 02/15/31(a)	71	62,613
4.95%, 04/15/33	50	49,858
4.70%, 10/15/34(a)	75	72,608
4.20%, 08/15/47(a)	50	39,722
Mondelez International, Inc.
4.25%, 05/06/28	100	99,579
4.75%, 02/20/29	50	50,265
2.75%, 04/13/30	110	102,821
Security	Par (000)	Value
Food Products (continued)
Mondelez International, Inc. (continued)
4.50%, 05/06/30	$25	$ 24,861
1.50%, 02/04/31	50	43,546
1.88%, 10/15/32(a)	87	74,377
4.75%, 08/28/34(a)	50	49,094
5.13%, 05/06/35	25	25,069
2.63%, 09/04/50(a)	170	102,765
The Campbell’s Co.
4.15%, 03/15/28	150	148,605
5.20%, 03/21/29(a)	50	50,456
2.38%, 04/24/30	50	45,342
5.40%, 03/21/34(a)	110	108,360
4.75%, 03/23/35(a)	100	93,339
4.80%, 03/15/48(a)	130	106,560
5.25%, 10/13/54(a)	25	21,159
Tyson Foods, Inc.
4.35%, 03/01/29	100	99,182
5.40%, 03/15/29	50	50,940
5.70%, 03/15/34(a)	50	51,444
4.88%, 08/15/34(a)	70	68,207
4.95%, 02/20/36	50	48,570
5.15%, 08/15/44	87	80,251
4.55%, 06/02/47(a)	87	73,266
5.10%, 09/28/48(a)	150	135,108
		9,593,129
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
5.05%, 03/01/41	100	96,767
5.40%, 06/01/41	50	50,094
4.95%, 09/15/41	35	33,576
4.40%, 03/15/42	53	47,077
4.38%, 09/01/42	87	76,706
4.45%, 03/15/43	70	62,065
5.15%, 09/01/43(a)	87	83,587
4.90%, 04/01/44	87	80,684
4.55%, 09/01/44	87	76,994
4.15%, 04/01/45	137	113,723
4.70%, 09/01/45	87	77,687
3.90%, 08/01/46	141	111,306
4.13%, 06/15/47	87	70,944
4.05%, 06/15/48	60	47,907
4.15%, 12/15/48	87	70,422
3.55%, 02/15/50	100	72,689
3.05%, 02/15/51	71	46,392
3.30%, 09/15/51	96	65,687
2.88%, 06/15/52	100	62,435
4.45%, 01/15/53	125	103,942
5.20%, 04/15/54	170	158,242
5.50%, 03/15/55	170	165,077
5.55%, 03/15/56(a)	75	73,452
5.80%, 03/15/56	100	101,224
Canadian National Railway Co.
4.20%, 03/12/31	25	24,494
3.85%, 08/05/32(a)	100	95,165
4.38%, 09/18/34(a)	100	96,615
4.75%, 11/12/35	50	48,944
4.95%, 05/12/36	25	24,851
6.20%, 06/01/36(a)	50	54,290
3.20%, 08/02/46	140	99,877
3.65%, 02/03/48	57	43,037
4.45%, 01/20/49	75	63,735
2.45%, 05/01/50	81	47,916
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
Canadian National Railway Co. (continued)
4.40%, 08/05/52(a)	$80	$ 67,151
6.13%, 11/01/53(a)	50	53,308
Canadian Pacific Railway Co.
4.00%, 03/15/29	50	49,261
2.88%, 11/15/29	63	59,727
4.80%, 03/30/30	75	75,376
7.13%, 10/15/31	87	96,235
2.45%, 12/02/31	119	105,839
5.20%, 03/30/35(a)	75	75,826
4.80%, 09/15/35	87	85,455
3.00%, 12/02/41	73	54,181
4.80%, 08/01/45	91	81,904
4.95%, 08/15/45	50	45,932
4.70%, 05/01/48	87	76,314
3.50%, 05/01/50	87	61,887
3.10%, 12/02/51	153	99,908
5.50%, 03/15/56	50	48,254
4.20%, 11/15/69(a)	78	58,406
6.13%, 09/15/2115(a)	87	90,383
CSX Corp.
3.80%, 03/01/28	227	224,648
4.25%, 03/15/29	150	148,894
2.40%, 02/15/30(a)	87	80,792
4.10%, 11/15/32(a)	100	96,813
5.20%, 11/15/33(a)	50	51,043
5.05%, 06/15/35(a)	100	100,206
6.22%, 04/30/40	100	108,064
4.75%, 05/30/42	89	81,977
4.10%, 03/15/44	100	83,350
3.80%, 11/01/46	50	38,967
4.30%, 03/01/48	80	66,331
4.75%, 11/15/48	100	88,463
3.35%, 09/15/49	75	52,581
3.80%, 04/15/50	96	72,937
3.95%, 05/01/50	79	61,377
2.50%, 05/15/51(a)	75	44,177
4.50%, 11/15/52(a)	100	84,151
4.50%, 08/01/54	87	72,665
4.90%, 03/15/55(a)	50	44,615
4.25%, 11/01/66	75	57,367
4.65%, 03/01/68	87	71,612
JB Hunt Transport Services, Inc., 4.90%, 03/15/30	100	100,569
Norfolk Southern Corp.
2.55%, 11/01/29	58	54,336
5.05%, 08/01/30	75	76,173
3.00%, 03/15/32	81	74,127
4.45%, 03/01/33	50	49,007
5.55%, 03/15/34	50	51,782
5.10%, 05/01/35	65	65,354
4.84%, 10/01/41(a)	100	93,039
3.95%, 10/01/42	74	61,029
4.45%, 06/15/45	87	74,892
3.94%, 11/01/47	80	62,474
4.15%, 02/28/48	87	70,164
3.40%, 11/01/49	59	41,434
3.05%, 05/15/50	55	35,903
2.90%, 08/25/51	74	46,185
4.05%, 08/15/52	50	38,429
3.70%, 03/15/53	78	56,180
4.55%, 06/01/53	40	33,486
5.35%, 08/01/54(a)	90	84,968
Security	Par (000)	Value
Ground Transportation (continued)
Norfolk Southern Corp. (continued)
3.16%, 05/15/55	$171	$ 109,488
5.95%, 03/15/64	75	75,976
5.10%, 08/01/2118	50	43,670
4.10%, 05/15/2121	50	34,999
Union Pacific Corp.
3.95%, 09/10/28	71	70,329
3.70%, 03/01/29	71	69,706
2.40%, 02/05/30	100	92,984
2.38%, 05/20/31	121	109,262
2.80%, 02/14/32	64	58,283
4.50%, 01/20/33(a)	100	99,119
3.38%, 02/01/35	87	77,394
5.10%, 02/20/35(a)	75	76,083
3.60%, 09/15/37(a)	64	56,073
3.20%, 05/20/41	75	58,445
3.38%, 02/14/42	82	64,482
4.05%, 11/15/45	87	70,875
4.05%, 03/01/46	74	60,079
4.50%, 09/10/48	87	74,038
4.30%, 03/01/49	75	61,901
3.25%, 02/05/50	139	95,594
3.80%, 10/01/51	87	65,456
2.95%, 03/10/52	59	37,578
4.95%, 09/09/52(a)	50	45,466
3.50%, 02/14/53	139	97,979
4.95%, 05/15/53	100	90,035
5.60%, 12/01/54(a)	125	123,974
3.88%, 02/01/55	50	37,404
3.95%, 08/15/59	135	100,027
3.84%, 03/20/60	249	179,488
3.55%, 05/20/61	100	67,690
2.97%, 09/16/62	200	117,317
3.80%, 04/06/71	141	96,933
3.85%, 02/14/72(a)	69	48,294
		9,299,932
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories
1.15%, 01/30/28(a)	92	87,733
3.70%, 03/09/29	300	294,255
1.40%, 06/30/30	79	70,205
4.00%, 03/15/31	200	194,910
4.30%, 03/15/33	250	242,490
4.65%, 03/15/36	350	339,825
4.75%, 11/30/36	134	130,777
4.75%, 03/15/38	200	192,643
5.30%, 05/27/40	87	87,556
4.75%, 04/15/43	87	79,925
4.90%, 11/30/46	300	275,860
5.50%, 03/15/56	350	342,775
5.60%, 03/15/66(a)	150	146,984
Agilent Technologies, Inc.
4.20%, 09/09/27	175	174,545
2.75%, 09/15/29(a)	61	57,631
2.10%, 06/04/30	50	45,302
2.30%, 03/12/31(a)	118	106,000
4.90%, 01/15/32(b)	50	50,046
4.75%, 09/09/34	50	49,211
Augusta SpinCo Corp.
4.40%, 03/23/29	75	74,472
4.66%, 03/23/31	75	74,428
4.95%, 03/23/33	75	74,540

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Augusta SpinCo Corp. (continued)
5.25%, 03/23/36(a)	$75	$ 75,056
Baxter International, Inc.
2.27%, 12/01/28	109	102,649
3.95%, 04/01/30(a)	87	84,058
4.90%, 12/15/30	95	94,298
1.73%, 04/01/31	50	42,558
2.54%, 02/01/32	150	129,120
5.65%, 12/15/35	100	99,192
3.50%, 08/15/46	87	59,156
3.13%, 12/01/51(a)	79	47,261
Boston Scientific Corp.
4.00%, 03/01/28(a)	25	24,856
2.65%, 06/01/30	121	112,335
4.55%, 03/01/39	130	121,708
4.70%, 03/01/49(a)	93	82,944
Danaher Corp.
4.38%, 09/15/45	75	64,432
2.60%, 10/01/50(a)	87	52,592
2.80%, 12/10/51(a)	140	87,566
Dentsply Sirona, Inc., 3.25%, 06/01/30(a)	100	92,517
DH Europe Finance II SARL
2.60%, 11/15/29(a)	79	74,073
3.25%, 11/15/39	71	57,014
3.40%, 11/15/49	117	83,202
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	400	405,760
4.15%, 12/15/28(a)	50	49,555
4.80%, 08/14/29	120	120,627
5.86%, 03/15/30	100	103,614
4.80%, 01/15/31	75	75,078
5.91%, 11/22/32	200	210,388
5.50%, 06/15/35	100	101,648
4.95%, 12/15/35(a)	35	34,160
6.38%, 11/22/52	100	106,350
Koninklijke Philips NV, 5.00%, 03/15/42	87	79,641
Medtronic Global Holdings SCA(a)
4.25%, 03/30/28	85	84,802
4.50%, 03/30/33	70	68,622
Medtronic, Inc.
4.38%, 03/15/35	362	347,842
4.00%, 04/01/43	50	41,786
4.63%, 03/15/45(a)	150	134,351
Revvity, Inc.
1.90%, 09/15/28(a)	90	84,736
3.30%, 09/15/29	80	76,413
2.55%, 03/15/31(a)	50	44,995
2.25%, 09/15/31	69	60,826
3.63%, 03/15/51	50	35,242
Smith & Nephew PLC, 2.03%, 10/14/30	125	111,057
Solventum Corp.
5.40%, 03/01/29	73	74,264
5.45%, 03/13/31	125	127,959
5.60%, 03/23/34(a)	145	148,399
5.90%, 04/30/54(a)	150	148,460
STERIS Irish FinCo UnLtd Co., 3.75%, 03/15/51	150	107,331
Stryker Corp.
4.70%, 02/10/28	75	75,201
3.65%, 03/07/28	50	49,300
4.85%, 12/08/28(a)	50	50,333
4.25%, 09/11/29	75	74,357
4.85%, 02/10/30	75	75,565
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Stryker Corp. (continued)
1.95%, 06/15/30	$100	$ 90,541
4.63%, 09/11/34	150	146,469
5.20%, 02/10/35(a)	125	126,353
4.63%, 03/15/46(a)	164	144,480
2.90%, 06/15/50(a)	87	56,562
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27(a)	65	65,405
1.75%, 10/15/28(a)	67	63,086
5.00%, 01/31/29(a)	100	101,324
2.60%, 10/01/29	168	158,249
4.98%, 08/10/30	65	65,991
4.20%, 03/01/31	45	44,164
2.00%, 10/15/31	137	120,422
4.47%, 10/07/32	50	49,205
4.95%, 11/21/32	95	96,006
4.55%, 06/15/33	65	63,858
5.09%, 08/10/33	80	81,018
5.20%, 01/31/34	100	101,866
4.79%, 10/07/35	100	98,232
4.90%, 02/12/36(a)	60	59,294
4.89%, 10/07/37(a)	50	49,158
2.80%, 10/15/41	143	104,519
5.40%, 08/10/43	40	39,544
5.30%, 02/01/44	50	48,660
5.55%, 02/12/46	25	24,779
4.10%, 08/15/47	87	71,742
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28	50	50,783
5.05%, 02/19/30(a)	25	25,337
2.60%, 11/24/31(a)	139	124,602
5.20%, 09/15/34	100	100,037
5.50%, 02/19/35	25	25,450
4.45%, 08/15/45	87	75,815
		10,560,313
Health Care Providers & Services — 0.8%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	73	44,610
Adventist Health System
5.43%, 03/01/32(a)	50	50,737
5.76%, 12/01/34(a)	75	76,410
3.63%, 03/01/49	70	46,920
Adventist Health System/West, Series 2025, 4.74%, 12/01/30	50	49,536
Advocate Health & Hospitals Corp.
4.27%, 08/15/48	80	65,141
3.39%, 10/15/49	79	56,448
Aetna, Inc.
6.63%, 06/15/36(a)	100	108,916
6.75%, 12/15/37	175	190,705
4.50%, 05/15/42	87	74,946
4.75%, 03/15/44	76	65,312
AHS Hospital Corp., Series 2021, 2.78%, 07/01/51(a)	82	50,846
Allina Health System, Series 2021, 2.90%, 11/15/51(a)	70	43,111
Ascension Health
3.95%, 11/15/46	157	125,949
Series 2025, 4.08%, 11/15/28	25	24,769
Series 2025, 4.29%, 11/15/30	80	78,805
Series 2025, 4.92%, 11/15/35	60	59,258
Series B, 2.53%, 11/15/29	53	49,689
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Ascension Health (continued)
Series B, 3.11%, 11/15/39	$52	$ 41,020
Banner Health
2.91%, 01/01/42	76	54,296
2.91%, 01/01/51	78	47,524
Series 2020, 3.18%, 01/01/50	63	42,171
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	65	46,599
BayCare Health System, Inc., Series 2020, 3.83%, 11/15/50	72	54,980
Baylor Scott & White Holdings
Series 2021, 1.78%, 11/15/30(a)	63	55,888
Series 2021, 2.84%, 11/15/50	203	128,668
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51(a)	86	55,008
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30	70	67,073
Series 2018, 4.30%, 07/01/28(a)	64	63,491
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	80	53,982
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	70	62,452
Children’s Health System of Texas, 2.51%, 08/15/50	71	40,889
Children’s Hospital Corp., Series 2017, 4.12%, 01/01/47	70	57,738
Children’s Hospital Medical Center, Series 2014T, 4.27%, 05/15/44	50	43,122
Children’s Hospital of Philadelphia, Series 2020, 2.70%, 07/01/50	51	31,676
CHRISTUS Health, Series C, 4.34%, 07/01/28	55	54,689
Cigna Group
3.05%, 10/15/27(a)	171	168,030
4.38%, 10/15/28	400	398,343
5.00%, 05/15/29	100	101,224
2.40%, 03/15/30	149	137,638
4.50%, 09/15/30(a)	100	99,374
2.38%, 03/15/31	125	112,529
5.13%, 05/15/31(a)	50	50,837
4.88%, 09/15/32	100	99,789
5.40%, 03/15/33(a)	70	71,770
5.25%, 02/15/34	350	353,731
5.25%, 01/15/36	100	100,256
4.80%, 08/15/38	171	162,058
3.20%, 03/15/40	171	133,513
4.80%, 07/15/46	114	100,258
3.88%, 10/15/47	80	61,462
4.90%, 12/15/48(a)	307	270,298
3.40%, 03/15/50	121	83,727
3.40%, 03/15/51	100	68,919
5.60%, 02/15/54(a)	200	194,024
6.00%, 01/15/56	120	122,227
CommonSpirit Health
3.35%, 10/01/29	194	185,300
4.35%, 09/01/30	40	39,104
2.78%, 10/01/30	78	71,813
5.32%, 12/01/34	145	145,201
4.83%, 09/01/35	100	97,340
5.58%, 09/01/45	65	63,086
4.19%, 10/01/49	71	55,273
6.46%, 11/01/52	69	74,055
5.55%, 12/01/54(a)	100	94,232
5.66%, 09/01/55	75	72,653
Series 2025, 4.98%, 09/01/35	45	43,653
Security	Par (000)	Value
Health Care Providers & Services (continued)
Community Health Network, Inc., Series 2020-A, 3.10%, 05/01/50(a)	$75	$ 47,910
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	85	60,749
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	46	31,965
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	74	57,719
Dignity Health, 5.27%, 11/01/64(a)	74	66,787
Duke University Health System, Inc., Series 2017, 3.92%, 06/01/47	61	48,473
Elevance Health, Inc.
3.65%, 12/01/27(a)	171	169,011
4.10%, 03/01/28(a)	200	198,612
4.00%, 09/15/28	75	74,124
5.15%, 06/15/29	70	70,994
2.88%, 09/15/29	100	94,636
4.75%, 02/15/30(a)	70	70,227
2.25%, 05/15/30	136	124,411
2.55%, 03/15/31	121	109,753
4.95%, 11/01/31	75	75,249
4.10%, 05/15/32(a)	61	58,519
4.60%, 09/15/32	75	73,600
5.50%, 10/15/32	100	102,657
4.75%, 02/15/33	120	118,267
5.38%, 06/15/34	75	76,161
5.20%, 02/15/35	110	110,236
5.00%, 01/15/36	175	171,615
4.63%, 05/15/42	100	88,794
4.65%, 01/15/43	100	88,636
5.10%, 01/15/44	105	97,274
4.65%, 08/15/44	62	53,933
4.38%, 12/01/47	121	99,358
4.55%, 03/01/48	80	67,473
3.70%, 09/15/49	100	72,640
3.13%, 05/15/50	96	62,671
3.60%, 03/15/51	170	120,414
4.55%, 05/15/52	81	66,820
6.10%, 10/15/52	50	51,277
5.13%, 02/15/53	150	134,159
5.65%, 06/15/54	120	115,388
5.70%, 02/15/55(a)	150	145,790
5.70%, 09/15/55(a)	50	48,701
5.85%, 11/01/64(a)	75	73,728
Hackensack Meridian Health, Inc.
Series 2020, 2.68%, 09/01/41	69	49,278
Series 2020, 2.88%, 09/01/50	136	85,950
HCA, Inc.
5.00%, 03/01/28(a)	100	100,555
5.20%, 06/01/28	90	90,884
5.63%, 09/01/28	50	50,775
5.88%, 02/01/29	50	51,147
3.38%, 03/15/29	50	48,318
4.13%, 06/15/29	205	201,838
5.25%, 03/01/30	30	30,417
3.50%, 09/01/30	300	284,591
4.30%, 11/15/30(a)	55	53,799
5.45%, 04/01/31	175	178,808
4.70%, 05/15/31	125	123,839
2.38%, 07/15/31	71	63,014
5.50%, 03/01/32	60	61,305
3.63%, 03/15/32	300	279,258
4.60%, 11/15/32	190	185,054

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
HCA, Inc. (continued)
5.00%, 05/15/33	$125	$ 123,722
5.50%, 06/01/33	80	81,727
5.60%, 04/01/34	75	76,581
5.45%, 09/15/34	160	161,718
5.75%, 03/01/35(a)	150	154,624
4.90%, 11/15/35	135	130,741
5.30%, 05/15/36(a)	125	124,164
5.13%, 06/15/39	171	163,000
4.38%, 03/15/42	50	42,336
5.50%, 06/15/47	121	112,740
5.25%, 06/15/49	164	147,350
3.50%, 07/15/51(a)	155	104,869
4.63%, 03/15/52	200	162,830
5.90%, 06/01/53	125	121,865
6.00%, 04/01/54	160	158,052
5.95%, 09/15/54	120	117,737
6.20%, 03/01/55(a)	100	101,814
5.70%, 11/15/55	65	61,931
6.10%, 04/01/64(a)	100	99,363
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	70	52,628
Humana, Inc.
5.75%, 03/01/28	60	61,015
5.75%, 12/01/28	25	25,543
3.70%, 03/23/29	62	60,415
3.13%, 08/15/29	62	59,194
4.88%, 04/01/30	50	49,945
5.38%, 04/15/31	100	101,350
2.15%, 02/03/32(a)	81	70,370
5.88%, 03/01/33	50	51,570
5.95%, 03/15/34	25	25,879
5.55%, 05/01/35(a)	100	100,138
4.63%, 12/01/42	121	102,473
4.95%, 10/01/44	87	75,897
4.80%, 03/15/47	70	58,242
5.50%, 03/15/53(a)	100	90,618
5.75%, 04/15/54(a)	135	126,615
Icon Investments Six DAC, 5.85%, 05/08/29	200	204,360
Indiana University Health, Inc. Obligated Group, Series 2021, 2.85%, 11/01/51(a)	87	54,010
Inova Health System Foundation, 4.07%, 05/15/52	74	58,319
Integris Baptist Medical Center, Inc., Series A, 3.88%, 08/15/50	66	48,896
IQVIA, Inc.
5.70%, 05/15/28	200	203,199
6.25%, 02/01/29	100	103,311
Johns Hopkins Health System Corp., 3.84%, 05/15/46	62	47,993
Kaiser Foundation Hospitals
4.15%, 05/01/47	191	156,990
Series 2019, 3.27%, 11/01/49	82	56,913
Series 2021, 2.81%, 06/01/41	101	74,429
Series 2021, 3.00%, 06/01/51	116	75,192
Laboratory Corp. of America Holdings
3.60%, 09/01/27	87	86,118
2.95%, 12/01/29	75	70,929
4.35%, 04/01/30	100	98,658
2.70%, 06/01/31	49	44,500
4.55%, 04/01/32(a)	50	49,208
4.80%, 10/01/34	100	97,435
Security	Par (000)	Value
Health Care Providers & Services (continued)
Laboratory Corp. of America Holdings (continued)
4.70%, 02/01/45	$79	$ 70,510
Mass General Brigham, Inc.
Series 2017, 3.77%, 07/01/48	85	64,967
Series 2020, 3.19%, 07/01/49	87	58,007
Series 2020, 3.34%, 07/01/60	71	46,113
Mayo Clinic(a)
Series 2016, 4.13%, 11/15/52	75	60,021
Series 2021, 3.20%, 11/15/61	66	41,966
MedStar Health, Inc., Series 20A, 3.63%, 08/15/49	74	53,085
Memorial Health Services, 3.45%, 11/01/49	62	43,582
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	70	67,049
4.13%, 07/01/52(a)	70	55,867
Methodist Hospital, Series 20A, 2.71%, 12/01/50	77	47,353
Montefiore Obligated Group, 4.29%, 09/01/50	64	43,927
Mount Nittany Medical Center Obligated Group, Series 2022, 3.80%, 11/15/52	57	42,196
MyMichigan Health, Series 2020, 3.41%, 06/01/50(a)	47	32,823
Nationwide Children’s Hospital, Inc., 4.56%, 11/01/52	73	62,239
New York and Presbyterian Hospital
2.26%, 08/01/40	87	60,921
4.02%, 08/01/45	53	43,662
2.61%, 08/01/60	87	47,539
Series 2019, 3.95%, 08/01/2119	72	49,563
Northwell Healthcare, Inc.
3.98%, 11/01/46(a)	70	55,341
4.26%, 11/01/47	70	57,122
3.81%, 11/01/49	57	40,466
Novant Health, Inc.
2.64%, 11/01/36	72	57,204
3.17%, 11/01/51	76	50,168
3.32%, 11/01/61(a)	76	47,619
OhioHealth Corp., 2.83%, 11/15/41	59	43,372
Orlando Health Obligated Group
4.09%, 10/01/48	29	23,248
3.33%, 10/01/50	67	47,089
PeaceHealth Obligated Group
4.34%, 11/15/28	10	9,916
4.86%, 11/15/32	15	14,885
Series 2018, 4.79%, 11/15/48	79	68,422
Series 2020, 3.22%, 11/15/50	73	48,893
Piedmont Healthcare, Inc.
2.86%, 01/01/52	66	41,090
Series 2042, 2.72%, 01/01/42	58	40,945
Presbyterian Healthcare Services, 4.88%, 08/01/52(a)	60	52,497
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32(a)	50	50,939
Series 19A, 2.53%, 10/01/29	82	76,641
Series 21A, 2.70%, 10/01/51	76	44,488
Series A, 3.93%, 10/01/48	77	58,877
Queen’s Health Systems, 4.81%, 07/01/52	67	59,189
Quest Diagnostics, Inc.
4.60%, 12/15/27	225	225,438
4.20%, 06/30/29	87	86,057
4.63%, 12/15/29	50	49,980
2.95%, 06/30/30(a)	75	70,261
2.80%, 06/30/31(a)	71	64,882
5.00%, 12/15/34(a)	100	99,324
5.00%, 06/30/36	50	49,180
4.70%, 03/30/45(a)	87	77,896
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Rady Children’s Hospital-San Diego, Series 21A, 3.15%, 08/15/51	$63	$ 41,783
Seattle Children’s Hospital, Series 2021, 2.72%, 10/01/50(a)	62	38,337
Sentara Health, Series 2021, 2.93%, 11/01/51	71	45,144
Sharp HealthCare, Series 20B, 2.68%, 08/01/50	91	55,433
Stanford Health Care, Series 2018, 3.80%, 11/15/48	64	49,501
Summa Health, 3.51%, 11/15/51(a)	70	50,949
Sutter Health
Series 2018, 4.09%, 08/15/48	80	64,087
Series 2025, 5.21%, 08/15/32	35	35,711
Series 2025, 5.54%, 08/15/35	95	97,852
Series 20A, 2.29%, 08/15/30	66	60,063
Series 20A, 3.16%, 08/15/40	62	48,109
Series 20A, 3.36%, 08/15/50	59	41,344
Texas Health Resources, 2.33%, 11/15/50	58	33,129
Trinity Health Corp.(a)
Series 2019, 3.43%, 12/01/48	73	53,738
Series 2021, 2.63%, 12/01/40	83	60,190
UnitedHealth Group, Inc.
2.95%, 10/15/27	100	98,290
5.25%, 02/15/28(a)	40	40,534
3.85%, 06/15/28	121	119,781
4.40%, 06/15/28	55	54,970
4.25%, 01/15/29	140	139,296
4.70%, 04/15/29	50	50,333
4.00%, 05/15/29(a)	120	118,330
2.88%, 08/15/29	124	118,216
4.80%, 01/15/30	125	125,966
5.30%, 02/15/30	100	102,294
2.00%, 05/15/30(a)	79	71,896
4.65%, 01/15/31	100	100,090
4.90%, 04/15/31	75	75,774
2.30%, 05/15/31	147	131,616
4.95%, 01/15/32	150	151,074
4.20%, 05/15/32(a)	150	145,833
5.35%, 02/15/33	180	184,718
4.50%, 04/15/33	140	136,935
5.00%, 04/15/34	175	174,902
5.15%, 07/15/34	200	201,822
5.30%, 06/15/35(a)	100	101,846
4.63%, 07/15/35	97	93,837
5.80%, 03/15/36	70	73,633
6.88%, 02/15/38	74	84,392
3.50%, 08/15/39	111	91,334
2.75%, 05/15/40	75	55,413
5.95%, 02/15/41	74	76,944
3.05%, 05/15/41	116	87,520
4.63%, 11/15/41	54	48,935
3.95%, 10/15/42	53	43,757
4.25%, 03/15/43	87	73,953
5.50%, 07/15/44(a)	150	146,900
4.75%, 07/15/45	207	183,958
4.20%, 01/15/47	80	65,171
4.25%, 04/15/47	71	58,014
3.75%, 10/15/47	87	65,706
4.25%, 06/15/48	50	40,618
4.45%, 12/15/48	171	142,701
3.70%, 08/15/49	107	78,967
2.90%, 05/15/50	121	77,242
3.25%, 05/15/51	187	125,917
4.75%, 05/15/52	250	214,405
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
5.88%, 02/15/53	$195	$ 196,049
5.05%, 04/15/53	240	215,726
5.38%, 04/15/54	175	164,738
5.63%, 07/15/54	300	293,361
5.95%, 06/15/55(a)	100	103,050
3.88%, 08/15/59	171	122,279
3.13%, 05/15/60	100	60,629
4.95%, 05/15/62	150	128,399
6.05%, 02/15/63(a)	110	112,191
5.20%, 04/15/63	290	259,502
5.50%, 04/15/64	125	116,931
5.75%, 07/15/64	210	205,127
Universal Health Services, Inc.
4.63%, 10/15/29	50	49,354
2.65%, 10/15/30	75	67,443
2.65%, 01/15/32	75	65,482
5.05%, 10/15/34	80	76,639
UPMC, 5.38%, 05/15/43	50	47,896
WakeMed, Series A, 3.29%, 10/01/52	66	43,373
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	60	38,460
Willis-Knighton Medical Center, Series 2018, 4.81%, 09/01/48	80	68,305
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	64	37,397
		26,646,521
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/29	25	23,311
4.70%, 07/01/30(a)	50	49,452
4.90%, 12/15/30(a)	25	24,951
3.38%, 08/15/31	91	83,822
2.00%, 05/18/32	73	61,478
1.88%, 02/01/33	102	83,261
2.95%, 03/15/34	52	44,164
4.75%, 04/15/35	100	95,121
5.50%, 10/01/35(a)	50	50,053
5.25%, 03/15/36(a)	75	73,740
5.25%, 05/15/36(a)	40	39,115
4.85%, 04/15/49	87	74,080
4.00%, 02/01/50	50	37,290
3.55%, 03/15/52(a)	50	34,608
5.15%, 04/15/53	70	61,815
5.63%, 05/15/54(a)	50	47,260
DOC Dr. LLC, 2.63%, 11/01/31	87	77,597
Healthcare Realty Holdings LP
3.75%, 07/01/27	50	49,684
3.10%, 02/15/30	121	113,878
2.00%, 03/15/31	50	43,675
Healthpeak OP LLC
2.13%, 12/01/28	75	70,690
3.50%, 07/15/29	57	55,030
3.00%, 01/15/30	92	86,753
2.88%, 01/15/31	90	82,662
5.25%, 12/15/32	135	136,204
4.75%, 01/15/33	25	24,492
5.38%, 02/15/35(a)	75	75,491
National Health Investors, Inc.
3.00%, 02/01/31	45	40,782
5.35%, 02/01/33	50	49,419

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc.
4.75%, 01/15/28	$87	$ 86,967
3.63%, 10/01/29	104	99,749
5.20%, 07/01/30	25	25,122
3.38%, 02/01/31	100	92,841
3.25%, 04/15/33(a)	71	63,085
Sabra Health Care LP
3.90%, 10/15/29	50	48,494
3.20%, 12/01/31(a)	87	78,891
Ventas Realty LP
4.00%, 03/01/28	257	254,442
4.40%, 01/15/29	100	99,270
3.00%, 01/15/30	50	47,167
4.75%, 11/15/30	50	49,780
2.50%, 09/01/31	71	63,162
5.10%, 07/15/32	50	50,320
5.63%, 07/01/34	25	25,673
5.00%, 01/15/35	50	49,286
5.00%, 02/15/36(a)	35	34,335
5.70%, 09/30/43	100	99,607
Welltower OP LLC
2.05%, 01/15/29	108	101,671
4.13%, 03/15/29	121	119,567
3.10%, 01/15/30	121	114,987
4.50%, 07/01/30	75	74,618
2.75%, 01/15/31	50	46,011
2.80%, 06/01/31	100	91,722
2.75%, 01/15/32	87	78,465
3.85%, 06/15/32(a)	79	75,107
5.13%, 07/01/35	75	75,285
4.95%, 09/01/48	100	92,309
		3,927,811
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts LP
4.25%, 12/15/28	50	49,467
5.70%, 06/15/32	25	25,732
5.70%, 07/01/34	75	76,620
5.50%, 04/15/35	75	75,259
Series H, 3.38%, 12/15/29	71	67,700
Series I, 3.50%, 09/15/30	100	94,573
Series J, 2.90%, 12/15/31	71	63,590
		452,941
Hotels, Restaurants & Leisure — 0.2%
Airbnb, Inc.
4.40%, 03/16/29	75	74,594
4.65%, 03/16/31	75	74,516
5.25%, 03/16/36(a)	75	74,689
Choice Hotels International, Inc.
3.70%, 12/01/29	70	67,152
3.70%, 01/15/31(a)	50	47,175
5.85%, 08/01/34(a)	50	50,802
Darden Restaurants, Inc.
4.35%, 10/15/27	25	24,920
4.55%, 10/15/29	25	24,822
6.30%, 10/10/33(a)	50	53,282
4.55%, 02/15/48(a)	50	41,889
Hyatt Hotels Corp.
5.05%, 03/30/28	25	25,151
4.38%, 09/15/28(a)	176	174,813
5.25%, 06/30/29	25	25,377
5.75%, 04/23/30	87	89,215
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Hyatt Hotels Corp. (continued)
5.38%, 12/15/31(a)	$45	$ 45,740
5.75%, 03/30/32	25	25,778
5.50%, 06/30/34(a)	25	25,293
5.40%, 12/15/35(a)	50	49,628
Las Vegas Sands Corp.
5.63%, 06/15/28	75	75,895
3.90%, 08/08/29	75	72,408
6.00%, 08/15/29(a)	25	25,658
6.00%, 06/14/30	25	25,700
5.30%, 05/15/31	50	49,809
5.65%, 05/18/33	50	50,002
6.20%, 08/15/34	50	51,472
Marriott International, Inc.
4.20%, 07/15/27	50	49,926
5.00%, 10/15/27	80	80,515
5.55%, 10/15/28	50	50,999
4.90%, 04/15/29	100	100,817
4.80%, 03/15/30	25	25,108
4.50%, 10/15/31	25	24,669
5.10%, 04/15/32	60	60,662
4.50%, 05/01/33	50	48,397
5.30%, 05/15/34	175	176,722
5.35%, 03/15/35(a)	100	100,701
5.25%, 10/15/35	75	74,990
5.50%, 04/15/37	175	176,681
5.10%, 05/01/38	75	72,329
Series FF, 4.63%, 06/15/30	121	120,698
Series GG, 3.50%, 10/15/32	121	111,360
Series HH, 2.85%, 04/15/31	100	91,897
Series X, 4.00%, 04/15/28	171	169,545
McDonald’s Corp.
3.50%, 07/01/27	240	238,018
3.80%, 04/01/28	71	70,273
4.80%, 08/14/28	50	50,334
5.00%, 05/17/29	25	25,336
2.63%, 09/01/29	100	94,603
2.13%, 03/01/30	50	45,907
4.60%, 05/15/30(a)	50	50,192
3.60%, 07/01/30(a)	100	96,850
4.40%, 02/12/31	50	49,695
4.60%, 09/09/32(a)	50	49,977
4.95%, 08/14/33	75	75,916
5.20%, 05/17/34	25	25,549
4.95%, 03/03/35(a)	110	109,529
4.70%, 12/09/35	79	77,321
5.00%, 02/13/36(a)	50	49,829
6.30%, 10/15/37	150	163,409
3.70%, 02/15/42	74	59,784
3.63%, 05/01/43	25	19,577
4.60%, 05/26/45	71	62,025
4.88%, 12/09/45	171	154,483
4.45%, 03/01/47	87	73,459
4.45%, 09/01/48	100	83,739
3.63%, 09/01/49	151	110,137
4.20%, 04/01/50	88	70,473
5.15%, 09/09/52(a)	100	91,665
5.45%, 08/14/53(a)	75	72,105
Series I, 6.30%, 03/01/38	171	186,511
Sands China Ltd.
5.40%, 08/08/28	200	201,491
4.38%, 06/18/30(a)	200	193,750
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Sands China Ltd. (continued)
3.25%, 08/08/31	$200	$ 182,000
Starbucks Corp.
4.50%, 05/15/28	39	38,992
4.00%, 11/15/28(a)	87	85,996
3.55%, 08/15/29	114	110,889
2.25%, 03/12/30	100	91,831
2.55%, 11/15/30(a)	140	128,237
4.90%, 02/15/31	25	25,225
3.00%, 02/14/32	82	74,891
4.80%, 02/15/33	100	99,453
5.00%, 02/15/34	14	14,030
3.75%, 12/01/47	71	53,111
4.50%, 11/15/48(a)	16	13,342
4.45%, 08/15/49	75	61,895
3.35%, 03/12/50	171	116,353
3.50%, 11/15/50(a)	140	97,926
		6,727,904
Household Durables — 0.0%
DR Horton, Inc.
1.40%, 10/15/27	171	164,496
4.85%, 10/15/30	25	25,119
5.00%, 10/15/34	100	98,918
5.50%, 10/15/35	50	51,062
Leggett & Platt, Inc.
3.50%, 11/15/27	70	68,550
4.40%, 03/15/29	71	69,335
3.50%, 11/15/51(a)	55	34,177
Lennar Corp.
4.75%, 11/29/27	141	141,240
5.20%, 07/30/30	75	75,824
Meritage Homes Corp., 5.65%, 03/15/35	50	50,554
NVR, Inc., 3.00%, 05/15/30	100	93,771
PulteGroup, Inc.
4.25%, 03/01/31	25	24,412
7.88%, 06/15/32	171	196,124
4.90%, 03/01/36	25	24,364
Sekisui House U.S., Inc.
3.85%, 01/15/30	50	47,499
2.50%, 01/15/31	70	61,735
6.00%, 01/15/43	71	65,126
Sony Group Corp.
4.66%, 06/30/31	50	50,020
5.09%, 06/30/36	50	49,998
Toll Brothers Finance Corp.
4.35%, 02/15/28	75	74,628
3.80%, 11/01/29(a)	50	48,544
5.60%, 06/15/35	75	76,479
		1,591,975
Household Products — 0.0%
Avery Dennison Corp.
2.65%, 04/30/30	75	69,391
2.25%, 02/15/32	87	75,756
5.75%, 03/15/33	90	93,977
Church & Dwight Co., Inc.
3.15%, 08/01/27	50	49,376
2.30%, 12/15/31	71	62,810
5.60%, 11/15/32	140	146,366
3.95%, 08/01/47	50	39,443
5.00%, 06/15/52(a)	50	45,340
Security	Par (000)	Value
Household Products (continued)
Clorox Co.
3.10%, 10/01/27	$87	$ 85,558
1.80%, 05/15/30(a)	50	44,821
4.70%, 05/15/31(a)	40	39,747
4.60%, 05/01/32	75	73,572
4.95%, 05/15/33(a)	40	39,609
5.25%, 05/15/36	40	39,849
Kimberly-Clark Corp.
1.05%, 09/15/27(a)	100	96,443
3.20%, 04/25/29	50	48,371
3.10%, 03/26/30	100	95,072
2.00%, 11/02/31(a)	75	66,062
4.50%, 02/16/33	50	49,631
5.30%, 03/01/41	87	87,192
3.20%, 07/30/46	74	52,288
2.88%, 02/07/50(a)	90	58,320
		1,458,994
Industrial Conglomerates — 0.1%
3M Co.
2.88%, 10/15/27	130	127,527
3.38%, 03/01/29	61	59,241
2.38%, 08/26/29	119	111,625
4.80%, 03/15/30	25	25,152
5.15%, 03/15/35(a)	25	25,278
3.13%, 09/19/46	62	42,714
3.63%, 10/15/47	54	40,212
4.00%, 09/14/48(a)	150	117,947
3.25%, 08/26/49	150	102,692
3.70%, 04/15/50	87	64,677
Eaton Corp.
3.10%, 09/15/27	118	116,432
3.95%, 03/06/29	200	197,132
4.00%, 11/02/32	75	72,333
4.15%, 03/15/33(a)	100	96,580
4.15%, 11/02/42	187	160,846
4.70%, 08/23/52(a)	60	53,483
5.45%, 03/06/56	200	196,306
Illinois Tool Works, Inc.
4.88%, 09/15/41	181	172,201
3.90%, 09/01/42	75	62,559
Parker-Hannifin Corp.
4.25%, 09/15/27	120	119,782
3.25%, 06/14/29	91	87,863
4.50%, 09/15/29	100	99,925
4.20%, 11/21/34	87	83,116
4.45%, 11/21/44	50	43,981
4.10%, 03/01/47	87	71,329
4.00%, 06/14/49(a)	87	69,561
Pentair Finance SARL, 5.90%, 07/15/32	100	103,710
Teledyne Technologies, Inc., 2.75%, 04/01/31	171	156,372
Textron, Inc.
3.38%, 03/01/28	50	49,001
3.90%, 09/17/29(a)	50	48,737
3.00%, 06/01/30	71	66,659
2.45%, 03/15/31(a)	100	90,262
5.50%, 05/15/35	50	50,873
4.95%, 03/15/36	75	73,051
		3,059,159
Insurance — 0.7%
AEGON Funding Co. LLC, 5.63%, 05/07/36(a)	50	49,750

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Aegon Ltd., (6-mo. SOFR US + 3.97%), 5.50%, 04/11/48(c)	$200	$ 200,477
Aflac, Inc.
3.60%, 04/01/30	150	144,713
5.15%, 05/14/36(a)	50	50,044
4.00%, 10/15/46	50	39,820
4.75%, 01/15/49(a)	87	76,277
Alleghany Corp.
3.63%, 05/15/30	71	68,654
3.25%, 08/15/51	71	47,084
Allstate Corp.
5.05%, 06/24/29	50	50,609
1.45%, 12/15/30	50	43,515
5.25%, 03/30/33	20	20,346
5.55%, 05/09/35	110	113,052
4.50%, 06/15/43(a)	53	46,053
4.20%, 12/15/46	100	80,973
3.85%, 08/10/49	146	110,432
American Financial Group, Inc.
5.00%, 09/23/35	35	33,841
4.50%, 06/15/47(a)	80	65,845
American International Group, Inc.
4.85%, 05/07/30	25	25,125
5.13%, 03/27/33(a)	70	70,471
3.88%, 01/15/35	50	45,963
5.45%, 05/07/35(a)	90	91,788
4.50%, 07/16/44	50	43,590
4.80%, 07/10/45	50	44,689
4.75%, 04/01/48(a)	121	106,568
4.38%, 06/30/50(a)	87	72,037
American National Group, Inc.
5.75%, 10/01/29	75	76,141
6.00%, 07/15/35(a)	100	99,627
Aon Corp.
4.50%, 12/15/28(a)	71	70,825
3.75%, 05/02/29	71	69,281
2.80%, 05/15/30	100	93,115
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	87	75,915
2.60%, 12/02/31	59	52,596
5.00%, 09/12/32	70	70,287
5.35%, 02/28/33	25	25,528
2.90%, 08/23/51(a)	50	30,853
3.90%, 02/28/52	131	96,896
Aon Global Ltd.
4.60%, 06/14/44(a)	87	75,743
4.75%, 05/15/45	87	76,387
Aon North America, Inc.
5.15%, 03/01/29(a)	100	101,382
5.30%, 03/01/31	100	101,770
5.45%, 03/01/34	150	153,028
5.75%, 03/01/54	195	191,308
Arch Capital Group Ltd.
5.25%, 06/15/36	30	29,944
3.64%, 06/30/50(a)	100	72,804
5.95%, 06/15/56	60	60,546
Arthur J Gallagher & Co.
4.60%, 12/15/27	70	70,121
4.85%, 12/15/29	50	50,365
2.40%, 11/09/31	87	76,776
5.00%, 02/15/32	40	40,098
5.45%, 07/15/34	200	202,858
5.15%, 02/15/35	150	148,936
Security	Par (000)	Value
Insurance (continued)
Arthur J Gallagher & Co. (continued)
3.50%, 05/20/51(a)	$112	$ 77,229
5.75%, 03/02/53(a)	66	64,110
6.75%, 02/15/54(a)	70	76,824
5.75%, 07/15/54	60	58,443
5.55%, 02/15/55(a)	130	123,205
Assurant, Inc., 5.55%, 02/15/36	50	49,744
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28	100	102,821
3.15%, 06/15/31(a)	50	46,373
3.60%, 09/15/51(a)	25	17,347
Athene Holding Ltd.
4.13%, 01/12/28	75	74,280
6.15%, 04/03/30(a)	100	103,705
6.65%, 02/01/33	50	52,715
5.88%, 01/15/34(a)	100	101,110
3.95%, 05/25/51	66	45,281
3.45%, 05/15/52(a)	50	31,206
6.25%, 04/01/54(a)	100	92,133
6.63%, 05/19/55(a)	105	102,102
(5-year CMT + 2.61%), 6.63%, 10/15/54(c)	35	33,631
AXIS Specialty Finance LLC
3.90%, 07/15/29	50	48,703
(5-year CMT + 3.19%), 4.90%, 01/15/40(a)(c)	50	48,875
AXIS Specialty Finance PLC, 4.00%, 12/06/27(a)	25	24,750
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30	87	79,684
1.45%, 10/15/30(a)	105	93,198
2.88%, 03/15/32(a)	100	92,435
4.40%, 05/15/42	74	66,112
4.30%, 05/15/43	87	76,767
4.20%, 08/15/48(a)	200	163,385
4.25%, 01/15/49	171	140,626
2.85%, 10/15/50(a)	146	92,816
2.50%, 01/15/51	82	48,286
3.85%, 03/15/52	250	189,161
Berkshire Hathaway, Inc., 4.50%, 02/11/43(a)	100	90,127
Brighthouse Financial, Inc.
5.63%, 05/15/30(a)	71	71,642
4.70%, 06/22/47(a)	103	70,942
3.85%, 12/22/51	50	28,645
Brown & Brown, Inc.
4.70%, 06/23/28	50	49,976
4.90%, 06/23/30	100	99,832
2.38%, 03/15/31	121	107,374
4.20%, 03/17/32	50	47,536
5.25%, 06/23/32	50	50,050
5.65%, 06/11/34	50	50,649
5.55%, 06/23/35(a)	155	154,665
4.95%, 03/17/52(a)	65	54,992
6.25%, 06/23/55(a)	80	80,688
Chubb INA Holdings LLC
4.65%, 08/15/29(a)	75	75,369
1.38%, 09/15/30	96	84,149
5.00%, 03/15/34(a)	150	150,446
4.90%, 08/15/35	145	142,982
6.70%, 05/15/36	150	167,438
5.30%, 05/20/36(a)	60	60,612
6.00%, 05/11/37	50	53,379
4.15%, 03/13/43	53	45,069
4.35%, 11/03/45	150	128,580
2.85%, 12/15/51(a)	87	55,333
3.05%, 12/15/61	59	35,904
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Chubb INA Holdings LLC (continued)
Series 1, 6.50%, 05/15/38	$74	$ 82,393
Cincinnati Financial Corp., 6.13%, 11/01/34	50	52,451
CNA Financial Corp.
3.45%, 08/15/27	100	98,744
3.90%, 05/01/29	87	85,031
2.05%, 08/15/30	50	44,776
5.13%, 02/15/34	75	74,214
5.20%, 08/15/35(a)	50	49,132
CNO Financial Group, Inc.
5.25%, 05/30/29	70	70,429
6.45%, 06/15/34	75	78,153
Corebridge Financial, Inc.
3.85%, 04/05/29	125	122,164
3.90%, 04/05/32	175	164,215
6.05%, 09/15/33	50	52,243
5.75%, 01/15/34(a)	50	51,360
4.35%, 04/05/42	75	63,259
4.40%, 04/05/52(a)	125	100,261
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	100	101,449
Enstar Group Ltd., 3.10%, 09/01/31	124	110,404
Equitable Holdings, Inc.
4.35%, 04/20/28	114	113,253
5.59%, 01/11/33	100	102,096
5.00%, 04/20/48	149	130,213
Essent Group Ltd., 6.25%, 07/01/29	25	25,773
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	50	43,795
3.50%, 10/15/50	87	59,038
3.13%, 10/15/52	155	96,510
F&G Annuities & Life, Inc.
7.40%, 01/13/28	50	51,405
6.50%, 06/04/29	65	66,422
6.25%, 10/04/34(a)	75	73,368
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	100	100,315
4.63%, 04/29/30	171	170,038
3.38%, 03/03/31	75	70,156
5.63%, 08/16/32	80	82,020
5.75%, 05/20/35	100	102,365
6.35%, 03/22/54	135	137,980
6.10%, 03/15/55	50	49,354
6.20%, 06/08/56(b)	40	39,905
Fidelity National Financial, Inc.
3.40%, 06/15/30	87	81,953
2.45%, 03/15/31	75	66,351
3.20%, 09/17/51	58	36,584
First American Financial Corp.
4.00%, 05/15/30	50	48,068
2.40%, 08/15/31	78	67,981
5.45%, 09/30/34	50	49,311
Globe Life, Inc.
4.55%, 09/15/28	50	49,889
2.15%, 08/15/30(a)	40	36,079
4.80%, 06/15/32	50	49,270
5.85%, 09/15/34	25	25,820
Hanover Insurance Group, Inc.
2.50%, 09/01/30	87	79,228
5.50%, 09/01/35(a)	25	25,174
Hartford Insurance Group, Inc.
2.80%, 08/19/29	87	82,247
5.95%, 10/15/36	50	52,645
6.10%, 10/01/41	74	77,757
Security	Par (000)	Value
Insurance (continued)
Hartford Insurance Group, Inc. (continued)
4.30%, 04/15/43	$25	$ 21,221
4.40%, 03/15/48	50	41,763
3.60%, 08/19/49	100	72,584
2.90%, 09/15/51	71	44,891
Horace Mann Educators Corp., 4.70%, 10/01/30(a)	50	49,512
Jackson Financial, Inc.
3.13%, 11/23/31	121	108,344
6.15%, 01/15/37	25	24,937
4.00%, 11/23/51(a)	50	34,324
Kemper Corp.
2.40%, 09/30/30	25	21,831
3.80%, 02/23/32(a)	74	66,793
Lincoln National Corp.
3.80%, 03/01/28(a)	57	56,194
3.40%, 01/15/31(a)	100	93,983
3.40%, 03/01/32	50	45,577
5.85%, 03/15/34	25	25,531
5.35%, 11/15/35(a)	50	48,864
6.30%, 10/09/37	87	91,470
4.35%, 03/01/48(a)	35	26,896
Loews Corp.
3.20%, 05/15/30	114	108,182
4.94%, 04/01/36	50	48,927
4.13%, 05/15/43	50	41,690
Manulife Financial Corp.
3.70%, 03/16/32(a)	67	63,595
4.99%, 12/11/35	75	73,831
5.38%, 03/04/46	121	117,491
Markel Group, Inc.
3.35%, 09/17/29	82	78,661
5.00%, 04/05/46	50	44,772
4.30%, 11/01/47	55	43,994
5.00%, 05/20/49	75	65,816
4.15%, 09/17/50(a)	87	66,890
3.45%, 05/07/52	75	50,847
6.00%, 05/16/54(a)	40	40,027
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27	85	85,149
4.38%, 03/15/29	121	120,525
4.65%, 03/15/30	75	74,924
2.25%, 11/15/30	59	53,395
4.85%, 11/15/31	125	125,244
2.38%, 12/15/31	65	57,535
5.75%, 11/01/32	50	52,375
5.40%, 09/15/33(a)	50	51,412
5.15%, 03/15/34	175	176,473
5.00%, 03/15/35	285	282,200
4.95%, 03/15/36	50	49,163
5.35%, 11/15/44	50	47,798
4.35%, 01/30/47	87	72,315
4.20%, 03/01/48	87	70,255
4.90%, 03/15/49	71	63,158
2.90%, 12/15/51	52	32,613
6.25%, 11/01/52(a)	25	26,568
5.45%, 03/15/53	75	71,172
5.70%, 09/15/53(a)	100	99,138
5.45%, 03/15/54	25	23,864
5.40%, 03/15/55(a)	175	165,405
Mercury General Corp., 6.25%, 06/15/36(a)	25	25,438
MetLife, Inc.
4.55%, 03/23/30(a)	121	121,248
5.38%, 07/15/33(a)	50	51,578

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
MetLife, Inc. (continued)
6.38%, 06/15/34	$257	$ 279,050
5.30%, 12/15/34	110	111,990
5.70%, 06/15/35	150	155,995
5.88%, 02/06/41	100	103,910
4.13%, 08/13/42	75	63,019
4.88%, 11/13/43	200	184,262
4.72%, 12/15/44	50	44,174
4.05%, 03/01/45	87	71,131
4.60%, 05/13/46	125	109,271
5.00%, 07/15/52	110	98,979
5.25%, 01/15/54(a)	150	140,161
6.40%, 12/15/66	104	105,964
Series G, (5-year CMT + 2.08%), 6.35%, 03/15/55(a)(c)	50	51,246
NMI Holdings, Inc., 6.00%, 08/15/29	25	25,510
Old Republic International Corp.
5.75%, 03/28/34(a)	25	25,434
5.70%, 06/01/36	65	65,234
3.85%, 06/11/51	70	50,393
PartnerRe Finance B LLC
3.70%, 07/02/29	25	24,204
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	50	48,361
Primerica, Inc., 2.80%, 11/19/31	74	66,613
Principal Financial Group, Inc.
3.70%, 05/15/29	50	48,703
2.13%, 06/15/30	50	45,294
5.38%, 03/15/33	40	40,803
5.30%, 01/15/37	40	39,623
4.63%, 09/15/42	50	44,419
4.30%, 11/15/46	87	71,660
5.50%, 03/15/53	45	43,400
Progressive Corp.
4.00%, 03/01/29	75	74,226
4.60%, 03/26/31(a)	30	29,900
3.00%, 03/15/32	145	132,376
4.95%, 06/15/33	40	40,318
5.15%, 03/26/36	45	44,984
4.35%, 04/25/44	74	62,837
3.70%, 01/26/45	70	54,363
4.13%, 04/15/47	87	70,447
4.20%, 03/15/48	87	71,147
3.70%, 03/15/52	60	44,328
Prudential Financial, Inc.
3.88%, 03/27/28(a)	120	118,820
5.20%, 03/14/35(a)	100	100,309
3.00%, 03/10/40	71	54,257
4.60%, 05/15/44	87	76,058
3.91%, 12/07/47	87	66,615
4.42%, 03/27/48	100	82,371
3.94%, 12/07/49	156	118,475
4.35%, 02/25/50	121	97,944
3.70%, 03/13/51(a)	100	72,449
(3-mo. SOFR US + 2.64%), 4.50%, 09/15/47(a)(c)	75	74,081
(3-mo. SOFR US + 2.93%), 5.70%, 09/15/48(a)(c)	171	171,333
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	150	157,821
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	96	88,985
(5-year CMT + 3.16%), 5.13%, 03/01/52(a)(c)	107	104,884
Prudential Funding Asia PLC
3.13%, 04/14/30	121	114,552
3.63%, 03/24/32	87	81,330
Security	Par (000)	Value
Insurance (continued)
Reinsurance Group of America, Inc.
3.90%, 05/15/29	$82	$ 80,183
3.15%, 06/15/30	100	93,756
6.00%, 09/15/33	20	20,856
5.75%, 09/15/34(a)	75	76,748
(5-year CMT + 2.39%), 6.65%, 09/15/55(a)(c)	50	50,552
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	100	96,900
5.75%, 06/05/33	60	61,530
5.80%, 04/01/35	25	25,563
RLI Corp., 5.38%, 06/01/36	25	24,262
Selective Insurance Group, Inc.
5.90%, 04/15/35	50	51,769
5.38%, 03/01/49(a)	25	22,948
Stewart Information Services Corp., 3.60%, 11/15/31	50	44,448
Travelers Cos., Inc.
5.05%, 07/24/35	60	59,846
6.75%, 06/20/36	87	97,630
6.25%, 06/15/37	87	94,852
5.35%, 11/01/40(a)	100	99,895
4.60%, 08/01/43	98	87,577
4.30%, 08/25/45	87	73,472
4.00%, 05/30/47	87	69,493
4.10%, 03/04/49	87	69,898
3.05%, 06/08/51	50	32,855
5.45%, 05/25/53(a)	40	38,820
5.70%, 07/24/55	75	75,420
Travelers Property Casualty Corp., 6.38%, 03/15/33	74	81,133
Unum Group
4.00%, 06/15/29	71	69,476
5.25%, 12/15/35	25	24,613
5.75%, 08/15/42	87	86,266
4.50%, 12/15/49	37	29,544
4.13%, 06/15/51(a)	75	56,048
6.00%, 06/15/54(a)	45	44,188
W.R. Berkley Corp.
4.00%, 05/12/50	87	66,768
3.55%, 03/30/52(a)	87	61,218
Willis North America, Inc.
4.50%, 09/15/28	57	56,776
2.95%, 09/15/29(a)	50	47,353
4.55%, 03/15/31	75	73,637
5.35%, 05/15/33	40	40,514
5.15%, 03/15/36(a)	45	44,122
5.05%, 09/15/48	50	44,452
3.88%, 09/15/49	100	74,698
5.90%, 03/05/54	75	74,129
XL Group Ltd., 5.25%, 12/15/43	25	23,505
		22,601,432
Interactive Media & Services — 0.4%
Alphabet, Inc.
0.80%, 08/15/27(a)	118	113,831
3.88%, 11/15/28	45	44,593
3.70%, 02/15/29	255	250,861
4.00%, 05/15/30	105	103,462
1.10%, 08/15/30	162	142,123
4.10%, 11/15/30	200	197,055
4.10%, 02/15/31(a)	235	230,906
4.38%, 11/15/32	85	83,710
4.40%, 02/15/33(a)	190	185,916
4.50%, 05/15/35	150	146,409
4.70%, 11/15/35	425	416,385
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Alphabet, Inc. (continued)
4.80%, 02/15/36	$375	$ 368,643
1.90%, 08/15/40(a)	109	72,434
5.35%, 11/15/45	175	169,778
5.50%, 02/15/46	270	265,989
2.05%, 08/15/50	240	128,159
5.25%, 05/15/55	170	158,976
5.45%, 11/15/55	480	460,125
5.65%, 02/15/56(a)	175	172,675
2.25%, 08/15/60	257	128,502
5.30%, 05/15/65	170	155,907
5.75%, 02/15/66	225	222,591
5.70%, 11/15/75	370	355,158
Meta Platforms, Inc.
3.50%, 08/15/27	375	371,848
4.60%, 05/15/28	160	160,803
4.30%, 08/15/29	110	109,756
4.80%, 05/15/30	60	60,598
4.20%, 11/15/30	450	442,941
4.55%, 05/15/31	400	397,848
4.55%, 08/15/31(a)	100	99,578
3.85%, 08/15/32	365	345,390
4.60%, 11/15/32	470	462,146
4.88%, 05/15/33	400	396,386
4.95%, 05/15/33	60	59,972
4.75%, 08/15/34(a)	325	319,096
4.88%, 11/15/35	805	783,399
5.25%, 05/15/36	200	198,588
5.50%, 11/15/45	600	556,756
6.20%, 05/15/46(a)	200	200,138
4.45%, 08/15/52(a)	140	107,883
5.60%, 05/15/53	360	327,407
5.40%, 08/15/54	360	317,641
5.63%, 11/15/55	790	715,864
6.30%, 05/15/56(a)	200	199,084
4.65%, 08/15/62	200	151,898
5.75%, 05/15/63	210	189,059
5.55%, 08/15/64	340	297,118
5.75%, 11/15/65	540	485,099
6.45%, 05/15/66	200	197,524
Netflix, Inc.
5.88%, 11/15/28	150	154,746
6.38%, 05/15/29(a)	200	210,051
5.40%, 08/15/54(a)	150	144,080
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	180,152
Weibo Corp., 3.38%, 07/08/30(a)	200	187,300
		13,404,337
Internet Software & Services — 0.4%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	200	197,376
4.88%, 05/26/30(a)	200	202,522
4.50%, 11/28/34	250	242,837
5.25%, 05/26/35(a)	200	204,804
2.70%, 02/09/41	200	147,200
4.20%, 12/06/47(a)	249	204,180
3.15%, 02/09/51	284	190,271
3.25%, 02/09/61	200	127,586
Amazon.com, Inc.
3.15%, 08/22/27	450	444,614
3.85%, 03/13/28	325	322,735
Security	Par (000)	Value
Internet Software & Services (continued)
Amazon.com, Inc. (continued)
1.65%, 05/12/28	$291	$ 277,184
3.90%, 11/20/28	235	232,525
4.00%, 03/13/29	325	321,526
3.45%, 04/13/29	238	232,249
4.65%, 12/01/29	400	402,735
1.50%, 06/03/30	211	188,731
4.10%, 11/20/30	325	319,410
4.25%, 03/13/31	425	418,478
2.10%, 05/12/31	341	303,893
3.60%, 04/13/32	229	217,018
4.70%, 12/01/32	300	301,458
4.55%, 03/13/33	460	452,506
4.35%, 03/20/33	120	116,806
4.80%, 12/05/34(a)	204	204,495
4.65%, 11/20/35	410	398,712
4.88%, 03/13/36	380	374,073
3.88%, 08/22/37	296	264,821
2.88%, 05/12/41	240	177,730
4.95%, 12/05/44(a)	137	128,052
5.65%, 03/13/46	250	247,483
4.05%, 08/22/47	400	316,791
2.50%, 06/03/50	271	156,724
3.10%, 05/12/51(a)	400	259,812
3.95%, 04/13/52	304	230,805
5.45%, 11/20/55(a)	350	330,923
5.80%, 03/13/56	270	268,277
4.25%, 08/22/57	341	264,315
2.70%, 06/03/60	221	119,812
3.25%, 05/12/61	221	135,836
4.10%, 04/13/62	121	89,576
5.55%, 11/20/65	225	210,233
5.95%, 03/13/66	170	169,024
6.05%, 03/13/76	325	324,018
AppLovin Corp.
5.13%, 12/01/29	100	100,830
5.38%, 12/01/31	35	35,488
5.50%, 12/01/34(a)	70	70,633
5.95%, 12/01/54	100	96,405
Booking Holdings, Inc., 5.38%, 05/07/36	35	35,048
eBay, Inc.
4.25%, 03/06/29	25	24,713
2.70%, 03/11/30	121	112,315
2.60%, 05/10/31	201	181,144
5.13%, 11/06/35(a)	50	49,320
4.00%, 07/15/42	100	79,648
3.65%, 05/10/51(a)	87	63,240
Expedia Group, Inc.
4.63%, 08/01/27	100	100,063
3.80%, 02/15/28	130	128,341
3.25%, 02/15/30	192	182,353
2.95%, 03/15/31(a)	54	49,622
5.40%, 02/15/35(a)	75	74,234
5.50%, 04/15/36	100	99,003
JD.com, Inc., 3.38%, 01/14/30	200	192,892
MercadoLibre, Inc., 4.90%, 01/15/33	50	48,700
Uber Technologies, Inc.
4.30%, 01/15/30	100	98,832
4.15%, 01/15/31	100	97,649
4.80%, 09/15/34	150	147,184
4.80%, 09/15/35	100	97,255

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet Software & Services (continued)
Uber Technologies, Inc. (continued)
5.35%, 09/15/54(a)	$175	$ 163,368
VeriSign, Inc.
4.75%, 07/15/27	171	171,022
2.70%, 06/15/31	75	67,354
5.10%, 07/15/31	50	50,147
5.25%, 06/01/32	25	25,141
		13,382,100
IT Services — 0.2%
Accenture Capital, Inc.
3.90%, 10/04/27	80	79,627
4.05%, 10/04/29	125	122,984
4.25%, 10/04/31(a)	140	136,613
4.50%, 10/04/34(a)	200	191,795
Amdocs Ltd., 2.54%, 06/15/30	50	45,086
Booz Allen Hamilton, Inc., 5.95%, 04/15/35(a)	100	99,605
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29	87	81,619
2.60%, 05/01/31	79	70,597
5.75%, 05/15/36(a)	50	50,028
CGI, Inc.
4.95%, 03/14/30	50	49,782
2.30%, 09/14/31	87	75,455
DXC Technology Co., 2.38%, 09/15/28(a)	71	66,747
Fidelity National Information Services, Inc.
1.65%, 03/01/28(a)	118	112,244
4.45%, 03/10/28	85	84,698
4.55%, 03/10/29	150	148,837
2.25%, 03/01/31(a)	50	44,297
4.80%, 03/10/31	125	123,633
5.10%, 07/15/32(a)	100	100,075
3.10%, 03/01/41	89	64,671
4.50%, 08/15/46	100	81,446
Fiserv, Inc.
5.45%, 03/02/28	60	60,587
5.38%, 08/21/28	50	50,496
4.20%, 10/01/28	121	119,330
3.50%, 07/01/29	281	269,684
4.75%, 03/15/30	50	49,508
2.65%, 06/01/30(a)	114	104,226
4.55%, 02/15/31	90	87,860
5.35%, 03/15/31	50	50,338
5.60%, 03/02/33	40	40,422
5.63%, 08/21/33	150	151,600
5.45%, 03/15/34(a)	100	99,212
5.15%, 08/12/34	100	97,113
5.25%, 08/11/35(a)	125	121,769
Fortinet, Inc., 2.20%, 03/15/31	102	91,130
Gartner, Inc., 5.60%, 11/20/35(a)	25	23,673
Genpact U.K. Finco PLC/Genpact USA, Inc., 4.95%, 11/18/30(a)	25	24,621
IBM International Capital Pte. Ltd.
4.60%, 02/05/29	100	100,052
4.75%, 02/05/31(a)	100	100,008
4.90%, 02/05/34	100	98,796
5.25%, 02/05/44	100	92,947
5.30%, 02/05/54(a)	100	89,811
International Business Machines Corp.
4.15%, 07/27/27	100	99,828
4.50%, 02/06/28(a)	250	250,065
4.65%, 02/10/28	100	100,232
Security	Par (000)	Value
IT Services (continued)
International Business Machines Corp. (continued)
4.00%, 02/03/29(a)	$100	$ 98,822
3.50%, 05/15/29	381	370,272
4.80%, 02/10/30	100	100,491
1.95%, 05/15/30	121	109,446
4.30%, 02/03/31	100	98,317
2.72%, 02/09/32	180	161,116
5.00%, 02/10/32	100	100,555
4.40%, 07/27/32(a)	100	97,180
5.88%, 11/29/32(a)	87	92,138
4.60%, 02/03/33	100	97,741
4.75%, 02/06/33(a)	100	99,473
5.20%, 02/10/35	100	100,330
4.95%, 02/03/36	100	97,571
4.15%, 05/15/39	200	174,090
2.85%, 05/15/40	145	106,037
4.00%, 06/20/42	98	80,107
4.70%, 02/19/46	150	128,549
4.25%, 05/15/49	330	257,877
2.95%, 05/15/50(a)	116	71,985
4.90%, 07/27/52(a)	100	84,847
5.10%, 02/06/53(a)	100	87,873
5.70%, 02/10/55(a)	100	95,739
5.80%, 02/03/56(a)	100	97,004
Kyndryl Holdings, Inc.(a)
2.70%, 10/15/28	25	23,491
3.15%, 10/15/31	50	41,653
4.10%, 10/15/41	121	85,693
Leidos, Inc.
4.10%, 03/15/29	70	68,850
4.38%, 05/15/30	100	97,918
2.30%, 02/15/31	130	115,574
5.50%, 03/15/35	50	50,450
5.00%, 03/15/36(a)	75	72,237
Paychex, Inc.
5.10%, 04/15/30	150	151,291
5.35%, 04/15/32	150	151,787
5.60%, 04/15/35(a)	150	151,568
		8,021,219
Leisure Products — 0.0%
Brunswick Corp.
2.40%, 08/18/31	66	57,722
4.40%, 09/15/32(a)	75	71,220
Harley-Davidson, Inc., 4.63%, 07/28/45	25	19,721
Hasbro, Inc.
3.50%, 09/15/27	25	24,708
3.90%, 11/19/29	75	72,899
6.05%, 05/14/34(a)	25	26,128
6.35%, 03/15/40(a)	87	91,025
Mattel, Inc.(a)
5.00%, 11/17/30	70	69,764
5.45%, 11/01/41	30	27,410
Polaris, Inc., 5.60%, 03/01/31	60	60,038
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28(a)	120	118,248
4.75%, 05/15/33	100	97,334
5.38%, 01/15/36(a)	175	173,709
5.25%, 02/27/38	100	96,857
		1,006,783
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 0.3%
AGCO Corp., 5.80%, 03/21/34	$50	$ 51,000
Caterpillar Financial Services Corp.
3.60%, 08/12/27	100	99,316
1.10%, 09/14/27	100	96,379
4.40%, 10/15/27	75	75,132
4.60%, 11/15/27	125	125,543
3.70%, 01/10/28	50	49,576
4.40%, 03/03/28(a)	50	50,040
3.95%, 11/14/28	100	99,022
3.75%, 02/23/29	75	73,791
4.85%, 02/27/29	50	50,607
4.38%, 08/16/29(a)	50	49,917
4.70%, 11/15/29	150	151,158
4.80%, 01/08/30	25	25,338
4.15%, 01/08/31	50	49,200
Series K, 4.10%, 08/15/28	50	49,744
Series L, 4.20%, 05/15/28	75	74,763
Series L, 4.30%, 05/15/29	75	74,725
Series L, 4.50%, 05/15/31	50	49,763
Caterpillar, Inc.
2.60%, 09/19/29(a)	70	66,176
2.60%, 04/09/30(a)	87	81,553
1.90%, 03/12/31(a)	57	50,673
5.20%, 05/15/35(a)	250	255,001
5.20%, 05/27/41	106	106,290
3.80%, 08/15/42	200	166,092
3.25%, 09/19/49	171	121,576
3.25%, 04/09/50	171	120,550
5.50%, 05/15/55(a)	50	50,698
CNH Industrial Capital LLC
4.50%, 10/08/27	75	74,948
4.75%, 03/21/28(a)	45	45,099
4.55%, 04/10/28	40	39,892
5.50%, 01/12/29	100	101,874
5.10%, 04/20/29	50	50,487
4.50%, 10/16/30	50	49,255
4.38%, 03/07/31	25	24,467
4.95%, 06/25/31	50	49,926
CNH Industrial NV, 3.85%, 11/15/27	25	24,723
Deere & Co.
5.38%, 10/16/29	50	51,518
3.10%, 04/15/30	87	82,679
5.45%, 01/16/35(a)	125	129,233
3.90%, 06/09/42	121	102,527
2.88%, 09/07/49(a)	68	44,868
3.75%, 04/15/50	100	76,986
5.70%, 01/19/55(a)	50	51,395
Deere Funding Canada Corp., 4.15%, 10/09/30	50	49,131
Dover Corp.
2.95%, 11/04/29	60	56,896
5.38%, 03/01/41	25	24,823
Eaton Capital ULC, 4.45%, 05/09/30	200	198,904
Flowserve Corp.
3.50%, 10/01/30	25	23,583
2.80%, 01/15/32	70	62,098
5.70%, 05/15/36	45	45,228
GE Vernova, Inc.
4.25%, 02/04/31	50	49,211
4.88%, 02/04/36	80	78,741
5.50%, 02/04/56(a)	30	29,101
IDEX Corp.
3.00%, 05/01/30	75	70,326
2.63%, 06/15/31	67	60,328
Security	Par (000)	Value
Machinery (continued)
Ingersoll Rand, Inc.
5.18%, 06/15/29	$50	$ 50,868
5.70%, 08/14/33	150	155,966
5.45%, 06/15/34	50	50,920
5.70%, 06/15/54(a)	100	99,087
John Deere Capital Corp.
4.20%, 07/15/27	145	144,997
2.80%, 09/08/27	25	24,574
4.15%, 09/15/27	100	99,875
3.05%, 01/06/28	75	73,639
4.65%, 01/07/28	50	50,277
4.75%, 01/20/28(a)	50	50,354
1.50%, 03/06/28	87	83,044
4.95%, 07/14/28	85	86,054
4.50%, 01/16/29	120	120,309
3.45%, 03/07/29	100	97,646
3.35%, 04/18/29(a)	61	59,421
4.85%, 06/11/29	75	75,939
2.80%, 07/18/29	110	104,904
4.85%, 10/11/29	50	50,777
2.45%, 01/09/30	75	70,115
4.70%, 06/10/30	110	110,737
4.38%, 10/15/30	100	99,396
1.45%, 01/15/31	155	135,310
4.90%, 03/07/31	50	50,650
2.00%, 06/17/31	50	44,284
4.40%, 09/08/31	100	99,132
3.90%, 06/07/32(a)	50	48,191
4.35%, 09/15/32	50	49,300
5.10%, 04/11/34(a)	250	253,817
5.05%, 06/12/34	75	75,794
Series I, 4.25%, 06/05/28	75	74,876
Series I, 4.13%, 01/18/29(a)	35	34,782
Series I, 3.90%, 03/09/29(a)	50	49,364
Series I, 4.55%, 06/05/30	75	75,095
Series I, 4.20%, 03/10/31	35	34,412
Series I, 4.38%, 04/15/31	50	49,485
Series J, 4.40%, 06/15/29	30	29,979
Kennametal, Inc.
2.80%, 03/01/31	55	49,898
5.80%, 05/28/36	25	25,260
Nordson Corp.
4.50%, 12/15/29	75	74,487
5.80%, 09/15/33	25	26,025
nVent Finance SARL
4.55%, 04/15/28	50	49,784
2.75%, 11/15/31(a)	65	58,035
5.65%, 05/15/33	40	41,136
Otis Worldwide Corp.
5.25%, 08/16/28	30	30,393
4.49%, 05/07/29	50	49,820
2.57%, 02/15/30(a)	121	112,429
5.13%, 09/04/35(a)	30	29,906
3.11%, 02/15/40	171	131,564
3.36%, 02/15/50(a)	69	48,280
Regal Rexnord Corp.
6.05%, 04/15/28(a)	120	122,527
6.30%, 02/15/30	200	208,738
6.40%, 04/15/33	100	106,137
Rockwell Automation, Inc.
3.50%, 03/01/29	50	48,898
1.75%, 08/15/31	86	74,700
4.20%, 03/01/49	50	41,589

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Rockwell Automation, Inc. (continued)
2.80%, 08/15/61	$60	$ 34,686
Snap-on, Inc., 3.10%, 05/01/50	121	81,455
Stanley Black & Decker, Inc.
6.00%, 03/06/28	100	102,171
4.25%, 11/15/28	71	70,461
2.30%, 03/15/30	71	64,995
3.00%, 05/15/32(a)	76	68,468
4.85%, 11/15/48	87	74,040
2.75%, 11/15/50(a)	75	44,359
Vertiv Holdings Co.
4.85%, 03/15/36	30	29,137
5.65%, 03/15/46	40	39,135
5.95%, 03/15/66	35	34,655
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	137	137,089
4.90%, 05/29/30	50	50,315
5.61%, 03/11/34	60	61,611
5.50%, 05/29/35	90	91,908
Xylem, Inc.
5.20%, 06/01/33	90	91,210
5.45%, 06/01/36(a)	40	40,742
4.38%, 11/01/46	87	72,405
		9,443,688
Media — 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	87	85,284
4.20%, 03/15/28	200	197,374
2.25%, 01/15/29	86	80,127
5.05%, 03/30/29(a)	71	70,730
6.10%, 06/01/29	50	51,221
2.80%, 04/01/31	191	170,172
2.30%, 02/01/32(a)	100	84,985
4.40%, 04/01/33	150	138,114
6.65%, 02/01/34	100	102,602
6.55%, 06/01/34	100	102,085
6.38%, 10/23/35	227	226,629
5.85%, 12/01/35	160	154,864
5.38%, 04/01/38	171	153,178
3.50%, 06/01/41	171	119,718
3.50%, 03/01/42	87	60,092
6.48%, 10/23/45	407	373,111
5.38%, 05/01/47	257	208,014
5.75%, 04/01/48	195	164,138
5.13%, 07/01/49	171	131,979
4.80%, 03/01/50	224	167,082
3.70%, 04/01/51	204	126,575
3.90%, 06/01/52	250	159,366
5.25%, 04/01/53(a)	213	166,084
6.83%, 10/23/55	87	80,979
6.70%, 12/01/55(a)	100	95,294
3.85%, 04/01/61	153	89,850
4.40%, 12/01/61	221	142,674
3.95%, 06/30/62	200	118,262
5.50%, 04/01/63(a)	100	76,677
Comcast Corp.
2.65%, 02/01/30	163	151,796
3.40%, 04/01/30	182	173,884
4.25%, 10/15/30	171	167,643
1.95%, 01/15/31	246	217,372
Security	Par (000)	Value
Media (continued)
Comcast Corp. (continued)
1.50%, 02/15/31(a)	$281	$ 242,382
4.95%, 05/15/32	75	75,208
5.50%, 11/15/32(a)	100	102,697
4.25%, 01/15/33	162	154,289
4.65%, 02/15/33	110	107,503
4.80%, 05/15/33	80	78,755
5.30%, 06/01/34(a)	100	100,390
4.20%, 08/15/34	382	354,478
5.30%, 05/15/35(a)	100	100,325
4.40%, 08/15/35	87	80,783
3.20%, 07/15/36(a)	87	72,255
5.17%, 01/15/37(a)(b)	126	121,060
6.45%, 03/15/37	50	53,618
3.90%, 03/01/38	137	116,031
4.60%, 10/15/38	80	72,273
3.25%, 11/01/39	121	92,230
3.75%, 04/01/40	171	136,676
4.65%, 07/15/42	100	84,523
4.75%, 03/01/44	67	56,205
3.40%, 07/15/46	87	58,694
4.00%, 08/15/47	87	63,133
3.97%, 11/01/47(a)	257	183,260
4.00%, 03/01/48	87	62,726
4.70%, 10/15/48	214	171,053
4.00%, 11/01/49	166	117,722
3.45%, 02/01/50	150	96,470
2.80%, 01/15/51(a)	149	83,046
2.89%, 11/01/51(a)	530	300,374
2.45%, 08/15/52(a)	166	84,985
4.05%, 11/01/52	100	70,094
5.35%, 05/15/53(a)	230	198,318
5.65%, 06/01/54(a)	140	125,492
6.05%, 05/15/55(a)	125	119,552
2.94%, 11/01/56(a)	607	328,744
4.95%, 10/15/58	171	136,755
2.65%, 08/15/62	150	72,778
2.99%, 11/01/63	376	195,609
5.50%, 05/15/64(a)	180	153,960
FactSet Research Systems, Inc., 3.45%, 03/01/32(a)	70	63,041
Fox Corp.
4.71%, 01/25/29	171	170,869
3.50%, 04/08/30	100	95,708
6.50%, 10/13/33	50	53,216
5.48%, 01/25/39	125	121,126
5.58%, 01/25/49(a)	221	204,778
NBCUniversal Media LLC
5.95%, 04/01/41(a)	59	61,084
4.45%, 01/15/43	72	61,355
Space Exploration Technologies Corp.(b)
5.35%, 07/15/31	295	294,231
5.65%, 07/15/33	425	422,468
5.88%, 07/15/36	525	518,156
6.60%, 07/15/46	225	218,834
6.65%, 07/15/56	300	289,442
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	87	96,428
Time Warner Cable LLC
6.55%, 05/01/37	187	185,369
6.75%, 06/15/39	199	194,780
5.88%, 11/15/40	87	77,797
5.50%, 09/01/41	250	213,909
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Time Warner Cable LLC (continued)
4.50%, 09/15/42	$87	$ 65,571
TWDC Enterprises 18 Corp.
4.13%, 06/01/44	87	72,054
3.00%, 07/30/46	75	51,403
Series B, 7.00%, 03/01/32	100	111,371
Series E, 4.13%, 12/01/41	87	74,567
Walt Disney Co.
2.20%, 01/13/28	171	165,925
3.75%, 03/14/29	125	123,024
2.00%, 09/01/29	237	220,191
3.80%, 03/22/30(a)	171	167,143
2.65%, 01/13/31(a)	244	225,331
4.00%, 03/14/31	175	170,991
6.20%, 12/15/34	62	67,616
6.40%, 12/15/35	131	144,385
4.63%, 03/14/36	125	121,232
6.65%, 11/15/37	214	239,785
4.63%, 03/23/40(a)	121	113,079
3.50%, 05/13/40	175	143,565
5.40%, 10/01/43(a)	100	98,213
4.75%, 09/15/44	87	78,154
4.95%, 10/15/45	65	59,501
4.75%, 11/15/46	50	44,276
2.75%, 09/01/49	171	106,266
4.70%, 03/23/50(a)	148	129,508
3.60%, 01/13/51(a)	290	211,860
3.80%, 05/13/60(a)	221	159,836
		15,939,839
Metals & Mining — 0.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30(a)	200	189,540
ArcelorMittal SA
6.55%, 11/29/27	50	51,192
4.25%, 07/16/29	75	73,919
6.80%, 11/29/32(a)	50	54,857
6.00%, 06/17/34(a)	50	52,322
5.38%, 05/19/36	100	99,132
7.00%, 10/15/39	79	87,425
6.75%, 03/01/41	100	107,847
6.35%, 06/17/54(a)	50	52,294
Barrick North America Finance LLC
5.70%, 05/30/41	87	88,050
5.75%, 05/01/43	137	138,503
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	87	90,364
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28(a)	60	60,342
5.10%, 09/08/28(a)	75	75,942
5.00%, 02/21/30	125	126,503
5.25%, 09/08/30(a)	125	127,645
5.13%, 02/21/32	100	101,647
4.90%, 02/28/33	85	85,076
5.25%, 09/08/33	125	127,565
5.30%, 02/21/35(a)	150	152,850
5.00%, 02/15/36	55	54,919
4.13%, 02/24/42	112	96,478
5.00%, 09/30/43	350	329,852
5.50%, 09/08/53(a)	100	98,566
5.75%, 09/05/55	25	25,372
Security	Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc.
5.00%, 09/01/27(a)	$71	$ 71,016
4.13%, 03/01/28	87	86,203
4.38%, 08/01/28	71	70,484
5.25%, 09/01/29	71	71,466
4.25%, 03/01/30(a)	71	69,798
4.63%, 08/01/30	53	52,660
5.40%, 11/14/34(a)	87	88,493
5.45%, 03/15/43(a)	206	199,181
Newmont Corp.
5.88%, 04/01/35	87	91,910
4.88%, 03/15/42(a)	61	57,661
5.45%, 06/09/44	50	48,941
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34	50	51,303
4.20%, 05/13/50	50	40,268
Nucor Corp.
3.95%, 05/01/28(a)	171	169,441
2.70%, 06/01/30	171	159,226
4.65%, 06/01/30	50	50,050
5.10%, 06/01/35	50	50,268
4.40%, 05/01/48	25	21,158
3.85%, 04/01/52	100	76,479
2.98%, 12/15/55	87	54,437
Precision Castparts Corp., 4.38%, 06/15/45(a)	87	74,623
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28(a)	71	74,651
5.20%, 11/02/40	112	110,096
2.75%, 11/02/51	166	102,594
Rio Tinto Finance USA PLC
4.50%, 03/14/28(a)	50	50,084
4.88%, 03/14/30	135	136,276
5.00%, 03/14/32	65	65,662
5.00%, 03/09/33	65	65,618
5.25%, 03/14/35(a)	275	279,241
4.75%, 03/22/42	62	57,255
4.13%, 08/21/42(a)	87	74,295
5.13%, 03/09/53	120	111,213
5.75%, 03/14/55	190	192,213
5.88%, 03/14/65	80	81,381
Southern Copper Corp.
5.35%, 06/24/36	200	198,696
6.75%, 04/16/40	80	88,435
5.25%, 11/08/42	150	141,397
5.88%, 04/23/45(a)	252	253,474
Steel Dynamics, Inc.
1.65%, 10/15/27	87	83,882
4.00%, 12/15/28	50	49,245
3.45%, 04/15/30	90	85,902
3.25%, 01/15/31	72	67,511
5.38%, 08/15/34(a)	50	50,635
5.25%, 05/15/35	75	75,287
3.25%, 10/15/50	44	29,566
5.75%, 05/15/55	40	39,697
Timken Co.
4.50%, 12/15/28	87	86,570
4.13%, 04/01/32	75	71,064
Vale Overseas Ltd.
3.75%, 07/08/30	171	162,963
6.13%, 06/12/33(a)	300	315,000
6.88%, 11/10/39	28	31,080

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Metals & Mining (continued)
Vale Overseas Ltd. (continued)
6.40%, 06/28/54	$200	$ 203,800
Vale SA, 5.63%, 09/11/42	146	144,321
Valmont Industries, Inc., 5.00%, 10/01/44	121	109,810
		7,892,182
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.50%, 08/01/30(a)	50	50,365
Multi-Utilities — 0.2%
Atmos Energy Corp.
2.63%, 09/15/29(a)	74	69,964
1.50%, 01/15/31(a)	171	149,287
4.75%, 01/15/32	65	64,794
5.90%, 11/15/33	75	79,570
5.20%, 08/15/35(a)	90	91,262
5.50%, 06/15/41	50	50,115
4.15%, 01/15/43	74	62,519
4.13%, 10/15/44	100	83,661
4.30%, 10/01/48	87	71,762
4.13%, 03/15/49	57	45,520
3.38%, 09/15/49	60	42,092
5.75%, 10/15/52(a)	50	50,344
6.20%, 11/15/53	50	53,160
5.00%, 12/15/54(a)	75	67,629
5.45%, 01/15/56(a)	55	53,027
CenterPoint Energy Resources Corp.
5.25%, 03/01/28(a)	140	141,832
1.75%, 10/01/30	91	80,795
4.40%, 07/01/32	50	48,756
5.85%, 01/15/41	87	89,007
National Fuel Gas Co.
4.75%, 09/01/28	50	49,883
4.75%, 05/15/29	70	69,812
5.50%, 03/15/30	35	35,622
2.95%, 03/01/31	87	79,597
5.05%, 10/15/31	75	74,668
5.95%, 03/15/35	25	25,741
5.50%, 05/15/36(a)	40	39,751
NiSource, Inc.
5.25%, 03/30/28	120	121,337
5.20%, 07/01/29	50	50,777
2.95%, 09/01/29	100	94,977
3.60%, 05/01/30(a)	100	95,985
1.70%, 02/15/31	79	68,910
4.75%, 05/18/31(a)	50	49,796
5.40%, 06/30/33	50	51,356
5.35%, 04/01/34	50	50,958
5.35%, 07/15/35	100	100,824
5.30%, 05/18/36	25	25,017
5.95%, 06/15/41	56	57,567
5.25%, 02/15/43	75	70,561
4.80%, 02/15/44	87	77,097
5.65%, 02/01/45	87	85,113
4.38%, 05/15/47	87	71,595
3.95%, 03/30/48	87	66,441
5.00%, 06/15/52	50	44,071
5.85%, 04/01/55	170	168,572
ONE Gas, Inc.
5.10%, 04/01/29	25	25,333
4.25%, 09/01/32(a)	50	48,679
4.66%, 02/01/44	87	77,284
Security	Par (000)	Value
Multi-Utilities (continued)
ONE Gas, Inc. (continued)
4.50%, 11/01/48	$50	$ 42,448
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	120	116,441
2.50%, 03/15/31	87	78,686
5.40%, 06/15/33	40	40,911
5.10%, 02/15/35	25	24,901
3.35%, 06/01/50	71	48,437
5.05%, 05/15/52	50	44,867
Southern California Gas Co.
5.20%, 06/01/33(a)	40	40,564
5.05%, 09/01/34	50	50,037
5.45%, 06/15/35(a)	75	76,718
6.35%, 11/15/52	20	21,225
5.75%, 06/01/53(a)	70	68,506
5.60%, 04/01/54	95	91,091
6.00%, 06/15/55(a)	100	101,357
5.90%, 06/01/56	75	76,084
Series UU, 4.13%, 06/01/48	87	68,201
Series VV, 4.30%, 01/15/49	50	40,215
Series WW, 3.95%, 02/15/50	50	37,744
Series XX, 2.55%, 02/01/30	171	159,638
Southern Co. Gas Capital Corp.
5.15%, 09/15/32(a)	50	50,682
5.75%, 09/15/33	50	52,029
4.95%, 09/15/34	100	98,768
5.88%, 03/15/41	100	102,774
3.95%, 10/01/46	130	101,765
4.40%, 05/30/47	50	41,647
Series 2020-A, 1.75%, 01/15/31	62	54,602
Southwest Gas Corp.
5.80%, 12/01/27	100	101,612
2.20%, 06/15/30	71	64,380
4.05%, 03/15/32	75	71,668
3.80%, 09/29/46	25	19,059
4.15%, 06/01/49	50	39,443
3.18%, 08/15/51	50	33,187
Spire Missouri, Inc.
4.80%, 02/15/33	50	49,796
3.30%, 06/01/51	50	33,982
Series 2034, 5.15%, 08/15/34	50	50,336
Washington Gas Light Co., 3.65%, 09/15/49	87	62,583
		5,528,804
Office REITs — 0.1%
Boston Properties LP
6.75%, 12/01/27	100	102,726
4.50%, 12/01/28	121	120,266
3.40%, 06/21/29	100	96,139
2.90%, 03/15/30(a)	83	77,325
3.25%, 01/30/31(a)	121	112,259
2.55%, 04/01/32	80	69,673
2.45%, 10/01/33	100	82,252
6.50%, 01/15/34(a)	75	79,588
5.75%, 01/15/35(a)	100	100,952
COPT Defense Properties LP
2.00%, 01/15/29(a)	70	65,448
4.50%, 10/15/30	25	24,633
2.75%, 04/15/31	50	45,351
2.90%, 12/01/33	87	74,305
Cousins Properties LP
5.25%, 07/15/30	25	25,265
5.38%, 02/15/32	30	30,431
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
Cousins Properties LP (continued)
4.88%, 03/01/33	$25	$ 24,340
5.88%, 10/01/34	50	51,150
Highwoods Realty LP
4.13%, 03/15/28	87	85,706
4.20%, 04/15/29	40	39,128
3.05%, 02/15/30	87	81,034
2.60%, 02/01/31	50	44,626
5.35%, 01/15/33(a)	25	24,862
Kilroy Realty LP
4.75%, 12/15/28	50	49,621
3.05%, 02/15/30	25	23,092
2.50%, 11/15/32	67	55,577
2.65%, 11/15/33	71	57,763
5.88%, 10/15/35(a)	100	98,838
Piedmont Operating Partnership LP
3.15%, 08/15/30(a)	87	79,818
2.75%, 04/01/32	35	29,969
5.63%, 01/15/33	25	24,893
		1,877,030
Oil, Gas & Consumable Fuels — 1.6%
Antero Resources Corp., 5.40%, 02/01/36	50	49,212
APA Corp.
6.10%, 02/15/35	25	25,792
5.35%, 07/01/49	125	108,622
6.75%, 02/15/55(a)	50	52,175
Boardwalk Pipelines LP
4.45%, 07/15/27	50	49,920
4.80%, 05/03/29	87	87,070
3.60%, 09/01/32	200	184,892
5.63%, 08/01/34	25	25,506
5.38%, 02/15/36	45	44,754
BP Capital Markets America, Inc.
5.02%, 11/17/27	200	201,788
3.94%, 09/21/28	87	85,982
4.23%, 11/06/28	171	169,893
4.70%, 04/10/29	125	125,471
4.97%, 10/17/29	75	75,868
4.87%, 11/25/29	75	75,656
3.63%, 04/06/30	171	165,305
1.75%, 08/10/30(a)	90	80,343
2.72%, 01/12/32	207	186,075
4.81%, 02/13/33	200	199,113
4.89%, 09/11/33(a)	160	159,289
4.99%, 04/10/34	100	99,888
5.23%, 11/17/34(a)	165	167,163
3.06%, 06/17/41	170	128,145
3.00%, 02/24/50	171	110,753
2.77%, 11/10/50	141	86,715
2.94%, 06/04/51	200	126,543
3.00%, 03/17/52	137	87,229
3.38%, 02/08/61(a)	298	191,910
BP Capital Markets PLC
3.28%, 09/19/27	187	184,850
3.72%, 11/28/28	121	118,780
Canadian Natural Resources Ltd.
2.95%, 07/15/30(a)	87	81,319
5.40%, 12/15/34(a)	75	75,799
6.50%, 02/15/37	200	215,445
6.25%, 03/15/38	75	79,129
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd. (continued)
4.95%, 06/01/47	$100	$ 88,593
Cenovus Energy, Inc.
4.65%, 03/20/31	50	49,360
2.65%, 01/15/32	74	66,063
5.40%, 03/20/36	50	49,533
5.25%, 06/15/37	53	51,401
6.75%, 11/15/39	100	110,038
5.40%, 06/15/47(a)	52	48,064
3.75%, 02/15/52(a)	91	64,810
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	87	84,125
2.74%, 12/31/39	87	74,109
Cheniere Energy Partners LP
4.50%, 10/01/29	200	198,668
4.00%, 03/01/31	200	192,411
3.25%, 01/31/32	200	183,293
5.95%, 06/30/33	100	104,408
5.75%, 08/15/34	100	103,080
5.55%, 10/30/35	130	132,054
5.35%, 11/30/36(b)	35	34,821
Cheniere Energy, Inc.
4.63%, 10/15/28	200	199,520
5.65%, 04/15/34	150	153,939
5.20%, 07/30/36(b)	55	54,155
6.00%, 07/30/56(b)	30	29,989
Chevron Corp.
2.24%, 05/11/30(a)	163	149,925
3.08%, 05/11/50	119	79,745
Chevron USA, Inc.
1.02%, 08/12/27	114	110,167
3.95%, 08/13/27	50	49,914
3.85%, 01/15/28	257	255,314
4.48%, 02/26/28	75	75,180
4.05%, 08/13/28	50	49,775
3.25%, 10/15/29	120	115,734
4.69%, 04/15/30(a)	75	75,522
4.30%, 10/15/30(a)	100	99,419
4.82%, 04/15/32	75	75,713
4.50%, 10/15/32	150	149,254
4.98%, 04/15/35	75	75,498
4.85%, 10/15/35(a)	75	74,764
2.34%, 08/12/50(a)	87	49,832
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	150	171,229
Columbia Pipeline Group, Inc., 5.80%, 06/01/45	100	99,175
ConocoPhillips, 6.50%, 02/01/39(a)	100	110,559
ConocoPhillips Co.
4.70%, 01/15/30	150	150,450
4.85%, 01/15/32	75	75,489
5.05%, 09/15/33(a)	70	70,909
5.00%, 01/15/35(a)	150	149,716
3.76%, 03/15/42	70	56,592
4.30%, 11/15/44	171	143,473
3.80%, 03/15/52	112	82,189
5.30%, 05/15/53	160	148,941
5.55%, 03/15/54(a)	150	145,037
5.50%, 01/15/55	115	110,210
4.03%, 03/15/62	200	145,710
5.70%, 09/15/63	50	48,525
5.65%, 01/15/65	125	120,360

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Continental Resources, Inc.
4.38%, 01/15/28	$121	$ 120,175
4.90%, 06/01/44(a)	87	71,302
DCP Midstream Operating LP
5.63%, 07/15/27	50	50,457
5.13%, 05/15/29(a)	50	50,561
5.60%, 04/01/44	100	96,290
Devon Energy Corp.
5.25%, 10/15/27	100	100,010
5.88%, 06/15/28(a)	112	112,008
4.38%, 03/15/29(b)	71	70,422
5.60%, 03/15/34(b)	50	51,251
5.20%, 09/15/34(a)	125	125,128
5.40%, 02/15/35(b)	100	100,392
5.60%, 07/15/41	87	85,713
4.75%, 05/15/42	181	161,300
5.00%, 06/15/45	87	77,972
5.75%, 09/15/54(a)	100	96,376
5.90%, 02/15/55(b)	135	133,055
Diamondback Energy, Inc.
3.50%, 12/01/29	121	116,695
5.15%, 01/30/30	100	101,396
3.13%, 03/24/31	65	60,455
6.25%, 03/15/33	30	31,898
5.40%, 04/18/34	140	142,007
5.55%, 04/01/35	90	91,781
6.25%, 03/15/53(a)	100	103,658
5.75%, 04/18/54(a)	155	150,690
5.90%, 04/18/64	120	117,055
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35	75	77,562
5.65%, 10/15/54	75	71,767
6.20%, 01/15/55	80	82,270
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29	121	114,363
4.60%, 12/15/44	150	127,957
Enbridge Energy Partners LP
5.50%, 09/15/40	100	98,277
7.38%, 10/15/45	70	81,166
Enbridge, Inc.
3.70%, 07/15/27	171	169,833
4.60%, 06/20/28	25	24,986
6.00%, 11/15/28	60	61,834
4.20%, 11/20/28	50	49,552
5.30%, 04/05/29(a)	80	81,317
3.13%, 11/15/29	80	76,165
4.90%, 06/20/30	50	50,169
6.20%, 11/15/30	35	36,840
4.50%, 02/15/31(a)	100	98,535
4.85%, 03/27/31	75	74,942
5.70%, 03/08/33	190	196,185
2.50%, 08/01/33	121	103,189
5.63%, 04/05/34	120	123,544
5.55%, 06/20/35	125	127,124
5.20%, 11/20/35	50	49,676
5.45%, 03/27/36	75	75,804
5.50%, 12/01/46	100	95,832
4.00%, 11/15/49	96	73,350
3.40%, 08/01/51	100	67,979
6.70%, 11/15/53	85	93,493
5.95%, 04/05/54(a)	150	150,387
Energy Transfer LP
4.00%, 10/01/27(a)	150	149,036
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
5.55%, 02/15/28	$100	$ 101,331
4.95%, 05/15/28	171	171,852
4.95%, 06/15/28	110	110,572
5.25%, 04/15/29	257	260,430
5.25%, 07/01/29	45	45,642
3.75%, 05/15/30(a)	171	164,673
6.40%, 12/01/30	40	42,336
4.55%, 01/15/31	150	148,067
5.75%, 02/15/33	135	139,773
6.55%, 12/01/33	130	140,655
5.55%, 05/15/34	100	101,583
5.60%, 09/01/34	175	178,601
4.90%, 03/15/35	87	84,692
5.70%, 04/01/35	100	102,633
5.35%, 01/15/36(a)	100	99,579
6.05%, 06/01/41	50	50,820
6.50%, 02/01/42	87	91,930
4.95%, 01/15/43	37	32,677
5.15%, 02/01/43	62	56,019
5.95%, 10/01/43	53	52,021
5.30%, 04/01/44	74	67,632
5.00%, 05/15/44	87	76,409
5.15%, 03/15/45	100	89,201
5.35%, 05/15/45	87	79,058
6.13%, 12/15/45	114	113,280
5.30%, 04/15/47	80	71,802
5.40%, 10/01/47	121	109,719
6.00%, 06/15/48	150	145,646
6.25%, 04/15/49	171	170,582
5.00%, 05/15/50	234	198,049
5.95%, 05/15/54	115	110,072
6.05%, 09/01/54	175	170,008
6.20%, 04/01/55	150	148,320
6.30%, 01/15/56	150	150,499
Enterprise Products Operating LLC
4.30%, 06/20/28	100	99,640
4.15%, 10/16/28	171	169,733
3.13%, 07/31/29	99	94,926
2.80%, 01/31/30	99	93,119
4.60%, 01/15/31(a)	185	184,409
5.35%, 01/31/33(a)	120	123,075
4.85%, 01/31/34	100	99,080
4.95%, 02/15/35	100	99,233
5.20%, 01/15/36	185	185,580
5.95%, 02/01/41	53	55,245
5.70%, 02/15/42	50	50,700
4.85%, 08/15/42	100	92,406
4.45%, 02/15/43	92	80,435
4.85%, 03/15/44	171	156,161
5.10%, 02/15/45	100	93,236
4.90%, 05/15/46	139	125,113
4.25%, 02/15/48	100	81,892
4.80%, 02/01/49	121	106,201
4.20%, 01/31/50	142	114,559
3.70%, 01/31/51(a)	75	55,267
3.20%, 02/15/52	121	80,134
3.30%, 02/15/53	129	86,353
4.95%, 10/15/54	50	44,424
5.55%, 02/16/55(a)	160	155,000
3.95%, 01/31/60	150	109,365
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(a)(c)	171	170,389
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (continued)
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	$130	$ 129,493
EOG Resources, Inc.
4.40%, 07/15/28	50	49,928
4.38%, 04/15/30	100	99,056
4.40%, 01/15/31	75	74,007
5.00%, 07/15/32	120	120,775
3.90%, 04/01/35	50	45,743
5.35%, 01/15/36	125	126,341
4.95%, 04/15/50(a)	87	77,731
5.65%, 12/01/54(a)	155	151,669
5.95%, 07/15/55	70	71,404
EQT Corp.
3.90%, 10/01/27	55	54,510
5.70%, 04/01/28	50	50,850
5.00%, 01/15/29	70	70,184
7.00%, 02/01/30	79	84,074
4.75%, 01/15/31	150	148,592
5.75%, 02/01/34	50	51,124
Equinor ASA
4.25%, 06/02/28	60	59,893
3.63%, 09/10/28	200	197,206
3.13%, 04/06/30	171	162,839
2.38%, 05/22/30	171	157,647
4.50%, 09/03/30(a)	25	24,933
5.13%, 06/03/35(a)	75	75,762
4.75%, 11/14/35	115	111,983
5.10%, 08/17/40	189	184,308
4.25%, 11/23/41	75	65,777
4.80%, 11/08/43(a)	200	184,894
3.25%, 11/18/49	130	89,999
3.70%, 04/06/50	171	128,448
Expand Energy Corp.
5.38%, 03/15/30	100	100,363
4.75%, 02/01/32	75	73,094
5.70%, 01/15/35	100	101,119
Exxon Mobil Corp.
2.44%, 08/16/29	87	82,149
3.48%, 03/19/30(a)	189	182,987
2.61%, 10/15/30	190	176,208
3.00%, 08/16/39	87	68,800
4.23%, 03/19/40	206	185,548
3.57%, 03/06/45	50	38,608
4.11%, 03/01/46	221	182,710
3.10%, 08/16/49(a)	207	139,763
4.33%, 03/19/50(a)	283	236,022
3.45%, 04/15/51	340	242,114
Helmerich & Payne, Inc.
4.65%, 12/01/27	25	24,954
4.85%, 12/01/29(a)	50	49,961
2.90%, 09/29/31	100	89,624
5.50%, 12/01/34	50	49,046
Hess Corp.
7.13%, 03/15/33	171	192,189
5.60%, 02/15/41	96	97,198
5.80%, 04/01/47	146	147,563
HF Sinclair Corp.
5.00%, 02/01/28	100	99,784
4.50%, 10/01/30	50	48,815
5.75%, 01/15/31	25	25,537
5.50%, 09/01/32	90	90,544
6.25%, 01/15/35	25	25,958
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	$121	$ 125,473
6.50%, 02/01/37	74	80,095
6.95%, 01/15/38	214	239,341
6.38%, 03/01/41	87	92,018
5.63%, 09/01/41	50	48,973
5.00%, 08/15/42	75	68,352
4.70%, 11/01/42	50	43,882
5.00%, 03/01/43	87	78,714
5.50%, 03/01/44	80	76,419
5.40%, 09/01/44	87	81,864
Kinder Morgan, Inc.
4.30%, 03/01/28	257	255,929
5.00%, 02/01/29	130	131,170
5.10%, 08/01/29	60	60,758
5.15%, 06/01/30	125	127,093
2.00%, 02/15/31	105	92,825
7.75%, 01/15/32	171	194,220
4.80%, 02/01/33	100	98,916
5.20%, 06/01/33(a)	160	162,190
5.40%, 02/01/34	100	101,929
5.30%, 12/01/34	87	87,645
5.55%, 06/01/45	164	157,570
5.05%, 02/15/46	75	67,501
5.20%, 03/01/48	64	58,226
3.25%, 08/01/50	50	33,161
3.60%, 02/15/51	191	134,602
5.45%, 08/01/52(a)	50	46,735
5.95%, 08/01/54(a)	90	90,342
Marathon Petroleum Corp.
3.80%, 04/01/28	71	70,050
5.15%, 03/01/30	50	50,671
5.70%, 03/01/35(a)	50	51,317
6.50%, 03/01/41	100	107,212
4.75%, 09/15/44	137	119,687
4.50%, 04/01/48	50	40,400
5.00%, 09/15/54(a)	75	64,246
MPLX LP
4.25%, 12/01/27	200	199,052
4.00%, 03/15/28	171	169,358
4.80%, 02/15/29	25	25,054
2.65%, 08/15/30	153	140,835
4.80%, 02/15/31	90	89,633
4.95%, 09/01/32	90	89,524
5.00%, 01/15/33(a)	75	74,507
5.00%, 03/01/33	55	54,586
5.50%, 06/01/34	175	176,925
5.40%, 04/01/35	100	99,926
5.40%, 09/15/35	200	199,448
5.30%, 04/01/36	75	73,928
4.50%, 04/15/38	150	135,854
5.20%, 03/01/47	75	67,690
5.20%, 12/01/47	87	77,927
4.70%, 04/15/48	150	124,596
5.50%, 02/15/49	121	111,511
4.95%, 03/14/52	149	125,705
5.65%, 03/01/53	25	23,321
5.95%, 04/01/55(a)	200	194,055
6.20%, 09/15/55	85	85,377
6.10%, 04/01/56(a)	70	69,280
4.90%, 04/15/58(a)	50	41,290
Occidental Petroleum Corp.
5.38%, 01/01/32(a)	85	86,698

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp. (continued)
5.55%, 10/01/34(a)	$150	$ 153,440
6.45%, 09/15/36	450	482,736
6.20%, 03/15/40	50	51,881
6.60%, 03/15/46(a)	100	106,742
6.05%, 10/01/54(a)	140	142,181
ONEOK Partners LP, 6.13%, 02/01/41	75	77,006
ONEOK, Inc.
4.00%, 07/13/27	100	99,468
4.25%, 09/24/27	150	149,443
4.55%, 07/15/28	87	86,865
5.65%, 11/01/28	50	51,029
4.35%, 03/15/29(a)	121	119,948
3.10%, 03/15/30	171	161,207
3.25%, 06/01/30	75	70,730
5.80%, 11/01/30	75	77,613
4.75%, 10/15/31	100	98,848
4.95%, 10/15/32	50	49,638
6.10%, 11/15/32	100	105,119
6.05%, 09/01/33	100	104,677
5.65%, 09/01/34	30	30,568
5.05%, 11/01/34	150	146,714
5.40%, 10/15/35	150	149,743
5.15%, 10/15/43	100	90,618
5.60%, 04/01/44	50	47,199
5.05%, 04/01/45	50	44,070
4.25%, 09/15/46	87	67,803
5.45%, 06/01/47	50	45,827
4.95%, 07/13/47	71	60,953
4.20%, 10/03/47	90	69,236
5.20%, 07/15/48	87	77,133
4.85%, 02/01/49	70	58,883
4.45%, 09/01/49	50	39,944
3.95%, 03/01/50	79	57,160
7.15%, 01/15/51(a)	50	55,432
6.63%, 09/01/53	150	157,216
5.70%, 11/01/54(a)	100	92,831
6.25%, 10/15/55	100	100,349
5.85%, 11/01/64	100	93,418
Ovintiv, Inc.
8.13%, 09/15/30	70	77,948
7.20%, 11/01/31	80	87,664
7.38%, 11/01/31	87	96,115
6.25%, 07/15/33(a)	40	42,078
6.50%, 08/15/34	87	92,934
6.63%, 08/15/37	50	53,508
7.10%, 07/15/53(a)	40	44,208
Patterson-UTI Energy, Inc., 5.15%, 11/15/29(a)	50	50,048
Phillips 66
3.90%, 03/15/28	75	74,148
2.15%, 12/15/30	71	63,686
4.65%, 11/15/34	133	128,876
5.88%, 05/01/42	124	125,688
4.88%, 11/15/44	214	190,653
3.30%, 03/15/52	118	77,476
Phillips 66 Co.
4.95%, 12/01/27(a)	70	70,437
3.15%, 12/15/29	65	61,873
5.25%, 06/15/31	75	76,311
5.30%, 06/30/33	110	111,448
4.95%, 03/15/35	50	49,272
4.68%, 02/15/45	50	42,754
4.90%, 10/01/46	67	58,443
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co. (continued)
5.65%, 06/15/54	$50	$ 47,274
5.50%, 03/15/55(a)	75	69,924
Pioneer Natural Resources Co.
1.90%, 08/15/30	206	184,889
2.15%, 01/15/31	100	89,672
Plains All American Pipeline LP, 5.95%, 06/15/35	130	133,722
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	171	164,614
3.80%, 09/15/30	100	95,953
4.70%, 01/15/31	85	84,265
5.70%, 09/15/34	100	102,159
5.60%, 01/15/36(a)	120	120,340
5.15%, 06/01/42	50	45,905
4.70%, 06/15/44	80	69,286
4.90%, 02/15/45(a)	100	88,380
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	171	169,831
4.50%, 05/15/30	191	189,153
5.90%, 09/15/37	57	59,111
Shell Finance U.S., Inc.
3.88%, 11/13/28(b)	121	119,438
2.38%, 11/07/29	121	113,285
2.75%, 04/06/30	175	164,211
4.13%, 11/06/30(a)	75	73,645
4.13%, 05/11/35	130	122,479
4.75%, 01/06/36	75	73,383
6.38%, 12/15/38(b)	275	300,533
5.50%, 03/25/40(b)	75	75,714
5.13%, 10/15/41(a)(b)	50	48,032
4.55%, 08/12/43	121	106,485
4.38%, 05/11/45	250	212,711
4.00%, 05/10/46	264	210,770
3.75%, 09/12/46	155	119,821
3.13%, 11/07/49(b)	112	75,762
3.25%, 04/06/50(a)	150	103,768
3.00%, 11/26/51(a)(b)	100	65,000
Shell International Finance BV
4.13%, 05/11/35	50	47,196
2.88%, 11/26/41	87	63,511
3.63%, 08/21/42	50	39,608
4.38%, 05/11/45(a)	50	42,621
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27	100	100,253
5.03%, 10/01/29	100	100,343
5.58%, 10/01/34	130	129,514
6.18%, 10/01/54	85	81,297
Spectra Energy Partners LP
5.95%, 09/25/43(a)	100	100,730
4.50%, 03/15/45	90	76,094
Suncor Energy, Inc.
6.85%, 06/01/39	87	96,223
4.00%, 11/15/47	146	111,964
3.75%, 03/04/51	129	93,404
Targa Resources Corp.
5.20%, 07/01/27	50	50,311
4.35%, 01/15/29	50	49,620
6.15%, 03/01/29	85	88,018
4.90%, 09/15/30(a)	75	75,165
4.35%, 04/15/31(a)	40	39,076
4.20%, 02/01/33	81	76,762
6.13%, 03/15/33	50	52,673
6.50%, 03/30/34	250	269,471
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp. (continued)
5.50%, 02/15/35	$100	$ 100,939
5.55%, 08/15/35	100	101,150
5.65%, 02/15/36	75	76,239
5.40%, 07/30/36	125	124,493
4.95%, 04/15/52	73	62,624
6.25%, 07/01/52	100	101,620
6.50%, 02/15/53	50	52,328
6.13%, 05/15/55(a)	120	119,753
6.05%, 05/15/56	30	29,674
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28(a)	171	170,856
5.50%, 03/01/30	104	104,843
4.88%, 02/01/31	104	103,602
4.00%, 01/15/32	104	98,624
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	100	104,911
TotalEnergies Capital International SA
3.46%, 02/19/29	100	97,602
2.83%, 01/10/30	50	47,206
2.99%, 06/29/41	100	74,820
3.46%, 07/12/49	87	61,951
3.13%, 05/29/50(a)	221	146,779
3.39%, 06/29/60(a)	171	111,758
TotalEnergies Capital SA
3.88%, 10/11/28	200	198,029
5.15%, 04/05/34	125	126,776
4.72%, 09/10/34	75	74,141
5.49%, 04/05/54(a)	175	169,086
5.28%, 09/10/54	75	70,657
5.64%, 04/05/64(a)	125	121,024
5.43%, 09/10/64	175	164,037
TotalEnergies Capital USA LLC
4.57%, 01/13/33	100	98,045
4.86%, 01/13/36	100	97,976
TransCanada PipeLines Ltd.
4.25%, 05/15/28(a)	330	327,875
4.10%, 04/15/30	357	348,905
4.63%, 03/01/34	180	173,995
5.60%, 03/31/34	87	88,874
5.85%, 03/15/36	50	52,077
6.20%, 10/15/37	70	74,327
7.25%, 08/15/38	87	99,498
7.63%, 01/15/39	87	102,276
6.10%, 06/01/40	50	52,277
5.00%, 10/16/43	50	46,454
4.88%, 05/15/48(a)	100	88,886
5.10%, 03/15/49(a)	100	93,663
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	130	128,647
3.25%, 05/15/30	50	47,476
5.10%, 03/15/36	125	123,748
4.45%, 08/01/42	87	75,644
3.95%, 05/15/50	87	66,611
5.75%, 03/15/56	30	29,567
Valero Energy Corp.
2.15%, 09/15/27	191	185,910
4.35%, 06/01/28	81	80,750
4.00%, 04/01/29	50	49,231
5.15%, 02/15/30	50	50,717
2.80%, 12/01/31	50	45,095
5.15%, 03/10/36	70	68,900
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. (continued)
6.63%, 06/15/37	$75	$ 82,421
4.90%, 03/15/45	87	76,901
3.65%, 12/01/51	175	121,981
4.00%, 06/01/52(a)	51	37,959
Valero Energy Partners LP, 4.50%, 03/15/28	87	86,890
Viper Energy Partners LLC
4.90%, 08/01/30(a)	50	49,834
5.70%, 08/01/35	110	111,752
Western Midstream Operating LP
4.50%, 03/01/28	25	24,889
4.75%, 08/15/28(a)	75	74,841
4.05%, 02/01/30	120	116,247
4.80%, 03/01/31	50	49,448
6.15%, 04/01/33	100	104,302
5.45%, 11/15/34	50	49,733
5.50%, 12/15/35	30	29,684
5.70%, 07/01/36	50	50,090
5.45%, 04/01/44	175	159,391
5.30%, 03/01/48	50	43,533
5.25%, 02/01/50(a)	100	86,757
Williams Cos., Inc.
5.30%, 08/15/28	200	202,886
4.90%, 03/15/29	100	100,601
4.80%, 11/15/29	25	25,098
4.63%, 06/30/30	90	89,560
3.50%, 11/15/30	100	94,925
2.60%, 03/15/31	211	190,944
4.65%, 08/15/32	200	197,014
5.65%, 03/15/33	125	128,684
5.15%, 03/15/34	150	149,871
5.60%, 03/15/35	150	153,050
5.30%, 09/30/35	100	99,761
5.15%, 03/15/36	125	122,858
6.30%, 04/15/40	87	92,451
5.40%, 03/04/44	71	67,437
5.75%, 06/24/44	75	74,152
4.90%, 01/15/45	50	44,204
5.10%, 09/15/45	105	95,534
4.85%, 03/01/48	87	75,440
3.50%, 10/15/51	75	51,893
5.30%, 08/15/52	130	118,728
5.80%, 11/15/54	100	97,530
6.00%, 03/15/55(a)	25	25,017
5.95%, 03/15/56(a)	115	113,896
Woodside Finance Ltd.
4.90%, 05/19/28	50	50,158
5.40%, 05/19/30	100	101,636
5.70%, 05/19/32(a)	50	51,462
5.10%, 09/12/34	100	98,308
6.00%, 05/19/35(a)	150	155,809
5.70%, 09/12/54(a)	100	95,815
		53,218,527
Passenger Airlines — 0.1%
American Airlines 2025-1 Class A Pass Through Trust, Series 2025-1, Class A, 4.90%, 11/11/39	150	146,148
American Airlines Pass-Through Trust
Series 2015-2, Class AA, 3.60%, 03/22/29	53	51,836
Series 2016-2, Class AA, 3.20%, 12/15/29	49	47,430
Series 2017-1, Class AA, 3.65%, 02/15/29	57	55,447
Series 2019-1, Class AA, 3.15%, 08/15/33(a)	48	44,903

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
American Airlines Pass-Through Trust (continued)
Series 2021-1, Class A, 2.88%, 01/11/36	$139	$ 125,033
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 2.00%, 12/10/29	32	30,956
Delta Air Lines, Inc.
4.95%, 07/10/28	200	200,735
3.75%, 10/28/29	50	48,261
5.25%, 07/10/30	100	101,091
JetBlue Pass-Through Trust
Series 1A, Class A, 4.00%, 05/15/34(a)	32	30,332
Series 2019-1, Class AA, 2.75%, 11/15/33	112	99,697
Southwest Airlines Co.
4.38%, 11/15/28	75	74,415
2.63%, 02/10/30(a)	141	130,498
5.25%, 11/15/35	75	72,603
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30(a)	48	46,990
Series 2019-1, Class AA, 4.15%, 02/25/33(a)	92	88,987
Series 2019-2, Class AA, 2.70%, 11/01/33	128	116,402
Series 2020-1, Class A, 5.88%, 04/15/29(a)	95	96,649
Series 2023-1, Class A, 5.80%, 07/15/37(a)	113	117,187
Series 2024-1, Class A, 5.88%, 08/15/38(a)	23	23,566
Series 2024-1, Class AA, 5.45%, 08/15/38(a)	70	71,663
		1,820,829
Personal Care Products — 0.1%
Colgate-Palmolive Co.
3.10%, 08/15/27	115	113,740
4.60%, 03/01/28	20	20,121
4.20%, 05/01/30	45	44,789
3.25%, 08/15/32(a)	65	60,847
4.60%, 03/01/33(a)	20	20,155
4.00%, 08/15/45(a)	50	42,314
3.70%, 08/01/47	80	61,827
Estee Lauder Cos., Inc.
4.38%, 05/15/28	50	49,875
2.38%, 12/01/29	69	64,059
2.60%, 04/15/30(a)	87	81,070
4.65%, 05/15/33	100	98,136
5.00%, 02/14/34(a)	25	24,976
4.38%, 06/15/45	50	41,864
4.15%, 03/15/47	87	69,394
3.13%, 12/01/49	69	45,548
5.15%, 05/15/53(a)	100	90,518
Haleon U.S. Capital LLC
3.38%, 03/24/29	265	256,710
3.63%, 03/24/32	338	316,609
4.00%, 03/24/52(a)	250	196,433
Kenvue, Inc.
5.05%, 03/22/28	120	121,155
5.00%, 03/22/30	90	91,084
4.85%, 05/22/32(a)	50	50,253
4.90%, 03/22/33	110	110,421
5.10%, 03/22/43	70	66,780
5.05%, 03/22/53(a)	135	123,241
5.20%, 03/22/63	105	95,450
Procter & Gamble Co.
2.85%, 08/11/27	87	85,722
3.95%, 01/26/28(a)	100	99,595
4.35%, 01/29/29	50	50,193
4.15%, 10/24/29(a)	50	49,959
3.00%, 03/25/30	171	162,889
4.05%, 05/01/30	75	74,424
Security	Par (000)	Value
Personal Care Products (continued)
Procter & Gamble Co. (continued)
1.20%, 10/29/30	$125	$ 109,493
1.95%, 04/23/31	121	108,251
2.30%, 02/01/32(a)	100	89,975
4.10%, 11/03/32(a)	50	48,893
4.05%, 01/26/33(a)	100	98,340
4.55%, 01/29/34	50	49,836
4.55%, 10/24/34(a)	50	50,104
4.60%, 05/01/35(a)	75	74,561
4.35%, 11/03/35(a)	50	48,401
3.55%, 03/25/40(a)	87	74,311
3.60%, 03/25/50	171	132,250
Unilever Capital Corp.
3.50%, 03/22/28	150	147,998
4.88%, 09/08/28	100	101,054
2.13%, 09/06/29	174	162,484
1.38%, 09/14/30	100	88,315
1.75%, 08/12/31(a)	174	151,740
5.00%, 12/08/33	100	101,701
4.63%, 08/12/34	200	196,771
Series 30Y, 2.63%, 08/12/51(a)	100	61,687
		4,776,316
Pharmaceuticals — 1.2%
AbbVie, Inc.
3.78%, 03/03/28	95	94,050
4.65%, 03/15/28	150	150,645
4.25%, 11/14/28(a)	227	226,196
4.80%, 03/15/29	275	277,132
3.20%, 11/21/29	650	622,401
4.88%, 03/15/30	100	101,101
4.13%, 03/15/31	70	68,497
4.95%, 03/15/31	170	172,409
4.40%, 03/15/33	100	97,846
5.05%, 03/15/34	331	334,571
4.55%, 03/15/35	210	203,672
5.20%, 03/15/35	155	157,528
4.50%, 05/14/35	249	239,909
4.75%, 03/15/36	80	78,268
4.30%, 05/14/36(a)	120	113,294
4.05%, 11/21/39	333	293,440
4.63%, 10/01/42	100	90,486
4.40%, 11/06/42	240	210,993
5.35%, 03/15/44(a)	70	68,384
4.85%, 06/15/44	114	104,639
4.75%, 03/15/45	116	104,740
4.70%, 05/14/45	227	203,444
4.45%, 05/14/46	164	140,863
4.88%, 11/14/48	171	153,665
4.25%, 11/21/49	550	448,987
5.40%, 03/15/54	330	317,117
5.60%, 03/15/55	85	84,265
5.55%, 03/15/56	35	34,434
5.50%, 03/15/64	135	129,834
5.65%, 03/15/66(a)	130	128,187
Astrazeneca Finance LLC
4.88%, 03/03/28	100	100,834
1.75%, 05/28/28	99	94,367
4.85%, 02/26/29(a)	150	151,530
4.90%, 03/03/30	50	50,659
4.90%, 02/26/31	100	101,311
4.00%, 03/02/31	45	43,918
2.25%, 05/28/31	80	71,857
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Astrazeneca Finance LLC (continued)
4.30%, 03/02/33	$50	$ 48,699
4.88%, 03/03/33	50	50,362
5.00%, 02/26/34	200	201,992
4.60%, 03/02/36	50	48,480
AstraZeneca PLC
4.00%, 01/17/29	107	106,006
1.38%, 08/06/30	139	122,721
6.45%, 09/15/37	275	305,372
4.00%, 09/18/42	100	84,822
4.38%, 11/16/45(a)	113	98,514
4.38%, 08/17/48	105	90,479
3.00%, 05/28/51(a)	100	67,090
Becton Dickinson & Co.
4.69%, 02/13/28	95	95,152
4.87%, 02/08/29	100	100,572
2.82%, 05/20/30	82	76,552
1.96%, 02/11/31	185	163,531
4.30%, 08/22/32(a)	80	77,524
5.11%, 02/08/34	60	60,210
Bristol-Myers Squibb Co.
1.13%, 11/13/27	175	167,977
3.45%, 11/15/27	25	24,745
4.90%, 02/22/29(a)	100	101,354
3.40%, 07/26/29	199	193,316
1.45%, 11/13/30	130	114,383
5.75%, 02/01/31	100	104,547
5.10%, 02/22/31	235	239,570
2.95%, 03/15/32	230	210,138
5.90%, 11/15/33	37	39,320
5.20%, 02/22/34	205	209,060
4.13%, 06/15/39	187	166,713
2.35%, 11/13/40	100	70,135
3.55%, 03/15/42	75	59,648
5.50%, 02/22/44(a)	30	29,856
4.63%, 05/15/44	150	133,522
5.00%, 08/15/45	70	64,764
4.35%, 11/15/47	140	116,493
4.55%, 02/20/48	135	115,343
4.25%, 10/26/49	450	365,716
2.55%, 11/13/50(a)	100	58,943
3.70%, 03/15/52(a)	257	188,363
5.55%, 02/22/54	230	224,612
3.90%, 03/15/62(a)	121	86,889
5.65%, 02/22/64	50	49,152
Cardinal Health, Inc.
5.13%, 02/15/29	25	25,291
5.00%, 11/15/29	85	85,829
4.50%, 09/15/30	100	99,172
5.35%, 11/15/34	138	139,625
5.15%, 09/15/35(a)	50	49,939
4.60%, 03/15/43	50	43,723
4.90%, 09/15/45	100	89,338
4.37%, 06/15/47	87	71,950
5.75%, 11/15/54	25	24,850
Cencora, Inc.
3.45%, 12/15/27	130	128,055
4.63%, 12/15/27	25	25,033
3.95%, 02/13/29(a)	50	49,151
4.85%, 12/15/29	75	75,451
2.80%, 05/15/30	71	66,217
2.70%, 03/15/31	137	124,894
4.60%, 02/13/33	30	29,349
Security	Par (000)	Value
Pharmaceuticals (continued)
Cencora, Inc. (continued)
5.13%, 02/15/34(a)	$50	$ 50,177
5.15%, 02/15/35	100	99,857
4.90%, 02/13/36(a)	75	73,074
4.25%, 03/01/45	87	72,119
4.30%, 12/15/47(a)	50	41,361
5.65%, 02/13/56(a)	35	34,453
CVS Health Corp.
1.30%, 08/21/27	282	272,027
4.30%, 03/25/28	445	442,629
5.00%, 01/30/29	100	100,906
5.40%, 06/01/29(a)	125	127,720
3.25%, 08/15/29	191	182,900
5.13%, 02/21/30	180	182,033
3.75%, 04/01/30	148	143,103
1.75%, 08/21/30	103	91,362
5.25%, 01/30/31(a)	75	76,271
1.88%, 02/28/31	112	98,236
5.55%, 06/01/31	125	128,726
2.13%, 09/15/31(a)	79	69,071
5.00%, 09/15/32	75	75,167
5.25%, 02/21/33(a)	180	182,998
5.30%, 06/01/33	100	101,432
5.70%, 06/01/34	125	129,033
4.88%, 07/20/35	71	68,828
5.45%, 09/15/35(a)	150	151,940
4.78%, 03/25/38(a)	427	400,338
4.13%, 04/01/40	90	76,742
2.70%, 08/21/40	50	35,423
5.30%, 12/05/43	100	93,270
6.00%, 06/01/44	75	75,741
5.13%, 07/20/45	369	334,198
5.05%, 03/25/48(a)	650	574,128
4.25%, 04/01/50	104	81,389
5.63%, 02/21/53	130	122,769
5.88%, 06/01/53(a)	150	146,618
6.05%, 06/01/54	125	125,055
6.20%, 09/15/55(a)	125	127,893
6.00%, 06/01/63(a)	100	97,707
6.25%, 09/15/65	65	65,635
Eli Lilly & Co.
4.15%, 08/14/27	75	74,914
4.55%, 02/12/28(a)	75	75,315
4.00%, 10/15/28	120	119,212
4.50%, 02/09/29(a)	100	100,527
3.38%, 03/15/29	121	118,066
4.15%, 05/20/29	50	49,740
4.20%, 08/14/29	115	114,399
4.75%, 02/12/30	75	75,794
4.25%, 03/15/31(a)	75	74,283
4.38%, 05/20/31	150	148,846
4.90%, 02/12/32	75	76,026
4.55%, 10/15/32	105	104,381
4.70%, 02/27/33(a)	75	75,187
4.65%, 05/20/33	85	84,533
4.70%, 02/09/34	150	148,951
4.60%, 08/14/34	195	192,795
5.10%, 02/12/35	125	126,963
4.90%, 10/15/35	125	124,741
4.85%, 05/20/36	250	247,522
3.70%, 03/01/45	71	56,548
3.95%, 03/15/49	100	79,808
2.25%, 05/15/50	100	57,212

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Eli Lilly & Co. (continued)
4.88%, 02/27/53	$145	$ 131,123
5.00%, 02/09/54	120	110,741
5.05%, 08/14/54	135	125,396
5.50%, 02/12/55(a)	90	89,442
5.55%, 10/15/55	130	129,929
5.60%, 05/20/56	135	135,588
4.15%, 03/15/59	100	79,021
2.50%, 09/15/60	104	56,525
4.95%, 02/27/63	100	89,149
5.10%, 02/09/64	200	182,624
5.20%, 08/14/64	75	69,606
5.60%, 02/12/65	80	79,309
5.65%, 10/15/65	110	110,121
5.70%, 05/20/66	60	60,325
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	121	117,820
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	171	169,759
4.50%, 04/15/30	100	100,126
5.38%, 04/15/34	87	89,610
4.88%, 04/15/35	100	99,164
6.38%, 05/15/38	200	220,176
4.20%, 03/18/43	104	89,917
Johnson & Johnson
0.95%, 09/01/27(a)	175	168,899
2.90%, 01/15/28(a)	171	168,022
4.55%, 03/01/28	60	60,329
4.80%, 06/01/29	100	101,751
4.70%, 03/01/30	125	126,555
1.30%, 09/01/30(a)	150	132,944
4.90%, 06/01/31(a)	100	102,232
4.85%, 03/01/32	75	76,635
4.38%, 12/05/33(a)	87	86,335
4.95%, 06/01/34	100	102,641
5.00%, 03/01/35(a)	135	138,401
3.55%, 03/01/36	130	117,936
3.63%, 03/03/37	87	77,893
5.95%, 08/15/37	200	219,327
3.40%, 01/15/38	150	129,947
2.10%, 09/01/40	100	69,992
4.50%, 09/01/40	159	150,464
4.50%, 12/05/43(a)	80	74,079
3.70%, 03/01/46	137	109,422
3.50%, 01/15/48	214	162,008
2.25%, 09/01/50(a)	100	58,038
5.25%, 06/01/54(a)	115	114,774
2.45%, 09/01/60	107	57,994
McKesson Corp.
3.95%, 02/16/28(a)	100	99,228
4.25%, 09/15/29	25	24,757
4.65%, 05/30/30	75	75,022
4.95%, 05/30/32(a)	75	75,647
5.25%, 05/30/35	125	127,095
Mead Johnson Nutrition Co., 4.60%, 06/01/44	87	76,896
Merck & Co., Inc.
3.85%, 09/15/27	100	99,576
4.05%, 05/17/28	45	44,869
4.30%, 05/22/28	150	149,878
1.90%, 12/10/28	65	61,324
3.40%, 03/07/29	150	146,294
3.85%, 03/15/29	45	44,451
4.30%, 05/17/30	80	79,494
1.45%, 06/24/30	107	95,156
Security	Par (000)	Value
Pharmaceuticals (continued)
Merck & Co., Inc. (continued)
4.15%, 09/15/30(a)	$100	$ 98,816
4.15%, 03/15/31	75	73,578
4.65%, 05/22/31	50	50,082
2.15%, 12/10/31	200	176,508
4.55%, 09/15/32(a)	100	99,277
4.45%, 12/04/32	85	83,662
4.50%, 05/17/33	120	118,633
4.95%, 05/22/33	150	150,984
4.95%, 09/15/35	200	199,511
4.75%, 12/04/35	145	142,080
5.20%, 05/22/36	130	131,612
6.55%, 09/15/37	250	281,779
3.90%, 03/07/39	87	76,682
2.35%, 06/24/40	100	71,208
4.15%, 05/18/43	130	110,774
4.90%, 05/17/44	60	55,523
3.70%, 02/10/45	160	125,775
5.50%, 03/15/46	60	59,302
5.75%, 05/22/46	50	50,876
4.00%, 03/07/49	121	96,276
2.45%, 06/24/50	171	100,354
2.75%, 12/10/51	200	122,689
5.00%, 05/17/53	195	177,666
5.70%, 09/15/55	100	100,617
5.55%, 12/04/55	140	137,490
5.85%, 05/22/56	55	56,332
2.90%, 12/10/61	171	98,921
5.15%, 05/17/63	135	122,732
5.70%, 12/04/65(a)	125	123,920
Merck Sharp & Dohme LLC, 5.75%, 11/15/36(a)	80	85,171
Mylan, Inc.
4.55%, 04/15/28(a)	140	139,121
5.40%, 11/29/43	87	76,749
5.20%, 04/15/48	96	79,858
Novartis Capital Corp.
3.90%, 11/05/28	75	74,274
4.10%, 03/16/29(a)	90	89,298
3.80%, 09/18/29	125	122,693
2.20%, 08/14/30	171	156,611
4.10%, 11/05/30	205	201,403
4.40%, 03/18/31	105	104,228
4.00%, 09/18/31(a)	75	73,298
4.30%, 11/05/32	75	73,391
4.60%, 03/18/33	160	158,528
4.20%, 09/18/34(a)	145	139,536
4.60%, 11/05/35	105	102,583
4.90%, 03/18/36	175	173,917
3.70%, 09/21/42	50	40,930
4.40%, 05/06/44	214	188,545
5.20%, 11/05/45	40	38,591
4.00%, 11/20/45	130	107,472
5.60%, 03/18/46(a)	90	90,871
2.75%, 08/14/50	90	57,132
4.70%, 09/18/54	95	83,670
5.30%, 11/05/55(a)	40	38,555
5.70%, 03/18/56	45	45,856
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28	390	390,283
4.65%, 05/19/30	350	351,081
4.75%, 05/19/33	455	450,628
5.11%, 05/19/43	250	236,885
5.30%, 05/19/53	530	499,300
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. (continued)
5.34%, 05/19/63	$315	$ 289,793
Pfizer, Inc.
3.88%, 11/15/27	70	69,666
3.60%, 09/15/28(a)	91	89,695
3.45%, 03/15/29	140	136,741
2.63%, 04/01/30	121	113,073
1.70%, 05/28/30	92	82,716
4.20%, 11/15/30(a)	120	118,456
1.75%, 08/18/31(a)	121	105,653
4.50%, 11/15/32	125	123,297
4.88%, 11/15/35	125	123,571
4.00%, 12/15/36(a)	87	79,803
4.10%, 09/15/38	71	64,198
3.90%, 03/15/39	87	75,661
7.20%, 03/15/39	284	332,799
2.55%, 05/28/40	86	62,423
5.60%, 09/15/40	50	51,216
4.30%, 06/15/43	87	74,772
4.40%, 05/15/44	87	75,892
4.13%, 12/15/46	127	104,312
4.20%, 09/15/48	87	71,027
4.00%, 03/15/49	121	95,350
2.70%, 05/28/50(a)	140	86,788
5.60%, 11/15/55(a)	50	49,638
5.70%, 11/15/65(a)	50	48,998
Sanofi SA
3.75%, 11/03/27	50	49,720
3.63%, 06/19/28	141	139,266
3.80%, 11/03/28	50	49,364
4.20%, 11/03/32	100	97,797
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	200	201,455
2.05%, 03/31/30	200	181,750
5.30%, 07/05/34	200	202,296
3.03%, 07/09/40	200	151,735
5.65%, 07/05/44(a)	200	198,641
3.18%, 07/09/50	200	133,120
3.38%, 07/09/60	250	160,455
Takeda U.S. Financing, Inc.
5.20%, 07/07/35	200	199,566
5.90%, 07/07/55(a)	200	201,926
Utah Acquisition Sub, Inc., 5.25%, 06/15/46(a)	87	73,608
Viatris, Inc.
2.70%, 06/22/30	200	182,526
3.85%, 06/22/40	171	134,457
4.00%, 06/22/50	150	102,969
Wyeth LLC
6.50%, 02/01/34	87	95,337
5.95%, 04/01/37	87	92,370
Zoetis, Inc.
3.00%, 09/12/27	25	24,597
4.15%, 08/17/28(a)	50	49,666
3.90%, 08/20/28(a)	121	119,515
2.00%, 05/15/30(a)	71	64,231
5.00%, 08/17/35(a)	100	98,766
4.70%, 02/01/43	71	63,495
3.95%, 09/12/47	87	67,854
Security	Par (000)	Value
Pharmaceuticals (continued)
Zoetis, Inc. (continued)
4.45%, 08/20/48	$87	$ 72,779
3.00%, 05/15/50	71	46,324
		39,491,085
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.80%, 06/15/30	100	99,971
2.50%, 04/01/31	107	96,070
4.90%, 01/15/33	50	49,279
5.95%, 08/15/34	25	26,049
5.50%, 06/15/35	50	50,548
5.25%, 06/01/36	50	49,305
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	25	26,187
		397,409
Residential REITs — 0.1%
Essential Properties LP
2.95%, 07/15/31	41	37,033
5.40%, 12/01/35	25	24,746
NNN REIT, Inc.
3.50%, 10/15/27	25	24,685
4.60%, 02/15/31	25	24,768
5.60%, 10/15/33	50	51,431
5.50%, 06/15/34	50	51,008
3.10%, 04/15/50	121	78,591
3.00%, 04/15/52(a)	82	51,952
Realty Income Corp.
3.95%, 08/15/27	87	86,598
3.40%, 01/15/28(a)	87	85,565
3.65%, 01/15/28	50	49,389
2.20%, 06/15/28	75	71,774
4.70%, 12/15/28(a)	40	40,100
3.95%, 02/01/29	50	49,256
4.75%, 02/15/29(a)	50	50,214
3.25%, 06/15/29(a)	48	46,241
4.00%, 07/15/29	75	73,625
3.10%, 12/15/29(a)	87	82,845
3.40%, 01/15/30	87	83,311
3.25%, 01/15/31	116	109,086
2.70%, 02/15/32	50	44,658
5.63%, 10/13/32	90	93,367
2.85%, 12/15/32	100	88,935
4.50%, 02/01/33	50	48,646
1.80%, 03/15/33(a)	72	59,654
4.75%, 04/15/33	35	34,547
4.90%, 07/15/33(a)	60	59,645
5.13%, 02/15/34	50	50,148
5.13%, 04/15/35	100	100,020
4.65%, 03/15/47	50	43,930
5.38%, 09/01/54(a)	50	48,521
Store Capital LLC
4.63%, 03/15/29	75	74,167
5.40%, 04/30/30	50	50,340
4.95%, 02/11/31	25	24,683
2.70%, 12/01/31	87	76,631
Tanger Properties LP, 3.88%, 07/15/27	171	169,885
		2,239,995
Retail REITs — 0.0%
Simon Property Group LP
1.75%, 02/01/28	50	47,970

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail REITs (continued)
Simon Property Group LP (continued)
2.45%, 09/13/29	$137	$ 128,387
2.65%, 07/15/30(a)	71	65,840
4.38%, 10/01/30	45	44,564
4.30%, 01/15/31	50	49,170
2.25%, 01/15/32	71	62,152
2.65%, 02/01/32(a)	150	133,991
5.50%, 03/08/33	100	103,333
6.25%, 01/15/34	50	53,628
4.75%, 09/26/34	105	102,556
5.13%, 10/01/35	75	75,151
4.75%, 03/15/42	74	67,871
4.25%, 10/01/44	87	73,246
4.25%, 11/30/46	87	71,974
3.25%, 09/13/49(a)	114	78,224
3.80%, 07/15/50(a)	50	37,665
5.85%, 03/08/53(a)	100	101,400
6.65%, 01/15/54	35	39,240
		1,336,362
Semiconductors & Semiconductor Equipment — 0.6%
Advanced Micro Devices, Inc.
4.32%, 03/24/28	50	50,021
3.92%, 06/01/32	75	72,412
4.39%, 06/01/52	85	71,304
Analog Devices, Inc.
4.25%, 06/15/28	75	74,760
1.70%, 10/01/28	80	75,336
4.50%, 06/15/30	50	49,878
2.10%, 10/01/31	125	110,040
5.05%, 04/01/34	50	50,532
2.80%, 10/01/41	99	71,930
2.95%, 10/01/51(a)	165	106,660
5.30%, 04/01/54(a)	50	47,622
Applied Materials, Inc.
4.80%, 06/15/29	85	85,962
1.75%, 06/01/30	72	64,813
4.00%, 01/15/31	50	48,788
4.60%, 01/15/36	50	48,468
5.85%, 06/15/41	75	78,615
4.35%, 04/01/47	130	111,470
2.75%, 06/01/50(a)	87	55,830
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	87	85,840
Broadcom, Inc.
1.95%, 02/15/28	117	112,566
4.80%, 04/15/28	100	100,559
4.00%, 04/15/29(b)	95	93,551
4.75%, 04/15/29	175	176,006
4.35%, 02/15/30	120	118,799
5.05%, 04/15/30	75	76,114
4.60%, 07/15/30	160	159,457
4.20%, 10/15/30	70	68,618
4.15%, 11/15/30	150	146,841
4.30%, 01/15/31	45	44,266
2.45%, 02/15/31	250	226,197
5.15%, 11/15/31	115	117,016
4.15%, 04/15/32(b)	108	103,944
5.20%, 04/15/32	75	76,424
4.90%, 07/15/32	175	175,573
4.30%, 11/15/32	181	175,315
4.60%, 01/15/33	100	98,094
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. (continued)
2.60%, 02/15/33	$175	$ 152,122
3.42%, 04/15/33	202	184,140
3.47%, 04/15/34	269	241,559
4.80%, 10/15/34	210	205,530
5.20%, 07/15/35	275	275,924
3.14%, 11/15/35(b)	357	303,257
4.95%, 01/15/36	140	137,508
4.80%, 02/15/36	175	169,828
3.19%, 11/15/36(b)	350	293,249
3.50%, 02/15/41(a)	279	222,921
3.75%, 02/15/51	175	129,920
5.70%, 01/15/56(a)	150	148,833
4.55%, 02/15/32	105	103,584
Intel Corp.
3.75%, 08/05/27	150	148,836
4.88%, 02/10/28	190	190,656
1.60%, 08/12/28	88	82,799
4.00%, 08/05/29	100	98,156
2.45%, 11/15/29	171	159,101
5.13%, 02/10/30	110	111,330
3.90%, 03/25/30	150	145,701
5.00%, 02/21/31	45	45,345
4.65%, 06/01/31	180	178,252
2.00%, 08/12/31	87	75,798
4.15%, 08/05/32	100	95,891
4.00%, 12/15/32	100	94,425
5.20%, 02/10/33	210	212,314
5.00%, 08/15/33(a)	190	188,546
5.15%, 02/21/34(a)	110	110,057
5.30%, 05/15/36	235	233,824
4.60%, 03/25/40(a)	100	90,052
2.80%, 08/12/41	63	44,173
5.63%, 02/10/43(a)	45	43,719
4.90%, 07/29/45	100	87,160
4.10%, 05/19/46	127	98,364
4.10%, 05/11/47	87	66,384
3.73%, 12/08/47	190	136,787
3.25%, 11/15/49	200	130,219
4.75%, 03/25/50	200	166,169
3.05%, 08/12/51(a)	120	75,071
4.90%, 08/05/52	150	126,070
5.70%, 02/10/53	205	193,327
5.60%, 02/21/54	130	121,582
6.13%, 05/15/56	205	204,727
3.10%, 02/15/60	112	63,931
4.95%, 03/25/60	96	79,707
3.20%, 08/12/61	63	36,748
5.05%, 08/05/62(a)	100	83,448
5.90%, 02/10/63(a)	160	153,074
6.20%, 05/15/66	150	149,482
KLA Corp.
4.10%, 03/15/29	87	86,189
4.65%, 07/15/32	50	49,900
4.70%, 02/01/34(a)	50	49,407
5.00%, 03/15/49	50	45,737
3.30%, 03/01/50	84	58,311
4.95%, 07/15/52(a)	165	149,607
5.25%, 07/15/62(a)	75	69,808
Lam Research Corp.
4.00%, 03/15/29	75	74,171
1.90%, 06/15/30	91	82,356
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. (continued)
4.88%, 03/15/49	$171	$ 155,734
2.88%, 06/15/50(a)	76	48,982
Marvell Technology, Inc.
2.45%, 04/15/28	371	357,315
4.75%, 07/15/30	50	49,888
2.95%, 04/15/31	82	75,372
5.45%, 07/15/35	50	50,689
5.30%, 04/15/36	75	74,620
Microchip Technology, Inc.
4.90%, 03/15/28	75	75,374
5.05%, 03/15/29	50	50,388
5.05%, 02/15/30	150	150,628
Micron Technology, Inc.
2.70%, 04/15/32	120	107,512
3.37%, 11/01/41(a)	87	67,902
3.48%, 11/01/51	87	62,044
NVIDIA Corp.
1.55%, 06/15/28	125	118,469
4.25%, 06/15/28(a)	300	299,385
4.35%, 06/15/29	300	299,096
2.85%, 04/01/30(a)	114	107,850
2.00%, 06/15/31	121	107,946
4.50%, 06/15/31	475	473,318
4.75%, 06/15/33	300	299,142
4.95%, 06/15/36	475	470,835
3.50%, 04/01/40	122	101,343
5.55%, 06/15/46	450	446,657
3.50%, 04/01/50(a)	207	151,667
5.63%, 06/15/56	450	446,672
3.70%, 04/01/60(a)	52	37,557
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/28	40	39,704
4.30%, 06/18/29	121	119,674
3.40%, 05/01/30	80	76,198
2.50%, 05/11/31	99	88,698
2.65%, 02/15/32	67	59,388
4.85%, 08/19/32	25	24,660
5.00%, 01/15/33	112	111,760
5.25%, 08/19/35	75	75,024
3.25%, 05/11/41	87	66,124
3.13%, 02/15/42	87	63,327
3.25%, 11/30/51	75	49,751
Qorvo, Inc., 4.38%, 10/15/29	96	92,537
QUALCOMM, Inc.
1.30%, 05/20/28	184	173,896
2.15%, 05/20/30	105	96,040
4.50%, 05/20/30	50	49,982
1.65%, 05/20/32(a)	142	120,345
4.25%, 05/20/32	52	51,019
4.75%, 05/20/32	50	50,077
5.40%, 05/20/33	100	103,548
4.65%, 05/20/35(a)	87	85,118
5.00%, 05/20/35(a)	50	49,794
4.80%, 05/20/45	180	160,561
4.30%, 05/20/47	132	107,503
3.25%, 05/20/50	90	60,828
4.50%, 05/20/52	133	110,028
6.00%, 05/20/53	100	102,128
Skyworks Solutions, Inc., 3.00%, 06/01/31	67	60,107
Texas Instruments, Inc.
2.90%, 11/03/27(a)	75	73,737
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
4.60%, 02/15/28(a)	$35	$ 35,152
4.60%, 02/08/29	25	25,173
2.25%, 09/04/29	68	63,637
1.75%, 05/04/30	75	67,762
4.50%, 05/23/30(a)	50	49,987
1.90%, 09/15/31	98	85,956
3.65%, 08/16/32(a)	50	47,524
4.90%, 03/14/33(a)	30	30,386
4.85%, 02/08/34(a)	25	25,085
5.10%, 05/23/35(a)	50	50,403
3.88%, 03/15/39	121	105,851
4.15%, 05/15/48	121	99,333
4.10%, 08/16/52	25	19,897
5.00%, 03/14/53(a)	80	73,087
5.15%, 02/08/54(a)	175	164,504
5.05%, 05/18/63(a)	170	151,691
TSMC Arizona Corp.
2.50%, 10/25/31	390	352,053
4.25%, 04/22/32	200	197,378
3.13%, 10/25/41	200	161,694
4.50%, 04/22/52(a)	200	186,476
Xilinx, Inc., 2.38%, 06/01/30	90	82,927
		20,068,604
Software — 0.6%
Adobe, Inc.
4.75%, 01/17/28	100	100,596
4.80%, 04/04/29(a)	50	50,489
4.95%, 01/17/30	100	101,361
2.30%, 02/01/30	206	190,159
4.95%, 04/04/34(a)	50	49,762
Atlassian Corp.
5.25%, 05/15/29	25	25,061
5.50%, 05/15/34	25	24,630
Autodesk, Inc.
2.85%, 01/15/30	74	69,483
2.40%, 12/15/31	133	116,590
5.30%, 06/15/35	50	50,021
Cadence Design Systems, Inc.
4.20%, 09/10/27	35	34,919
4.30%, 09/10/29	100	99,205
4.70%, 09/10/34	100	97,880
Concentrix Corp.(a)
6.60%, 08/02/28	75	74,805
6.50%, 03/01/29	25	24,101
6.85%, 08/02/33	50	43,570
Intuit, Inc.
1.35%, 07/15/27	142	137,639
5.13%, 09/15/28	75	75,856
1.65%, 07/15/30	69	61,329
4.95%, 06/15/31	30	29,999
5.20%, 09/15/33	75	75,316
5.50%, 06/15/36	75	74,710
5.50%, 09/15/53(a)	175	157,261
Microsoft Corp.
1.35%, 09/15/30	69	61,317
3.50%, 02/12/35(a)	150	138,134
3.45%, 08/08/36(a)	154	137,405
4.10%, 02/06/37	100	94,190
3.70%, 08/08/46	171	133,302
4.25%, 02/06/47	100	84,670
2.53%, 06/01/50(a)	650	386,530

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Microsoft Corp. (continued)
2.50%, 09/15/50(a)	$140	$ 82,648
2.92%, 03/17/52	700	444,371
4.50%, 02/06/57(a)	91	77,346
2.68%, 06/01/60	692	381,573
3.04%, 03/17/62	292	175,797
MSCI, Inc.
5.25%, 09/01/35(a)	125	122,355
5.15%, 03/15/36	50	48,399
Oracle Corp.
3.25%, 11/15/27	230	225,410
2.30%, 03/25/28	262	250,747
4.50%, 05/06/28	65	64,575
4.80%, 08/03/28	187	186,613
4.55%, 02/04/29	275	271,099
4.20%, 09/27/29	150	145,899
6.15%, 11/09/29	70	71,792
2.95%, 04/01/30	300	276,126
4.65%, 05/06/30	65	63,742
3.25%, 05/15/30	113	105,037
4.45%, 09/26/30	235	226,861
4.95%, 02/04/31(a)	325	318,185
2.88%, 03/25/31	267	238,539
5.25%, 02/03/32	130	128,152
4.80%, 09/26/32	295	280,696
6.25%, 11/09/32	200	205,552
4.90%, 02/06/33	100	94,812
5.35%, 05/04/33	275	267,128
4.30%, 07/08/34	184	164,223
4.70%, 09/27/34	225	206,152
3.90%, 05/15/35	137	116,230
5.50%, 08/03/35	225	215,311
5.20%, 09/26/35	425	397,888
5.70%, 02/04/36	270	261,483
3.85%, 07/15/36	130	107,917
3.80%, 11/15/37	130	103,863
6.50%, 04/15/38(a)	100	100,635
6.13%, 07/08/39	157	151,551
3.60%, 04/01/40	266	193,959
5.38%, 07/15/40	221	194,684
3.65%, 03/25/41	185	132,849
4.50%, 07/08/44	87	64,921
4.13%, 05/15/45	200	139,376
5.88%, 09/26/45	230	201,336
6.55%, 02/04/46	225	212,105
4.00%, 07/15/46	284	191,559
4.00%, 11/15/47	207	137,929
3.60%, 04/01/50	400	243,245
3.95%, 03/25/51	346	221,365
6.90%, 11/09/52	300	287,639
5.55%, 02/06/53	290	233,598
5.38%, 09/27/54	200	156,854
4.38%, 05/15/55(a)	164	109,475
6.00%, 08/03/55	225	191,565
5.95%, 09/26/55	430	365,422
6.70%, 02/04/56(a)	510	480,017
3.85%, 04/01/60	359	210,837
4.10%, 03/25/61	150	91,752
5.50%, 09/27/64	175	135,342
6.13%, 08/03/65	125	105,035
6.10%, 09/26/65	230	192,428
Security	Par (000)	Value
Software (continued)
Oracle Corp. (continued)
6.85%, 02/04/66	$325	$ 302,506
Roper Technologies, Inc.
1.40%, 09/15/27	65	62,723
4.20%, 09/15/28(a)	100	99,207
4.25%, 09/15/28	30	29,769
2.95%, 09/15/29	76	72,075
4.50%, 10/15/29	75	74,522
2.00%, 06/30/30(a)	92	82,572
4.45%, 09/15/30	50	49,330
1.75%, 02/15/31	86	74,813
4.75%, 02/15/32(a)	50	49,485
4.90%, 10/15/34	100	96,649
5.10%, 09/15/35(a)	105	102,008
Salesforce, Inc.
4.50%, 03/15/28(a)	375	374,527
3.70%, 04/11/28	341	336,549
1.50%, 07/15/28	60	56,480
4.65%, 03/15/29(a)	375	374,806
1.95%, 07/15/31	156	135,872
4.90%, 09/15/31	375	374,164
5.20%, 03/15/33	300	300,527
5.55%, 03/15/36(a)	375	374,716
2.70%, 07/15/41	106	72,375
6.40%, 03/15/46	150	151,508
2.90%, 07/15/51(a)	287	167,268
6.55%, 03/15/56	375	375,126
3.05%, 07/15/61	100	56,146
6.70%, 03/15/66	150	151,193
ServiceNow, Inc.
4.25%, 05/15/28	25	24,916
1.40%, 09/01/30	140	122,733
4.70%, 08/15/31	35	34,822
5.05%, 05/15/33	35	34,964
5.40%, 05/15/36	75	74,962
Synopsys, Inc.
4.65%, 04/01/28	75	75,081
4.85%, 04/01/30	170	170,284
5.00%, 04/01/32	150	150,263
5.15%, 04/01/35	200	198,857
5.70%, 04/01/55(a)	275	266,691
Take-Two Interactive Software, Inc.
4.95%, 03/28/28	140	140,611
5.40%, 06/12/29	25	25,486
4.00%, 04/14/32(a)	76	72,466
5.60%, 06/12/34	25	25,577
VMware LLC
1.80%, 08/15/28	75	70,954
4.70%, 05/15/30	141	141,266
2.20%, 08/15/31	200	176,133
Workday, Inc.
3.70%, 04/01/29	61	59,268
3.80%, 04/01/32(a)	139	129,435
		20,263,974
Specialty Retail — 0.1%
AutoZone, Inc.
4.50%, 02/01/28	145	144,902
6.25%, 11/01/28	25	25,869
3.75%, 04/18/29(a)	71	69,388
5.10%, 07/15/29(a)	50	50,653
4.00%, 04/15/30	100	97,486
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialty Retail (continued)
AutoZone, Inc. (continued)
5.13%, 06/15/30	$25	$ 25,325
1.65%, 01/15/31(a)	50	43,615
4.75%, 08/01/32	100	99,022
4.75%, 02/01/33	150	147,664
5.20%, 08/01/33	25	25,171
6.55%, 11/01/33	25	27,112
5.40%, 07/15/34(a)	50	50,844
Dick’s Sporting Goods, Inc.
4.00%, 10/01/29(b)	50	48,666
3.15%, 01/15/32(a)	100	91,307
4.10%, 01/15/52(a)	70	50,933
Genuine Parts Co.
6.50%, 11/01/28	25	25,799
4.95%, 08/15/29(a)	75	74,818
1.88%, 11/01/30	50	43,625
2.75%, 02/01/32	75	65,396
6.88%, 11/01/33(a)	25	27,083
O’Reilly Automotive, Inc.
3.60%, 09/01/27	100	99,010
4.35%, 06/01/28	171	170,325
3.90%, 06/01/29	171	167,511
1.75%, 03/15/31	78	68,199
4.70%, 06/15/32	100	99,590
5.00%, 08/19/34	50	49,474
5.10%, 03/12/36	50	49,538
Ross Stores, Inc., 1.88%, 04/15/31	71	62,606
TJX Cos., Inc., 4.50%, 04/15/50(a)	87	74,504
Tractor Supply Co.
1.75%, 11/01/30	69	60,780
5.25%, 05/15/33(a)	20	20,119
		2,156,334
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
2.90%, 09/12/27	221	217,873
3.00%, 11/13/27(a)	171	168,515
1.20%, 02/08/28	450	429,019
4.00%, 05/10/28	880	876,468
4.00%, 05/12/28	100	99,585
1.40%, 08/05/28	470	443,591
3.25%, 08/08/29	100	96,994
2.20%, 09/11/29(a)	212	199,115
4.15%, 05/10/30	80	79,760
1.65%, 05/11/30(a)	140	126,623
4.20%, 05/12/30	100	99,766
1.25%, 08/20/30	100	88,257
1.65%, 02/08/31	227	201,571
1.70%, 08/05/31(a)	70	61,419
4.50%, 05/12/32(a)	100	100,518
3.35%, 08/08/32	200	188,908
4.30%, 05/10/33	580	574,755
4.75%, 05/12/35(a)	100	100,355
4.50%, 02/23/36(a)	87	85,993
2.38%, 02/08/41	100	70,724
3.85%, 05/04/43(a)	300	248,230
4.45%, 05/06/44(a)	87	77,100
3.45%, 02/09/45	181	137,447
4.38%, 05/13/45(a)	187	161,919
4.65%, 02/23/46	338	302,323
3.85%, 08/04/46	230	181,961
4.25%, 02/09/47(a)	87	72,722
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Apple, Inc. (continued)
3.75%, 09/12/47	$200	$ 153,391
3.75%, 11/13/47	114	87,940
2.95%, 09/11/49	164	106,820
2.65%, 05/11/50	206	126,025
2.40%, 08/20/50	127	73,410
2.65%, 02/08/51	389	235,942
2.70%, 08/05/51	200	121,954
3.95%, 08/08/52	150	115,903
4.85%, 05/10/53	100	91,730
2.55%, 08/20/60	171	91,970
2.80%, 02/08/61	177	101,163
2.85%, 08/05/61(a)	170	98,132
4.10%, 08/08/62	150	114,542
Dell International LLC/EMC Corp.
6.10%, 07/15/27(a)	25	25,400
5.25%, 02/01/28	200	202,150
4.75%, 04/01/28	30	30,085
4.15%, 02/15/29(a)	100	98,839
5.30%, 10/01/29	164	166,743
4.35%, 02/01/30	100	98,726
5.00%, 04/01/30(a)	40	40,338
6.20%, 07/15/30	70	73,449
4.50%, 02/15/31	100	98,612
4.75%, 07/15/31	55	54,669
5.30%, 04/01/32	175	177,981
4.75%, 10/06/32	100	98,819
5.75%, 02/01/33(a)	60	62,350
5.00%, 02/15/34	75	74,030
5.40%, 04/15/34(a)	100	101,382
4.85%, 02/01/35(a)	75	73,185
5.50%, 04/01/35	125	127,440
5.10%, 02/15/36(a)	100	98,567
8.10%, 07/15/36	69	82,074
5.25%, 02/15/37	100	98,444
3.38%, 12/15/41	121	92,433
8.35%, 07/15/46	76	96,062
3.45%, 12/15/51(a)	102	71,230
Dell, Inc.
7.10%, 04/15/28	71	74,188
6.50%, 04/15/38(a)	71	76,293
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	100	99,433
4.40%, 09/25/27	150	149,703
4.50%, 03/23/28	50	49,933
5.25%, 07/01/28	70	70,845
4.15%, 09/15/28	100	98,964
4.60%, 03/23/29	40	39,937
4.55%, 10/15/29	225	223,673
4.40%, 10/15/30	100	98,168
4.85%, 10/15/31	125	124,482
5.25%, 04/01/33	50	50,155
5.00%, 10/15/34	200	195,944
6.20%, 10/15/35(a)	87	93,428
6.35%, 10/15/45(a)	130	133,981
5.60%, 10/15/54(a)	150	139,055
HP, Inc.
4.75%, 01/15/28(a)	50	50,130
4.00%, 04/15/29	115	112,730
5.40%, 04/25/30(a)	25	25,463
3.40%, 06/17/30	50	47,405
2.65%, 06/17/31	121	108,155

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
HP, Inc. (continued)
4.20%, 04/15/32(a)	$100	$ 95,432
5.50%, 01/15/33(a)	100	102,105
6.10%, 04/25/35(a)	25	26,220
6.00%, 09/15/41(a)	162	162,892
NetApp, Inc.
2.70%, 06/22/30	50	46,081
5.70%, 03/17/35	80	81,843
Teledyne FLIR LLC, 2.50%, 08/01/30	50	45,759
		11,775,838
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc.
2.85%, 03/27/30	171	161,230
3.25%, 03/27/40(a)	121	96,113
3.88%, 11/01/45(a)	87	68,527
3.38%, 11/01/46(a)	157	114,063
3.38%, 03/27/50(a)	100	70,586
PVH Corp., 5.50%, 06/13/30(a)	50	50,363
Ralph Lauren Corp., 2.95%, 06/15/30	150	140,699
Tapestry, Inc.
3.05%, 03/15/32	50	45,285
5.50%, 03/11/35	100	100,704
		847,570
Tobacco — 0.3%
Altria Group, Inc.
4.88%, 02/04/28	50	50,246
6.20%, 11/01/28	25	25,865
4.80%, 02/14/29	95	95,358
3.40%, 05/06/30	76	72,511
4.50%, 08/06/30	50	49,618
2.45%, 02/04/32	158	139,007
5.63%, 02/06/35(a)	70	71,912
5.25%, 08/06/35	75	75,022
5.80%, 02/14/39	257	260,736
3.40%, 02/04/41	121	92,563
4.25%, 08/09/42	100	82,419
4.50%, 05/02/43	71	59,708
5.38%, 01/31/44(a)	176	165,267
3.88%, 09/16/46	150	111,352
5.95%, 02/14/49(a)	250	245,573
4.45%, 05/06/50	114	89,997
3.70%, 02/04/51	105	73,066
4.00%, 02/04/61	121	84,301
BAT Capital Corp.
3.56%, 08/15/27	333	329,741
2.26%, 03/25/28(a)	204	196,277
3.46%, 09/06/29	87	83,937
4.91%, 04/02/30	104	104,514
6.34%, 08/02/30	100	105,709
5.83%, 02/20/31	25	26,042
2.73%, 03/25/31(a)	100	91,368
4.74%, 03/16/32(a)	146	145,339
5.35%, 08/15/32	75	76,758
7.75%, 10/19/32	40	45,588
4.63%, 03/22/33	110	107,600
6.42%, 08/02/33	90	97,287
6.00%, 02/20/34	100	105,440
5.63%, 08/15/35(a)	125	128,815
4.39%, 08/15/37	234	213,995
3.73%, 09/25/40	50	40,285
7.08%, 08/02/43	50	55,693
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
4.54%, 08/15/47	$204	$ 168,171
4.76%, 09/06/49	100	84,118
5.28%, 04/02/50	87	78,572
5.65%, 03/16/52	96	90,552
7.08%, 08/02/53	125	141,053
6.25%, 08/15/55(a)	75	76,764
BAT International Finance PLC
4.45%, 03/16/28	96	95,749
5.93%, 02/02/29	100	103,070
Philip Morris International, Inc.
3.13%, 08/17/27	171	168,978
4.38%, 11/01/27	75	74,951
5.13%, 11/17/27	200	201,842
4.88%, 02/15/28	175	176,044
3.13%, 03/02/28	100	97,856
4.13%, 04/28/28(a)	65	64,652
5.25%, 09/07/28	25	25,384
3.88%, 10/27/28	60	59,207
4.88%, 02/13/29	75	75,568
4.13%, 04/27/29	35	34,628
3.38%, 08/15/29	50	48,252
4.63%, 11/01/29	75	75,120
5.63%, 11/17/29	105	108,197
5.13%, 02/15/30	300	304,547
4.38%, 04/30/30	50	49,496
2.10%, 05/01/30	100	91,170
5.50%, 09/07/30	25	25,780
4.00%, 10/29/30	75	73,060
1.75%, 11/01/30	91	80,676
5.13%, 02/13/31	75	76,378
4.75%, 11/01/31(a)	75	75,245
4.25%, 10/29/32	75	72,731
5.75%, 11/17/32	120	125,682
5.38%, 02/15/33(a)	250	256,610
5.63%, 09/07/33	25	25,993
5.25%, 02/13/34	175	177,869
4.90%, 11/01/34	75	74,543
4.88%, 04/30/35	40	39,415
4.63%, 10/29/35(a)	125	120,345
4.88%, 04/29/36(a)	50	48,949
6.38%, 05/16/38	170	185,928
4.38%, 11/15/41	150	131,306
4.50%, 03/20/42	100	88,041
3.88%, 08/21/42	62	50,569
4.13%, 03/04/43	79	66,325
4.88%, 11/15/43	137	124,524
4.25%, 11/10/44	65	54,625
Reynolds American, Inc.
5.70%, 08/15/35	82	84,487
6.15%, 09/15/43	53	53,719
5.85%, 08/15/45	250	246,238
		8,651,888
Transportation Infrastructure — 0.1%
FedEx Corp.
3.10%, 08/05/29	100	95,575
4.25%, 05/15/30(a)	141	139,407
2.40%, 05/15/31(a)	109	97,718
5.10%, 01/15/44	200	189,959
4.75%, 11/15/45(a)	114	102,378
4.55%, 04/01/46	100	87,341
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation Infrastructure (continued)
FedEx Corp. (continued)
5.25%, 05/15/50(a)	$75	$ 69,733
GXO Logistics, Inc.
6.25%, 05/06/29	25	25,845
2.65%, 07/15/31	87	77,116
6.50%, 05/06/34(a)	25	26,219
Ryder System, Inc.
5.65%, 03/01/28	50	50,877
5.25%, 06/01/28	40	40,511
6.30%, 12/01/28(a)	50	51,822
5.38%, 03/15/29	50	51,042
4.90%, 12/01/29	100	100,907
5.00%, 03/15/30	50	50,454
4.85%, 06/15/30	50	50,227
6.60%, 12/01/33(a)	45	49,091
United Parcel Service, Inc.
3.05%, 11/15/27	87	85,668
3.40%, 03/15/29	50	48,704
4.45%, 04/01/30	100	100,168
4.65%, 10/15/30	50	50,384
4.88%, 03/03/33(a)	60	60,683
5.15%, 05/22/34(a)	75	76,576
5.25%, 05/14/35(a)	145	147,919
6.20%, 01/15/38	124	134,507
5.20%, 04/01/40(a)	71	70,083
4.88%, 11/15/40	50	47,473
3.63%, 10/01/42	87	69,077
3.40%, 11/15/46	78	56,358
3.75%, 11/15/47	137	103,852
4.25%, 03/15/49	50	40,643
3.40%, 09/01/49	75	52,662
5.30%, 04/01/50(a)	171	162,151
5.05%, 03/03/53	110	99,162
5.50%, 05/22/54(a)	125	120,494
5.95%, 05/14/55(a)	130	132,814
5.60%, 05/22/64(a)	75	72,231
6.05%, 05/14/65(a)	75	76,859
		3,164,690
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	87	85,648
3.75%, 09/01/28	57	56,094
3.45%, 06/01/29(a)	87	84,371
4.63%, 06/01/29	50	50,027
2.80%, 05/01/30	100	93,553
2.30%, 06/01/31	55	49,134
4.45%, 06/01/32(a)	90	88,425
5.15%, 03/01/34	50	50,607
5.25%, 03/01/35	100	101,197
5.20%, 04/01/36	75	74,963
4.30%, 12/01/42	50	43,424
4.30%, 09/01/45	87	73,009
3.75%, 09/01/47	87	66,327
4.20%, 09/01/48	80	64,521
4.15%, 06/01/49(a)	87	69,413
3.45%, 05/01/50	50	35,172
3.25%, 06/01/51	55	37,073
5.45%, 03/01/54	50	47,899
5.70%, 09/01/55	110	108,939
Essential Utilities, Inc.
4.80%, 08/15/27	250	250,764
2.40%, 05/01/31	71	63,461
Security	Par (000)	Value
Water Utilities (continued)
Essential Utilities, Inc. (continued)
5.38%, 01/15/34(a)	$25	$ 25,307
5.25%, 08/15/35(a)	25	24,961
5.13%, 03/15/36	25	24,644
4.28%, 05/01/49	60	47,863
3.35%, 04/15/50	121	81,728
5.30%, 05/01/52	61	55,963
		1,854,487
Wireless Telecommunication Services — 0.3%
America Movil SAB de C.V.
3.63%, 04/22/29	244	236,940
4.70%, 07/21/32	200	197,118
6.38%, 03/01/35	100	108,300
6.13%, 03/30/40	200	209,210
4.38%, 07/16/42	229	197,980
4.38%, 04/22/49(a)	200	166,676
Orange SA
9.00%, 03/01/31(a)	387	451,970
5.38%, 01/13/42(a)	100	96,631
5.50%, 02/06/44	50	48,995
Rogers Communications, Inc.
5.00%, 02/15/29	50	50,303
3.80%, 03/15/32	183	170,645
5.30%, 02/15/34	325	322,175
7.50%, 08/15/38	50	56,564
4.50%, 03/15/42	59	50,006
5.45%, 10/01/43	75	69,982
5.00%, 03/15/44	87	77,139
4.30%, 02/15/48	64	50,496
4.35%, 05/01/49	50	39,792
3.70%, 11/15/49(a)	35	25,408
4.55%, 03/15/52	190	150,908
T-Mobile USA, Inc.
2.05%, 02/15/28	212	203,707
4.95%, 03/15/28	85	85,529
4.80%, 07/15/28	80	80,314
4.85%, 01/15/29	65	65,397
2.63%, 02/15/29	100	95,090
2.40%, 03/15/29	75	70,791
3.38%, 04/15/29(a)	200	193,352
4.20%, 10/01/29(a)	75	74,076
3.88%, 04/15/30	850	823,629
2.55%, 02/15/31	259	235,005
2.88%, 02/15/31	100	91,901
3.50%, 04/15/31(a)	225	212,324
2.25%, 11/15/31	59	51,787
2.70%, 03/15/32	80	71,101
5.13%, 05/15/32	110	111,136
4.63%, 01/15/33	80	78,187
5.20%, 01/15/33	200	202,369
5.05%, 07/15/33	275	274,532
5.75%, 01/15/34	115	119,078
5.15%, 04/15/34	60	60,111
4.70%, 01/15/35(a)	100	96,508
5.30%, 05/15/35	200	200,938
4.95%, 11/15/35	100	97,825
5.00%, 02/15/36(a)	150	146,733
4.38%, 04/15/40	189	166,702
3.00%, 02/15/41	241	177,857
4.50%, 04/15/50	295	238,113
3.30%, 02/15/51	300	195,690
3.40%, 10/15/52	141	92,433

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. (continued)
5.65%, 01/15/53	$200	$ 187,679
5.75%, 01/15/54(a)	130	124,114
6.00%, 06/15/54(a)	100	98,866
5.50%, 01/15/55	50	45,903
5.25%, 06/15/55	200	177,272
5.88%, 11/15/55	150	146,062
5.70%, 01/15/56	150	141,970
5.85%, 02/15/56(a)	75	72,504
3.60%, 11/15/60	224	144,989
5.80%, 09/15/62	100	96,004
Vodafone Group PLC
7.88%, 02/15/30	74	81,631
4.80%, 06/18/31	100	99,291
5.35%, 06/18/36	70	69,410
6.15%, 02/27/37	31	32,768
5.00%, 05/30/38(a)	50	48,232
4.38%, 02/19/43(a)	50	41,838
5.25%, 05/30/48	100	89,803
4.88%, 06/19/49	100	84,812
4.25%, 09/17/50	102	78,551
5.63%, 02/10/53	100	92,987
5.75%, 06/28/54(a)	200	188,732
6.10%, 06/18/56	105	103,137
5.75%, 02/10/63	150	138,981
5.88%, 06/28/64	125	118,146
		9,893,135
Total Corporate Bonds — 24.2% (Cost: $843,947,342)		798,105,732
Foreign Agency Obligations
Canada — 0.4%
Canada Government International Bonds
3.75%, 04/26/28(a)	300	298,033
4.63%, 04/30/29	400	404,920
4.00%, 03/18/30(a)	480	476,693
Export Development Canada
3.75%, 09/07/27	300	298,536
4.13%, 02/13/29	750	748,718
4.00%, 06/20/30(a)	120	119,000
4.75%, 06/05/34	250	255,949
Province of Alberta Canada
3.30%, 03/15/28	341	335,778
4.50%, 06/26/29	150	150,985
1.30%, 07/22/30	341	303,379
4.30%, 11/02/35	200	194,769
Province of British Columbia Canada
4.70%, 01/24/28	400	402,721
4.80%, 11/15/28	250	253,002
4.90%, 04/24/29	300	304,892
3.90%, 08/27/30(a)	350	344,487
1.30%, 01/29/31	200	174,974
4.20%, 07/06/33	400	392,436
4.75%, 06/12/34	200	201,851
4.80%, 06/11/35	270	272,813
Province of Manitoba Canada
4.90%, 05/31/34	100	101,772
Series HB, 1.50%, 10/25/28(a)	341	320,322
Security	Par (000)	Value
Canada (continued)
Province of New Brunswick Canada, 3.63%, 02/24/28	$71	$ 70,233
Province of Ontario Canada
4.20%, 01/18/29	500	499,377
3.70%, 09/17/29(a)	200	196,567
2.00%, 10/02/29(a)	171	159,268
4.70%, 01/15/30(a)	35	35,460
3.90%, 09/04/30	400	393,971
1.13%, 10/07/30(a)	341	299,172
1.60%, 02/25/31(a)	141	125,050
5.05%, 04/24/34(a)	200	206,563
4.85%, 06/11/35	375	381,211
4.45%, 11/20/35(a)	250	245,901
4.85%, 05/29/36	40	40,518
Province of Quebec Canada
3.63%, 04/13/28	500	494,795
4.50%, 04/03/29	400	402,460
1.35%, 05/28/30	341	304,851
4.50%, 09/08/33	200	199,599
4.25%, 09/05/34	250	244,136
4.63%, 08/28/35	250	249,117
Series PD, 7.50%, 09/15/29	500	547,390
Series RH, 3.88%, 01/14/31	155	152,120
Series RI, 4.63%, 06/03/36	50	49,658
Province of Saskatchewan, 4.65%, 01/28/30	250	252,545
		11,905,992
Chile — 0.1%
Chile Government International Bonds
4.85%, 01/22/29	200	201,712
2.45%, 01/31/31	417	378,486
2.55%, 07/27/33	390	335,010
3.50%, 01/31/34	200	181,600
4.95%, 01/05/36	200	197,830
5.65%, 01/13/37(a)	200	207,950
3.10%, 05/07/41	200	153,100
4.34%, 03/07/42	200	176,950
3.50%, 01/25/50	200	145,550
4.00%, 01/31/52	290	228,276
5.33%, 01/05/54	287	277,114
3.10%, 01/22/61	318	199,949
3.25%, 09/21/71(a)	200	126,588
		2,810,115
Hungary — 0.0%
Hungary Government International Bonds, Series 30Y, 7.63%, 03/29/41	184	218,456
Indonesia — 0.1%
Indonesia Government International Bonds
4.15%, 09/20/27	200	200,524
4.10%, 04/24/28	522	518,858
4.40%, 03/10/29	200	199,176
2.85%, 02/14/30	490	456,925
2.15%, 07/28/31	200	175,324
4.65%, 09/20/32	200	195,960
4.85%, 01/11/33	200	196,250
4.75%, 09/10/34	200	193,548
5.60%, 01/15/35	200	203,000
4.95%, 02/21/36(a)	200	193,305
4.90%, 04/16/36(a)	200	192,500
4.35%, 01/11/48	284	233,306
5.35%, 02/11/49(a)	200	190,500
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
Indonesia Government International Bonds (continued)
4.20%, 10/15/50	$322	$ 252,367
3.05%, 03/12/51	211	134,808
4.30%, 03/31/52	300	239,856
5.10%, 02/10/54	200	182,750
3.20%, 09/23/61	222	135,902
		4,094,859
Israel — 0.1%
Israel Government International Bonds
Series 10Y, 3.25%, 01/17/28(a)	318	311,681
Series 10Y, 2.75%, 07/03/30	200	183,520
Series 10Y, 4.50%, 01/17/33	200	193,186
Series 10Y, 5.50%, 03/12/34(a)	400	406,564
Series 10Y, 5.63%, 02/19/35	200	204,656
Series 10Y, 5.00%, 01/13/36	300	292,722
Series 30Y, 4.50%, 01/30/43	415	356,087
Series 30Y, 4.13%, 01/17/48	322	249,518
Series 30Y, 5.75%, 03/12/54	200	191,300
Series 30Y, 5.88%, 01/13/56	250	242,485
Series 5Y, 4.50%, 01/13/31	300	293,931
State of Israel
Series 10Y, 2.50%, 01/15/30(a)	490	450,192
Series 30Y, 3.38%, 01/15/50	200	133,236
		3,509,078
Italy — 0.0%
Republic of Italy Government International Bonds
Series 10Y, 2.88%, 10/17/29	200	190,589
Series 10Y, 4.00%, 10/17/49	417	320,251
Series 30Y, 5.38%, 06/15/33	130	134,618
Series 30Y, 3.88%, 05/06/51	200	147,869
		793,327
Japan — 0.1%
Japan Bank for International Cooperation
2.75%, 11/16/27	500	489,676
3.88%, 07/03/28	200	198,296
4.63%, 07/19/28	300	301,753
3.25%, 07/20/28(a)	490	479,653
2.13%, 02/16/29	200	189,066
2.00%, 10/17/29	200	185,556
1.25%, 01/21/31	200	174,370
4.38%, 01/24/31	200	199,911
1.88%, 04/15/31	514	458,645
4.38%, 01/23/36(a)	200	195,189
Japan International Cooperation Agency
4.00%, 05/23/28	300	297,944
4.75%, 05/21/29	200	202,139
4.25%, 05/22/30	200	198,911
		3,571,109
Mexico — 0.3%
Mexico Government International Bonds
4.50%, 04/22/29	300	297,030
5.00%, 05/07/29	200	200,000
3.25%, 04/16/30	200	187,040
6.00%, 05/13/30	200	205,420
4.75%, 03/22/31	200	195,200
2.66%, 05/24/31	200	177,130
4.75%, 04/27/32	211	202,988
5.85%, 07/02/32	400	404,692
5.38%, 03/22/33	500	490,060
Security	Par (000)	Value
Mexico (continued)
Mexico Government International Bonds (continued)
4.88%, 05/19/33	$200	$ 189,968
5.63%, 02/09/34	350	344,470
3.50%, 02/12/34	450	383,607
6.75%, 09/27/34	113	119,272
6.35%, 02/09/35	200	204,700
5.63%, 09/22/35	200	194,390
6.00%, 05/07/36	500	498,475
6.88%, 05/13/37	400	420,624
6.63%, 01/29/38	400	409,864
6.13%, 02/09/38	500	490,225
6.05%, 01/11/40	194	188,520
4.28%, 08/14/41	218	171,542
4.75%, 03/08/44	378	304,110
5.55%, 01/21/45(a)	260	234,917
4.60%, 01/23/46	318	246,052
4.60%, 02/10/48	390	295,901
4.50%, 01/31/50(a)	273	202,574
5.00%, 04/27/51	390	307,710
4.40%, 02/12/52	200	143,200
6.34%, 05/04/53	400	373,600
6.40%, 05/07/54	200	188,650
7.38%, 05/13/55	200	212,824
6.75%, 02/09/56	250	245,500
3.77%, 05/24/61	400	239,840
5.75%, 10/12/2110	168	136,678
		9,106,773
Panama — 0.1%
Panama Government International Bonds
3.16%, 01/23/30(a)	200	188,124
2.25%, 09/29/32	240	202,068
3.30%, 01/19/33	200	177,650
6.40%, 02/14/35	400	422,660
6.70%, 01/26/36	162	174,686
6.88%, 01/31/36(a)	200	218,276
4.50%, 04/16/50	232	186,050
4.30%, 04/29/53	200	154,500
6.85%, 03/28/54(a)	200	215,550
4.50%, 04/01/56	392	305,539
3.87%, 07/23/60	397	274,168
4.50%, 01/19/63	200	153,900
		2,673,171
Peru — 0.1%
Peruvian Government International Bonds
4.13%, 08/25/27	260	259,870
2.84%, 06/20/30	65	61,062
2.78%, 01/23/31	291	267,865
1.86%, 12/01/32(a)	130	107,738
8.75%, 11/21/33	77	93,709
3.00%, 01/15/34(a)	388	336,435
5.38%, 02/08/35(a)	150	151,524
5.50%, 03/30/36	369	373,111
6.55%, 03/14/37	237	259,396
3.30%, 03/11/41(a)	141	109,367
5.63%, 11/18/50(a)	240	234,130
3.55%, 03/10/51	100	70,402
5.88%, 08/08/54(a)	150	149,242
6.20%, 06/30/55	150	154,831
2.78%, 12/01/60	214	117,141

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Peru (continued)
Peruvian Government International Bonds (continued)
3.60%, 01/15/72	$75	$ 47,701
3.23%, 07/28/2121(a)	87	48,286
		2,841,810
Philippines — 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	300	293,997
7.75%, 01/14/31	257	288,351
6.38%, 01/15/32	200	215,548
5.00%, 07/17/33	250	249,063
5.25%, 05/14/34	200	201,060
6.38%, 10/23/34	250	269,381
5.50%, 02/04/35	200	204,266
5.00%, 01/13/37	222	217,297
3.95%, 01/20/40	250	213,925
3.70%, 03/01/41	200	163,008
3.70%, 02/02/42	397	319,986
2.95%, 05/05/45	200	136,320
5.95%, 10/13/47	200	203,500
5.18%, 09/05/49	400	370,432
5.90%, 02/04/50	200	204,262
		3,550,396
Poland — 0.1%
Republic of Poland Government International Bonds
Series 10Y, 5.75%, 11/16/32	300	315,360
Series 10Y, 4.88%, 10/04/33	400	398,720
Series 10Y, 5.13%, 09/18/34	379	381,403
Series 10Y, 5.38%, 02/12/35	400	408,672
Series 30Y, 5.50%, 04/04/53	200	189,114
Series 30Y, 5.50%, 03/18/54	426	405,369
Series 5Y, 5.50%, 11/16/27	300	304,212
Series 5Y, 4.63%, 03/18/29	100	100,732
Series 5Y, 4.88%, 02/12/30	400	405,180
		2,908,762
South Korea — 0.1%
Export-Import Bank of Korea
5.00%, 01/11/28	300	303,159
4.88%, 01/14/30	200	203,398
4.50%, 09/15/32	200	200,042
5.13%, 01/11/33	500	516,650
5.13%, 09/18/33	200	206,994
4.38%, 01/13/36	200	195,066
Korea Development Bank
4.38%, 02/15/28	200	199,798
4.88%, 02/03/30	200	203,080
3.75%, 09/16/30	200	194,936
2.00%, 10/25/31(a)	500	443,785
5.63%, 10/23/33	200	213,275
Korea International Bonds(a)
4.13%, 06/10/44	250	227,370
3.88%, 09/20/48	200	168,870
		3,276,423
Supranational — 1.0%
African Development Bank
4.38%, 11/03/27	500	501,194
3.88%, 06/12/28	250	248,522
3.50%, 09/18/29	300	293,576
4.00%, 03/18/30	225	223,163
3.63%, 03/03/31	25	24,354
4.50%, 06/12/35	200	200,664
Security	Par (000)	Value
Supranational (continued)
African Development Bank (continued)
4.13%, 01/22/36	$70	$ 68,049
Asian Development Bank
3.13%, 08/20/27	500	494,220
2.50%, 11/02/27(a)	341	333,648
4.38%, 01/14/28(a)	600	601,872
2.75%, 01/19/28	130	127,255
1.25%, 06/09/28	50	47,303
5.82%, 06/16/28	631	648,190
1.75%, 09/19/29(a)	341	316,120
1.88%, 01/24/30	450	415,549
4.13%, 05/30/30(a)	440	438,599
3.75%, 08/28/30(a)	165	162,119
1.50%, 03/04/31	500	442,807
3.88%, 09/28/32	125	122,133
4.38%, 03/22/35	150	149,594
4.25%, 01/14/36	65	64,024
Asian Infrastructure Investment Bank
3.75%, 09/14/27	250	248,977
4.00%, 01/18/28	500	498,760
4.50%, 01/16/30	70	70,692
3.88%, 04/22/31	135	133,095
4.50%, 05/21/35	200	201,650
4.13%, 01/14/36	35	34,220
Corp. Andina de Fomento, 5.00%, 01/22/30	250	253,907
Council of Europe Development Bank
4.13%, 01/24/29	500	499,168
4.50%, 01/15/30	50	50,445
3.75%, 01/14/31(a)	55	53,960
Council Of Europe Development Bank, 3.63%, 05/08/28	200	198,015
European Bank for Reconstruction & Development
4.13%, 01/25/29	400	399,309
4.25%, 03/13/34	150	148,488
European Investment Bank
3.25%, 11/15/27	500	493,973
3.88%, 06/15/28	500	497,241
1.75%, 03/15/29(a)	300	281,552
4.75%, 06/15/29	500	507,749
1.63%, 10/09/29	130	119,866
3.75%, 11/15/29	300	295,805
4.50%, 03/14/30	555	560,536
0.88%, 05/17/30	500	440,770
3.88%, 10/15/30	160	157,912
1.25%, 02/14/31	500	438,356
3.75%, 03/13/31(a)	1,080	1,058,896
4.38%, 10/10/31	400	402,507
4.25%, 08/16/32	670	668,790
4.13%, 02/13/34	400	393,739
4.63%, 02/12/35	340	345,259
4.25%, 02/08/36	115	113,232
Inter-American Development Bank
2.38%, 07/07/27(a)	171	167,995
1.13%, 07/20/28(a)	461	433,643
3.13%, 09/18/28(a)	300	293,440
2.25%, 06/18/29(a)	450	425,908
4.50%, 02/15/30	500	504,752
3.75%, 06/14/30	50	49,142
1.13%, 01/13/31(a)	427	372,967
3.63%, 09/17/31	250	242,737
4.38%, 07/17/34	200	199,793
4.38%, 07/16/35(a)	300	298,486
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Inter-American Development Bank (continued)
4.13%, 01/23/36	$160	$ 155,761
3.20%, 08/07/42	80	64,490
4.38%, 01/24/44	75	69,655
Inter-American Investment Corp.
4.13%, 02/15/28	200	199,621
4.25%, 02/14/29	125	125,019
4.25%, 04/01/30	100	99,867
International Bank for Reconstruction & Development
2.50%, 11/22/27	341	333,337
0.75%, 11/24/27	500	476,970
1.38%, 04/20/28	500	475,910
3.63%, 05/05/28	500	495,194
1.13%, 09/13/28	1,350	1,264,222
3.63%, 09/21/29	300	294,818
3.88%, 10/16/29(a)	500	495,016
1.75%, 10/23/29(a)	500	462,452
4.13%, 03/20/30	735	732,786
0.75%, 08/26/30	800	695,552
3.50%, 10/28/30	650	631,810
1.25%, 02/10/31	500	438,357
1.63%, 11/03/31	750	656,313
4.63%, 01/15/32	730	742,484
2.50%, 03/29/32	700	636,900
4.00%, 05/06/32	1,040	1,024,745
3.88%, 08/28/34(a)	350	337,786
4.75%, 02/15/35(a)	87	89,042
4.38%, 08/27/35	400	398,126
4.50%, 05/20/36	270	270,669
International Finance Corp.
4.50%, 01/21/28	250	251,185
3.88%, 07/02/30	250	247,058
0.75%, 08/27/30(a)	191	166,061
Nordic Investment Bank
4.38%, 03/14/28	500	501,452
3.75%, 01/23/31	200	196,158
		31,507,503
Sweden — 0.0%
Svensk Exportkredit AB
4.13%, 06/14/28	500	498,935
3.75%, 07/29/30	200	196,278
4.88%, 10/04/30	200	204,611
		899,824
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	150	139,267
Uruguay Government International Bonds
4.38%, 10/27/27(a)	114	113,886
4.38%, 01/23/31(a)	277	277,415
5.75%, 10/28/34	150	156,964
7.63%, 03/21/36	250	294,825
5.44%, 02/14/37	175	179,760
4.13%, 11/20/45	100	86,058
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bonds (continued)
5.10%, 06/18/50	$334	$ 312,836
4.98%, 04/20/55	300	272,619
		1,833,630
Total Foreign Agency Obligations — 2.6% (Cost: $88,876,283)		85,501,228
Municipal Bonds
Arizona — 0.0%
Salt River Project Agricultural Improvement & Power District, RB, BAB, 4.84%, 01/01/41	85	81,786
California — 0.2%
Bay Area Toll Authority, RB, BAB, Series S-1, 7.04%, 04/01/50	202	229,466
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	95	62,778
California Health Facilities Financing Authority, RB, M/F Housing
Sustainability Bonds, 4.19%, 06/01/37	65	60,735
Sustainability Bonds, 4.35%, 06/01/41	85	77,262
California State University, RB
Series B, 5.18%, 11/01/53	50	47,931
Series E, 2.90%, 11/01/51	75	53,168
California State University, Refunding RB, Series B, 2.98%, 11/01/51	180	124,646
City of Los Angeles Department of Airports Customer Facility Charge Revenue, Refunding ARB, Class A, Sustainability Bonds, (AGM), 4.24%, 05/15/48(a)	60	51,911
City of San Francisco California Public Utilities Commission Water Revenue, RB, BAB, 6.95%, 11/01/50	75	82,557
Foothill-Eastern Transportation Corridor Agency, Refunding RB
Series A, 4.09%, 01/15/49	80	65,750
Series A, (AGM), 3.92%, 01/15/53	65	51,188
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.71%, 06/01/41	80	61,840
Los Angeles Community College District, GO, BAB, 6.75%, 08/01/49	100	108,299
Los Angeles County Public Works Financing Authority, Refunding RB, BAB, 7.62%, 08/01/40	75	87,808
Los Angeles Department of Water & Power, RB, BAB, 6.57%, 07/01/45(a)	125	132,639
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.71%, 05/15/2120	100	62,853
Series Q, 4.13%, 05/15/32	70	68,415
Series Q, 4.56%, 05/15/53(a)	85	72,285
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	465	488,998
San Diego County Regional Transportation Commission, RB, BAB, 5.91%, 04/01/48	70	70,611
San Diego County Water Authority, RB, BAB, Series B, 6.14%, 05/01/49	85	86,879

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
San Joaquin Hills Transportation Corridor Agency, Refunding RB, Series B, (AGM), 3.49%, 01/15/50	$75	$ 56,715
State of California, GO, BAB
7.55%, 04/01/39	250	296,728
7.30%, 10/01/39	460	524,912
7.35%, 11/01/39	280	320,849
7.60%, 11/01/40	325	389,132
State of California, Refunding GO
3.50%, 04/01/28(a)	270	266,611
4.60%, 04/01/28(f)	65	65,320
2.50%, 10/01/29	220	207,826
5.75%, 10/01/31	250	264,838
5.20%, 03/01/43	55	54,096
Class B, 5.10%, 09/01/35	350	355,417
University of California, RB
Series AD, 4.86%, 05/15/2112	75	62,148
Series AQ, 4.77%, 05/15/2115	72	58,539
Series BD, 3.35%, 07/01/29	110	107,128
		5,178,278
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue, RB, BAB, Series B, 5.84%, 11/01/50	75	75,374
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	410	430,476
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, Sustainability Bonds, 4.81%, 10/01/2114	70	58,395
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, BAB, 7.46%, 10/01/46	75	88,138
		146,533
Florida — 0.0%
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series C, 4.28%, 10/01/41	125	115,091
County of Miami-Dade Florida Transit System, Refunding RB, Series B, 2.60%, 07/01/42	60	46,530
State Board of Administration Finance Corp., RB
Series A, 2.15%, 07/01/30	165	151,180
Series A, 5.53%, 07/01/34	100	103,986
		416,787
Georgia — 0.0%
Municipal Electric Authority of Georgia, Refunding RB, BAB, 6.66%, 04/01/57	113	121,286
Hawaii — 0.0%
State of Hawaii, GO, Series GP, 4.21%, 04/01/31	65	64,320
Idaho — 0.0%
Idaho Energy Resources Authority, RB, 2.86%, 09/01/46	85	59,594
Illinois — 0.1%
Chicago O’Hare International Airport, ARB(a)
Series C, Senior Lien, 4.47%, 01/01/49	65	56,483
Series C, Senior Lien, 4.57%, 01/01/54	65	56,399
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue, RB, Series A, 6.90%, 12/01/40	158	174,590
City of Chicago, GO, Series A, 5.88%, 01/01/31	20	20,162
Illinois State Toll Highway Authority, RB, BAB, Series A, 6.18%, 01/01/34	87	91,519
Security	Par (000)	Value
Illinois (continued)
Metropolitan Water Reclamation District of Greater Chicago, GOL, BAB, 5.72%, 12/01/38	$70	$ 71,399
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	230	190,517
State of Illinois, GO, 5.10%, 06/01/33	794	801,523
State of Illinois, GO, BAB, 7.35%, 07/01/35	57	61,077
		1,523,669
Indiana — 0.0%
Indiana Finance Authority, Refunding RB, Sustainability Bonds, 3.05%, 01/01/51	75	54,468
Kansas — 0.0%
Kansas Development Finance Authority, RB, Series K, (BAM), 2.77%, 05/01/51	55	38,294
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-2, 4.15%, 02/01/33	100	98,773
Series A-3, 5.20%, 12/01/39	125	125,734
Series A-4, 4.48%, 08/01/39	110	104,947
		329,454
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49(a)	80	54,926
Commonwealth of Massachusetts, GOL, BAB, 5.46%, 12/01/39	180	181,695
Massachusetts School Building Authority, RB, BAB, 5.72%, 08/15/39	115	118,636
		355,257
Michigan — 0.0%
Michigan Finance Authority, Refunding RB
3.08%, 12/01/34	60	53,662
3.38%, 12/01/40	70	57,863
Michigan State University, RB, Series A, 4.17%, 08/15/2122	82	59,079
Michigan Strategic Fund, RB, 3.23%, 09/01/47(a)	85	64,942
University of Michigan, RB
Series A, 3.50%, 04/01/52	60	43,897
Series A, 4.45%, 04/01/2122	74	58,099
Series B, Sustainability Bonds, 3.50%, 04/01/52(a)	95	69,398
		406,940
Minnesota — 0.0%
University of Minnesota, RB, 4.05%, 04/01/52	64	51,083
Missouri — 0.0%
Health & Educational Facilities Authority of the State of Missouri, RB, Series A, 3.65%, 08/15/57	90	65,877
Nevada — 0.0%
County of Clark Department of Aviation, ARB, BAB, Series C, 6.82%, 07/01/45	95	104,594
New Jersey — 0.0%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29	184	190,895
New Jersey Transportation Trust Fund Authority, RB, BAB, Series B, 6.56%, 12/15/40	375	410,858
New Jersey Turnpike Authority, RB, BAB, Series F, 7.41%, 01/01/40	155	180,891
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Jersey (continued)
Rutgers The State University of New Jersey, RB, Series P, 3.92%, 05/01/2119(a)	$74	$ 48,797
Rutgers The State University of New Jersey, Refunding RB, Series R, 3.27%, 05/01/43	80	64,274
		895,715
New York — 0.1%
City of New York, GO
Series E-1, 5.56%, 10/01/45	30	29,867
Series E-1, 5.37%, 10/01/51	50	47,912
Sub-Series H-1, 5.65%, 02/01/46	40	40,124
Sub-Series H-1, 5.80%, 02/01/52	90	90,932
Series B-1, Sustainability Bonds, 5.83%, 10/01/53	250	253,255
Series D-1, Sustainability Bonds, 5.11%, 10/01/54(a)	60	55,253
City of New York, GO, BAB, Series F-1, 6.27%, 12/01/37	85	89,949
Metropolitan Transportation Authority Dedicated Tax Fund, RB, BAB, 7.34%, 11/15/39	90	104,013
Metropolitan Transportation Authority, RB, BAB, 6.67%, 11/15/39	100	107,950
New York City Municipal Water Finance Authority, Refunding RB, BAB
5.72%, 06/15/42	85	83,199
6.01%, 06/15/42	110	110,880
5.44%, 06/15/43	75	70,926
New York State Dormitory Authority, RB
Series B, 5.23%, 07/01/35	100	102,613
Series B, 5.83%, 07/01/55	50	52,234
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	80	72,453
Series 225, 3.18%, 07/15/60	70	45,771
Port Authority of New York & New Jersey, RB
Series 159, 6.04%, 12/01/29	75	79,086
Series 168, 4.93%, 10/01/51	220	205,425
Series 182, 5.31%, 08/01/46	75	73,509
Port Authority of New York & New Jersey, Refunding ARB, Series 239, 5.07%, 07/15/53	50	47,484
Port Authority of New York & New Jersey, Refunding RB, Series 174, 4.46%, 10/01/62	300	254,489
		2,017,324
North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	75	50,732
Ohio — 0.0%
American Municipal Power, Inc., RB, Series B, 8.08%, 02/15/50	100	124,231
JobsOhio Beverage System, Refunding RB, Series A, 2.83%, 01/01/38(g)	100	84,172
Ohio Turnpike & Infrastructure Commission, Refunding RB, Series A, Junior Lien, 3.22%, 02/15/48	95	69,585
		277,988
Oregon — 0.0%
Oregon State University, RB, (BAM), 3.42%, 03/01/60	62	42,898
Pennsylvania — 0.0%
Commonwealth Financing Authority, RB, Series A, 2.99%, 06/01/42	225	172,980
Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB, 5.69%, 06/01/54	$50	$ 50,115
Pennsylvania State University, Refunding RB, Series D, 2.79%, 09/01/43	100	76,943
University of Pittsburgh-of the Commonwealth System of Higher Education, RB, 3.56%, 09/15/2119(a)	62	37,787
		337,825
South Carolina — 0.0%
South Carolina Public Service Authority, RB, BAB, Series C, 6.45%, 01/01/50	74	78,402
Texas — 0.1%
City of San Antonio Texas Electric & Gas Systems Revenue, RB, 4.43%, 02/01/42	65	61,907
City of San Antonio Texas Electric & Gas Systems Revenue, RB, BAB, Junior Lien, 5.81%, 02/01/41(a)	95	98,150
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.57%, 02/01/50(a)	50	49,734
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	70	47,532
Dallas Fort Worth International Airport, Refunding RB
2.84%, 11/01/46	65	47,241
Series A, 2.99%, 11/01/38	75	65,231
Series C, 2.92%, 11/01/50(a)	160	113,321
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52(a)	200	138,638
North Texas Tollway Authority, RB, BAB, Series B, 6.72%, 01/01/49	96	105,077
State of Texas, GO, BAB, 5.52%, 04/01/39	103	104,473
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	110	112,222
Texas Natural Gas Securitization Finance Corp.
Series 2023-1, Class A1, 5.10%, 04/01/35	138	140,540
Series 2023-1, Class A2, 5.17%, 04/01/41	170	171,335
Texas Private Activity Bond Surface Transportation Corp., RB, Series B, 3.92%, 12/31/49(a)	80	63,812
Texas Transportation Commission, Refunding GO, 2.47%, 10/01/44	185	130,031
		1,449,244
Virginia — 0.0%
University of Virginia, RB, Series C, 4.18%, 09/01/2117	60	44,317
University of Virginia, Refunding RB
2.26%, 09/01/50	120	68,811
Series B, 2.58%, 11/01/51	85	51,566
Williamsburg Economic Development Authority, Refunding RB, 4.96%, 11/01/35	10	9,951
		174,645
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series A, 3.95%, 05/01/36	110	103,044
Total Municipal Bonds — 0.5% (Cost: $17,116,072)		14,931,887
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 0.7%
Bank
Series 2018-BN12, Class AS, 4.45%, 05/15/61(c)	239	232,138

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Bank (continued)
Series 2019-BN18, Class A4, 3.58%, 05/15/62	$341	$ 327,419
Series 2020-BN25, Class C, 3.46%, 01/15/63(c)	200	170,597
Series 2020-BN27, Class A5, 2.14%, 04/15/63	925	823,064
Series 2022-BNK39, Class A4, 2.93%, 02/15/55(c)	1,000	902,917
Bank5
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	500	513,536
Series 2024-5YR7, Class A3, 5.77%, 06/15/57	950	971,525
BBCMS Mortgage Trust
Series 2022-C17, Class A5, 4.44%, 09/15/55	1,319	1,277,268
Series 2022-C18, Class AS, 6.37%, 12/15/55(c)	250	261,905
Series 2024-C28, Class A4, 5.12%, 09/15/57	1,000	1,003,983
Series 2025-5C38, Class AS, 5.48%, 11/15/58	500	505,662
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	1,514	1,367,361
Benchmark Mortgage Trust
Series 2018-B5, Class A4, 4.21%, 07/15/51	511	503,768
Series 2019-B10, Class A4, 3.72%, 03/15/62	546	529,598
Series 2019-B11, Class A4, 3.28%, 05/15/52	570	546,457
Series 2019-B9, Class A5, 4.02%, 03/15/52	511	498,388
Series 2020-B19, Class B, 2.35%, 09/15/53	193	151,342
Series 2020-B21, Class A4, 1.70%, 12/17/53	612	546,813
Series 2020-B21, Class A5, 1.98%, 12/17/53	410	361,646
Series 2021-B29, Class A4, 2.14%, 09/15/54	500	438,080
Series 2021-B29, Class A5, 2.39%, 09/15/54	567	499,441
Series 2021-B30, Class B, 2.63%, 11/15/54(c)	250	205,149
Series 2024-V5, Class B, 6.06%, 01/10/57(c)	200	201,860
Series 2025-V14, Class A3, 5.18%, 04/15/57	650	655,395
Series 2025-V14, Class AM, 6.09%, 04/15/57(c)	250	256,245
Series 2025-V19, Class A3, 5.25%, 01/15/58	400	405,160
BMO Mortgage Trust
Series 2023-C7, Class AS, 6.67%, 12/15/56(c)	500	534,291
Series 2024-5C6, Class C, 5.88%, 09/15/57(c)	125	122,703
Series 2024-5C8, Class A3, 5.63%, 12/15/57(c)	100	102,094
Series 2024-5C8, Class C, 5.74%, 12/15/57(c)	200	197,394
Series 2024-C9, Class C, 6.60%, 07/15/57(c)	200	199,430
Series 2025-C11, Class A5, 5.69%, 02/15/58	500	519,722
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class C, 4.05%, 12/15/72(c)	200	184,237
Series 2019-GC41, Class A5, 2.87%, 08/10/56	1,000	942,072
CSAIL Commercial Mortgage Trust
Series 2018-CX11, Class A5, 4.03%, 04/15/51(c)	681	672,607
Series 2018-CX11, Class B, 4.45%, 04/15/51(c)	250	236,720
Series 2020-C19, Class A3, 2.56%, 03/15/53	500	453,927
GS Mortgage Securities Trust, Series 2018-GS10, Class A5, 4.16%, 07/10/51(c)	511	504,027
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C2, Class A3, 5.11%, 11/15/58	75	75,516
Morgan Stanley Capital I Trust
Series 2018-H3, Class A4, 3.91%, 07/15/51	251	246,497
Series 2019-L3, Class AS, 3.49%, 11/15/52	132	124,112
Series 2020-L4, Class AS, 2.88%, 02/15/53	500	456,182
Wells Fargo Commercial Mortgage Trust
Series 2018-C43, Class AS, 4.15%, 03/15/51(c)	100	98,085
Series 2018-C47, Class A4, 4.44%, 09/15/61	442	437,832
Series 2019-C49, Class A5, 4.02%, 03/15/52	655	641,337
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust (continued)
Series 2020-C56, Class A5, 2.45%, 06/15/53	$530	$ 487,556
Series 2020-C58, Class A4, 2.09%, 07/15/53	481	428,703
Total Non-Agency Mortgage-Backed Securities — 0.7% (Cost: $22,865,277)		21,821,761
Preferred Securities
Capital Trusts — 0.1%
Capital Markets — 0.0%
Apollo Global Management, Inc., 6.00%, 12/15/54(a)(c)	80	77,608
Diversified Telecommunication Services(c) — 0.0%
Verizon Communications, Inc.
6.20%, 05/14/56	150	151,647
6.05%, 05/14/58(a)	125	126,155
		277,802
Electric Utilities(c) — 0.1%
Alliant Energy Corp., 5.75%, 04/01/56	50	49,434
American Electric Power Co., Inc.
6.95%, 12/15/54	50	53,400
Series C, 5.80%, 03/15/56	125	124,314
Series D, 6.05%, 03/15/56	150	149,156
CenterPoint Energy, Inc.
6.70%, 05/15/55	30	30,868
5.95%, 04/01/56	50	49,977
Series B, 6.85%, 02/15/55(a)	75	78,827
CMS Energy Corp., 6.50%, 06/01/55	40	40,967
Dominion Energy, Inc.
6.63%, 05/15/55	125	128,917
6.00%, 02/15/56	90	90,398
6.20%, 02/15/56	75	75,237
6.15%, 12/15/56	25	25,076
Series B, 7.00%, 06/01/54	100	105,879
DTE Energy Co., Series C, 6.20%, 07/01/58	40	40,336
Duke Energy Corp., 6.45%, 09/01/54(a)	100	103,840
Entergy Corp.
5.88%, 06/15/56(a)	50	50,008
6.10%, 06/15/56	25	25,051
Evergy, Inc., 6.65%, 06/01/55	50	51,119
NextEra Energy Capital Holdings, Inc.
6.75%, 06/15/54(a)	125	130,192
6.38%, 08/15/55	150	152,767
Series AA, 6.00%, 10/01/56	130	129,936
Series BB, 6.20%, 10/01/56	130	129,874
Series CC, 6.63%, 10/01/66	90	91,386
Sempra
6.40%, 10/01/54	125	125,670
6.88%, 10/01/54(a)	120	122,419
6.55%, 04/01/55	75	75,608
6.38%, 04/01/56	100	101,006
Sierra Pacific Power Co.
6.20%, 12/15/55	25	24,781
6.38%, 09/15/56	25	24,935
Southern Co.
6.00%, 04/01/58	50	50,120
Series 2025, 6.38%, 03/15/55	50	51,312
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
WEC Energy Group, Inc., 5.63%, 05/15/56	$25	$ 24,849
Xcel Energy, Inc., 5.75%, 12/03/56	25	24,707
		2,532,366
Financial Services — 0.0%
Goldman Sachs Capital I, 6.35%, 02/15/34	87	90,565
Insurance(c) — 0.0%
Athene Holding Ltd., 6.88%, 06/28/55(a)	50	48,010
Corebridge Financial, Inc., 6.38%, 09/15/54	75	74,457
Equitable Holdings, Inc., 6.70%, 03/28/55	40	41,097
Prudential Financial, Inc., 6.50%, 03/15/54	100	103,519
		267,083
Multi-Utilities(c) — 0.0%
NiSource, Inc.
6.95%, 11/30/54	50	51,701
6.38%, 03/31/55	50	51,553
5.75%, 07/15/56	50	49,927
Southern Co. Gas Capital Corp., 6.05%, 09/15/56	60	60,079
Spire, Inc.
6.25%, 06/01/56	50	49,806
6.45%, 06/01/56	50	50,334
		313,400
Oil, Gas & Consumable Fuels(c) — 0.0%
Enbridge, Inc., 7.20%, 06/27/54(a)	100	106,281
Phillips 66 Co.
Series A, 5.88%, 03/15/56	100	99,247
Series B, 6.20%, 03/15/56(a)	50	50,219
		255,747
		3,814,571
Total Preferred Securities — 0.1% (Cost: $3,806,798)		3,814,571
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.3%
Fannie Mae
6.25%, 05/15/29	909	959,608
7.13%, 01/15/30	1,698	1,859,383
7.25%, 05/15/30	3,487	3,859,394
0.88%, 08/05/30	1,191	1,043,343
6.63%, 11/15/30	53	58,066
Federal Home Loan Banks, 5.50%, 07/15/36	370	398,943
Federal Home Loan Mortgage Corp.
6.75%, 03/15/31	477	528,239
6.25%, 07/15/32	562	620,187
Tennessee Valley Authority
1.50%, 09/15/31	70	61,096
5.88%, 04/01/36	359	395,358
3.50%, 12/15/42	74	61,476
5.25%, 02/01/55(a)	50	49,099
		9,894,192
Commercial Mortgage-Backed Securities — 0.8%
Fannie Mae-Aces
Series 2018-M12, Class A2, 3.78%, 08/25/30(c)	458	445,715
Series 2019-M22, Class A2, 2.52%, 08/25/29	673	636,696
Series 2019-M9, Class A2, 2.94%, 06/25/29	488	471,049
Series 2020-M46, Class A2, 1.32%, 05/25/30	901	813,143
Series 2021-M13, Class A2, 1.65%, 04/25/31(c)	724	635,750
Series 2021-M17, Class A2, 1.71%, 07/25/31(c)	511	450,806
Series 2021-M2S, Class A2, 1.87%, 10/25/31(c)	1,470	1,294,699
Security	Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Fannie Mae-Aces (continued)
Series 2025-M5, Class A2, 1.84%, 11/25/31(c)	$1,000	$ 875,695
Freddie Mac Multifamily Structured Pass Through Certificates
Series K093, Class A2, 2.98%, 05/25/29	2,937	2,826,271
Series K101, Class A2, 2.52%, 10/25/29	960	904,135
Series K110, Class A2, 1.48%, 04/25/30	450	405,180
Series K111, Class A2, 1.35%, 05/25/30	171	152,628
Series K123, Class A2, 1.62%, 12/25/30	1,698	1,507,269
Series K126, Class A2, 2.07%, 01/25/31	1,856	1,676,942
Series K130, Class A2, 1.72%, 06/25/31	500	440,640
Series K-1521, Class A2, 2.18%, 08/25/36	813	647,309
Series K-156, Class A2, 4.43%, 02/25/33(c)	1,500	1,486,131
Series K-159, Class A2, 4.50%, 07/25/33(c)	500	496,450
Series K-162, Class A2, 5.15%, 12/25/33(c)	500	515,877
Series K-165, Class A2, 4.49%, 09/25/34	500	494,649
Series K-170, Class A2, 5.00%, 02/25/35(c)	900	920,150
Series K-171, Class A2, 4.40%, 06/25/35(c)	100	98,012
Series K-172, Class A2, 4.58%, 08/25/35(c)	500	495,683
Series K518, Class A2, 5.40%, 01/25/29	4,000	4,076,717
Series K739, Class A2, 1.34%, 09/25/27	487	472,657
Series K-752, Class A2, 4.28%, 07/25/30	4,000	3,969,669
		27,209,922
Mortgage-Backed Securities — 23.4%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	136	121,707
4.00%, 02/01/47 - 02/01/57	515	483,777
3.50%, 11/01/51	803	727,163
(12-mo. RFUCCT US + 1.53%), 5.82%, 05/01/43(c)	5	5,077
(12-mo. RFUCCT US + 1.54%), 5.91%, 06/01/43(c)	7	7,716
(12-mo. RFUCCT US + 1.70%), 6.07%, 08/01/42(c)	2	1,683
(12-mo. RFUCCT US + 1.75%), 6.39%, 08/01/41(c)	1	546
(12-mo. RFUCCT US + 1.83%), 6.30%, 11/01/40(c)	1	563
Freddie Mac Mortgage-Backed Securities
3.00%, 03/01/27 - 10/01/47	5,346	4,836,217
2.50%, 07/01/28 - 01/01/33	880	843,987
3.50%, 03/01/32 - 06/01/49	5,310	4,935,877
5.00%, 04/01/33 - 04/01/49	211	211,144
4.00%, 05/01/33 - 01/01/49	1,841	1,753,800
5.50%, 06/01/35 - 01/01/39	6	6,648
4.50%, 06/01/38 - 01/01/49	773	756,416
(12-mo. RFUCCT US + 1.62%), 6.27%, 08/01/41(c)	1	729
(12-mo. RFUCCT US + 1.85%), 6.26%, 09/01/40(c)	1	1,114
Ginnie Mae Mortgage-Backed Securities
5.50%, 12/15/32 - 07/20/56(h)	22,435	22,628,822
6.00%, 03/15/35 - 05/20/56	12,026	12,317,578
6.50%, 09/15/36 - 12/20/55	5,451	5,659,050
4.50%, 07/15/39 - 07/20/56(h)	17,098	16,514,046
5.00%, 11/15/39 - 07/20/56(h)	27,506	27,193,967
4.00%, 03/15/41 - 07/20/56(h)	12,330	11,594,124
3.50%, 09/20/42 - 07/20/56(h)	18,068	16,529,359
3.00%, 01/20/43 - 07/20/56(h)	26,130	23,293,567
2.50%, 05/20/45 - 07/20/56(h)	30,723	26,247,009
2.00%, 07/20/50 - 07/20/56(h)	33,708	27,651,948
1.50%, 10/20/51	133	104,264

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
3.00%, 01/01/27 - 07/13/56(h)	$53,746	$ 47,846,699
3.50%, 01/01/27 - 07/13/56(h)	35,122	32,376,648
2.50%, 09/01/28 - 07/13/56(h)	112,497	96,016,593
7.00%, 02/01/32	1	1,228
4.00%, 07/01/32 - 07/13/56(h)	37,795	35,915,744
6.50%, 07/01/32 - 11/01/55	19,114	19,980,238
5.00%, 11/01/33 - 07/13/56(h)	52,485	51,871,836
6.00%, 03/01/34 - 08/13/56(h)	46,771	48,196,560
2.00%, 12/01/35 - 07/13/56(h)	159,246	131,912,554
1.50%, 03/01/36 - 07/01/51(h)	17,558	14,772,278
5.50%, 04/01/36 - 07/13/56(h)	60,940	61,590,525
4.50%, 07/15/39 - 07/13/56(h)	25,767	24,946,452
		769,855,253
Total U.S. Government Sponsored Agency Securities — 24.5% (Cost: $864,576,540)		806,959,367
U.S. Treasury Obligations
U.S. Treasury Bonds
5.25%, 11/15/28	1,529	1,566,687
5.38%, 02/15/31	1,021	1,071,851
4.75%, 02/15/37 - 02/15/56	37,873	36,959,415
5.00%, 05/15/37 - 05/15/56	15,254	15,469,610
4.38%, 02/15/38 - 08/15/43	7,040	6,731,212
4.50%, 05/15/38 - 11/15/54	13,281	12,603,387
3.50%, 02/15/39	1,139	1,024,833
4.25%, 05/15/39 - 08/15/54	18,531	16,758,607
4.63%, 02/15/40 - 11/15/55(a)	44,448	42,579,465
1.13%, 05/15/40	56	35,431
3.88%, 08/15/40 - 05/15/43	9,857	8,739,712
1.38%, 11/15/40 - 08/15/50	15,913	9,233,323
1.88%, 02/15/41 - 11/15/51	22,405	13,588,772
2.25%, 05/15/41 - 02/15/52	17,975	11,895,764
1.75%, 08/15/41	7,351	4,926,893
2.00%, 11/15/41 - 08/15/51	21,136	13,095,050
2.38%, 02/15/42 - 05/15/51(a)	18,447	12,376,151
3.00%, 05/15/42 - 08/15/52	33,477	24,693,889
3.25%, 05/15/42	4,100	3,375,773
2.75%, 08/15/42 - 11/15/47	7,295	5,241,831
3.38%, 08/15/42 - 11/15/48	9,439	7,608,376
4.00%, 11/15/42 - 11/15/52	9,600	8,391,680
3.13%, 02/15/43 - 05/15/48	7,721	5,963,623
2.88%, 05/15/43 - 05/15/52	19,769	14,266,372
3.63%, 08/15/43 - 05/15/53	16,144	13,061,686
3.75%, 11/15/43	4,262	3,683,800
4.13%, 08/15/44 - 08/15/53	13,347	11,842,334
2.50%, 02/15/45 - 05/15/46	10,548	7,318,754
4.88%, 08/15/45	1,585	1,572,927
1.63%, 11/15/50	8,561	4,474,795
U.S. Treasury Notes
2.25%, 08/15/27 - 11/15/27	10,350	10,112,824
3.75%, 08/15/27 - 02/28/33	71,737	70,683,289
0.50%, 08/31/27 - 10/31/27	9,295	8,895,456
3.13%, 08/31/27 - 08/31/29	30,248	29,612,655
3.38%, 09/15/27 - 05/15/33(a)	56,403	55,305,968
0.38%, 09/30/27	6,786	6,477,714
3.50%, 09/30/27 - 02/15/33(a)	117,634	115,220,825
4.13%, 09/30/27 - 02/15/36	129,447	128,614,663
3.88%, 10/15/27 - 08/15/34(a)	170,380	168,013,554
0.63%, 11/30/27 - 08/15/30	26,106	23,623,017
4.00%, 12/15/27 - 11/15/35(a)	117,470	116,055,687
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
0.75%, 01/31/28	$13,000	$ 12,324,102
4.25%, 02/15/28 - 08/15/35	87,269	86,732,278
1.13%, 02/29/28 - 02/15/31	23,375	21,328,582
1.25%, 03/31/28 - 08/15/31	33,285	31,245,445
3.63%, 03/31/28 - 09/30/31(a)	58,304	57,204,692
2.88%, 05/15/28 - 05/15/32	28,110	26,858,059
1.00%, 07/31/28	6,786	6,361,875
4.38%, 08/31/28 - 05/15/36	47,778	47,881,047
4.63%, 09/30/28 - 02/15/35	38,738	39,334,429
1.38%, 10/31/28 - 11/15/31	37,304	33,224,229
4.88%, 10/31/28 - 10/31/30	13,250	13,492,071
1.50%, 11/30/28 - 02/15/30	11,635	10,779,776
1.75%, 01/31/29	11,000	10,352,461
2.63%, 02/15/29 - 07/31/29	14,249	13,654,409
1.88%, 02/28/29	6,940	6,542,305
2.38%, 03/31/29	5,091	4,856,337
2.75%, 05/31/29	3,500	3,365,605
4.50%, 05/31/29 - 11/15/33	11,482	11,605,895
3.25%, 06/30/29	4,500	4,384,512
0.88%, 11/15/30	6,956	6,040,308
Total U.S. Treasury Obligations — 45.5% (Cost: $1,576,284,322)		1,500,336,072
Total Long-Term Investments — 98.4% (Cost: $3,426,046,830)		3,240,001,115

	Shares
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(i)(j)(k)	290,088,838	290,175,865
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(i)(j)	100,000	100,000
Total Short-Term Securities — 8.8% (Cost: $290,207,659)		290,275,865
Total Investments Before TBA Sale Commitments — 107.2% (Cost: $3,716,254,489)		3,530,276,980

Par (000)
TBA Sale Commitments(h)
Mortgage-Backed Securities — (0.0)%
Ginnie Mae Mortgage-Backed Securities, 5.00%, 07/20/56	$(400)	(394,321)
Total TBA Sale Commitments — (0.0)% (Proceeds: $(395,000))		(394,321)
Total Investments, Net of TBA Sale Commitments — 107.2% (Cost: $3,715,859,489)		3,529,882,659
Liabilities in Excess of Other Assets — (7.2)%		(236,104,775)
Net Assets — 100.0%		$ 3,293,777,884
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
June 30, 2026
U.S. Total Bond Index Master Portfolio

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	When-issued security.
(f)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 336,833,511	$ —	$ (46,590,075)(a)	$ (26,065)	$ (41,506)	$ 290,175,865	290,088,838	$ 2,735,538 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	— (a)	—	—	100,000	100,000	1,770	—
				$ (26,065)	$ (41,506)	$ 290,275,865		$ 2,737,308	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 8,530,497	$ —	$ 8,530,497
Corporate Bonds	—	798,105,732	—	798,105,732
Foreign Agency Obligations	—	85,501,228	—	85,501,228
Municipal Bonds	—	14,931,887	—	14,931,887
Non-Agency Mortgage-Backed Securities	—	21,821,761	—	21,821,761
Preferred Securities
Capital Trusts	—	3,814,571	—	3,814,571
U.S. Government Sponsored Agency Securities	—	806,959,367	—	806,959,367
U.S. Treasury Obligations	—	1,500,336,072	—	1,500,336,072
Short-Term Securities
Money Market Funds	290,275,865	—	—	290,275,865
Liabilities
Investments
TBA Sale Commitments	—	(394,321)	—	(394,321)
	$290,275,865	$3,239,606,794	$—	$3,529,882,659
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
June 30, 2026

U.S. Total Bond Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 3,240,001,115
Investments, at value — affiliated(c)	290,275,865
Receivables:
Investments sold	33,979,780
Securities lending income — affiliated	37,129
TBA sale commitments	395,000
Contributions from investors	10,225,002
Dividends — affiliated	207,674
Interest — unaffiliated	26,686,655
Principal paydowns	14
Prepaid expenses	6,903
Total assets	3,601,815,137
LIABILITIES
Bank overdraft	426,006
Collateral on securities loaned	199,137,052
TBA sale commitments, at value(d)	394,321
Payables:
Investments purchased	107,914,744
Investment advisory fees	103,828
Trustees’ fees	4,675
Professional fees	56,627
Total liabilities	308,037,253
Commitments and contingent liabilities
NET ASSETS	$ 3,293,777,884
NET ASSETS CONSIST OF
Investors’ capital	$ 3,479,754,714
Net unrealized appreciation (depreciation)	(185,976,830)
NET ASSETS	$ 3,293,777,884
(a) Investments, at cost—unaffiliated	$3,426,046,830
(b) Securities loaned, at value	$191,200,005
(c) Investments, at cost—affiliated	$290,207,659
(d) Proceeds from TBA sale commitments	$395,000
See notes to financial statements.
Master Portfolio Statement of Assets and Liabilities

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

U.S. Total Bond Index Master Portfolio
INVESTMENT INCOME
Dividends — affiliated	$2,498,084
Interest — unaffiliated	70,541,191
Securities lending income — affiliated — net	239,224
Foreign taxes withheld	535
Total investment income	73,279,034
EXPENSES
Investment advisory	725,376
Trustees	18,578
Professional	12,585
Total expenses excluding interest expense	756,539
Interest expense — unaffiliated	210
Total expenses	756,749
Less fees waived and/or reimbursed by the Manager	(77,367)
Total expenses after fees waived and/or reimbursed	679,382
Net investment income	72,599,652
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss from:
Investments — unaffiliated	(31,911,717)
Investments — affiliated	(26,065)
(31,937,782)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(15,069,516)
Investments — affiliated	(41,506)
(15,111,022)
Net realized and unrealized loss	(47,048,804)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,550,848
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$72,599,652	$126,662,506
Net realized loss	(31,937,782)	(12,327,409)
Net change in unrealized appreciation (depreciation)	(15,111,022)	110,330,803
Net increase in net assets resulting from operations	25,550,848	224,665,900
CAPITAL TRANSACTIONS
Proceeds from contributions	572,925,632	1,642,598,729
Value of withdrawals	(1,065,974,046)	(1,134,312,482)
Net increase (decrease) in net assets derived from capital transactions	(493,048,414)	508,286,247
NET ASSETS
Total increase (decrease) in net assets	(467,497,566)	732,952,147
Beginning of period	3,761,275,450	3,028,323,303
End of period	$3,293,777,884	$3,761,275,450
See notes to financial statements.
Master Portfolio Statements of Changes in Net Assets

Financial Highlights
(unaudited)

U.S. Total Bond Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	0.76%(a)	7.16%	1.41%	5.60%	(13.02)%	(1.79)%
Ratios to Average Net Assets(b)
Total expenses	0.04%(c)	0.04%	0.04%	0.04%	0.04%	0.04%
Total expenses after fees waived and/or reimbursed	0.04%(c)	0.04%	0.04%	0.04%	0.04%	0.03%
Net investment income	4.00%(c)	3.87%	3.67%	3.23%	2.02%	1.81%
Supplemental Data
Net assets, end of period (000)	$3,293,778	$3,761,275	$3,028,323	$2,622,632	$2,227,328	$17,489,502
Portfolio turnover rate(d)(e)	46%	93%	105%	78%	161%(f)	175%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
(d)	Portfolio turnover rates include TBA transactions, if any.
(e)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Portfolio turnover rate (excluding MDRs)	29%	56%	58%	44%	93%(f)	89%

(f)	Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. U.S. Total Bond Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Forward Commitments, When-Issued and Delayed Delivery Securities: The Master Portfolio may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Master Portfolio may purchase securities under such conditions with the intention of actually acquiring them but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Master Portfolio may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Master Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Master Portfolio’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions. These types of securities may be considered unfunded and may obligate the Master Portfolio to make future cash payments. An unfunded commitment is marked-to-market and any unrealized appreciation (depreciation) is separately presented in the Statement of Assets and Liabilities and Statement of Operations.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions: The Master Portfolio may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

securities on loan and the value of related collateral, if any, are shown separately in the Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Banco Santander SA	$ 49,099	$ (49,099)	$ —	$ —
Barclays Bank PLC	24,886,711	(24,886,711)	—	—
Barclays Capital, Inc.	2,113,283	(2,113,283)	—	—
BMO Capital Markets Corp.	169,428	(169,428)	—	—
BNP Paribas SA	13,772,894	(13,772,894)	—	—
BofA Securities, Inc.	4,652,901	(4,652,901)	—	—
Citadel Clearing LLC	277,434	(277,434)	—	—
Citigroup Global Markets, Inc.	7,142,974	(7,142,974)	—	—
Deutsche Bank Securities, Inc.	8,077,057	(8,077,057)	—	—
Goldman Sachs & Co. LLC	14,598,612	(14,598,612)	—	—
HSBC Securities (USA), Inc.	1,078,209	(1,078,209)	—	—
J.P. Morgan Securities LLC	28,238,001	(28,238,001)	—	—
Jefferies LLC	157,714	(157,714)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	631,808	(631,808)	—	—
Morgan Stanley	2,587,373	(2,587,373)	—	—
National Bank of Canada	10,055,349	(10,055,349)	—	—
Nomura Securities International, Inc.	3,270,349	(3,270,349)	—	—
Pershing LLC	3,496,673	(3,496,673)	—	—
RBC Capital Markets LLC	9,549,672	(9,549,672)	—	—
Scotia Capital (USA), Inc.	285,458	(285,458)	—	—
Scotia Capital, Inc.	3,093,705	(3,093,705)	—	—
State Street Bank & Trust Co.	44,534,679	(44,534,679)	—	—
TD Securities (USA) LLC	416,923	(416,923)	—	—
UBS AG	24,193	(24,193)	—	—
Wells Fargo Bank N.A.	598,691	(598,691)	—	—
Wells Fargo Securities LLC	7,440,815	(7,440,815)	—	—
	$ 191,200,005	$ (191,200,005)	$ —	$ —

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. ("BlackRock"), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.04% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. Each of BAL and BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $31,163.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $46,204.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Master Portfolio’s Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. For the six months ended June 30, 2026, there were no fees waived by the Manager pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $91,420 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
	U.S. Government Securities		Other Securities
Master Portfolio Name	Purchases	Sales	Purchases	Sales
U.S. Total Bond Index Master Portfolio	$ 1,576,374,502	$ 1,878,420,039	$ 84,414,240	$ 196,937,526
Master Portfolio Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)

For the six months ended June 30, 2026, purchases and sales related to mortgage dollar rolls were $609,800,823 and $610,250,119, respectively.
7.
INCOME TAX INFORMATION
The Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so the owner of the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Total Bond Index Master Portfolio	$ 3,718,883,324	$ 9,040,520	$ (197,646,185)	$ (188,605,665)
8.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
9.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
BFA uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk:  The Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Master Portfolio to reinvest in lower yielding securities. The Master Portfolio may also be exposed to reinvestment risk, which is the risk that income from the Master Portfolio’s portfolio will decline if the Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolio may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolio’s performance.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
The Master Portfolio invests a significant portion of  its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Agreement”) between the Master Portfolio, on behalf of U.S. Total Bond Index Master Portfolio (the “Master Fund”) and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Fund’s investment advisor. iShares U.S. Aggregate Bond Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Fund”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Fund also considered the approval of the Agreement with respect to the Master Fund. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Fund are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Fund on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment Trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“ Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open,

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Master Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center, and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was below the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed the Fund’s below tolerance performance relative to its benchmark over the period. The Board was informed that, among other things, the Fund’s underperformance relative to its benchmark and breach of its lower tolerance was the impact of pricing. Pricing impact is the result of price source and timing differences between the Fund and benchmark.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in
Disclosure of Investment Advisory Agreement

Disclosure of Investment Advisory Agreement (continued)

the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Fund, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BMO	BMO Capital Markets
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
M/F	Multi-Family
MSCI	Morgan Stanley Capital International
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
REIT	Real Estate Investment Trust
RFUCCT	Refinitiv USD IBOR Consumer Cash Fallbacks Term
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
Glossary of Terms Used in these Financial Statements

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• BlackRock Cash Funds: Institutional
• BlackRock Cash Funds: Treasury

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
ASSETS
Investments, at value — from the applicable Master Portfolio	$ 108,178,542,060	$ 20,678,796,690
Total assets	108,178,542,060	20,678,796,690
LIABILITIES
Payables:
Administration fees	1,569,016	457,354
Income dividend distributions	296,620,852	46,063,927
Professional fees	5,710	5,725
Total liabilities	298,195,578	46,527,006
Commitments and contingent liabilities
NET ASSETS	$ 107,880,346,482	$ 20,632,269,684
NET ASSETS CONSIST OF
Paid-in capital	$ 107,883,028,206	$ 20,627,253,446
Accumulated earnings (loss)	(2,681,724)	5,016,238
NET ASSETS	$ 107,880,346,482	$ 20,632,269,684
NET ASSET VALUE
Institutional
Net assets	N/A	$ 4,736,320,879
Shares outstanding	N/A	4,735,171,385
Net asset value	N/A	$ 1.00
Shares authorized	N/A	Unlimited
Par value	N/A	No par value
SL Agency
Net assets	$ 107,880,346,482	$ 15,895,948,805
Shares outstanding	107,850,782,818	15,892,082,062
Net asset value	$ 1.0003	$ 1.00
Shares authorized	Unlimited	Unlimited
Par value	No par value	No par value
See notes to financial statements.
Fund Statements of Assets and Liabilities
3

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	BlackRock Cash Funds: Institutional	BlackRock Cash Funds: Treasury
INVESTMENT INCOME
Net investment income allocated from the applicable Master Portfolio:
Interest — unaffiliated	$1,664,565,919	$387,679,219
Expenses	(43,253,827)	(10,635,282)
Fees waived	13,079,213	3,277,226
Total investment income	1,634,391,305	380,321,163
FUND EXPENSES
Administration — class specific	8,579,596	2,810,009
Professional	5,725	5,725
Total expenses	8,585,321	2,815,734
Less fees waived and/or reimbursed by the Administrator	(5,725)	(5,725)
Total expenses after fees waived and/or reimbursed	8,579,596	2,810,009
Net investment income	1,625,811,709	377,511,154
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	169,003	1,040,815
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(20,207,998)	—
Net realized and unrealized gain (loss)	(20,038,995)	1,040,815
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,605,772,714	$378,551,969
See notes to financial statements.
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	BlackRock Cash Funds: Institutional		BlackRock Cash Funds: Treasury
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,625,811,709	$3,402,625,043	$377,511,154	$898,087,083
Net realized gain	169,003	324,683	1,040,815	1,794,368
Net change in unrealized appreciation (depreciation)	(20,207,998)	(1,695,250)	—	—
Net increase in net assets resulting from operations	1,605,772,714	3,401,254,476	378,551,969	899,881,451
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	—	(84,651,439)	(230,238,489)
SL Agency	(1,618,190,815)	(3,401,579,075)	(289,895,308)	(668,387,013)
Decrease in net assets resulting from distributions to shareholders	(1,618,190,815)	(3,401,579,075)	(374,546,747)	(898,625,502)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	33,712,532,672	6,117,394,917	(9,208,718,530)	8,758,324,829
NET ASSETS
Total increase (decrease) in net assets	33,700,114,571	6,117,070,318	(9,204,713,308)	8,759,580,778
Beginning of period	74,180,231,911	68,063,161,593	29,836,982,992	21,077,402,214
End of period	$107,880,346,482	$74,180,231,911	$20,632,269,684	$29,836,982,992

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
5

Financial Highlights
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Institutional
	SL Agency
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$1.0004	$1.0004	$1.0005	$1.0000	$1.0003	$1.0006
Net investment income	0.0188	0.0438	0.0531	0.0523	0.0178	0.0012
Net realized and unrealized gain (loss)	(0.0001)	0.0000 (a)	(0.0001)	0.0005	(0.0003)(b)	(0.0003)
Net increase from investment operations	0.0187	0.0438	0.0530	0.0528	0.0175	0.0009
Distributions(c)
From net investment income	(0.0188)	(0.0438)	(0.0531)	(0.0523)	(0.0178)	(0.0012)
From net realized gain	—	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)	(0.0000)(d)
Total distributions	(0.0188)	(0.0438)	(0.0531)	(0.0523)	(0.0178)	(0.0012)
Net asset value, end of period	$1.0003	$1.0004	$1.0004	$1.0005	$1.0000	$1.0003
Total Return(e)
Based on net asset value	1.87%(f)	4.46%	5.43%	5.38%	1.79%	0.09%
Ratios to Average Net Assets
Total expenses	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income	3.79%(g)	4.37%	5.33%	5.22%	1.83%	0.11%
Supplemental Data
Net assets, end of period (000)	$107,880,346	$74,180,232	$68,063,162	$61,928,494	$74,327,521	$65,665,603

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
See notes to financial statements.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0178	0.0416	0.0507	0.0494	0.0155	0.0001
Net realized and unrealized gain	0.0002	0.0001	0.0001	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)
Net increase from investment operations	0.0180	0.0417	0.0508	0.0494	0.0155	0.0001
Distributions(c)
From net investment income	(0.0178)	(0.0416)	(0.0507)	(0.0494)	(0.0155)	(0.0001)
From net realized gain	—	(0.0001)	(0.0001)	—	(0.0000)(d)	(0.0000)(d)
Total distributions	(0.0178)	(0.0417)	(0.0508)	(0.0494)	(0.0155)	(0.0001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	1.79%(f)	4.24%	5.20%	5.05%	1.56%	0.01%
Ratios to Average Net Assets
Total expenses	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.12%
Total expenses after fees waived and/or reimbursed	0.12%(g)	0.12%	0.12%	0.12%	0.12%	0.06%
Net investment income	3.60%(g)	4.15%	5.09%	5.01%	1.46%	0.00%(h)
Supplemental Data
Net assets, end of period (000)	$4,736,321	$5,773,223	$5,724,776	$6,978,477	$4,071,845	$4,357,983

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to financial statements.
Fund Financial Highlights
7

Financial Highlights (continued)
(For a share outstanding throughout each period)

	BlackRock Cash Funds: Treasury (continued)
	SL Agency
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0179	0.0419	0.0510	0.0497	0.0157	0.0001
Net realized and unrealized gain	0.0002	0.0001	0.0001	0.0000 (a)	0.0000 (a)(b)	0.0000 (a)
Net increase from investment operations	0.0181	0.0420	0.0511	0.0497	0.0157	0.0001
Distributions(c)
From net investment income	(0.0179)	(0.0419)	(0.0510)	(0.0497)	(0.0157)	(0.0001)
From net realized gain	—	(0.0001)	(0.0001)	—	(0.0000)(d)	(0.0000)(d)
Total distributions	(0.0179)	(0.0420)	(0.0511)	(0.0497)	(0.0157)	(0.0001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(e)
Based on net asset value	1.80%(f)	4.27%	5.23%	5.08%	1.58%	0.01%
Ratios to Average Net Assets
Total expenses	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses after fees waived and/or reimbursed	0.09%(g)	0.09%	0.09%	0.09%	0.09%	0.06%
Net investment income	3.53%(g)	4.17%	5.08%	4.99%	1.60%	0.00%(h)
Supplemental Data
Net assets, end of period (000)	$15,895,949	$24,063,760	$15,352,626	$15,442,877	$14,479,392	$18,813,987

(a)	Amount is less than $0.00005 per share.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Amount is greater than $(0.00005) per share.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Annualized.
(h)	Amount is less than 0.005%.
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Fund Name	Herein Referred To As	Diversification Classification
BlackRock Cash Funds: Institutional	Institutional	Diversified
BlackRock Cash Funds: Treasury	Treasury	Diversified
Each Fund seeks to achieve its investment objective by investing all of its assets in a corresponding series of Master Investment Portfolio (“MIP”): Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). MIP is an affiliate of the Trust. Each Master Portfolio has the same investment objective and strategies as its corresponding Fund. The value of each Fund’s investment in its corresponding Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of each Fund is directly affected by the performance of the Master Portfolios. At June 30, 2026, the percentage of each Master Portfolio owned by its corresponding Fund was as follows: Institutional owned 100% of Money Market Master Portfolio and Treasury owned 100% of Treasury Money Market Master Portfolio. The financial statements of the Master Portfolios, including the Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds’ financial statements.
Institutional only offers SL  Agency Shares and is only available for certain eligible investors.  Treasury offers multiple classes of shares. Institutional, Select, SL  Agency, Capital, Premium and Trust Shares are sold without a sales charge and only to certain eligible investors.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions and differ principally with respect to administration fees.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
Treasury operates as a “government money market fund” under Rule 2a-7 under the 1940 Act and is not subject to discretionary liquidity fees.
Institutional prices and transacts its shares at a net asset value (“NAV”) per share calculated to four decimal places, reflecting market-based values of its portfolio holdings (i.e., at a “floating” NAV).
With respect to Institutional, the Board, or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Fund’s net redemptions on any business day exceed 5% of the Fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Fund.
The Funds, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from each Master Portfolio are accounted for on a trade date basis.  The Funds record their proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  In addition, the Funds accrue their own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Funds may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are distributed at least annually and are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Institutional for the benefit of Institutional’s remaining shareholders.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Fund Notes to Financial Statements
9

Notes to Financial Statements (unaudited) (continued)

Other:  Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s policy is to value its financial instruments at fair value. Each Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Administrator, to provide general administrative services (other than investment advice and related portfolio activities). The Administrator has agreed to bear all of the Funds’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Funds. The Administrator may delegate certain of its administration duties to sub-administrators. The Administrator is entitled to receive for these administrative services an annual fee based on the average daily net assets of each Fund as follows:
Fund Name	Capital	Institutional	Premium	Select	SL Agency	Trust
Institutional	N/A	N/A	N/A	N/A	0.02%	N/A
Treasury	0.07%(a)	0.05%	0.10%(a)	0.15%(a)	0.02	0.38%(a)

(a)	No shares outstanding as of June 30, 2026.
From time to time, the Administrator may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Funds and, accordingly, have a favorable impact on their performance.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Fund Name	Institutional	SL Agency	Total
Institutional	$ —	$ 8,579,596	$ 8,579,596
Treasury	1,190,346	1,619,663	2,810,009
As of June 30, 2026, the only investors for the SL Agency Shares of Institutional are investment companies for which (i) BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), or an affiliate provides investment advisory or administration services, or (ii) BTC or BlackRock Investment Management, LLC (“BIM”) acts as securities lending agent and which have directed BTC or BIM on their behalf to invest securities lending cash collateral in SL Agency Shares of Institutional. Affiliated shareholders in the SL Agency Shares of the Funds represent a significant portion of the outstanding shares and net assets of Institutional and Treasury.
Distribution Fees:  The Trust, on behalf of each Fund, entered into a Distribution Agreement with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Shareholders of Capital, Institutional, Premium, Select, SL Agency and Trust Shares of the Funds do not pay any fees for distribution services.
Expense Waivers and Reimbursements:  The Administrator contractually agreed to waive a portion of its administration fees for the Select Shares of Treasury through June 30, 2027. After giving effect to such contractual expense waiver, the administration fees for the Select Shares of Treasury will be 0.13%.
The fees and expenses of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Funds’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Funds. The Administrator has contractually agreed to reimburse the Funds or provide an offsetting credit against the administration fees paid by the Funds in an amount equal to these independent expenses through June 30, 2027. These amounts are included in fees waived and/or reimbursed by the Administrator in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Fund Name	Fees Waived and/or Reimbursed by the Administrator
Institutional	$ 5,725
Treasury	5,725
The Administrator has also voluntarily agreed to waive and/or reimburse a portion of its respective administration fees to enable the Funds to maintain minimum levels of daily net investment income if applicable. The Administrator may discontinue the waiver and/or reimbursement at any time. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Administrator under this agreement.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock, Inc. (“BlackRock”) or its affiliates.
5.
INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
6.
CAPITAL SHARE TRANSACTIONS
The number of shares sold, reinvested and redeemed for Institutional were transacted at each class’s floating NAV per share calculated to four decimal places.
Transactions in capital shares for each class of Institutional were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
Institutional
SL Agency
Shares sold	286,334,844,575	$ 286,439,332,490	524,313,778,488	$ 524,564,578,367
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	(252,634,305,577)	(252,726,799,818)	(518,198,423,820)	(518,447,183,450)
	33,700,538,998	$ 33,712,532,672	6,115,354,668	$ 6,117,394,917
The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold, reinvested and redeemed at $1.00 per share for Treasury.
Transactions in capital shares for each class of Treasury were as follows:
Fund Name / Share Class	Six Months Ended 06/30/26	Year Ended 12/31/25
Treasury
Institutional
Shares sold	13,560,050,021	43,720,497,252
Shares issued in reinvestment of distributions	77,946,821	217,263,066
Shares redeemed	(14,675,904,813)	(43,889,517,232)
	(1,037,907,971)	48,243,086
SL Agency
Shares sold	190,547,280,385	404,939,849,050
Shares issued in reinvestment of distributions	18,174,122	37,010,282
Shares redeemed	(198,736,265,066)	(396,266,777,589)
	(8,170,810,559)	8,710,081,743
	(9,208,718,530)	8,758,324,829
7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
11

Schedule of Investments (unaudited)
June 30, 2026
Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
Certificates of Deposit — 25.9%
Domestic — 4.3%
Bank of America N.A.
3.75%, 02/25/27	$150,000	$ 149,581,332
3.77%, 01/04/27	153,000	152,705,781
3.81%, 01/25/27	139,000	138,690,284
3.82%, 01/05/27	200,000	199,550,400
3.90%, 09/03/26	143,000	143,007,508
3.98%, 10/14/26(a)	178,000	178,075,504
4.02%, 07/01/27(a)	116,000	116,007,556
4.02%, 07/02/27(a)	150,000	150,011,077
4.03%, 04/09/27(a)	131,000	131,061,767
4.05%, 05/06/27	120,000	119,820,122
4.10%, 04/02/27	54,000	53,955,358
4.10%, 04/08/27	185,000	184,840,567
4.20%, 04/01/27	116,000	115,950,403
4.20%, 06/01/27	109,000	108,881,976
4.42%, 07/01/27	100,000	100,026,129
3.80%, 01/15/27	100,000	99,786,833
4.35%, 07/24/26	100,000	100,021,609
Goldman Sachs Bank USA/New York
3.77%, 08/17/26	238,000	237,980,222
3.85%, 07/15/26	180,000	180,007,038
3.93%, 02/18/27(a)	215,000	215,084,280
(1-day SOFR + 0.28%), 3.93%, 07/01/26(a)	148,000	148,000,770
(1-day SOFR + 0.28%), 3.93%, 10/15/26(a)	120,000	120,036,408
HSBC Bank USA N.A., Series CD, (1-day SOFR + 0.35%), 4.00%, 07/10/26(a)	190,000	190,011,970
Wells Fargo Bank N.A.(b)
3.75%, 01/26/27	115,000	114,742,814
3.75%, 02/05/27	184,000	183,556,781
3.75%, 03/25/27	275,000	273,990,530
3.92%, 03/17/27(a)	250,000	250,017,150
3.92%, 03/24/27(a)	158,000	158,003,192
3.97%, 01/08/27(a)	175,000	175,098,542
4.07%, 04/09/27	110,000	109,839,004
		4,598,342,907
Yankee — 21.6%
Banco Bilbao Vizcaya Argentaria SA/New York(b)
4.00%, 10/08/26	182,000	182,006,789
4.05%, 09/24/26	110,000	110,025,575
4.05%, 12/18/26	250,000	249,920,775
4.15%, 01/04/27	202,000	201,693,162
Banco Santander SA/New York(b)
3.93%, 07/02/26	100,000	100,000,960
4.07%, 01/08/27	191,000	190,905,856
4.27%, 03/30/27	200,000	199,948,400
4.47%, 06/21/27	200,000	199,906,600
1.00%, 04/01/27(a)	240,000	240,000,000
Bank of Montreal/Chicago(b)
3.96%, 03/22/27(a)	150,000	150,039,260
4.00%, 03/11/27	195,000	194,688,175
4.02%, 06/23/27(a)	175,000	174,959,983
4.07%, 07/16/27(a)	275,000	275,018,293
4.09%, 05/07/27(a)	144,000	144,154,372
4.12%, 04/19/27(a)	200,000	200,281,456
(1-day SOFR + 0.32%), 3.97%, 10/06/26(a)	145,000	145,070,847
(1-day SOFR + 0.38%), 4.03%, 02/16/27(a)	200,000	200,026,284
(1-day SOFR + 0.40%), 4.05%, 10/01/26(a)	120,000	120,059,716
Security	Par (000)	Value
Yankee (continued)
Bank of Montreal/Chicago(b) (continued)
(1-day SOFR + 0.40%), 4.05%, 01/22/27(a)	$283,000	$ 283,020,495
Bank of Nova Scotia/New York(b)
3.80%, 01/08/27	140,000	139,737,458
3.92%, 03/17/27(a)	150,000	150,012,450
3.93%, 03/04/27(a)	150,000	150,025,125
4.03%, 03/15/27	125,000	124,862,113
4.03%, 04/06/27(a)	141,000	141,118,355
4.18%, 06/03/27	125,000	124,889,538
Barclays Bank PLC/New York(b)
3.93%, 12/09/26	100,000	99,874,820
4.00%, 09/25/26	150,000	150,006,750
4.02%, 12/28/26(a)	100,000	100,054,200
4.02%, 06/21/27(a)	100,000	100,009,500
4.04%, 04/23/27(a)	180,000	180,088,596
4.05%, 03/12/27	124,000	123,862,261
4.08%, 03/25/27(a)	171,000	171,140,254
4.20%, 04/06/27	100,000	99,927,830
4.26%, 03/25/27	173,000	172,968,272
4.42%, 06/17/27	116,000	116,066,770
(1-day SOFR + 0.33%), 3.98%, 08/10/26(a)	150,000	150,035,370
(1-day SOFR + 0.37%), 4.02%, 09/25/26(a)	250,000	250,126,625
(1-day SOFR + 0.40%), 4.05%, 11/13/26(a)	86,000	86,051,677
BNP Paribas SA/New York(b)
3.75%, 11/09/26	200,000	199,807,620
3.80%, 07/02/26	139,000	139,000,681
3.80%, 07/13/26	34,750	34,750,931
3.80%, 09/24/26	200,000	199,951,760
3.88%, 11/09/26(a)	200,000	200,037,140
3.92%, 02/12/27(a)	228,000	228,012,882
4.00%, 12/22/26	100,000	99,957,360
4.00%, 12/31/26	190,000	189,908,971
Canadian Imperial Bank of Commerce/New York(b)
3.73%, 03/22/27	175,000	174,362,248
3.77%, 01/11/27	240,000	239,445,504
3.87%, 12/04/26	200,000	199,787,360
4.00%, 03/15/27	267,000	266,569,409
4.04%, 05/10/27(a)	100,000	100,074,030
4.09%, 04/27/27(a)	176,000	176,283,344
4.25%, 06/09/27	225,000	224,860,567
(1-day SOFR + 0.39%), 4.04%, 02/09/27(a)	240,000	240,035,683
Commerzbank AG/New York, 3.67%, 07/07/26(b)	1,500,000	1,500,006,000
Cooperatieve Rabobank UA/New York, 4.30%, 07/02/27(b)	233,000	233,000,000
Credit Agricole Corporate & Investment Bank SA/New York(b)
3.92%, 02/08/27(a)	100,000	100,013,140
4.00%, 01/28/27	125,000	124,872,463
Credit Industriel et Commercial SA/New York(b)
3.80%, 07/13/26	150,000	150,000,480
3.87%, 11/10/26(a)	150,000	150,043,935
Deutsche Bank AG/New York(b)
3.85%, 10/15/26	223,000	222,866,780
3.88%, 12/17/26	150,000	149,763,645
3.90%, 01/22/27	106,000	105,786,399
3.93%, 12/08/26	87,000	86,896,696
4.05%, 09/25/26	92,000	92,009,632
4.07%, 03/25/27(a)	285,000	285,254,704
4.09%, 12/31/26	150,000	149,970,000
4.41%, 05/05/27(a)	115,000	115,044,264
(1-day SOFR + 0.41%), 4.07%, 02/05/27(a)	223,000	223,150,034
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Yankee (continued)
DNB Bank ASA/New York(b)
3.88%, 11/19/26	$100,000	$ 99,947,910
4.10%, 04/07/27	89,000	88,911,418
Lloyds Bank Corporate Markets PLC/New York(b)
4.23%, 03/29/27	125,000	124,963,438
(1-day SOFR + 0.40%), 4.05%, 02/02/27(a)	100,000	100,049,310
(1-day SOFR + 0.40%), 4.05%, 02/03/27(a)	110,000	110,054,252
Mitsubishi UFJ Trust & Banking Corp./New York(b)
3.80%, 07/07/26	113,000	113,001,819
(1-day SOFR + 0.38%), 4.03%, 11/24/26(a)	250,000	250,149,550
(1-day SOFR + 0.40%), 4.05%, 08/11/26(a)	200,000	200,070,040
Mizuho Bank Ltd./New York(b)
3.81%, 07/02/26	100,000	100,000,700
4.07%, 03/24/27(a)	220,000	220,211,926
(1-day SOFR + 0.40%), 4.05%, 10/14/26(a)	229,000	229,112,897
MUFG Bank Ltd./New York(b)
3.82%, 07/31/26	250,000	250,026,700
3.90%, 07/15/26	250,000	250,018,025
(1-day SOFR + 0.25%), 3.90%, 07/17/26(a)	165,000	165,012,507
(1-day SOFR + 0.28%), 3.93%, 07/02/26(a)	173,000	173,001,782
National Bank of Kuwait/New York, 4.10%, 09/30/26(b)	223,000	222,949,825
Natixis SA/New York(b)
3.80%, 07/08/26	150,000	150,003,000
4.04%, 01/08/27	180,000	179,908,614
Nordea Bank Abp/New York(b)
4.30%, 07/01/27	250,000	249,995,425
(1-day SOFR + 0.35%), 4.00%, 01/04/27(a)	75,000	75,026,985
Norinchukin Bank/New York, 3.84%, 08/20/26(b)	100,000	100,000,180
Oversea-Chinese Banking Corp. Ltd./New York(b)
3.87%, 09/17/26	75,000	74,989,883
3.92%, 03/12/27(a)	100,000	100,065,625
(1-day SOFR + 0.28%), 3.93%, 09/03/26(a)	100,000	100,024,550
Royal Bank of Canada/New York(b)
3.74%, 10/05/26	126,000	125,932,779
3.85%, 12/04/26	250,000	249,728,600
3.96%, 11/18/26	140,000	139,941,788
4.00%, 03/12/27	250,000	249,590,950
4.25%, 06/14/27	166,000	165,863,100
(1-day SOFR + 0.32%), 3.97%, 10/07/26(a)	169,000	169,067,431
(1-day SOFR + 0.35%), 4.00%, 11/13/26(a)	120,000	120,072,612
Standard Chartered Bank/New York(a)(b)
3.94%, 11/13/26	150,000	150,076,440
4.04%, 05/27/27	165,000	165,024,319
4.04%, 07/30/27	275,000	275,533,500
4.07%, 04/19/27	152,000	152,092,693
4.09%, 03/26/27	200,000	200,185,880
4.12%, 03/22/27	200,000	200,226,598
(1-day SOFR + 0.42%), 4.07%, 01/29/27	250,000	250,139,360
(1-day SOFR + 0.42%), 4.07%, 02/05/27	175,000	175,090,069
(1-day SOFR + 0.45%), 4.10%, 01/19/27	250,000	250,175,040
Sumitomo Mitsui Banking Corp./New York(a)(b)
3.93%, 03/25/27	184,000	183,988,022
3.94%, 02/08/27	245,000	245,022,736
3.94%, 02/12/27	250,000	250,021,450
3.94%, 02/24/27	150,000	150,009,795
3.94%, 03/01/27	137,000	137,006,672
(1-day SOFR + 0.26%), 3.91%, 08/04/26	150,000	150,023,670
(1-day SOFR + 0.28%), 3.93%, 07/14/26	192,000	192,014,438
(1-day SOFR + 0.38%), 4.03%, 11/24/26	105,000	105,068,891
(1-day SOFR + 0.38%), 4.03%, 12/01/26	172,000	172,110,114
(1-day SOFR + 0.40%), 4.05%, 12/24/26	300,000	300,182,430
Security	Par (000)	Value
Yankee (continued)
Sumitomo Mitsui Trust/New York, 3.95%, 07/10/26(b)	$186,000	$ 186,014,917
Svenska Handelsbanken AB/New York(b)
3.94%, 11/17/26	74,000	73,969,305
4.06%, 01/07/27	100,000	99,977,050
Toronto-Dominion Bank/New York(b)
3.73%, 03/25/27	100,000	99,696,840
3.93%, 03/04/27(a)	150,000	150,068,667
3.93%, 03/23/27(a)	100,000	100,006,830
4.00%, 03/12/27	150,000	149,746,890
4.02%, 07/09/27(a)	110,000	110,031,222
4.10%, 04/01/27	138,000	137,856,066
(1-day SOFR + 0.32%), 3.97%, 10/07/26(a)	178,000	178,068,227
UBS AG/Stamford(b)
3.82%, 01/20/27	73,000	72,842,342
3.82%, 02/19/27	83,000	82,774,472
4.23%, 03/24/27	110,000	109,965,207
Westpac Banking Corp./New York(b)
3.73%, 02/26/27	150,000	149,503,140
4.00%, 03/12/27	157,000	156,716,160
4.20%, 03/24/27	87,000	86,953,925
		23,389,985,622
		27,988,328,529
Commercial Paper — 30.9%
Alinghi Funding Co. LLC(a)(c)
4.10%, 01/27/27	154,000	154,058,722
4.12%, 02/26/27	218,000	218,094,789
4.12%, 03/19/27	250,000	250,011,643
Anheuser-Busch InBev Worldwide, 3.92%, 07/24/26(c)(d)	198,000	197,491,417
Aquitaine Funding Co. LLC(c)(d)
3.89%, 07/06/26	500,000	499,691,800
3.72%, 07/07/26	572,000	571,588,503
Banco Bilbao Vizcaya Argentaria SA/New York, 3.88%, 07/31/26(d)	200,000	199,346,180
Bank of Montreal(a)(c)
3.90%, 11/13/26	100,000	100,013,257
4.09%, 05/07/27	200,000	200,214,406
Bank of New Zealand, 3.99%, 08/12/26(c)(d)	170,000	169,242,871
Bennington Stark Capital Co. LLC, 3.89%, 07/08/26(c)(d)	115,000	114,905,815
BPCE SA, 3.64%, 07/01/26(c)(d)	135,000	134,986,338
Britannia Funding Company LLC(c)
3.84%, 08/18/26(d)	100,000	99,475,740
4.04%, 12/23/26(a)	65,000	65,001,962
Chesham Finance Ltd/Chesham Finance LLC - Series 1, 3.68%, 07/02/26(c)(d)	318,000	317,935,287
Chesham Finance Ltd/Chesham Finance LLC - Series 3(c)(d)
3.68%, 07/01/26	310,000	309,968,473
3.68%, 07/06/26	279,000	278,829,419
Chesham Finance Ltd/Chesham Finance LLC - Series 4(c)(d)
3.67%, 07/01/26	660,000	659,932,878
3.68%, 07/06/26	878,000	877,461,496
Chesham Finance Ltd/Chesham Finance LLC - Series 5, 3.68%, 07/01/26(c)(d)	377,000	376,961,659
Columbia Funding Company LLC, 4.07%, 12/21/26(a)(c)	173,000	173,046,179
Compo Funding Co. LLC, 3.91%, 07/07/26(c)(d)	476,000	475,655,709
Concord Minutemen Capital Co. LLC(c)
4.17%, 12/23/26	111,000	111,114,552
Master Portfolio Schedule of Investments
13

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Paper (continued)
Concord Minutemen Capital Co. LLC(c) (continued)
3.76%, 01/14/27(a)	$312,000	$ 312,009,391
Series B, (1-day SOFR + 0.32%), 3.97%, 08/12/26(a)	150,000	150,022,058
Series C, (1-day SOFR + 0.50%), 4.15%, 09/03/26(a)	175,000	175,076,255
Series D, 3.71%, 07/13/26(d)	161,000	160,783,954
Series D, 3.83%, 07/28/26(d)	259,000	258,228,879
Deutsche Bank AG/New York, 3.61%, 07/01/26(c)(d)	1,000,000	999,899,000
Eli Lilly & Co., 3.78%, 07/20/26(c)(d)	100,000	99,797,080
Endeavour Funding Co. LLC, 3.70%, 07/07/26(d)	849,600	848,988,798
Enterprise Products Operating LLC, 3.84%, 07/01/26(c)(d)	64,000	63,993,107
Erste Finance Delaware LLC, 3.63%, 07/02/26(c)(d)	834,000	833,831,032
First Abu Dhabi Bank PJSC(c)(d)
3.70%, 07/02/26	197,000	196,960,206
3.70%, 07/06/26	477,000	476,710,032
3.65%, 07/07/26	162,000	161,885,029
3.66%, 07/10/26	275,000	274,720,380
3.67%, 07/13/26	100,000	99,867,440
4.04%, 10/01/26	279,000	276,204,225
3.92%, 10/13/26	246,000	243,191,000
HQLA Funding LLC(c)
3.70%, 07/01/26(d)	1,178,000	1,177,878,868
3.96%, 09/10/26(d)	230,000	228,175,640
4.07%, 11/13/26(a)	112,000	112,005,920
4.07%, 12/15/26(d)	194,000	190,273,648
4.11%, 01/15/27(a)	150,000	150,054,113
4.12%, 02/12/27(a)	150,000	149,990,250
HSBC Bank PLC(a)(c)
3.92%, 02/23/27	150,000	149,999,715
3.97%, 05/10/27	234,000	234,040,880
(1-day SOFR + 0.37%), 4.02%, 12/02/26	152,000	152,071,881
ING U.S. Funding LLC(a)(c)
(1-day SOFR + 0.27%), 3.92%, 10/30/26	125,000	125,016,125
(1-day SOFR + 0.28%), 3.93%, 08/14/26	111,000	111,021,567
(1-day SOFR + 0.30%), 3.95%, 10/06/26	100,000	100,019,940
Intrepid Funding Co. LLC(c)
3.68%, 07/10/26(d)	196,000	195,799,472
4.10%, 01/29/27	95,000	94,875,569
Ionic Funding LLC
3.86%, 07/02/26(d)	260,000	259,946,076
3.86%, 07/06/26(d)	200,000	199,875,380
3.88%, 07/27/26(d)	166,000	165,516,492
3.94%, 08/24/26(d)	150,000	149,101,290
4.09%, 09/28/26(d)	150,000	148,511,250
3.74%, 12/03/26(a)	767,000	767,017,457
Landesbank Baden-Wuerttemberg/New York, 3.63%, 07/01/26(d)	1,247,000	1,246,873,554
Legacy Capital Co. LLC(a)(c)
4.02%, 02/25/27	94,000	94,023,539
Series A, (1-day SOFR + 0.42%), 4.07%, 01/11/27	300,000	300,084,309
Series A, (1-day SOFR + 0.42%), 4.07%, 01/12/27	200,000	200,056,614
Lexington Parker Capital Company LLC, 3.90%, 08/26/26(c)(d)	74,000	73,543,635
Macquarie Bank Ltd.
3.89%, 11/30/26(a)(c)	164,000	164,011,644
4.08%, 04/19/27(d)	260,000	251,081,584
4.12%, 04/20/27(a)(c)	200,000	200,217,660
4.12%, 04/22/27(a)(c)	234,000	234,252,650
4.05%, 07/26/27(a)(c)	200,000	200,005,420
(1-day SOFR + 0.38%), 4.03%, 02/12/27(a)(c)	200,000	200,084,160
(1-day SOFR + 0.40%), 4.05%, 12/18/26(a)(c)	209,000	209,125,546
Security	Par (000)	Value
Commercial Paper (continued)
Macquarie Group Ltd.(c)(d)
4.02%, 07/10/26	$204,000	$ 203,777,048
4.03%, 07/15/26	191,000	190,684,984
4.04%, 07/23/26	100,000	99,745,090
4.00%, 09/04/26	198,000	196,526,939
Marubeni Finance America LLC, 3.82%, 07/01/26(c)(d)	310,000	309,965,652
National Australia Bank Ltd., (1-day SOFR + 0.30%), 3.95%, 09/25/26(a)(c)	50,000	50,020,740
National Bank of Canada(c)
3.96%, 03/10/27(a)	160,000	160,084,186
4.02%, 04/09/27(a)	175,000	175,138,425
4.30%, 06/16/27(d)	265,000	254,274,443
4.02%, 07/06/27(a)	160,000	160,010,221
4.07%, 07/12/27(a)	300,000	300,019,719
(1-day SOFR + 0.38%), 4.03%, 02/09/27(a)	125,000	125,103,234
(1-day SOFR + 0.40%), 4.05%, 12/29/26(a)	195,000	195,170,311
NRW Bank(c)(d)
3.65%, 07/06/26	350,000	349,787,235
3.65%, 07/07/26	1,000,000	999,290,300
Overwatch Alpha Funding LLC, 3.70%, 07/07/26(c)(d)	663,000	662,526,883
Overwatch Bravo Funding LLC(c)(d)
3.84%, 07/02/26	100,000	99,979,650
3.72%, 07/06/26	395,000	394,758,497
3.94%, 07/22/26	129,000	128,705,274
3.89%, 07/23/26	250,000	249,401,650
4.07%, 10/30/26	250,000	246,667,600
Ranger Funding Co. LLC(c)(d)
4.00%, 09/10/26	133,000	131,971,644
4.03%, 10/13/26	214,000	211,559,501
Resolute Funding Co. LLC, 3.75%, 07/02/26(c)(d)	382,000	381,922,263
Ridgefield Funding Co. LLC, 4.08%, 11/03/26(c)(d)	250,000	246,517,500
Royal Bank of Canada(c)
4.20%, 03/23/27(d)	150,000	145,489,575
3.96%, 07/01/27(a)	150,000	149,939,475
(1-day SOFR + 0.27%), 3.92%, 08/10/26(a)	150,000	150,020,775
(1-day SOFR + 0.30%), 3.95%, 01/21/27(a)	125,000	125,009,438
Royal Bank of Canada/New York, 4.02%, 07/12/27(a)(c)	175,000	175,034,727
Saudi Arabian Oil Co., 3.72%, 07/02/26(c)(d)	497,000	496,896,872
Societe Generale SA, 4.13%, 01/05/27(c)(d)	250,000	244,738,150
St. Lawrence Funding LLC, 3.70%, 07/01/26(c)(d)	383,000	382,961,049
Thunder Bay Funding LLC, 3.90%, 11/30/26(a)(c)	100,000	100,012,500
Toyota Motor Credit Corp., 4.26%, 03/15/27(d)	200,000	194,413,820
UBS AG(a)(c)
4.08%, 03/17/27	158,000	158,096,792
3.99%, 05/10/27	175,000	175,036,299
(1-day SOFR + 0.35%), 4.02%, 10/15/26	159,000	159,005,385
(1-day SOFR + 0.36%), 4.03%, 01/11/27	175,000	175,050,888
(1-day SOFR + 0.40%), 4.21%, 11/05/26	130,000	130,016,632
Verto Capital I Compartment A, 3.88%, 08/18/26(c)(d)	100,000	99,460,770
Verto Capital I Compartment B, 3.65%, 07/01/26(c)(d)	110,000	109,988,659
Verto Capital I Compartment C(c)
3.88%, 08/24/26(d)	112,730	112,045,977
3.94%, 08/26/26(d)	200,000	198,741,260
(1-day SOFR + 0.15%), 3.80%, 07/14/26(a)	739,000	739,021,135
Verto Capital I Compartment D(c)
3.72%, 07/07/26(d)	479,000	478,653,539
(1-day SOFR + 0.15%), 3.80%, 07/16/26(a)	575,000	574,988,322
Verto Capital I Compartment E(c)
4.11%, 09/18/26(d)	233,000	230,928,886
3.77%, 12/03/26(a)	393,000	393,009,086
Washington Morgan Capital Co. LLC(a)(c)
4.04%, 10/06/26	148,000	148,048,446
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Paper (continued)
Washington Morgan Capital Co. LLC(a)(c) (continued)
4.06%, 04/01/27	$202,000	$ 202,000,000
Series A, (1-day SOFR + 0.37%), 4.02%, 10/13/26	237,000	237,038,069
		33,431,004,324
Corporate Bonds — 1.1%
Automobiles — 0.1%
Toyota Motor Credit Corp., (1-day SOFR + 0.30%), 3.92%, 02/12/27(a)	113,385	113,373,661
Capital Markets — 0.5%
Mizuho Markets Cayman LP(a)(c)
4.15%, 11/16/26	300,000	300,206,037
4.15%, 12/21/26	200,000	200,091,192
		500,297,229
Insurance — 0.5%
Athene Global Funding(a)(c)
4.31%, 08/10/26	57,630	57,647,151
4.59%, 04/19/27	401,645	402,312,398
New York Life Global Funding, (1-day SOFR + 0.34%), 3.97%, 08/24/26(a)(c)	77,080	77,091,370
Protective Life Global Funding, (1-day SOFR + 0.65%), 4.28%, 05/06/27(a)(c)	50,000	50,107,000
		587,157,919
		1,200,828,809
Municipal Bonds — 0.2%
Iowa — 0.1%
Iowa Student Loan Liquidity Corp., RB, Series 2023-1, VRDN, 3.72%, 07/07/26(e)	44,935	44,935,000
Montana — 0.0%
Taxable Municipal Funding Trust, RB, Series 2018-4, VRDN, (AGM-CR), 3.75%, 07/07/26(c)(e)	2,800	2,800,000
New Hampshire — 0.0%
New Hampshire Business Finance Authority, RB, Series A, VRDN, 3.84%, 07/07/26(c)(e)	12,500	12,500,000
New York — 0.1%
California State University, RB, Series 2021, VRDN, 3.80%, 07/07/26(c)(e)	2,000	2,000,000
Taxable Municipal Funding Trust, RB, Series 2019, VRDN, 3.75%, 07/07/26(c)(e)	47,900	47,900,000
		49,900,000
Ohio — 0.0%
Mizuho Floater/Residual Trust, RB, Series 2020, VRDN, 3.74%, 07/01/26(c)(e)	28,765	28,765,000
Texas — 0.0%
North Texas Higher Education Authority, Inc., RB, Series 2023-1, VRDN, 3.72%, 07/07/26(e)	30,000	30,000,000
		168,900,000
Time Deposits — 13.6%
Abu Dhabi Islamic Bank PJSC, 3.62%, 07/01/26	1,845,000	1,845,000,000
Security	Par (000)	Value
Time Deposits (continued)
Australia & New Zealand Banking Group Ltd., 3.62%, 07/01/26	$850,000	$ 850,000,000
Canadian Imperial Bank of Commerce/New York, 3.63%, 07/01/26	185,000	185,000,000
Credit Agricole Corporate & Investment Bank SA, 3.62%, 07/01/26	224,000	224,000,000
ING Bank N.V.
3.66%, 07/06/26	1,000,000	1,000,000,000
3.66%, 07/07/26	754,000	754,000,000
KBC Bank N.V., 3.61%, 07/01/26	400,000	400,000,000
Landesbank Hessen-Thueringen
3.62%, 07/01/26	450,000	450,000,000
3.64%, 07/01/26	500,000	500,000,000
3.66%, 07/01/26	1,000,000	1,000,000,000
3.64%, 07/02/26	850,000	850,000,000
3.64%, 07/06/26	750,000	750,000,000
3.64%, 07/07/26	750,000	750,000,000
Mizuho Bank Ltd./New York, 3.62%, 07/01/26	2,411,000	2,411,000,000
Royal Bank of Canada, 3.67%, 07/01/26	1,150,000	1,150,000,000
Skandinaviska Enskilda Banken, 3.63%, 07/01/26	1,427,000	1,427,000,000
Swedbank AB/New York, 3.62%, 07/01/26	200,000	200,000,000
		14,746,000,000
U.S. Government Sponsored Agency Securities — 0.2%
Federal Home Loan Bank Discount Notes, 3.64%, 07/01/26	241,000	240,975,833
		240,975,833
U.S. Treasury Obligations — 0.4%
U.S. Treasury Notes, (3-mo. U.S. Treasury Money Market Yield+ 0.16%), 3.93%, 07/31/27(a)	400,000	400,495,012
Total Short-Term Securities —72.3% (Cost: $78,181,505,868)		78,176,532,507
Total Repurchase Agreements — 25.9% (Cost: $28,057,655,000)		28,057,655,000
Total Investments — 98.2% (Cost: $106,239,160,868(f))		106,234,187,507
Other Assets Less Liabilities — 1.8%		1,944,354,553
Net Assets — 100.0%		$ 108,178,542,060

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Issuer is a U.S. branch of foreign domiciled bank.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rates are the current rate or a range of current rates as of period end.
(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(f)	Cost for U.S. federal income tax purposes.
Master Portfolio Schedule of Investments
15

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio

Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	3.71%(a)	06/30/26	07/01/26	$ 550,000	$ 550,000,000	$ 550,056,681	Corporate Debt/Obligation, 1.80% to 6.50%, due 7/15/26 to 12/31/2500	$ 578,053,000	$ 577,560,309
	3.84 (a)	06/30/26	07/01/26	1,290,000	1,290,000,000	1,290,137,600	Corporate Debt/Obligation, 2.15% to 9.40%, due 7/07/26 to 12/31/2500	1,358,180,514	1,363,822,350
	4.02 (a)	06/30/26	08/04/26	250,000	250,000,000	250,977,083	Corporate Debt/Obligation, 1.40% to 8.88%, due 8/05/26 to 1/15/56	262,199,462	266,005,699
Total Bank of Nova Scotia					$ 2,090,000,000				$ 2,207,388,358
Barclays Bank PLC	3.70 (a)	06/30/26	07/07/26	202,000	202,000,000	202,145,328	U.S. Government Sponsored Agency Obligation, 0.00% to 7.00%, due 10/25/33 to 3/16/67	6,038,820,707	212,100,000
	3.72 (a)	06/30/26	07/01/26	1,064,000	1,064,000,000	1,064,109,947	Corporate Debt/Obligation, 1.20% to 8.00%, due 7/07/26 to 12/31/2500	1,142,029,000	1,117,200,637
	3.75 (a)	06/30/26	07/07/26	74,000	74,000,000	74,053,958	Corporate Debt/Obligation, 0.50% to 9.68%, due 8/15/29 to 3/25/67	250,014,281	81,396,995
	4.02 (a)	06/30/26	08/05/26	70,000	70,000,000	70,281,400	Corporate Debt/Obligation, 0.00% to 23.14%, due 4/15/29 to 4/25/66	879,032,597	75,210,422
	3.64	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 2.25% to 4.63%, due 8/15/27 to 8/15/48	1,091,500	1,020,059
	3.74 (a)	06/30/26	07/01/26	365,000	365,000,000	365,037,920	Corporate Debt/Obligation, 0.00% to 12.03%, due 1/17/28 to 4/25/71	619,854,580	394,376,157
	3.85 (a)	06/30/26	07/07/26	100,000	100,000,000	100,074,861	Corporate Debt/Obligation, 0.00% to 8.43%, due 11/25/29 to 5/25/71	760,007,861	110,057,442
Total Barclays Bank PLC					$ 1,876,000,000				$ 1,991,361,712
Barclays Capital, Inc.	3.85 (a)	06/30/26	08/04/26	319,000	319,000,000	320,194,035	Corporate Debt/Obligation, 0.00%, due 7/28/26	337,492,730	334,950,000
	4.02 (a)	06/30/26	08/05/26	68,000	68,000,000	68,273,360	Corporate Debt/Obligation, 0.00% to 11.25%, due 7/17/26 to 3/25/71	265,993,601	82,845,580
Total Barclays Capital, Inc.					$ 387,000,000				$ 417,795,580
BNP Paribas S.A.	3.64	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 3.75% to 4.00%, due 1/31/28 to 10/31/32	1,011,000	1,020,097
	3.65	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Government Sponsored Agency Obligation, 1.57% to 7.50%, due 7/15/32 to 6/01/56	8,730,364	1,020,370
	3.82	06/30/26	07/01/26	118,000	118,000,000	118,012,521	Corporate Debt/Obligation, 3.15% to 8.00%, due 10/01/26 to 12/31/2500	124,848,000	129,800,048
	3.72 (a)	06/30/26	07/01/26	326,500	326,500,000	326,533,738	Corporate Debt/Obligation, 0.90% to 8.45%, due 7/20/26 to 5/15/66	352,464,000	342,825,012
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
BNP Paribas S.A. (continued)	3.82%(a)	06/30/26	07/01/26	$ 230,000	$ 230,000,000	$ 230,024,406	Corporate Debt/Obligation, 4.00% to 14.00%, due 1/31/28 to 12/31/2500	$ 249,641,810	$ 253,070,979
	3.99 (a)	06/30/26	10/03/26	85,000	85,000,000	85,894,979	Corporate Debt/Obligation, 3.38% to 11.75%, due 4/15/27 to 2/15/31	146,850,000	97,750,002
Total BNP Paribas S.A.					$ 761,500,000				$ 825,486,508
BofA Securities, Inc.	3.64	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 0.00%, due 5/15/28	1,102,176	1,020,001
	3.65	06/30/26	07/01/26	5,000	5,000,000	5,000,507	U.S. Government Sponsored Agency Obligation, 0.97%, due 3/25/56	263,632,414	5,250,001
	3.71	06/30/26	07/01/26	325,000	325,000,000	325,033,493	Corporate Debt/Obligation, 0.10% to 9.71%, due 5/22/30 to 1/25/71	2,366,206,981	347,746,190
	3.91 (a)	06/30/26	08/04/26	368,000	368,000,000	369,398,911	Corporate Debt/Obligation, 0.01% to 9.71%, due 1/20/34 to 7/25/70	1,319,540,574	393,760,001
	3.73	06/30/26	07/01/26	99,000	99,000,000	99,010,258	Corporate Debt/Obligation, 0.00% to 9.56%, due 10/15/29 to 9/25/68	2,155,395,119	113,850,001
Total BofA Securities, Inc.					$ 798,000,000				$ 861,626,194
CIBC World Markets, Inc.	3.72 (a)	06/30/26	07/01/26	195,000	195,000,000	195,020,150	Equities	1,767,058	214,522,229
Citigroup Global Markets, Inc.(b)	3.64	06/30/26	07/01/26	5,000	5,000,000	5,000,506	U.S. Treasury Obligation, 3.63%, due 12/31/2500	5,210,241	5,091,896
	3.65	06/30/26	07/01/26	37,000	37,000,000	37,003,751	U.S. Government Sponsored Agency Obligation, 3.00% to 6.00%, due 8/15/34 to 7/20/54	119,845,167	37,740,001
	3.69	06/30/26	07/01/26	529,000	529,000,000	529,054,223	Corporate Debt/Obligation, 1.50% to 8.75%, due 7/14/26 to 12/31/2500	576,029,000	555,450,210
	3.69 (a)	06/30/26	07/01/26	150,000	150,000,000	150,015,375	Corporate Debt/Obligation, 0.00% to 11.75%, due 8/07/26 to 12/31/2500	175,574,203	162,410,848
	3.64	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 4.13%, due 3/31/29	1,009,700	1,020,078
Total Citigroup Global Markets, Inc.					$ 722,000,000				$ 761,713,033
Credit Agricole Corp.	3.67	06/24/26	07/01/26	497,000	497,000,000	497,354,665	Corporate Debt/Obligation, 0.00% to 11.13%, due 12/11/26 to 12/31/2500	523,631,173	524,994,059
	3.67	06/29/26	07/06/26	270,000	270,000,000	270,192,675	Corporate Debt/Obligation, 0.00% to 7.63%, due 7/22/26 to 12/31/2500	392,252,128	285,151,676
	3.64	06/30/26	07/01/26	55,000	55,000,000	55,005,561	U.S. Treasury Obligation, 0.00% to 4.63%, due 12/31/2500	52,957,770	56,073,643
	3.65	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Government Sponsored Agency Obligation, 6.00% to 7.00%, due 1/01/54 to 1/01/56	1,217,962	1,030,000
	3.67	06/30/26	07/01/26	490,000	490,000,000	490,049,953	U.S. Government Sponsored Agency Obligation, 0.00% to 4.96%, due 5/07/27 to 3/20/56	566,399,750	512,311,584
Master Portfolio Schedule of Investments
17

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Credit Agricole Corp. (continued)	3.68%	06/30/26	07/07/26	$ 404,000	$ 404,000,000	$ 404,289,085	Corporate Debt/Obligation, 1.79% to 6.08%, due 4/26/27 to 6/20/56	$ 433,951,194	$ 424,302,589
	3.70 (a)	06/30/26	07/07/26	325,000	325,000,000	325,233,819	Corporate Debt/Obligation, 0.00% to 8.88%, due 9/10/26 to 12/31/2500	385,025,766	345,081,301
Total Credit Agricole Corp.					$ 2,042,000,000				$ 2,148,944,852
Deutsche Bank Securities, Inc.	3.64	06/30/26	07/01/26	57,000	57,000,000	57,005,763	U.S. Treasury Obligation, 3.63% to 5.00%, due 5/15/45 to 5/15/53	62,999,100	58,140,099
	3.65	06/30/26	07/01/26	247,000	247,000,000	247,025,043	U.S. Treasury Obligation, 3.50% to 4.00%, due 3/31/30 to 2/15/33	253,461,700	251,940,005
Total Deutsche Bank Securities, Inc.					$ 304,000,000				$ 310,080,104
Federal Reserve Bank of New York	3.50	06/30/26	07/01/26	1,000,000	1,000,000,000	1,000,097,222	U.S. Treasury Obligation, 1.63%, due 5/15/31	1,121,927,000	1,000,097,228
Fixed Income Clearing Corporation - BNYM	3.65	06/30/26	07/01/26	3,000,000	3,000,000,000	3,000,304,167	U.S. Government Sponsored Agency Obligation, 0.00% to 8.00%, due 10/27/26 to 9/01/61	3,988,800,988	3,083,082,890
Fixed Income Clearing Corporation - Citi	3.65	06/30/26	07/01/26	1,001,000	1,001,000,000	1,001,101,490	U.S. Treasury Obligation, 0.00% to 4.13%, due 9/01/26 to 3/31/29	1,031,399,400	1,021,020,014
Fixed Income Clearing Corporation - JPM	3.64	06/30/26	07/01/26	500,000	500,000,000	500,050,556	U.S. Treasury Obligation, 1.25% to 4.13%, due 5/31/28 to 11/30/29	509,242,400	510,000,059
Fixed Income Clearing Corporation - NOMU	3.64	06/30/26	07/01/26	2,541,000	2,541,000,000	2,541,256,923	U.S. Treasury Obligation, 0.00% to 4.63%, due 10/27/26 to 8/15/34	2,596,035,400	2,591,820,068
Fixed Income Clearing Corporation - SSB	3.65	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 1.13% to 4.63%, due 2/28/27 to 2/15/55	1,131,400	1,122,139
Fixed Income Clearing Corporation - WFBK	3.64	06/30/26	07/01/26	1,110,000	1,110,000,000	1,110,112,233	U.S. Treasury Obligation, 4.13% to 4.38%, due 10/31/31 to 1/31/32	1,112,290,300	1,132,200,077
Goldman Sachs & Co. LLC	3.65	06/30/26	07/01/26	8,000	8,000,000	8,000,811	U.S. Government Sponsored Agency Obligation, 4.00% to 6.50%, due 9/20/45 to 5/20/56	9,108,033	8,160,001
	4.04 (a)	06/30/26	08/14/26	32,500	32,500,000	32,664,125	Corporate Debt/Obligation, 2.00% to 7.00%, due 7/08/33 to 12/25/66	53,856,717	34,561,528
Total Goldman Sachs & Co. LLC					$ 40,500,000				$ 42,721,529
J.P. Morgan Securities LLC	3.65 (a)	06/30/26	07/07/26	821,000	821,000,000	821,582,682	U.S. Government Sponsored Agency Obligation, 4.00% to 6.50%, due 6/20/52 to 11/15/59	963,968,529	837,420,000
	3.67 (a)	06/30/26	07/01/26	50,000	50,000,000	50,005,097	Equities	689,140	55,000,003
	3.79 (a)	06/30/26	07/07/26	600,000	600,000,000	600,442,167	Equities	7,275,330	660,000,010
	3.82 (a)	06/30/26	07/07/26	650,000	650,000,000	650,482,806	Corporate Debt/Obligation, 1.38% to 8.40%, due 7/15/26 to 12/01/95	711,114,000	682,500,245
	3.87 (a)	06/30/26	07/07/26	455,000	455,000,000	455,342,388	Corporate Debt/Obligation, 1.88% to 10.43%, due 8/12/26 to 12/31/2500	524,639,978	485,644,205
	3.87 (a)	06/30/26	07/07/26	531,405	531,405,000	531,804,882	Corporate Debt/Obligation, 0.00% to 7.32%, due 8/01/26 to 5/15/32	556,547,000	595,173,691
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
J.P. Morgan Securities LLC (continued)	3.99%(a)	06/30/26	09/28/26	$ 140,000	$ 140,000,000	$ 141,396,500	Corporate Debt/Obligation, 1.89% to 7.60%, due 7/01/27 to 11/24/84	$ 144,088,000	$ 147,736,487
	4.10 (a)	06/30/26	09/28/26	435,000	435,000,000	439,458,750	Corporate Debt/Obligation, 0.00% to 9.63%, due 12/05/26 to 12/31/2500	1,998,130,309	463,402,929
	3.64	06/30/26	07/01/26	1,108,000	1,108,000,000	1,108,112,031	U.S. Treasury Obligation, 0.00% to 4.75%, due 7/15/26 to 5/15/49	1,194,318,782	1,130,160,000
	3.74 (a)	06/30/26	07/01/26	200,000	200,000,000	200,020,778	Corporate Debt/Obligation, 0.00% to 3.75%, due 7/10/26 to 10/30/26	207,448,173	206,071,611
	3.82 (a)	06/30/26	07/01/26	100,000	100,000,000	100,010,611	Corporate Debt/Obligation, 1.95% to 7.80%, due 12/01/26 to 07/01/2112	110,968,000	105,375,272
	3.84 (a)	06/30/26	07/01/26	163,000	163,000,000	163,017,387	Corporate Debt/Obligation, 0.01% to 9.50%, due 7/27/26 to 1/15/72	170,964,545	173,105,240
	3.93 (a)	06/30/26	09/29/26	325,000	325,000,000	328,228,604	Corporate Debt/Obligation, 0.00% to 7.30%, due 9/15/26 to 06/01/2111	365,142,000	343,997,083
Total J.P. Morgan Securities LLC					$ 5,578,405,000				$ 5,885,586,776
Mizuho Security USA, Inc.	4.07 (a)	06/30/26	08/04/26	166,000	166,000,000	166,656,853	Corporate Debt/Obligation, 1.92% to 10.38%, due 11/15/28 to 10/20/74	213,854,998	177,620,067
	4.17 (a)	06/30/26	09/29/26	110,000	110,000,000	111,159,492	Corporate Debt/Obligation, 3.50% to 5.57%, due 9/30/29 to 6/25/71	116,531,120	113,703,653
Total Mizuho Security USA, Inc.					$ 276,000,000				$ 291,323,720
Natixis SA	3.74 (a)	06/30/26	07/01/26	56,000	56,000,000	56,005,818	Corporate Debt/Obligation, 2.51% to 7.51%, due 3/15/27 to 12/31/2500	63,426,000	58,800,172
Nomura Securities International LLC	3.65	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Government Sponsored Agency Obligation, 0.00% to 7.25%, due 2/09/27 to 9/20/54	1,162,990	1,020,907
Santander U.S. Capital Market LLC	4.07 (a)	06/30/26	07/01/26	82,750	82,750,000	82,759,355	U.S. Government Sponsored Agency Obligation, 0.00% to 6.00%, due 7/23/26 to 4/20/76	88,353,630	84,405,000
Scotia Capital (USA), Inc.	4.02 (a)	06/30/26	08/04/26	90,000	90,000,000	90,351,750	Corporate Debt/Obligation, 3.63% to 9.63%, due 9/30/26 to 1/14/38	98,208,000	99,192,114
TD Securities (USA) LLC	3.80 (a)	06/30/26	07/01/26	150,000	150,000,000	150,015,833	Corporate Debt/Obligation, 5.00% to 13.00%, due 12/15/30 to 11/01/52	140,132,687	163,058,424
	3.70 (a)	06/30/26	07/01/26	313,000	313,000,000	313,032,169	Corporate Debt/Obligation, 1.15% to 6.38%, due 7/15/26 to 3/15/66	331,618,000	328,650,377
	3.72 (a)	06/30/26	07/07/26	445,000	445,000,000	445,321,883	Corporate Debt/Obligation, 3.15% to 11.75%, due 8/15/26 to 12/01/34	494,094,434	499,413,692
	3.74 (a)	06/30/26	07/06/26	600,000	600,000,000	600,374,000	Equities	2,830,901	660,000,156
	3.75 (a)	06/30/26	07/07/26	750,000	750,000,000	750,546,875	Equities	3,872,382	825,000,001
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2026
Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
TD Securities (USA) LLC (continued)	3.92%(a)	06/30/26	08/04/26	$ 86,000	$ 86,000,000	$ 86,327,756	Corporate Debt/Obligation, 0.00% to 10.00%, due 12/01/26 to 11/23/81	$ 95,671,000	$ 96,350,860
	3.65	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Government Sponsored Agency Obligation, 0.00%, due 7/15/26	1,022,000	1,020,355
Total TD Securities (USA) LLC					$ 2,345,000,000				$ 2,573,493,865
U.S. Bancorp Investments, Inc.	3.64 (a)	06/30/26	07/01/26	410,000	410,000,000	410,041,456	U.S. Treasury Obligation, 0.00% to 5.00%, due 7/28/26 to 2/15/56	524,974,859	418,199,931
Wells Fargo Securities LLC	3.65	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Government Sponsored Agency Obligation, 6.50%, due 8/01/54	1,113,442	1,030,000
	3.97 (a)	06/30/26	09/08/26	297,500	297,500,000	299,796,535	Corporate Debt/Obligation, 0.26% to 6.92%, due 5/15/35 to 5/25/71	1,224,278,700	318,325,001
	3.64	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 3.25%, due 6/30/27	1,028,400	1,020,086
	4.04 (a)	06/30/26	10/08/26	550,000	550,000,000	556,172,222	Corporate Debt/Obligation, 0.00% to 7.65%, due 9/17/29 to 1/25/71	2,770,260,848	588,500,000
Total Wells Fargo Securities LLC					849,500,000				908,875,087
					$ 28,057,655,000				$ 29,441,880,146

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	Traded in a joint account.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Certificates of Deposit	$ —	$ 27,988,328,529	$ —	$ 27,988,328,529
Commercial Paper	—	33,431,004,324	—	33,431,004,324
Corporate Bonds	—	1,200,828,809	—	1,200,828,809
Municipal Bonds	—	168,900,000	—	168,900,000
Time Deposits	—	14,746,000,000	—	14,746,000,000
U.S. Government Sponsored Agency Securities	—	240,975,833	—	240,975,833
U.S. Treasury Obligations	—	400,495,012	—	400,495,012
Repurchase Agreements	—	28,057,655,000	—	28,057,655,000
	$—	$106,234,187,507	$—	$106,234,187,507
See notes to financial statements.
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
June 30, 2026
Treasury Money Market Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Short-Term Securities
U.S. Treasury Obligations — 41.4%
U.S. Treasury Bills(a)
3.61%, 07/02/26	$22,170	$ 22,167,845
3.67%, 07/09/26	356,700	356,413,436
3.67%, 07/14/26	66,570	66,483,579
3.65%, 07/16/26	225,000	224,663,297
3.69%, 07/21/26	293,300	292,709,197
3.69%, 07/30/26	146,970	146,541,419
3.75%, 08/06/26	49,714	49,534,240
3.69%, 08/11/26	462,810	460,912,479
3.61%, 08/13/26	39,700	39,534,032
3.68%, 08/20/26	314,070	312,499,650
3.71%, 08/27/26	17,700	17,598,409
3.70%, 09/03/26	468,477	465,498,946
3.65%, 09/10/26	155,700	154,614,490
3.71%, 09/15/26	75,220	74,645,946
3.75%, 09/24/26	45,930	45,536,341
3.71%, 10/01/26	3,290	3,259,732
3.73%, 10/06/26	221,303	219,135,492
3.73%, 10/08/26 - 11/12/26	125,562	124,151,252
3.77%, 10/20/26	250,000	247,171,041
3.71%, 10/22/26	6,390	6,317,994
3.80%, 12/17/26	375,000	368,521,668
3.57%, 12/24/26	466,262	458,430,271
3.97%, 12/31/26	158,600	155,521,046
3.53%, 01/21/27	343,640	337,043,851
3.52%, 02/18/27	19,100	18,682,935
3.63%, 03/18/27	183,100	178,491,475
U.S. Treasury Notes
(3-mo. U.S. Treasury Money Market Yield + 0.18%), 3.96%, 07/31/26(b)	127,145	127,142,695
(3-mo. U.S. Treasury Money Market Yield+ 0.21%), 3.98%, 10/31/26(b)	443,195	443,195,000
4.13%, 10/31/26 - 02/28/27	135,140	135,586,290
1.25%, 11/30/26	17,200	17,037,686
4.25%, 11/30/26 - 03/15/27	344,659	345,789,748
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.00%, 01/15/27	$26,200	$ 26,259,901
(3-mo. U.S. Treasury Money Market Yield+ 0.10%), 3.87%, 01/31/27 - 01/31/28(b)	217,025	217,024,427
2.50%, 03/31/27	19,200	19,056,206
3.88%, 03/31/27 - 05/31/27	133,740	133,947,597
2.75%, 04/30/27	16,410	16,281,103
3.75%, 04/30/27 - 06/30/27	142,649	142,519,947
(3-mo. U.S. Treasury Money Market Yield + 0.16%), 3.94%, 04/30/27(b)	507,410	507,425,340
0.50%, 05/31/27	23,200	22,518,407
2.63%, 05/31/27	24,220	23,971,492
4.63%, 06/15/27	26,270	26,452,662
3.25%, 06/30/27	35,000	34,776,180
(3-mo. U.S. Treasury Money Market Yield+ 0.16%), 3.93%, 07/31/27(b)	521,953	522,146,767
(3-mo. U.S. Treasury Money Market Yield + 0.19%), 3.97%, 10/31/27(b)	714,691	715,199,530
(3-mo. U.S. Treasury Money Market Yield + 0.10%), 3.88%, 04/30/28(b)	231,135	231,229,016
Total Short-Term Securities —41.4% (Cost: $8,553,640,057)		8,553,640,057
Total Repurchase Agreements — 54.5% (Cost: $11,270,000,000)		11,270,000,000
Total Investments — 95.9% (Cost: $19,823,640,057(c))		19,823,640,057
Other Assets Less Liabilities — 4.1%		855,156,633
Net Assets — 100.0%		$ 20,678,796,690

(a)	Rates are the current rate or a range of current rates as of period end.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Cost for U.S. federal income tax purposes.
Repurchase Agreements
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Bank of Nova Scotia	3.64%	06/30/26	07/01/26	$ 5,000	$ 5,000,000	$ 5,000,506	U.S. Treasury Obligation, 0.13% to 1.13%, due 10/15/26 to 1/15/33	$ 4,413,400	$ 5,100,589
BNP Paribas S.A.	3.64	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 0.00% to 4.13%, due 10/31/26 to 2/15/56	983,939	1,020,001
	3.64	06/30/26	07/01/26	124,000	124,000,000	124,012,538	U.S. Treasury Obligation, 0.38% to 1.88%, due 7/31/27 to 7/15/35	123,069,000	126,480,040
Total BNP Paribas S.A.					$ 125,000,000				$ 127,500,041
Citigroup Global Markets, Inc.	3.64	06/30/26	07/01/26	120,000	120,000,000	120,012,133	U.S. Treasury Obligation, 2.38% to 3.88%, due 5/15/29 to 4/30/31	126,735,400	122,400,011
	3.64	06/30/26	07/01/26	270,000	270,000,000	270,027,300	U.S. Treasury Obligation, 3.63%, due 12/31/2500	281,352,959	274,962,309
Total Citigroup Global Markets, Inc.					$ 390,000,000				$ 397,362,320
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2026
Treasury Money Market Master Portfolio

Repurchase Agreements (continued)
	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value	Proceeds Including Interest	Position	Original Par	Position Received, at Value
Credit Agricole Corp.(a)	3.64%	06/30/26	07/01/26	$ 5,000	$ 5,000,000	$ 5,000,506	U.S. Treasury Obligation, 0.00% to 4.00%, due 11/15/29 to 5/15/55	$ 20,774,400	$ 5,100,000
	3.64	06/30/26	07/01/26	345,000	345,000,000	345,034,883	U.S. Treasury Obligation, 0.00% to 4.63%, due 12/31/2500	332,189,654	351,734,674
	3.64	06/30/26	07/01/26	70,000	70,000,000	70,007,078	U.S. Treasury Obligation, 0.00% to 4.25%, due 11/30/27 to 8/15/39	87,976,650	71,400,000
Total Credit Agricole Corp.					$ 420,000,000				$ 428,234,674
Deutsche Bank Securities, Inc.	3.64	06/30/26	07/01/26	5,000	5,000,000	5,000,505	U.S. Treasury Obligation, 1.88%, due 2/15/51	8,950,200	5,100,033
Fixed Income Clearing Corporation - BNP	3.64	06/30/26	07/01/26	50,000	50,000,000	50,005,056	U.S. Treasury Obligation, 3.50% to 4.63%, due 3/31/30 to 11/15/55	51,365,000	51,000,053
Fixed Income Clearing Corporation - BNYM	3.64	06/30/26	07/01/26	2,300,000	2,300,000,000	2,300,232,556	U.S. Treasury Obligation, 1.75% to 4.00%, due 1/15/28 to 2/15/34	1,992,854,100	2,346,000,019
Fixed Income Clearing Corporation - Citi	3.65	06/30/26	07/01/26	3,050,000	3,050,000,000	3,050,309,236	U.S. Treasury Obligation, 0.00% to 4.13%, due 8/04/26 to 11/15/31	3,176,153,200	3,111,000,061
Fixed Income Clearing Corporation - JPM	3.64	06/30/26	07/01/26	50,000	50,000,000	50,005,056	U.S. Treasury Obligation, 0.00% to 4.63%, due 8/20/26 to 5/31/31	51,377,800	51,000,009
Fixed Income Clearing Corporation - SSB	3.65	06/30/26	07/01/26	2,500,000	2,500,000,000	2,500,253,472	U.S. Treasury Obligation, 0.00% to 6.63%, due 7/31/26 to 5/15/55	2,633,094,600	2,553,018,125
Fixed Income Clearing Corporation - WFBK	3.64	06/30/26	07/01/26	2,250,000	2,250,000,000	2,250,227,500	U.S. Treasury Obligation, 1.13% to 5.00%, due 12/31/29 to 2/15/56	2,495,938,000	2,295,000,057
J.P. Morgan Securities LLC	3.64	06/30/26	07/01/26	10,000	10,000,000	10,001,011	U.S. Treasury Obligation, 1.00% to 4.63%, due 7/31/28 to 5/31/32	10,217,900	10,200,032
Natixis SA	3.64	06/30/26	07/01/26	1,000	1,000,000	1,000,101	U.S. Treasury Obligation, 0.13% to 3.38%, due 10/15/26 to 4/15/30	1,034,200	1,020,002
	3.90 (b)	06/30/26	07/01/26	100,000	100,000,000	100,010,833	U.S. Treasury Obligation, 0.00% to 5.50%, due 8/15/26 to 5/15/52	104,113,500	102,000,016
Total Natixis SA					$ 101,000,000				$ 103,020,018
Royal Bank of Canada	3.64	06/30/26	07/01/26	10,000	10,000,000	10,001,011	U.S. Treasury Obligation, 0.00% to 3.38%, due 9/15/27 to 2/15/35	10,573,879	10,200,022
TD Securities (USA) LLC	3.64	06/30/26	07/01/26	4,000	4,000,000	4,000,404	U.S. Treasury Obligation, 6.13%, due 11/15/27	3,943,100	4,080,001
					$ 11,270,000,000				$ 11,497,816,054

(a)	Traded in a joint account.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
Treasury Money Market Master Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
U.S. Treasury Obligations	$ —	$ 8,553,640,057	$ —	$ 8,553,640,057
Repurchase Agreements	—	11,270,000,000	—	11,270,000,000
	$—	$19,823,640,057	$—	$19,823,640,057
See notes to financial statements.
Master Portfolio Schedule of Investments
23

Statements of Assets and Liabilities (unaudited)
June 30, 2026

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)	$ 78,176,532,507	$ 8,553,640,057
Cash	2,495,403,592	986,987,556
Repurchase agreements, at value(b)	28,057,655,000	11,270,000,000
Receivables:
Interest — unaffiliated	245,548,763	24,916,617
Total assets	108,975,139,862	20,835,544,230
LIABILITIES
Payables:
Investments purchased	790,967,493	155,521,046
Investment advisory fees	5,469,036	1,179,840
Trustees’ fees	61,502	24,087
Professional fees	99,771	22,567
Total liabilities	796,597,802	156,747,540
Commitments and contingent liabilities
NET ASSETS	$ 108,178,542,060	$ 20,678,796,690
NET ASSETS CONSIST OF
Investors’ capital	$ 108,183,515,421	$ 20,678,796,690
Net unrealized appreciation (depreciation)	(4,973,361)	—
NET ASSETS	$ 108,178,542,060	$ 20,678,796,690
(a) Investments, at cost—unaffiliated	$78,181,505,868	$8,553,640,057
(b) Repurchase agreements, at cost	$28,057,655,000	$11,270,000,000
See notes to financial statements.
24
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended June 30, 2026

	Money Market Master Portfolio	Treasury Money Market Master Portfolio
INVESTMENT INCOME
Interest — unaffiliated	$1,664,565,919	$387,679,219
Total investment income	1,664,565,919	387,679,219
EXPENSES
Investment advisory	42,962,827	10,495,065
Trustees	149,823	101,379
Professional	40,542	27,328
Miscellaneous	100,635	11,510
Total expenses	43,253,827	10,635,282
Less fees waived and/or reimbursed by the Manager	(13,079,213)	(3,277,226)
Total expenses after fees waived and/or reimbursed	30,174,614	7,358,056
Net investment income	1,634,391,305	380,321,163
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	169,003	1,040,815
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(20,207,998)	—
Net realized and unrealized gain (loss)	(20,038,995)	1,040,815
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,614,352,310	$381,361,978
See notes to financial statements.
Master Portfolio Statements of Operations
25

Statements of Changes in Net Assets

	Money Market Master Portfolio		Treasury Money Market Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,634,391,305	$3,418,193,979	$380,321,163	$923,988,414
Net realized gain	169,003	324,683	1,040,815	1,816,022
Net change in unrealized appreciation (depreciation)	(20,207,998)	(1,695,250)	—	—
Net increase in net assets resulting from operations	1,614,352,310	3,416,823,412	381,361,978	925,804,436
CAPITAL TRANSACTIONS
Proceeds from contributions	286,439,332,493	524,564,578,367	204,107,330,406	450,869,720,734
Value of withdrawals	(254,320,507,544)	(521,891,046,411)	(213,708,793,918)	(444,033,986,243)
Net increase (decrease) in net assets derived from capital transactions	32,118,824,949	2,673,531,956	(9,601,463,512)	6,835,734,491
NET ASSETS
Total increase (decrease) in net assets	33,733,177,259	6,090,355,368	(9,220,101,534)	7,761,538,927
Beginning of period	74,445,364,801	68,355,009,433	29,898,898,224	22,137,359,297
End of period	$108,178,542,060	$74,445,364,801	$20,678,796,690	$29,898,898,224
See notes to financial statements.
26
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

Money Market Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	1.88%(a)	4.48%	5.45%	5.40%	1.81%	0.11%
Ratios to Average Net Assets
Total expenses	0.10%(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income	3.81%(b)	4.38%	5.34%	5.23%	1.85%	0.13%
Supplemental Data
Net assets, end of period (000)	$108,178,542	$74,445,365	$68,355,009	$62,242,520	$74,621,618	$65,672,660

(a)	Not annualized.
(b)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
27

Financial Highlights
(unaudited) (continued)

Treasury Money Market Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	1.81%(a)	4.29%	5.26%	5.10%	1.60%	0.03%
Ratios to Average Net Assets
Total expenses	0.10%(b)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.07%(b)	0.07%	0.07%	0.07%	0.07%	0.06%
Net investment income	3.56%(b)	4.19%	5.11%	5.01%	1.59%	0.01%
Supplemental Data
Net assets, end of period (000)	$20,678,797	$29,898,898	$22,137,359	$24,052,424	$19,944,280	$24,544,723

(a)	Not annualized.
(b)	Annualized.
See notes to financial statements.
28
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. The financial statements and these accompanying notes relate to two series of MIP: Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Portfolio” and together, the “Master Portfolios”). Each Master Portfolio is classified as a diversified fund under the 1940 Act.
Treasury Money Market Master Portfolio operates as a “government money market fund” under Rule 2a-7 under the 1940 Act and is not subject to discretionary liquidity fees.
With respect to Money Market Master Portfolio, the Board of Trustees of MIP (the “Board”), or its delegate, must impose a mandatory liquidity fee upon the sale of shares if the Money Market Master Portfolio’s net redemptions on any business day exceed 5% of Money Market Master Portfolio’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The Board, or its delegate, may also impose a discretionary liquidity fee of up to 2% upon the value of shares redeemed, at certain times, if such fee is determined to be in the best interests of such Master Portfolio.
The Master Portfolios, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The  financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Master Portfolios may maintain cash at their custodian, which at times may exceed United States federally insured limits. The Master Portfolios may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Liquidity Fees: Any liquidity fees imposed on the value of shares redeemed are recorded as paid-in-capital. The liquidity fees are collected and retained by Money Market Master Portfolio for the benefit of Money Market Master Portfolio’s remaining shareholders.
Indemnifications: In the normal course of business, a Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. A Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to a Master Portfolio are charged to that Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolios’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Master Portfolio. The CODM has concluded that each Master Portfolio operates as a single operating segment since each Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies (Money Market Master Portfolio):  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Investment Valuation Policies (Treasury Money Market Master Portfolio):  U.S. GAAP defines fair value as the price the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master Portfolio’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased
Master Portfolio Notes to Financial Statements
29

Notes to Financial Statements (unaudited) (continued)

and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. The Master Portfolio seeks to maintain the net asset value ("NAV") per share of its feeder funds at $1.00, although there is no assurance that it will be able to do so on a continuing basis.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of Money Market Master Portfolio’s assets and liabilities:
•Investments are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.
•Fixed-income investments and certain derivative instruments for which market quotations are readily available are generally valued using the last available bid price (including evaluated prices) provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
•Repurchase agreements are valued at amortized cost, which approximates market value.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that each Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Repurchase agreements may be traded bilaterally, in a tri-party arrangement or may be centrally cleared through a sponsoring agent. Subject to the custodial undertaking associated with a tri-party repurchase arrangement and for centrally cleared repurchase agreements, a third-party custodian maintains accounts to hold collateral for a fund and its counterparties. Typically, a fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or the fund, respectively. The Master Portfolios, along with other registered investment companies advised by the Manager, may transfer uninvested cash into a single joint trading account which is then invested in one or more repurchase agreements.
In the event the counterparty defaults and the fair value of the collateral declines, a fund could experience losses, delays and costs in liquidating the collateral.
Repurchase agreements are entered into by a fund under Master Repurchase Agreements (each, an “MRA”). The MRA permits the fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the fund receives collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, the fund would recognize a liability with respect to such excess collateral.  The liability reflects the fund’s obligation under bankruptcy law to return the excess to the counterparty.
5.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of each Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolios’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Master Portfolio.
For such services, each Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.10% of the average daily value of each Master Portfolio’s net assets.
30
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Administration: MIP, on behalf of each Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolios’ ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by each Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolios, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolios, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolios.
With respect to Money Market Master Portfolio, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Master Portfolio for which BIL acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive a portion of its investment advisory fees equal to the annual rate of 0.03% of the average daily value of each Master Portfolio’s net assets through June 30, 2027. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.  For the six months ended June 30, 2026, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 12,888,848
Treasury Money Market Master Portfolio	3,148,519
The Manager and BAL have also voluntarily agreed to waive a portion of their respective investment advisory and administration fees to enable the feeders that invest in the Master Portfolios to maintain minimum levels of daily net investment income, if applicable. The Manager and BAL may discontinue the waiver at any time. For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager under this agreement.
The fees and expenses of the MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolios’ independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolios. The Manager has contractually agreed to reimburse the Master Portfolios or provide an offsetting credit against the investment advisory fees paid by the Master Portfolios in an amount equal to these independent expenses through June 30, 2027. These amounts waived are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended June 30, 2026, the amounts waived were as follows:
Master Portfolio Name	Fees Waived and/or Reimbursed by the Manager
Money Market Master Portfolio	$ 190,365
Treasury Money Market Master Portfolio	128,707
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
6.
INCOME TAX INFORMATION
Each of Money Market Master Portfolio and Treasury Money Market Master Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of each Master Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Portfolio’s assets will be managed so the owner of a Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Money Market Master Portfolio	$ 106,239,160,868	$ 10,895,219	$ (15,868,580)	$ (4,973,361)
Treasury Money Market Master Portfolio	19,823,640,057	—	—	—
7.
PRINCIPAL RISKS
In the normal course of business, each Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject each Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local,
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)

regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolios and their investments.  Each Master Portfolio’s prospectus provides details of the risks to which each Master Portfolio is subject.
Certain obligations held by Money Market Master Portfolio have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third-party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. Money Market Master Portfolio monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.
Certain affiliates indirectly invest in the Master Portfolios through the SL Agency Shares of BlackRock Cash Funds.  As of period end, these affiliated investors represent a significant portion of the net assets of Money Market Master Portfolio and Treasury Money Market Master Portfolio.
Market Risk:  Each  Master Portfolio may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each  Master Portfolio to reinvest in lower yielding securities. Each  Master Portfolio   may also be exposed to reinvestment risk, which is the risk that income from each  Master Portfolio’s portfolio will decline if each Master Portfolio invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each  Master Portfolio portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk: The price Money Market Master Portfolio could receive upon the sale of any particular portfolio investment may differ from Money Market Master Portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore Money Market Master Portfolio’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by Money Market Master Portfolio, and Money Market Master Portfolio could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Master Portfolios may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolios manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolios to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolios’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Master Portfolios.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolios invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Master Portfolios may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Master Portfolios’ performance.
The Master Portfolios invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolios invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
32
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

8.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolios through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Master Portfolio Notes to Financial Statements
33

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Funds/Master Portfolios for the Funds’/Master Portfolios’ allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds/Master Portfolios may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds/Master Portfolios and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
State Street Bank and Trust Company
North Quincy, MA 02171
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
34
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Trustees of the Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of Money Market Master Portfolio and Treasury Money Market Master Portfolio (each, a “Master Fund” and collectively, the “Master Funds”) and BlackRock Fund Advisors (the “Manager”), the Master Portfolio’s investment advisor. The Board of Trustees of the Master Portfolio also considered the approval to continue the sub-advisory agreement between the Manager and BlackRock International Limited (the “Sub-Advisor”), with respect to Money Market Master Portfolio (the “Sub-Advisory Agreement”).  BlackRock Cash Funds: Institutional and BlackRock Cash Funds: Treasury (each, a “Feeder Fund” and collectively, the “Feeder Funds”), each a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the corresponding Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of (i) the Advisory Agreement with respect to each Master Fund; and (ii) the Sub-Advisory Agreement with respect to Money Market Master Portfolio. The Manager and the Sub-Advisor are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements”. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of each Feeder Fund and the interest holders of each Master Fund are referred to as “shareholders”; and (c) the Master Funds and the Feeder Funds are referred to herein collectively as the “Funds” and each corresponding Master Fund and Feeder Fund together, as a “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Master Portfolio on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Master Portfolio, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Master Fund, each Feeder Fund and their shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered, with respect to each Fund, as applicable, were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for applicable services; (c) the Funds’ operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Funds’ investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Funds’ development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Funds’ valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of each Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding the Feeder Funds’ shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Funds’ operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
35

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) the Funds’ fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Funds’ portfolio management team discussing the Funds’ performance and the Funds’ investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Funds’ portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Funds’ portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i)  responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of each Master Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv)  overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for each Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi)  providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and  (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Funds’ distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to Money Market Master Portfolio facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit Money Market Master Portfolio  and its shareholders.
B.  The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund, as applicable, throughout the year and at the April Meeting. The Board noted that each Feeder Fund’s investment results correspond directly to the investment results of each Master Fund. The Board was provided with Fund performance reporting and analysis, relative to the applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and a weighted average benchmark of similar funds, as defined by BlackRock (“Benchmark Weighted Average”). The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
In addition to reviewing each Fund’s performance and current yield, the Board also reviews the liquidity, duration, credit quality and other risk factors of the pertinent Fund’s portfolio. The Board noted that for each of the one- and three-year periods reported, each Fund outperformed its Benchmark Weighted Average. The Board noted that BlackRock believes that the Benchmark Weighted Average is an appropriate performance metric for the Funds, and that BlackRock has explained its rationale for this belief to the Board.
36
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed the Funds’ contractual management fee rate compared with those of the Funds’ Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Funds’ total expense ratio, as well as the Funds’ actual management fee rate, to those of the Funds’ Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that each Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and each Fund’s total expense ratio each ranked in the first quartile relative to the Funds’ Expense Peers. The Board also noted that BlackRock and the Board have contractually agreed to waive a portion of the advisory fees for each Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate each Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of (i) the Advisory Agreement between the Manager and the Master Portfolio, on behalf of each Master Fund; and (ii) the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to Money Market Master Portfolio, each for a one-year term ending June 30, 2027.  Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, (i) the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of (a) the Agreements, with respect to Money Market Master Portfolio; and (b) the Advisory
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
37

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

Agreement, with respect to Treasury Money Market Master Portfolio were fair and reasonable and in the best interest of each Master Fund and its shareholders.  The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of (a) the Agreements, with respect to Money Market Master Portfolio; and (b) the Advisory Agreement, with respect to Treasury Money Market Master Portfolio and found the Agreements to be satisfactory. In arriving at its decision to approve the Agreements, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
38
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGM-CR	AGM Insured Custodial Receipt
CD	Certificate of Deposit
LP	Limited Partnership
PJSC	Public Joint Stock Company
RB	Revenue Bonds
SOFR	Secured Overnight Financing Rate
VRDN	Variable Rate Demand Note
Glossary of Terms Used in these Financial Statements
39

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in the Funds. Because the share price of BlackRock Cash Funds: Institutional will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. BlackRock Cash Funds: Institutional may impose a fee upon sale of your shares and generally must impose a fee when net sales of Fund shares exceed certain levels. Although BlackRock Cash Funds: Treasury seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Funds is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse the Funds for losses, and you should not expect that the sponsor will provide financial support to the Funds at any time, including during periods of market stress. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Funds’ current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

June 30, 2026
2026 Semi-Annual Financial Statements and Additional Information (Unaudited)

BlackRock Funds III
• iShares S&P 500 Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2

Derivative Financial Instruments
The S&P 500 Index Master Portfolio (the "Master Portfolio") may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Master Portfolio must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Master Portfolio’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Master Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Master Portfolio’s investments in these instruments, if any, are discussed in detail in the Master Portfolio Notes to Financial Statements.
iShares S&P 500 Index Fund
Derivative Financial Instruments
3

Statement of Assets and Liabilities (unaudited)
June 30, 2026

iShares S&P 500 Index Fund
ASSETS
Investments, at value — Master Portfolio	$ 59,106,841,398
Receivables:
Capital shares sold	104,363,060
Withdrawals from the Master Portfolio	169,840,274
Total assets	59,381,044,732
LIABILITIES
Payables:
Administration fees	1,483,048
Capital gains distributions	10,937,347
Capital shares redeemed	274,203,334
Income dividend distributions	30,984,896
Professional fees	5,729
Service and distribution fees	1,477,911
Total liabilities	319,092,265
Commitments and contingent liabilities
NET ASSETS	$ 59,061,952,467
NET ASSETS CONSIST OF
Paid-in capital	$ 18,315,324,641
Accumulated earnings	40,746,627,826
NET ASSETS	$ 59,061,952,467
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited) (continued)
June 30, 2026

iShares S&P 500 Index Fund
NET ASSET VALUE
Institutional
Net assets	$ 7,410,062,722
Shares outstanding	8,505,240
Net asset value	$ 871.23
Shares authorized	Unlimited
Par value	No par value
Service
Net assets	$ 1,967,313,177
Shares outstanding	2,258,702
Net asset value	$ 870.99
Shares authorized	Unlimited
Par value	No par value
Investor A
Net assets	$ 3,799,427,518
Shares outstanding	4,361,806
Net asset value	$ 871.07
Shares authorized	Unlimited
Par value	No par value
Investor P
Net assets	$ 2,372,527,663
Shares outstanding	2,726,476
Net asset value	$ 870.18
Shares authorized	Unlimited
Par value	No par value
Class G
Net assets	$ 22,690,083,480
Shares outstanding	26,037,551
Net asset value	$ 871.44
Shares authorized	Unlimited
Par value	No par value
Class K
Net assets	$ 20,822,537,907
Shares outstanding	23,894,007
Net asset value	$ 871.45
Shares authorized	Unlimited
Par value	No par value
See notes to financial statements.
Fund Statement of Assets and Liabilities
5

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

iShares S&P 500 Index Fund
INVESTMENT INCOME
Net investment income allocated from the Master Portfolio:
Dividends — unaffiliated	$314,689,618
Dividends — affiliated	7,087,254
Interest — unaffiliated	254,910
Securities lending income — affiliated — net	143,730
Foreign taxes withheld	(1,849,190)
Expenses	(2,398,393)
Fees waived	281,400
Total investment income	318,209,329
FUND EXPENSES
Service — class specific	8,647,531
Administration — class specific	8,512,612
Professional	5,730
Miscellaneous	16,885
Total expenses	17,182,758
Less fees waived and/or reimbursed by the Administrator	(5,730)
Total expenses after fees waived and/or reimbursed	17,177,028
Net investment income	301,032,301
REALIZED AND UNREALIZED GAIN (LOSS) ALLOCATED FROM THE MASTER PORTFOLIO
Net realized gain (loss) from:
Investments — unaffiliated	26,489,276
Investments — affiliated	32,442,775
Futures contracts	26,104,372
85,036,423
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,098,054,606
Investments — affiliated	7,925,321
Futures contracts	201,373
5,106,181,300
Net realized and unrealized gain	5,191,217,723
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,492,250,024
See notes to financial statements.
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares S&P 500 Index Fund
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$301,032,301	$580,969,698
Net realized gain	85,036,423	364,580,137
Net change in unrealized appreciation (depreciation)	5,106,181,300	7,364,762,643
Net increase in net assets resulting from operations	5,492,250,024	8,310,312,478
DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(43,450,908)	(117,264,332)
Service	(10,544,558)	(22,252,022)
Investor A	(17,779,628)	(50,749,435)
Investor P	(11,112,026)	(31,210,106)
Class G	(140,667,277)	(335,886,614)
Class K	(128,838,973)	(341,695,508)
Decrease in net assets resulting from distributions to shareholders	(352,393,370)	(899,058,017)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	433,839,774	189,798,890
NET ASSETS
Total increase in net assets	5,573,696,428	7,601,053,351
Beginning of period	53,488,256,039	45,887,202,688
End of period	$59,061,952,467	$53,488,256,039

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
See notes to financial statements.
Fund Statements of Changes in Net Assets
7

Financial Highlights
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Institutional
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$796.02	$687.93	$558.73	$449.87	$560.36	$444.18
Net investment income(a)	4.34	8.43	8.07	7.75	7.27	6.59
Net realized and unrealized gain (loss)	75.97	112.86	130.38	109.17	(109.03)	119.44
Net increase (decrease) from investment operations	80.31	121.29	138.45	116.92	(101.76)	126.03
Distributions(b)
From net investment income	(4.25)	(8.45)	(8.15)	(7.70)	(7.25)	(6.65)
From net realized gain	(0.85)	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	—	(0.00)(c)	—
Total distributions	(5.10)	(13.20)	(9.25)	(8.06)	(8.73)	(9.85)
Net asset value, end of period	$871.23	$796.02	$687.93	$558.73	$449.87	$560.36
Total Return(d)
Based on net asset value	10.11%(e)	17.75%	24.86%	26.16%	(18.18)%	28.56%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived and/or reimbursed	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	1.07%(i)	1.16%	1.27%	1.54%	1.51%	1.30%
Supplemental Data
Net assets, end of period (000)	$7,410,063	$6,911,501	$6,153,378	$5,496,007	$4,569,115	$5,536,376
Portfolio turnover rate of the Master Portfolio	5%	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Service
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$795.79	$687.79	$558.64	$449.82	$560.30	$444.13
Net investment income(a)	3.85	7.67	7.31	7.16	6.68	5.98
Net realized and unrealized gain (loss)	75.95	112.70	130.33	109.13	(108.99)	119.41
Net increase (decrease) from investment operations	79.80	120.37	137.64	116.29	(102.31)	125.39
Distributions(b)
From net investment income	(3.75)	(7.62)	(7.39)	(7.11)	(6.69)	(6.02)
From net realized gain	(0.85)	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	—	(0.00)(c)	—
Total distributions	(4.60)	(12.37)	(8.49)	(7.47)	(8.17)	(9.22)
Net asset value, end of period	$870.99	$795.79	$687.79	$558.64	$449.82	$560.30
Total Return(d)
Based on net asset value	10.06%(e)	17.60%	24.71%	26.00%	(18.28)%	28.40%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.22%(i)	0.22%	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived and/or reimbursed	0.22%(i)	0.22%	0.22%	0.22%	0.22%	0.22%
Net investment income	0.95%(i)	1.05%	1.15%	1.42%	1.39%	1.19%
Supplemental Data
Net assets, end of period (000)	$1,967,313	$1,907,748	$810,398	$696,820	$494,070	$523,050
Portfolio turnover rate of the Master Portfolio	5%	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights
9

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor A
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$795.86	$687.82	$558.70	$449.87	$560.31	$444.11
Net investment income(a)	3.33	6.59	6.50	6.48	6.03	5.32
Net realized and unrealized gain (loss)	75.96	112.81	130.29	109.15	(108.95)	119.41
Net increase (decrease) from investment operations	79.29	119.40	136.79	115.63	(102.92)	124.73
Distributions(b)
From net investment income	(3.23)	(6.61)	(6.57)	(6.44)	(6.04)	(5.33)
From net realized gain	(0.85)	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	—	(0.00)(c)	—
Total distributions	(4.08)	(11.36)	(7.67)	(6.80)	(7.52)	(8.53)
Net asset value, end of period	$871.07	$795.86	$687.82	$558.70	$449.87	$560.31
Total Return(d)
Based on net asset value	9.99%(e)	17.45%	24.55%	25.84%	(18.39)%	28.23%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.82%(i)	0.91%	1.02%	1.29%	1.25%	1.06%
Supplemental Data
Net assets, end of period (000)	$3,799,428	$3,536,125	$3,203,535	$2,651,885	$2,216,470	$2,806,390
Portfolio turnover rate of the Master Portfolio	5%	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Investor P
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$795.06	$687.15	$558.16	$449.44	$559.78	$443.73
Net investment income(a)	3.33	6.59	6.49	6.48	6.02	5.32
Net realized and unrealized gain (loss)	75.87	112.70	130.17	109.04	(108.84)	119.30
Net increase (decrease) from investment operations	79.20	119.29	136.66	115.52	(102.82)	124.62
Distributions(b)
From net investment income	(3.23)	(6.63)	(6.57)	(6.44)	(6.04)	(5.37)
From net realized gain	(0.85)	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	—	(0.00)(c)	—
Total distributions	(4.08)	(11.38)	(7.67)	(6.80)	(7.52)	(8.57)
Net asset value, end of period	$870.18	$795.06	$687.15	$558.16	$449.44	$559.78
Total Return(d)
Based on net asset value	9.99%(e)	17.45%	24.55%	25.84%	(18.40)%	28.23%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived and/or reimbursed	0.35%(i)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.82%(i)	0.91%	1.02%	1.29%	1.25%	1.05%
Supplemental Data
Net assets, end of period (000)	$2,372,528	$2,188,573	$1,899,610	$1,557,633	$1,288,233	$1,667,178
Portfolio turnover rate of the Master Portfolio	5%	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights
11

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class G
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$796.20	$688.08	$558.84	$449.94	$560.47	$444.26
Net investment income(a)	4.71	9.06	8.67	8.18	7.68	7.04
Net realized and unrealized gain (loss)	75.98	112.89	130.39	109.22	(109.05)	119.45
Net increase (decrease) from investment operations	80.69	121.95	139.06	117.40	(101.37)	126.49
Distributions(b)
From net investment income	(4.60)	(9.08)	(8.72)	(8.14)	(7.68)	(7.08)
From net realized gain	(0.85)	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	—	(0.00)(c)	—
Total distributions	(5.45)	(13.83)	(9.82)	(8.50)	(9.16)	(10.28)
Net asset value, end of period	$871.44	$796.20	$688.08	$558.84	$449.94	$560.47
Total Return(d)
Based on net asset value	10.18%(e)	17.85%	24.96%	26.26%	(18.12)%	28.67%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.01%(i)	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%(i)	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.16%(i)	1.25%	1.36%	1.63%	1.60%	1.39%
Supplemental Data
Net assets, end of period (000)	$22,690,083	$19,662,159	$15,594,421	$11,417,572	$9,828,084	$10,447,837
Portfolio turnover rate of the Master Portfolio	5%	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund (continued)
	Class K
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Net asset value, beginning of period	$796.22	$688.09	$558.86	$449.96	$560.49	$444.27
Net investment income(a)	4.63	8.91	8.55	8.10	7.58	6.94
Net realized and unrealized gain (loss)	75.98	112.93	130.39	109.21	(109.04)	119.47
Net increase (decrease) from investment operations	80.61	121.84	138.94	117.31	(101.46)	126.41
Distributions(b)
From net investment income	(4.53)	(8.96)	(8.61)	(8.05)	(7.59)	(6.99)
From net realized gain	(0.85)	(4.75)	(1.10)	(0.36)	(1.48)	(3.20)
Return of capital	—	—	—	—	(0.00)(c)	—
Total distributions	(5.38)	(13.71)	(9.71)	(8.41)	(9.07)	(10.19)
Net asset value, end of period	$871.45	$796.22	$688.09	$558.86	$449.96	$560.49
Total Return(d)
Based on net asset value	10.16%(e)	17.83%	24.94%	26.24%	(18.13)%	28.65%
Ratios to Average Net Assets(f)(g)(h)
Total expenses	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Total expenses after fees waived and/or reimbursed	0.03%(i)	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.14%(i)	1.23%	1.34%	1.61%	1.57%	1.37%
Supplemental Data
Net assets, end of period (000)	$20,822,538	$19,282,150	$18,225,861	$13,645,473	$10,664,731	$12,887,257
Portfolio turnover rate of the Master Portfolio	5%	14%	9%	10%	13%	6%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes the Fund’s share of the Master Portfolio’s allocated net expenses and/or net investment income.
(g)	Includes the Fund’s share of the Master Portfolio’s allocated fees waived of less than 0.01%.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
See notes to financial statements.
Fund Financial Highlights
13

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
BlackRock Funds III (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Trust is organized as a Delaware statutory trust.  iShares S&P 500 Index Fund (the “Fund”) is a series of the Trust.  The Fund is classified as a diversified fund under the 1940 Act.
The Fund intends to be diversified in approximately the same proportion as its underlying index is diversified. The Fund may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
The Fund seeks to achieve its investment objective by investing all of its assets in S&P 500 Index Master Portfolio (the “Master Portfolio”), a series of Master Investment Portfolio (“MIP”) and an affiliate of the Trust, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s proportionate interest in the net assets of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. At June 30, 2026, the percentage of the Master Portfolio owned by the Fund was 99.2%. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The Fund offers multiple classes of shares.  All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares.  Institutional, Service and Class K Shares are sold only to certain eligible investors.  Service, Investor A and Investor P Shares bear certain expenses related to shareholder servicing of such shares.  Investor A Shares are generally available through financial intermediaries.  Investor P Shares are only available through registered representatives of an insurance company’s broker-dealer that has entered into an agreement with the Fund’s distributor to offer such shares.  Class G Shares are available only to investors on eligible platforms.  Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.
Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional, Service, Investor A, Class K and Class G Shares	No	No	None
Investor P Shares	Yes	No(a)	None

(a)	Investor P Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
The Board of Trustees of the Trust and Board of Trustees of MIP are referred to throughout this report as the “Board” and the members are referred to as “Trustees.”
The Fund, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, contributions to and withdrawals from the Master Portfolio are accounted for on a trade date basis.  The Fund records its proportionate share of the Master Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis.  Realized and unrealized gains and losses are adjusted utilizing partnership tax allocation rules.  In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Distributions:  Distributions paid by the Fund are recorded on the ex-dividend dates.  The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by BlackRock Advisors, LLC (“BAL” or the “Administrator”), are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Master Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Master Portfolio. Valuation of securities held by the Master Portfolio is discussed in Note 3 of the Master Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.
4.
ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with BAL, an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Fund’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Fund. BAL may delegate certain of its administration duties to sub-administrators. BAL is entitled to receive for these administrative services an annual fee based on the average daily net assets of the  Fund as follows:
	Institutional	Service	Investor A	Investor P	Class G	Class K
Administration fees - class specific	0.09%	0.06%	0.09%	0.09%	0.0025%	0.02%
From time to time, BAL may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.
The fees and expenses of the Trust’s trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Fund. BAL has contractually agreed to reimburse the Fund or provide an offsetting credit against the administration fees paid by the Fund in an amount equal to these independent expenses through June 30, 2027. The amount waived is included in fees waived and/or reimbursed by the Administrator in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $5,730.
For the six months ended June 30, 2026, the following table shows the class specific administration fees borne directly by each share class of the Fund:
	Institutional	Service	Investor A	Investor P	Class G	Class K	Total
Administration fees — class specific	$ 3,132,080	$ 567,523	$ 1,603,236	$ 999,104	$ 259,175	$ 1,951,494	$ 8,512,612
Service Fees:  The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
Share Class	Service Fees
Service	0.15%
Investor A	0.25
Investor P	0.25
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-dealer for providing shareholder servicing related services to shareholders.
For the six months ended June 30, 2026, the following table shows the class specific service fees borne directly by each share class of the Fund:
	Service	Investor A	Investor P	Total
Service fees — class specific	$ 1,418,809	$ 4,453,432	$ 2,775,290	$ 8,647,531
Other Fees:  For the six months ended June 30, 2026, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor P Shares for a total of $107,468.
For the six months ended June 30, 2026, affiliates received CDSCs of $3 for Investor P Shares.
Fund Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
5.
INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s net asset value (“NAV”).
6.
CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
	Six Months Ended 06/30/26		Year Ended 12/31/25
Fund Name / Share Class	Shares	Amounts	Shares	Amounts
iShares S&P 500 Index Fund
Institutional
Shares sold	795,161	$ 648,270,859	2,846,870	$ 1,991,761,218
Shares issued in reinvestment of distributions	51,755	42,590,622	152,437	114,877,799
Shares redeemed	(1,024,288)	(835,348,966)	(3,261,409)	(2,317,584,838)
	(177,372)	$ (144,487,485)	(262,102)	$ (210,945,821)
Service
Shares sold	84,166	$ 68,804,894	1,558,833	$ 1,218,598,480
Shares issued in reinvestment of distributions	12,751	10,495,479	28,829	22,124,092
Shares redeemed	(235,522)	(193,045,504)	(368,623)	(275,853,649)
	(138,605)	$ (113,745,131)	1,219,039	$ 964,868,923
Investor A
Shares sold	330,896	$ 269,601,531	673,056	$ 485,108,082
Shares issued in reinvestment of distributions	20,251	16,718,354	63,287	47,867,619
Shares redeemed	(432,500)	(351,528,962)	(950,714)	(687,011,909)
	(81,353)	$ (65,209,077)	(214,371)	$ (154,036,208)
Investor P
Shares sold	142,615	$ 116,589,840	279,400	$ 201,231,855
Shares issued in reinvestment of distributions	13,474	11,109,580	41,280	31,203,403
Shares redeemed	(182,342)	(148,948,094)	(332,435)	(241,616,970)
	(26,253)	$ (21,248,674)	(11,755)	$ (9,181,712)
Class G
Shares sold	2,812,805	$ 2,264,756,591	5,405,638	$ 3,744,293,110
Shares issued in reinvestment of distributions	170,891	140,667,277	445,394	335,886,614
Shares redeemed	(1,641,130)	(1,349,319,449)	(3,819,673)	(2,757,848,762)
	1,342,566	$ 1,056,104,419	2,031,359	$ 1,322,330,962
Class K
Shares sold	2,862,779	$ 2,346,508,397	6,045,267	$ 4,331,012,197
Shares issued in reinvestment of distributions	145,231	119,547,176	424,991	319,764,510
Shares redeemed	(3,331,235)	(2,743,629,851)	(8,740,449)	(6,374,013,961)
	(323,225)	$ (277,574,278)	(2,270,191)	$ (1,723,237,254)
	595,758	$ 433,839,774	491,979	$ 189,798,890
As of June 30, 2026, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
Fund Name	Investor P
iShares S&P 500 Index Fund	589
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

7.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Fund Notes to Financial Statements
17

Schedule of Investments (unaudited)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.2%
Axon Enterprise, Inc.(a)(b)	71,550	$ 40,111,646
Boeing Co.(a)	720,366	155,937,628
General Dynamics Corp.	232,105	82,220,875
General Electric Co.	954,565	356,749,578
Honeywell Aerospace, Inc.(a)	291,524	64,450,126
Howmet Aerospace, Inc.	367,513	98,809,545
Huntington Ingalls Industries, Inc.	36,487	10,212,346
L3Harris Technologies, Inc.	172,603	50,156,706
Lockheed Martin Corp.	186,076	94,798,279
Northrop Grumman Corp.	122,653	62,468,400
RTX Corp.	1,233,447	234,021,899
Textron, Inc.	163,640	15,010,697
TransDigm Group, Inc.	50,978	67,904,735
		1,332,852,460
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc.	108,788	20,489,132
Expeditors International of Washington, Inc.	120,249	19,598,182
FedEx Corp.	198,921	62,288,133
United Parcel Service, Inc., Class B	682,287	73,345,852
		175,721,299
Automobile Components — 0.0%
Aptiv PLC(a)	201,151	12,346,648
Automobiles — 2.0%
Ford Motor Co.	3,612,415	50,212,568
General Motors Co.	823,823	63,500,277
Tesla, Inc.(a)	2,575,763	1,083,365,918
		1,197,078,763
Banks — 3.4%
Bank of America Corp.	5,973,356	340,361,825
Citigroup, Inc.	1,560,459	218,401,842
Citizens Financial Group, Inc.	377,917	26,480,644
Fifth Third Bancorp	837,175	47,191,555
Huntington Bancshares, Inc.	1,878,717	33,309,652
JPMorgan Chase & Co.	2,451,525	802,457,678
KeyCorp	851,967	19,637,839
M&T Bank Corp.	132,387	31,509,430
PNC Financial Services Group, Inc.	370,559	91,239,037
Regions Financial Corp.	795,973	24,038,385
Truist Financial Corp.	1,139,873	56,788,473
U.S. Bancorp	1,420,094	85,773,678
Wells Fargo & Co.	2,799,813	231,376,546
		2,008,566,584
Beverages — 1.0%
Brown-Forman Corp., Class B	171,896	4,581,028
Coca-Cola Co.	3,542,765	287,920,511
Constellation Brands, Inc., Class A	130,510	18,152,636
Keurig Dr. Pepper, Inc.	1,243,512	40,700,148
Molson Coors Beverage Co., Class B	132,486	5,161,655
Monster Beverage Corp.(a)	648,206	62,305,561
PepsiCo, Inc.	1,255,346	169,973,848
		588,795,387
Biotechnology — 1.6%
AbbVie, Inc.	1,616,466	406,767,504
Amgen, Inc.	494,973	179,239,623
Biogen, Inc.(a)	134,491	29,058,126
Gilead Sciences, Inc.	1,138,966	143,896,964
Incyte Corp.(a)	148,392	16,821,717
Security	Shares	Value
Biotechnology (continued)
Moderna, Inc.(a)(b)	316,532	$ 22,166,736
Regeneron Pharmaceuticals, Inc.	91,420	57,004,027
Vertex Pharmaceuticals, Inc.(a)	231,988	115,235,399
		970,190,096
Broadline Retail — 3.7%
Amazon.com, Inc.(a)	8,956,075	2,134,590,915
eBay, Inc.	406,222	45,395,309
		2,179,986,224
Building Products — 0.5%
A.O. Smith Corp.	105,329	6,606,235
Allegion PLC	80,857	11,359,600
Builders FirstSource, Inc.(a)	101,737	9,103,427
Carrier Global Corp.	715,272	52,465,201
Johnson Controls International PLC	558,197	81,558,164
Lennox International, Inc.	29,620	16,970,779
Masco Corp.	177,790	14,466,772
Trane Technologies PLC	202,390	99,405,872
		291,936,050
Capital Markets — 2.9%
Ameriprise Financial, Inc.	83,206	38,171,585
Ares Management Corp., Class A	189,412	21,083,450
Bank of New York Mellon Corp.	627,223	90,702,718
Blackrock, Inc.(c)	132,085	127,007,653
Blackstone, Inc., Class A	677,352	79,704,010
Cboe Global Markets, Inc.	96,312	23,372,033
Charles Schwab Corp.	1,495,692	138,007,501
CME Group, Inc., Class A	331,302	73,161,421
Coinbase Global, Inc., Class A(a)(b)	203,266	29,715,457
FactSet Research Systems, Inc.(b)	34,333	7,899,337
Franklin Resources, Inc.	275,817	9,176,432
Goldman Sachs Group, Inc.	269,906	272,974,831
Interactive Brokers Group, Inc., Class A	403,538	35,123,947
Intercontinental Exchange, Inc.	519,992	64,016,215
Invesco Ltd.	420,219	11,089,579
KKR & Co., Inc., Class A	626,366	57,487,871
Moody’s Corp.	137,459	62,257,930
Morgan Stanley	1,096,742	229,262,948
MSCI, Inc., Class A	66,753	37,384,350
Nasdaq, Inc.	414,484	32,669,629
Northern Trust Corp.	166,099	28,874,650
Raymond James Financial, Inc.	160,866	24,456,458
Robinhood Markets, Inc., Class A(a)	720,195	72,221,155
S&P Global, Inc.	277,402	112,974,738
State Street Corp.	255,184	43,279,206
T. Rowe Price Group, Inc.	194,787	22,145,334
		1,744,220,438
Chemicals — 1.0%
Air Products and Chemicals, Inc.	204,384	59,921,301
Albemarle Corp.	108,311	14,625,234
CF Industries Holdings, Inc.	143,948	15,583,810
Corteva, Inc.	617,361	52,284,303
Dow, Inc.	659,194	18,035,548
DuPont de Nemours, Inc.	121,192	16,438,483
Ecolab, Inc.	232,453	64,763,730
International Flavors & Fragrances, Inc.	235,123	18,626,444
Linde PLC	423,008	219,515,772
LyondellBasell Industries NV, Class A	240,310	12,652,322
Mosaic Co.	295,160	6,254,440
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
PPG Industries, Inc.	198,426	$ 24,067,090
Sherwin-Williams Co.	208,440	71,770,061
		594,538,538
Commercial Services & Supplies — 0.4%
Cintas Corp.	309,905	52,708,643
Copart, Inc.(a)	806,763	22,742,649
Republic Services, Inc., Class A	180,952	38,557,252
Rollins, Inc.	276,564	11,543,781
Veralto Corp.	230,462	20,437,370
Waste Management, Inc.	338,015	75,336,783
		221,326,478
Communications Equipment — 1.3%
Arista Networks, Inc.(a)	944,692	160,484,277
Ciena Corp.(a)	128,820	63,193,939
Cisco Systems, Inc.	3,613,817	424,478,945
F5, Inc.(a)	52,820	21,971,007
Lumentum Holdings, Inc.(a)	71,180	61,076,711
Motorola Solutions, Inc.	151,355	62,856,218
		794,061,097
Construction & Engineering — 0.3%
Comfort Systems USA, Inc.	32,141	63,701,855
EMCOR Group, Inc.	40,918	33,957,030
Quanta Services, Inc.	137,969	99,343,199
		197,002,084
Construction Materials — 0.2%
CRH PLC	611,346	65,414,022
Martin Marietta Materials, Inc.	55,520	32,018,384
Vulcan Materials Co.	117,893	34,779,614
		132,212,020
Consumer Finance — 0.5%
American Express Co.	486,931	164,704,411
Capital One Financial Corp.	569,314	114,215,775
Synchrony Financial	307,750	23,404,387
		302,324,573
Consumer Staples Distribution & Retail — 1.7%
Casey’s General Stores, Inc.	33,774	26,843,238
Costco Wholesale Corp.	405,905	379,711,950
Dollar General Corp.	201,488	23,193,284
Dollar Tree, Inc.(a)	166,838	20,179,056
Kroger Co.	512,055	28,434,414
Sysco Corp.	434,361	36,303,892
Target Corp.	419,458	54,785,409
Walmart, Inc.	4,011,029	454,289,145
		1,023,740,388
Containers & Packaging — 0.2%
Amcor PLC	416,860	18,070,881
Avery Dennison Corp.	72,987	11,849,439
Ball Corp.	234,159	14,611,522
International Paper Co.	486,245	18,525,935
Packaging Corp. of America	81,722	19,472,718
Smurfit WestRock PLC	486,648	22,512,336
		105,042,831
Distributors — 0.0%
Genuine Parts Co.	127,142	15,000,213
Security	Shares	Value
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	6,357,140	$ 131,592,798
Comcast Corp., Class A	3,258,103	79,986,429
Verizon Communications, Inc.	3,820,282	161,750,740
		373,329,967
Electric Utilities — 1.4%
Alliant Energy Corp.	237,994	18,156,562
American Electric Power Co., Inc.	499,516	68,338,784
Constellation Energy Corp.	289,116	71,807,741
Duke Energy Corp.	715,111	90,518,750
Edison International	354,532	26,394,907
Entergy Corp.	416,863	47,880,884
Evergy, Inc.	211,153	18,249,954
Eversource Energy	353,920	25,577,798
Exelon Corp.	931,706	43,436,134
FirstEnergy Corp.	478,825	22,763,341
NextEra Energy, Inc.	1,910,300	167,667,031
NRG Energy, Inc.	194,023	28,338,999
PG&E Corp.	2,028,414	34,117,924
Pinnacle West Capital Corp.	110,533	11,827,031
PPL Corp.	681,022	24,755,150
Southern Co.	1,018,062	97,438,714
Xcel Energy, Inc.	546,706	43,900,492
		841,170,196
Electrical Equipment — 1.3%
AMETEK, Inc.	211,744	51,229,343
Eaton Corp. PLC	354,399	151,016,502
Emerson Electric Co.	513,184	73,462,289
GE Vernova, Inc.	245,856	288,846,380
Generac Holdings, Inc.(a)	54,235	15,880,550
Hubbell, Inc., Class B	47,083	24,633,826
Rockwell Automation, Inc.	102,183	50,588,760
Vertiv Holdings Co., Class A	352,601	118,057,867
		773,715,517
Electronic Equipment, Instruments & Components — 1.2%
Amphenol Corp., Class A	1,127,779	198,849,993
CDW Corp./DE	112,689	15,848,581
Coherent Corp.(a)	178,993	70,607,369
Corning, Inc.	717,235	183,203,336
Flex Ltd.(a)	336,390	54,518,727
Jabil, Inc.	95,574	36,841,866
Keysight Technologies, Inc.(a)	158,616	55,526,703
TE Connectivity PLC	267,508	53,932,288
Teledyne Technologies, Inc.(a)	41,860	27,916,434
Zebra Technologies Corp., Class A(a)	42,182	11,104,833
		708,350,130
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class A	909,150	50,457,825
Halliburton Co.	757,278	25,709,588
SLB Ltd.	1,381,549	64,228,213
		140,395,626
Entertainment — 1.0%
Electronic Arts, Inc.	205,636	42,163,605
Live Nation Entertainment, Inc.(a)	145,018	26,554,246
Netflix, Inc.(a)	3,852,523	275,070,142
Take-Two Interactive Software, Inc.(a)	160,724	40,177,786
TKO Group Holdings, Inc., Class A	56,316	11,336,974
Master Portfolio Schedule of Investments
19

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Entertainment (continued)
Walt Disney Co.	1,588,760	$ 152,918,150
Warner Bros Discovery, Inc., Class A(a)	2,266,949	60,436,860
		608,657,763
Financial Services — 3.3%
Apollo Global Management, Inc.	426,507	50,460,043
Berkshire Hathaway, Inc., Class B(a)	1,677,337	839,322,662
Block, Inc., Class A(a)	495,598	37,665,448
Corpay, Inc.(a)	59,801	19,929,879
Fidelity National Information Services, Inc.	468,824	18,227,877
Fiserv, Inc.(a)	489,803	24,024,837
Global Payments, Inc.	210,263	15,256,683
Jack Henry & Associates, Inc.	65,638	9,040,978
Mastercard, Inc., Class A	738,220	379,149,792
PayPal Holdings, Inc.	807,051	34,848,462
Visa, Inc., Class A	1,518,494	520,980,107
		1,948,906,768
Food Products — 0.4%
Archer-Daniels-Midland Co.	439,711	33,593,921
Bunge Global SA	120,893	12,902,910
General Mills, Inc.	483,356	16,820,789
Hershey Co.	137,089	24,052,265
Hormel Foods Corp.	265,222	6,582,810
J.M. Smucker Co.	96,634	10,871,325
Kraft Heinz Co.	759,095	17,929,824
McCormick & Co., Inc.	233,198	11,757,843
Mondelez International, Inc., Class A	1,178,894	68,187,229
Tyson Foods, Inc., Class A	265,785	15,216,191
		217,915,107
Gas Utilities — 0.1%
Atmos Energy Corp.	151,782	26,147,485
Ground Transportation — 0.8%
CSX Corp.	1,699,729	80,788,119
Fedex Freight Holding Co., Inc.(a)	99,460	15,018,460
JB Hunt Transport Services, Inc.	66,298	19,188,630
Norfolk Southern Corp.	205,178	64,546,947
Old Dominion Freight Line, Inc.	165,038	35,747,231
Uber Technologies, Inc.(a)	1,862,400	134,390,784
Union Pacific Corp.	544,725	148,165,200
		497,845,371
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories	1,598,876	145,082,008
Align Technology, Inc.(a)	57,886	9,763,053
Baxter International, Inc.(b)	484,238	10,323,954
Becton Dickinson & Co.	252,096	38,149,688
Boston Scientific Corp.(a)	1,367,293	58,356,065
Cooper Cos., Inc.(a)	182,897	13,115,544
Dexcom, Inc.(a)	346,416	23,331,118
Edwards Lifesciences Corp.(a)	528,879	47,842,394
GE HealthCare Technologies, Inc.(a)	421,182	26,959,860
IDEXX Laboratories, Inc.(a)	72,607	38,223,229
Insulet Corp.(a)	64,441	9,811,142
Intuitive Surgical, Inc.(a)	323,024	128,460,184
Medtronic PLC	1,177,523	92,117,624
ResMed, Inc.	129,288	25,195,646
Solventum Corp.(a)	131,883	10,174,774
STERIS PLC	91,043	19,170,925
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	315,749	$ 99,410,415
Zimmer Biomet Holdings, Inc.	182,436	15,705,915
		811,193,538
Health Care Providers & Services — 1.7%
Cardinal Health, Inc.	214,714	51,007,458
Cencora, Inc., Class A	177,077	50,109,249
Centene Corp.(a)	426,493	27,376,586
Cigna Group	243,466	67,118,707
CVS Health Corp.	1,166,552	120,679,804
DaVita, Inc.(a)	30,788	6,849,714
Elevance Health, Inc.	198,685	76,837,450
HCA Healthcare, Inc.	141,728	55,258,330
Henry Schein, Inc.(a)	94,222	7,869,421
Humana, Inc.	110,981	44,083,873
Labcorp Holdings, Inc.	72,498	20,299,440
McKesson Corp.	109,976	83,097,866
Quest Diagnostics, Inc.	102,406	21,704,952
UnitedHealth Group, Inc.	830,000	344,972,900
Universal Health Services, Inc., Class B	47,889	7,120,615
		984,386,365
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	143,991	7,609,924
Healthpeak Properties, Inc.	628,417	13,448,124
Ventas, Inc.	435,757	38,695,222
Welltower, Inc.	640,951	145,476,648
		205,229,918
Health Care Technology — 0.0%
Veeva Systems, Inc., Class A(a)	139,569	24,769,310
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	570,462	13,525,654
Hotels, Restaurants & Leisure — 1.6%
Airbnb, Inc., Class A(a)	380,006	54,378,859
Booking Holdings, Inc.	708,948	126,362,891
Carnival Corp. Ltd.	1,176,991	33,626,633
Chipotle Mexican Grill, Inc., Class A(a)	1,172,533	39,866,122
Darden Restaurants, Inc.	102,584	21,133,330
Domino’s Pizza, Inc.	28,550	8,451,942
DoorDash, Inc., Class A(a)(b)	343,107	63,313,535
Expedia Group, Inc.	107,074	27,398,095
Hilton Worldwide Holdings, Inc.	208,279	68,827,878
Las Vegas Sands Corp.	282,357	13,042,070
Marriott International, Inc., Class A	200,240	74,206,942
McDonald’s Corp.	649,732	175,629,057
MGM Resorts International(a)	184,318	8,812,244
Norwegian Cruise Line Holdings Ltd.(a)(b)	409,414	8,642,729
Royal Caribbean Cruises Ltd.	230,375	73,150,974
Starbucks Corp.	1,049,613	107,259,952
Wynn Resorts Ltd.	73,004	7,087,958
Yum! Brands, Inc.	248,279	39,689,881
		950,881,092
Household Durables — 0.2%
D.R. Horton, Inc.	239,531	39,014,809
Garmin Ltd.	151,666	36,026,742
Lennar Corp., Class A	193,432	17,503,662
NVR, Inc.(a)	2,414	16,447,547
PulteGroup, Inc.	177,820	24,398,682
		133,391,442
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Household Products — 0.8%
Church & Dwight Co., Inc.	212,419	$ 20,579,153
Clorox Co.	114,557	10,933,320
Colgate-Palmolive Co.	736,318	67,505,634
Kimberly-Clark Corp.	306,850	33,682,925
Procter & Gamble Co.	2,128,950	312,189,228
		444,890,260
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.	654,933	9,601,318
Vistra Corp.	289,416	45,910,060
		55,511,378
Industrial Conglomerates — 0.2%
3M Co.	477,190	77,261,833
Honeywell International, Inc.	291,524	65,272,224
		142,534,057
Industrial REITs — 0.2%
Prologis, Inc.	852,094	115,433,174
Insurance — 1.6%
Aflac, Inc.	419,110	49,140,648
Allstate Corp.	233,720	55,611,337
American International Group, Inc.	477,100	35,558,263
Aon PLC, Class A	195,405	64,813,884
Arch Capital Group Ltd.(a)	316,920	30,760,255
Arthur J Gallagher & Co.	236,297	54,246,702
Assurant, Inc.	45,724	12,278,266
Brown & Brown, Inc.	271,576	17,421,600
Chubb Ltd.	330,019	112,450,674
Cincinnati Financial Corp.	142,568	26,395,040
Erie Indemnity Co., Class A	22,524	5,400,129
Everest Group Ltd.	35,878	12,816,698
Globe Life, Inc.	70,064	12,519,036
Hartford Insurance Group, Inc.	254,580	33,736,942
Loews Corp.	159,173	18,019,975
Marsh & McLennan Cos., Inc.	440,075	73,347,300
MetLife, Inc.	492,105	41,637,004
Principal Financial Group, Inc.	178,649	19,254,789
Progressive Corp.	534,618	116,787,302
Prudential Financial, Inc.	317,015	34,215,429
Travelers Cos., Inc.	194,552	64,225,506
W.R. Berkley Corp.	277,622	19,580,680
Willis Towers Watson PLC	87,478	22,864,125
		933,081,584
Interactive Media & Services — 7.7%
Alphabet, Inc., Class A	5,364,762	1,917,204,996
Alphabet, Inc., Class C	4,324,259	1,527,890,432
Meta Platforms, Inc., Class A	2,009,041	1,131,672,705
		4,576,768,133
IT Services — 0.6%
Accenture PLC, Class A	566,024	70,436,027
Akamai Technologies, Inc.(a)	129,553	15,314,460
Cognizant Technology Solutions Corp., Class A	444,143	17,201,658
Gartner, Inc.(a)(b)	57,529	7,456,909
GoDaddy, Inc., Class A(a)	123,327	10,467,996
International Business Machines Corp.	859,232	241,624,631
VeriSign, Inc.	74,670	18,783,985
		381,285,666
Leisure Products — 0.0%
Hasbro, Inc.	122,350	10,104,887
Security	Shares	Value
Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	256,693	$ 34,096,531
Bio-Techne Corp.	141,448	9,993,301
Charles River Laboratories International, Inc.(a)(b)	45,617	10,345,480
Danaher Corp.	574,592	109,448,284
IQVIA Holdings, Inc.(a)	150,824	29,142,213
Mettler-Toledo International, Inc.(a)(b)	18,522	23,662,040
Revvity, Inc.(b)	107,107	11,916,725
Thermo Fisher Scientific, Inc.	340,002	170,463,403
Waters Corp.(a)	90,810	34,057,382
West Pharmaceutical Services, Inc.	66,235	23,778,365
		456,903,724
Machinery — 1.9%
Caterpillar, Inc.	421,403	448,752,055
Cummins, Inc.	125,770	89,700,422
Deere & Co.	229,193	145,383,995
Dover Corp.	120,813	27,095,939
Fortive Corp.	270,466	16,522,768
IDEX Corp.	68,305	15,501,820
Illinois Tool Works, Inc.	241,187	65,233,848
Ingersoll Rand, Inc.	331,207	27,155,662
Nordson Corp.	49,068	14,803,325
Otis Worldwide Corp.	351,718	25,183,009
PACCAR, Inc.	483,040	58,022,765
Parker-Hannifin Corp.	115,281	112,758,652
Pentair PLC	150,906	11,568,454
Snap-on, Inc.	48,128	19,366,707
Stanley Black & Decker, Inc.	142,291	13,392,429
Westinghouse Air Brake Technologies Corp.	157,111	42,357,125
Xylem, Inc.	214,109	25,309,825
		1,158,108,800
Media — 0.1%
Charter Communications, Inc., Class A(a)(b)	80,397	11,433,257
EchoStar Corp., Class A(a)(b)	122,679	12,451,919
Fox Corp., Class A	178,569	9,314,159
Fox Corp., Class B	127,857	5,988,822
News Corp., Class A	352,059	8,741,625
News Corp., Class B	99,007	2,778,136
Omnicom Group, Inc.	260,756	18,990,859
Paramount Skydance Corp., Class B(b)	287,123	2,831,033
Trade Desk, Inc., Class A(a)	410,022	7,413,198
		79,943,008
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	1,318,925	82,947,193
Newmont Corp.	976,720	91,225,648
Nucor Corp.	207,337	46,184,317
Steel Dynamics, Inc.	121,973	27,987,925
		248,345,083
Multi-Utilities — 0.6%
Ameren Corp.	257,242	29,078,636
CenterPoint Energy, Inc.	603,809	26,591,748
CMS Energy Corp.	272,918	20,878,227
Consolidated Edison, Inc.	329,364	36,437,539
Dominion Energy, Inc.	789,883	53,941,110
DTE Energy Co.	193,135	29,427,980
NiSource, Inc.	429,563	20,425,721
Public Service Enterprise Group, Inc.	463,189	37,592,419
Sempra	601,529	55,767,754
WEC Energy Group, Inc.	303,249	35,410,386
		345,551,520
Master Portfolio Schedule of Investments
21

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Office REITs — 0.0%
BXP, Inc.	134,395	$ 8,911,733
Oil, Gas & Consumable Fuels — 2.7%
APA Corp.	324,572	10,571,310
Chevron Corp.	1,712,814	283,916,049
ConocoPhillips	1,113,103	115,718,188
Devon Energy Corp.	1,067,262	44,099,266
Diamondback Energy, Inc.	178,077	31,302,375
EOG Resources, Inc.	487,310	63,218,726
EQT Corp.	579,305	30,801,647
Expand Energy Corp.	220,734	20,128,733
Exxon Mobil Corp.	3,792,274	518,479,701
Kinder Morgan, Inc.	1,780,989	56,938,218
Marathon Petroleum Corp.	267,098	68,288,946
Occidental Petroleum Corp.	662,426	32,174,031
ONEOK, Inc.	576,231	50,097,523
Phillips 66	368,199	62,244,041
Targa Resources Corp.	197,294	52,902,413
Texas Pacific Land Corp.	53,357	23,351,158
Valero Energy Corp.	271,669	70,753,474
Williams Cos., Inc.	1,122,914	83,477,427
		1,618,463,226
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	591,602	55,409,443
Southwest Airlines Co.	447,758	23,023,717
United Airlines Holdings, Inc.(a)	293,674	39,936,727
		118,369,887
Personal Care Products — 0.1%
Estee Lauder Cos., Inc., Class A	228,874	18,069,602
Kenvue, Inc.	1,786,972	34,149,035
		52,218,637
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,873,764	107,966,282
Eli Lilly & Co.	723,755	868,093,460
Johnson & Johnson	2,202,399	559,343,274
Merck & Co., Inc.	2,259,679	290,368,751
Pfizer, Inc.	5,222,987	125,769,527
Viatris, Inc.	1,077,378	17,108,762
Zoetis, Inc., Class A	379,759	27,289,482
		1,995,939,538
Professional Services — 0.3%
Automatic Data Processing, Inc.	364,482	81,625,744
Broadridge Financial Solutions, Inc.	104,938	14,371,259
Equifax, Inc.	108,232	17,178,583
Jacobs Solutions, Inc.	110,662	13,943,412
Leidos Holdings, Inc.	120,007	12,357,121
Paychex, Inc.	293,403	28,850,317
Verisk Analytics, Inc., Class A	119,874	21,520,979
		189,847,415
Real Estate Management & Development(a) — 0.1%
CBRE Group, Inc., Class A	269,148	36,251,544
CoStar Group, Inc.	389,138	11,020,388
		47,271,932
Residential REITs — 0.2%
AvalonBay Communities, Inc.	129,937	24,517,812
Camden Property Trust	87,741	10,045,467
Equity Residential	317,431	21,563,088
Essex Property Trust, Inc.	59,973	17,487,527
Security	Shares	Value
Residential REITs (continued)
Invitation Homes, Inc.	478,366	$ 14,451,437
Mid-America Apartment Communities, Inc.	107,620	14,952,723
UDR, Inc.	278,417	11,114,407
		114,132,461
Retail REITs — 0.3%
Federal Realty Investment Trust	70,241	8,670,549
Kimco Realty Corp.	633,005	16,046,677
Realty Income Corp.	850,582	52,702,061
Regency Centers Corp.	151,604	12,088,903
Simon Property Group, Inc.	298,674	66,798,440
		156,306,630
Semiconductors & Semiconductor Equipment — 19.0%
Advanced Micro Devices, Inc.(a)	1,491,861	866,636,973
Analog Devices, Inc.	445,686	177,013,109
Applied Materials, Inc.	726,086	524,960,178
Broadcom, Inc.	4,331,819	1,636,344,627
First Solar, Inc.(a)	98,251	23,183,306
Intel Corp.(a)	4,317,184	602,808,402
KLA Corp.	1,195,135	360,584,181
Lam Research Corp.	1,144,166	495,801,453
Marvell Technology, Inc.	801,057	238,626,870
Microchip Technology, Inc.	502,355	45,814,776
Micron Technology, Inc.	1,031,781	1,190,974,490
Monolithic Power Systems, Inc.	44,847	61,994,699
NVIDIA Corp.	22,159,723	4,433,938,974
NXP Semiconductors NV	229,563	64,514,090
ON Semiconductor Corp.(a)	358,173	33,861,675
Qnity Electronics, Inc.	193,361	31,577,785
QUALCOMM, Inc.	964,320	178,196,693
Skyworks Solutions, Inc.	136,217	9,235,513
Teradyne, Inc.	144,456	69,893,591
Texas Instruments, Inc.	834,265	248,669,368
		11,294,630,753
Software — 7.4%
Adobe, Inc.(a)	369,809	75,818,241
AppLovin Corp., Class A(a)	246,153	126,825,410
Autodesk, Inc.(a)(b)	190,697	37,075,311
Cadence Design Systems, Inc.(a)	249,135	93,505,348
Crowdstrike Holdings, Inc., Class A(a)	231,796	176,892,799
Datadog, Inc., Class A(a)(b)	299,858	78,071,029
Fair Isaac Corp.(a)(b)	20,891	24,960,149
Fortinet, Inc.(a)	569,551	87,494,425
Gen Digital, Inc.	500,346	12,453,612
Intuit, Inc.	253,020	66,038,220
Microsoft Corp.	6,796,387	2,535,188,279
Oracle Corp.	1,552,489	227,517,263
Palantir Technologies, Inc., Class A(a)	2,100,375	245,050,751
Palo Alto Networks, Inc.(a)	743,000	253,377,860
PTC, Inc.(a)	110,124	12,511,188
Roper Technologies, Inc.	92,330	31,243,549
Salesforce, Inc.	748,450	117,252,177
ServiceNow, Inc.(a)	943,559	93,676,537
Synopsys, Inc.(a)	175,525	78,296,437
Trimble, Inc.(a)	220,982	11,309,859
Tyler Technologies, Inc.(a)	39,833	11,649,559
Workday, Inc., Class A(a)	183,312	22,441,055
		4,418,649,058
Specialized REITs — 0.7%
American Tower Corp.	424,845	69,491,897
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Specialized REITs (continued)
Crown Castle, Inc.	399,309	$ 30,239,670
Digital Realty Trust, Inc.	297,891	53,495,266
Equinix, Inc.	90,342	94,171,597
Extra Space Storage, Inc.	195,314	28,379,124
Iron Mountain, Inc.	274,612	34,686,242
Public Storage	144,303	45,933,088
SBA Communications Corp.	99,572	17,570,475
VICI Properties, Inc.	1,009,098	26,791,552
Weyerhaeuser Co.	672,914	16,109,561
		416,868,472
Specialty Retail — 1.5%
AutoZone, Inc.(a)	14,986	47,894,357
Best Buy Co., Inc.	172,937	13,122,459
Carvana Co., Class A(a)(b)	646,035	42,522,024
Home Depot, Inc.	911,281	321,390,583
Lowe’s Cos., Inc.	514,733	113,493,479
O’Reilly Automotive, Inc.(a)	757,676	69,774,383
Ross Stores, Inc.	296,208	63,047,873
TJX Cos., Inc.	1,011,726	153,276,489
Tractor Supply Co.	491,033	15,521,553
Ulta Beauty, Inc.(a)	38,671	17,439,847
Williams-Sonoma, Inc.	109,437	25,509,765
		882,992,812
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	13,437,683	3,888,327,953
Dell Technologies, Inc., Class C	264,667	114,193,224
Hewlett Packard Enterprise Co.	1,215,797	54,844,603
HP, Inc.	822,001	18,034,702
NetApp, Inc.	179,032	27,706,992
Sandisk Corp.(a)	135,715	308,579,267
Seagate Technology Holdings PLC	205,150	197,969,750
Super Micro Computer, Inc.(a)(b)	455,834	13,369,611
Western Digital Corp.(b)	312,045	199,309,382
		4,822,335,484
Textiles, Apparel & Luxury Goods — 0.2%
Deckers Outdoor Corp.(a)	129,396	12,847,729
Lululemon Athletica, Inc.(a)	97,502	11,132,778
NIKE, Inc., Class B	1,088,438	44,680,380
Ralph Lauren Corp., Class A	34,087	13,682,863
Tapestry, Inc.	182,186	26,668,387
		109,012,137
Tobacco — 0.6%
Altria Group, Inc.	1,527,808	109,925,786
Philip Morris International, Inc.	1,424,784	257,757,673
		367,683,459
Trading Companies & Distributors — 0.3%
Fastenal Co.	1,057,601	50,796,576
Security	Shares	Value
Trading Companies & Distributors (continued)
United Rentals, Inc.	57,317	$ 64,933,856
WW Grainger, Inc.	39,377	53,568,471
		169,298,903
Water Utilities — 0.0%
American Water Works Co., Inc.	178,241	23,452,951
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.	425,754	71,411,718
Total Common Stocks — 99.0% (Cost: $16,756,993,909)		58,973,011,900
Investment Companies
Capital Markets — 0.7%
iShares Core S&P 500 ETF(c)	565,085	423,186,506
Total Investment Companies — 0.7% (Cost: $389,096,395)		423,186,506
Rights
Health Care Equipment & Supplies — 0.0%
Hologic, Inc., CVR	204,261	2,043
Total Rights — 0.0% (Cost: $2,043)		2,043
Total Long-Term Investments — 99.7% (Cost: $17,146,092,347)		59,396,200,449
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(c)(d)(e)	198,438,666	198,498,198
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(c)(d)	310,697,618	310,697,618
Total Short-Term Securities — 0.8% (Cost: $509,165,991)		509,195,816
Total Investments — 100.5% (Cost: $17,655,258,338)		59,905,396,265
Liabilities in Excess of Other Assets — (0.5)%		(309,097,163)
Net Assets — 100.0%		$ 59,596,299,102

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Master Portfolio.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.
Master Portfolio Schedule of Investments
23

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 123,410,950	$ 75,110,974 (a)	$ —	$ (23,990)	$ 264	$ 198,498,198	198,438,666	$ 145,010 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	320,214,713	—	(9,517,095)(a)	—	—	310,697,618	310,697,618	3,701,139	—
BlackRock, Inc.	140,901,698	1,749,719	(1,259,029)	(18,628)	(14,366,107)	127,007,653	132,085	1,518,026	—
iShares Core S&P 500 ETF	400,464,555	1,808,959,663	(1,841,348,555)	32,754,049	22,356,794	423,186,506	565,085	1,928,969	—
				$ 32,711,431	$ 7,990,951	$ 1,059,389,975		$ 7,293,144	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	922	09/18/26	$ 347,974	$ (192,148)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 192,148	$ —	$ —	$ —	$ 192,148

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 26,335,826	$ —	$ —	$ —	$ 26,335,826
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ 205,322	$ —	$ —	$ —	$ 205,322
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$327,414,175
24
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
S&P 500 Index Master Portfolio

For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 58,973,011,900	$ —	$ —	$ 58,973,011,900
Investment Companies	423,186,506	—	—	423,186,506
Rights	—	2,043	—	2,043
Short-Term Securities
Money Market Funds	509,195,816	—	—	509,195,816
	$59,905,394,222	$2,043	$—	$59,905,396,265
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (192,148)	$ —	$ —	$ (192,148)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Master Portfolio Schedule of Investments
25

Statement of Assets and Liabilities (unaudited)
June 30, 2026

S&P 500 Index Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 58,846,006,290
Investments, at value — affiliated(c)	1,059,389,975
Cash	4,702,981
Cash pledged for futures contracts	25,648,000
Receivables:
Securities lending income — affiliated	24,420
Dividends — unaffiliated	26,378,797
Dividends — affiliated	674,257
Variation margin on futures contracts	2,212,813
Prepaid expenses	34,033
Total assets	59,965,071,566
LIABILITIES
Collateral on securities loaned	198,488,633
Payables:
Withdrawals to investors	169,840,274
Investment advisory fees	327,311
Trustees’ fees	59,803
Professional fees	56,443
Total liabilities	368,772,464
Commitments and contingent liabilities
NET ASSETS	$ 59,596,299,102
NET ASSETS CONSIST OF
Investors’ capital	$ 17,346,353,322
Net unrealized appreciation (depreciation)	42,249,945,780
NET ASSETS	$ 59,596,299,102
(a) Investments, at cost—unaffiliated	$16,706,865,616
(b) Securities loaned, at value	$195,777,898
(c) Investments, at cost—affiliated	$948,392,722
See notes to financial statements.
26
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

S&P 500 Index Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$317,488,857
Dividends — affiliated	7,148,134
Interest — unaffiliated	257,184
Securities lending income — affiliated — net	145,010
Foreign taxes withheld	(1,865,630)
Total investment income	323,173,555
EXPENSES
Investment advisory	2,179,691
Trustees	140,538
Professional	58,015
Total expenses excluding interest expense	2,378,244
Interest expense — unaffiliated	41,567
Total expenses	2,419,811
Less fees waived and/or reimbursed by the Manager	(283,907)
Total expenses after fees waived and/or reimbursed	2,135,904
Net investment income	321,037,651
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments — unaffiliated	26,751,364
Investments — affiliated	32,711,431
Futures contracts	26,335,826
85,798,621
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,143,920,474
Investments — affiliated	7,990,951
Futures contracts	205,322
5,152,116,747
Net realized and unrealized gain	5,237,915,368
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,558,953,019
See notes to financial statements.
Master Portfolio Statement of Operations
27

Statements of Changes in Net Assets

	S&P 500 Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$321,037,651	$618,134,104
Net realized gain	85,798,621	384,647,170
Net change in unrealized appreciation (depreciation)	5,152,116,747	7,433,727,178
Net increase in net assets resulting from operations	5,558,953,019	8,436,508,452
CAPITAL TRANSACTIONS
Proceeds from contributions	5,742,915,066	12,025,654,213
Value of withdrawals	(5,691,851,806)	(12,927,785,073)
Net increase (decrease) in net assets derived from capital transactions	51,063,260	(902,130,860)
NET ASSETS
Total increase in net assets	5,610,016,279	7,534,377,592
Beginning of period	53,986,282,823	46,451,905,231
End of period	$59,596,299,102	$53,986,282,823
See notes to financial statements.
28
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

S&P 500 Index Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	10.16%(a)	17.83%	24.94%	26.24%	(18.13)%	28.65%
Ratios to Average Net Assets(b)
Total expenses	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.01%
Total expenses after fees waived and/or reimbursed	0.01%(c)	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income	1.16%(c)	1.25%	1.36%	1.63%	1.60%	1.39%
Supplemental Data
Net assets, end of period (000)	$59,596,299	$53,986,283	$46,451,905	$36,026,381	$29,544,845	$34,489,286
Portfolio turnover rate	5%	14%	9%	10%	13%	6%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
29

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. S&P 500 Index Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio intends to be diversified in approximately the same proportion as its underlying index is diversified. The Master Portfolio may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of its underlying index. Shareholder approval will not be sought if the Master Portfolio crosses from diversified to non-diversified status due solely to a change in its relative market capitalization or index weighting of one or more constituents of its underlying index.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Fund Advisors (“BFA” or the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.  Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.  Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
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Notes to Financial Statements (unaudited) (continued)

3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of MIP (the “Board”) has approved the designation of the Master Portfolio’s Manager as the valuation designee for the Master Portfolio.  The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Shares of underlying exchange-traded closed-end funds or other exchange-traded funds (“ETFs”) are valued at their most recent closing price. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional
Master Portfolio Notes to Financial Statements
31

Notes to Financial Statements (unaudited) (continued)

required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
Barclays Bank PLC	$ 13,369,611	$ (13,105,543)	$ —	$ 264,068
BNP Paribas SA	9,225,495	(9,225,495)	—	—
BofA Securities, Inc.	4,331,689	(4,331,689)	—	—
Citigroup Global Markets, Inc.	13,131,305	(12,337,995)	—	793,310
Goldman Sachs & Co. LLC	1,156,195	(1,156,195)	—	—
HSBC Bank PLC	423,241	(423,241)	—	—
J.P. Morgan Securities LLC	26,137,790	(26,137,790)	—	—
Morgan Stanley	28,720,444	(28,720,444)	—	—
SG Americas Securities LLC	5,363,416	(5,227,376)	—	136,040
State Street Bank & Trust Co.	19,793,229	(19,793,229)	—	—
TD Securities (USA) LLC	14,518,744	(14,518,744)	—	—
UBS AG	17,096,035	(17,096,035)	—	—
Virtu Americas LLC	1,022,008	(1,022,008)	—	—
Wells Fargo Bank N.A.	41,488,696	(41,077,151)	—	411,545
	$ 195,777,898	$ (194,172,935)	$ —	$ 1,604,963

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Master Portfolio subsequent to period end in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of
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Notes to Financial Statements (unaudited) (continued)

cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc.(“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to 0.007% of the average daily value of the Master Portfolio’s net assets. Prior to February 24, 2026, the Master Portfolio paid the Manager a monthly fee at an annual rate equal to 0.01% of the average daily value of the Master Portfolio’s net assets.
Administration: MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with BlackRock Advisors, LLC (“BAL”), to provide general administrative services (other than investment advice and related portfolio activities). BAL has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. BAL may delegate certain of its administration duties to sub-administrators.
BAL is not entitled to compensation for providing administrative services to the Master Portfolio, for so long as BAL (or an affiliate) is entitled to compensation for providing administrative services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BAL (or an affiliate) receives investment advisory fees from the Master Portfolio.
The fees and expenses of the Master Portfolio’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. BFA has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to the independent expenses through June 30, 2027. If the Master Portfolio does not pay administration fees, BAL agrees to cap the expenses of the Master Portfolio at the rate at which it pays an investment advisory fee to BFA. The amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $198,553.
Expense Waivers and Reimbursements:  The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amounts waived were $71,314.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.  For the six months ended June 30, 2026, the Manager waived $14,040 in investment advisory fees pursuant to this arrangement.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Master Portfolio Notes to Financial Statements
33

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock  Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $56,416 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of  MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
S&P 500 Index Master Portfolio	$ 394,208,992	$ 163,275,009	$ (61,605,837)
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $3,241,518,902 and $2,836,885,595, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 500 Index Master Portfolio	$ 17,523,682,795	$ 43,149,012,946	$ (767,491,624)	$ 42,381,521,322
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
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Notes to Financial Statements (unaudited) (continued)

Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Manager uses an indexing approach to try to achieve the Master Portfolio’s investment objective. The Master Portfolio is not actively managed, and the Manager generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Master Portfolio and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Master Portfolio invests.
Master Portfolio Notes to Financial Statements
35

Notes to Financial Statements (unaudited) (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
36
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Fund/Master Portfolio for the Fund’s/Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund/Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund/Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Additional Information
37

Additional Information (continued)

Fund and/or MIP Service Providers
Investment Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Distributor
BlackRock Investments, LLC
New York, NY 10001
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Legal Counsel
Ropes & Gray LLP
New York, NY 10036
Address of the Trust/MIP
400 Howard Street
San Francisco, CA 94105
38
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement

The Board of Trustees of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of S&P 500 Index Master Portfolio (the “Master Fund”), and BlackRock Fund Advisors (the “Manager” or “BlackRock”), the Master Portfolio’s investment advisor. The iShares S&P 500 Index Fund (the “Feeder Fund”), a series of BlackRock Funds III (the “Feeder Trust”), is a “feeder” fund that invests all of its investable assets in the Master Fund. Accordingly, the Board of Trustees of the Feeder Trust also considered the approval of the Advisory Agreement with respect to the Master Fund. The Advisory Agreement is referred to herein as the “Agreement”. For simplicity: (a) the Board of Trustees of the Master Portfolio and the Board of Trustees of the Feeder Trust are referred to herein collectively as the “Board”, and the members are referred to as “Board Members”; (b) the shareholders of the Feeder Fund and the interest holders of the Master Fund are referred to as “shareholders”; and (c) the Master Fund and the Feeder Fund are referred to herein together as the “Fund”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreement for the Master Fund on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreement. In considering the renewal of the Agreement, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master Fund, the Feeder Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) the Fund’s operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreement. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper Classification or Morningstar category, regarding fees and expenses of the Fund, as applicable, as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Feeder Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement, and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
Disclosure of Investment Advisory Agreement
39

Disclosure of Investment Advisory Agreement (continued)

The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates, including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Master Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third party service providers including, among others, the custodian, fund accountant, transfer agent, and auditor for the Fund, as applicable; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Feeder Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
B.  The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board noted that the Feeder Fund’s investment results correspond directly to the investment results of the Master Fund. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers and the performance of the Fund as compared with its benchmark. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-year period reported, the Fund’s net performance was within the tolerance range of its benchmark. The Board noted that BlackRock believes that net performance relative to the benchmark is an appropriate performance metric for the Fund, and that BlackRock has explained its rationale for this belief to the Board.
C.  Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of the Fund’s Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as the Fund’s actual management fee rate, to those of the Fund’s Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period
40
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement (continued)

of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and the Fund’s total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D.  Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E.  Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Master Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master Fund and its shareholders. The Board of the Feeder Trust, including the Independent Board Members, also considered the continuation of the Agreement with respect to the Master Fund and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master Portfolio did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement
41

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CVR	Contingent Value Right
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s
42
2026 BlackRock Semi-Annual Financial Statements and Additional Information

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This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Schedule of Investments (unaudited)
June 30, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 7.2%
AGL Energy Ltd.	227,471	$ 1,316,203
APA Group(a)(b)	78,484	549,900
Aristocrat Leisure Ltd.	128,714	5,454,576
ASX Ltd.	1,440	53,141
Aurizon Holdings Ltd.	130,326	376,968
BHP Group Ltd., Class DI	331,126	13,798,992
Brambles Ltd.	27,508	371,415
Charter Hall Group	5,271	83,490
Cochlear Ltd.	4,710	395,620
Coles Group Ltd.	119,830	2,018,352
Commonwealth Bank of Australia	32,810	3,739,165
Computershare Ltd.	111,345	2,948,743
CSL Ltd.	27,123	2,164,003
Evolution Mining Ltd.	303,410	2,508,821
Fortescue Ltd.	370,183	4,927,239
Glencore PLC	511,459	3,487,343
JB Hi-Fi Ltd.	13,263	737,468
Macquarie Group Ltd.	41,031	7,132,995
Mineral Resources Ltd.(c)	2,936	127,142
Mirvac Group(a)	361,255	430,087
National Australia Bank Ltd.	50,343	1,321,945
Orica Ltd.(a)	111,000	1,820,365
Origin Energy Ltd.	33,711	256,240
Perseus Mining Ltd.(a)	47,234	159,596
PLS Group Ltd.(c)	9,632	33,753
Ramelius Resources Ltd.	10,880	22,391
REA Group Ltd.(a)	7,732	744,852
Regis Resources Ltd.	264,147	1,119,469
Rio Tinto Ltd.	25,794	3,103,530
Rio Tinto PLC	27,113	2,565,019
Sandfire Resources Ltd.(c)	3,315	44,541
Santos Ltd.	287,012	1,423,833
Sonic Healthcare Ltd.	1,651	23,759
Stockland(a)	198,501	559,772
Telstra Group Ltd.	105,238	369,056
Transurban Group(b)	23,318	231,849
Wesfarmers Ltd.	9,834	615,444
Westgold Resources Ltd.	100,729	334,172
WiseTech Global Ltd.	22,134	507,793
Woodside Energy Group Ltd.	38,649	747,434
Worley Ltd.	2,090	16,057
		68,642,533
Austria — 0.3%
Erste Group Bank AG	19,944	2,669,263
Mondi PLC	3,586	32,556
OMV AG	7,814	491,044
voestalpine AG	184	8,595
		3,201,458
Belgium — 0.5%
Ageas SA	17,699	1,416,109
Anheuser-Busch InBev SA	12,194	1,007,588
KBC Group NV	662	90,417
UCB SA	6,684	2,000,996
Umicore SA	5,048	117,112
		4,632,222
Chile — 0.0%
Antofagasta PLC	763	38,725
Security	Shares	Value
China — 0.1%
Mobvista, Inc.(c)(d)	213,000	$ 277,760
Prosus NV	2,151	93,469
SITC International Holdings Co. Ltd.(a)	156,000	625,802
		997,031
Czech Republic — 0.0%
CSG NV(c)	19,199	280,220
Denmark — 1.4%
AP Moller - Maersk A/S, Class A	152	350,860
AP Moller - Maersk A/S, Class B	254	603,389
Danske Bank A/S	37,527	2,011,544
Genmab A/S(c)	4,396	1,205,173
Novo Nordisk A/S, Class B	95,813	4,601,603
Orsted A/S(c)(d)	3,433	77,173
Pandora A/S	7,213	828,676
Tryg A/S	37,080	844,052
Vestas Wind Systems A/S	95,158	2,694,244
		13,216,714
Finland — 0.4%
Elisa OYJ	2,238	93,922
Kone OYJ, Class B	5,454	310,251
Nokia OYJ	143,999	1,920,403
Nordea Bank Abp	10,258	194,665
Sampo OYJ, Class A, A Shares	35,449	372,283
Wartsila OYJ Abp	26,097	996,701
		3,888,225
France — 10.0%
Air Liquide SA	13,859	2,744,455
Arkema SA	152	9,588
AXA SA	279,872	14,024,223
BNP Paribas SA	86,341	10,084,037
Bureau Veritas SA	56,541	1,731,782
Capgemini SE	2,367	237,629
Cie de Saint-Gobain SA	5,178	469,553
Credit Agricole SA	121,543	2,444,603
Danone SA	20,794	1,699,666
Dassault Systemes SE	32,072	654,181
EssilorLuxottica SA	33,896	6,364,704
Hermes International SCA	91	166,411
Ipsen SA	10,513	2,026,056
Legrand SA	2,970	503,250
L’Oreal SA	9,723	4,262,142
LVMH Moet Hennessy Louis Vuitton SE	14,992	8,291,478
Pernod Ricard SA	3,929	285,590
Publicis Groupe SA	38,538	3,808,436
Rexel SA	1,382	60,546
Safran SA	18,604	7,331,477
Sanofi SA	130,645	11,170,613
Schneider Electric SE	6,024	1,971,207
Societe Generale SA	37,767	3,342,761
Thales SA	9,805	2,519,898
TotalEnergies SE	52,006	4,021,389
Valeo SE	709	10,419
Vinci SA	42,738	6,241,802
		96,477,896
Germany — 9.1%
adidas AG, Class N	1,234	253,253
Allianz SE, Registered Shares	25,084	11,873,459
BASF SE	53,347	2,851,561
Bayer AG, Class N, Registered Shares	1,009	55,806
Daimler Truck Holding AG	3,394	163,689
Master Portfolio Schedule of Investments
1

Schedule of Investments (unaudited)(continued)
June 30, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
Deutsche Bank AG, Class N, Registered Shares	178,224	$ 6,035,910
Deutsche Boerse AG, Class N	8,097	2,208,454
Deutsche Post AG, Class N	113,386	6,893,464
Deutsche Telekom AG, Class N, Registered Shares	368,295	10,041,297
Evonik Industries AG(a)	19,622	356,051
Fresenius Medical Care AG(a)	38,044	1,722,281
Fresenius SE & Co. KGaA	20,891	954,435
GEA Group AG	6,359	436,646
Hannover Rueck SE, Class N	116	32,125
Heidelberg Materials AG	1,764	336,518
Infineon Technologies AG, Class N	5,219	491,640
Jenoptik AG	2	108
KION Group AG	11,604	515,116
LEG Immobilien SE	4,193	264,835
Mercedes-Benz Group AG, Class N	17,159	863,075
Merck KGaA	4,036	676,614
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class N, Registered Shares	7,566	4,225,311
Nemetschek SE	3,418	208,092
Nordex SE(c)	5,982	315,613
Rational AG	708	518,671
Rheinmetall AG	1,299	1,477,979
RWE AG	44,639	2,886,804
SAP SE	53,530	8,251,550
Schaeffler AG	11	107
Siemens AG, Class N, Registered Shares	37,877	12,177,720
Siemens Energy AG(c)	42,916	8,181,570
Siemens Healthineers AG(d)	5,056	197,197
Symrise AG, Class A	679	68,110
Talanx AG(a)(c)	779	98,531
Vonovia SE	77,600	1,914,351
		87,547,943
Hong Kong — 1.5%
AIA Group Ltd.	977,200	8,946,492
ASMPT Ltd.	4,300	132,556
CK Asset Holdings Ltd.	4,000	22,598
CLP Holdings Ltd.	9,000	84,121
Guotai Junan International Holdings Ltd.(a)	1,041,000	261,580
Insilico Medicine Cayman TopCo(c)	60,000	305,133
Jardine Matheson Holdings Ltd.	21,600	1,332,021
Link REIT	126,700	591,226
Prudential PLC	1,715	22,779
Swire Pacific Ltd., Class A	1,000	10,445
Techtronic Industries Co. Ltd.	117,000	1,947,062
WH Group Ltd.(d)	198,500	210,472
Wharf Real Estate Investment Co. Ltd.	28,000	76,468
		13,942,953
Ireland — 0.2%
Kerry Group PLC, Class A	18,650	1,710,776
Israel — 0.8%
Bank Hapoalim BM	89,290	2,059,514
Bank Leumi Le-Israel BM	72,984	1,633,279
Elbit Systems Ltd.	956	726,918
ICL Group Ltd.	4,447	22,306
Isracard Ltd.	1,271	4,810
Israel Discount Bank Ltd., Class A	64,237	636,032
Mizrahi Tefahot Bank Ltd.	21,371	1,415,439
Security	Shares	Value
Israel (continued)
Nova Ltd.(c)	1,548	$ 823,277
Tower Semiconductor Ltd.(c)	1,296	335,556
		7,657,131
Italy — 3.9%
Amplifon SpA	63,377	686,707
Azimut Holding SpA	428	17,385
Banca Mediolanum SpA	4,774	118,974
Banco BPM SpA	15,411	266,492
Coca-Cola HBC AG, Class DI	2,118	138,064
Enel SpA	822,470	9,434,049
Eni SpA	190,707	4,474,300
FinecoBank Banca Fineco SpA	2,149	54,034
Generali	36,253	1,767,438
Intesa Sanpaolo SpA	1,193,924	8,206,183
Leonardo SpA	14,939	802,080
MFE-MediaForEurope NV, Class A	8	26
Nexi SpA(d)	5,787	23,428
Poste Italiane SpA(a)	28,323	927,109
Prysmian SpA	5,573	938,176
Snam SpA	108,080	780,242
UniCredit SpA	98,192	8,799,843
		37,434,530
Ivory Coast — 0.0%
Endeavour Mining PLC	4,677	229,084
Japan — 23.5%
Advantest Corp.	37,100	7,632,520
Aeon Co. Ltd.	4,100	33,908
AGC, Inc.(a)	5,200	224,689
Aisin Corp.	6,800	92,321
Anritsu Corp.	2,600	71,532
ARCHION Corp.(c)	15,600	27,728
Asahi Kasei Corp.	84,900	944,265
Astellas Pharma, Inc.	15,500	207,338
Bandai Namco Holdings, Inc.	1,500	34,772
Bridgestone Corp.(a)	29,000	611,483
Canon, Inc.(a)	62,700	1,605,770
Chugai Pharmaceutical Co. Ltd.	5,700	263,301
CyberAgent, Inc.	9,500	80,090
Dai Nippon Printing Co. Ltd.	27,600	506,418
Daifuku Co. Ltd.	14,000	620,200
Daiichi Life Group, Inc.	151,300	1,652,005
Daiichi Sankyo Co. Ltd.	127,600	2,051,841
Daikin Industries Ltd.	15,500	2,364,350
Daiwa House Industry Co. Ltd.	83,400	2,259,866
Daiwa Securities Group, Inc.	94,600	938,218
Denso Corp.	228,700	2,633,251
Dentsu Group, Inc.(a)(c)	10,900	208,552
Disco Corp.	4,400	2,289,027
DMG Mori Co. Ltd.(a)	5,200	112,862
Dowa Holdings Co. Ltd.	1,200	64,820
Eisai Co. Ltd.	14,700	370,561
ENEOS Holdings, Inc.	576,200	4,265,241
FANUC Corp.	71,700	3,301,506
Fast Retailing Co. Ltd.	1,300	666,048
Fuji Electric Co. Ltd.(a)	3,000	254,114
Fujikura Ltd.	20,000	792,837
Fujitsu Ltd.	240,800	4,784,695
Hamamatsu Photonics KK	25,700	429,489
Hitachi Construction Machinery Co. Ltd.	4,000	131,134
2
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Hitachi Ltd.	319,900	$ 8,853,582
Honda Motor Co. Ltd.	69,200	623,337
Horiba Ltd.	10,500	1,802,894
Hoya Corp.	8,100	1,306,540
Ibiden Co. Ltd.	200	30,196
ITOCHU Corp.	436,400	4,980,473
Japan Exchange Group, Inc.	7,200	91,123
Japan Post Holdings Co. Ltd.	113,100	1,520,195
Japan Tobacco, Inc.(a)	7,600	280,436
Kajima Corp.	39,600	1,443,537
Kandenko Co. Ltd.	1,100	45,916
Kansai Electric Power Co., Inc.	96,300	1,360,897
Kao Corp.(a)	66,000	1,308,032
Kawasaki Kisen Kaisha Ltd.(a)	25,700	393,917
KDDI Corp.	90,700	1,523,552
Keyence Corp.	2,300	1,162,620
Kinden Corp.	1,500	74,044
Kioxia Holdings Corp.(c)	12,100	7,032,880
Kobe Bussan Co. Ltd.(a)	36,000	582,001
Kokusai Electric Corp.	1,600	109,960
Kyocera Corp.	1,100	24,396
LY Corp.	421,700	1,122,380
M3, Inc.	30,700	342,182
Mitsubishi Corp.	148,900	3,983,398
Mitsubishi Electric Corp.	174,200	6,388,696
Mitsubishi Estate Co. Ltd.	1,600	40,802
Mitsubishi HC Capital, Inc.	33,000	268,060
Mitsubishi Heavy Industries Ltd.	234,400	5,326,197
Mitsubishi Materials Corp.	1,100	29,537
Mitsubishi UFJ Financial Group, Inc.	558,800	11,132,931
Mitsui & Co. Ltd.	116,600	3,255,818
Mitsui Chemicals, Inc.	49,200	652,124
Mitsui Fudosan Co. Ltd.	369,400	3,423,754
Mizuho Financial Group, Inc.	37,100	1,781,868
Murata Manufacturing Co. Ltd.	89,000	6,388,843
NEC Corp.	212,400	5,127,823
Nexon Co. Ltd.	7,900	104,992
NGK Corp.	52,700	2,483,707
Nintendo Co. Ltd.	95,900	4,031,635
Nippon Electric Glass Co. Ltd.(a)	3,600	146,913
Nippon Yusen KK	6,900	223,176
Nitto Denko Corp.	123,300	2,425,776
Nomura Holdings, Inc.	150,200	1,318,746
Nomura Research Institute Ltd.	15,700	440,447
NSK Ltd.	13,700	96,805
Obayashi Corp.	153,000	3,091,904
Ono Pharmaceutical Co. Ltd.	217,200	3,192,722
ORIX Corp.	16,300	620,892
Osaka Gas Co. Ltd.	6,300	212,269
Otsuka Corp.	900	15,408
Otsuka Holdings Co. Ltd.	1,500	99,839
Pan Pacific International Holdings Corp.	391,000	1,981,799
Rakuten Group, Inc.(c)	29,200	136,296
Recruit Holdings Co. Ltd.	81,600	5,677,641
Renesas Electronics Corp.	91,600	2,827,585
Rohm Co. Ltd.	8,600	290,805
SBI Holdings, Inc.	17,200	282,059
SCREEN Holdings Co. Ltd.	400	44,871
Secom Co. Ltd.	21,000	834,250
Seiko Epson Corp.	13,200	220,941
Sekisui Chemical Co. Ltd.	15,500	248,549
Security	Shares	Value
Japan (continued)
Seven & i Holdings Co. Ltd.	4,400	$ 52,766
Shimadzu Corp.	1,300	33,156
Shimizu Corp.	106,300	1,683,372
Shin-Etsu Chemical Co. Ltd.	88,800	3,870,744
Shiseido Co. Ltd.(a)	25,200	406,753
SMC Corp.	200	89,417
SoftBank Corp.	1,934,700	2,470,474
SoftBank Group Corp.	141,700	5,256,117
Sony Financial Group, Inc.	34,400	29,974
Sony Group Corp.	521,100	10,486,650
Subaru Corp.(a)	15,300	223,844
Sumitomo Chemical Co. Ltd.	838,600	2,676,194
Sumitomo Corp.	8,400	80,738
Sumitomo Electric Industries Ltd.	72,400	1,343,536
Sumitomo Heavy Industries Ltd.	7,300	230,424
Sumitomo Metal Mining Co. Ltd.	4,500	208,713
Sumitomo Mitsui Financial Group, Inc.	151,400	5,934,734
Sumitomo Mitsui Trust Group, Inc.	80,000	2,987,196
Sumitomo Realty & Development Co. Ltd.	3,800	88,225
Suzuki Motor Corp.	131,800	1,594,217
Sysmex Corp.	15,300	137,637
Taisei Corp.	14,400	1,274,722
Takeda Pharmaceutical Co. Ltd.	41,200	1,313,235
TDK Corp.	184,700	4,143,619
Terumo Corp.	140,900	1,924,347
Tokio Marine Holdings, Inc.	22,000	967,314
Tokyo Electric Power Co. Holdings, Inc.(c)	5,000	14,287
Tokyo Electron Ltd.	30,200	14,642,584
Tokyo Gas Co. Ltd.	20,600	780,035
Tokyo Ohka Kogyo Co. Ltd.	500	35,523
Tokyo Seimitsu Co. Ltd.	2,800	356,027
Tokyu Fudosan Holdings Corp.	34,100	273,217
Toray Industries, Inc.	39,900	279,485
Tosoh Corp.	8,500	154,369
Toyota Motor Corp.	55,000	921,387
Trend Micro, Inc.	24,800	918,810
Unicharm Corp.(a)	20,000	115,899
Yaskawa Electric Corp.	2,000	88,216
		225,479,677
Luxembourg — 0.0%
Eurofins Scientific SE	120	9,390
SES SA	5	41
		9,431
Macau — 0.2%
Galaxy Entertainment Group Ltd.	165,000	621,148
Sands China Ltd.(a)	928,400	1,549,048
		2,170,196
Netherlands — 6.9%
Adyen NV(c)(d)	668	626,662
Argenx SE(c)	2,129	1,973,293
ASM International NV	4,016	4,618,324
ASML Holding NV	21,235	42,049,025
ASR Nederland NV	3,045	229,961
BE Semiconductor Industries NV	90	29,723
Heineken Holding NV	6,182	470,759
ING Groep NV	168,902	5,329,415
Koninklijke Ahold Delhaize NV	111,506	4,487,264
Koninklijke Philips NV	75,918	2,064,564
Master Portfolio Schedule of Investments
3

Schedule of Investments (unaudited)(continued)
June 30, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Netherlands (continued)
NN Group NV	1,171	$ 102,660
Wolters Kluwer NV, Class C	68,214	4,410,691
		66,392,341
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp. Ltd.(a)	13,608	302,294
Meridian Energy Ltd.	25,669	84,912
		387,206
Nigeria — 0.0%
Airtel Africa PLC(d)	5,091	22,132
Norway — 0.9%
Aker BP ASA	70,292	2,144,581
Aker Solutions ASA	13	58
DNB Bank ASA	65,275	1,943,384
Equinor ASA	38,428	1,211,765
Kongsberg Gruppen ASA	46,758	1,409,093
Mowi ASA	30,079	555,653
Telenor ASA	76,441	1,095,048
		8,359,582
Portugal — 0.3%
EDP SA	526,147	2,748,548
Galp Energia SGPS SA, Class B	4	85
		2,748,633
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	22,600	41,471
DBS Group Holdings Ltd.	59,600	3,017,834
Oversea-Chinese Banking Corp. Ltd.	2,100	40,301
Seatrium Ltd.	33,000	50,381
Singapore Technologies Engineering Ltd.	190,000	1,530,325
Singapore Telecommunications Ltd.	377,000	1,287,084
		5,967,396
Spain — 5.2%
ACS Actividades de Construccion y Servicios SA	23,654	3,478,480
Amadeus IT Group SA	2,447	143,152
Banco Bilbao Vizcaya Argentaria SA	202,159	5,089,717
Banco Santander SA	1,265,677	17,567,400
Bankinter SA	22,686	379,896
CaixaBank SA	138,162	1,957,502
Cellnex Telecom SA(d)	1,197	35,785
Enagas SA	13,846	268,315
Grifols SA , Class A	17,660	180,882
Iberdrola SA	422,172	10,507,681
Industria de Diseno Textil SA	60,913	3,839,487
Naturgy Energy Group SA	74,952	2,349,310
Repsol SA	26,844	670,687
Telefonica SA	919,732	3,696,243
Unicaja Banco SA(d)	8,405	29,959
		50,194,496
Sweden — 2.5%
Assa Abloy AB, Class B	77,454	2,736,514
Atlas Copco AB, A Shares	51,590	1,045,677
Atlas Copco AB, B Shares	10,272	182,102
Boliden AB	750	42,378
Evolution AB(c)(d)	3,836	263,321
H & M Hennes & Mauritz AB, B Shares	79,224	1,362,798
Hexagon AB, Class B, B shares	199,781	1,652,858
Industrivarden AB, A Shares	2,661	149,293
Indutrade AB	2,925	60,527
Saab AB, Class B	1,300	67,775
Security	Shares	Value
Sweden (continued)
Sandvik AB	111,572	$ 4,607,383
Securitas AB, B Shares	60,242	989,335
Skandinaviska Enskilda Banken AB, Class A	63,908	1,272,473
Skanska AB, B Shares	47,942	1,282,537
SKF AB, Class B, B Shares	20,720	532,231
Svenska Handelsbanken AB, A Shares	87,441	1,286,721
Swedish Orphan Biovitrum AB(c)	8,711	415,229
Tele2 AB, Class B, B Shares	145,550	2,532,860
Telefonaktiebolaget LM Ericsson, B Shares(a)	180,071	2,019,441
Telia Co. AB	107,916	525,641
Volvo AB, B Shares	31,726	1,079,183
		24,106,277
Switzerland — 6.3%
ABB Ltd., Class N, Registered Shares	161,821	17,602,765
Accelleron Industries AG	4,985	511,942
Alcon AG	594	40,053
BKW AG	775	130,313
Chocoladefabriken Lindt & Spruengli AG	5	58,084
Cie Financiere Richemont SA, Class A, Registered Shares	2,427	560,220
DSM-Firmenich AG(a)	3,911	371,222
Geberit AG, Class N, Registered Shares	57	38,037
Givaudan SA, Class N, Registered Shares	80	338,381
Helvetia Baloise Holding AG	86	22,179
Julius Baer Group Ltd., Class N	640	55,296
Kuehne & Nagel International AG, Registered Shares	584	141,703
Logitech International SA, Class N, Registered Shares	30,956	2,903,936
Nestle SA, Class N, Registered Shares	115,831	11,880,223
Novartis AG, Class N, Registered Shares	59,856	9,355,032
Partners Group Holding AG	216	176,922
Schindler Holding AG	5,024	1,665,438
Schindler Holding AG, Class N, Registered Shares	1,238	393,544
SGS SA, Registered Shares	15,096	1,750,577
Sika AG, Registered Shares	77	15,879
Sonova Holding AG, Registered Shares	3,460	821,206
Sunrise Communications AG, Class A	183	9,104
UBS Group AG, Registered Shares	178,165	8,830,055
VAT Group AG(d)	584	512,121
Zurich Insurance Group AG, Class N	2,505	1,852,779
		60,037,011
United Kingdom — 13.2%
3i Group PLC	27,978	920,025
Admiral Group PLC	13,830	653,173
Anglo American PLC	29,856	1,464,510
AstraZeneca PLC	78,014	14,565,541
Aviva PLC	67,554	582,436
BAE Systems PLC	251,191	6,155,844
Balfour Beatty PLC	24,146	277,758
Barclays PLC	1,408,682	9,439,578
Barratt Redrow PLC	86,924	324,171
British American Tobacco PLC	38,516	2,383,484
Burberry Group PLC(c)	699	9,875
Centrica PLC	50,922	115,401
CK Hutchison Holdings Ltd.	501,000	4,246,293
Compass Group PLC	141,201	4,562,110
Dunelm Group PLC	3	31
GSK PLC	258,378	6,783,166
Halma PLC	26,096	1,363,996
Hikma Pharmaceuticals PLC	1,080	21,759
HSBC Holdings PLC	739,780	13,988,713
IG Group Holdings PLC	38,279	923,093
4
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
IMI PLC	4,673	$ 184,089
Imperial Brands PLC	111,341	4,115,034
J Sainsbury PLC(a)	582,166	2,470,483
Johnson Matthey PLC	2,409	60,495
Kingfisher PLC	10,646	39,972
Legal & General Group PLC	70,068	265,654
Lloyds Banking Group PLC	4,124,086	6,035,710
London Stock Exchange Group PLC	823	88,979
Melrose Industries PLC	5	32
National Grid PLC	8,104	133,665
NatWest Group PLC	639,588	5,643,691
Next PLC	15,237	2,939,869
Reckitt Benckiser Group PLC	20,372	1,326,901
RELX PLC	3,142	99,302
Rolls-Royce Holdings PLC	310,533	5,952,805
Sage Group PLC	269,869	2,927,825
Shell PLC	304,711	11,839,539
Smiths Group PLC	90,799	3,084,416
Standard Chartered PLC	36,759	994,057
Taylor Wimpey PLC	67,642	72,385
Tesco PLC	383,742	2,339,328
Unilever PLC	53,344	3,204,245
Vodafone Group PLC	3,204,720	4,241,642
Weir Group PLC	3,260	103,984
		126,945,059
United States — 2.3%
BP PLC	656,654	4,047,444
Holcim AG	10,601	955,815
InterContinental Hotels Group PLC	17,017	2,924,926
Qiagen NV	20,807	804,901
Roche Holding AG	28,360	11,658,406
Roche Holding AG, Class BR	2,656	1,112,755
Stellantis NV(c)	3,399	19,416
Tenaris SA	6,596	182,593
		21,706,256
Total Common Stocks — 97.3% (Cost: $733,542,537)		934,423,134
Security	Shares	Value
Rights
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, (Expires 07/27/26)(c)	23,654	$ 49,649
Total Rights — 0.0% (Cost: $50,417)		49,649
Total Long-Term Investments — 97.3% (Cost: $733,592,954)		934,472,783
Short-Term Securities
Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(e)(f)(g)	15,189,238	15,193,794
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.62%(e)(f)	24,936,943	24,936,943
Total Short-Term Securities — 4.2% (Cost: $40,130,298)		40,130,737
Total Investments — 101.5% (Cost: $773,723,252)		974,603,520
Liabilities in Excess of Other Assets — (1.5)%		(14,392,612)
Net Assets — 100.0%		$ 960,210,908

(a)	All or a portion of this security is on loan.
(b)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)	Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Master Portfolio.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the six months ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/26	Shares Held at 06/30/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 10,226,068	$ 4,968,823 (a)	$ —	$ (1,255)	$ 158	$ 15,193,794	15,189,238	$ 28,413 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	16,541,098	8,395,845 (a)	—	—	—	24,936,943	24,936,943	482,150	—
				$ (1,255)	$ 158	$ 40,130,737		$ 510,563	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Master Portfolio Schedule of Investments
5

Schedule of Investments (unaudited)(continued)
June 30, 2026
International Tilts Master Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	147	09/18/26	$ 23,118	$ (149,378)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$ —	$ —	$ 149,378	$ —	$ —	$ —	$ 149,378

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Master Portfolio Schedule of Investments. In the
Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in net unrealized appreciation (depreciation).

For the period ended June 30, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$ —	$ —	$ 2,268,388	$ —	$ —	$ —	$ 2,268,388
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$ —	$ —	$ (235,213)	$ —	$ —	$ —	$ (235,213)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$23,888,653
For more information about the Master Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy. The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 68,642,533	$ —	$ 68,642,533
Austria	—	3,201,458	—	3,201,458
Belgium	—	4,632,222	—	4,632,222
Chile	—	38,725	—	38,725
China	—	997,031	—	997,031
Czech Republic	280,220	—	—	280,220
6
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
June 30, 2026
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Denmark	$ 954,249	$ 12,262,465	$ —	$ 13,216,714
Finland	—	3,888,225	—	3,888,225
France	—	96,477,896	—	96,477,896
Germany	—	87,547,943	—	87,547,943
Hong Kong	—	13,942,953	—	13,942,953
Ireland	—	1,710,776	—	1,710,776
Israel	—	7,657,131	—	7,657,131
Italy	—	37,434,530	—	37,434,530
Ivory Coast	—	229,084	—	229,084
Japan	27,728	225,451,949	—	225,479,677
Luxembourg	41	9,390	—	9,431
Macau	—	2,170,196	—	2,170,196
Netherlands	4,487,264	61,905,077	—	66,392,341
New Zealand	—	387,206	—	387,206
Nigeria	—	22,132	—	22,132
Norway	2,504,141	5,855,441	—	8,359,582
Portugal	—	2,748,633	—	2,748,633
Singapore	—	5,967,396	—	5,967,396
Spain	268,315	49,926,181	—	50,194,496
Sweden	—	24,106,277	—	24,106,277
Switzerland	—	60,037,011	—	60,037,011
United Kingdom	1,038,525	125,906,534	—	126,945,059
United States	—	21,706,256	—	21,706,256
Rights	49,649	—	—	49,649
Short-Term Securities
Money Market Funds	40,130,737	—	—	40,130,737
	$ 49,740,869	$ 924,862,651	$ —	$ 974,603,520
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (149,378)	$ —	$ —	$ (149,378)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Master Portfolio Schedule of Investments
7

Statement of Assets and Liabilities (unaudited)
June 30, 2026

International Tilts Master Portfolio
ASSETS
Investments, at value — unaffiliated(a)(b)	$ 934,472,783
Investments, at value — affiliated(c)	40,130,737
Cash pledged for futures contracts	740,910
Foreign currency, at value(d)	1,500,275
Receivables:
Investments sold	10,415,922
Securities lending income — affiliated	4,919
Contributions from investors	2,658,824
Dividends — unaffiliated	1,002,288
Dividends — affiliated	68,719
Variation margin on futures contracts	71,619
Prepaid expenses	4,517
Total assets	991,071,513
LIABILITIES
Collateral on securities loaned	15,196,147
Payables:
Investments purchased	15,288,178
Administration fees	45,805
Investment advisory fees	317,364
Trustees’ fees	1,054
Professional fees	12,057
Total liabilities	30,860,605
Commitments and contingent liabilities
NET ASSETS	$ 960,210,908
NET ASSETS CONSIST OF
Investors’ capital	$ 759,504,041
Net unrealized appreciation (depreciation)	200,706,867
NET ASSETS	$ 960,210,908
(a) Investments, at cost—unaffiliated	$733,592,955
(b) Securities loaned, at value	$15,148,805
(c) Investments, at cost—affiliated	$40,130,297
(d) Foreign currency, at cost	$1,504,143
See notes to financial statements.
8
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended June 30, 2026

International Tilts Master Portfolio
INVESTMENT INCOME
Dividends — unaffiliated	$20,792,414
Dividends — affiliated	482,150
Securities lending income — affiliated — net	28,413
Foreign taxes withheld	(3,421,018)
Total investment income	17,881,959
EXPENSES
Investment advisory	2,038,403
Administration	255,997
Professional	12,171
Trustees	7,984
Total expenses excluding interest expense	2,314,555
Interest expense — unaffiliated	3,990
Total expenses	2,318,545
Less fees waived and/or reimbursed by the Manager	(285,440)
Total expenses after fees waived and/or reimbursed	2,033,105
Net investment income	15,848,854
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	41,094,306
Investments — affiliated	(1,255)
Foreign currency transactions	(157,880)
Futures contracts	2,268,388
43,203,559
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	60,358,856
Investments — affiliated	158
Foreign currency translations	(28,523)
Futures contracts	(235,213)
60,095,278
Net realized and unrealized gain	103,298,837
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$119,147,691
See notes to financial statements.
Master Portfolio Statement of Operations
9

Statements of Changes in Net Assets

	International Tilts Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$15,848,854	$14,202,221
Net realized gain	43,203,559	40,652,320
Net change in unrealized appreciation (depreciation)	60,095,278	106,227,240
Net increase in net assets resulting from operations	119,147,691	161,081,781
CAPITAL TRANSACTIONS
Proceeds from contributions	381,722,200	348,735,796
Value of withdrawals	(351,344,530)	(19,565,127)
Net increase in net assets derived from capital transactions	30,377,670	329,170,669
NET ASSETS
Total increase in net assets	149,525,361	490,252,450
Beginning of period	810,685,547	320,433,097
End of period	$960,210,908	$810,685,547
See notes to financial statements.
10
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Financial Highlights
(unaudited)

International Tilts Master Portfolio
	Six Months Ended 06/30/26 (unaudited)	Year Ended 12/31/25	Year Ended 12/31/24	Year Ended 12/31/23	Year Ended 12/31/22	Year Ended 12/31/21

Total Return
Total return	10.74%(a)	32.29%	6.62%	20.06%	(13.72)%	13.15%
Ratios to Average Net Assets(b)
Total expenses	0.45%(c)	0.46%	0.46%	0.46%	0.46%	0.46%
Total expenses after fees waived and/or reimbursed	0.40%(c)	0.40%	0.40%	0.40%	0.40%	0.40%
Net investment income	3.10%(c)	2.26%	2.33%	2.54%	2.72%	2.03%
Supplemental Data
Net assets, end of period (000)	$960,211	$810,686	$320,433	$280,489	$253,275	$286,700
Portfolio turnover rate	80%	137%	132%	131%	122%	180%

(a)	Not annualized.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
See notes to financial statements.
Master Portfolio Financial Highlights
11

Notes to Financial Statements (unaudited)

1.
ORGANIZATION
Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MIP is organized as a Delaware statutory trust. International Tilts Master Portfolio (the “Master Portfolio”) is a series of MIP. The Master Portfolio is classified as a diversified fund under the 1940 Act.
The Master Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2.
SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Master Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition:  For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.  Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value.  Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Master Portfolio is informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.
Foreign Currency Translation: The Master Portfolio’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Master Portfolio does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Master Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. The Master Portfolio has elected to treat realized gains (losses) from certain forward foreign currency exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Master Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Master Portfolio invests. These foreign taxes, if any, are paid by the Master Portfolio and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Master Portfolio files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Master Portfolio may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Master Portfolio may maintain cash at its custodian, which at times may exceed United States federally insured limits. The Master Portfolio may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Master Portfolio is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Master Portfolio may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
Indemnifications: In the normal course of business, the Master Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Master Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Master Portfolio, which cannot be predicted with any certainty.
Other:  Expenses directly related to the Master Portfolio are charged to the Master Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Chief Financial Officer acts as the Master Portfolio’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Master Portfolio. The CODM has concluded that the Master Portfolio operates as a single operating segment since the Master Portfolio
12
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Master Portfolio’s financial statements.
3.
INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Master Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Master Portfolio is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Master Portfolio (the “Board”) has approved the designation of the Master Portfolio’s Manager  as the valuation designee for the Master Portfolio. The Master Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Master Portfolio’s assets and liabilities:
•Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded or, if a reported closing price is not available, the last traded price on the exchange or market on which the security or instrument is primarily traded at the time of valuation or last available bid (long positions) or ask (short positions) price.
•Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
•Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Master Portfolio uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Master Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical assets or liabilities;
•Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
•Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.  Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors.  The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4.
SECURITIES AND OTHER INVESTMENTS
Securities Lending: The Master Portfolio may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Master Portfolio and any additional required collateral is delivered to the Master Portfolio, or excess collateral is returned by the Master Portfolio, on the next business day. During the term of the loan, the Master
Master Portfolio Notes to Financial Statements
13

Notes to Financial Statements (unaudited) (continued)

Portfolio is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Institutional Trust Company, N.A. (“BTC”), if any, is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Master Portfolio, except in the event of borrower default. The securities on loan, if any, are disclosed in the Master Portfolio’s Schedule of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statement of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Master Portfolio under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Master Portfolio, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Master Portfolio can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the Master Portfolio’s securities on loan by counterparty which are subject to offset under an MSLA:
Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount(b)
BofA Securities, Inc.	$ 3,320,429	$ (2,809,612)	$ —	$ 510,817
Goldman Sachs & Co. LLC	6,586,915	(6,586,915)	—	—
HSBC Bank PLC	1,282,689	(1,282,689)	—	—
Jefferies LLC	15,854	(8,342)	—	7,512
Macquarie Bank Ltd.	944,693	(944,693)	—	—
Morgan Stanley	1,936,343	(1,936,343)	—	—
State Street Bank & Trust Co.	1,061,882	(1,061,882)	—	—
	$ 15,148,805	$ (14,630,476)	$ —	$ 518,329

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Master Portfolio is disclosed in the
Master Portfolio’s Statement of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of June 30, 2026. Additional collateral is delivered to the Master Portfolio subsequent to period end in accordance with the
MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Master Portfolio benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Master Portfolio could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Master Portfolio.
5.
DERIVATIVE FINANCIAL INSTRUMENTS
The Master Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Master Portfolio and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Master Portfolio and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Master Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal
14
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6.
INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: MIP, on behalf of the Master Portfolio, entered into an Investment Advisory Agreement with the Manager, the Master Portfolio’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Master Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Master Portfolio.
For such services, the Master Portfolio pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Master Portfolio’s net assets:
Average Daily Net Assets	Investment Advisory Fees
First $1 billion	0.40%
$1 billion -$3 billion	0.38
$3 billion -$5 billion	0.36
$5 billion -$10 billion	0.35
Greater than $10 billion	0.34
MIP, on behalf of the Master Portfolio, entered into an Administration Agreement with the Manager, to provide general administrative services (other than investment advice and related portfolio activities). The Manager has agreed to bear all of the Master Portfolio’s ordinary operating expenses, excluding, generally, investment advisory fees, distribution fees, brokerage and other expenses related to the execution of portfolio transactions, extraordinary expenses and certain other expenses which are borne by the Master Portfolio. The Manager is entitled to receive for these administrative services an annual fee of 0.05% based on the average daily net assets of the Master Portfolio.
The Manager entered into separate sub-advisory agreements with BlackRock Fund Advisors (“BFA”) and BlackRock International Limited (“BIL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BFA and BIL for services they provide for that portion of the Master Portfolio for which BFA and BIL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Master Portfolio to the Manager.
Expense Waivers and Reimbursements:  The fees and expenses of MIP’s trustees who are not “interested persons” of MIP, as defined in the 1940 Act (“Independent Trustees”), counsel to the Independent Trustees and the Master Portfolio’s independent registered public accounting firm (together, the “independent expenses”) are paid directly by the Master Portfolio. The Manager has contractually agreed to reimburse the Master Portfolio or provide an offsetting credit against the investment advisory fees paid by the Master Portfolio in an amount equal to these independent expenses through June 30, 2027. This amount waived is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $20,155.
The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Master Portfolio pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended June 30, 2026, the amount waived was $9,288.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Master Portfolio’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2027. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Master Portfolio.  For the six months ended June 30, 2026, there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive administration fees through June 30, 2027. This waiver agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees or by a majority of the outstanding voting securities of the Master Portfolio. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the period ended June 30, 2026, the Manager waived $255,997.
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BTC, an affiliate of the Manager, to serve as securities lending agent for the Master Portfolio, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Master Portfolio is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by the Manager or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Master Portfolio bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Master Portfolio Notes to Financial Statements
15

Notes to Financial Statements (unaudited) (continued)

Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Master Portfolio retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the securities lending agreement effective as of January 1, 2026, the Master Portfolio retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specific threshold, the Master Portfolio, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85%  of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70%  of the total of securities lending income plus the collateral investment fees.
Pursuant to the securities lending agreement effective as of January 1, 2025, identical securities lending arrangements were in place for the Master Portfolio for the calendar year ended December 31, 2025.
The share of securities lending income earned by the Master Portfolio is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended June 30, 2026,  the Master Portfolio  paid BTC $8,051 for securities lending agent services.
Trustees and Officers:  Certain trustees and/or officers of MIP are directors and/or officers of BlackRock or its affiliates.
Other Transactions:  The Master Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended June 30, 2026, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
Master Portfolio Name	Purchases	Sales	Net Realized Gain (Loss)
International Tilts Master Portfolio	$ 191,585,264	$ 76,865,696	$ 5,464,095
7.
PURCHASES AND SALES
For the six months ended June 30, 2026, purchases and sales of investments, excluding short-term securities, were $817,811,213 and $775,629,091, respectively.
8.
INCOME TAX INFORMATION
The Master Portfolio is classified as a partnership for U.S. federal income tax purposes. As such, each investor in the Master Portfolio is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master Portfolio. Therefore, no U.S. federal income tax provision is required.  It is intended that the Master Portfolio’s assets will be managed so an investor in the Master Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.
The Master Portfolio files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master Portfolio’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Master Portfolio’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Master Portfolio as of June 30, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Master Portfolio’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Master Portfolio’s NAV.
As of June 30, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
Master Portfolio Name	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
International Tilts Master Portfolio	$ 787,645,802	$ 215,971,132	$ (29,162,792)	$ 186,808,340
9.
BANK BORROWINGS
MIP, on behalf of the Master Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Master Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Master Portfolio, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the Fed Funds rate (but in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
16
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)

Secured Overnight Financing Rate (“SOFR”) (but in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2027 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.  During the six months ended June 30, 2026, the Master Portfolio did not borrow under the credit agreement.
10.
PRINCIPAL RISKS
In the normal course of business, the Master Portfolio invests in securities or other instruments and may enter into certain transactions, and such activities subject the Master Portfolio to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Master Portfolio and its investments. The Master Portfolio’s prospectus provides details of the risks to which the Master Portfolio is subject.
The Master Portfolio may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Master Portfolio may invest in illiquid investments. An illiquid investment is any investment that the Master Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Master Portfolio may  experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Master Portfolio’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Master Portfolio may lose value, regardless of the individual results of the securities and other instruments in which the Master Portfolio invests. The Master Portfolio’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Master Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Master Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master Portfolio.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Master Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Master Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Master Portfolio.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Master Portfolio’s portfolio are disclosed in its Schedule of Investments.
The Master Portfolio invests a substantial amount of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Master Portfolio’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Master Portfolio’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be  more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have
Master Portfolio Notes to Financial Statements
17

Notes to Financial Statements (unaudited) (continued)

adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Master Portfolio invests a significant portion of its assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Master Portfolio’s investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11.
SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Master Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
18
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Additional Information

Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Each of BAL and BFA has contractually agreed to reimburse, or provide offsetting credits to, the Master Portfolio for the Master Portfolio’s allocable portion of the fees and expenses of the independent trustees of MIP, counsel to such independent trustees and the independent registered public accounting firm.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements and other information regarding the Master Portfolio may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Master Portfolio and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select “Access Your Account”
3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.
Master Portfolio and MIP Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Fund Advisors
San Francisco, CA 94105
BlackRock International Limited
Edinburgh, EH3 5PP
United Kingdom
Accounting Agent and Custodian
State Street Bank and Trust Company
Boston, MA 02114
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Westborough, MA 01581
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Additional Information
19

Additional Information (continued)

Master Portfolio and MIP Service Providers (continued)
Legal Counsel
Ropes & Gray LLP
New York, NY 10036

Address of MIP
400 Howard Street
San Francisco, CA 94105
20
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

The Board of Trustees (the “Board”, the members of which are referred to as “Board Members”) of Master Investment Portfolio (the “Master Portfolio”) met on April 22, 2026 (the “April Meeting”) and May 19-20, 2026 (the “May Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Master Portfolio, on behalf of International Tilts Master Portfolio (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock Fund Advisors (“BFA”) and (2) the Manager and BlackRock International Limited (“BIL” and together with BFA, the “Sub-Advisors”,) with respect to the Fund. The Manager and the Sub-Advisors are referred to herein as “BlackRock”. The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements”.
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Master Portfolio, as defined in the 1940 Act, are considered independent Board Members (the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings during the year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the April Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also provided additional information to the Board in response to specific questions and requests from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any material outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for applicable services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s development and application of applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the April Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent Board Members engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the Board to better assist its deliberations. The materials provided in connection with the April Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds (“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees, as applicable; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the May Meeting, and such responses were reviewed by the Board Members.
At the May Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made or benefits that inure to BlackRock or its affiliates including relating to, as applicable, securities lending and cash management activities of a Fund. The Board noted the willingness of BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
21

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of funds, relevant benchmarks, and performance metrics, as applicable. Throughout the year, the Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team (including the tenure of or changes in the portfolio management team); research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks, the role of BlackRock’s Risk & Quantitative Analysis Group, and BlackRock’s policies and procedures for third-party vendor oversight. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information, and periodic shareholder reports; (ii) oversight of daily accounting and net asset value; and services related to the valuation and pricing of the Fund’s portfolio holdings; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of BIL with respect to the Fund facilitates the provision of investment advice and trading by investment personnel located outside of the United States. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the April Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the April Meeting. In preparation for the April Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2025, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Fund ranked in the second, first and first quartiles, respectively, against its Performance Peers.
C. Consideration of the Advisory/Management Fees and the Estimated Costs of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
22
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements (continued)

The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2025 compared to available aggregate estimated profitability data provided for the prior two years. The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability information for other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board additionally noted that BlackRock has contractually agreed to waive its administration fee payable by the Fund. The Board further noted that BlackRock and its affiliates have contractually agreed to reimburse or otherwise compensate the Fund for certain other fees and expenses.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. The Board also noted the revenue received by BlackRock and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BlackRock and/or its affiliates. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. Throughout the year, the Board also received information and reporting, as applicable, regarding BlackRock’s soft dollar, brokerage, and trade execution practices.
Conclusion
At the May Meeting, in a continuation of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board of the Master Portfolio, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master Portfolio, on behalf of the Fund, for a one-year term ending June 30, 2027, and the Sub-Advisory Agreements between the Manager and the Sub-Advisors, with respect to the Fund, for a one-year term ending June 30, 2027. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board of the Master Portfolio, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
23

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SCA	Societe en Commandite par Actions
24
2026 BlackRock Semi-Annual Financial Statements and Additional Information

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

(b) There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrants’ securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrants’ independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrants have duly caused this report to be signed on their behalf by the undersigned, thereunto duly authorized.

BlackRock Funds III and Master Investment Portfolio

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrants and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 21, 2026

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds III and Master Investment Portfolio

Date: August 21, 2026